      As filed with the Securities and Exchange Commission on April 6, 2006


                                            REGISTRATION STATEMENT NO.333-101778
                                                                       811-21262

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 13


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 14


                                 --------------

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                 --------------

                                  One Cityplace
                        Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116


                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Individual Variable Annuity Contracts


================================================================================

                   PIONEER ANNUISTAR PLUS ANNUITY PROSPECTUS:


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES



This prospectus describes PIONEER ANNUISTAR PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AIM VARIABLE INSURANCE FUNDS - SERIES II+                       Pioneer Cullen Value VCT Portfolio
   AIM V.I. Capital Appreciation Fund                           Pioneer Emerging Markets VCT Portfolio
   AIM V.I. Mid Cap Core Equity Fund                            Pioneer Equity Income VCT Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -          Pioneer Equity Opportunity VCT Portfolio
   CLASS II
   Franklin Rising Dividends Securities Fund                    Pioneer Europe VCT Portfolio
   Franklin Small-Mid Cap Growth Securities Fund                Pioneer Fund VCT Portfolio
   Templeton Foreign Securities Fund                            Pioneer Global High Yield VCT Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.- Class II+      Pioneer Growth Shares VCT Portfolio
   Legg Mason Partners Variable All Cap Portfolio+              Pioneer High Yield VCT Portfolio
   Legg Mason Partners Variable Total Return Portfolio+         Pioneer Ibbotson Aggressive Allocation VCT Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II - CLASS II+          Pioneer Ibbotson Growth Allocation VCT Portfolio
   Legg Mason Partners Variable Aggressive Growth Portfolio+    Pioneer Ibbotson Moderate Allocation VCT Portfolio
MET INVESTORS SERIES TRUST - CLASS B                            Pioneer International Value VCT Portfolio
   Oppenheimer Capital Appreciation Portfolio+                  Pioneer Mid Cap Value VCT Portfolio
METROPOLITAN SERIES FUND, INC.                                  Pioneer Oak Ridge Large Cap Growth VCT Portfolio
   BlackRock Money Market Portfolio - Class A+                  Pioneer Real Estate Shares VCT Portfolio
   Oppenheimer Global Equity Portfolio - Class B+               Pioneer Small and Mid Cap Growth VCT Portfolio+
PIONEER VARIABLE CONTRACTS TRUST - CLASS II                     Pioneer Small Cap Value VCT Portfolio
   Pioneer America Income VCT Portfolio                         Pioneer Small Company VCT Portfolio
   Pioneer AmPac Growth VCT Portfolio+                          Pioneer Strategic Income VCT Portfolio
   Pioneer Balanced VCT Portfolio                               Pioneer Value VCT Portfolio



 + This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary...............................................     3
Summary................................................     5
Fee Table..............................................     9
Condensed Financial Information........................    16
The Annuity Contract...................................    16
   Contract Owner Inquiries............................    17
   Purchase Payments...................................    17
   Purchase Payment Credits............................    18
   Accumulation Units..................................    18
   The Variable Funding Options........................    19
The Fixed Account......................................    22
Charges and Deductions.................................    22
   General.............................................    22
   Withdrawal Charge...................................    23
   Free Withdrawal Allowance...........................    23
   Transfer Charge.....................................    23
   Administrative Charges..............................    24
   Mortality and Expense Risk Charge...................    24
   Variable Benefit Charge.............................    24
   Variable Liquidity Benefit Charge...................    24
   Enhanced Stepped-Up Provision Charge................    24
   Guaranteed Minimum Withdrawal Benefit Charge........    24
   Guaranteed Minimum Accumulation Benefit Charge......    25
   Variable Funding Option Expenses....................    25
   Premium Tax.........................................    25
   Changes in Taxes Based upon Premium or Value........    25
Transfers..............................................    25
   Market Timing/Excessive Trading.....................    25
   Dollar Cost Averaging...............................    27
Access to Your Money...................................    27
   Systematic Withdrawals..............................    28
Ownership Provisions...................................    28
   Types of Ownership..................................    28
     Contract Owner....................................    28
     Beneficiary.......................................    29
     Annuitant.........................................    29
Death Benefit..........................................    29
   Death Proceeds before the Maturity Date.............    30
   Enhanced Stepped-Up Provision.......................    32
   Payment of Proceeds.................................    32
   Spousal Contract Continuance........................    34
   Beneficiary Contract Continuance....................    34
   Death Proceeds after the Maturity Date..............    35
Living Benefits........................................    35
   Guaranteed Minimum Withdrawal Benefit...............    35
   Guaranteed Minimum Accumulation Benefit.............    41
The Annuity Period.....................................    48
   Maturity Date.......................................    48
   Allocation of Annuity...............................    48
   Variable Annuity....................................    48
   Fixed Annuity.......................................    49
Payment Options........................................    49
   Election of Options.................................    49
   Annuity Options.....................................    49
   Variable Liquidity Benefit..........................    50
Miscellaneous Contract Provisions......................    50
   Right to Return.....................................    50
   Termination.........................................    51
   Required Reports....................................    51
   Suspension of Payments..............................    51
The Separate Accounts..................................    51
   Performance Information.............................    52
Federal Tax Considerations.............................    52
   General Taxation of Annuities.......................    52
   Types of Contracts: Qualified and Non-qualified.....    53
   Qualified Annuity Contracts.........................    53
     Taxation of Qualified Annuity Contracts...........    53
     Mandatory Distributions for Qualified Plans.......    53
   Non-qualified Annuity Contracts.....................    53
     Diversification Requirements for
       Variable Annuities..............................    54
     Ownership of the Investments......................    54
     Taxation of Death Benefit Proceeds................    55
   Other Tax Considerations............................    55
     Treatment of Charges for Optional Death Benefits..    55
     Penalty Tax for Premature Distribution............    55
     Puerto Rico Tax Considerations....................    55
     Non-Resident Aliens...............................    55
Other Information......................................    56
   The Insurance Companies.............................    56
   Financial Statements................................    56
   Distribution of Variable Annuity Contracts..........    56
   Conformity with State and Federal Laws..............    58
   Voting Rights.......................................    58
   Restrictions on Financial Transactions..............    59
   Legal Proceedings ..................................    59
Appendix A: Condensed Financial Information for
MetLife of CT Separate Account Eleven                     A-1

Appendix B: Condensed Financial Information for
MetLife of CT Separate Account Twelve                     B-1
Appendix C: The Fixed Account..........................   C-1
Appendix D: Nursing Home Waiver........................   D-1
Appendix E: Contents of the Statement of Additional
  Information..........................................   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                         PIONEER ANNUISTAR PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This Contract is not available for purchase if the owner or the Annuitant is age 81 or older.



The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.



If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are four GMWB rider options. The current charge for GMWB I Rider, GMWB II rider, and GMWB III rider, on an annual basis, is as follows: 0.40%, 0.50%, and 0.25%, respectively. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



The fourth GMWB rider is the Guaranteed Minimum Withdrawal Benefit for Life rider. If you elect the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life" or "Living Income Guarantee") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.65% for the Single Life Option and 0.80% for the Joint Life Option. The charge can increase but will never exceed 1.50%. This charge will continue until termination of the rider or Contract. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the
election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:


      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater of the Contract Owner or the Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expense for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.



            For Contracts issued between May 1, 2003, the current Purchase Payment Credit is equal to 6.0% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before May 1, 2003. For contracts issued from May 1, 2003 until the date we change or rescind this Purchase Payment Credit increase, the 6.0% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received.


      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.


      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.


            - GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" OR "Living Income Guarantee"). For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.


      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................      8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

TRANSFER CHARGE........................................    $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE......................     8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................    $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

           YEARS SINCE PURCHASE                  WITHDRAWAL
               PAYMENT MADE                        CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                8%
        3 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%
        6 years               7 years                4%
        7 years               8 years                3%
        8 years               9 years                2%
        9 years+                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

           YEARS SINCE INITIAL                   WITHDRAWAL
             PURCHASE PAYMENT                      CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years                8%
        3 years               4 years                7%
        4 years               5 years                6%
        5 years               6 years                5%

        6 years               7 years                4%
        7 years               8 years                3%
        8 years               9 years                2%
        9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:



                                                                STANDARD DEATH       STEP-UP DEATH        ROLL-UP DEATH
                                                                    BENEFIT             BENEFIT              BENEFIT
                                                                --------------       -------------        -------------
Mortality and Expense Risk Charge.............................      1.40%                1.55%                1.75%
Administrative Expense Charge.................................      0.15%                0.15%                0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED.............................................      1.55%                1.70%                1.90%
Optional E.S.P. Charge.....................................         0.20%                0.20%                0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED......................................................      1.75%                1.90%                2.10%
Optional GMAB Charge..........................................      0.50%                0.50%                0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED......................................................      2.05%                2.20%                2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
SELECTED(5)...................................................      2.25%                2.40%                2.60%
Optional GMWB I Charge........................................      1.00%(6)             1.00%(6)             1.00%(6)
Optional GMWB II Charge.......................................      1.00%(6)             1.00%(6)             1.00%(6)
Optional GMWB III Charge......................................      0.25%                0.25%                0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE                  1.50%(6)             1.50%(6)             1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE                   1.50%(6)             1.50%(6)             1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
I ONLY SELECTED...............................................      2.55%                2.70%                2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
II ONLY SELECTED..............................................      2.55%                2.70%                2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
III ONLY SELECTED.............................................      1.80%                1.95%                2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
(SINGLE LIFE OPTION) ONLY SELECTED                                  3.05%                3.20%                3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
(JOINT LIFE OPTION) ONLY SELECTED                                   3.05%                3.20%                3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
I SELECTED....................................................      2.75%                2.90%                3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
II SELECTED...................................................      2.75%                2.90%                3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
III SELECTED..................................................      2.00%                2.15%                2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
FOR LIFE (SINGLE LIFE OPTION) SELECTED                              3.25%                3.40%                3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
FOR LIFE (JOINT LIFE OPTION) SELECTED                               3.25%                3.40%                3.60%



----------
(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:



GMWB RIDER                                CURRENT CHARGE
----------------------------------        --------------
GMWB I                                        0.40%
GMWB II                                       0.50%
GMWB for Life (Single Life Option)            0.65%
GMWB for Life (Joint Life Option)             0.80%



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM     MAXIMUM
                                                                         -------     -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are
deducted from Underlying Fund assets, including management
fees, distribution and/or service fees (12b-1) fees, and
other expenses)                                                           0.42%       38.61%





UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                                DISTRIBUTION                      TOTAL       CONTRACTUAL     NET TOTAL
                                                   AND/OR                        ANNUAL        FEE WAIVER       ANNUAL
                                  MANAGEMENT    SERVICE(12B-1)       OTHER      OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                     FEE            FEES           EXPENSES      EXPENSES    REIMBURSEMENT    EXPENSES**
------------------------------    ---------     --------------     --------     ---------    --------------   ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund -
     Series II*                     0.61%           0.25%            0.29%        1.15%            --         1.15%(1)
   AIM V.I. Mid Cap Core
     Equity Fund - Series II*       0.72%           0.25%            0.31%        1.28%            --         1.28%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund - Class 2*     0.62%           0.25%            0.02%        0.89%          0.02%        0.87%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund
     - Class 2*                     0.48%           0.25%            0.28%        1.01%          0.02%        0.99%(2)(3)
   Templeton Foreign
     Securities Fund - Class 2*     0.65%           0.25%            0.17%        1.07%          0.05%        1.02%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class II*          0.75%           0.25%            0.07%        1.07%            --         1.07%
   Legg Mason Partners
     Variable Total Return
     Portfolio - Class II*          0.75%           0.25%            0.30%        1.30%           ---         1.30%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio -
     Class II*                      0.75%           0.25%            0.18%        1.18%            --         1.18%(5)
MET INVESTORS SERIES TRUST
   Oppenheimer Capital
     Appreciation Portfolio
     - Class B*                     0.59%           0.25%            0.10%        0.94%            --         0.94%(6)
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market
     Portfolio - Class A            0.35%             --             0.07%        0.42%          0.01%        0.41%(7)
   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%           0.25%            0.33%        1.18%            --         1.18%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio - Class II*      0.50%           0.25%            0.28%        1.03%            --         1.03%

   Pioneer AmPac Growth VCT
     Portfolio - Class II*          0.75%           0.25%              --         6.62%          5.67%        0.95%(8)
   Pioneer Balanced VCT
     Portfolio - Class II*          0.65%           0.25%            0.29%        1.19%            --         1.19%
   Pioneer Cullen Value VCT
     Portfolio - Class II*          0.70%           0.25%            4.76%        5.71%          4.71%        1.00%(8)
   Pioneer Emerging Markets
     VCT Portfolio - Class II*      1.15%           0.25%            0.59%        1.99%            --         1.99%
   Pioneer Equity Income VCT
     Portfolio - Class II*          0.65%           0.25%            0.06%        0.96%            --         0.96%
   Pioneer Equity
     Opportunity VCT
     Portfolio - Class II*          0.75%           0.25%           37.61%       38.61%          37.36%       1.25%(8)
   Pioneer Europe VCT
     Portfolio - Class II*          0.85%           0.25%            0.76%        1.86%            --         1.86%
   Pioneer Fund VCT
     Portfolio - Class II*          0.65%           0.25%            0.05%        0.95%            --         0.95%
   Pioneer Global High Yield
     VCT Portfolio - Class II*      0.65%           0.25%            4.75%        5.65%          4.65%        1.00%(8)
   Pioneer Growth Shares VCT
     Portfolio - Class II*          0.70%           0.25%            0.29%        1.24%            --         1.24%
   Pioneer High Yield VCT
     Portfolio - Class II*          0.65%           0.25%            0.12%        1.02%            --         1.02%
   Pioneer International
     Value VCT Portfolio -
     Class II*                      0.85%           0.25%            0.59%        1.69%            --         1.69%
   Pioneer Mid Cap Value VCT
     Portfolio - Class II*          0.65%           0.25%            0.05%        0.95%            --         0.95%
   Pioneer Oak Ridge Large
     Cap Growth VCT
     Portfolio - Class II*          0.75%           0.25%              --         1.93%          0.98%        0.95%(8)
   Pioneer Real Estate
     Shares VCT Portfolio -
     Class II*                      0.80%           0.25%            0.13%        1.18%            --         1.18%
   Pioneer Small and Mid Cap
     Growth VCT Portfolio -
     Class II*                      0.75%           0.25%              --         3.25%          2.25%        1.00%(8)
   Pioneer Small Cap Value
     VCT Portfolio - Class II*      0.75%           0.25%            0.39%        1.39%            --         1.39%
   Pioneer Small Company VCT
     Portfolio - Class II*          0.75%           0.25%            0.83%        1.83%            --         1.83%(9)
   Pioneer Strategic Income
     VCT Portfolio - Class II*      0.65%           0.25%            0.24%        1.14%            --         1.14%
   Pioneer Value VCT
     Portfolio - Class II*          0.75%           0.25%            0.43%        1.43%          0.13%        1.30%(8)



                                                                                                             NET TOTAL
                                                                                                               ANNUAL
                                                                                                             OPERATING
                                         DISTRIBUTION                         CONTRACTUAL                     EXPENSES
                                            AND/OR                 TOTAL          FEE         NET TOTAL    INCLUDING NET
                                           SERVICE                 ANNUAL       WAIVER         ANNUAL       EXPENSES OF
                             MANAGEMENT    (12B-1)       OTHER   OPERATING   AND/OR EXPENSE   OPERATING      UNDERLYING
  UNDERLYING FUND:              FEE          FEES      EXPENSES  EXPENSES    REIMBURSEMENT    EXPENSES**     PORTFOLIOS
-------------------------   -----------  ------------  --------  ---------   --------------   ----------   --------------
PIONEER VARIABLE
 CONTRACTS TRUST
Pioneer Ibbotson
 Aggressive Allocation
 VCT Portfolio - Class II*     0.17%        0.25%        0.70%     1.12%          0.38%         0.74%      1.62%(8)(10)(11)
Pioneer Ibbotson Growth
 Allocation VCT Portfolio
 - Class II*                   0.17%        0.25%        0.32%     0.74%           ---          0.74%      1.58%(10)(11)
Pioneer Ibbotson Moderate
 Allocation VCT Portfolio
 - Class II*                   0.17%        0.25%        0.32%     0.74%           ---          0.74%      1.54%(10)(11)

----------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


NOTES


(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) While the maximum amount payable under the Fund's Class rule 12b-1 plan is 0.35% per year of the Fund's Class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.



(4) The management fee in the table has been restated to reflect a new management fee schedule which became effective on October 1, 2005.




(5) The management fee in the table has been restated to reflect a new management fee schedule which became effective on December 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.05%.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and 0.015% on the next $500 million of assets.



(8) Net Total Annual Operating Expenses reflect a contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to the percentages of the average daily net assets attributable to Class II shares listed in the table below. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007. See the Statement of Additional Information for the Underlying Fund for details regarding the expense limitation agreement.



                                                                          CONTRACTUAL FEE
                                                                              AND/OR
                                                                              EXPENSE
VARIABLE FUNDING OPTION                                                     LIMITATION
------------------------------------------------------------------        ---------------
Pioneer AmPac Growth VCT Portfolio................................             0.95%
Pioneer Cullen Value VCT Portfolio................................             1.00%
Pioneer Equity Opportunity VCT Portfolio..........................             1.25%
Pioneer Global High Yield VCT Portfolio...........................             1.00%
Pioneer Oak Ridge Large Cap Growth VCT Portfolio..................             0.95%
Pioneer Small and Mid Cap Growth VCT Portfolio....................             1.00%
Pioneer Value VCT Portfolio.......................................             1.30%
Pioneer Ibbotson Aggressive Allocation VCT Portfolio..............             0.74%



(9) Pioneer Small Company VCT Portfolio is expected to merge into Pioneer Small Cap Value VCT Portfolio as of approximately May 24, 2006.



(10) The management fee payable by the portfolio is equal to 0.13% of average daily net assets attributable to the portfolio's investments in underlying funds managed by Pioneer Investment Management, Inc. ("Pioneer") and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.



(11) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios ("underlying portfolios"). In addition to their own operating expenses, these portfolios indirectly pay a portion of the expenses incurred by the underlying portfolios. The average expense ratio of underlying portfolios below is an estimate based upon (i) Ibbotson Associates, LLC's ("Ibbotson's") initial target allocation of the portfolios' assets among underlying portfolios and (ii) the historical expense ratio of the underlying portfolios based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the portfolios' actual allocation of its assets and the actual expenses of the underlying portfolios. Certain of the underlying portfolios have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying portfolio. The average expense ratio of underlying portfolios is estimated to be 0.88% for the Pioneer Ibbotson Aggressive Allocation VCT Portfolio, 0.84% for the Pioneer Ibbotson Growth Allocation VCT Portfolio and 0.80% for the Pioneer Ibbotson Moderate Allocation VCT Portfolio, in each case based upon (i) Ibbotson's initial target allocation of the portfolio's assets among underlying portfolios and (ii) the historical gross expense ratio of the underlying portfolios for their most recent fiscal year. The portfolios only invest in class shares of the underlying portfolios that do not incur sales loads or Rule 12b-1 fees. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.31% of average daily net assets. Based on the initial target allocations and the most recent shareholder report or prospectus of each underlying portfolio, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying portfolios ranges from 0.57% - 1.21% of average daily net assets.



EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life (assuming the maximum 1.50% charge applies in all Contract Years).



                                      IF CONTRACT IS SURRENDERED AT THE END OF   IF CONTRACT IS NOT SURRENDERED OR ANNUITIZED
                                                   PERIOD SHOWN:                          AT THE END OF PERIOD SHOWN:
                                      ----------------------------------------   --------------------------------------------
FUNDING OPTION                        1 YEAR    3 YEARS     5 YEARS    10 YEARS  1 YEAR     3 YEARS     5 YEARS      10 YEARS
------------------------------------  ------    -------     -------    --------  ------     -------     -------      --------
Underlying Fund with Minimum Total
 Annual Operating Expenses..........  $1,210     $1,956     $ 2,611    $ 4,202   $  410      $1,236      $2,071      $ 4,202
Underlying Fund with Maximum Total
 Annual Operating Expenses..........  $4,376     $8,522     $10,382    $11,392   $3,576      $7,802      $9,842      $11,392


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Pioneer Annuistar Plus Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
  DEATH BENEFIT/OPTIONAL FEATURE                    ANNUITANT ON THE CONTRACT DATE*
-------------------------------------       -----------------------------------------------
Standard Death Benefit                                             80
Annual Step-Up Death Benefit                                       79
Roll Up Death Benefit                                              75
Enhanced Stepped-Up Provision (E.S.P)                              75


* The maximum age for optional death benefits may be reduced in connection with the offer of the Contracts through certain broker dealers.


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-866-547-3793.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS


For Contracts issued between May 1, 2003, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 4.5% of the Purchase Payment.



For Contracts issued prior to May 1, 2003 until the date we change or rescind this Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.



We reserve the right to change or rescind the Purchase Payment Credit increase for contracts issued on or after March 31, 2006.


We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a)   you return your Contract during the right to return;

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

      (c) you surrender or terminate your Contract within 12 months after the Contract Date.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits applied after the first Contract Year. Until the permission is granted, we will not deduct Purchase Payment Credits applied after the first Contract Year in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-866-547-3793 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-866-547-3793 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ----------------------------------------    -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital Appreciation Fund     Seeks growth of capital.                    A I M Advisors, Inc.
     - Series II
   AIM V.I. Mid Cap Core Equity Fund      Seeks long-term growth of capital.          A I M Advisors, Inc.
     - Series II
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends              Seeks long-term capital appreciation,       Franklin Advisory Services, LLC
     Securities Fund - Class 2            with preservation of capital as an
                                          important consideration.
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio - Class II             investments.                                Inc
   Legg Mason Partners Variable Total     Seeks to obtain above-average income.       Salomon Brothers Asset Management
     Return Portfolio - Class II                                                      Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks capital appreciation.                 Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                    Inc
     Class II
MET INVESTORS SERIES TRUST
   Oppenheimer Capital Appreciation       Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
METROPOLITAN SERIES FUND, INC.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT             Seeks as high a level of current income     Pioneer Investment Management, Inc.
     Portfolio - Class II                 as is consistent with preservation of
                                          capital.
   Pioneer AmPac Growth VCT Portfolio     Seeks long-term capital growth.             Pioneer Investment Management, Inc.
     - Class II                                                                       Subadviser: L. Roy Papp &
                                                                                      Associates, LLP
   Pioneer Balanced VCT Portfolio -       Seeks capital growth and current income     Pioneer Investment Management, Inc.
     Class II                             by actively managing investments in a       Subadviser: Prudential Investment
                                          diversified portfolio of equity             Management, Inc.
                                          securities.
   Pioneer Cullen Value VCT Portfolio     Seeks capital appreciation, with            Pioneer Investment Management, Inc.
     - Class II                           current income as a secondary objective.    Subadviser: Cullen Capital
                                                                                      Management, Inc.
   Pioneer Emerging Markets VCT           Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio - Class II
   Pioneer Equity Income VCT              Seeks current income and long-term          Pioneer Investment Management, Inc.
     Portfolio - Class II                 growth of capital from a portfolio
                                          consisting primarily of income
                                          producing equity securities of U.S.
                                          corporations.

   Pioneer Equity Opportunity VCT         Seeks long-term capital growth. As a        Pioneer Investment Management, Inc.
     Portfolio - Class II                 secondary objective, the portfolio may
                                          seek income.
   Pioneer Europe VCT Portfolio -         Invests in equity securities of             Pioneer Investment Management, Inc.
     Class II                             European issuers for long-term growth
                                          of capital.
   Pioneer Fund VCT Portfolio - Class     Invests in a broad list of carefully        Pioneer Investment Management, Inc.
     II                                   selected, reasonably priced securities
                                          for reasonable income and capital
                                          growth.
   Pioneer Global High Yield VCT          Seeks to maximize total return through      Pioneer Investment Management, Inc.
     Portfolio - Class II                 a combination of income and capital
                                          appreciation.
   Pioneer Growth Shares VCT              Invests primarily in equity securities      Pioneer Investment Management, Inc.
     Portfolio - Class II                 of U.S. issuers for appreciation of
                                          capital.
   Pioneer High Yield VCT Portfolio -     Invests in below investment grade debt      Pioneer Investment Management, Inc.
     Class II                             securities and preferred stocks to
                                          maximize total return through a
                                          combination of income and capital
                                          appreciation.
   Pioneer Ibbotson Aggressive            Invests in equity securities of             Pioneer Investment Management, Inc.
     Allocation VCT Portfolio - Class     European issuers for long-term growth       Subadviser: Ibbotson Associates,
     II                                   of capital.                                 LLC
   Pioneer Ibbotson Growth Allocation     Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     VCT Portfolio - Class II             current income.                             Subadviser: Ibbotson Associates,
                                                                                      LLC
   Pioneer Ibbotson Moderate              Seeks long-term capital growth and          Pioneer Investment Management, Inc.
     Allocation VCT Portfolio - Class     current income.                             Subadviser: Ibbotson Associates,
     II                                                                               LLC
   Pioneer International Value VCT        Invests primarily in equity securities      Pioneer Investment Management, Inc.
     Portfolio - Class II                 of non-U.S. issuers for long-term
                                          growth of capital.
   Pioneer Mid Cap Value VCT              Seeks capital appreciation by investing     Pioneer Investment Management, Inc.
     Portfolio - Class II                 in a diversified portfolio of
                                          securities consisting primarily of
                                          common stocks.
   Pioneer Oak Ridge Large Cap Growth     Seeks capital appreciation.                 Pioneer Investment Management, Inc.
     VCT Portfolio - Class II                                                         Subadviser: Oak Ridge Investments,
                                                                                      LLC
   Pioneer Real Estate Shares VCT         Invests primarily in equity securities      Pioneer Investment Management, Inc.
     Portfolio - Class II                 of REITs and other real estate industry     Subadviser: AEW Management and
                                          issuers for long-term growth of             Advisors, L.P.
                                          capital. Current income is the
                                          portfolio's secondary investment
                                          objective.
   Pioneer Small and Mid Cap Growth       Seeks long term capital growth.             Pioneer Investment Management, Inc.
     VCT Portfolio - Class II                                                         Subadviser: L. Roy Papp &
                                                                                      Associates, LLP
   Pioneer Small Cap Value VCT            Seeks capital growth by investing in a      Pioneer Investment Management, Inc.
     Portfolio - Class II                 diversified portfolio of securities,
                                          consisting primarily of equity
                                          securities of small companies.
   Pioneer Strategic Income VCT           Invests in debt securities for a high       Pioneer Investment Management, Inc.
     Portfolio - Class II                 level of current income.
   Pioneer Value VCT Portfolio -          Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II                             growth.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Underlying Fund Name Changes



                FORMER NAME                                                      NEW NAME
-----------------------------------------------------   ---------------------------------------------------------
  Pioneer Papp America-Pacific Rim VCT Portfolio          Pioneer AmPac Growth VCT Portfolio
  Pioneer Papp Small and Mid Cap Growth VCT Portfolio     Pioneer Small and Mid Cap Growth VCT Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  All Cap Fund                                            Legg Mason Partners Variable All Cap Portfolio
  Total Return Fund                                       Legg Mason Partners Variable Total Return Portfolio
GREENWICH STREET SERIES FUND                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Salomon Brothers Variable Aggressive Growth Fund        Legg Mason Partners Variable Aggressive Growth Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



FORMER UNDERLYING FUND                                         NEW UNDERLYING FUND
----------------------                                  -----------------------------------

THE TRAVELERS SERIES TRUST                              METROPOLITAN SERIES FUND, INC.
   Money Market Portfolio                                  BlackRock Money Market Portfolio

PIONEER VARIABLE CONTRACTS TRUST                        PIONEER VARIABLE CONTRACTS TRUST

Pioneer Small Company VCT Portfolio*                    Pioneer Small Cap Value VCT Portfolio*

*Pioneer Small Company VCT Portfolio is
expected to merge into Pioneer Small Cap Value VCT
Portfolio as of approximately May 24, 2006.



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



       FORMER UNDERLYING FUND                                      NEW UNDERLYING FUND
-------------------------------------------             --------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS                      MET INVESTORS SERIES TRUST
  Oppenheimer Capital Appreciation Fund/VA                Oppenheimer Capital Appreciation Portfolio/VA
                                                        METROPOLITAN SERIES FUND, INC.
  Oppenheimer Global Securities Fund/VA                   Oppenheimer Global Equity Portfolio/VA





                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:


           YEARS SINCE PURCHASE            WITHDRAWAL
               PAYMENT MADE                  CHARGE
---------------------------------------    ----------
GREATER THAN OR EQUAL
        TO                BUT LESS THAN
        0 years             3 years           8%
        3 years             4 years           7%
        4 years             5 years           6%
        5 years             6 years           5%
        6 years             7 years           4%
        7 years             8 years           3%
        8 years             9 years           2%
        9 years+                              0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

      -     under the Managed Distribution Program or


      - under the Nursing Home Confinement provision (as described in Appendix B)


FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


         YEARS SINCE INITIAL               WITHDRAWAL
           PURCHASE PAYMENT                 CHARGE
---------------------------------------    ----------
 GREATER THAN OR EQUAL
          TO              BUT LESS THAN
      0 years                3 years          8%
      3 years                4 years          7%
      4 years                5 years          6%
      5 years                6 years          5%
      6 years                7 years          4%
      7 years                8 years          3%
      8 years                9 years          2%
      9 years+                                0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE



If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.65% if you select the Single Life Option, or 0.80% if you select the Joint Life Option. Your current charge may increase when your benefits automatically reset, unless you notify us not to reset your benefits (see "LIVING BENEFITS-- Guaranteed Minimum Withdrawal Benefit for Life"). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination").

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE


If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Templeton Foreign Securities Fund, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Global High Yield VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio, Pioneer AmPac Growth VCT Portfolio, Pioneer Small and Mid Cap Growth VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio and Pioneer Strategic Income VCT Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      -     Standard Death Benefit

      -     Annual Step-Up Death Benefit

      -     Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date, or

      (2)   your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date,

      (2)   your Adjusted Purchase Payment described below* or

      (3)   the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                          -   the Contract Value on the Death Report Date
                                                          -   your adjusted Purchase Payment, described below*
                                                          -   the Step-Up Value, if any, described below or
                                                          -   the Roll-Up Death Benefit Value, described below; or

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                          -   the Contract Value on the Death Report Date
                                                          -   your adjusted Purchase Payment, described below*;
                                                          -   the Step-Up Value, if any, as described below or
                                                          -   the Roll-Up Death Benefit Value, described below, on
                                                              the Annuitant's 80th birthday, plus any additional
                                                              Purchase Payments and minus any partial surrender
                                                              reductions (as described below) that occur after the
                                                              Annuitant's 80th birthday



* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider. If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described below, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up

Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b)   is any Purchase Payment made during the previous Contract Year

      (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made since the previous Contract Date anniversary

      (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:


      $50,000 x ($10,000/55,000) = $9,090



Your new adjusted Purchase Payment would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.


STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

      $50,000 x ($10,000/$55,000) = $9,090



Your  new Step-Up Value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new Step-Up Value would be $50,000 -- $16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090


You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666


Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                  APPLY*
----------------------------------     ------------------------    ---------------------------------------    ---------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless, the beneficiary elects to         Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive the distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or if none, to the           the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the  beneficiary
                                                                    may decline to continue the Contract
                                                                    the proceeds and instruct the company
                                                                    to pay the beneficiary who may elect
                                                                    to continue the Contract.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner               receive the distribution.

                                                                    Or unless,there is a Contingent
                                                                    Annuitant, then, the Contingent
                                                                    Annuitant becomes the becomes the
                                                                    Annuitant  and the Contract
                                                                    continues in effect (generally
                                                                    using the  original Maturity Date).
                                                                    The proceeds will then be will then be
                                                                    will then be will then be  paid upon
                                                                    the death of  the  Contingent
                                                                    Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary(ies) (or                                               Yes (Death of
NONNATURAL ENTITY/TRUST)               if none, to the owner.                                                 Annuitant is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.


CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                              QUALIFIED CONTRACTS


                                                                                                                  MANDATORY
  BEFORE THE MATURITY DATE, UPON         THE COMPANY WILL PAY                                                   PAYOUT RULES
         THE DEATH OF THE                  THE PROCEEDS TO:         UNLESS. . .                                    APPLY*
----------------------------------     ------------------------    ---------------------------------------    -----------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the

Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II",

"GMWB III", and "GMWB for Life" (described separately below); we may refer to any one of these as GMWB. The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS

NAME OF RIDER:             GMWB I                     GMWB II                   GMWB III
---------------    -----------------------    ----------------------    ----------------------
ALSO CALLED:       Principal                  Principal                 Principal
                   Guarantee                  Guarantee 5/10            Guarantee 5

AVAILABILITY:      Not available for          Available on or after     Available on or after
                   purchase on or after       March 21, 2005 if         March 21, 2005 if
                   March 21, 2005, unless     approved in your state    approved in your state
                   GMWB II is not approved
                   in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                 GMWB I       GMWB II      GMWB III
                                                               ----------    ----------    ---------
If you make your first withdrawal before the 3rd
anniversary after you purchase GMWB:.......................     5% of RBB     5% of RBB    5% of RBB
If you make your first withdrawal after the 3rd
anniversary after you purchase GMWB:.......................    10% of RBB    10% of RBB    5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                ASSUMES 15% GAIN ON INVESTMENT                   ASSUMES 15% LOSS ON INVESTMENT
                    -----------------------------------------------  ---------------------------------------------
                    CONTRACT                                         CONTRACT
                      VALUE           RBB              AWB (5%)        VALUE            RBB            AWB (5%)
                    ---------  ------------------  ----------------  ---------  -----------------  ---------------
VALUES AS OF

INITIAL
GMWB PURCHASE       $ 106,000     $ 100,000           $ 5,000        $ 106,000     $ 100,000         $  5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL       $ 121,900     $ 100,000           $ 5,000        $  90,100     $ 100,000         $  5,000

PARTIAL WITHDRAWAL        N/A      (100,000         (5,000 X (1-        N/A         (100,000       (5,000 X (1-
REDUCTION                      X 10,000/121,900)=  90,000/100,000)=             X 10,000/90,100)=  88,901/100,000)
                                      8,203               500                      $  11,099           = $555
GREATER OF PWR OR
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                 $  10,000                                        $  11,099
                                 (10,000>8,203)                                  (11,099>10,000)

CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)          $  10,000     $  10,000           $   500        $  10,000     $  11,099         $    555

VALUE
IMMEDIATELY AFTER

WITHDRAWAL               $ 111,900     $  90,000           $ 4,500        $  80,100     $  88,901         $  4,445

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                ASSUMES 15% GAIN ON INVESTMENT                             ASSUMES 15% LOSS ON INVESTMENT
                    --------------------------------------------------------  ------------------------------------------------------
                    CONTRACT VALUE           RBB                AWB (5%)      CONTRACT VALUE           RBB              AWB (5%)
                    --------------  --------------------  ------------------  --------------  --------------------  ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $ 106,000          $ 100,000              $ 5,000          $106,000          $ 100,000             $ 5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $ 121,900          $ 100,000              $ 5,000          $ 90,100          $ 100,000             $ 5,000

IMMEDIATELY AFTER     $ 111,900             91,797              $ 4,590          $ 80,100          $  88,901             $ 4,445
WITHDRAWAL
                                    [100,000 -- (100,000  [5,000 -- (5,000 X                  [100,000 -- (100,000     [5,000 X
                                     X 10,000/121,900)]    91,797/100,000)]                     X 10,000/90,100)]   (88,901/100,000
                                                                                                                          )]
CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $  10,000          $   8,203              $   410          $ 10,000          $  11,099              $   555

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

            - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code")
                  Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:


      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.



            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                       GMWB I    GMWB II   GMWB III
                                      --------   -------   --------
Current Annual Charge                  0.40%      0.50%     0.25%
Maximum Annual Charge After a Reset    1.00%      1.00%      N/a

MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.


TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                          GMWB I                  GMWB II             GMWB III
                    --------------------  ---------------------  ------------------
AWB                 5% of RBB if first    5% of RBB if first     5% of RBB
                    withdrawal before     withdrawal before 3rd
                    3rd anniversary       anniversary
                    10% of RBB if first   10% of RBB if first
                    withdrawal after 3rd  withdrawal after 3rd
                    anniversary           anniversary

ANNUAL CHARGE              0.40%                 0.50%                 0.25%

RESET                       Yes                   Yes                    No

CAN I CANCEL MY
GMWB?                       No            Yes, after the 5th     Yes, after the 5th
                                          anniversary of GMWB    anniversary of
                                          purchase               GMWB purchase
INVESTMENT
RESTRICTIONS                No                    Yes                   Yes

WAIVER OF
RECALCULATION OF
AWB FOR
DISTRIBUTIONS FROM
TAX-QUALIFIED
PLANS                       No                    Yes                   Yes


GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" or "Living Income Guarantee")



SUMMARY OF BENEFITS. At the time you purchase the Contract, for an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:



      - Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your Contract each year;



      -     Can be purchased for you alone or with your spouse;



      -     Can accommodate tax-qualified distributions from your Contract;



      - Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;



      - Can provide an income until your guaranteed amount is recovered if your circumstances change before you reach the minimum age to begin lifetime income, as long as you do not withdraw more than a certain amount from your Contract each year;



      - Offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments if your circumstances change.



You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. Also, to be eligible for the guarantees you are permitted to invest only in a limited number of specified Variable Funding Options. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.



Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may allow Contract Owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect the GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect the GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.



In written materials other than this prospectus, we may refer to the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider described in this prospectus.



SINGLE LIFE OPTION OR JOINT LIFE OPTION. The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.



The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.



The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your Contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.



REMAINING BENEFIT BASE ("RBB"). The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."



Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your Contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.



Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.



LIFETIME WITHDRAWAL BENEFIT ("LWB"). The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB. " Each year you may take withdrawals that do not exceed your LWB.



The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your Contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.



                    MINIMUM AGE TO BE ELIGIBLE TO
                          RECEIVE LWB
                    -----------------------------
Single Life Option         59 1/2 years
Joint Life Option              65 years



Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:



SINGLE LIFE OPTION                                                                                      LWB
---------------------------------------------------------------------------------------------------   ---------
If you make your first withdrawal BEFORE the 5th anniversary after you purchase GMWB for Life:        5% of RBB
If you make your first withdrawal ON OR AFTER the 5th anniversary, but before the 10th anniversary:   6% of RBB

If you make your first withdrawal ON OR AFTER the 10th anniversary:                                   7% of RBB
JOINT LIFE OPTION
If you make your first withdrawal BEFORE the 8th anniversary after you purchase GMWB for Life:        5% of RBB
If you make your first withdrawal ON OR AFTER the 8th anniversary, but before the 15th anniversary:   6% of RBB
If you make your first withdrawal ON OR AFTER the 15th anniversary:                                   7% of RBB



You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.



As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.



You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).



ADDITIONAL PREMIUM. Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.



Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider. However, additional Purchase Payments will be added to your Contract Value and would be reflected in any reset of the RBB (see the "Reset" section below).



WITHDRAWALS. When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.



To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.



WITHDRAWAL EXAMPLES. The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:


                               WITHDRAWAL EXAMPLE


                            ASSUMES 15% GAIN ON INVESTMENT            ASSUMES 15% LOSS ON INVESTMENT
                 ------------------------------------------------  ------------------------------------
                   CONTRACT                                        CONTRACT
                     VALUE        RBB                  LWB (5%)      VALUE       RBB          LWB (5%)
                 -----------  --------------------  -------------  ---------  ----------  -------------
VALUES AS OF

INITIAL GMWB
PURCHASE           $ 100,000        $ 100,000          $ 5,000     $ 100,000  $ 100,000      $ 5,000

IMMEDIATELY
PRIOR TO
WITHDRAWAL AND
AFTER THE FIRST
GMWB
ANNIVERSARY        $ 115,000        $ 115,000          $ 5,750     $  85,000  $ 100,000      $ 5,000

PARTIAL                  n/a        $  10,000          $   500           n/a  $  11,765      $   588
WITHDRAWAL
REDUCTION                     $115,000 x ($10,000   $5,750 x (1 -             100,000 x   $5,000 x (1 -
                                  / $115,000)         ($105,000 /             ($10,000 /    ($88,235 /
                                                       $115,000))              $85,000)     $100,000)
GREATER OF PWR
OR THE DOLLAR                       $  10,000                                 $  11,765
AMOUNT OF THE                 ($10,000 = $ 10,000)                            ($11,765 >
WITHDRAWAL                                                                     $10,000)

CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)         $  10,000        $  10,000          $   500     $  10,000  $  11,765      $   588

VALUE
IMMEDIATELY
AFTER
WITHDRAWAL         $ 105,000        $ 105,000          $ 5,250     $  75,000  $  88,235      $ 4,412



RESET. On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.



You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.



Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.



GUARANTEED PRINCIPAL OPTION. If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your

Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.



The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):



      a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.



            We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.



      b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.



For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.



To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.



The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.



If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.



Only Purchase Payments credited within 120 days after you purchase the GMWB for Life rider are taken into consideration in determining the amount paid under the Guaranteed Principal Option. If you anticipate making Purchase Payments after the 120-day period, you should understand that such payments will not increase the amount paid under the Guaranteed Principal Option. However, Purchase Payments credited after 120 days are added to your Contract Value and will impact whether or not any benefit is due. Therefore, GMWB for Life may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMWB for Life rider for this feature.



REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS. If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you whether the rider is in effect. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.



You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options, as well as the section entitled "Fee Table" for the charges associated with these Variable Funding Options.

                       PERMITTED VARIABLE FUNDING OPTIONS



      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.



            Legg Mason Partners Variable Total Return Portfolio -- Class II



      METROPOLITAN SERIES FUND, INC.



            BlackRock Money Market Portfolio



      PIONEER VARIABLE CONTRACTS TRUST



            Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares



            Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II
            Shares



            Pioneer America Income VCT Portfolio -- Class II Shares



            Pioneer Global High Yield VCT Portfolio -- Class II Shares



            Pioneer Strategic Income VCT Portfolio -- Class II Shares



            Pioneer High Yield VCT Portfolio -- Class II Shares



            Pioneer Balanced VCT Portfolio -- Class II Shares



We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.



We may make additions to or deletions from the list of permitted Variable Funding Options.



GMWB FOR LIFE CHARGE. The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge may increase to the charge applicable to current Contract purchasers at the time of reset, but it will never exceed 1.50%.



                                    CURRENT CHARGE
                                    --------------
GMWB for Life (Single Life Option)       0.65%
GMWB for Life (Joint Life Option)        0.80%



ANNUAL WITHDRAWAL BENEFIT ("AWB"). If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.



The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.



Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.



SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the Contract Owner who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.



AWB is designed for the Contract Owner who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.



If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.



IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.



Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your Contract. You should consult with your financial adviser to determine which method is best for you.



TAX-QUALIFIED DISTRIBUTION PROGRAMS. Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



      1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
            Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;



      2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;



      3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

      4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.



You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



ANY WITHDRAWALS OUTSIDE THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.



TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:



      -     you make a full withdrawal of your Contract Value;



      -     you apply all of your Contract Value to an Annuity Option;



      - the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;



      - the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;



      - you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;



      -     you opt to take the Guaranteed Principal Option; or

      -     you terminate your Contract.



Charges for the rider cease upon termination.



OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:



      - The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.



      - Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.



      - The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.



      - If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.



      - If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.



EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).



However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.



If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.



Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.



Notwithstanding anything in the GMWB for Life rider to the contrary:



      a) In order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code Section 72(s). Such payments must begin within 12 months of the date of death in all cases.



      b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.



      c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section

            401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.



      d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.



If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



You should consult with your tax advisor prior to purchasing a variable annuity contract and optional rider, such as the GMWB for Life rider.



CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.



Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.



For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.



Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.



CONTRACT VALUE REDUCES TO ZERO. If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our Home Office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our Home Office.



If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.



Upon your death (or your or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:



      1) Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      2) Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.



      3) Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.



      4) For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code
            Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).



Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                      -----------------------------------------------    -------------------------------------------------
                                           BASE                                                BASE
                                        CALCULATION                                         CALCULATION
                      CONTRACT VALUE       AMOUNT       BENEFIT BASE     CONTRACT VALUE       AMOUNT        BENEFIT BASE
                      --------------    -----------    --------------    --------------     -----------     --------------
VALUE AS OF
GMAB RIDER
EFFECTIVE DATE        $      106,000    $   100,000    Not Applicable    $      106,000     $   100,000     Not Applicable

VALUE AS OF
RIDER MATURITY
DATE                  $      121,900    $   100,000    $      100,000    $       90,100     $   100,000     $      100,000

AMOUNT
APPLIED TO
CONTRACT VALUE
DUE TO GMAB
RIDER                                   $         0(1)                                      $     9,900(2)

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                       ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS         ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      -----------------------------------------------    -------------------------------------------------
                                                             BASE                                               BASE
                                           PURCHASE      CALCULATION                         PURCHASE         CALCULATION
                      CONTRACT VALUE       PAYMENT          AMOUNT       CONTRACT VALUE       PAYMENT           AMOUNT
                      --------------    --------------   ------------    --------------    --------------    -------------
VALUE AS OF
GMAB RIDER
EFFECTIVE DATE        $      106,000    $      100,000   $    100,000    $      106,000    $      100,000    $     100,000

VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT               $      120,000    Not Applicable   $    100,000    $      120,000    Not Applicable    $     100,000

VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT               $      130,600    $       10,000   $    110,000    $      130,600    $       10,000    $     100,000

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                              ASSUMING INCREASING CONTRACT VALUE
                                --------------------------------------------------------------------------------------------
                                                                                                           REDUCTION TO BASE
                                CONTRACT    BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER       CALCULATION
                                  VALUE         AMOUNT               AMOUNT              REDUCTION              AMOUNT
                                --------    ----------------    ------------------    -----------------    -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                  $106,000    $        100,000      Not Applicable       Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                      $121,900    $        100,000      Not Applicable       Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                         [100,000 X
FOLLOWING PARTIAL                                                                      10,000/121,900]
WITHDRAWAL                      $111,900    $         90,000    $         10,000      $         8,203      $        10,000

                                                              ASSUMING DECLINING CONTRACT VALUE
                                --------------------------------------------------------------------------------------------
                                                                                                           REDUCTION TO BASE
                                CONTRACT    BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER       CALCULATION
                                  VALUE         AMOUNT               AMOUNT              REDUCTION              AMOUNT
                                --------    ----------------    ------------------    -----------------    -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                  $106,000    $        100,000      Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                      $ 90,100    $        100,000      Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                         [100,000 X
FOLLOWING PARTIAL                                                                        10,000/90,100]
WITHDRAWAL                      $ 80,100    $         88,901    $         10,000      $         11,099     $         11,099

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.



                              CLASS B SUBACCOUNTS/
                                UNDERLYING FUNDS



                         METROPOLITAN SERIES FUND, INC.
                        BlackRock Money Market Portfolio



                        PIONEER VARIABLE CONTRACTS TRUST
                           Pioneer America Income VCT
                           Portfolio - Class II Shares
                            Pioneer Global High Yield
                        VCT Portfolio -- Class II Shares
                             Pioneer High Yield VCT
                          Portfolio -- Class II Shares



                          Pioneer Strategic Income VCT
                          Portfolio -- Class II Shares


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday of Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. References to "Separate Account" refer either to Separate Account Eleven or Separate Account Twelve, depending on the issuer of your Contract. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P, GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).



To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions.



The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends.


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STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES: While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or


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contract. There are special rules which govern the taxation of Qualified
Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.




MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH:



Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal


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income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1.2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the


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Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


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TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon


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the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state


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insurance law and must be licensed to sell variable insurance products. The
Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc.,

Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A



                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                               2005       0.989            1.002         3,877,043
                                                               2004       0.994            0.989         2,669,983
                                                               2003       1.000            0.994            91,318

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005       1.283            1.371           723,303
                                                               2004       1.225            1.283           525,857
                                                               2003       1.000            1.225            15,956

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005       1.391            1.470           131,084
                                                               2004       1.244            1.391            83,381
                                                               2003       1.000            1.244            50,443

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005       1.329            1.353         1,645,247
                                                               2004       1.216            1.329           987,979
                                                               2003       1.000            1.216            15,562

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005       1.465            1.512           470,534
                                                               2004       1.335            1.465           265,200
                                                               2003       1.000            1.335             7,435

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005       1.562            1.694         1,391,810

                                                               2004       1.338            1.562           542,562
                                                               2003       1.000            1.338             8,952

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.346           1.453           650,094
                                                               2004        1.257           1.346           495,772
                                                               2003        1.000           1.257            12,035

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.294           1.337           700,196
                                                               2004        1.233           1.294           364,735
                                                               2003        1.000           1.233             3,553

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.654           1.858         1,500,804
                                                               2004        1.413           1.654           765,241
                                                               2003        1.000           1.413             6,739

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        1.002           0.998            50,504
                                                               2004        0.970           1.002            43,189

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.010           1.012         1,700,470
                                                               2004        0.995           1.010           922,208
                                                               2003        1.000           0.995            78,737

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.143           1.167           872,530
                                                               2004        1.110           1.143           511,568
                                                               2003        1.000           1.110            13,104

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.086           423,548

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.764           2.391           719,208
                                                               2004        1.510           1.764           431,016
                                                               2003        1.000           1.510            10,089

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.377           1.430          2,209,160
                                                               2004        1.205           1.377          1,018,570
                                                               2003        1.000           1.205             21,997

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.987           1.065             16,466

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.493           1.585             31,388
                                                               2004        1.283           1.493             22,714
                                                               2003        1.000           1.283                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.324           1.381            674,365
                                                               2004        1.213           1.324            447,314
                                                               2003        1.000           1.213             19,404

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.999           1.041            229,997

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.208           1.228            367,008
                                                               2004        1.154           1.208            344,922
                                                               2003        1.000           1.154             16,323

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.223           1.224          3,049,446
                                                               2004        1.152           1.223          2,750,931
                                                               2003        1.000           1.152             23,361

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.085            124,897

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.065            394,697

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -Class
   II Shares (4/05)                                            2005        0.993           1.050            428,651

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.504           1.706            220,860
                                                               2004        1.290           1.504             95,523
                                                               2003        1.000           1.290              8,905

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.587           1.682          1,579,633
                                                               2004        1.324           1.587            742,777
                                                               2003        1.000           1.324              2,823

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.095           1.167          1,325,229
                                                               2004        1.021           1.095            377,337

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.681           1.901          1,138,791
                                                               2004        1.261           1.681            594,769
                                                               2003        1.000           1.261             11,099

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.074           1.106            683,367
                                                               2004        1.070           1.074            265,932

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.599           1.749          1,174,363
                                                               2004        1.355           1.599            628,747
                                                               2003        1.000           1.355              1,360

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.433           1.434            106,781
                                                               2004        1.285           1.433             37,764
                                                               2003        1.000           1.285                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.179           1.190           4,221,871
                                                               2004        1.089           1.179           2,610,033
                                                               2003        1.000           1.089             286,913

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.307           1.347             691,235
                                                               2004        1.192           1.307             565,426

                                                               2003        1.000           1.192              14,987

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.977           1.037                277

   Total Return Fund - Class II (8/03)                         2005        1.191           1.207          1,001,255
                                                               2004        1.115           1.191            465,551
                                                               2003        1.000           1.115              7,880

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Money Market Portfolio (8/03)                               2005        0.993           0.995           83,882
                                                               2004        1.000           0.993            2,496

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.053           1.114            9,741
                                                               2004        1.000           1.053            4,791

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.064           1.112            2,451
                                                               2004        1.000           1.064                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.071           1.079            6,434
                                                               2004        1.000           1.071                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.083           1.106            4,777
                                                               2004        1.000           1.083            4,717

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.154           1.239          104,324
                                                               2004        1.000           1.154            4,481

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.051           1.123           22,912
                                                               2004        1.000           1.051            4,861

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.045           1.068          105,674
                                                               2004        1.000           1.045                -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.167           1.297          109,344
                                                               2004        1.000           1.167                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.991           0.977            2,400
                                                               2004        1.000           0.991                -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.031           1.023           10,977
                                                               2004        1.000           1.031                -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.025           1.035                -
                                                               2004        1.000           1.025                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.077           25,273

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.294           1.734           78,600
                                                               2004        1.000           1.294            4,136

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.124           1.155            1,859
                                                               2004        1.000           1.124                -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.056                -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.176           1.235                -
                                                               2004        1.000           1.176                -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.089           1.124           16,935
                                                               2004        1.000           1.089            6,968

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.998           1.032           18,915

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.080           1.086          101,352
                                                               2004        1.000           1.080                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.084           1.074                   2,754
                                                               2004        1.000           1.084                       -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.076                       -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.056                       -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.992           1.042                       -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.169           1.312                   4,720
                                                               2004        1.000           1.169                       -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.142           1.198                  90,922
                                                               2004        1.000           1.142                       -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.069           1.127                 114,298
                                                               2004        1.000           1.069                       -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.306           1.462                  77,752
                                                               2004        1.000           1.306                       -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.009           1.029                 105,396
                                                               2004        1.000           1.009                       -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.152           1.248                  56,448
                                                               2004        1.000           1.152                       -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.106           1.096                  49,716
                                                               2004        1.000           1.106                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.097           1.095                  25,896
                                                               2004        1.000           1.097                   6,826

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.085           1.106                  12,260
                                                               2004        1.000           1.085                   7,012

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.975           1.027                     786

   Total Return Fund - Class II (8/03)                         2005        1.052           1.056                   2,987
                                                               2004        1.000           1.052                       -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT portfolio - Class II Shares.

                                   APPENDIX B



                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES



                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Money Market Portfolio (5/03)                               2005        0.989           1.002          4,726,476
                                                               2004        0.994           0.989          4,706,703
                                                               2003        1.000           0.994          2,282,924

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (6/03)       2005        1.283           1.371          1,735,565
                                                               2004        1.225           1.283          2,040,147
                                                               2003        1.000           1.225            438,519

   AIM V.I. Mid Cap Core Equity Fund - Series II (6/03)        2005        1.391           1.470            769,660
                                                               2004        1.244           1.391            560,861
                                                               2003        1.000           1.244            207,276

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2005        1.329           1.353          2,959,718
                                                               2004        1.216           1.329          2,395,266
                                                               2003        1.000           1.216            490,925

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (6/03)                                               2005        1.465           1.512            970,256
                                                               2004        1.335           1.465            768,240
                                                               2003        1.000           1.335            136,305

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.562           1.694          1,428,943

                                                               2004        1.338           1.562          1,101,088
                                                               2003        1.000           1.338            354,061

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (6/03)                                            2005        1.346           1.453          1,113,200
                                                               2004        1.257           1.346          1,266,931
                                                               2003        1.000           1.257            388,371

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2005        1.294           1.337          1,986,796
                                                               2004        1.233           1.294          1,588,562
                                                               2003        1.000           1.233            553,903

   Oppenheimer Global Securities Fund/VA - Service Shares
   (6/03)                                                      2005        1.654           1.858          2,177,593
                                                               2004        1.413           1.654          1,845,034
                                                               2003        1.000           1.413            538,318

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (4/04)       2005        1.002           0.998            182,133
                                                               2004        1.025           1.002            119,864

   Pioneer America Income VCT Portfolio - Class II Shares
   (5/03)                                                      2005        1.010           1.012          5,093,876
                                                               2004        0.995           1.010          3,216,889
                                                               2003        1.000           0.995            727,262

   Pioneer Balanced VCT Portfolio - Class II Shares (6/03)     2005        1.143           1.167          1,831,504
                                                               2004        1.110           1.143          2,893,610
                                                               2003        1.000           1.110          1,352,707

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (3/05)                                                      2005        0.986           1.086            769,612

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.764           2.391            767,491
                                                               2004        1.510           1.764            634,023
                                                               2003        1.000           1.510             99,808

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ------   -------------   -------------   ---------------
   Pioneer Equity Income VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.377           1.430          3,138,809
                                                               2004        1.205           1.377          2,636,416
                                                               2003        1.000           1.205            764,575

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.978           1.065              9,548

   Pioneer Europe VCT Portfolio - Class II Shares (6/03)       2005        1.493           1.585             33,531
                                                               2004        1.283           1.493             22,046
                                                               2003        1.000           1.283             12,781

   Pioneer Fund VCT Portfolio - Class II Shares (6/03)         2005        1.324           1.381          2,780,569
                                                               2004        1.213           1.324          5,446,731
                                                               2003        1.000           1.213          2,035,041

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (3/05)                                               2005        0.996           1.041            107,545

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (6/03)                                                      2005        1.208           1.228          1,359,860
                                                               2004        1.154           1.208          2,331,294
                                                               2003        1.000           1.154            706,463

   Pioneer High Yield VCT Portfolio - Class II Shares (6/03)   2005        1.223           1.224          4,570,990
                                                               2004        1.152           1.223          9,467,773
                                                               2003        1.000           1.152          4,494,810

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (5/05)                                      2005        0.990           1.085             77,232

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (3/05)                                            2005        0.983           1.065          1,692,076

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.993           1.050          8,836,248

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
             PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
Pioneer International Value VCT Portfolio -
Class II Shares (6/03)                          2005        1.504           1.706             347,740
                                                2004        1.290           1.504             783,818
                                                2003        1.000           1.290             278,342

Pioneer Mid Cap Value VCT Portfolio -
Class II Shares (6/03)                          2005        1.587           1.682           1,809,146
                                                2004        1.324           1.587           1,605,103
                                                2003        1.000           1.324             356,319

Pioneer Oak Ridge Large Cap Growth VCT
Portfolio - Class II Shares (4/04)              2005        1.095           1.167             360,317
                                                2004        1.028           1.095              81,850

Pioneer Real Estate Shares VCT Portfolio
- Class II Shares (6/03)                        2005        1.681           1.901           1,486,014
                                                2004        1.261           1.681           1,259,415
                                                2003        1.000           1.261             507,422

Pioneer Small and Mid Cap Growth VCT
Portfolio - Class II (4/04)                     2005        1.074           1.106             252,781
                                                2004        1.061           1.074             105,467

Pioneer Small Cap Value VCT Portfolio -
Class II Shares (6/03)                          2005        1.599           1.749           1,494,745
                                                2004        1.355           1.599           1,244,840
                                                2003        1.000           1.355             477,289

Pioneer Small Company VCT Portfolio -
Class II Shares (6/03)                          2005        1.433           1.434             313,193
                                                2004        1.285           1.433             172,385
                                                2003        1.000           1.285              25,055

Pioneer Strategic Income VCT Portfolio -
Class II Shares (5/03)                          2005        1.179           1.190           4,019,323
                                                2004        1.089           1.179           3,133,140
                                                2003        1.000           1.089             652,477

Pioneer Value VCT Portfolio - Class II
Shares (6/03)                                   2005        1.307           1.347           1,730,330
                                                2004        1.192           1.307           1,531,084

                                                2003        1.000           1.192             304,001

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
             PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
Salomon Brothers Variable Series Funds Inc.
  Salomon Brothers Variable All Cap Fund -
  Class II (9/05)                               2005        1.022           1.037              11,664

  Total Return Fund - Class II (6/03)           2005        1.191           1.207           1,446,401
                                                2004        1.115           1.191           1,554,939
                                                2003        1.000           1.115             498,482

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
             PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
  Money Market Portfolio (5/03)                 2005        0.993           0.995              22,497
                                                2004        1.000           0.993                   -

AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Fund -
  Series II (6/03)                              2005        1.053           1.114                   -
                                                2004        1.000           1.053                   -

  AIM V.I. Mid Cap Core Equity Fund -
  Series II (6/03)                              2005        1.064           1.112                   -
                                                2004        1.000           1.064                   -

Franklin Templeton Variable Insurance
Products Trust
  Franklin Rising Dividends Securities Fund
  - Class 2 Shares (6/03)                       2005        1.071           1.079                   -
                                                2004        1.000           1.071                   -

  Franklin Small-Mid Cap Growth Securities
  Fund - Class 2 (6/03)                         2005        1.083           1.106                   -
                                                2004        1.000           1.083                   -

  Templeton Foreign Securities Fund - Class
  2 Shares (6/03)                               2005        1.154           1.239               9,092
                                                2004        1.000           1.154                   -

Greenwich Street Series Fund
  Salomon Brothers Variable Aggressive
  Growth Fund - Class II Shares (6/03)          2005        1.051           1.123                   -
                                                2004        1.000           1.051                   -

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA
  - Service Shares (6/03)                       2005        1.045           1.068                   -
                                                2004        1.000           1.045                   -

  Oppenheimer Global Securities Fund/VA -
  Service Shares (6/03)                         2005        1.167           1.297                   -
                                                2004        1.000           1.167                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
              PORTFOLIO NAME                    YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio -
   Class II (4/04)                              2005        0.991           0.977                  -
                                                2004        1.000           0.991                  -

   Pioneer America Income VCT Portfolio -
   Class II Shares (5/03)                       2005        1.031           1.023                  -
                                                2004        1.000           1.031                  -

   Pioneer Balanced VCT Portfolio - Class
   II Shares (6/03)                             2005        1.025           1.035                  -
                                                2004        1.000           1.025                  -

   Pioneer Cullen Value VCT Portfolio -
   Class II Shares (3/05)                       2005        0.986           1.077                  -

   Pioneer Emerging Markets VCT Portfolio -
   Class II Shares (6/03)                       2005        1.294           1.734                  -
                                                2004        1.000           1.294                  -

   Pioneer Equity Income VCT Portfolio -
   Class II Shares (6/03)                       2005        1.124           1.155                  -
                                                2004        1.000           1.124                  -

   Pioneer Equity Opportunity VCT Portfolio
   - Class II Shares (5/05)                     2005        0.977           1.056                  -

   Pioneer Europe VCT Portfolio - Class II
   Shares (6/03)                                2005        1.176           1.235                  -
                                                2004        1.000           1.176                  -

   Pioneer Fund VCT Portfolio - Class II
   Shares (6/03)                                2005        1.089           1.124                  -
                                                2004        1.000           1.089                  -

   Pioneer Global High Yield VCT Portfolio
   - Class II Shares (3/05)                     2005        0.996           1.032                  -

   Pioneer Growth Shares VCT Portfolio -
   Class II Shares (6/03)                       2005        1.080           1.086                  -
                                                2004        1.000           1.080                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
   Pioneer High Yield VCT Portfolio - Class
   II Shares (6/03)                             2005        1.084           1.074                  -
                                                2004        1.000           1.084                  -

   Pioneer Ibbotson Aggressive Allocation
   VCT Portfolio - Class II Shares (5/05)       2005        0.989           1.076                  -

   Pioneer Ibbotson Growth Allocation VCT
   Portfolio - Class II Shares (3/05)           2005        0.982           1.056              7,802

   Pioneer Ibbotson Moderate Allocation VCT
   Portfolio - Class II Shares (4/05)           2005        0.992           1.042              7,848

   Pioneer International Value VCT
   Portfolio - Class II Shares (6/03)           2005        1.169           1.312                  -
                                                2004        1.000           1.169                  -

   Pioneer Mid Cap Value VCT Portfolio -
   Class II Shares (6/03)                       2005        1.142           1.198                  -
                                                2004        1.000           1.142                  -

   Pioneer Oak Ridge Large Cap Growth VCT
   Portfolio - Class II Shares (4/04)           2005        1.069           1.127                  -
                                                2004        1.000           1.069                  -

   Pioneer Real Estate Shares VCT Portfolio
   - Class II Shares (6/03)                     2005        1.306           1.462                  -
                                                2004        1.000           1.306                  -

   Pioneer Small and Mid Cap Growth VCT
   Portfolio - Class II (4/04)                  2005        1.009           1.029                  -
                                                2004        1.000           1.009                  -

   Pioneer Small Cap Value VCT Portfolio -
   Class II Shares (6/03)                       2005        1.152           1.248                  -
                                                2004        1.000           1.152                  -

   Pioneer Small Company VCT Portfolio -
   Class II Shares (6/03)                       2005        1.106           1.096                  -
                                                2004        1.000           1.106                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                        UNIT VALUE AT                    NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                     YEAR        YEAR         END OF YEAR       END OF YEAR
-------------------------------------------     ----    -------------   -------------    ---------------
   Pioneer Strategic Income VCT Portfolio -
   Class II Shares (5/03)                       2005        1.097           1.095                  -
                                                2004        1.000           1.097                  -

   Pioneer Value VCT Portfolio - Class II
   Shares (6/03)                                2005        1.085           1.106                  -
                                                2004        1.000           1.085                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund -
   Class II (9/05)                              2005        1.015           1.027                  -

   Total Return Fund - Class II (6/03)          2005        1.052           1.056                  -
                                                2004        1.000           1.052                  -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT Portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT Portfolio - Class II Shares.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.


We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.


TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER
                      ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.


The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.



We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-70-71-75, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-70-71-75.


Name:    ____________________________________

Address: ____________________________________

         ____________________________________


Check Box:
[ ] MIC-Book-70-71-75

[ ] MLAC-Book-70-71-75

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 70                                                              May 1, 2006




                                                                   19026-00-0506

                  PORTFOLIO ARCHITECT PLUS ANNUITY PROSPECTUS:



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT PLUS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts".



You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - Class 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - Initial Shares
   Dreyfus Variable Investment Fund Appreciation Portfolio

   Dreyfus Variable Investment Fund Developing Leaders Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -Class 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - Service Shares
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - Class I+
   Legg Mason Partners Variable All Cap Portfolio+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio - Class I+ Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Growth and Income Portfolio - Class I+


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+

   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Social Awareness Stock Portfolio+

MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio - Class A+
   Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
   Western Asset Management High Yield Bond Portfolio - Class A+
   Western Asset Management U.S. Government Portfolio - Class A+
PIMCO VARIABLE INSURANCE TRUST - Administrative Class
   Real Return Portfolio

   Total Return Portfolio

PUTNAM VARIABLE TRUST - Class IB

   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST - Class II
   Comstock Portfolio

VARIABLE INSURANCE PRODUCTS FUND - Service Class 2

   VIP Contrafund(R) Portfolio

   VIP Mid Cap Portfolio

METROPOLITAN SERIES FUND,INC. - ASSET ALLOCATION PORTFOLIOS - Class B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+


-----------


+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                               PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary.................................................   3
Summary..................................................   5
Fee Table................................................   9
Condensed Financial Information..........................  17
The Annuity Contract.....................................  17
   Contract Owner Inquiries..............................  18
   Purchase Payments.....................................  18
   Purchase Payment Credits..............................  19
   Accumulation Units....................................  20
   The Variable Funding Options..........................  20
The Fixed Account........................................  26
Charges and Deductions...................................  26
   General...............................................  26
   Withdrawal Charge.....................................  27
   Free Withdrawal Allowance.............................  27
   Transfer Charge.......................................  28
   Administrative Charges................................  28
   Mortality and Expense Risk Charge.....................  28
   Variable Liquidity Benefit Charge.....................  28
   Enhanced Stepped-Up Provision Charge..................  29
   Guaranteed Minimum Withdrawal Benefit
      Charge.............................................  29
   Guaranteed Minimum Accumulation Benefit
      Charge.............................................  29
   Variable Funding Option Expenses......................  29
   Premium Tax...........................................  29
   Changes in Taxes Based upon
      Premium or Value...................................  29
Transfers................................................  29
   Market Timing/Excessive Trading.......................  30
   Dollar Cost Averaging.................................  31
Access to Your Money.....................................  32
   Systematic Withdrawals................................  32
Ownership Provisions.....................................  33
   Types of Ownership....................................  33
      Contract Owner.....................................  33
      Beneficiary........................................  33
      Annuitant..........................................  33
Death Benefit............................................  34
   Death Proceeds before the Maturity Date...............  34
   Enhanced Stepped-Up Provision.........................  36
   Payment of Proceeds...................................  37
   Spousal Contract Continuance..........................  38
   Beneficiary Contract Continuance......................  39
   Planned Death Benefit.................................  39
   Death Proceeds after the Maturity Date................  40
 Living Benefits.........................................  40
   Guaranteed Minimum Withdrawal Benefit.................  40
   Guaranteed Minimum Accumulation Benefit...............  45
The Annuity Period.......................................  52
   Maturity Date.........................................  52
   Allocation of Annuity.................................  52
   Variable Annuity......................................  52
   Fixed Annuity.........................................  53
Payment Options..........................................  53
   Election of Options...................................  53
   Annuity Options.......................................  54
   Variable Liquidity Benefit............................  54
Miscellaneous Contract Provisions........................  54
   Right to Return.......................................  54
   Termination...........................................  55
   Required Reports......................................  55
   Suspension of Payments................................  55
The Separate Accounts....................................  55
   Performance Information...............................  56
Federal Tax Considerations...............................  56
   General Taxation of Annuities.........................  56
   Types of Contracts: Qualified and Non-qualified.......  57
   Qualified Annuity Contracts...........................  57
      Taxation of Qualified Annuity Contracts............  57
      Mandatory Distributions for Qualified Plans........  57
   Non-qualified Annuity Contracts.......................  58
      Diversification Requirements for
         Variable Annuities..............................  58
      Ownership of the Investments.......................  58
      Taxation of Death Benefit Proceeds.................  59
   Other Tax Considerations..............................  59
      Treatment of Charges for Optional
         Benefits........................................  59
      Penalty Tax for Premature Distribution.............  59
      Puerto Rico Tax Considerations.....................  59
      Non-Resident Aliens................................  59
Other Information........................................  60
   The Insurance Companies...............................  60
   Financial Statements..................................  60
   Distribution of Variable Annuity Contracts............  60
   Conformity with State and Federal Laws................  62
   Voting Rights.........................................  62
   Restrictions on Financial Transactions................  63
   Legal Proceedings ....................................  63
Appendix A: Condensed Financial Information
   for MetLife of CT Separate Account Eleven               A-1
 Appendix B: Condensed Financial Information
 For MetLife of CT Separate Account Twelve                 B-1
Appendix C:  The Fixed Account                             C-1
Appendix D:  Nursing Home Waiver                           D-1
Appendix E:  Contents of the Statement of
Additional Information                                     E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        PORTFOLIO ARCHITECT PLUS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The Contract is not available for purchase if the owner or the Annuitant is age 81 or older.



The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are several GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the
election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:


      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.



            For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued on or after between September 20, 2004, the current Purchase Payment Credit is equal to 6.0% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before April 1, 2004, between May 1, 2004 and May 31, 2004 or between September 1, 2004 and September 19, 2004. For contracts issued from September 20, 2004 until the date we change or rescind this Purchase Payment Credit increase, the 6.0% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time of the Purchase Payment is received.


      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.................................. 8%(1)
      (as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

      TRANSFER CHARGE.................................. $10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE.................. 8%(3)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE......... $40(4)

----------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
-------------------------------------------     -----------------
   GREATER THAN OR EQUAL
               TO             BUT LESS THAN
             0 years              3 years               8%
             3 years              4 years               7%
             4 years              5 years               6%
             5 years              6 years               5%
             6 years              7 years               4%
             7 years              8 years               3%
             8 years              9 years               2%
             9 years+                                   0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT         WITHDRAWAL CHARGE
-------------------------------------------     -----------------
  GREATER THAN OR EQUAL
            TO            BUT LESS THAN
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%


          7 years              8 years               3%
          8 years              9 years               2%
          9 years+                                   0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% current charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                                  STANDARD DEATH BENEFIT STEP-UP DEATH BENEFIT ROLL-UP DEATH BENEFIT
                                                                  ---------------------- --------------------- ---------------------
Mortality and Expense Risk Charge................................            1.40%*              1.55%               1.75%
Administrative Expense Charge....................................            0.15%               0.15%               0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED................................................            1.55%               1.70%               1.90%
Optional E.S.P. Charge...........................................            0.20%               0.20%               0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED.........................................................            1.75%               1.90%               2.10%
Optional GMAB Charge.............................................            0.50%               0.50%               0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED.........................................................            2.05%               2.20%               2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
SELECTED(5)......................................................            2.25%               2.40%               2.60%
Optional GMWB I Charge...........................................            1.00%(6)            1.00%(6)            1.00%(6)
Optional GMWB II Charge..........................................            1.00%(6)            1.00%(6)            1.00%(6)
Optional GMWB III Charge.........................................            0.25%               0.25%               0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED.........................................................            2.55%               2.70%               2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED.........................................................            2.55%               2.70%               2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
SELECTED.........................................................            1.80%               1.95%               2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
I SELECTED.......................................................            2.75%               2.90%               3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
II SELECTED......................................................            2.75%               2.90%               3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
III SELECTED.....................................................            2.00%               2.15%               2.35%


------------

(5)   GMAB and GMWB cannot both be elected.


(6) The current charges for the available GMWB riders with reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



*     We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio; and 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                      MINIMUM      MAXIMUM
                                                                                      -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                                    0.42%        4.47%


UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)


                                                       DISTRIBUTION                             CONTRACTUAL FEE   NET TOTAL
                                                          AND/OR                  TOTAL ANNUAL     WAIVER          ANNUAL
                                          MANAGEMENT   SERVICE(12b-1)    OTHER    OPERATING     AND/OR EXPENSE    OPERATING
            UNDERLYING FUND:                 FEE            FEES        EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES**
----------------------------------------  ----------  ---------------  ---------  ------------  ---------------  -----------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund
      - Class 2*                                0.58%            0.25%      0.04%         0.87%              --         0.87%
   American Funds Growth Fund - Class 2*        0.33%            0.25%      0.02%         0.60%              --         0.60%
   American Funds Growth-Income Fund
      - Class 2*                                0.28%            0.25%      0.01%         0.54%              --         0.54%
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund
      Appreciation Portfolio -
      Initial Shares                            0.75%             --        0.05%         0.80%              --         0.80%
   Dreyfus Variable Investment Fund
      Developing Leaders Portfolio -
      Initial Shares                            0.75%             --        0.06%         0.81%              --         0.81%
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets
      Securities Fund - Class 2*                1.24%            0.25%      0.29%         1.78%              --         1.78%
   Templeton Foreign Securities Fund
      - Class 2*                                0.65%            0.25%      0.17%         1.07%            0.05%        1.02%(1)
JANUS ASPEN SERIES

   Global Life Sciences Portfolio -
      Service Shares*+                          0.64%            0.25%      0.31%         1.20%              --         1.20%
   Global Technology Portfolio -
      Service Shares*                           0.64%            0.25%      0.09%         0.98%              --         0.98%
   Worldwide Growth Portfolio -
      Service Shares*+                          0.60%            0.25%      0.01%         0.86%              --         0.86%(2)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
      Portfolio*                                0.75%            0.25%      0.22%         1.22%              --         1.22%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All
      Cap Portfolio - Class I                   0.75%              --       0.07%         0.82%              --         0.82%
   Legg Mason Partners Variable
      Investors Portfolio - Class I             0.65%              --       0.06%         0.71%              --         0.71%


   Legg Mason Partners Variable Large
      Cap Growth Portfolio - Class I         0.75%       --     0.72%   1.47%      --       1.47%(3)
   Legg Mason Partners Variable Small
      Cap Growth Portfolio - Class I         0.75%       --     0.22%   0.97%      --       0.97%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable
      Aggressive Growth Portfolio -
      Class I                                0.75%       --     0.18%   0.93%      --       0.93%(4)
   Legg Mason Partners Variable
      Equity Index Portfolio - Class
      II*                                    0.31%     0.25%    0.03%   0.59%      --       0.59%
   Legg Mason Partners Variable
      Growth and Income Portfolio -
      Class I                                0.65%       --     0.52%   1.17%      --       1.17%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC
   Legg Mason Partners Variable
      Adjustable Rate Income
      Portfolio*++ - Class                   0.55%     0.25%    0.28%   1.08%      --       1.08%(5)
   Legg Mason Partners Variable
      Social Awareness Stock
      Portfolio++                            0.71%       --     0.04%   0.75%      --       0.75%(4)
MET INVESTORS SERIES TRUST

   Batterymarch Mid-Cap Stock
      Portfolio - Class A                    0.70%       --     0.10%   0.80%      --       0.80%(14)
   Dreman Small-Cap Value Portfolio -
      Class A                                0.83%       --     3.64%   4.47%    3.37%      1.10%(6)(14)
   Federated High Yield Portfolio -
      Class A                                0.60%       --     0.21%   0.81%      --       0.81%(14)
   Harris Oakmark International
      Portfolio - Class A                    0.82%       --     0.13%   0.95%      --       0.95%
   Janus Capital Appreciation
      Portfolio - Class A                    0.65%       --     0.09%   0.74%      --       0.74%(14)
   Legg Mason Partners Managed Assets
      Portfolio - Class A                    0.50%       --     0.09%   0.59%      --       0.59%(14)
   Lord Abbett Bond Debenture
      Portfolio - Class A                    0.51%       --     0.05%   0.56%      --       0.56%
   Lord Abbett Growth and Income
      Portfolio - Class B*                   0.50%     0.25%    0.04%   0.79%      --       0.79%(15)
   Lord Abbett Mid-Cap Value
      Portfolio - Class B*                   0.68%     0.25%    0.08%   1.01%      --       1.01%
   Mercury Large-Cap Core Portfolio -
      Class A                                0.78%       --     0.12%   0.90%      --       0.90%(14)
   Met/AIM Capital Appreciation
      Portfolio - Class A                    0.76%       --     0.05%   0.81%      --       0.81%(14)
   Met/AIM Small Cap Growth Portfolio
      - Class A                              0.90%       --     0.10%   1.00%      --       1.00%(7)

   MFS(R) Value Portfolio - Class A          0.73%       --     0.24%   0.97%      --       0.97%(14)
   Neuberger Berman Real Estate
      Portfolio - Class A                    0.67%       --     0.03%   0.70%      --       0.70%
   Pioneer Fund Portfolio - Class A          0.75%       --     0.28%   1.03%    0.03%      1.00%(6)(14)
   Pioneer Mid-Cap Value Portfolio -
      Class A                                0.75%       --     2.84%   3.59%    2.59%      1.00%(6)(14)
   Pioneer Strategic Income Portfolio
      - Class A                              0.73%       --     0.09%   0.82%      --       0.82%(14)
   Third Avenue Small Cap Value
      Portfolio - Class B*                   0.75%     0.25%    0.05%   1.05%      --       1.05%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth
      Portfolio - Class D*                   0.73%     0.10%    0.06%   0.89%      --       0.89%
   BlackRock Bond Income Portfolio -
      Class A                                0.40%       --     0.07%   0.47%      --       0.47%(8)
   BlackRock Money Market Portfolio -
      Class A                                0.35%       --     0.07%   0.42%    0.01%      0.41%(9)
   FI Large Cap Portfolio - Class A          0.80%       --     0.06%   0.86%      --       0.86%(10)
   FI Value Leaders Portfolio - Class
      D*                                     0.66%     0.10%    0.07%   0.83%      --       0.83%
   MFS Total Return Portfolio - Class
      F*                                     0.57%     0.20%    0.16%   0.93%      --       0.93%(11)
   Oppenheimer Global Equity
      Portfolio - Class B*                   0.60%     0.25%    0.33%   1.18%      --       1.18%
   T. Rowe Price Large Cap Growth
      Portfolio - Class B*+                  0.60%     0.25%    0.12%   0.97%      --       0.97%(12)
   Western Asset Management High
      Yield Bond Portfolio - Class A         0.48%       --     0.12%   0.60%      --       0.60%(10)
   Western Asset Management U.S.
      Government Portfolio - Class A         0.54%       --     0.07%   0.61%      --       0.61%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
      Administrative Class*                  0.25%     0.41%            0.66%      --       0.66%(13)
   Total Return Portfolio -
      Administrative Class*                  0.25%     0.40%            0.65%      --       0.65%

PUTNAM VARIABLE TRUST

   Putnam VT International Equity
      Fund - Class IB*+                       0.75%    0.25%    0.18%   1.18%      --       1.18%
   Putnam VT Small Cap Value Fund -
      Class IB*                               0.76%    0.25%    0.08%   1.09%      --       1.09%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II*               0.56%    0.25%    0.03%   0.84%      --       0.84%
   Enterprise Portfolio Class II*+            0.50%    0.25%    0.18%   0.93%      --       0.93%
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -
      Service Class 2*                        0.57%    0.25%    0.09%   0.91%      --       0.91%
   VIP Dynamic Capital Appreciation
      Portfolio - Service Class 2*+           0.57%    0.25%    0.36%   1.18%      --       1.18%
   VIP Mid Cap Portfolio - Service
      Class 2*                                0.57%    0.25%    0.12%   0.94%      --       0.94%



                                                                                                                 NET TOTAL
                                                                                                                  ANNUAL
                                                                                                                 OPERATING
                                                                                                                 EXPENSES
                                                  DISTRIBUTION                        CONTRACTUAL                INCLUDING
                                                    AND/OR                  TOTAL     FEE WAIVER    NET TOTAL       NET
                                                   SERVICE                 ANNUAL      AND/OR        ANNUAL     EXPENSES OF
                                      MANAGEMENT    (12B-1)      OTHER    OPERATING    EXPENSE      OPERATING   UNDERLYING
         UNDERLYING FUND:                FEE         FEES       EXPENSES   EXPENSES  REIMBURSEMENT  EXPENSES**  PORTFOLIOS
         ----------------             ----------  ------------  --------  ---------  -------------  ----------  -----------
METROPOLITAN SERIES FUND, INC.
MetLife Conservative Allocation
  Portfolio--Class B *............          0.10%         0.25%     0.95%      1.30%          0.95%       0.35%        0.98%(a)(b)
MetLife Conservative to Moderate
  Allocation Portfolio--Class B*..          0.10%         0.25%     0.31%      0.66%          0.31%       0.35%        1.00%(a)(b)
MetLife Moderate Allocation
  Portfolio--Class B*.............          0.10%         0.25%     0.19%      0.54%          0.19%       0.35%        1.04%(a)(b)
MetLife Moderate to Aggressive
  Allocation Portfolio--Class B*..          0.10%         0.25%     0.24%      0.59%          0.24%       0.35%        1.06%(a)(b)
MetLife Aggressive Allocation
  Portfolio--Class B*.............          0.10%         0.25%     1.66%      2.01%          1.66%       0.35%        1.07%(a)(b)



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses of the Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.



(2) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.


(3) The management fee in the table has been restated to reflect a new management fee schedule which became effective on October 1, 2005.



(4) The management fee in the table has been restated to reflect a new management fee schedule that became effective on December 1, 2005.



(5) The management fee in the table has been restated to reflects a new management fee schedule that became effective on November 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of Dreman Small-Cap Value Portfolio, Pioneer Fund Portfolio, and Pioneer Mid-Cap Value Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.10%, 1.00%, and 1.00%, respectively. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.05%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04%.



(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.


(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.



(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.




(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(14) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.



(15) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.



(a) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(b) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and a GMWB rider cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).



                                            IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN:
                                           -----------------------------------  --------------------------------------
FUNDING
OPTION                                     1 YEAR   3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------                                   -------  -------  -------  --------   -----  -------  -------  -------
Underlying Fund with Maximum Total Annual
Operating Expenses.......................  $ 1,556  $ 3,015  $ 4,205  $  6,793   $ 756  $ 2,215  $ 3,605  $ 6,793
Underlying Fund with Minimum Total Annual
Operating Expenses.......................  $ 1,160  $ 1,890  $ 2,434  $  3,764   $ 360  $ 1,090  $ 1,834  $ 3,764


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------


Portfolio Architect Plus Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access you Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available to new purchasers.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
   DEATH BENEFIT/OPTIONAL FEATURE                            ANNUITANT ON THE CONTRACT DATE
-------------------------------------                 ------------------------------------------------
Standard Death Benefit                                                       80
Annual Step Up Death Benefit                                                 79
Roll-Up Death Benefit                                                        75
Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS


For contracts issued prior to April 1, 2004, between May 1, 2004 and May 31, 2004, or between September 1, 2004 and September 19, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.



For contracts issued between April 1, 2004 and April 30, 2004, contracts issued between June 1, 2004 and August 31, 2004, and contracts issued from September 20, 2004 until the date we change or rescind the Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.



We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued on or after March 31, 2006.


We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a)   you return your Contract during the right to return period;

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

      (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value. Until the permission is granted, we will not deduct Purchase Payment Credits in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other
Information--Distribution of Variable Annuity Contracts.")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


               FUNDING                                  INVESTMENT                               INVESTMENT
               OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------     --------------------------------------      ---------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth Fund             Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     - Class 2                            income.                                     Company
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund       Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio - Initial     consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital, with growth of current income
                                          as a secondary objective.
   Dreyfus Variable Investment Fund       Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2

   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio -       Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio -          Seeks long-term capital growth.             Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio -           Seeks long-term growth of capital in a      Janus Capital Management LLC
     Service Shares+                      manner consistent with the preservation
                                          of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management
     Cap Portfolio - Class I                                                          Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Investors Portfolio                  Secondarily, seeks current income.          Inc

   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                                   Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio                                                             Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks capital appreciation.                 Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                    Inc
     Class I
   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management Inc.
     Equity Index Portfolio - Class II    yield performance of the S&P 500 Index.
   Legg Mason Partners Variable           Seeks income and long-term capital          Salomon Brothers Asset Management
     Growth and Income Portfolio -        growth.                                     Inc
     Class I
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks investment results that, before       Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     expenses, provide high current income
                                          and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks long term capital appreciation        Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio     and retention of net investment income.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Federated High Yield Portfolio -       Seeks high current income.                  Met Investors Advisory LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser: Legg Mason Capital
                                                                                      Management, Inc.

   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory LLC
     Portfolio - Class A                  opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio - Class B                  income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory LLC
     Portfolio - Class B                  investments, primarily in equity            Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio - Class A                                                              Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory LLC
     - Class A                                                                        Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio - Class A       Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio - Class A                  investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio - Class A       Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.
                                                                                      Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio -      Seeks capital appreciation.                 Met Investors Advisory LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
     - Class A                                                                        Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio - Class B                                                              Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio - Class D                                                              Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC
     Class A                              primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   FI Large Cap Portfolio - Class A       Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio - Class     Seeks long-term growth of capital.          MetLife Advisers, LLC
     D                                                                                Subadviser: Fidelity Management &
                                                                                      Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio - Class B                  with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio - Class B       income and growth of capital, with a
                                          greater emphasis on income.

   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio - Class B                  current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS Total Return Portfolio - Class     Seeks a favorable total return through      MetLife Advisers, LLC
     F                                    investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio - Class A                                                   Subadviser: Western Asset
                                                                                      Management Company
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio - Class A       consistent with preservation of capital     Subadviser: Western Asset
                                          and maintenance of liquidity.               Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+
   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II            Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
   Enterprise Portfolio Class II+         Seeks capital appreciation through          Van Kampen Asset Management
                                          investments in securities
                                          believed by the portfolio's investment
                                          adviser to have above-average
                                          potential for capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Dynamic Capital Appreciation       Seeks capital appreciation.                 Fidelity Management & Research
     Portfolio - Service Class 2+                                                     Company
   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company


--------------


+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                  FORMER NAME                                                           NEW NAME
---------------------------------------------------                ----------------------------------------------------------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                             Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                   Legg Mason Partners Variable Aggressive Growth Portfolio
  Salomon Brothers Variable Growth & Income Fund                      Legg Mason Partners Variable Growth and Income Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
    All Cap Fund                                                      Legg Mason Partners Variable All Cap Portfolio
    Investors Fund                                                    Legg Mason Partners Variable Investors Portfolio
    Large Cap Growth Fund                                             Legg Mason Partners Variable Large Cap Growth Portfolio
    Small Cap Growth Fund                                             Legg Mason Partners Variable Small Cap Growth Portfolio
TRAVELERS SERIES FUND, INC.                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                Legg Mason Partners Variable Adjustable Rate Income
   Social Awareness Stock Portfolio                                     Portfolio
                                                                      Legg Mason Partners Variable Social Awareness Stock
                                                                        Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-------------------------------------------------------------      --------------------------------------------------------
                                                                   MET INVESTORS SERIES TRUST
    Capital Appreciation Fund                                         Janus Capital Appreciation Portfolio
    High Yield Bond Trust                                          METROPOLITAN SERIES FUND, INC.
    Managed Assets Trust                                              Western Asset Management High Yield Bond Portfolio
    Money Market Portfolio                                            Legg Mason Partners Managed Assets Portfolio
THE TRAVELERS SERIES TRUST                                            Black Rock Money Market Portfolio
    AIM Capital Appreciation Portfolio                             MET INVESTORS SERIES TRUST
    Convertible Securities Portfolio                                  Met/AIM Capital Appreciation Portfolio
    Disciplined Mid Cap Stock                                         Lord Abbett Bond Debenture Portfolio
    Federated High Yield Portfolio                                    Batterymarch Mid-Cap Stock Portfolio
    Federated Stock Portfolio                                         Federated High Yield Portfolio
    Mercury Large-Cap Core Portfolio                                  Lord Abbett Growth and Income Portfolio
    MFS Value Portfolio                                               Mercury Large-Cap Core Portfolio
    Mondrian International Stock Portfolio                            MFS Value Portfolio
    Pioneer Fund Portfolio                                            Harris Oakmark International Portfolio
    Pioneer Mid Cap Value Portfolio                                   Pioneer Fund Portfolio
    Pioneer Strategic Income Portfolio                                Pioneer Mid Cap Value Portfolio
    Style Focus Series: Small Cap Growth Portfolio                    Pioneer Strategic Income Portfolio
    Style Focus Series: Small Cap Value Portfolio                     Met/AIM Cap Growth Portfolio
THE TRAVELERS SERIES TRUST                                            Dreman Small-Cap Value Portfolio
    Equity Income Portfolio                                        METROPOLITAN SERIES FUND, INC.
    Large Cap Portfolio                                               FI Value Leaders Portfolio
    MFS Mid Cap Growth Portfolio                                      FI Large Cap Portfolio
    Strategic Equity Portfolio                                        BlackRock Aggressive Growth Portfolio
    MFS Total Return Portfolio                                        FI Large Cap Portfolio
    Travelers Quality Bond Portfolio                                  MFS Total Return Portfolio
    U.S. Government Securities Portfolio                              BlackRock Bond Income Portfolio
    Managed Allocation Series: Aggressive Portfolio                   Western Asset Management U.S. Government Portfolio
    Managed Allocation Series: Moderate-Aggressive Portfolio          MetLife Aggressive Allocation Portfolio
    Managed Allocation Series: Moderate Portfolio                     MetLife Moderate to Aggressive Allocation Portfolio
    Managed Allocation Series: Moderate-Conservative                  MetLife Moderate Allocation Portfolio
     Portfolio
    Managed Allocation Series: Conservative Portfolio                 MetLife Conservative to Moderate Allocation Portfolio
                                                                      MetLife Conservative Allocation Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.

              FORMER UNDERLYING FUND                                           NEW UNDERLYING FUND
----------------------------------------------------               -------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.               METROPOLITAN SERIES FUND, INC.
    AllianceBernstein Large Cap Growth Portfolio                      T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                 MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                           Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                    METROPOLITAN SERIES FUND, INC.
    Mercury Global Allocation V.I. Fund                               Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUNDS, INC.                                    MET INVESTORS SERIES TRUST
   Mercury Value Opportunities V.I. Fund                              Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               MET INVESTORS SERIES TRUST
    Mutual Shares Securities Fund                                     Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST               METROPOLITAN SERIES FUND, INC.
    Templeton Growth Securities Fund                                  Oppenheimer Global Equity Portfolio
JANUS ASPEN SERIES                                                 METROPOLITAN SERIES FUND, INC.
    Balanced Portfolio                                                MFS Total Return Portfolio
LORD ABBETT SERIES FUND, INC.                                      MET INVESTORS SERIES TRUST
     Growth and Income Portfolio                                       Lord Abbett Growth and Income Portfolio
     Mid-Cap Value Portfolio                                           Lord Abbett Mid-Cap Value Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                 MET INVESTORS SERIES TRUST
    Oppenheimer Main Street Fund/VA                                   Lord Abbett Growth and Income Portfolio


                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------       WITHDRAWAL CHARGE
GREATER THAN OR EQUAL TO     BUT LESS THAN       -----------------
         0 years                3 years                 8%
         3 years                4 years                 7%
         4 years                5 years                 6%
         5 years                6 years                 5%
         6 years                7 years                 4%
         7 years                8 years                 3%
         8 years                9 years                 2%
         9 years+                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

      -     under the Managed Distribution Program or

      - under the Nursing Home Confinement provision (as described in Appendix D)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments and any associated Purchase Payment Credits that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase. We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------       WITHDRAWAL CHARGE
GREATER THAN OR EQUAL TO     BUT LESS THAN       -----------------
         0 years                3 years                 8%
         3 years                4 years                 7%
         4 years                5 years                 6%
         5 years                6 years                 5%

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------       WITHDRAWAL CHARGE
GREATER THAN OR EQUAL TO     BUT LESS THAN       -----------------
         6 years                7 years                 4%
         7 years                8 years                 3%
         8 years                9 years                 2%
         9 years+                                       0%

(Please refer to "Payment Options" for a description of this benefit.)

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 76 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Western Asset Management High Yield Bond Portfolio, American Funds Growth Fund, Oppenheimer Global Equity Portfolio, Third Avenue Small Cap Value Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Fund, Inc., Janus Aspen Series Global Technology Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Lazard Retirment Small Cap Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, Legg Mason Partners Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, Federated High Yield Portfolio, Harris Oakmark Focused Value Portfolio, Met/AIM Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See

Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

-     the death benefit will not be payable upon the Annuitant's death

-     the Contingent Annuitant becomes the Annuitant

-     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      -     Standard Death Benefit

      -     Annual Step-Up Death Benefit

      -     Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date, or

      (2)   your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT

We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date,

      (2)   your Adjusted Purchase Payment described below or*

      (3)   the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death             -  the Contract Value on the Death Report Date;
benefit will be the greatest of:
                                                           -  your Adjusted Purchase Payment, described below*;
                                                           -  the Step-Up Value, if any, described below, or
                                                           -  the Roll-Up Death Benefit Value, described below

If the Annuitant dies on or after age 80, the death        -  the Contract Value on the Death Report Date;
benefit will be the greatest of:

                                                           -  your Adjusted Purchase Payment, described below*;
                                                           -  the Step-Up Value, if any, as described below, or
                                                           -  the Roll-Up Death Benefit Value, described below, on
                                                              the Annuitant's 80th birthday, plus any additional
                                                              Purchase Payments and minus any partial surrender
                                                              reductions (as described below) that occur after the
                                                              Annuitant's 80th birthday

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of the Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made during the previous Contract Year

      c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.


ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the withdrawal.


For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new adjusted Purchase Payment would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.


STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Standard, Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new Step-Up Value would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new Step-Up Value would be $50,000-$16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090

You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666


Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                            NON-QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                        MANDATORY
     UPON THE DEATH OF THE               PAY THE PROCEEDS TO:       UNLESS. . .                               PAYOUT RULES APPLY*
--------------------------------       ------------------------     ------------------------------------      -------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.

SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spouse elects to continue      Yes
ANNUITANT)                             or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution.

                                                                    But, if there is a Contingent
                                                                    Annuitant, then the Contingent
                                                                    Annuitant becomes the Annuitant
                                                                    and the Contract continues in
                                                                    effect (generally using the
                                                                    original Maturity Date). The
                                                                    proceeds will then be paid upon
                                                                    the death of the Contingent Annuitant
                                                                    or owner.

    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .       PAYOUT RULES APPLY*
------------------------------         ------------------------     -----------       -------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                        Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                         Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                             Annuitant is
                                       owner.                                         treated as death
                                                                                      of the owner in
                                                                                      these
                                                                                      circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                          N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                          N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                          N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                   UNLESS. . .              PAYOUT RULES APPLY*
------------------------------         ------------------------     ---------------------------------    -------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to     Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                             N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                             N/A
                                       payable; Contract
                                       continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted

Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

                             AVAILABLE GMWB RIDERS

NAME OF RIDER:                           GMWB I                          GMWB II                          GMWB III
--------------              -------------------------------   -----------------------------   -------------------------------
ALSO CALLED:                           Principal                        Principal                        Principal
                                       Guarantee                        Guarantee                     Guarantee Value

AVAILABILITY:                Not available for purchase on     Available on or after March    Available on or after March 21,
                            or after March 21, 2005, unless    21, 2005 if approved in your    2005 if approved in your state
                            GMWB II is not approved in your               state
                                         state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you have elected a GMWB rider.


REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                            GMWB I              GMWB II           GMWB III
                                                                          ----------          ----------         ---------
If you make your first withdrawal BEFORE the 3rd anniversary after         5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:

If you make your first withdrawal AFTER the 3rd anniversary after         10% of RBB          10% of RBB         5% of RBB
you purchase GMWB:

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

   - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

   - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

   - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

   - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------    ------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    ----------------    --------     -----------------    --------------------
VALUES AS OF

INITIAL GMWB          $106,000          $100,000              $5,000         $106,000          $100,000             $5,000
PURCHASE

IMMEDIATELY PRIOR     $121,900          $100,000              $5,000         $ 90,100          $100,000             $5,000
TO WITHDRAWAL

PARTIAL WITHDRAWAL       N/A            (100,000           (5,000 X (1-         N/A            (100,000             (5,000
REDUCTION                          X 10,000/121,900)=    90,000/100,000)=                 X 10,000/90,100)=    X(1-88,901/100,000)=
                                         8,203                   500                           $ 11,099             $  555

GREATER OF PWR OR                       $ 10,000                                               $ 11,099
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,203)                                        (11,099>10,000)

CHANGE IN VALUE       $ 10,000          $ 10,000              $  500         $ 10,000          $ 11,099             $  555
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

VALUE IMMEDIATELY     $111,900          $ 90,000              $4,500         $ 80,100          $ 88,901             $4,445
AFTER WITHDRAWAL

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------    ------------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    ----------------    --------     -----------------    --------------------
VALUES AS OF

INITIAL GMWB          $106,000          $100,000              $5,000         $106,000          $100,000              $5,000
PURCHASE

IMMEDIATELY PRIOR     $121,900          $100,000              $5,000         $ 90,100          $100,000              $5,000
TO WITHDRAWAL

IMMEDIATELY AFTER     $111,900            91,797              $4,590         $ 80,100          $ 88,901              $4,445
WITHDRAWAL

                                      [100,000 --           [5,000 --                        [100,000 --            [5,000 X
                                       (100,000 X           (5,000 X                         (100,000 X         (88,901/100,000)]
                                    10,000/121,900)]     91,797/100,000)]                  10,000/90,100)]

CHANGE IN VALUE       $ 10,000          $  8,203              $  410         $ 10,000          $ 11,099              $  555
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:
                                       52

  - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

              -     a qualified retirement plan (Code Section 401),

              -     a tax-sheltered annuity (Code Section 403(b)),

              -     an individual retirement account (Code Sections 408(a)),

              -     an individual retirement annuity (Code Section 408(b)), or

              -     a qualified deferred compensation plan (Code Section 457).

        Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

  - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

  - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


  - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:


  - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age
         70 1/2 before the first GMWB anniversary.

         You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

   - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable

Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                            GMWB I       GMWB II      GMWB III
                            ------       -------      --------
Current Annual Charge        0.40%        0.50%        0.25%

Maximum Annual Charge        1.00%        1.00%         N/A
After a Reset

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
------------------------   ------------------------------   ------------------------------            ---------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                   INCREASING CONTRACT VALUE                                DECLINING CONTRACT VALUE
                        -----------------------------------------------       -----------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                           CALCULATION
                        CONTRACT VALUE      AMOUNT        BENEFIT BASE        CONTRACT VALUE      AMOUNT        BENEFIT BASE
                        --------------   -----------     --------------       --------------   -----------     --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                    $      104,500   $   100,000     Not Applicable       $      104,500   $   100,000     Not Applicable

VALUE AS OF RIDER
MATURITY DATE           $      120,175   $   100,000     $      100,000       $       88,825   $   100,000     $      100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                            $         0(1)                                        $    11,175(2)

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

 EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                      ------------------------------------------------     ------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
                      --------------    --------------     -----------     --------------    --------------     -----------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $104,500       $      100,000     $   100,000        $104,500       $      100,000     $   100,000

VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable     $   100,000        $120,000       Not Applicable     $   100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,450       $       10,000     $   110,000        $130,450       $       10,000     $   100,000

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                               ASSUMING INCREASING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
                              --------      ----------------    ------------------    -----------------     -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $104,500          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $120,175          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                         [100,000 x
FOLLOWING PARTIAL                                                                       10,000/120,175]
WITHDRAWAL                    $110,175          $ 90,000          $       10,000       $         8,321       $       10,000

                                                               ASSUMING DECLINING CONTRACT VALUE
                              -----------------------------------------------------------------------------------------------
                                                                                                            REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER        CALCULATION
                                VALUE            AMOUNT               AMOUNT              REDUCTION              AMOUNT
                              --------      ----------------    ------------------    -----------------     -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $104,500          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $ 88,825          $100,000          Not Applicable        Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                         [100,000 x
FOLLOWING PARTIAL                                                                       10,000/88,825]
WITHDRAWAL                    $ 78,825          $ 88,742          $       10,000       $       11,258        $       11,258

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are classified as Class B Suaccounts. All remaining Subacocunts offered under the Contract are classified as Class A Subaccounts.


                              CLASS B SUBACCOUNTS/
                                UNDERLYING FUNDS


      LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.



            Legg Mason Partners Variable Adjustable Rate Income Portfolio



      MET INVESTORS SERIES TRUST



         Federated High Yield Portfolio
         Pioneer Strategic Income Portfolio



METROPOLITAN SERIES FUND, INC.



         BlackRock Money Market Portfolio
         BlackRock Bond Income Portfolio
         Western Asset Management U.S. Government Portfolio
         Western Asset Management High Yield Bond Portfolio


      PIMCO VARIABLE INSURANCE TRUST

         Real Return Portfolio -- Administrative Class
         Total Return Portfolio -- Administrative Class

GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for nonqualified contracts and the Annuitant's 70th birthday for qualified contracts or ten years after the effective date of the Contract, if later (this requirement may be change by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the

Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. References to "Separate Account" refer either to Separate Account Eleven or Separate Account Twelve, depending on the issuer of your Contract. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


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We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).


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STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including


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withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be


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effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50 + catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution


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under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


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TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the


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particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state


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insurance law and must be licensed to sell variable insurance products. The
Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the Funds of the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealers firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which are offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management, MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities

Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


Legal Proceedings



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
---------------------------------------------------------      ----    -------------    -------------       ---------------
   Capital Appreciation Fund (8/03)                            2005        1.432            1.666              1,101,001
                                                               2004        1.217            1.432                243,803
                                                               2003        1.000            1.217                  6,582

   High Yield Bond Trust (6/04)                                2005        1.063            1.060              2,095,074
                                                               2004        0.990            1.063                588,257

   Managed Assets Trust (5/04)                                 2005        1.061            1.085                700,137
                                                               2004        0.981            1.061                318,685

   Money Market Portfolio (8/03)                               2005        0.989            1.002              3,877,043
                                                               2004        0.994            0.989              2,669,983
                                                               2003        1.000            0.994                 91,318

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (6/03)                                              2005        1.223            1.383                358,260
                                                               2004        1.146            1.223                303,031
                                                               2003        1.000            1.146                  6,742

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.475            1.657              1,228,534
                                                               2004        1.320            1.475                615,070
                                                               2003        1.000            1.320                 13,590

   Growth Fund - Class 2 Shares (6/03)                         2005        1.395            1.596              4,120,101
                                                               2004        1.259            1.395              2,082,365
                                                               2003        1.000            1.259                 82,410

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.366            1.423              3,205,012
                                                               2004        1.257            1.366              1,513,638
                                                               2003        1.000            1.257                 93,416

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.635            1.726              2,135,221
                                                               2004        1.264            1.635                706,731
                                                               2003        1.000            1.264                 19,257

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.212            1.245                453,659
                                                               2004        1.171            1.212                248,149
                                                               2003        1.000            1.171                      -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.408            1.467                825,006
                                                               2004        1.285            1.408                507,209
                                                               2003        1.000            1.285                 28,529

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.213            1.316                565,817
                                                               2004        1.079            1.213                 55,421
                                                               2003        1.000            1.079                      -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.211            1.313                413,673
                                                               2004        1.072            1.211                149,956
                                                               2003        1.000            1.072                      -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.339            1.457                414,439
                                                               2004        1.207            1.339                103,042
                                                               2003        1.000            1.207                 27,469

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.816            2.279                946,947
                                                               2004        1.479            1.816                407,794
                                                               2003        1.000            1.479                  5,154

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------    -------------       ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.562            1.694              1,391,810
                                                               2004        1.338            1.562                542,562
                                                               2003        1.216            1.338                  8,952

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.517            1.626              1,766,854
                                                               2004        1.328            1.517                573,757
                                                               2003        1.000            1.328                 47,400

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.316            1.350              1,520,272
                                                               2004        1.212            1.316                827,007
                                                               2003        1.000            1.212                 38,999

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.368            1.480                864,799
                                                               2004        1.274            1.368                383,360
                                                               2003        1.000            1.274                 76,702

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.311            1.338                132,091
                                                               2004        1.229            1.311                114,055
                                                               2003        1.000            1.229                 15,280

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.167            1.237                  9,778
                                                               2004        1.094            1.167                  9,561
                                                               2003        1.000            1.094                      -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.340            1.483                  9,849
                                                               2004        1.192            1.340                  9,778
                                                               2003        1.000            1.192                  6,687

   Global Technology Portfolio - Service Shares (8/03)         2005        1.373            1.508                 79,643
                                                               2004        1.386            1.373                 62,149
                                                               2003        1.000            1.386                  5,755

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------     ----    -------------    -------------       ---------------
   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.290            1.341                 28,013
                                                               2004        1.254            1.290                 28,335
                                                               2003        1.000            1.254                  6,521

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.509            1.546                391,840
                                                               2004        1.334            1.509                 88,037
                                                               2003        1.000            1.334                  6,091

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.379            1.402                770,894
                                                               2004        1.243            1.379                247,185
                                                               2003        1.000            1.243                 15,890

   Mid-Cap Value Portfolio (6/03)                              2005        1.537            1.638              1,157,746
                                                               2004        1.258            1.537                566,176
                                                               2003        1.000            1.258                      -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.053            1.096                989,157
                                                               2004        0.992            1.053                308,472

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.122            1.128              2,125,161
                                                               2004        1.047            1.122                999,663
                                                               2003        1.000            1.047                 30,865

   Total Return Portfolio - Administrative Class (6/03)        2005        1.046            1.055              3,970,841
                                                               2004        1.013            1.046              1,655,495
                                                               2003        1.000            1.013                126,742

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.480            1.635                142,716
                                                               2004        1.294            1.480                146,421
                                                               2003        1.000            1.294                      -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
----------------------------------------------------------     ----    -------------    -------------       ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.777            1.873              1,906,379
                                                               2004        1.430            1.777                929,388
                                                               2003        1.000            1.430                  5,544

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.398            1.432                555,220
                                                               2004        1.311            1.398                324,478
                                                               2003        1.000            1.311                 89,357

   Investors Fund - Class I (8/03)                             2005        1.385            1.452                231,023
                                                               2004        1.274            1.385                198,121
                                                               2003        1.000            1.274                 17,120

   Large Cap Growth Fund - Class I (8/03)                      2005        1.295            1.341                196,548
                                                               2004        1.308            1.295                184,421
                                                               2003        1.000            1.308                 67,278

   Small Cap Growth Fund - Class I (7/03)                      2005        1.621            1.674                378,829
                                                               2004        1.430            1.621                222,615
                                                               2003        1.000            1.430                 36,673

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.286            1.376                353,616
                                                               2004        1.226            1.286                143,448
                                                               2003        1.000            1.226                 27,619

   Convertible Securities Portfolio (9/03)                     2005        1.194            1.180                389,362
                                                               2004        1.141            1.194                379,542
                                                               2003        1.000            1.141                 25,027

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.490            1.650                824,421
                                                               2004        1.300            1.490                660,065
                                                               2003        1.000            1.300                 48,134

   Equity Income Portfolio (9/03)                              2005        1.336            1.374              1,015,732
                                                               2004        1.235            1.336                424,331
                                                               2003        1.000            1.235                 43,114

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                        NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------    ----    -------------    -------------       ---------------
Federated High Yield Portfolio (7/03)                       2005        1.205            1.217                700,501
                                                            2004        1.109            1.205                459,955
                                                            2003        1.000            1.109                 79,698

Federated Stock Portfolio (10/03)                           2005        1.362            1.412                106,315
                                                            2004        1.251            1.362                 72,280
                                                            2003        1.000            1.251                      -

Large Cap Portfolio (11/03)                                 2005        1.247            1.334                260,734
                                                            2004        1.189            1.247                 56,997
                                                            2003        1.000            1.189                      -

Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.019            1.101                217,807

Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017            1.031                      -

Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000            1.068              1,041,717

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000            1.078                522,363

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000            1.047                110,255

Mercury Large Cap Core Portfolio (6/03)                     2005        1.325            1.462                401,161
                                                            2004        1.161            1.325                168,721
                                                            2003        1.000            1.161                      -

MFS Emerging Growth Portfolio (10/03)                       2005        1.328            1.289                      -
                                                            2004        1.197            1.328                275,924
                                                            2003        1.000            1.197                    933

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.440            1.462                900,274
                                                            2004        1.282            1.440                443,087
                                                            2003        1.000            1.282                 20,755

MFS Total Return Portfolio (6/03)                           2005        1.236            1.253              3,821,058
                                                            2004        1.126            1.236              1,761,719
                                                            2003        1.000            1.126                 56,519

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR         END OF YEAR          END OF YEAR
--------------------------------------------------------       ----    -------------    -------------       ---------------
   MFS Value Portfolio (5/04)                                  2005        1.112            1.165                864,003
                                                               2004        0.962            1.112                298,850

   Mondrian International Stock Portfolio (8/03)               2005        1.443            1.556                428,892
                                                               2004        1.266            1.443                249,460
                                                               2003        1.000            1.266                      -

   Pioneer Fund Portfolio (6/03)                               2005        1.304            1.361                260,735
                                                               2004        1.192            1.304                107,327
                                                               2003        1.000            1.192                    961

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000            1.051                 19,291

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.086            1.108              1,091,583
                                                               2004        0.971            1.086                184,406

   Strategic Equity Portfolio (8/03)                           2005        1.334            1.340                191,904
                                                               2004        1.229            1.334                 68,469
                                                               2003        1.000            1.229                 21,722

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000            1.107                  2,872

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000            1.109                      -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.033            1.033              1,830,184
                                                               2004        1.015            1.033                991,325
                                                               2003        1.000            1.015                 82,924

   U.S. Government Securities Portfolio (7/04)                 2005        1.047            1.075              2,031,622
                                                               2004        1.003            1.047                785,536

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.995            1.003                628,049
                                                               2004        0.999            0.995                297,209
                                                               2003        1.000            0.999                 11,021

   Social Awareness Stock Portfolio (5/04)                     2005        1.046            1.075                215,679
                                                               2004        0.945            1.046                 30,549

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR         END OF YEAR          END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.458            1.495              1,507,051
                                                               2004        1.261            1.458                594,872
                                                               2003        1.000            1.261                      -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.214            1.289                 37,961
                                                               2004        1.188            1.214                 34,997
                                                               2003        1.000            1.188                      -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.406            1.615              1,864,337
                                                               2004        1.240            1.406                619,711
                                                               2003        1.000            1.240                  7,398

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.182            1.405                157,636
                                                               2004        1.185            1.182                 60,121
                                                               2003        1.000            1.185                  6,599

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.732            2.013              2,663,948
                                                               2004        1.411            1.732              1,199,255
                                                               2003        1.000            1.411                 30,189


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                 YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------   ----   -------------   -------------   ----------------
   Capital Appreciation Fund (8/03)         2005       1.168           1.345              26,302
                                            2004       1.000           1.168                   -

   High Yield Bond Trust (6/04)             2005       1.074           1.061                   -
                                            2004       1.006           1.074                   -

   Managed Assets Trust (5/04)              2005       1.070           1.083                   -
                                            2004       1.000           1.070                   -

   Money Market Portfolio (8/03)            2005       0.993           0.995              83,882
                                            2004       1.000           0.993               2,496

AllianceBernstein Variable Product Series
  Fund, Inc.
   AllianceBernstein Large-Cap Growth
   Portfolio - Class B (6/03)               2005       1.057           1.183                   -
                                            2004       1.000           1.057                   -

American Funds Insurance Series
   Global Growth Fund - Class 2
   Shares (6/03)                            2005       1.112           1.236              24,241
                                            2004       1.000           1.112               5,051

   Growth Fund - Class 2 Shares (6/03)      2005       1.084           1.228              44,102
                                            2004       1.000           1.084               7,719

   Growth-Income Fund - Class 2
   Shares (6/03)                            2005       1.063           1.097              15,383
                                            2004       1.000           1.063              10,471

Delaware VIP Trust
   Delaware VIP REIT Series - Standard
   Class (8/03)                             2005       1.286           1.343              14,247
                                            2004       1.000           1.286               4,335

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio -
   Initial Shares (7/03)                    2005       1.021           1.039                   -
                                            2004       1.000           1.021                   -

   Dreyfus VIF - Developing Leaders
   Portfolio - Initial Shares (7/03)        2005       1.092           1.126              12,961
                                            2004       1.000           1.092                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.115           1.197              11,156
                                                               2004        1.000           1.115                   -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.118           1.199                   -
                                                               2004        1.000           1.118                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.099           1.184               3,577
                                                               2004        1.000           1.099               2,543

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.260           1.564              32,685
                                                               2004        1.000           1.260                   -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.154           1.239             104,324
                                                               2004        1.000           1.154               4,481

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.118           1.186                   -
                                                               2004        1.000           1.118                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.068           1.085                   -
                                                               2004        1.000           1.068                   -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (8/03)                                       2005        1.053           1.127                   -
                                                               2004        1.000           1.053                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.064           1.074                   -
                                                               2004        1.000           1.064                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.067           1.119                   -
                                                               2004        1.000           1.067                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.037           1.135                    -
                                                               2004        1.000           1.037                    -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.051           1.142                    -
                                                               2004        1.000           1.051                    -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.085           1.117                    -
                                                               2004        1.000           1.085                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.124           1.139                    -
                                                               2004        1.000           1.124                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.098           1.105               16,054
                                                               2004        1.000           1.098                    -

   Mid-Cap Value Portfolio (6/03)                              2005        1.159           1.222                    -
                                                               2004        1.000           1.159                    -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.061           1.093                    -
                                                               2004        1.000           1.061                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.066           1.060               27,562
                                                               2004        1.000           1.066                5,161

   Total Return Portfolio - Administrative Class (6/03)        2005        1.043           1.041               54,099
                                                               2004        1.000           1.043                5,301

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (9/03)                                               2005        1.157           1.265                    -
                                                               2004        1.000           1.157                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.191           1.242               4,272
                                                               2004        1.000           1.191                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.056           1.070                   -
                                                               2004        1.000           1.056                   -

   Investors Fund - Class I (8/03)                             2005        1.078           1.119                   -
                                                               2004        1.000           1.078                   -

   Large Cap Growth Fund - Class I (8/03)                      2005        0.989           1.014                   -
                                                               2004        1.000           0.989                   -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.164           1.190               6,033
                                                               2004        1.000           1.164                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.053           1.116              13,449
                                                               2004        1.000           1.053                   -

   Convertible Securities Portfolio (9/03)                     2005        1.041           1.018                   -
                                                               2004        1.000           1.041                   -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.117           1.224              30,403
                                                               2004        1.000           1.117                   -

   Equity Income Portfolio (9/03)                              2005        1.101           1.120              14,383
                                                               2004        1.000           1.101                   -

   Federated High Yield Portfolio (7/03)                       2005        1.077           1.076                   -
                                                               2004        1.000           1.077                   -

   Federated Stock Portfolio (10/03)                           2005        1.078           1.106                   -
                                                               2004        1.000           1.078                   -

   Large Cap Portfolio (11/03)                                 2005        1.047           1.109               5,424
                                                               2004        1.000           1.047                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.018           1.093              13,492

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
Managed Allocation Series: Conservative Portfolio (6/05)       2005        1.016           1.024                   -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.060                   -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.000           1.071                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.040                   -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.123           1.226              12,062
                                                               2004        1.000           1.123                   -

MFS Emerging Growth Portfolio (10/03)                          2005        1.080           1.046                   -
                                                               2004        1.000           1.080                   -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.072           1.076                   -
                                                               2004        1.000           1.072                   -

MFS Total Return Portfolio (6/03)                              2005        1.094           1.098                   -
                                                               2004        1.000           1.094                   -

MFS Value Portfolio (5/04)                                     2005        1.125           1.167                   -
                                                               2004        1.000           1.125                   -

Mondrian International Stock Portfolio (8/03)                  2005        1.143           1.220               7,892
                                                               2004        1.000           1.143                   -

Pioneer Fund Portfolio (6/03)                                  2005        1.092           1.127                   -
                                                               2004        1.000           1.092                   -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.044                   -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.102           1.113               9,362
                                                               2004        1.000           1.102                   -

Strategic Equity Portfolio (8/03)                              2005        1.096           1.090                   -
                                                               2004        1.000           1.096                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.100                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.101                   -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.030           1.020               4,167
                                                               2004        1.000           1.030               2,682

   U.S. Government Securities Portfolio (7/04)                 2005        1.071           1.089               7,852
                                                               2004        1.031           1.071               5,154

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2005        0.996           0.994               4,266
                                                               2004        1.000           0.996               2,774

   Social Awareness Stock Portfolio (5/04)                     2005        1.074           1.092                   -
                                                               2004        1.000           1.074                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.129           1.146                   -
                                                               2004        1.000           1.129                   -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.036           1.089                   -
                                                               2004        1.000           1.036                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.105           1.257              25,132
                                                               2004        1.000           1.105                   -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2005        1.038           1.221                   -
                                                               2004        1.000           1.038                   -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.225           1.409              17,873
                                                               2004        1.000           1.225                   -

                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.






On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners.



AllianceBernstein Large -Cap Growth Portfolio-Class B Shares is no longer available to new Contract Owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.432           1.666              516,901
                                                               2004        1.217           1.432              159,892
                                                               2003        1.000           1.217               43,045

   High Yield Bond Trust (6/04)                                2005        1.063           1.060              413,926
                                                               2004        0.992           1.063              153,995

   Managed Assets Trust (5/04)                                 2005        1.061           1.085              206,919
                                                               2004        0.962           1.061               39,365

   Money Market Portfolio (5/03)                               2005        0.989           1.002            4,726,476
                                                               2004        0.994           0.989            4,706,703
                                                               2003        1.000           0.994            2,282,924

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (6/03)                                              2005        1.223           1.383              324,527
                                                               2004        1.146           1.223              345,656
                                                               2003        1.000           1.146               16,053

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.475           1.657              980,562
                                                               2004        1.320           1.475              669,593
                                                               2003        1.000           1.320              107,147

   Growth Fund - Class 2 Shares (5/03)                         2005        1.395           1.596            2,875,953
                                                               2004        1.259           1.395            1,906,773
                                                               2003        1.000           1.259              362,594

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.366           1.423            2,700,015
                                                               2004        1.257           1.366            2,164,373
                                                               2003        1.000           1.257              507,723

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.635           1.726              812,062
                                                               2004        1.264           1.635              466,888
                                                               2003        1.000           1.264              214,026

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (5/03)                                               2005        1.212           1.245              233,505
                                                               2004        1.171           1.212              185,016
                                                               2003        1.000           1.171               94,211

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.408           1.467              529,436
                                                               2004        1.285           1.408              384,633
                                                               2003        1.000           1.285              126,524

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.213           1.316              448,751
                                                               2004        1.079           1.213               33,081
                                                               2003        1.000           1.079                    -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.211           1.313              282,039
                                                               2004        1.072           1.211              145,142
                                                               2003        1.000           1.072                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.339           1.457              304,120
                                                               2004        1.207           1.339              193,876
                                                               2003        1.000           1.207                7,338

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.816           2.279              249,123
                                                               2004        1.479           1.816               78,775
                                                               2003        1.000           1.479               25,292

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.562           1.694            1,428,943
                                                               2004        1.338           1.562            1,101,088
                                                               2003        1.105           1.338              354,061

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.517           1.626              986,123
                                                               2004        1.328           1.517              548,723
                                                               2003        1.000           1.328              207,543

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.316           1.350            1,215,603
                                                               2004        1.212           1.316              873,043
                                                               2003        1.000           1.212              264,893

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2005        1.368           1.480              900,301
                                                               2004        1.274           1.368              826,093
                                                               2003        1.000           1.274              217,388

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.311           1.338              171,124
                                                               2004        1.229           1.311              141,262
                                                               2003        1.000           1.229               13,315

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.167           1.237               51,892
                                                               2004        1.094           1.167               84,750
                                                               2003        1.000           1.094               70,254

   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.340           1.483               42,127
                                                               2004        1.192           1.340               51,154
                                                               2003        1.000           1.192               16,753

   Global Technology Portfolio - Service Shares (5/03)         2005        1.373           1.508               51,380
                                                               2004        1.386           1.373               31,862
                                                               2003        1.000           1.386                5,819

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.290           1.341               11,554
                                                               2004        1.254           1.290               15,488
                                                               2003        1.000           1.254                7,230

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.509           1.546              334,457
                                                               2004        1.334           1.509              271,934
                                                               2003        1.000           1.334               46,626

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.379           1.402              633,649
                                                               2004        1.243           1.379              368,767
                                                               2003        1.000           1.243               22,147

   Mid-Cap Value Portfolio (5/03)                              2005        1.537           1.638              887,659
                                                               2004        1.258           1.537              427,320
                                                               2003        1.000           1.258               39,701

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.053           1.096              118,737
                                                               2004        0.989           1.053               45,971

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.122           1.128            1,303,136
                                                               2004        1.047           1.122              935,360
                                                               2003        1.000           1.047              107,358

   Total Return Portfolio - Administrative Class (5/03)        2005        1.046           1.055            2,359,675
                                                               2004        1.013           1.046            1,682,957
                                                               2003        1.000           1.013              537,429

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2005        1.480           1.635                5,006
                                                               2004        1.294           1.480               19,018
                                                               2003        1.000           1.294               15,582

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.777           1.873              887,393
                                                               2004        1.430           1.777              613,690
                                                               2003        1.000           1.430              221,355

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.398           1.432              596,005
                                                               2004        1.311           1.398              496,976
                                                               2003        1.000           1.311              118,693

   Investors Fund - Class I (6/03)                             2005        1.385           1.452              270,785
                                                               2004        1.274           1.385              243,439
                                                               2003        1.000           1.274               79,932

   Large Cap Growth Fund - Class I (6/03)                      2005        1.295           1.341              428,487
                                                               2004        1.308           1.295              439,647
                                                               2003        1.000           1.308               83,812

   Small Cap Growth Fund - Class I (6/03)                      2005        1.621           1.674              347,774
                                                               2004        1.430           1.621              316,142
                                                               2003        1.000           1.430               90,128

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.286           1.376              178,426
                                                               2004        1.226           1.286              137,921
                                                               2003        1.000           1.226               63,002

   Convertible Securities Portfolio (6/03)                     2005        1.194           1.180              412,451
                                                               2004        1.141           1.194              264,563
                                                               2003        1.000           1.141               78,242

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.490           1.650              512,542
                                                               2004        1.300           1.490              430,315
                                                               2003        1.000           1.300              126,191

   Equity Income Portfolio (5/03)                              2005        1.336           1.374              494,813
                                                               2004        1.235           1.336              365,896
                                                               2003        1.000           1.235              152,992

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
Federated High Yield Portfolio (5/03)                          2005        1.205           1.217              580,851
                                                               2004        1.109           1.205              521,708
                                                               2003        1.000           1.109              198,335

Federated Stock Portfolio (6/03)                               2005        1.362           1.412               96,372
                                                               2004        1.251           1.362               86,641
                                                               2003        1.000           1.251                2,080

Large Cap Portfolio (6/03)                                     2005        1.247           1.334              367,191
                                                               2004        1.189           1.247              307,943
                                                               2003        1.000           1.189              161,977

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000           1.101                    -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.031               58,058

Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.068               78,423

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.005           1.078              393,826

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.015           1.047               54,556

Mercury Large Cap Core Portfolio (6/03)                        2005        1.325           1.462              174,845
                                                               2004        1.161           1.325               85,168
                                                               2003        1.000           1.161               31,020

MFS Emerging Growth Portfolio (6/03)                           2005        1.328           1.289                    -
                                                               2004        1.197           1.328              284,691
                                                               2003        1.000           1.197               29,652

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.440           1.462              527,750
                                                               2004        1.282           1.440              250,817
                                                               2003        1.000           1.282               41,032

MFS Total Return Portfolio (5/03)                              2005        1.236           1.253            2,440,748
                                                               2004        1.126           1.236            1,601,590
                                                               2003        1.000           1.126              279,557

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   MFS Value Portfolio (5/04)                                  2005        1.112           1.165              528,595
                                                               2004        0.965           1.112              347,657

   Mondrian International Stock Portfolio (6/03)               2005        1.443           1.556              282,505
                                                               2004        1.266           1.443              152,666
                                                               2003        1.000           1.266               38,252

   Pioneer Fund Portfolio (6/03)                               2005        1.304           1.361               30,500
                                                               2004        1.192           1.304               28,729
                                                               2003        1.000           1.192                    -

   Pioneer Mid Cap Value Portfolio (9/05)                      2005        1.047           1.051                3,206

   Pioneer Strategic Income Portfolio (6/04)                   2005        1.086           1.108              477,455
                                                               2004        0.979           1.086               90,999

   Strategic Equity Portfolio (6/03)                           2005        1.334           1.340              173,343
                                                               2004        1.229           1.334              129,587
                                                               2003        1.000           1.229               79,991

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.009           1.107               27,453

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.044           1.109                    -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.033           1.033            1,980,630
                                                               2004        1.015           1.033            1,784,530
                                                               2003        1.000           1.015              710,242

   U.S. Government Securities Portfolio (5/04)                 2005        1.047           1.075              400,868
                                                               2004        0.979           1.047               37,571

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2005        0.995           1.003              122,566
                                                               2004        0.999           0.995               73,311
                                                               2003        1.000           0.999                5,007

   Social Awareness Stock Portfolio (6/04)                     2005        1.046           1.075              224,714
                                                               2004        0.986           1.046              145,073

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.458           1.495              438,110
                                                               2004        1.261           1.458              277,863
                                                               2003        1.000           1.261              121,041

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.214           1.289                6,728
                                                               2004        1.188           1.214                7,821
                                                               2003        1.000           1.188                1,155

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.406           1.615            1,025,137
                                                               2004        1.240           1.406              486,471
                                                               2003        1.000           1.240               90,383

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2005        1.182           1.405              113,399
                                                               2004        1.185           1.182              148,933
                                                               2003        1.000           1.185               22,272

   Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.732           2.013            1,535,654
                                                               2004        1.411           1.732              846,870
                                                               2003        1.000           1.411              178,932

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Capital Appreciation Fund (6/03)                            2005        1.168           1.345                 929
                                                               2004        1.000           1.168                   -

   High Yield Bond Trust (6/04)                                2005        1.074           1.061              33,026
                                                               2004        1.008           1.074                   -

   Managed Assets Trust (5/04)                                 2005        1.070           1.083              42,651
                                                               2004        1.000           1.070                   -

   Money Market Portfolio (5/03)                               2005        0.993           0.995              22,497
                                                               2004        1.000           0.993                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (6/03)                                              2005        1.057           1.183                   -
                                                               2004        1.000           1.057                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.112           1.236              15,833
                                                               2004        1.000           1.112                   -

   Growth Fund - Class 2 Shares (5/03)                         2005        1.084           1.228             102,272
                                                               2004        1.000           1.084                   -

   Growth-Income Fund - Class 2 Shares (5/03)                  2005        1.063           1.097             286,163
                                                               2004        1.000           1.063                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2005        1.286           1.343               9,335
                                                               2004        1.000           1.286                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial
   Shares (5/03)                                               2005        1.021           1.039               8,990
                                                               2004        1.000           1.021                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/03)                                               2005        1.092           1.126                   -
                                                               2004        1.000           1.092                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (3/04)      2005        1.115           1.197              21,413
                                                               2004        1.000           1.115                   -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.118           1.199             113,859
                                                               2004        1.000           1.118                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2005        1.099           1.184                   -
                                                               2004        1.000           1.099                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/03)                                               2005        1.260           1.564              26,002
                                                               2004        1.000           1.260                   -

   Templeton Foreign Securities Fund - Class 2 Shares (6/03)   2005        1.154           1.239               9,092
                                                               2004        1.000           1.154                   -

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2005        1.118           1.186                 976
                                                               2004        1.000           1.118                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.068           1.085                   -
                                                               2004        1.000           1.068                   -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2005        1.053           1.127               5,019
                                                               2004        1.000           1.053                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2005        1.064           1.074                   -
                                                               2004        1.000           1.064                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.067           1.119                   -
                                                               2004        1.000           1.067                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Global Life Sciences Portfolio - Service Shares (5/03)      2005        1.037           1.135                       -
                                                               2004        1.000           1.037                       -

   Global Technology Portfolio - Service Shares (5/03)         2005        1.051           1.142                       -
                                                               2004        1.000           1.051                       -

   Worldwide Growth Portfolio - Service Shares (6/03)          2005        1.085           1.117                       -
                                                               2004        1.000           1.085                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (6/03)                2005        1.124           1.139                   1,014
                                                               2004        1.000           1.124                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03)                          2005        1.098           1.105                  68,693
                                                               2004        1.000           1.098                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.159           1.222                  23,021
                                                               2004        1.000           1.159                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.061           1.093                  20,308
                                                               2004        1.003           1.061                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.066           1.060                  97,484
                                                               2004        1.000           1.066                       -

   Total Return Portfolio - Administrative Class (5/03)        2005        1.043           1.041                  44,303
                                                               2004        1.000           1.043                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/03)                                               2005        1.157           1.265                       -
                                                               2004        1.000           1.157                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/03)     2005        1.191           1.242               8,555
                                                               2004        1.000           1.191                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.056           1.070                   -
                                                               2004        1.000           1.056                   -

   Investors Fund - Class I (6/03)                             2005        1.078           1.119                   -
                                                               2004        1.000           1.078                   -

   Large Cap Growth Fund - Class I (6/03)                      2005        0.989           1.014                   -
                                                               2004        1.000           0.989                   -

   Small Cap Growth Fund - Class I (6/03)                      2005        1.164           1.190                   -
                                                               2004        1.000           1.164                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/03)                   2005        1.053           1.116              10,144
                                                               2004        1.000           1.053                   -

   Convertible Securities Portfolio (6/03)                     2005        1.041           1.018                   -
                                                               2004        1.000           1.041                   -

   Disciplined Mid Cap Stock Portfolio (6/03)                  2005        1.117           1.224               9,260
                                                               2004        1.000           1.117                   -

   Equity Income Portfolio (5/03)                              2005        1.101           1.120              17,767
                                                               2004        1.000           1.101                   -

   Federated High Yield Portfolio (5/03)                       2005        1.077           1.076              57,514
                                                               2004        1.000           1.077                   -

   Federated Stock Portfolio (6/03)                            2005        1.078           1.106                   -
                                                               2004        1.000           1.078                   -

   Large Cap Portfolio (6/03)                                  2005        1.047           1.109                   -
                                                               2004        1.000           1.047                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.093                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.024                    -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        0.998           1.060                    -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                               2005        1.005           1.071                    -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.014           1.040                    -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.123           1.226               19,115
                                                               2004        1.000           1.123                    -

MFS Emerging Growth Portfolio (6/03)                           2005        1.080           1.046                    -
                                                               2004        1.000           1.080                    -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.072           1.076                    -
                                                               2004        1.000           1.072                    -

MFS Total Return Portfolio (5/03)                              2005        1.094           1.098              230,513
                                                               2004        1.000           1.094                    -

MFS Value Portfolio (5/04)                                     2005        1.125           1.167               17,195
                                                               2004        1.000           1.125                    -

Mondrian International Stock Portfolio (6/03)                  2005        1.143           1.220               42,629
                                                               2004        1.000           1.143                    -

Pioneer Fund Portfolio (6/03)                                  2005        1.092           1.127                    -
                                                               2004        1.000           1.092                    -

Pioneer Mid Cap Value Portfolio (9/05)                         2005        1.044           1.044                    -

Pioneer Strategic Income Portfolio (6/04)                      2005        1.102           1.113               38,625
                                                               2004        1.000           1.102                    -

Strategic Equity Portfolio (6/03)                              2005        1.096           1.090                    -
                                                               2004        1.000           1.096                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.008           1.100                   -

   Style Focus Series: Small Cap Value Portfolio (6/05)        2005        1.042           1.101                   -

   Travelers Quality Bond Portfolio (5/03)                     2005        1.030           1.020             133,874
                                                               2004        1.000           1.030                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.071           1.089                   -
                                                               2004        1.000           1.071                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (11/03)                                              2005        0.996           0.994                   -
                                                               2004        1.000           0.996                   -

   Social Awareness Stock Portfolio (6/04)                     2005        1.074           1.092              10,309
                                                               2004        1.018           1.074                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.129           1.146               3,150
                                                               2004        1.000           1.129                   -

   Enterprise Portfolio - Class II Shares (6/03)               2005        1.036           1.089                   -
                                                               2004        1.000           1.036                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.105           1.257              29,441
                                                               2004        1.000           1.105                   -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/03)                                              2005        1.038           1.221                   -
                                                               2004        1.000           1.038                   -

   Mid Cap Portfolio - Service Class 2 (5/03)                  2005        1.225           1.409              14,860
                                                               2004        1.000           1.225                   -

                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.






On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners.



AllianceBernstein Large -Cap Growth Portfolio-Class B Shares is no longer available to new Contract Owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.


We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.


TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a) is Medicare approved as a provider of skilled nursing care services;
and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.


The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.



We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firm Condensed Financial Information
                       Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-70-71-75, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-70-71-75.


Name:        ___________________________________________________________________

Address:     ___________________________________________________________________

             ___________________________________________________________________



Check Box:

[ ] MIC-Book-70-71-75

[ ] MLAC-Book-70-71-75

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 71                                                              May 1, 2006

                  SCUDDER ADVOCATE REWARDS ANNUITY PROSPECTUS:
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES



This prospectus describes SCUDDER ADVOCATE REWARDS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:



AIM VARIABLE INSURANCE FUNDS - SERIES I
    AIM V.I. Utilities Fund
CREDIT SUISSE TRUST
    Credit Suisse Trust Emerging Markets Portfolio
    Credit Suisse Trust Global Small Cap Portfolio
DREYFUS INVESTMENT PORTFOLIO - SERVICE SHARES
    Dreyfus MidCap Stock Portfolio
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE SHARES
DWS INVESTMENTS VIT FUNDS+
    DWS Equity 500 Index VIP - Class B2+
    DWS RREEF Real Estate Securities VIP - Class B+
DWS VARIABLE SERIES I - CLASS B+
    DWS Bond VIP+
    DWS Capital Growth VIP+
    DWS Global Opportunities VIP+
    DWS Growth & Income VIP+
    DWS Health Care VIP+
    DWS International VIP+
DWS VARIABLE SERIES II - CLASS B+
    DWS Balanced VIP+
    DWS Blue Chip VIP+
    DWS Conservative Allocation VIP+
    DWS Core Fixed Income VIP+
    DWS Davis Venture Value VIP +
    DWS Dreman Financial Services VIP+
    DWS Dreman High Return Equity VIP+
    DWS Dreman Small Cap Value VIP+
    DWS Global Thematic VIP+
    DWS Government & Agency Securities VIP+
    DWS Growth Allocation VIP+
    DWS High Income VIP+
    DWS Income Allocation VIP+
    DWS International Select Equity VIP+
    DWS Janus Growth & Income VIP+
    DWS Janus Growth Opportunities VIP+
    DWS Large Cap Value VIP+
    DWS Mercury Large Cap Core VIP+
    DWS MFS(R) Strategic Value VIP+
    DWS Mid Cap Growth VIP+
    DWS Moderate Allocation VIP+
    DWS Money Market VIP+
    DWS Oak Strategic Equity VIP+
    DWS Legg Mason Aggressive Growth VIP+
    DWS Small Cap Growth VIP+
    DWS Strategic Income VIP+
    DWS Technology VIP+
    DWS Templeton Foreign Value VIP+
    DWS Turner Mid Cap Growth VIP+
METROPOLITAN SERIES FUND, INC. - CLASS B
    MFS Total Return Portfolio+
THE ALGER AMERICAN FUND  - CLASS S
    Alger American Leveraged AllCap Portfolio


--------------

+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract - The Variable Funding Options" for more information.



*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract is not offered to new purchasers.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS



Glossary...................................................................................       3
Summary....................................................................................       5
Fee Table..................................................................................       9
Condensed Financial Information............................................................      16
The Annuity Contract.......................................................................      16
    Contract Owner Inquiries...............................................................      18
    Purchase Payments......................................................................      18
    Purchase Payment Credits...............................................................      18
    Accumulation Units.....................................................................      19
    The Variable Funding Options...........................................................      19
The Fixed Account..........................................................................      25
Charges and Deductions.....................................................................      25
    General................................................................................      25
    Withdrawal Charge......................................................................      26
    Free Withdrawal Allowance..............................................................      27
    Transfer Charge........................................................................      27
    Administrative Charges.................................................................      27
    Mortality and Expense Risk Charge......................................................      28
    Variable Liquidity Benefit Charge......................................................      28
    Enhanced Stepped-Up Provision Charge...................................................      28
    Guaranteed Income Solution Plus Benefit Charge.........................................      28
    Guaranteed Minimum Accumulation Benefit Charge .......................................       28
    Variable Funding Option Expenses.......................................................      28
    Premium Tax............................................................................      29
    Changes in Taxes Based upon Premium or Value...........................................      29
Transfers..................................................................................      29
    Market Timng/Excessive Trading.........................................................      29
    Dollar Cost Averaging..................................................................      30
Access to Your Money.......................................................................      31
    Systematic Withdrawals.................................................................      31
Ownership Provisions.......................................................................      32
    Types of Ownership.....................................................................      32
       Contract Owner......................................................................      32
       Beneficiary.........................................................................      32
       Annuitant...........................................................................      33
Death Benefit..............................................................................      33
    Death Proceeds before the Maturity Date................................................      33
    Enhanced Stepped-Up Provision..........................................................      35
    Payment of Proceeds....................................................................      36
    Spousal Contract Continuance...........................................................      37
    Beneficiary Contract Continuance.......................................................      38
    Planned Death Benefit..................................................................      38
    Death Proceeds after the Maturity Date.................................................      39
 Living Benefits...........................................................................      39
    Guaranteed Income Solution Benefits....................................................      39
    Guaranteed Minimum Accumulation Benefit................................................      46
The Annuity Period.........................................................................      51
    Maturity Date..........................................................................      51
    Allocation of Annuity..................................................................      52
    Variable Annuity.......................................................................      52
    Fixed Annuity..........................................................................      52
Payment Options............................................................................      53
    Election of Options....................................................................      53
    Annuity Options........................................................................      53
    Variable Liquidity Benefit.............................................................      53
Miscellaneous Contract Provisions..........................................................      54
    Right to Return........................................................................      54
    Termination............................................................................      54
    Required Reports.......................................................................      54
    Suspension of Payments.................................................................      54
The Separate Accounts......................................................................      55
    Performance Information................................................................      55
Federal Tax Considerations.................................................................      56
    General Taxation of Annuities..........................................................      56
    Types of Contracts: Qualified and Non-qualified........................................      56
    Qualified Annuity Contracts............................................................      56
       Taxation of Qualified Annuity Contracts.............................................      56
       Mandatory Distributions for Qualified Plans.........................................      56
    Non-qualified Annuity Contracts........................................................      57
       Diversification Requirements for
           Variable Annuities..............................................................      58
       Ownership of the Investments........................................................      58
       Taxation of Death Benefit Proceeds..................................................      58
    Other Tax Considerations...............................................................      58
       Treatment of Charges for Optional
           Death Benefits..................................................................      58
       Penalty Tax for Premature Distribution..............................................      58
       Puerto Rico Tax Considerations......................................................      58
       Non-Resident Aliens.................................................................      59
Other Information..........................................................................      59
    The Insurance Companies................................................................      59
    Financial Statements...................................................................      60
    Distribution of Variable Annuity Contracts.............................................      60
    Conformity with State and Federal Laws.................................................      61
    Voting Rights..........................................................................      62
    Restrictions on Financial Transactions.................................................      62
    Legal Proceedings......................................................................      62
Appendix A: Condensed Financial Information for MetLife of CT Separate Account Eleven .....     A-1
Appendix B: Condensed Financial Information for MetLife of CT Separate Account Twelve .....     B-1
Appendix C: The Fixed Account..............................................................     C-1
Appendix D: Nursing Home Waiver............................................................     D-1
Appendix E: Contents of the Statement of Additional Information ...........................     E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403 or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                        SCUDDER ADVOCATE REWARDS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Eleven for Variable Annuities ("Separate Account Eleven"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve"). When we refer to the Separate Account, we are referring to either Separate Account Eleven or Separate Account Twelve, depending upon your issuing Company.



Contracts issued in your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is no longer offered to new purchasers.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in at least the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.55% for the Step-Up Death Benefit, and 1.75% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are several GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II
Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.40% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:


      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4.5% of the Purchase Payment. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment credits, and the additional expenses attributable to the credits may more than offset the amount of Purchase Payment Credit.



            For Credits issued on or after April 1, 2004 the current Purchase Payment Credit is equal to 6.0% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before April 1, 2004. For contracts issued from April 1, 2004 until the date we change or rescind this Purchase Payment Credit increase, the 6.0% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received.


      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.


      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT("GMWB" or "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. You may also purchase a version of this benefit that guarantees the periodic return of your Purchase Payments including any Purchase Payment Credits. The guarantee is subject to restrictions on withdrawals and other restrictions.


      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................                  8%(1)

(as a percentage of the Purchase Payments and any associated Purchase Payment
Credits withdrawn)

TRANSFER CHARGE.........................................                 $10(2)

(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.......................                 8%(3)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity
Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................                 $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

          YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------------------
GREATER THAN OR EQUAL TO                  BUT LESS THAN                   WITHDRAWAL CHARGE
------------------------                  -------------                   -----------------
        0 years                              3 years                             8%
        3 years                              4 years                             7%
        4 years                              5 years                             6%
        5 years                              6 years                             5%
        6 years                              7 years                             4%
        7 years                              8 years                             3%
        8 years                              9 years                             2%
        9 years+                                                                 0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

       YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------------------
GREATER THAN OR EQUAL TO                 BUT LESS THAN                   WITHDRAWAL CHARGE
------------------------                 -------------                   -----------------
         0 years                            3 years                              8%
         3 years                            4 years                              7%
         4 years                            5 years                              6%
         5 years                            6 years                              5%
         6 years                            7 years                              4%

         7 years                            8 years                              3%
         8 years                            9 years                              2%
         9 years+                                                                0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I, a 0.55% charge for GMWB I Plus, a 0.50% charge for GMWB II, a 0.65% charge for GMWB II Plus, and a 0.25% charge for GMWB III. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:



                                                                                                  STEP-UP DEATH    ROLL-UP DEATH
                                                                         STANDARD DEATH BENEFIT      BENEFIT          BENEFIT
                                                                         ----------------------   -------------    -------------
Mortality and Expense Risk Charge.....................................           1.40%                 1.55%           1.75%
Administrative Expense Charge.........................................           0.15%                 0.15%           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
SELECTED..............................................................           1.55%                 1.70%           1.90%
Optional E.S.P. Charge................................................           0.20%                 0.20%           0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.......           1.75%                 1.90%           2.10%
Optional GMAB Charge..................................................           0.40%                 0.40%           0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED.........           1.95%                 2.10%           2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..........................................................           2.15%                 2.30%           2.50%
Optional GMWB I Charge................................................           0.40%(6)              0.40%(6)        0.40%(6)
Optional GMWB I Plus Charge...........................................           0.55%(6)              0.55%(6)        0.55%(6)
Optional GMWB II Charge...............................................           0.50%(6)              0.50%(6)        0.50%(6)
Optional GMWB II Plus Charge..........................................           0.65%(6)              0.65%(6)        0.65%(6)
Optional GMWB III Charge..............................................           0.25%                 0.25%           0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.......           1.95%                 2.10%           2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS ONLY
 SELECTED.............................................................           2.10%                 2.25%           2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED......           2.05%                 2.20%           2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS ONLY
 SELECTED.............................................................           2.20%                 2.35%           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED.....           1.80%                 1.95%           2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.............................................................           2.15%                 2.30%           2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I PLUS
 SELECTED.............................................................           2.30%                 2.45%           2.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED           2.25%                 2.40%           2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II PLUS
 SELECTED.............................................................           2.40%                 2.55%           2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.............................................................           2.00%                 2.15%           2.35%

----------
(5)   GMAB and GMWB cannot both be elected.

(6) The maximum charge for GMWB I, GMWB I Plus, and GMWB II, and GMWB II Plus is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                  MINIMUM    MAXIMUM
                                                                                  -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service fees (12b-1) fees, and other expenses)           0.65%       7.01%






UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                           DISTRIBUTION                           CONTRACTUAL FEE   NET TOTAL
                                                              AND/OR                TOTAL ANNUAL      WAIVER         ANNUAL
                                              MANAGEMENT  SERVICE(12B-1)   OTHER     OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                 FEE           FEES       EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES**
----------------                              ----------  --------------  --------  ------------  ---------------  -----------
AIM VARIABLE INSURANCE FUNDS
    AIM V.I. Utilities Fund - Series I          0.60%           --          0.36%       0.96%            0.03%        0.93%(1)
CREDIT SUISSE TRUST
    Credit Suisse Trust Emerging Markets
       Portfolio                                1.25%           --          0.44%       1.69%              --         1.69%
    Credit Suisse Trust Global Small Cap
       Portfolio                                1.25%           --          0.32%       1.57%              --         1.57%
DREYFUS INVESTMENT PORTFOLIO
    Dreyfus MidCap Stock Portfolio -
       Service Shares*                          0.75%         0.25%         0.04%       1.04%              --         1.04%
DREYFUS SOCIALLY RESPONSIBLE GROWTH
       FUND, INC. - SERVICE SHARES*             0.75%         0.25%         0.06%       1.06%              --         1.06%
DWS INVESTMENTS VIT FUNDS
    DWS Equity 500 Index VIP - Class B2*        0.19%         0.25%         0.22%       0.66%            0.03%        0.63%(2)
    DWS RREEF Real Estate Securities VIP -
       Class B*                                 0.90%         0.25%         0.68%       1.83%              --         1.83%(3)
DWS VARIABLE SERIES I
    DWS Bond VIP - Class B*                     0.48%         0.25%         0.31%       1.04%              --         1.04%(4)
    DWS Capital Growth VIP - Class B*           0.46%         0.25%         0.18%       0.89%            0.03%        0.86%(5)

    DWS Global Opportunities VIP - Class B*     0.98%         0.25%         0.31%       1.54%              --         1.54%
    DWS Growth & Income VIP - Class B*          0.47%         0.25%         0.23%       0.95%            0.06%        0.89%(5)
    DWS Health Care VIP - Class B*              0.75%         0.25%         0.27%       1.27%              --         1.27%
    DWS International VIP - Class B*            0.86%         0.25%         0.30%       1.41%              --         1.41%
DWS VARIABLE SERIES II
    DWS Balanced VIP - Class B*                 0.45%         0.25%         0.21%       0.91%            0.02%        0.89%(6)(7)
    DWS Blue Chip VIP - Class B*                0.65%         0.25%         0.19%       1.09%              --         1.09%
    DWS Conservative Allocation VIP - Class
       B*                                       0.15%         0.25%         0.54%       0.94%              --         0.94%(8)
    DWS Core Fixed Income VIP - Class B*        0.60%         0.25%         0.22%       1.07%              --         1.07%
    DWS Davis Venture Value VIP - Class B*      0.94%         0.25%         0.22%       1.41%              --         1.41%
    DWS Dreman Financial Services VIP -
       Class B*                                 0.75%         0.25%         0.29%       1.29%              --         1.29%
    DWS Dreman High Return Equity VIP -
       Class B*                                 0.73%         0.25%         0.19%       1.17%              --         1.17%
    DWS Dreman Small Cap Value VIP - Class
       B*                                       0.75%         0.25%         0.19%       1.19%              --         1.19%
    DWS Global Thematic VIP - Class B*          1.00%         0.25%         0.54%       1.79%              --         1.79%
    DWS Government & Agency Securities VIP
       - Class B*                               0.55%         0.25%         0.22%       1.02%              --         1.02%
    DWS Growth Allocation VIP - Class B*        0.15%         0.25%         0.25%       0.65%              --         0.65%(8)
    DWS High Income VIP - Class B*              0.60%         0.25%         0.25%       1.10%              --         1.10%
    DWS Income Allocation VIP - Class B*        0.15%         0.25%         1.13%       1.53%              --         1.53%(8)
    DWS International Select Equity VIP -
       Class B*                                 0.75%         0.25%         0.26%       1.26%              --         1.26%(7)
    DWS Janus Growth & Income VIP - Class B*    0.75%         0.25%         0.26%       1.26%              --         1.26%(7)
    DWS Janus Growth Opportunities VIP -
       Class B*                                 0.75%         0.25%         0.25%       1.25%              --         1.25%(7)
    DWS Large Cap Value VIP - Class B*          0.75%         0.25%         0.21%       1.21%              --         1.21%
    DWS Mercury Large Cap Core VIP - Class
       B*                                       0.90%         0.25%         5.86%       7.01%              --         7.01%
    DWS MFS Strategic Value VIP - Class B*      0.95%         0.25%         0.45%       1.65%              --         1.65%(8)
    DWS Mid Cap Growth VIP - Class B*           0.75%         0.25%         0.40%       1.40%              --         1.40%
    DWS Moderate Allocation VIP - Class B*      0.15%         0.25%         0.26%       0.66%              --         0.66%
    DWS Money Market VIP - Class B*             0.46%         0.25%         0.18%       0.89%              --         0.89%
    DWS Oak Strategic Equity VIP - Class B*     0.75%         0.25%         0.35%       1.35%              --         1.35%(9)
    DWS Legg Mason Aggressive Growth VIP -
       Class B*                                 0.80%         0.25%         0.68%       1.73%              --         1.73%(10)

    DWS Small Cap Growth VIP - Class B*         0.65%         0.25%         0.22%       1.12%        0.03%        1.09%(6)
    DWS Strategic Income VIP - Class B*         0.65%         0.25%         0.35%       1.25%          --         1.25%
    DWS Technology VIP - Class B*               0.75%         0.25%         0.26%       1.26%          --         1.26%
    DWS Templeton Foreign Value VIP - Class
       B*                                       0.95%         0.25%         1.97%       3.17%          --         3.17%
    DWS Turner Mid Cap Growth VIP - Class B*    0.80%         0.25%         0.31%       1.36%          --         1.36%(9)
METROPOLITAN SERIES FUND, INC.
    MFS Total Return Portfolio -- Class B*++    0.57%         0.25%         0.16%       0.98%          --         0.98%(11)
THE ALGER AMERICAN FUND
    Alger American Leveraged AllCap
       Portfolio -- Class S*                    0.85%         0.25%         0.06%       1.16%          --         1.16%


----------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.93% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
      (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.



(2) Effective September 19, 2005, the Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.63% for Class B2 shares until April 30, 2009. Other expenses are based on estimated amounts for the current fiscal year.



(3) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.



(4) Class B shares commenced operations on May 3, 2005. Other expenses are based on estimated amounts for the current fiscal year.



(5) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Capital Growth VIP to 0.86% and DWS Growth & Income VIP to 0.89%.



(6) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of DWS Balanced VIP to 0.89% and DWS Small Cap Growth VIP to 1.09%.



(7) The management fee in the table has been restated to reflect a new management fee schedule that became effective May 2, 2005.



(8) The table describes the fees and expenses that you may pay directly if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying Portfolios in which the Portfolio is invested. These indirect fees and expenses are not reflected in the table above. The annualized estimated indirect expenses of the underlying portfolios for each Portfolio are as follows: 0.57% for the DWS Income Allocation VIP, 0.66% for the DWS Conservative Allocation VIP, 0.65% for the DWS Moderate Allocation VIP and 0.69% for the DWS Growth Allocation VIP.



(9) The management fee in the table has been restated to reflect a new management fee schedule that became effective October 1, 2005.



(10) The management fee in the table has been restated to reflect a new management fee schedule that became effective August 1, 2005.



(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and GIS cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum 1.00% charge applies in all Contract Years).



                                     IF CONTRACT IS SURRENDERED AT THE     IF CONTRACT IS NOT SURRENDERED OR
                                            END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN:
                                     ----------------------------------  -------------------------------------
FUNDING OPTION                       1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------   ------  -------  -------  --------  ------   -------   -------   --------
Underlying Fund with Maximum
Total Annual Operating Expenses....  $1,796  $ 3,649  $ 5,133  $  8,085  $  996   $ 2,849   $ 4,533   $  8,085
Underlying Fund with Minimum
Total Annual Operating Expenses....  $1,182  $ 1,954  $ 2,540  $  3,966  $  382   $ 1,154   $ 1,940   $  3,966


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Scudder Advocate Rewards Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


  The Contract is no longer available to new purchasers.The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                            MAXIMUM AGE BASED ON THE OLDEST OF THE OWNER,
DEATH BENEFIT/OPTIONAL FEATURE             JOINT OWNER, OR ANNUITANT ON THE CONTRACT DATE
------------------------------             ----------------------------------------------
Standard Death Benefit                                           80
Annual Step Up Death Benefit                                     79
5% Roll Up Death Benefit                                         75
Enhanced Stepped-Up Provision (E.S.P)                            75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS


For Contracts issued prior to April 1, 2004, for each Purchase Payment you make, we will add credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.



For Contracts issued from April 1, 2004 until the date we change or rescind the Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value as long as the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.



We reserve the right to change or rescind this Purchase Payment Credit increase for Contracts issued on or after March 31, 2006.


We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a)   you return your Contract during the right to return period;

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

      (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

NOTE: We have applied to the SEC for permission to deduct the credit from refunds made under (b) or (c) for Purchase Payment Credits added to your Contract Value. Until the permission is granted, we will not deduct Purchase Payment Credits in such circumstances. The application for exemptive relief (File No. 812-13042) was filed on July 29, 2003.

If you return your Contract during the right to return period under (a), the amount we return to you will include any investment gains on the credit during the right to return period. However, if you have investment losses on the credit during the right to return period, we will recover the original amount of the credit. When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits are not included in your Remaining Benefit Base if you elect the Guaranteed Income Solution (also called "GMWB"). Purchase Payment Credits are included in your Remaining Benefit Base if you elect the Guaranteed Income Solution Plus (also called "GMWB II). Please refer to the description of the Guaranteed Income Solution Benefits for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m., Eastern Time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each Variable Funding Option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
------                                                   ---------                            ------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Utilities Fund - Series I     The Fund's investment objective is          A I M Advisors, Inc.
                                          capital growth and current income.

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Markets Portfolio                                                                Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)

   Credit Suisse Trust Global Small       Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Cap Portfolio                                                                    Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)

DREYFUS INVESTMENT PORTFOLIO
   Dreyfus MidCap Stock Portfolio -       Seeks investment results that are           The Dreyfus Corporation
     Service Shares                       greater than the total return
                                          performance of publicly traded common
                                          stocks of medium-sized domestic
                                          companies in the aggregate, as
                                          represented by the Standard &Poor's
                                          MidCap 400 Index (S&P 400).

DREYFUS SOCIALLY RESPONSIBLE              Seeks capital growth with current           The Dreyfus Corporation
  GROWTH FUND, INC. - SERVICE             income as a secondary objective.
  SHARES
DWS INVESTMENTS VIT FUNDS
   DWS Equity 500 Index VIP - Class B2    The fund seeks to replicate, as closely     Deutsche Asset Management Inc.
                                          as possible, before the deduction of        Subadviser: Northern Trust
                                          expenses, the performance of the            Investments, Inc.
                                          Standard &Poor's 500 Composite Stock
                                          Price Index (the "S&P 500 Index"),
                                          which emphasizes stocks of large US
                                          companies.

   DWS RREEF Real Estate Securities       Seeks long-term capital appreciation        Deutsche Asset Management Inc.
     VIP - Class B                        and current income through investments
                                          in real estate securities.

DWS VARIABLE SERIES I
   DWS Bond VIP - Class B                 The portfolio seeks to maximize total       Deutsche Investment Management
                                          return consistent with preservation of      Americas Inc.
                                          capital and prudent investment              Subadviser: Deutsche Asset
                                          management, by investing for both           Management Services, Ltd.
                                          current income and capital appreciation.

   DWS Capital Growth VIP - Class B       Seeks to maximize long-term capital         Deutsche Investment Management
                                          growth through a broad and flexible         Americas Inc.
                                          investment program.

   DWS Global Opportunities VIP -         Seeks above-average capital                 Deutsche Investment Management
     Class B                              appreciation over the long-term.            Americas Inc.
   DWS Growth & Income VIP - Class B      Seeks long-term growth of capital,          Deutsche Investment Management
                                          current income and growth of income.        Americas Inc.

   DWS Health Care VIP - Class B          Under normal circumstances, the             Deutsche Investment Management
                                          portfolio seeks long-term growth of         Americas Inc.
                                          capital by investing at least 80% of
                                          total assets, plus the amount of any
                                          borrowings for investment purposes in
                                          common stocks in the health care sector.

   DWS International VIP - Class B        Seeks long-term growth of capital.          Deutsche Investment Management
                                                                                      Americas Inc.
                                                                                      Subadviser: Deutsche Asset
                                                                                      Management Services, Ltd.

DWS VARIABLE SERIES II
   DWS Balanced VIP - Class B             Seeks a high total return, a                Deutsche Investment Management
                                          combination of income and capital           Americas Inc.
                                          appreciation.                               Subadviser: Deutsche Asset
                                                                                      Management Investors Services, Ltd.

   DWS Blue Chip VIP - Class B            Seeks growth of capital and income.         Deutsche Investment Management
                                                                                      Americas Inc.

   DWS Conservative Allocation VIP -      Seeks a balance of current income and       Deutsche Investment Management
     Class B                              long-term growth of capital with an         Americas Inc.
                                          emphasis on current income. T

   DWS Core Fixed Income VIP - Class B    Seeks high current income.                  Deutsche Investment Management
                                                                                      Americas Inc.

   DWS Davis Venture Value VIP -          Seeks growth of capital.                    Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Davis Selected
                                                                                      Advisers, L.P.

   DWS Dreman Financial Services VIP      Seeks to provide long-term capital          Deutsche Investment Management
     - Class B                            appreciation.                               Americas Inc.
                                                                                      Subadviser: Dreman Value
                                                                                      Management, L.L.C.

   DWS Dreman High Return Equity VIP      Seeks a high rate of return.                Deutsche Investment Management
     - Class B                                                                        Americas Inc.
                                                                                      Subadviser: Dreman Value
                                                                                      Management, L.L.C.

   DWS Dreman Small Cap Value VIP -       Seeks long-term capital appreciation.       Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Dreman Value
                                                                                      Management, L.L.C.

   DWS Global Thematic VIP - Class B      Seeks long-term capital growth.             Deutsche Investment Management
                                                                                      Americas Inc.

   DWS Government & Agency Securities     Seeks high current income consistent        Deutsche Investment Management
     VIP - Class B                        with preservation of capital.               Americas Inc.

   DWS Growth Allocation VIP - Class B    Seeks long-term growth of capital.          Deutsche Investment Management
                                                                                      Americas Inc.

   DWS High Income VIP - Class B          Seeks to provide a high level of            Deutsche Investment Management
                                          current income.                             Americas Inc.

   DWS Income Allocation VIP - Class B    Seeks current income and secondarily        Deutsche Investment Management
                                          long-term growth of capital.                Americas Inc.

   DWS International Select Equity        Seeks capital appreciation.                 Deutsche Investment Management
     VIP - Class B                                                                    Americas Inc.
                                                                                      Subadviser: Deutsche Asset
                                                                                      Management Investments Services,
                                                                                      Ltd.

   DWS Janus Growth & Income VIP -        Seeks long-term capital growth and          Deutsche Investment Management
     Class B                              current income.                             Americas Inc.
                                                                                      Subadviser: Janus Capital
                                                                                      Management, LLC

   DWS Janus Growth Opportunities VIP     Seeks long-term growth of capital in a      Deutsche Investment Management
     - Class B                            manner consistent with the preservation     Americas Inc.
                                          of capital.                                 Subadviser: Janus Capital
                                                                                      Management, LLC

   DWS Large Cap Value VIP - Class B      Seeks a high rate of total return.          Deutsche Investment Management
                                                                                      Americas Inc.
   DWS Mercury Large Cap Core VIP -       Seeks long-term capital growth.             Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Fund Asset
                                                                                      Management, L.P.

   DWS MFS(R) Strategic Value VIP -       Seeks to provide capital appreciation.      Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Massachusetts
                                                                                      Financial Services Company

   DWS Mid Cap Growth VIP - Class B       The portfolio seeks capital                 Deutsche Investment Management
                                          appreciation through the use of             Americas Inc.
                                          aggressive investment techniques.

   DWS Moderate Allocation VIP -          Seeks a balance of long-term growth of      Deutsche Investment Management
     Class B                              capital and current income with an          Americas Inc.
                                          emphasis on growth of capital.

   DWS Money Market VIP - Class B         Seeks to maintain stability of capital      Deutsche Investment Management
                                          and, consistent therewith, to maintain      Americas Inc.
                                          the liquidity of capital and to provide
                                          current income.

   DWS Oak Strategic Equity VIP -         Seeks long-term capital growth.             Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Oak Associates, Ltd.

   DWS Legg Mason Aggressive Growth VIP   Seeks long-term capital growth.             Deutsche Investment Management
     - Class B                                                                        Americas Inc.
                                                                                      Subadviser: INVESCO

   DWS Small Cap Growth VIP - Class B     Seeks maximum appreciation of               Deutsche Investment Management
                                          investors' capital.                         Americas Inc.

   DWS Strategic Income VIP - Class B     Seeks high current income.                  Deutsche Investment Management
                                                                                      Americas Inc.

   DWS Technology VIP - Class B           Seeks growth of capital.                    Deutsche Investment Management
                                                                                      Americas Inc.

   DWS Templeton Foreign Value VIP -      Seeks long-term capital growth.             Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Templeton Investment
                                                                                      Counsel, LLC

   DWS Turner Mid Cap Growth VIP -        Seeks capital appreciation.                 Deutsche Investment Management
     Class B                                                                          Americas Inc.
                                                                                      Subadviser: Turner Investment
                                                                                      Partners, Inc.

METROPOLITAN SERIES FUND, INC.
   MFS Total Return Portfolio -           Seeks a favorable total return through      MetLife Advisers, LLC
     Class B                              investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company

THE ALGER AMERICAN FUND
   Alger American Leveraged AllCap        Seeks long-term capital appreciation.       Fred Alger Management, Inc.
     Portfolio - Class S



++Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



UNDERLYING FUND NAME CHANGES



                    FORMER NAME                                       NEW NAME
                    -----------                                       --------
SCUDDER INVESTMENTS VIT FUNDS                         DWS INVESTMENTS VIT FUNDS
   Scudder VIT Equity 500 Index Fund                     DWS Equity 500 Index VIP
   Scudder Real Estate Securities Portfolio              DWS RREEF Real Estate Securities VIP
SCUDDER VARIABLE SERIES I                             DWS VARIABLE SERIES I
   Bond Portfolio                                        DWS Bond VIP
   Capital Growth Portfolio                              DWS Capital Growth VIP
   Global Discovery Portfolio                            DWS Global Opportunities VIP
   Growth and Income Portfolio                           DWS Growth & Income VIP
   Health Sciences Portfolio                             DWS Health Care VIP
   International Portfolio                               DWS International VIP
SCUDDER VARIABLE SERIES II                            DWS VARIABLE SERIES II
   Scudder Blue Chip Portfolio                           DWS Blue Chip VIP
   Scudder Conservative Income Strategy Portfolio        DWS Income Allocation VIP
   Scudder Fixed Income Portfolio                        DWS Core Fixed Income VIP
   Scudder Global Blue Chip Portfolio                    DWS Global Thematic VIP
   Scudder Government & Agency Securities Portfolio      DWS Government & Agency Securities VIP
   Scudder Growth & Income Strategy Portfolio            DWS Moderate Allocation VIP
   Scudder Growth Strategy Portfolio                     DWS Growth Allocation VIP
   Scudder High Income Portfolio                         DWS High Income VIP
   Scudder Income & Growth Strategy Portfolio            DWS Conservative Allocation VIP
   Scudder International Select Equity Portfolio         DWS International Select Equity VIP
   Scudder Large Cap Value Portfolio                     DWS Large Cap Value VIP
   Scudder Mercury Large Cap Core Portfolio              DWS Mercury Large Cap Core VIP
   Scudder Mid Cap Growth Portfolio                      DWS Mid Cap Growth VIP
   Scudder Money Market Portfolio                        DWS Money Market VIP
   Scudder Salomon Aggressive Growth Portfolio           DWS Legg Mason Aggressive Growth VIP
   Scudder Small Cap Growth Portfolio                    DWS Small Cap Growth VIP
   Scudder Strategic Income Portfolio                    DWS Strategic Income VIP
   Scudder Technology Growth Portfolio                   DWS Technology VIP
   Scudder Templeton Foreign Value Portfolio             DWS Templeton Foreign Value VIP
   Scudder Total Return Portfolio                        DWS Balanced VIP
   SVS Davis Venture Value Portfolio                     DWS Davis Venture Value VIP
   SVS Dreman Financial Services Portfolio               DWS Dreman Financial Services VIP
   SVS Dreman High Return Equity Portfolio               DWS Dreman High Return Equity VIP
   SVS Dreman Small Cap Value Portfolio                  DWS Dreman Small Cap Value VIP
   SVS Janus Growth and Income Portfolio                 DWS Janus Growth & Income VIP
   SVS Janus Growth Opportunities Portfolio              DWS Janus Growth Opportunities VIP
   SVS MFS Strategic Value Portfolio                     DWS MFS Strategic Value VIP
   SVS Oak Strategic Equity Portfolio                    DWS Oak Strategic Equity VIP
   SVS Turner Mid Cap Growth Portfolio                   DWS Turner Mid Cap Growth VIP



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



      FORMER UNDERLYING FUND                               NEW UNDERLYING FUND
      ----------------------                               -------------------
THE ALGER AMERICAN FUND                               METROPOLITAN SERIES FUND, INC.
  Alger American Balanced Portfolio                     MFS Total Return Portfolio

                                  FIXED ACCOUNT


We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:


      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

        YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------------------
GREATER THAN OR EQUAL TO                BUT LESS THAN                   WITHDRAWAL CHARGE
------------------------                -------------                   -----------------
        0 years                            3 years                              8%
        3 years                            4 years                              7%
        4 years                            5 years                              6%
        5 years                            6 years                              5%
        6 years                            7 years                              4%
        7 years                            8 years                              3%
        8 years                            9 years                              2%
        9 years+                                                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving) or

      -     under the Managed Distribution Program or

      - under the Nursing Home Confinement provision (as described in Appendix B)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments and any associated Purchase Payment Credits that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:


      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15 % of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge equals 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is 1.55% annually. If you choose the Roll-Up Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

        YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------------------
GREATER THAN OR EQUAL TO                 BUT LESS THAN                  WITHDRAWAL CHARGE
------------------------                 -------------                  -----------------
        0 years                             3 years                             8%
        3 years                             4 years                             7%
        4 years                             5 years                             6%
        5 years                             6 years                             5%
        6 years                             7 years                             4%
        7 years                             8 years                             3%
        8 years                             9 years                             2%
        9 years+                                                                0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED INCOME SOLUTION BENEFIT ("GMWB") CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB I Plus: 0.55%; GMWB II: 0.50%; GMWB II Plus: 0.65%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.40% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Credit Suisse Trust Emerging Markets Portfolio, Credit Suisse Trust Global Small Cap Portfolio, DWS High Income VIP, DWS Global Opportunities VIP, DWS International VIP, DWS International Select Equity VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP, DWS Templeton Foreign Value VIP and DWS Dreman Small-Cap Value VIP (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals upon 30 days' written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


      -     the death benefit will not be payable upon the Annuitant's death



      -     the Contingent Annuitant becomes the Annuitant



      -     all other rights and benefits will continue in effect


When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      -     Standard Death Benefit

      -     Annual Step-Up Death Benefit

      -     Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions. There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date, or

      (2)   your Adjusted Purchase Payment, described below*

ANNUAL STEP-UP DEATH BENEFIT: We will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1)   your Contract Value on the Death Report Date,

      (2)   your Adjusted Purchase Payment described below or*

      (3)   the Step-Up Value, if any, as described below

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death              - the Contract Value on the Death Report Date
benefit will be the greatest of:                            - your adjusted Purchase Payment, described below*
                                                            - the Step-Up Value, if any, described below or
                                                            - the Roll-Up Death Benefit Value, described below; or

If the Annuitant dies on or after age 80, the               - the Contract Value on the Death Report Date
death benefit will be the greatest of:                      - your adjusted Purchase Payment, described below;*
                                                            - the Step-Up Value, if any, as described below or
                                                            - the Roll-Up Death Benefit Value, described
                                                              below, on the Annuitant's 80th birthday, plus
                                                              any additional Purchase Payments and minus
                                                              any partial surrender reductions (as described
                                                              below) that occur after the Annuitant's 80th
                                                              birthday


* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a

Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of the Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below.

ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. Purchase Payment Credits are not considered Purchase Payments. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b)   is any Purchase Payment made during the previous Contract Year

      (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made since the previous Contract Date anniversary

      (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new Step-Up Value would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new adjusted Purchase Payment would be $50,000-$16,666, or $33,334.


STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit value (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$55,000) = $9,090



Your new Step-Up Value would be $50,000-$9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


      $50,000 x ($10,000/$30,000) = $16,666



Your new Step-Up Value would be $50,000-$16,666, or $33,334.


ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      $50,000 x ($10,000/$55,000) = $9,090


You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/30,000) = 16,666


Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


                                                                                                 MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
 UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                UNLESS. . .                    APPLY*
-------------------------      ---------------------     ---------------------------------      -------------
OWNER (WHO IS NOT THE          The beneficiary(ies),     Unless, the beneficiary elects to           Yes
ANNUITANT) (WITH NO JOINT      or if none, to the        continue the Contract rather
OWNER)                         Contract Owner's          than receive the distribution.
                               estate.
OWNER (WHO IS THE              The beneficiary(ies),     Unless, the beneficiary elects to           Yes
ANNUITANT) (WITH NO JOINT      or if none, to the        continue the Contract rather
OWNER)                         Contract Owner's          than receive the distribution.
                               estate.
NON-SPOUSAL JOINT OWNER        The surviving joint                                                   Yes
(WHO IS NOT THE ANNUITANT)     owner.

                                                                                                 MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
 UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                UNLESS. . .                    APPLY*
-------------------------      ---------------------     ---------------------------------      -------------
NON-SPOUSAL JOINT OWNER        The beneficiary(ies),     Unless the beneficiary elects to       Yes
(WHO IS THE ANNUITANT)         or if none, to the        continue the Contract rather
                               surviving joint owner.    than receive the distribution.

SPOUSAL JOINT OWNER (WHO IS    The surviving joint       Unless the spouse elects to            Yes
NOT THE ANNUITANT)             owner.                    continue the Contract.

SPOUSAL JOINT OWNER (WHO IS    The beneficiary(ies),     Unless the spouse elects to            Yes
THE ANNUITANT)                 or if none, to the        continue the Contract.
                               surviving joint owner.
                                                         A spouse who is not the
                                                         beneficiary may decline to
                                                         receive the proceeds and
                                                         instruct the company to pay
                                                         the beneficiary who may elect
                                                         to continue the Contract.

ANNUITANT (WHO IS NOT THE      The beneficiary(ies),     Unless the beneficiary elects to       Yes
CONTRACT OWNER)                or if none, to the        continue the Contract rather
                               Contract Owner            than receive the distribution.

                                                         But if, there is a Contingent
                                                         Annuitant, then the Contingent
                                                         Annuitant becomes the
                                                         Annuitant and the Contract
                                                         continues in effect (generally
                                                         using the original Maturity
                                                         Date). The proceeds will then
                                                         be paid upon the death of the
                                                         Contingent Annuitant or owner.
ANNUITANT (WHO IS THE          See death of "owner                                              Yes
CONTRACT OWNER)                who is the
                               Annuitant" above.

ANNUITANT (WHERE OWNER IS A    The beneficiary (ies)                                            Yes (Death of
NON-NATURAL ENTITY/TRUST)      (or if none, to the                                              Annuitant is
                               owner.                                                           treated as death
                                                                                                of the owner in
                                                                                                these
                                                                                                circumstances.)

CONTINGENT ANNUITANT           No death proceeds                                                N/A
(ASSUMING ANNUITANT IS STILL   are payable;
ALIVE)                         Contract continues.

BENEFICIARY                    No death proceeds                                                N/A
                               are payable;
                               Contract continues.

CONTINGENT BENEFICIARY         No death proceeds                                                N/A
                               are payable;
                               Contract continues.


                               QUALIFIED CONTRACTS

                                                                                                 MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
 UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                UNLESS. . .                    APPLY*
-------------------------      ---------------------     ---------------------------------      -------------
OWNER/ANNUITANT                The beneficiary (ies),    Unless the beneficiary elects to       Yes
                               or if none, to the        continue the Contract rather
                               Contract Owner's          than receive a distribution.
                               estate.

BENEFICIARY                    No death proceeds                                                N/A
                               are payable;
                               Contract continues.

                                                                                                 MANDATORY
BEFORE THE MATURITY DATE,        THE COMPANY WILL                                               PAYOUT RULES
 UPON THE DEATH OF THE          PAY THE PROCEEDS TO:                UNLESS. . .                    APPLY*
-------------------------      ---------------------     ---------------------------------      -------------
CONTINGENT BENEFICIARY         No death proceeds                                                N/A
                               are payable;
                               Contract continues.

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers several different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The GMWB riders described in this prospectus are called "GMWB I", "GMWB I Plus", "GMWB II", "GMWB II Plus", and "GMWB III". The availability of each rider is shown below.

                              AVAILABLE GMWB RIDERS


NAME OF              GMWB I         GMWB I PLUS         GMWB II         GMWB II PLUS        GMWB III
RIDER:
------------      -------------    -------------    ---------------   ---------------    ---------------
ALSO CALLED:       Guaranteed       Guaranteed        Guaranteed        Guaranteed          Guaranteed
                     Income           Income            Income            Income              Income
                    Solution       Solution Plus       Solution        Solution Plus      Solution Value

AVAILABILITY:     Not available    Available if     Available on or      No longer       Available on or
                  for purchase     approved in      after March 21,      available.      after March 21,
                   on or after      your state.         2005 if                             2005 if
                    March 21,                         approved in                          approved in
                  2005, unless                         your state                          your state.
                   GMWB II is
                      not
                   approved in
                   your state


The primary difference between GMWB I and GMWB I Plus, and the primary difference between GMWB II and GMWB II Plus, is the manner in which we treat Purchase Payment Credits. GMWB I and GMWB II exclude Purchase Payment Credits from the guarantees provided under the benefit, whereas GMWB I Plus and GMWB II Plus include Purchase Payment Credits within the guarantees provided under the benefit. The charges for GMWB I Plus and GMWB II Plus are higher than the charges for GMWB I and GMWB II. You should consider whether the additional cost for GMWB I Plus or GMWB II Plus are appropriate for you based on the additional guarantees provided under those benefits.

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount that is guaranteed is called the "remaining benefit base" or "RBB."

If you elect GMWB I, GMWB II, or GMWB III, your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. If you elect GMWB I Plus or GMWB II Plus, the initial RBB includes Purchase Payment Credits.

The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                          GMWB I AND       GMWB II AND
                                                          GMWB I PLUS      GMWB II PLUS      GMWB III
                                                         -------------    --------------    -----------
If you make your first withdrawal before the 3rd
   anniversary after you purchase GMWB:................    5% of RBB         5% of RBB      5% of RBB
If you make your first withdrawal after the 3rd
   anniversary after you purchase GMWB:................   10% of RBB        10% of RBB      5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase

Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

If you purchase GMWB I Plus or GMWB II Plus, after each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment and any associated Purchase Payment Credits. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments and any Purchase Payment Credits into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II, GMWB II PLUS, OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB II Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I OR GMWB I PLUS:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal. If you purchase GMWB I Plus, we do not subtract any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                               ASSUMES 15% GAIN ON INVESTMENT                           ASSUMES 15% LOSS ON INVESTMENT
                       --------------------------------------------------    -----------------------------------------------------
                       CONTRACT                                               CONTRACT
                        VALUE             RBB                 AWB (5%)         VALUE              RBB                   AWB (5%)
                       --------    ------------------    ----------------    ----------     ------------------     ----------------
VALUES AS OF
INITIAL GMWB
PURCHASE               $106,000         $100,000              $5,000         $106,000            $100,000              $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL          $121,900         $100,000              $5,000          $90,100            $100,000              $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           (5,000 X (1-         N/A              (100,000            (5,000 X (1-
REDUCTION                          X 10,000/121,900)=    90,000/100,000)=                    X 10,000/90,100)=      88,901/100,000)
                                         8,203                 500                                $11,099               = $555
GREATER OF PWR OR                       $10,000                                                   $11,099
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,203)                                          (11,099>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000         $10,000               $500            $10,000            $11,099                  $555
VALUE IMMEDIATELY
AFTER WITHDRAWAL       $111,900         $90,000              $4,500           $80,100            $88,901                 $4,445

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                ASSUMES 15% GAIN ON INVESTMENT                            ASSUMES 15% LOSS ON INVESTMENT
                       ----------------------------------------------------   ------------------------------------------------------
                       CONTRACT                                                CONTRACT
                        VALUE              RBB                 AWB (5%)         VALUE               RBB                AWB (5%)
                       --------    -------------------    -----------------   -----------    -------------------   ----------------
VALUES AS OF
INITIAL GMWB
PURCHASE               $106,000        $100,000               $5,000           $106,000          $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL          $121,900        $100,000               $5,000            $90,100          $100,000             $5,000
IMMEDIATELY AFTER      $111,900         91,797                $4,590            $80,100           $88,901             $4,445
WITHDRAWAL
                                   [100,000 - (100,000    [5,000 - (5,000 X                  [100,000 - (100,000       [5,000 X
                                   X 10,000/121,900)]     91,797/100,000)]                    X 10,000/90,100)]    (88,901/100,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000         $8,203                  $410            $10,000            $11,099              $555

                       WITHDRAWAL EXAMPLE FOR GMWB I PLUS

                                ASSUMES 15% GAIN ON INVESTMENT                            ASSUMES 15% LOSS ON INVESTMENT
                       -----------------------------------------------------  ------------------------------------------------------
                       CONTRACT                                                CONTRACT
                        VALUE              RBB                 AWB (5%)         VALUE               RBB                AWB (5%)
                       --------    -------------------    ------------------  -----------    -------------------   ----------------
VALUES AS OF
CONTRACT DATE          $106,000         $106,000               $5,300           $106,000          $106,000              $5,300
IMMEDIATELY
PRIOR TO
WITHDRAWAL,
CONTRACT YEAR
TWO                    $121,900         $106,000               $5,300            $90,100          $106,000              $5,300
                                         $97,304
                                                               $4,865                             $ 94,235              $4,712
IMMEDIATELY
AFTER WITHDRAWAL,                      [106,000-
CONTRACT YEAR                          (106,000 X         [5,300 - (5,300 X                  [106,000 - (106,000   [5,300 - (5,300 X
TWO                    $111,900     10,000/121,900)]       10,000/121,900)]]     $80,100      X 10,000/90,100)]     10,000/90,100)]
CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                 $435             $10,000           $11,765                $588

                       WITHDRAWAL EXAMPLE FOR GMWB II PLUS

                                ASSUMES 15% GAIN ON INVESTMENT                            ASSUMES 15% LOSS ON INVESTMENT
                       -----------------------------------------------------  ------------------------------------------------------
                       CONTRACT                                                CONTRACT
                        VALUE              RBB                 AWB (5%)         VALUE               RBB                AWB (5%)
                       --------    -------------------    ------------------  -----------    -------------------   -----------------
VALUES AS OF
INITIAL GMWB
PURCHASE               $106,000         $106,000                $5,300          $106,000          $106,000             $5,300
IMMEDIATELY PRIOR
TO WITHDRAWAL          $121,900         $106,000                $5,300           $90,100          $106,000             $5,300
PARTIAL WITHDRAWAL        N/A            (106,000             (5,300 X (1-         N/A            (106,000           (5,300 X (1-
REDUCTION                           X 10,000/121,900)=     96,000/106,000)=                   X 10,000/90,100)=     94,235/106,000)
                                         8,696                    500                             $11,765              = $588
GREATER OF PWR OR                        $10,000                                                  $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                     (10,000>8,696)                                           (11,765>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL       $10,000          $10,000                 $500            $10,000            $11,765             $588

(PARTIAL
SURRENDER
REDUCTION)
VALUE IMMEDIATELY
AFTER WITHDRAWAL       $111,900         $96,000                  $4,800          $80,100             $94,235            $4,712

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II, GMWB II Plus, or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II, GMWB II Plus, and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9,

            Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I, GMW I PLUS, GMWB II, AND GWMB II PLUS ONLY) If you select GMWB I, GMWB I Plus, GMWB II, or GMWB II Plus, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you purchase GMWB I Plus or GMWB II Plus, we will not subtract any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II or GMWB II Plus.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II, GMWB II PLUS, AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                                             GMWB I               GMWB II
                                                                   GMWB I     PLUS     GMWB II      PLUS     GMWB III
                                                                   ------    ------    -------    -------    --------
Current Annual Charge..........................................     0.40%     0.55%      0.50%      0.65%     0.25%
Maximum Annual Charge After a Reset............................     1.00%     1.00%      1.00%      1.00%      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II, GMWB II Plus, or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:


      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



      - The total annual payment amount will equal the AWB and will never exceed your RBB, and



      - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN THE GMWB RIDERS

The following chart may help you decide which version of GMWB is best for you.

                   GMWB I        GMWB I PLUS       GMWB II      GMWB II PLUS     GMWB III
                -------------   -------------   -------------   -------------   ------------
AWB             5% of RBB if    5% of RBB if    5% of RBB if    5% of RBB if    5% of RBB if
                    first           first           first           first
                 withdrawal      withdrawal      withdrawal      withdrawal
                 before 3rd      before 3rd      before 3rd      before 3rd
                 anniversary     anniversary     anniversary     anniversary
                10% of RBB if   10% of RBB if   10% of RBB if   10% of RBB if
                    first           first           first           first
                 withdrawal      withdrawal      withdrawal      withdrawal
                 after 3rd       after 3rd       after 3rd       after 3rd
                 anniversary     anniversary     anniversary     anniversary

ANNUAL CHARGE        0.40%           0.55%          0.50%           0.65%           0.25%

RESET                Yes             Yes             Yes             Yes             No

CAN I CANCEL          No              No         Yes, after      Yes, after      Yes, after
MY GMWB?                                           the 5th         the 5th         the 5th
                                                 anniversary     anniversary     anniversary
                                                   of GMWB         of GMWB         of GMWB
                                                  purchase        purchase        purchase

ARE PURCHASE          No             Yes             No              Yes             No
PAYMENT
CREDITS
INCLUDED AS
PART OF THE
GUARANTEE
(THE RBB)?

INVESTMENT            No              No             Yes             Yes            Yes
RESTRICTIONS

WAIVER OF             No              No             Yes             Yes            Yes
RECALCULATION
OF AWB FOR
DISTRIBUTIONS
FROM TAX-
QUALIFIED
PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider (Guaranteed Income Solution) offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


         If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

               EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                          INCREASING CONTRACT VALUE                         DECLINING CONTRACT VALUE
                              -----------------------------------------------    ---------------------------------------------
                                                   BASE                                             BASE
                                                CALCULATION                                       CALCULATION
                              CONTRACT VALUE      AMOUNT        BENEFIT BASE     CONTRACT VALUE     AMOUNT       BENEFIT BASE
                              --------------    -----------    --------------    --------------   -----------   --------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                  $ 106,000        $ 100,000     Not Applicable      $ 106,000       $ 100,000    Not Applicable

VALUE AS OF RIDER MATURITY
DATE                            $ 121,900        $ 100,000       $ 100,000         $  90,100       $ 100,000      $ 100,000

AMOUNT APPLIED TO CONTRACT
VALUE DUE TO GMAB RIDER                          $       0(1)                                      $   9,900(2)

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                            ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS        ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                           -----------------------------------------------    -----------------------------------------------
                                                                  BASE                                               BASE
                                                PURCHASE       CALCULATION                          PURCHASE      CALCULATION
                           CONTRACT VALUE        PAYMENT         AMOUNT       CONTRACT VALUE         PAYMENT        AMOUNT
                           --------------    --------------    -----------    --------------     --------------   -----------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE               $ 106,000          $ 100,000       $ 100,000      $ 106,000          $ 100,000        $ 100,000

VALUE BEFORE ADDITIONAL
PURCHASE PAYMENT             $ 120,000       Not Applicable     $ 100,000      $ 120,000         Not Applicable    $ 100,000

VALUE AFTER ADDITIONAL
PURCHASE PAYMENT             $ 130,600          $  10,000       $ 110,000      $ 130,600          $  10,000        $ 100,000

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                      ASSUMING INCREASING CONTRACT VALUE
                          --------------------------------------------------------------------------------------------
                                                                                                     REDUCTION TO BASE
                          CONTRACT     BASE CALCULATION    PARTIAL WITHDRAWAL   PARTIAL SURRENDER       CALCULATION
                            VALUE          AMOUNT                AMOUNT             REDUCTION              AMOUNT
                          ---------    ----------------    ------------------   -----------------    -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE            $ 106,000       $  100,000         Not Applicable      Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                $ 121,900       $  100,000         Not Applicable      Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                  (100,000 x
FOLLOWING PARTIAL                                                                10,000/121,900)
WITHDRAWAL                $ 111,900       $   90,000            $ 10,000            $   8,203            $  10,000

                                                       ASSUMING DECLINING CONTRACT VALUE
                          --------------------------------------------------------------------------------------------
                                                                                                     REDUCTION TO BASE
                          CONTRACT     BASE CALCULATION    PARTIAL WITHDRAWAL   PARTIAL SURRENDER       CALCULATION
                            VALUE          AMOUNT                AMOUNT             REDUCTION              AMOUNT
                          ---------    ----------------    ------------------   -----------------    -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE            $ 106,000       $  100,000          Not Applicable      Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                $  90,100       $  100,000          Not Applicable      Not Applicable       Not Applicable

VALUE IMMEDIATELY                                                                  (100,000 x
FOLLOWING PARTIAL                                                                 10,000/90,100)
WITHDRAWAL                $  80,100       $   88,901            $ 10,000            $  11,099            $  11,099

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING


If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts. Specifically, you will be required to allocate 100% of your Contract Value amongst the Permitted Subaccounts listed below. Four of the Permitted Subaccounts (DWS Income Allocation VIP, DWS Conservative Allocation VIP, DWS Moderate Allocation VIP, and DWS Growth Allocation VIP) invest in Underlying Funds that invest in other Underlying Funds offered under the Contract across a range of asset classes, utilizing a wide variety of securities and investment styles. Please refer to the section of the Prospectus entitled "The Variable Funding Options" for a description of the investment objective and strategy for each these Subaccounts.


                              PERMITTED SUBACCOUNTS


                  DWS VARIABLE SERIES II
                  DWS Income Allocation VIP -- Class B
                  DWS Conservative Allocation VIP-- Cass B
                  DWS Moderate Allocation VIP -- Class B
                  DWS Growth VIP -- Class B
                  DWS Money Market VIP -- Class B


We do not impose any limitation or restriction on your right to make transfers between the Permitted Subaccounts or to allocate Purchase Payments to the Permitted Subaccounts. However, any request to transfer Contract Value or allocate Purchase Payments to a Subaccount that is not a Permitted Subaccount will be rejected. You will be required to submit a new transfer request or allocation instructions that only includes one or more of the Permissible Subaccounts. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the Permitted Subaccount limitations.

We may name additional Subaccounts as Permitted Subaccounts or may impose allocation limits on the amount of Contract Value that you can allocate to a Permitted Subaccount. Any such change will only apply to Contract Owners who elect the GMAB Rider after the effective date of the change. However, for existing Contract Owners, we may apply any new investment limitation on transfers and subsequent Purchase Payments.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Permitted Subaccounts and the allocation percentages for each Permitted Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Permitted Subaccounts.

Rebalancing: We may require rebalancing of your Contract Value according to the current personal allocation profile that you specify for the Permissible Subaccounts. If we require rebalancing, we will rebalance your Contract Value in each Permissible Subaccount that you elected according to the relative proportions indicated in your personal allocation profile.

GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider (Guaranteed Income Solution). You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.


      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider (Guaranteed Income Solution) that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.40% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday for Non-qualified Contracts and the Annuitant's 70th birthday for Qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity", except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the

Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Eleven and Separate Account Twelve, respectively. References to "Separate Account" refer either to Separate Account Eleven or Separate Account Twelve, depending on the issuer of your Contract. Both Separate Account Eleven and Separate Account Twelve were established on November 14, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Eleven and Separate Account Twelve for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or Guaranteed Income Solution. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).


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STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including


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withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be


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


effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution


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


under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (if available with your Contract): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


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TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the


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


particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



                                OTHER INFORMATION


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contract to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.




These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with its affiliates Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.




The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which are offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.





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CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------     -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.300             1.496             274,290
                                                               2004        1.069             1.300              63,769
                                                               2003        1.000             1.069                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.626             2.049             387,783
                                                               2004        1.322             1.626              36,384
                                                               2003        1.000             1.322                  --

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.442             1.649              49,889
                                                               2004        1.241             1.442               1,513
                                                               2003        1.000             1.241                  --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.321             1.417             488,059
                                                               2004        1.174             1.321             278,865
                                                               2003        1.000             1.174                  --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.177             1.197              14,621
                                                               2004        1.128             1.177                  --
                                                               2003        1.000             1.128                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.501             1.646             493,472
                                                               2004        1.166             1.501             359,796
                                                               2003        1.000             1.166                  --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000             1.007             320,368

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.231             1.122                  --
                                                               2004        1.130             1.231               3,236
                                                               2003        1.000             1.130                  --

   Capital Growth Portfolio - Class B (8/03)                   2005        1.184             1.265             186,742
                                                               2004        1.118             1.184              47,547
                                                               2003        1.000             1.118                  --

   Global Discovery Portfolio - Class B (10/03)                2005        1.523             1.770             134,485
                                                               2004        1.256             1.523              11,665
                                                               2003        1.000             1.256                  --

   Growth and Income Portfolio - Class B (7/03)                2005        1.222             1.272             389,128
                                                               2004        1.130             1.222             281,014
                                                               2003        1.000             1.130                  --

   Health Sciences Portfolio - Class B (7/03)                  2005        1.210             1.287             124,387
                                                               2004        1.125             1.210              48,256
                                                               2003        1.000             1.125                  --

   International Portfolio - Class B (7/03)                    2005        1.359             1.548             155,586
                                                               2004        1.187             1.359              82,608
                                                               2003        1.000             1.187                  --

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000             0.997                 528

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.318             1.423             532,623
                                                               2004        1.158             1.318             197,758
                                                               2003        1.000             1.158                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------     -------------     ---------------
Scudder Conservative Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.043             1.063              707,558
                                                            2004        1.010             1.043               88,460

Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.015             1.018              856,557
                                                            2004        0.991             1.015              667,179
                                                            2003        1.000             0.991                   --

Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.332             1.606              190,891
                                                            2004        1.183             1.332               58,679
                                                            2003        1.000             1.183                   --

Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                    2005        1.015             1.022               95,994
                                                            2004        0.998             1.015              136,757
                                                            2003        1.000             0.998                   --

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.078             1.115            1,246,515
                                                            2004        1.013             1.078               90,848

Scudder Growth Portfolio - Class B (8/03)                   2005        1.146             1.103                   --
                                                            2004        1.111             1.146               33,924
                                                            2003        1.000             1.111                   --

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.097             1.145            2,076,899
                                                            2004        1.017             1.097            1,056,279

Scudder High Income Portfolio - Class B (7/03)              2005        1.207             1.229              965,262
                                                            2004        1.094             1.207              247,661
                                                            2003        1.000             1.094                   --

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                      2005        1.060             1.089              649,337
                                                            2004        1.010             1.060               38,576

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.407             1.579              105,945
                                                            2004        1.212             1.407               77,487

                         2003        1.000             1.212                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
-------------------------------------------------------     ----    -------------     -------------     ---------------
Scudder Mercury Large Cap Core Portfolio (12/04)            2005        1.037             1.153              52,496

Scudder Mid-Cap Growth Portfolio - Class B (12/03)          2005        1.191             1.344              89,991
                                                            2004        1.167             1.191              57,968
                                                            2003        1.000             1.167                  --

Scudder Money Market Portfolio - Class B (8/03)             2005        0.982             0.991           1,242,225
                                                            2004        0.992             0.982             871,384
                                                            2003        1.000             0.992              52,385

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.293             1.441              75,313
                                                            2004        1.178             1.293              17,966
                                                            2003        1.000             1.178                  --

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.235             1.298             157,213
                                                            2004        1.135             1.235              52,869
                                                            2003        1.000             1.135                  --

Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.052             1.056             814,089
                                                            2004        0.987             1.052             159,072
                                                            2003        1.000             0.987                  --

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.217             1.238              92,981
                                                            2004        1.218             1.217                 998
                                                            2003        1.000             1.218                  --

Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.054             1.135              42,782
                                                            2004        1.000             1.054                  --

Scudder Total Return Portfolio - Class B (7/03)             2005        1.116             1.142             209,554
                                                            2004        1.066             1.116             114,599
                                                            2003        1.000             1.066                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------     -------------     ---------------
SVS Davis Venture Value Portfolio - Class B (7/03)             2005        1.273             1.369             748,618
                                                               2004        1.161             1.273             333,537
                                                               2003        1.000             1.161                  --

SVS Dreman Financial Services Portfolio - Class B (8/03)       2005        1.243             1.218             322,162
                                                               2004        1.132             1.243             150,927
                                                               2003        1.000             1.132                  --

SVS Dreman High Return Equity Portfolio - Class B (8/03)       2005        1.304             1.380           1,795,088
                                                               2004        1.165             1.304             974,299
                                                               2003        1.000             1.165                  --

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.542             1.667             762,734
                                                               2004        1.247             1.542             292,978
                                                               2003        1.000             1.247                  --

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                         2005        1.120             1.024                  --
                                                               2004        1.120             1.120              59,526
                                                               2003        1.000             1.120                  --

SVS Focus Value & Growth Portfolio - Class B (10/03)           2005        1.267             1.185                  --
                                                               2004        1.160             1.267              16,996
                                                               2003        1.000             1.160                  --

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)      2005        1.258             1.258             259,854
                                                               2004        1.165             1.258             220,709
                                                               2003        1.000             1.165                  --

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.229             1.252                  --
                                                               2004        1.135             1.229             193,885
                                                               2003        1.000             1.135                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
   SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.227             1.350             121,689
                                                               2004        1.122             1.227              52,580
                                                               2003        1.000             1.122                  --

   SVS Janus Growth Opportunities Portfolio - Class B
   (10/03)                                                     2005        1.229             1.297              63,475
                                                               2004        1.113             1.229              12,619
                                                               2003        1.000             1.113                  --

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.300             1.272             254,176
                                                               2004        1.124             1.300             247,053
                                                               2003        1.000             1.124                  --

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.188             1.117             262,507
                                                               2004        1.196             1.188              81,031
                                                               2003        1.000             1.196                  --

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.324             1.450             114,103
                                                               2004        1.215             1.324              78,405
                                                               2003        1.000             1.215                  --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.093             1.164             513,293
                                                               2004        1.065             1.093             477,828
                                                               2003        1.000             1.065              25,808

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.194             1.342             206,341
                                                               2004        1.124             1.194              88,121
                                                               2003        1.000             1.124                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.75%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.000             1.107                --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.000             1.213                --

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.000             1.118                --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.000             1.067                --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.000             1.020                --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.000             1.130                --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000             1.004                --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.000             0.906                --

   Capital Growth Portfolio - Class B (8/03)                   2005        1.000             1.063                --

   Global Discovery Portfolio - Class B (10/03)                2005        1.000             1.129                --

   Growth and Income Portfolio - Class B (7/03)                2005        1.000             1.032                --

   Health Sciences Portfolio - Class B (7/03)                  2005        1.000             1.075                --

   International Portfolio - Class B (7/03)                    2005        1.000             1.128                --

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000             0.991                --

Scudder Variable Series II

Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.000             1.070                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Conservative Income Strategy Portfolio - Class B    2005        1.000             1.003              --
(9/04)

Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.000             0.982              --

Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.000             1.179              --

Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                    2005        1.000             0.991              --

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.000             1.023              --

Scudder Growth Portfolio - Class B (8/03)                   2005        1.000             0.966              --

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.000             1.034              --

Scudder High Income Portfolio - Class B (7/03)              2005        1.000             0.995              --

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                      2005        1.000             1.013              --

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.000             1.117              --

Scudder Mercury Large Cap Core Portfolio (12/04)            2005        1.000             1.092              --

Scudder Mid-Cap Growth Portfolio - Class B (12/03)          2005        1.000             1.107              --

Scudder Money Market Portfolio - Class B (8/03)             2005        1.000             0.998              --

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.000             1.110              --

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.000             1.035              --

Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.000             0.984              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.000              1.048               --

Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.000              1.058               --

Scudder Total Return Portfolio - Class B (7/03)             2005        1.000              1.010               --

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.000              1.052               --

SVS Dreman Financial Services Portfolio - Class B (8/03)    2005        1.000              0.984               --

SVS Dreman High Return Equity Portfolio - Class B (8/03)    2005        1.000              1.034               --

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.000              1.073               --

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                      2005        1.000              0.933               --

SVS Focus Value & Growth Portfolio - Class B (10/03)        2005        1.000              0.955               --

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2005        1.000              0.983               --

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.000              1.017               --

SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.000              1.093               --

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                     2005        1.000              1.065               --

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.000              0.993               --

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.000              0.978               --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.000              1.086               --

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.000              1.069               --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.000              1.136               --



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.



On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B, and is no longer available as a funding option.

On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio
- Class B Changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio - Class B.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------     -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                              2005        1.300             1.496             114,854
                                                               2004        1.069             1.300             106,166
                                                               2003        1.000             1.069                  --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005        1.626             2.049             145,359
                                                               2004        1.322             1.626              79,763
                                                               2003        1.000             1.322                 399

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.442             1.649              35,148
                                                               2004        1.241             1.442              26,986
                                                               2003        1.000             1.241                  --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.321             1.417             570,832
                                                               2004        1.174             1.321             319,096
                                                               2003        1.000             1.174              18,321

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.177             1.197              26,086
                                                               2004        1.128             1.177              25,027
                                                               2003        1.000             1.128                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.501             1.646             600,790
                                                               2004        1.166             1.501             416,570
                                                               2003        1.000             1.166              31,908

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000             1.007             605,912

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2005        1.231             1.122                  --
                                                               2004        1.130             1.231              98,041
                                                               2003        1.000             1.130                  --

   Capital Growth Portfolio - Class B (7/03)                   2005        1.184             1.265             846,296
                                                               2004        1.118             1.184             285,640
                                                               2003        1.000             1.118              99,871

   Global Discovery Portfolio - Class B (7/03)                 2005        1.523             1.770             188,534
                                                               2004        1.256             1.523             132,423
                                                               2003        1.000             1.256                  --

   Growth and Income Portfolio - Class B (6/03)                2005        1.222             1.272             265,300
                                                               2004        1.130             1.222             172,071
                                                               2003        1.000             1.130              11,807

   Health Sciences Portfolio - Class B (6/03)                  2005        1.210             1.287             202,785
                                                               2004        1.125             1.210              64,549
                                                               2003        1.000             1.125               7,708

   International Portfolio - Class B (7/03)                    2005        1.359             1.548             409,589
                                                               2004        1.187             1.359             344,755
                                                               2003        1.000             1.187               7,337

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000             0.997               5,416

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.318             1.423           1,252,480
                                                               2004        1.158             1.318             283,119
                                                               2003        1.000             1.158              32,460

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------     -------------     ---------------
Scudder Conservative Income Strategy Portfolio - Class B    2005        1.043             1.063             127,317
(8/04)

                                                            2004        1.005             1.043                  --

Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.015             1.018           1,034,366
                                                            2004        0.991             1.015           1,013,767
                                                            2003        1.000             0.991              42,825

Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.332             1.606             152,838
                                                            2004        1.183             1.332              65,508
                                                            2003        1.000             1.183               2,944

Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.015             1.022             488,180
                                                            2004        0.998             1.015             651,596
                                                            2003        1.000             0.998              34,617

Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.078             1.115           1,231,906
                                                            2004        1.000             1.078             431,287

Scudder Growth Portfolio - Class B (7/03)                   2005        1.146             1.103                  --
                                                            2004        1.111             1.146             196,692
                                                            2003        1.000             1.111                  --

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.097             1.145             770,312
                                                            2004        1.016             1.097             175,261

Scudder High Income Portfolio - Class B (6/03)              2005        1.207             1.229           1,202,835
                                                            2004        1.094             1.207             556,117
                                                            2003        1.000             1.094              75,380

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.060             1.089           1,865,987
                                                            2004        1.003             1.060             774,322

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.407             1.579             314,647
                                                            2004        1.212             1.407             204,220

                             2003        1.000             1.212              12,608

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
-----------------------------------------------------       ----    -------------     -------------     ---------------
Scudder Mercury Large Cap Core Portfolio (2/05)             2005        1.037             1.153                 1,141

Scudder Mid-Cap Growth Portfolio - Class B (8/03)           2005        1.191             1.344                84,918
                                                            2004        1.167             1.191                31,440
                                                            2003        1.000             1.167                    --

Scudder Money Market Portfolio - Class B (7/03)             2005        0.982             0.991               885,642
                                                            2004        0.992             0.982             2,463,485
                                                            2003        1.000             0.992                58,943

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.293             1.441               111,531
                                                            2004        1.178             1.293                82,508
                                                            2003        1.000             1.178                 3,340

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.235             1.298               627,344
                                                            2004        1.135             1.235               245,471
                                                            2003        1.000             1.135               128,991

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.052             1.056             1,408,471
                                                            2004        0.987             1.052               346,899
                                                            2003        1.000             0.987                12,077

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.217             1.238               234,767
                                                            2004        1.218             1.217               103,092
                                                            2003        1.000             1.218                    --

Scudder Templeton Foreign Value Portfolio (1/05)            2005        1.054             1.135                61,768

Scudder Total Return Portfolio - Class B (7/03)             2005        1.116             1.142               241,982
                                                            2004        1.066             1.116               223,826
                                                            2003        1.000             1.066                54,839

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.273             1.369             1,703,868

                                                            2004        1.161             1.273             1,343,436
                                                            2003        1.000             1.161               163,942

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------     -------------     ---------------
SVS Dreman Financial Services Portfolio - Class B (7/03)       2005        1.243             1.218             124,954
                                                               2004        1.132             1.243              62,791
                                                               2003        1.000             1.132                  --

SVS Dreman High Return Equity Portfolio - Class B (6/03)       2005        1.304             1.380             769,888
                                                               2004        1.165             1.304             742,960
                                                               2003        1.000             1.165              75,935

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.542             1.667             684,692
                                                               2004        1.247             1.542             514,988
                                                               2003        1.000             1.247             164,572

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(7/03)                                                         2005        1.120             1.024                  --
                                                               2004        1.120             1.120             278,318
                                                               2003        1.000             1.120             100,939

SVS Focus Value & Growth Portfolio - Class B (8/03)            2005        1.267             1.185                  --
                                                               2004        1.160             1.267              53,794
                                                               2003        1.000             1.160                  --

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)      2005        1.258             1.258             600,041
                                                               2004        1.165             1.258             468,294
                                                               2003        1.000             1.165             130,307

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.229             1.252                  --
                                                               2004        1.135             1.229             989,320
                                                               2003        1.000             1.135              26,170

SVS Janus Growth And Income Portfolio - Class B (8/03)         2005        1.227             1.350             207,802
                                                               2004        1.122             1.227             167,914
                                                               2003        1.000             1.122              16,750

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
   SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2005        1.229             1.297              86,389
                                                               2004        1.113             1.229              69,603
                                                               2003        1.000             1.113              11,797

   SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.300             1.272             257,761
                                                               2004        1.124             1.300             238,008
                                                               2003        1.000             1.124               9,054

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.188             1.117             121,505
                                                               2004        1.196             1.188             100,850
                                                               2003        1.000             1.196               3,270

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.324             1.450             164,959
                                                               2004        1.215             1.324             139,906
                                                               2003        1.000             1.215              69,432

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.093             1.164             596,647
                                                               2004        1.065             1.093             573,613
                                                               2003        1.000             1.065              12,814

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2005        1.194             1.342             131,200
                                                               2004        1.124             1.194              72,338
                                                               2003        1.000             1.124                  --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.75%



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (7/03)                              2005        1.000              1.107              --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/03)       2005        1.000              1.213              --

   Credit Suisse Trust Global Small Cap Portfolio (6/03)       2005        1.000              1.118              --

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (6/03)      2005        1.000              1.067              --

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.000              1.020              --

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (6/03)   2005        1.000              1.130              --

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000              1.004              --

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (8/03)              2005        1.000              0.906              --

   Capital Growth Portfolio - Class B (7/03)                   2005        1.000              1.063              --

   Global Discovery Portfolio - Class B (7/03)                 2005        1.000              1.129              --

   Growth and Income Portfolio - Class B (6/03)                2005        1.000              1.032              --

   Health Sciences Portfolio - Class B (6/03)                  2005        1.000              1.075              --

   International Portfolio - Class B (7/03)                    2005        1.000              1.128              --

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000              0.991              --

Scudder Variable Series II

Scudder Blue Chip Portfolio - Class B (6/03)                2005        1.000              1.070              --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Conservative Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.000             1.003                --

Scudder Fixed Income Portfolio - Class B (6/03)             2005        1.000             0.982                --

Scudder Global Blue Chip Portfolio - Class B (8/03)         2005        1.000             1.179                --

Scudder Government & Agency Securities Portfolio - Class
B (6/03)                                                    2005        1.000             0.991                --

Scudder Growth & Income Strategy Portfolio - Class B
(8/04)                                                      2005        1.000             1.023                --

Scudder Growth Portfolio - Class B (7/03)                   2005        1.000             0.966                --

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.000             1.034                --

Scudder High Income Portfolio - Class B (6/03)              2005        1.000             0.995                --

Scudder Income & Growth Strategy Portfolio - Class B
(8/04)                                                      2005        1.000             1.013                --

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.000             1.117                --

Scudder Mercury Large Cap Core Portfolio (2/05)             2005        1.000             1.092                --

Scudder Mid-Cap Growth Portfolio - Class B (8/03)           2005        1.000             1.107                --

Scudder Money Market Portfolio - Class B (7/03)             2005        1.000             0.998                --

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.000             1.110                --

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.000             1.035                --

Scudder Strategic Income Portfolio - Class B (6/03)         2005        1.000             0.984                --

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.000             1.048                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                    UNIT VALUE AT                       NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------     -------------     ---------------
Scudder Templeton Foreign Value Portfolio (1/05)            2005        1.000             1.058                --

Scudder Total Return Portfolio - Class B (7/03)             2005        1.000             1.010                --

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.000             1.052                --

SVS Dreman Financial Services Portfolio - Class B (7/03)    2005        1.000             0.984                --

SVS Dreman High Return Equity Portfolio - Class B (6/03)    2005        1.000             1.034                --

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.000             1.073                --

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(7/03)                                                      2005        1.000             0.933                --

SVS Focus Value & Growth Portfolio - Class B (8/03)         2005        1.000             0.955                --

SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2005        1.000             0.983                --

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.000             1.017                --

SVS Janus Growth And Income Portfolio - Class B (8/03)      2005        1.000             1.093                --

SVS Janus Growth Opportunities Portfolio - Class B (7/03)   2005        1.000             1.065                --

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.000             0.993                --

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.000             0.978                --

SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.000             1.086                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)



                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------     -------------     ---------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (6/03)   2005        1.000             1.069                --

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (7/03)                                               2005        1.000             1.136                --



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.



On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B, and is no longer available as a funding option.



On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B, and is no longer available as a funding option.



On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio
- Class B Changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio - Class B.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
  (AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS
                                    ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.


The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.



We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                            The Insurance Company
                            Principal Underwriter
                            Distribution and Principal Underwriting Agreement Valuation of Assets
                            Federal Tax Considerations
                            Independent Registered Public Accounting Firm Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-70-71-75, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-70-71-75.


Name:    _________________________________________

Address: _________________________________________

         _________________________________________



Check Box:

[ ]  MIC-Book-70-71-75

[ ]  MLAC-Book-70-71-75

Book 75                                                              May 1, 2006

                            PIONEER ANNUISTARSM PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         METLIFE COMPANY OF CONNECTICUT*



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY.................................................    2
PRINCIPAL UNDERWRITER.................................................    3
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.....................    3
VALUATION OF ASSETS...................................................    3
FEDERAL TAX CONSIDERATIONS............................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................    8
CONDENSED FINANCIAL INFORMATION.......................................   10
FINANCIAL STATEMENTS..................................................    1


*The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-4315.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account Eleven for Variable Annuities (formerly known as TIC Separate Account Eleven for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.



The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions



          UNDERWRITING COMMISSIONS PAID TO     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR           MLIDLLC BY THE COMPANY                  RETAINED BY MLIDLLC
----      --------------------------------     ----------------------------------
2005                $132,588,671                               $0
2004                $132,410,000                               $0
2003                 $73,233,000                               $0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.
Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.



There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS


FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.





THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

         (a) = investment income plus capital gains and losses (whether realized or unrealized);

         (b) = any deduction for applicable taxes (presently zero); and

         (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                       CALCULATION OF MONEY MARKET YIELD



From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:



        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1

Where:



BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV * Period Charge.
AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee * (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).



We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:



BaseReturn = AUVChange / PriorAUV



Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT



To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in

2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

         (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

         (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

         (d)      the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.       OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of TIC Separate Account Eleven for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of TIC Separate Account Eleven for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for the period June 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2005        0.987           0.998            2,194,977
                                                               2004        0.993           0.987            1,116,721
                                                               2003        1.000           0.993               35,690

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.280           1.366              456,515
                                                               2004        1.224           1.280              339,421
                                                               2003        1.000           1.224                6,871

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.388           1.464              474,442
                                                               2004        1.243           1.388              313,845
                                                               2003        1.000           1.243                4,473

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.325           1.348              995,944
                                                               2004        1.215           1.325              546,408
                                                               2003        1.000           1.215                2,381

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.462           1.506              435,846
                                                               2004        1.334           1.462              329,200
                                                               2003        1.000           1.334                7,956

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.558           1.687              891,775
                                                               2004        1.337           1.558              493,997
                                                               2003        1.000           1.337               66,608

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.343           1.447              468,873
                                                               2004        1.255           1.343              275,915
                                                               2003        1.000           1.255               15,082

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.291           1.331              753,439
                                                               2004        1.232           1.291              630,486
                                                               2003        1.000           1.232               64,877

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.650           1.850              306,162
                                                               2004        1.412           1.650              220,980
                                                               2003        1.000           1.412               55,256

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        1.000           0.995               23,044
                                                               2004        0.970           1.000               22,256

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.008           1.008            1,285,606
                                                               2004        0.995           1.008              552,237
                                                               2003        1.000           0.995                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.140           1.163              410,762
                                                               2004        1.109           1.140              254,318
                                                               2003        1.000           1.109                    -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.085               69,171

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.760           2.381              318,757
                                                               2004        1.509           1.760              109,699
                                                               2003        1.000           1.509                   71

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.373           1.425              779,270
                                                               2004        1.204           1.373              492,774
                                                               2003        1.000           1.204               18,295

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.987           1.064                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Europe VCT Portfolio - Class II Shares (9/03)          2005        1.490           1.579              83,351
                                                               2004        1.282           1.490              17,995
                                                               2003        1.000           1.282               3,595

Pioneer Fund VCT Portfolio - Class II Shares (8/03)            2005        1.321           1.376             693,570
                                                               2004        1.211           1.321             532,036
                                                               2003        1.000           1.211              64,776

Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        0.999           1.039             190,377

Pioneer Growth Shares VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.205           1.223              89,932
                                                               2004        1.153           1.205              70,236
                                                               2003        1.000           1.153                   -

Pioneer High Yield VCT Portfolio - Class II Shares (8/03)      2005        1.220           1.220             834,386
                                                               2004        1.151           1.220             732,713
                                                               2003        1.000           1.151              92,962

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        1.003           1.084                   -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.995           1.064             458,495

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.049             251,715

Pioneer International Value VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.500           1.699              83,336
                                                               2004        1.288           1.500              59,613
                                                               2003        1.000           1.288                   -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.583           1.675             636,936
                                                               2004        1.322           1.583             398,087
                                                               2003        1.000           1.322              60,324

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.094           1.164              243,236
                                                               2004        1.021           1.094               48,545

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.677           1.894              606,730
                                                               2004        1.260           1.677              400,846
                                                               2003        1.000           1.260                5,240

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.072           1.103               70,678
                                                               2004        1.070           1.072               65,806

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.595           1.743              296,607
                                                               2004        1.353           1.595              144,559
                                                               2003        1.000           1.353               62,274

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.429           1.428               33,148
                                                               2004        1.284           1.429               24,898
                                                               2003        1.000           1.284                4,304

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.176           1.185            1,683,839
                                                               2004        1.088           1.176              574,254
                                                               2003        1.000           1.088                  195

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.304           1.342              178,696
                                                               2004        1.190           1.304               92,974
                                                               2003        1.000           1.190                    -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.977           1.035                    -

   Total Return Fund - Class II (8/03)                         2005        1.188           1.202              147,194
                                                               2004        1.114           1.188               85,963
                                                               2003        1.000           1.114                2,221

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2005        0.986           0.996                  -
                                                               2004        0.993           0.986                  -
                                                               2003        1.000           0.993                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.278           1.364             19,511
                                                               2004        1.224           1.278             21,268
                                                               2003        1.000           1.224                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.387           1.462             52,040
                                                               2004        1.243           1.387             57,583
                                                               2003        1.000           1.243                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.324           1.346             37,925
                                                               2004        1.214           1.324             38,579
                                                               2003        1.000           1.214                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.460           1.504                  -
                                                               2004        1.333           1.460                  -
                                                               2003        1.000           1.333                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.556           1.685             32,159
                                                               2004        1.336           1.556             36,194
                                                               2003        1.000           1.336                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.341           1.445                784
                                                               2004        1.255           1.341                788
                                                               2003        1.000           1.255                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.290           1.329             51,299
                                                               2004        1.231           1.290             52,911
                                                               2003        1.000           1.231                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.649           1.848             41,969
                                                               2004        1.411           1.649             48,490
                                                               2003        1.000           1.411                  -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        1.000           0.994             15,081
                                                               2004        0.970           1.000             13,548

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.007           1.007              4,406
                                                               2004        0.994           1.007              4,411
                                                               2003        1.000           0.994                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.139           1.161                  -
                                                               2004        1.109           1.139                  -
                                                               2003        1.000           1.109                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.084              1,428

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.759           2.378              5,692
                                                               2004        1.508           1.759              6,377
                                                               2003        1.000           1.508                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.372           1.423                  -
                                                               2004        1.203           1.372                  -
                                                               2003        1.000           1.203                  -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.987           1.063                725

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.488           1.577                  -
                                                               2004        1.281           1.488                  -
                                                               2003        1.000           1.281                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------            ----    -------------   -------------     ---------------
Pioneer Fund VCT Portfolio - Class II Shares (8/03)            2005        1.320           1.374             38,122
                                                               2004        1.211           1.320             42,109
                                                               2003        1.000           1.211                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        0.999           1.039                750

Pioneer Growth Shares VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.204           1.221                  -
                                                               2004        1.152           1.204                  -
                                                               2003        1.000           1.152                  -

Pioneer High Yield VCT Portfolio - Class II Shares (8/03)      2005        1.219           1.218             32,972
                                                               2004        1.151           1.219             33,712
                                                               2003        1.000           1.151                  -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        1.003           1.083                  -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.995           1.063             27,452

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.049                  -

Pioneer International Value VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.499           1.697                  -
                                                               2004        1.288           1.499                  -
                                                               2003        1.000           1.288                  -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.582           1.673              7,654
                                                               2004        1.322           1.582              6,949
                                                               2003        1.000           1.322                  -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.094           1.163                659
                                                               2004        1.021           1.094                  -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (7/03)                                                  2005        1.675           1.891             21,942
                                                               2004        1.259           1.675             28,482
                                                               2003        1.000           1.259                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.072           1.102                  -
                                                               2004        1.070           1.072                  -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.594           1.740             31,223
                                                               2004        1.353           1.594             35,275
                                                               2003        1.000           1.353                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.428           1.426             24,396
                                                               2004        1.283           1.428             27,133
                                                               2003        1.000           1.283                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.175           1.184             25,249
                                                               2004        1.088           1.175             26,542
                                                               2003        1.000           1.088                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.303           1.340                574
                                                               2004        1.190           1.303                  -
                                                               2003        1.000           1.190                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.035                  -

   Total Return Fund - Class II (8/03)                         2005        1.187           1.201              3,772
                                                               2004        1.113           1.187              3,777
                                                               2003        1.000           1.113                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2005        0.986           0.997             16,815
                                                               2004        0.994           0.986                  -
                                                               2003        0.999           0.994                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.204           1.284              1,955
                                                               2004        1.152           1.204                  -
                                                               2003        1.092           1.152                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.257           1.325              1,829
                                                               2004        1.127           1.257                  -
                                                               2003        1.018           1.127                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.256           1.276                239
                                                               2004        1.152           1.256                  -
                                                               2003        1.019           1.152                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.340           1.379              6,050
                                                               2004        1.224           1.340                  -
                                                               2003        1.164           1.224                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.417           1.534              7,671
                                                               2004        1.217           1.417                  -
                                                               2003        1.107           1.217                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.229           1.324             13,795
                                                               2004        1.151           1.229                  -
                                                               2003        1.091           1.151                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.207           1.244             18,629
                                                               2004        1.153           1.207                  -
                                                               2003        1.083           1.153                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.481           1.659             16,050
                                                               2004        1.268           1.481                  -
                                                               2003        1.031           1.268                  -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        1.000           0.994                102
                                                               2004        0.970           1.000                  -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        0.996           0.995              6,901
                                                               2004        0.984           0.996                  -
                                                               2003        0.972           0.984                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.074           1.095              3,235
                                                               2004        1.046           1.074                  -
                                                               2003        1.006           1.046                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.084             23,397

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.603           2.167              5,497
                                                               2004        1.375           1.603                  -
                                                               2003        1.158           1.375                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.269           1.315              8,125
                                                               2004        1.114           1.269                  -
                                                               2003        1.035           1.114                  -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.987           1.063                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.387           1.469                  -
                                                               2004        1.195           1.387                  -
                                                               2003        1.026           1.195                  -

Pioneer Fund VCT Portfolio - Class II Shares (8/03)            2005        1.235           1.285              2,974
                                                               2004        1.133           1.235                  -
                                                               2003        1.004           1.133                  -
Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        0.999           1.039                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Growth Shares VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.136           1.152                   -
                                                               2004        1.088           1.136                   -
                                                               2003        1.061           1.088                   -

Pioneer High Yield VCT Portfolio - Class II Shares (8/03)      2005        1.146           1.145              22,845
                                                               2004        1.083           1.146                   -
                                                               2003        0.994           1.083                   -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        1.003           1.083              37,843

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.995           1.063             148,444

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.048             126,574

Pioneer International Value VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.396           1.579               2,410
                                                               2004        1.200           1.396                   -
                                                               2003        1.067           1.200                   -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.438           1.521               7,495
                                                               2004        1.203           1.438                   -
                                                               2003        1.081           1.203                   -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.093           1.162                   -
                                                               2004        1.021           1.093                   -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (7/03)                                                  2005        1.613           1.820               3,115
                                                               2004        1.213           1.613                   -
                                                               2003        1.050           1.213                   -

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (4/04)                                                      2005        1.072           1.101               5,196
                                                               2004        1.070           1.072                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.425           1.555             20,120
                                                               2004        1.210           1.425                  -
                                                               2003        1.119           1.210                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.307           1.304                  -
                                                               2004        1.175           1.307                  -
                                                               2003        1.049           1.175                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.130           1.138             23,163
                                                               2004        1.046           1.130                  -
                                                               2003        0.988           1.046                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.227           1.261             43,524
                                                               2004        1.121           1.227                  -
                                                               2003        1.040           1.121                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.035                  -

   Total Return Fund - Class II (8/03)                         2005        1.124           1.136              6,419
                                                               2004        1.054           1.124                  -
                                                               2003        0.972           1.054                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2005        0.983           0.993             581,206
                                                               2004        0.992           0.983             747,359
                                                               2003        1.000           0.992               1,126

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.275           1.359             168,140
                                                               2004        1.222           1.275             113,134
                                                               2003        1.000           1.222                 456

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.383           1.456              31,996
                                                               2004        1.241           1.383              18,458
                                                               2003        1.000           1.241                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.321           1.341             500,239
                                                               2004        1.213           1.321             265,890
                                                               2003        1.000           1.213               3,132

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.457           1.498             136,654
                                                               2004        1.332           1.457             111,766
                                                               2003        1.000           1.332                 208

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.553           1.678             282,370
                                                               2004        1.335           1.553             187,836
                                                               2003        1.000           1.335                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.338           1.440             218,795
                                                               2004        1.254           1.338             193,252
                                                               2003        1.000           1.254                 278

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.287           1.324             130,800
                                                               2004        1.230           1.287              60,448
                                                               2003        1.000           1.230               1,559

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.645           1.841              104,400
                                                               2004        1.410           1.645               61,081
                                                               2003        1.000           1.410                1,383

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.999           0.992               20,554
                                                               2004        0.970           0.999               20,554

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.004           1.003            1,152,672
                                                               2004        0.993           1.004              647,590
                                                               2003        1.000           0.993                  983

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.137           1.157              809,840
                                                               2004        1.108           1.137              445,403
                                                               2003        1.000           1.108                    -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.083               62,847

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.754           2.369               94,290
                                                               2004        1.507           1.754               44,631
                                                               2003        1.000           1.507                  469

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.369           1.417              444,247
                                                               2004        1.202           1.369              298,133
                                                               2003        1.000           1.202                1,599

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.062                    -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.485           1.571                    -
                                                               2004        1.280           1.485                    -
                                                               2003        1.000           1.280                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------            ----    -------------   -------------     ---------------
Pioneer Fund VCT Portfolio - Class II Shares (8/03)            2005        1.317           1.369             311,225
                                                               2004        1.210           1.317             116,457
                                                               2003        1.000           1.210                 520

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        0.999           1.038              14,078

Pioneer Growth Shares VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.201           1.216              57,795
                                                               2004        1.151           1.201              57,772
                                                               2003        1.000           1.151                 243

Pioneer High Yield VCT Portfolio - Class II Shares (8/03)      2005        1.216           1.213             251,874
                                                               2004        1.150           1.216             164,624
                                                               2003        1.000           1.150               1,922

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        1.003           1.082               5,110

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.995           1.062              26,355

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.047             342,435

Pioneer International Value VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.495           1.690               9,691
                                                               2004        1.287           1.495                   -
                                                               2003        1.000           1.287                   -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.578           1.666             490,310
                                                               2004        1.321           1.578             318,854
                                                               2003        1.000           1.321               1,767

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.092           1.160             177,355
                                                               2004        1.020           1.092             147,395

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (7/03)                                                  2005        1.671           1.884             208,225
                                                               2004        1.258           1.671              69,039
                                                               2003        1.000           1.258               1,385

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.071           1.099              72,336
                                                               2004        1.069           1.071              52,237

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.590           1.733              78,141
                                                               2004        1.352           1.590              36,326
                                                               2003        1.000           1.352               3,132

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.424           1.421                 833
                                                               2004        1.282           1.424                   -
                                                               2003        1.000           1.282                   -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.172           1.179             320,543
                                                               2004        1.087           1.172             195,674
                                                               2003        1.000           1.087               3,422

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.299           1.335             158,061
                                                               2004        1.189           1.299              93,668
                                                               2003        1.000           1.189                 964

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.034                   -

   Total Return Fund - Class II (8/03)                         2005        1.184           1.196              59,099
                                                               2004        1.112           1.184              46,341
                                                               2003        1.000           1.112               1,709

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2005        0.982           0.991            3,300,924
                                                               2004        0.992           0.982            1,734,183
                                                               2003        1.000           0.992              209,193

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.274           1.357              859,184
                                                               2004        1.222           1.274              530,535
                                                               2003        1.000           1.222               27,451

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.382           1.454              253,367
                                                               2004        1.241           1.382              232,067
                                                               2003        1.000           1.241               74,814

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.320           1.339            2,009,825
                                                               2004        1.213           1.320            1,091,587
                                                               2003        1.000           1.213               24,924

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.455           1.496              569,434
                                                               2004        1.331           1.455              381,020
                                                               2003        1.000           1.331               88,557

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.551           1.676            1,971,054
                                                               2004        1.334           1.551              868,465
                                                               2003        1.000           1.334              104,988

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.337           1.438            1,045,725
                                                               2004        1.253           1.337              674,582
                                                               2003        1.000           1.253               85,642

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.286           1.322              544,882
                                                               2004        1.230           1.286              388,699
                                                               2003        1.000           1.230                6,651

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.643           1.838              960,770
                                                               2004        1.409           1.643              628,049
                                                               2003        1.000           1.409               43,123

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.998           0.991              186,546
                                                               2004        0.970           0.998              174,350

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.003           1.001            1,541,641
                                                               2004        0.993           1.003              773,884
                                                               2003        1.000           0.993               14,909

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.135           1.155              477,095
                                                               2004        1.107           1.135              174,655
                                                               2003        1.000           1.107                    -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.082              116,357

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.753           2.365              493,270
                                                               2004        1.506           1.753              352,234
                                                               2003        1.000           1.506               34,133

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.367           1.415            1,007,244
                                                               2004        1.202           1.367              623,014
                                                               2003        1.000           1.202               14,010

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.062                1,125

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.483           1.568               42,107
                                                               2004        1.280           1.483               42,883
                                                               2003        1.000           1.280                    -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.316           1.367            1,515,066
                                                               2004        1.209           1.316              977,147
                                                               2003        1.000           1.209              223,615

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        0.999           1.037                  773

Pioneer Growth Shares VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.200           1.215              163,010
                                                               2004        1.151           1.200              142,373
                                                               2003        1.000           1.151               44,909

Pioneer High Yield VCT Portfolio - Class II Shares (8/03)      2005        1.215           1.211            1,658,897
                                                               2004        1.149           1.215            1,130,615
                                                               2003        1.000           1.149              132,252

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        1.003           1.081              124,656

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.995           1.062              404,219

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.047              719,020

Pioneer International Value VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.494           1.687              189,251
                                                               2004        1.286           1.494              120,375
                                                               2003        1.000           1.286                7,263

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.576           1.664              954,266
                                                               2004        1.320           1.576              653,352
                                                               2003        1.000           1.320               67,885

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.092           1.159              493,703
                                                               2004        1.020           1.092              273,641

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (7/03)                                                  2005        1.670           1.881              616,014
                                                               2004        1.258           1.670              426,758
                                                               2003        1.000           1.258               81,414

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.070           1.098              255,062
                                                               2004        1.069           1.070              203,469

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.588           1.731              502,600
                                                               2004        1.351           1.588              343,651
                                                               2003        1.000           1.351               34,490

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.423           1.419               42,999
                                                               2004        1.282           1.423               51,725
                                                               2003        1.000           1.282               11,543

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.171           1.177            2,973,151
                                                               2004        1.086           1.171            1,544,395
                                                               2003        1.000           1.086              141,425

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.298           1.333            1,023,354
                                                               2004        1.188           1.298              687,784
                                                               2003        1.000           1.188               44,779

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.033                    -

   Total Return Fund - Class II (8/03)                         2005        1.183           1.194              265,712
                                                               2004        1.112           1.183              233,520
                                                               2003        1.000           1.112               68,443

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2005        0.983           0.992                -
                                                               2004        0.993           0.983                -
                                                               2003        0.998           0.993                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.200           1.277                -
                                                               2004        1.151           1.200                -
                                                               2003        1.091           1.151                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.253           1.318                -
                                                               2004        1.126           1.253                -
                                                               2003        1.018           1.126                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.252           1.269                -
                                                               2004        1.151           1.252                -
                                                               2003        1.019           1.151                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.336           1.372                -
                                                               2004        1.223           1.336                -
                                                               2003        1.164           1.223                -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.413           1.526                -
                                                               2004        1.216           1.413                -
                                                               2003        1.107           1.216                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.226           1.317                -
                                                               2004        1.149           1.226                -
                                                               2003        1.091           1.149                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.204           1.237                -
                                                               2004        1.152           1.204                -
                                                               2003        1.082           1.152                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.476           1.650                -
                                                               2004        1.267           1.476                -
                                                               2003        1.031           1.267                -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.998           0.990                -
                                                               2004        0.970           0.998                -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        0.993           0.990                -
                                                               2004        0.983           0.993                -
                                                               2003        0.971           0.983                -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.071           1.089                -
                                                               2004        1.045           1.071                -
                                                               2003        1.006           1.045                -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.082                -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.598           2.156                -
                                                               2004        1.374           1.598                -
                                                               2003        1.158           1.374                -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.265           1.309                -
                                                               2004        1.112           1.265                -
                                                               2003        1.034           1.112                -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.061                -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.383           1.462                -
                                                               2004        1.194           1.383                -
                                                               2003        1.026           1.194                -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.231           1.278                -
                                                               2004        1.132           1.231                -
                                                               2003        1.004           1.132                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        0.998           1.037                -

Pioneer Growth Shares VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.133           1.146                -
                                                               2004        1.087           1.133                -
                                                               2003        1.061           1.087                -

Pioneer High Yield VCT Portfolio - Class II Shares (8/03)      2005        1.143           1.139                -
                                                               2004        1.082           1.143                -
                                                               2003        0.993           1.082                -

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        1.003           1.081                -

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.995           1.061                -

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.047                -

Pioneer International Value VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.391           1.571                -
                                                               2004        1.199           1.391                -
                                                               2003        1.066           1.199                -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.434           1.513                -
                                                               2004        1.201           1.434                -
                                                               2003        1.080           1.201                -

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.092           1.157                -
                                                               2004        1.020           1.092                -

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (7/03)                                                  2005        1.608           1.811                -
                                                               2004        1.212           1.608                -
                                                               2003        1.050           1.212                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.070           1.097                -
                                                               2004        1.069           1.070                -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.420           1.547                -
                                                               2004        1.209           1.420                -
                                                               2003        1.119           1.209                -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.303           1.298                -
                                                               2004        1.174           1.303                -
                                                               2003        1.049           1.174                -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.127           1.132                -
                                                               2004        1.045           1.127                -
                                                               2003        0.988           1.045                -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.223           1.255                -
                                                               2004        1.120           1.223                -
                                                               2003        1.040           1.120                -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.033                -

   Total Return Fund - Class II (8/03)                         2005        1.120           1.131                -
                                                               2004        1.053           1.120                -
                                                               2003        0.972           1.053                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.05%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2005        0.996           1.004              715,594
                                                               2004        1.000           0.996               57,824

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.056           1.124               70,616
                                                               2004        1.000           1.056                2,150

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.067           1.121               43,360
                                                               2004        1.000           1.067               11,497

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.074           1.089              259,202
                                                               2004        1.000           1.074                7,647

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.087           1.116              112,389
                                                               2004        1.000           1.087                4,567

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.158           1.250            1,042,837
                                                               2004        1.000           1.158               40,221

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.054           1.133              165,269
                                                               2004        1.000           1.054                    -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.049           1.077               95,042
                                                               2004        1.000           1.049                    -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.171           1.309              226,477
                                                               2004        1.000           1.171                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.994           0.985                 612
                                                               2004        1.000           0.994                   -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.034           1.031             277,092
                                                               2004        1.000           1.034               7,806

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.028           1.044              53,465
                                                               2004        1.000           1.028                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.082             173,713

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.297           1.749              85,908
                                                               2004        1.000           1.297                 956

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.127           1.165             211,796
                                                               2004        1.000           1.127               6,284

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.061               1,262

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.179           1.246              10,513
                                                               2004        1.000           1.179                   -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.092           1.134             151,245
                                                               2004        1.000           1.092               4,932

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.998           1.037              16,214

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.083           1.095                   -
                                                               2004        1.000           1.083                   -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.087           1.083             183,666
                                                               2004        1.000           1.087               8,025

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        1.003           1.081               74,434

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.995           1.061            1,733,229

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.046            1,918,895

Pioneer International Value VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.172           1.323               24,850
                                                               2004        1.000           1.172                    -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.146           1.208              364,799
                                                               2004        1.000           1.146               13,629

Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
II Shares (5/04)                                               2005        1.072           1.136               99,129
                                                               2004        1.000           1.072                5,316

Pioneer Real Estate Shares VCT Portfolio - Class II
Shares (7/03)                                                  2005        1.310           1.475              115,233
                                                               2004        1.000           1.310                7,106

Pioneer Small and Mid Cap Growth VCT Portfolio - Class
II (4/04)                                                      2005        1.012           1.037                  599
                                                               2004        1.000           1.012                    -

Pioneer Small Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.156           1.258               92,641
                                                               2004        1.000           1.156                8,047

Pioneer Small Company VCT Portfolio - Class II Shares
(8/03)                                                         2005        1.110           1.105                    -
                                                               2004        1.000           1.110                    -

Pioneer Strategic Income VCT Portfolio - Class II Shares
(7/03)                                                         2005        1.100           1.105              340,801
                                                               2004        1.000           1.100               20,455

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.088           1.116             157,235
                                                               2004        1.000           1.088               3,900

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.032                   -

   Total Return Fund - Class II (8/03)                         2005        1.055           1.065              10,207
                                                               2004        1.000           1.055                   -



                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Money Market Portfolio (8/03)                               2005        0.980           0.987            1,995,363
                                                               2004        0.991           0.980            1,392,585
                                                               2003        1.000           0.991               72,439

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.271           1.351              920,961
                                                               2004        1.221           1.271              593,713
                                                               2003        1.000           1.221               25,355

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.379           1.448              486,321
                                                               2004        1.240           1.379              276,314
                                                               2003        1.000           1.240               73,780

Franklin Templeton Variable Insurance Products Trust

   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.317           1.334            1,990,005
                                                               2004        1.211           1.317            1,169,969
                                                               2003        1.000           1.211               21,619

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.452           1.490              707,766
                                                               2004        1.330           1.452              496,425
                                                               2003        1.000           1.330               17,078

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.547           1.669            1,910,898
                                                               2004        1.333           1.547              840,583
                                                               2003        1.000           1.333               14,359

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.334           1.432              657,743
                                                               2004        1.252           1.334              548,972
                                                               2003        1.000           1.252               33,415

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.283           1.317              590,810
                                                               2004        1.229           1.283              335,647
                                                               2003        1.000           1.229               74,549

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.639           1.831              743,422
                                                               2004        1.408           1.639              391,043
                                                               2003        1.000           1.408               20,711

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.997           0.988              172,398
                                                               2004        0.969           0.997               44,401

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.001           0.997              745,883
                                                               2004        0.992           1.001              399,575
                                                               2003        1.000           0.992                    -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.133           1.151            1,411,070
                                                               2004        1.106           1.133              867,663
                                                               2003        1.000           1.106               84,158

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.081               43,341

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.748           2.356              501,998
                                                               2004        1.505           1.748              362,843
                                                               2003        1.000           1.505                9,952

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.364           1.410              532,163
                                                               2004        1.201           1.364              363,631
                                                               2003        1.000           1.201               44,867

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.061                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------   -------------     ---------------
Pioneer Europe VCT Portfolio - Class II Shares (9/03)          2005        1.480           1.562              173,476
                                                               2004        1.278           1.480               73,687
                                                               2003        1.000           1.278               15,488

Pioneer Fund VCT Portfolio - Class II Shares (8/03)            2005        1.312           1.361            1,296,951
                                                               2004        1.208           1.312              859,224
                                                               2003        1.000           1.208               27,860

Pioneer Global High Yield VCT Portfolio - Class II
Shares (4/05)                                                  2005        0.998           1.036               14,256

Pioneer Growth Shares VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.197           1.210              303,952
                                                               2004        1.149           1.197              147,916
                                                               2003        1.000           1.149               15,157

Pioneer High Yield VCT Portfolio - Class II Shares (8/03)      2005        1.212           1.207            1,295,974
                                                               2004        1.148           1.212            1,035,150
                                                               2003        1.000           1.148               81,714

Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        1.003           1.080              243,178

Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
II Shares (4/05)                                               2005        0.995           1.061               43,333

Pioneer Ibbotson Moderate Allocation VCT Portfolio -
Class II Shares (4/05)                                         2005        0.992           1.046              138,995

Pioneer International Value VCT Portfolio - Class II
Shares (9/03)                                                  2005        1.490           1.681              140,545
                                                               2004        1.285           1.490               54,321
                                                               2003        1.000           1.285                    -

Pioneer Mid Cap Value VCT Portfolio - Class II Shares
(9/03)                                                         2005        1.572           1.658              511,179
                                                               2004        1.319           1.572              335,227
                                                               2003        1.000           1.319               70,089

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.091           1.155              777,689
                                                               2004        1.020           1.091              342,123

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.666           1.874              482,190
                                                               2004        1.256           1.666              229,417
                                                               2003        1.000           1.256                  347

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.069           1.095              207,338
                                                               2004        1.069           1.069               97,313

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.585           1.724              278,337
                                                               2004        1.350           1.585              182,954
                                                               2003        1.000           1.350               78,883

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.420           1.413              232,556
                                                               2004        1.281           1.420               60,591
                                                               2003        1.000           1.281                  165

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.169           1.173            1,810,921
                                                               2004        1.085           1.169            1,077,272
                                                               2003        1.000           1.085              120,462

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.295           1.327              890,705
                                                               2004        1.187           1.295              647,886
                                                               2003        1.000           1.187               15,432

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.032                    -

   Total Return Fund - Class II (8/03)                         2005        1.180           1.190              409,534
                                                               2004        1.111           1.180              237,362
                                                               2003        1.000           1.111                    -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%




                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Money Market Portfolio (8/03)                               2005        0.979           0.986             19,711
                                                               2004        0.990           0.979                  -
                                                               2003        1.000           0.990                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.270           1.350             20,225
                                                               2004        1.220           1.270                  -
                                                               2003        1.000           1.220                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.378           1.446             16,847
                                                               2004        1.239           1.378             12,234
                                                               2003        1.000           1.239                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.316           1.332             54,844
                                                               2004        1.211           1.316             24,237
                                                               2003        1.000           1.211                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.451           1.488             16,556
                                                               2004        1.330           1.451                817
                                                               2003        1.000           1.330                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.546           1.667             62,143
                                                               2004        1.333           1.546             58,808
                                                               2003        1.000           1.333                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.333           1.430             38,080
                                                               2004        1.252           1.333             29,073
                                                               2003        1.000           1.252                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.281           1.315             50,163
                                                               2004        1.228           1.281             28,846
                                                               2003        1.000           1.228                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.638           1.828             49,677
                                                               2004        1.407           1.638             25,245
                                                               2003        1.000           1.407                  -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.997           0.987                  -
                                                               2004        0.969           0.997                  -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.000           0.996             34,687
                                                               2004        0.991           1.000              3,517
                                                               2003        1.000           0.991                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.132           1.149              2,967
                                                               2004        1.106           1.132                  -
                                                               2003        1.000           1.106                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.081                  -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.747           2.353              7,778
                                                               2004        1.504           1.747              7,982
                                                               2003        1.000           1.504                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.363           1.408             14,685
                                                               2004        1.200           1.363              2,634
                                                               2003        1.000           1.200                  -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.060                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.478           1.560              3,235
                                                               2004        1.278           1.478                  -
                                                               2003        1.000           1.278                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.311           1.359             76,900
                                                               2004        1.208           1.311             27,379
                                                               2003        1.000           1.208                  -
   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.998           1.036                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.196           1.208                  -
                                                               2004        1.149           1.196                  -
                                                               2003        1.000           1.149                  -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.211           1.205            115,092
                                                               2004        1.148           1.211             31,242
                                                               2003        1.000           1.148                  -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.080                  -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.060             13,052

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.992           1.045             36,244

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.489           1.679             16,306
                                                               2004        1.284           1.489             14,869
                                                               2003        1.000           1.284                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.571           1.655             22,843
                                                               2004        1.318           1.571              7,542
                                                               2003        1.000           1.318                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.090           1.154              1,546
                                                               2004        1.020           1.090              1,092

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.664           1.871             23,490
                                                               2004        1.256           1.664                  -
                                                               2003        1.000           1.256                  -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.069           1.094                  -
                                                               2004        1.069           1.069                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.583           1.722              5,795
                                                               2004        1.349           1.583              5,915
                                                               2003        1.000           1.349                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.418           1.411                  -
                                                               2004        1.280           1.418                  -
                                                               2003        1.000           1.280                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.167           1.171             60,989
                                                               2004        1.085           1.167             15,302
                                                               2003        1.000           1.085                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.294           1.326             11,133
                                                               2004        1.187           1.294                  -
                                                               2003        1.000           1.187                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.031                  -

   Total Return Fund - Class II (8/03)                         2005        1.179           1.188             19,216
                                                               2004        1.110           1.179                  -
                                                               2003        1.000           1.110                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.20%




                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Money Market Portfolio (8/03)                               2005        0.980           0.987                 814,713
                                                               2004        0.992           0.980                       -
                                                               2003        0.998           0.992                       -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.196           1.271                  92,797
                                                               2004        1.150           1.196                     959
                                                               2003        1.091           1.150                       -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.250           1.311                  94,232
                                                               2004        1.125           1.250                     923
                                                               2003        1.017           1.125                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.248           1.263                 267,730
                                                               2004        1.149           1.248                   1,848
                                                               2003        1.019           1.149                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.332           1.365                 108,781
                                                               2004        1.221           1.332                       -
                                                               2003        1.163           1.221                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.409           1.518                 736,248
                                                               2004        1.215           1.409                  35,367
                                                               2003        1.106           1.215                       -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.222           1.311                 123,823
                                                               2004        1.148           1.222                       -
                                                               2003        1.090           1.148                       -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.200           1.231                 172,964
                                                               2004        1.151           1.200                     955
                                                               2003        1.082           1.151                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.472           1.642            144,008
                                                               2004        1.265           1.472              1,564
                                                               2003        1.030           1.265                  -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.996           0.986             42,144
                                                               2004        0.969           0.996              1,156

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        0.990           0.985             86,199
                                                               2004        0.982           0.990              2,326
                                                               2003        0.971           0.982                  -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.068           1.084              9,898
                                                               2004        1.044           1.068                  -
                                                               2003        1.005           1.044                  -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.080            199,201

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.593           2.145             64,307
                                                               2004        1.372           1.593                  -
                                                               2003        1.157           1.372                  -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.261           1.302            124,969
                                                               2004        1.111           1.261                  -
                                                               2003        1.034           1.111                  -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.060                  -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.379           1.454             15,279
                                                               2004        1.193           1.379                  -
                                                               2003        1.025           1.193                  -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.227           1.272            372,237
                                                               2004        1.131           1.227                  -
                                                               2003        1.004           1.131                  -
   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.998           1.035            114,430

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.129           1.140              10,683
                                                               2004        1.086           1.129                   -
                                                               2003        1.060           1.086                   -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.139           1.133             145,622
                                                               2004        1.081           1.139                   -
                                                               2003        0.993           1.081                   -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.079             446,663

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.060             676,093

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.992           1.045             454,791

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.387           1.563              25,336
                                                               2004        1.197           1.387                   -
                                                               2003        1.066           1.197                   -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.430           1.505             184,070
                                                               2004        1.200           1.430               1,619
                                                               2003        1.080           1.200                   -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.090           1.153             145,525
                                                               2004        1.020           1.090               2,106

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.603           1.802              80,335
                                                               2004        1.211           1.603                   -
                                                               2003        1.050           1.211                   -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.068           1.093              36,466
                                                               2004        1.069           1.068                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.416           1.539              69,673
                                                               2004        1.207           1.416                   -
                                                               2003        1.118           1.207                   -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.299           1.291               1,437
                                                               2004        1.173           1.299                   -
                                                               2003        1.049           1.173                   -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.123           1.126             486,154
                                                               2004        1.044           1.123               3,074
                                                               2003        0.987           1.044                   -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.219           1.248             125,743
                                                               2004        1.119           1.219                   -
                                                               2003        1.039           1.119                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.031              21,725

   Total Return Fund - Class II (8/03)                         2005        1.117           1.125              93,889
                                                               2004        1.052           1.117               3,088
                                                               2003        0.972           1.052                   -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Money Market Portfolio (8/03)                               2005        0.991           0.997              15,391
                                                               2004        1.000           0.991                   -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.062           1.127             102,564
                                                               2004        1.000           1.062                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.101           1.155                   -
                                                               2004        1.000           1.101                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.088           1.101              13,864
                                                               2004        1.000           1.088                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.107           1.134                   -
                                                               2004        1.000           1.107                   -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.153           1.242               6,907
                                                               2004        1.000           1.153               2,400

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.037           1.112                   -
                                                               2004        1.000           1.037                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.065           1.092                   -
                                                               2004        1.000           1.065                   -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.165           1.299             123,786
                                                               2004        1.000           1.165                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.996           0.986                   -
                                                               2004        0.969           0.996                   -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        0.992           0.987              39,202
                                                               2004        1.000           0.992                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.020           1.035               3,976
                                                               2004        1.000           1.020                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.080                   -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.142           1.537                   -
                                                               2004        1.000           1.142                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.132           1.168                   -
                                                               2004        1.000           1.132                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.059               3,937

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.192           1.257                   -
                                                               2004        1.000           1.192                   -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.103           1.143             140,572
                                                               2004        1.000           1.103                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.998           1.035                   -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.060           1.069                   -
                                                               2004        1.000           1.060                   -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.031           1.025                   -
                                                               2004        1.000           1.031                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.079                  -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.059                  -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.992           1.045             40,276

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.180           1.329                  -
                                                               2004        1.000           1.180                  -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.170           1.231                  -
                                                               2004        1.000           1.170                  -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.089           1.152             81,915
                                                               2004        1.020           1.089                  -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.240           1.393                  -
                                                               2004        1.000           1.240                  -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.068           1.092                  -
                                                               2004        1.069           1.068                  -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.137           1.235                  -
                                                               2004        1.000           1.137                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.089           1.082                  -
                                                               2004        1.000           1.089                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.058           1.060            152,594
                                                               2004        1.000           1.058                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.088           1.113            13,647
                                                               2004        1.000           1.088                 -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.030                 -

   Total Return Fund - Class II (8/03)                         2005        1.044           1.052                 -
                                                               2004        1.000           1.044                 -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Money Market Portfolio (8/03)                               2005        0.977           0.982           1,775,830
                                                               2004        0.989           0.977           1,517,985
                                                               2003        1.000           0.989             212,768

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.267           1.344             239,433
                                                               2004        1.219           1.267             231,839
                                                               2003        1.000           1.219                   -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.374           1.441              88,109
                                                               2004        1.238           1.374              61,198
                                                               2003        1.000           1.238                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.312           1.327             513,300
                                                               2004        1.210           1.312             412,137
                                                               2003        1.000           1.210                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.447           1.482             183,010
                                                               2004        1.328           1.447             159,032
                                                               2003        1.000           1.328                   -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.542           1.661             747,851
                                                               2004        1.331           1.542             259,760
                                                               2003        1.000           1.331                   -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.329           1.424             219,097
                                                               2004        1.250           1.329             193,584
                                                               2003        1.000           1.250                   -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.278           1.310             200,351
                                                               2004        1.227           1.278             143,986
                                                               2003        1.000           1.227                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)




                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.634           1.821             285,314
                                                               2004        1.406           1.634             257,164
                                                               2003        1.000           1.406                   -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.996           0.985             155,349
                                                               2004        0.969           0.996             151,439

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        0.997           0.992             394,964
                                                               2004        0.991           0.997             378,667
                                                               2003        1.000           0.991                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.129           1.144             113,260
                                                               2004        1.105           1.129              56,396
                                                               2003        1.000           1.105                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.080             120,069

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.743           2.344             238,202
                                                               2004        1.503           1.743             221,462
                                                               2003        1.000           1.503                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.360           1.402             242,595
                                                               2004        1.199           1.360             206,715
                                                               2003        1.000           1.199                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.059                   -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.475           1.554              60,287
                                                               2004        1.277           1.475              57,687
                                                               2003        1.000           1.277                   -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.308           1.354            486,353
                                                               2004        1.207           1.308            447,061
                                                               2003        1.000           1.207                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.998           1.035              17,916

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.193           1.203              47,528
                                                               2004        1.148           1.193              28,890
                                                               2003        1.000           1.148                   -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.208           1.200             439,689
                                                               2004        1.147           1.208             391,936
                                                               2003        1.000           1.147                   -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.079              16,060

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.059              34,416

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.992           1.044              87,625

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.485           1.672             140,050
                                                               2004        1.283           1.485             154,680
                                                               2003        1.000           1.283                   -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.567           1.649             155,327
                                                               2004        1.317           1.567             104,871
                                                               2003        1.000           1.317               2,410

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.089           1.151             418,063
                                                               2004        1.020           1.089             226,868

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.660           1.864             143,443
                                                               2004        1.255           1.660             118,824
                                                               2003        1.000           1.255                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)




                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.067           1.091            117,618
                                                               2004        1.069           1.067            103,436

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.579           1.715            108,633
                                                               2004        1.348           1.579             67,040
                                                               2003        1.000           1.348              2,360

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.415           1.406             39,375
                                                               2004        1.279           1.415             27,370
                                                               2003        1.000           1.279                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.165           1.166            990,538
                                                               2004        1.084           1.165            890,221
                                                               2003        1.000           1.084                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.291           1.320            412,353
                                                               2004        1.186           1.291            440,802
                                                               2003        1.000           1.186                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.030                  -

   Total Return Fund - Class II (8/03)                         2005        1.176           1.183            105,608
                                                               2004        1.109           1.176             39,985
                                                               2003        1.000           1.109                  -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Money Market Portfolio (8/03)                               2005        0.990           0.995                -
                                                               2004        1.000           0.990                -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.061           1.125                -
                                                               2004        1.000           1.061                -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.100           1.153                -
                                                               2004        1.000           1.100                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.087           1.099                -
                                                               2004        1.000           1.087                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.106           1.132                -
                                                               2004        1.000           1.106                -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.152           1.240                -
                                                               2004        1.000           1.152                -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.036           1.110                -
                                                               2004        1.000           1.036                -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.064           1.090                -
                                                               2004        1.000           1.064                -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.164           1.296                -
                                                               2004        1.000           1.164                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.995           0.984                 -
                                                               2004        0.969           0.995                 -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        0.991           0.986                 -
                                                               2004        1.000           0.991                 -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.019           1.033                 -
                                                               2004        1.000           1.019                 -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.079                 -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.142           1.534                 -
                                                               2004        1.000           1.142                 -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.131           1.166                 -
                                                               2004        1.000           1.131                 -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.058                 -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.191           1.254                 -
                                                               2004        1.000           1.191                 -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.102           1.141                 -
                                                               2004        1.000           1.102                 -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.998           1.034                 -

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.059           1.067                 -
                                                               2004        1.000           1.059                 -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.030           1.023                -
                                                               2004        1.000           1.030                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.078                 -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.058                 -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.992           1.044                 -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.179           1.326                 -
                                                               2004        1.000           1.179                 -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.169           1.229                 -
                                                               2004        1.000           1.169                 -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.088           1.150                 -
                                                               2004        1.020           1.088                 -

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.239           1.391                 -
                                                               2004        1.000           1.239                 -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.067           1.090                 -
                                                               2004        1.069           1.067                 -

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.136           1.233                 -
                                                               2004        1.000           1.136                 -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.088           1.081                 -
                                                               2004        1.000           1.088                 -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.057           1.058                 -
                                                               2004        1.000           1.057                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.087           1.111                -
                                                               2004        1.000           1.087                -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.030                -

   Total Return Fund - Class II (8/03)                         2005        1.044           1.050                -
                                                               2004        1.000           1.044                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.40%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Money Market Portfolio (8/03)                               2005        0.994           0.998            458,511
                                                               2004        1.000           0.994            122,820

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.054           1.118             23,388
                                                               2004        1.000           1.054                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.065           1.115             39,201
                                                               2004        1.000           1.065                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.072           1.083             94,472
                                                               2004        1.000           1.072                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.085           1.110             76,638
                                                               2004        1.000           1.085                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.156           1.243            187,867
                                                               2004        1.000           1.156                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.052           1.127             40,456
                                                               2004        1.000           1.052                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.047           1.071             46,625
                                                               2004        1.000           1.047                  -

   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.169           1.301             55,138
                                                               2004        1.000           1.169              2,321

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.992           0.980              15,212
                                                               2004        1.000           0.992                   -

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        1.032           1.026              78,599
                                                               2004        1.000           1.032                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.026           1.039              22,643
                                                               2004        1.000           1.026                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.079              59,343

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.295           1.740              47,247
                                                               2004        1.000           1.295                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.125           1.159              15,320
                                                               2004        1.000           1.125                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.058               6,416

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.177           1.239               3,465
                                                               2004        1.000           1.177                   -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.090           1.128              58,049
                                                               2004        1.000           1.090                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.998           1.034              52,770

   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.081           1.089              32,329
                                                               2004        1.000           1.081                   -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.085           1.077             57,814
                                                               2004        1.000           1.085                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.078             6,528

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.058           479,159

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.992           1.043           117,343

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.170           1.316            11,665
                                                               2004        1.000           1.170                 -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.143           1.202            75,530
                                                               2004        1.000           1.143             5,968

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.070           1.130            87,350
                                                               2004        1.000           1.070             6,264

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.308           1.467            22,459
                                                               2004        1.000           1.308                 -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.010           1.032            20,729
                                                               2004        1.000           1.010             5,339

   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.154           1.251            17,922
                                                               2004        1.000           1.154                 -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.108           1.099             8,302
                                                               2004        1.000           1.108                 -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.098           1.099           101,278
                                                               2004        1.000           1.098             3,638

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.086           1.110              70,137
                                                               2004        1.000           1.086                   -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.976           1.029                   -

   Total Return Fund - Class II (8/03)                         2005        1.053           1.059              34,644
                                                               2004        1.000           1.053                   -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.50%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Money Market Portfolio (8/03)                               2005        0.973           0.977            252,478
                                                               2004        0.988           0.973            275,155
                                                               2003        1.000           0.988                  -

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2005        1.263           1.337             19,215
                                                               2004        1.217           1.263             16,168
                                                               2003        1.000           1.217                  -

   AIM V.I. Mid Cap Core Equity Fund - Series II (8/03)        2005        1.370           1.433              4,619
                                                               2004        1.237           1.370              3,183
                                                               2003        1.000           1.237                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (7/03)                                               2005        1.308           1.319             15,015
                                                               2004        1.208           1.308             14,695
                                                               2003        1.000           1.208                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (9/03)                                               2005        1.442           1.474             12,606
                                                               2004        1.326           1.442             10,525
                                                               2003        1.000           1.326                  -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.537           1.652             24,110
                                                               2004        1.330           1.537             19,494
                                                               2003        1.000           1.330                  -

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund - Class
   II Shares (9/03)                                            2005        1.325           1.417             15,191
                                                               2004        1.249           1.325             18,591
                                                               2003        1.000           1.249                  -

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (9/03)                                               2005        1.274           1.303              7,447
                                                               2004        1.225           1.274              8,271
                                                               2003        1.000           1.225                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Oppenheimer Global Securities Fund/VA - Service Shares
   (8/03)                                                      2005        1.628           1.811              16,318
                                                               2004        1.404           1.628              16,442
                                                               2003        1.000           1.404                   -

Pioneer Variable Contracts Trust
   Pioneer  AmPac Growth VCT Portfolio - Class II (5/04)       2005        0.994           0.981                   -
                                                               2004        0.969           0.994               4,896

   Pioneer America Income VCT Portfolio - Class II Shares
   (11/03)                                                     2005        0.994           0.987              19,355
                                                               2004        0.989           0.994              19,893
                                                               2003        1.000           0.989                   -

   Pioneer Balanced VCT Portfolio - Class II Shares (10/03)    2005        1.125           1.138               3,764
                                                               2004        1.103           1.125               3,766
                                                               2003        1.000           1.103                   -

   Pioneer Cullen Value VCT Portfolio - Class II Shares
   (4/05)                                                      2005        0.994           1.078                   -

   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.737           2.331              13,163
                                                               2004        1.501           1.737              15,206
                                                               2003        1.000           1.501                   -

   Pioneer Equity Income VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.355           1.395               2,073
                                                               2004        1.197           1.355               9,677
                                                               2003        1.000           1.197                   -

   Pioneer Equity Opportunity VCT Portfolio - Class II
   Shares (5/05)                                               2005        0.986           1.057                   -

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2005        1.470           1.546                   -
                                                               2004        1.275           1.470               5,245
                                                               2003        1.000           1.275                   -

   Pioneer Fund VCT Portfolio - Class II Shares (8/03)         2005        1.304           1.347              40,763
                                                               2004        1.205           1.304              36,417
                                                               2003        1.000           1.205                   -

   Pioneer Global High Yield VCT Portfolio - Class II
   Shares (4/05)                                               2005        0.998           1.033                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.189           1.197            10,629
                                                               2004        1.146           1.189             7,375
                                                               2003        1.000           1.146                 -

   Pioneer High Yield VCT Portfolio - Class II Shares (8/03)   2005        1.204           1.194            34,918
                                                               2004        1.145           1.204            33,179
                                                               2003        1.000           1.145                 -

   Pioneer Ibbotson Aggressive Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        1.003           1.077                 -

   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class
   II Shares (4/05)                                            2005        0.995           1.057                 -

   Pioneer Ibbotson Moderate Allocation VCT Portfolio -
   Class II Shares (4/05)                                      2005        0.992           1.043                 -

   Pioneer International Value VCT Portfolio - Class II
   Shares (9/03)                                               2005        1.480           1.663             4,250
                                                               2004        1.282           1.480             4,585
                                                               2003        1.000           1.282                 -

   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.562           1.640            20,232
                                                               2004        1.315           1.562            19,694
                                                               2003        1.000           1.315                 -

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class
   II Shares (5/04)                                            2005        1.087           1.147            16,261
                                                               2004        1.020           1.087            24,687

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (7/03)                                               2005        1.655           1.854                 -
                                                               2004        1.253           1.655                 -
                                                               2003        1.000           1.253                 -

   Pioneer Small and Mid Cap Growth VCT Portfolio - Class
   II (4/04)                                                   2005        1.066           1.087                 -
                                                               2004        1.069           1.066                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Small Cap Value VCT Portfolio - Class II Shares
   (9/03)                                                      2005        1.574           1.706              3,735
                                                               2004        1.346           1.574              2,473
                                                               2003        1.000           1.346                  -

   Pioneer Small Company VCT Portfolio - Class II Shares
   (8/03)                                                      2005        1.410           1.398              1,425
                                                               2004        1.277           1.410                  -
                                                               2003        1.000           1.277                  -

   Pioneer Strategic Income VCT Portfolio - Class II Shares
   (7/03)                                                      2005        1.161           1.160             22,403
                                                               2004        1.082           1.161             45,232
                                                               2003        1.000           1.082                  -

   Pioneer Value VCT Portfolio - Class II Shares (9/03)        2005        1.287           1.313             21,722
                                                               2004        1.184           1.287             20,017
                                                               2003        1.000           1.184                  -

Salomon Brothers Variable Series Funds Inc.
   Salomon Brothers Variable All Cap Fund - Class II (4/05)    2005        0.975           1.028                  -

   Total Return Fund - Class II (8/03)                         2005        1.172           1.177             12,393
                                                               2004        1.108           1.172              8,916
                                                               2003        1.000           1.108                  -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 08/05: Pioneer Papp Small and Mid Cap Growth VCT portfolio - Class II Shares changed it name to Pioneer Small and Mid Cap Growth VCT portfolio - Class II Shares.



Effective 08/05: Pioneer Papp America - Pacific Rim Fund VCT - Class II Shares changed it name to Pioneer AmPac Growth VCT portfolio - Class II Shares.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (8/03)                            2005        1.428           1.660                 363,973
                                                               2004        1.215           1.428                  38,929
                                                               2003        1.000           1.215                       -

   High Yield Bond Trust (6/04)                                2005        1.062           1.058                 452,130
                                                               2004        0.990           1.062                 180,567

   Managed Assets Trust (5/04)                                 2005        1.060           1.082                 397,407
                                                               2004        0.981           1.060                 160,497

   Money Market Portfolio (8/03)                               2005        0.987           0.998               2,194,977
                                                               2004        0.993           0.987               1,116,721
                                                               2003        1.000           0.993                  35,690

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.220           1.378                 214,023
                                                               2004        1.145           1.220                 126,144
                                                               2003        1.000           1.145                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.471           1.650                 634,164
                                                               2004        1.319           1.471                 189,860
                                                               2003        1.000           1.319                  11,044

   Growth Fund - Class 2 Shares (6/03)                         2005        1.391           1.589               1,677,478
                                                               2004        1.258           1.391                 731,466
                                                               2003        1.000           1.258                  38,751

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.362           1.418               1,169,363
                                                               2004        1.256           1.362                 496,368
                                                               2003        1.000           1.256                  46,149

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.631           1.719                 693,308
                                                               2004        1.263           1.631                 267,441
                                                               2003        1.000           1.263                  21,207

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.209           1.240                 153,955
                                                               2004        1.170           1.209                  38,401
                                                               2003        1.000           1.170                   1,473

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.405           1.461                 189,226
                                                               2004        1.283           1.405                 109,246
                                                               2003        1.000           1.283                   5,436

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.211           1.312                 227,946
                                                               2004        1.079           1.211                  46,933
                                                               2003        1.000           1.079                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.209           1.309                  95,072
                                                               2004        1.072           1.209                  30,049
                                                               2003        1.000           1.072                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.336           1.452                 199,169
                                                               2004        1.206           1.336                  89,029
                                                               2003        1.000           1.206                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.812           2.270                 234,712
                                                               2004        1.478           1.812                  69,128
                                                               2003        1.000           1.478                   1,493

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.558           1.687                 891,775
                                                               2004        1.337           1.558                 493,997
                                                               2003        1.215           1.337                  66,608

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.513           1.619                 749,480
                                                               2004        1.326           1.513                 300,326
                                                               2003        1.000           1.326                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.312           1.345                 482,698
                                                               2004        1.211           1.312                 308,427
                                                               2003        1.000           1.211                   4,842

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.365           1.474                 127,679
                                                               2004        1.272           1.365                  61,992
                                                               2003        1.000           1.272                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.308           1.333                  90,609
                                                               2004        1.227           1.308                  89,747
                                                               2003        1.000           1.227                  19,180

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.164           1.232                   5,411
                                                               2004        1.093           1.164                   5,393
                                                               2003        1.000           1.093                       -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.337           1.477                       -
                                                               2004        1.191           1.337                       -
                                                               2003        1.000           1.191                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.369           1.502                   2,806
                                                               2004        1.385           1.369                       -
                                                               2003        1.000           1.385                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.287           1.336                       -
                                                               2004        1.253           1.287                       -
                                                               2003        1.000           1.253                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.506           1.540                 178,994
                                                               2004        1.333           1.506                  53,737
                                                               2003        1.000           1.333                   6,277

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.375           1.396                 298,571
                                                               2004        1.242           1.375                  74,664
                                                               2003        1.000           1.242                   2,811

   Mid-Cap Value Portfolio (6/03)                              2005        1.533           1.631                 540,762
                                                               2004        1.257           1.533                 150,240
                                                               2003        1.000           1.257                   7,069

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.052           1.094                 196,836
                                                               2004        0.992           1.052                  70,419

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.120           1.124                 837,255
                                                               2004        1.046           1.120                  79,443
                                                               2003        1.000           1.046                   9,049

   Total Return Portfolio - Administrative Class (6/03)        2005        1.044           1.051               1,849,165
                                                               2004        1.012           1.044                 560,048
                                                               2003        1.000           1.012                  75,253

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.476           1.629                   4,302
                                                               2004        1.292           1.476                       -
                                                               2003        1.000           1.292                   3,031

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.773           1.865                 609,535
                                                               2004        1.428           1.773                 249,678
                                                               2003        1.000           1.428                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.394           1.426                 117,707
                                                               2004        1.309           1.394                  97,867
                                                               2003        1.000           1.309                   5,709

   Investors Fund - Class I (8/03)                             2005        1.381           1.447                  78,738
                                                               2004        1.273           1.381                  33,775
                                                               2003        1.000           1.273                   3,304

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Large Cap Growth Fund - Class I (8/03)                      2005        1.291           1.336                 101,328
                                                               2004        1.307           1.291                  66,252
                                                               2003        1.000           1.307                   1,666

   Small Cap Growth Fund - Class I (7/03)                      2005        1.617           1.667                 180,859
                                                               2004        1.429           1.617                 111,799
                                                               2003        1.000           1.429                   1,516

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.282           1.371                 101,910
                                                               2004        1.225           1.282                  66,201
                                                               2003        1.000           1.225                   2,770

   Convertible Securities Portfolio (9/03)                     2005        1.191           1.175                 249,553
                                                               2004        1.140           1.191                 108,887
                                                               2003        1.000           1.140                   6,407

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.487           1.643                 209,344
                                                               2004        1.298           1.487                  84,403
                                                               2003        1.000           1.298                       -

   Equity Income Portfolio (9/03)                              2005        1.333           1.369                 629,572
                                                               2004        1.234           1.333                 313,026
                                                               2003        1.000           1.234                       -

   Federated High Yield Portfolio (7/03)                       2005        1.202           1.212                 139,494
                                                               2004        1.108           1.202                  66,227
                                                               2003        1.000           1.108                   3,324

   Federated Stock Portfolio (10/03)                           2005        1.359           1.407                       -
                                                               2004        1.250           1.359                       -
                                                               2003        1.000           1.250                       -

   Large Cap Portfolio (11/03)                                 2005        1.244           1.329                 126,375
                                                               2004        1.188           1.244                  61,414
                                                               2003        1.000           1.188                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.019           1.100                       -

   Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.030                  50,090

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.067                 409,657

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.077                  62,238

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.046                  25,746

Mercury Large Cap Core Portfolio (6/03)                        2005        1.322           1.456                 102,997
                                                               2004        1.160           1.322                  28,878
                                                               2003        1.000           1.160                       -

MFS Emerging Growth Portfolio (10/03)                          2005        1.325           1.285                       -
                                                               2004        1.196           1.325                  29,496
                                                               2003        1.000           1.196                       -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.437           1.456                 128,456
                                                               2004        1.281           1.437                  50,878
                                                               2003        1.000           1.281                   1,686

MFS Total Return Portfolio (6/03)                              2005        1.233           1.248               1,561,943
                                                               2004        1.125           1.233                 520,821
                                                               2003        1.000           1.125                   9,177

MFS Value Portfolio (5/04)                                     2005        1.111           1.162                 352,813
                                                               2004        0.961           1.111                  64,801

Mondrian International Stock Portfolio (8/03)                  2005        1.439           1.550                 200,295
                                                               2004        1.265           1.439                 125,088
                                                               2003        1.000           1.265                       -

Pioneer Fund Portfolio (6/03)                                  2005        1.301           1.355                  35,262
                                                               2004        1.190           1.301                   1,573
                                                               2003        1.000           1.190                       -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.050                  81,867

Pioneer Strategic Income Portfolio (5/04)                      2005        1.085           1.106                 672,644
                                                               2004        0.971           1.085                 132,431

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Strategic Equity Portfolio (8/03)                           2005        1.330           1.335                  55,357
                                                               2004        1.228           1.330                  39,400
                                                               2003        1.000           1.228                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.106                  14,618

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                  50,508

   Travelers Quality Bond Portfolio (6/03)                     2005        1.030           1.029                 443,383
                                                               2004        1.014           1.030                 182,690
                                                               2003        1.000           1.014                  22,690

   U.S. Government Securities Portfolio (7/04)                 2005        1.046           1.073                 187,213
                                                               2004        1.003           1.046                  47,201

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.993           0.999                  73,814
                                                               2004        0.998           0.993                  73,090
                                                               2003        1.000           0.998                  13,349

   Social Awareness Stock Portfolio (5/04)                     2005        1.045           1.073                  10,923
                                                               2004        0.945           1.045                   9,310

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.454           1.489                 442,808
                                                               2004        1.260           1.454                 136,047
                                                               2003        1.000           1.260                       -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.211           1.284                       -
                                                               2004        1.187           1.211                       -
                                                               2003        1.000           1.187                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.402           1.608                 631,500
                                                               2004        1.239           1.402                 233,917
                                                               2003        1.000           1.239                   5,670

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.179           1.399                 227,980
                                                               2004        1.184           1.179                   5,379
                                                               2003        1.000           1.184                       -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.728           2.005                 893,822
                                                               2004        1.410           1.728                 315,931
                                                               2003        1.000           1.410                   2,732

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (8/03)                            2005        1.427           1.657                       -
                                                               2004        1.215           1.427                       -
                                                               2003        1.000           1.215                       -

   High Yield Bond Trust (6/04)                                2005        1.062           1.057                       -
                                                               2004        0.990           1.062                       -

   Managed Assets Trust (5/04)                                 2005        1.060           1.081                   2,761
                                                               2004        0.981           1.060                   3,195

   Money Market Portfolio (8/03)                               2005        0.986           0.996                       -
                                                               2004        0.993           0.986                       -
                                                               2003        1.000           0.993                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.219           1.376                       -
                                                               2004        1.145           1.219                       -
                                                               2003        1.000           1.145                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.470           1.648                       -
                                                               2004        1.318           1.470                       -
                                                               2003        1.000           1.318                       -

   Growth Fund - Class 2 Shares (6/03)                         2005        1.390           1.587                       -
                                                               2004        1.257           1.390                       -
                                                               2003        1.000           1.257                       -

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.361           1.416                       -
                                                               2004        1.255           1.361                       -
                                                               2003        1.000           1.255                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.630           1.717                   1,701
                                                               2004        1.263           1.630                   2,254
                                                               2003        1.000           1.263                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.208           1.239                       -
                                                               2004        1.170           1.208                       -
                                                               2003        1.000           1.170                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.404           1.459                       -
                                                               2004        1.283           1.404                       -
                                                               2003        1.000           1.283                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.210           1.310                       -
                                                               2004        1.078           1.210                       -
                                                               2003        1.000           1.078                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.208           1.308                       -
                                                               2004        1.072           1.208                       -
                                                               2003        1.000           1.072                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.334           1.450                       -
                                                               2004        1.206           1.334                       -
                                                               2003        1.000           1.206                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.810           2.267                       -
                                                               2004        1.477           1.810                       -
                                                               2003        1.000           1.477                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.556           1.685                  32,159
                                                               2004        1.336           1.556                  36,194
                                                               2003        1.215           1.336                       -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.512           1.617                   2,281
                                                               2004        1.326           1.512                       -
                                                               2003        1.000           1.326                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.311           1.343                    -
                                                               2004        1.210           1.311                    -
                                                               2003        1.000           1.210                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.363           1.472                    -
                                                               2004        1.272           1.363                    -
                                                               2003        1.000           1.272                    -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.307           1.331                    -
                                                               2004        1.227           1.307                    -
                                                               2003        1.000           1.227                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.163           1.231                    -
                                                               2004        1.093           1.163                    -
                                                               2003        1.000           1.093                    -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.336           1.475                    -
                                                               2004        1.190           1.336                    -
                                                               2003        1.000           1.190                    -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.368           1.500                    -
                                                               2004        1.384           1.368                    -
                                                               2003        1.000           1.384                    -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.286           1.334                    -
                                                               2004        1.252           1.286                    -
                                                               2003        1.000           1.252                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.504           1.537                    -
                                                               2004        1.333           1.504                    -
                                                               2003        1.000           1.333                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.374           1.394                     -
                                                               2004        1.241           1.374                     -
                                                               2003        1.000           1.241                     -

   Mid-Cap Value Portfolio (6/03)                              2005        1.532           1.629                 4,441
                                                               2004        1.257           1.532                 5,008
                                                               2003        1.000           1.257                     -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.052           1.093                     -
                                                               2004        0.992           1.052                     -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.119           1.122                     -
                                                               2004        1.045           1.119                     -
                                                               2003        1.000           1.045                     -

   Total Return Portfolio - Administrative Class (6/03)        2005        1.043           1.050                 5,793
                                                               2004        1.012           1.043                 6,530
                                                               2003        1.000           1.012                     -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.475           1.626                     -
                                                               2004        1.292           1.475                     -
                                                               2003        1.000           1.292                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.771           1.863                 1,577
                                                               2004        1.428           1.771                 2,066
                                                               2003        1.000           1.428                     -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.393           1.424                     -
                                                               2004        1.309           1.393                     -
                                                               2003        1.000           1.309                     -

   Investors Fund - Class I (8/03)                             2005        1.380           1.445                     -
                                                               2004        1.272           1.380                     -
                                                               2003        1.000           1.272                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Large Cap Growth Fund - Class I (8/03)                      2005        1.290           1.334                    -
                                                               2004        1.306           1.290                    -
                                                               2003        1.000           1.306                    -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.615           1.665                    -
                                                               2004        1.428           1.615                    -
                                                               2003        1.000           1.428                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.281           1.369                    -
                                                               2004        1.224           1.281                    -
                                                               2003        1.000           1.224                    -

   Convertible Securities Portfolio (9/03)                     2005        1.190           1.173                    -
                                                               2004        1.139           1.190                    -
                                                               2003        1.000           1.139                    -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.485           1.641                    -
                                                               2004        1.298           1.485                    -
                                                               2003        1.000           1.298                    -

   Equity Income Portfolio (9/03)                              2005        1.332           1.367                    -
                                                               2004        1.233           1.332                    -
                                                               2003        1.000           1.233                    -

   Federated High Yield Portfolio (7/03)                       2005        1.201           1.210                    -
                                                               2004        1.107           1.201                    -
                                                               2003        1.000           1.107                    -

   Federated Stock Portfolio (10/03)                           2005        1.358           1.405                    -
                                                               2004        1.250           1.358                    -
                                                               2003        1.000           1.250                    -

   Large Cap Portfolio (11/03)                                 2005        1.243           1.327                5,162
                                                               2004        1.187           1.243                5,822
                                                               2003        1.000           1.187                    -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.019           1.099                    -

   Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.029                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.066                     -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.077                     -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.046                     -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.321           1.454                     -
                                                               2004        1.160           1.321                     -
                                                               2003        1.000           1.160                     -

MFS Emerging Growth Portfolio (10/03)                          2005        1.324           1.284                     -
                                                               2004        1.195           1.324                     -
                                                               2003        1.000           1.195                     -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.436           1.454                     -
                                                               2004        1.280           1.436                     -
                                                               2003        1.000           1.280                     -

MFS Total Return Portfolio (6/03)                              2005        1.232           1.246                 5,156
                                                               2004        1.125           1.232                 5,812
                                                               2003        1.000           1.125                     -

MFS Value Portfolio (5/04)                                     2005        1.110           1.161                     -
                                                               2004        0.961           1.110                     -

Mondrian International Stock Portfolio (8/03)                  2005        1.438           1.548                     -
                                                               2004        1.264           1.438                     -
                                                               2003        1.000           1.264                     -

Pioneer Fund Portfolio (6/03)                                  2005        1.299           1.353                     -
                                                               2004        1.190           1.299                     -
                                                               2003        1.000           1.190                     -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.049                     -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.084           1.105                     -
                                                               2004        0.971           1.084                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Strategic Equity Portfolio (8/03)                           2005        1.329           1.333                       -
                                                               2004        1.227           1.329                       -
                                                               2003        1.000           1.227                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.106                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                       -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.029           1.028                       -
                                                               2004        1.014           1.029                       -
                                                               2003        1.000           1.014                       -

   U.S. Government Securities Portfolio (7/04)                 2005        1.045           1.072                       -
                                                               2004        1.003           1.045                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.992           0.998                       -
                                                               2004        0.998           0.992                       -
                                                               2003        1.000           0.998                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.045           1.072                       -
                                                               2004        0.945           1.045                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.453           1.487                       -
                                                               2004        1.259           1.453                       -
                                                               2003        1.000           1.259                       -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.210           1.283                       -
                                                               2004        1.186           1.210                       -
                                                               2003        1.000           1.186                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.401           1.606                       -
                                                               2004        1.238           1.401                       -
                                                               2003        1.000           1.238                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                         2005        1.178           1.397                       -
                                                               2004        1.184           1.178                       -
                                                               2003        1.000           1.184                       -

Mid Cap Portfolio - Service Class 2 (9/03)                     2005        1.726           2.002                   1,549
                                                               2004        1.409           1.726                   2,121
                                                               2003        1.000           1.409                       -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (8/03)                            2005        1.334           1.549                   3,606
                                                               2004        1.137           1.334                       -
                                                               2003        1.039           1.137                       -

   High Yield Bond Trust (6/04)                                2005        1.061           1.056                       -
                                                               2004        0.990           1.061                       -

   Managed Assets Trust (5/04)                                 2005        1.059           1.081                   9,086
                                                               2004        0.981           1.059                       -

   Money Market Portfolio (8/03)                               2005        0.986           0.997                  16,815
                                                               2004        0.994           0.986                       -
                                                               2003        0.999           0.994                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.175           1.326                       -
                                                               2004        1.105           1.175                       -
                                                               2003        1.000           1.105                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.347           1.509                   9,469
                                                               2004        1.209           1.347                       -
                                                               2003        1.000           1.209                       -

   Growth Fund - Class 2 Shares (6/03)                         2005        1.276           1.456                 166,326
                                                               2004        1.155           1.276                       -
                                                               2003        1.000           1.155                       -

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.249           1.298                  46,586
                                                               2004        1.152           1.249                       -
                                                               2003        1.000           1.152                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.568           1.651                  45,531
                                                               2004        1.215           1.568                       -
                                                               2003        1.065           1.215                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.126           1.154                       -
                                                               2004        1.091           1.126                       -
                                                               2003        1.001           1.091                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.300           1.351                  18,044
                                                               2004        1.189           1.300                       -
                                                               2003        1.062           1.189                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.210           1.309                  61,623
                                                               2004        1.082           1.210                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.246           1.353                  60,555
                                                               2004        1.126           1.246                       -
                                                               2003        1.009           1.126                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.629           2.039                  21,418
                                                               2004        1.330           1.629                       -
                                                               2003        1.095           1.330                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.417           1.534                   7,671
                                                               2004        1.217           1.417                       -
                                                               2003        1.107           1.217                       -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.353           1.446                 140,548
                                                               2004        1.187           1.353                       -
                                                               2003        1.022           1.187                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.220           1.249                25,209
                                                               2004        1.127           1.220                     -
                                                               2003        1.000           1.127                     -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.239           1.338                 7,846
                                                               2004        1.156           1.239                     -
                                                               2003        1.024           1.156                     -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.202           1.223                     -
                                                               2004        1.129           1.202                     -
                                                               2003        1.054           1.129                     -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.121           1.185                     -
                                                               2004        1.053           1.121                     -
                                                               2003        1.000           1.053                     -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.249           1.378                     -
                                                               2004        1.114           1.249                     -
                                                               2003        1.023           1.114                     -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.225           1.342                    18
                                                               2004        1.240           1.225                     -
                                                               2003        1.138           1.240                     -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.178           1.222                     -
                                                               2004        1.148           1.178                     -
                                                               2003        1.010           1.148                     -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.389           1.419                     -
                                                               2004        1.231           1.389                     -
                                                               2003        1.062           1.231                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.278           1.296                  97,856
                                                               2004        1.155           1.278                       -
                                                               2003        1.022           1.155                       -

   Mid-Cap Value Portfolio (6/03)                              2005        1.420           1.509                  87,577
                                                               2004        1.165           1.420                       -
                                                               2003        1.000           1.165                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.051           1.092                       -
                                                               2004        0.992           1.051                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.064           1.066                  86,059
                                                               2004        0.994           1.064                       -
                                                               2003        1.000           0.994                       -

   Total Return Portfolio - Administrative Class (6/03)        2005        1.018           1.024                 231,117
                                                               2004        0.988           1.018                       -
                                                               2003        1.000           0.988                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.350           1.488                       -
                                                               2004        1.183           1.350                       -
                                                               2003        1.040           1.183                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.584           1.665                  48,229
                                                               2004        1.278           1.584                       -
                                                               2003        1.000           1.278                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.260           1.288                       -
                                                               2004        1.185           1.260                       -
                                                               2003        1.000           1.185                       -

   Investors Fund - Class I (8/03)                             2005        1.235           1.293                       -
                                                               2004        1.140           1.235                       -
                                                               2003        1.005           1.140                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Large Cap Growth Fund - Class I (8/03)                      2005        1.169           1.208                       -
                                                               2004        1.184           1.169                       -
                                                               2003        1.035           1.184                       -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.445           1.488                       -
                                                               2004        1.278           1.445                       -
                                                               2003        1.085           1.278                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.208           1.290                       -
                                                               2004        1.155           1.208                       -
                                                               2003        1.075           1.155                       -

   Convertible Securities Portfolio (9/03)                     2005        1.131           1.115                       -
                                                               2004        1.084           1.131                       -
                                                               2003        1.020           1.084                       -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.364           1.506                   1,670
                                                               2004        1.192           1.364                       -
                                                               2003        1.082           1.192                       -

   Equity Income Portfolio (9/03)                              2005        1.236           1.268                  25,967
                                                               2004        1.145           1.236                       -
                                                               2003        1.058           1.145                       -

   Federated High Yield Portfolio (7/03)                       2005        1.162           1.170                  52,729
                                                               2004        1.072           1.162                       -
                                                               2003        1.005           1.072                       -

   Federated Stock Portfolio (10/03)                           2005        1.235           1.277                       -
                                                               2004        1.137           1.235                       -
                                                               2003        1.013           1.137                       -

   Large Cap Portfolio (11/03)                                 2005        1.181           1.261                       -
                                                               2004        1.129           1.181                       -
                                                               2003        1.085           1.129                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.019           1.099                       -

   Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.029                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.066                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.076                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.046                       -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.237           1.362                   8,275
                                                               2004        1.087           1.237                       -
                                                               2003        0.993           1.087                       -

MFS Emerging Growth Portfolio (10/03)                          2005        1.228           1.191                       -
                                                               2004        1.109           1.228                       -
                                                               2003        1.079           1.109                       -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.303           1.319                       -
                                                               2004        1.163           1.303                       -
                                                               2003        1.000           1.163                       -

MFS Total Return Portfolio (6/03)                              2005        1.162           1.175                 271,686
                                                               2004        1.062           1.162                       -
                                                               2003        1.000           1.062                       -

MFS Value Portfolio (5/04)                                     2005        1.110           1.160                       -
                                                               2004        0.961           1.110                       -

Mondrian International Stock Portfolio (8/03)                  2005        1.329           1.430                       -
                                                               2004        1.169           1.329                       -
                                                               2003        1.008           1.169                       -

Pioneer Fund Portfolio (6/03)                                  2005        1.231           1.282                       -
                                                               2004        1.128           1.231                       -
                                                               2003        1.000           1.128                       -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.049                  29,525

Pioneer Strategic Income Portfolio (5/04)                      2005        1.084           1.104                  79,985
                                                               2004        0.971           1.084                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Strategic Equity Portfolio (8/03)                           2005        1.237           1.239                     -
                                                               2004        1.142           1.237                     -
                                                               2003        1.063           1.142                     -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.105                     -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                     -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.006           1.004                     -
                                                               2004        0.992           1.006                     -
                                                               2003        1.000           0.992                     -

   U.S. Government Securities Portfolio (7/04)                 2005        1.045           1.071                     -
                                                               2004        1.003           1.045                     -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.992           0.997                31,427
                                                               2004        0.998           0.992                     -
                                                               2003        0.998           0.998                     -

   Social Awareness Stock Portfolio (5/04)                     2005        1.044           1.071                     -
                                                               2004        0.945           1.044                     -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.314           1.343               127,883
                                                               2004        1.139           1.314                     -
                                                               2003        1.000           1.139                     -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.147           1.216                     -
                                                               2004        1.125           1.147                     -
                                                               2003        1.065           1.125                     -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.316           1.508                60,597
                                                               2004        1.164           1.316                     -
                                                               2003        1.000           1.164                     -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.091           1.293                       -
                                                               2004        1.097           1.091                       -
                                                               2003        1.021           1.097                       -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.555           1.802                   9,033
                                                               2004        1.270           1.555                       -
                                                               2003        1.127           1.270                       -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (8/03)                            2005        1.423           1.651                  50,537
                                                               2004        1.214           1.423                   1,749
                                                               2003        1.000           1.214                       -

   High Yield Bond Trust (6/04)                                2005        1.060           1.054                 146,550
                                                               2004        0.990           1.060                  66,598

   Managed Assets Trust (5/04)                                 2005        1.059           1.079                  56,421
                                                               2004        0.981           1.059                  49,466

   Money Market Portfolio (8/03)                               2005        0.983           0.993                 581,206
                                                               2004        0.992           0.983                 747,359
                                                               2003        1.000           0.992                   1,126

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.216           1.370                   5,794
                                                               2004        1.144           1.216                       -
                                                               2003        1.000           1.144                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.466           1.641                  90,856
                                                               2004        1.317           1.466                  36,782
                                                               2003        1.000           1.317                   3,650

   Growth Fund - Class 2 Shares (6/03)                         2005        1.387           1.581                 327,945
                                                               2004        1.256           1.387                 153,257
                                                               2003        1.000           1.256                   3,708

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.358           1.410                 446,933
                                                               2004        1.254           1.358                 284,276
                                                               2003        1.000           1.254                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.626           1.710                 144,641
                                                               2004        1.261           1.626                  33,406
                                                               2003        1.000           1.261                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.205           1.234                   4,906
                                                               2004        1.169           1.205                   5,140
                                                               2003        1.000           1.169                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.400           1.454                  15,926
                                                               2004        1.282           1.400                   9,592
                                                               2003        1.000           1.282                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.208           1.306                 204,032
                                                               2004        1.078           1.208                  31,768
                                                               2003        1.000           1.078                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.206           1.304                 131,373
                                                               2004        1.072           1.206                  34,501
                                                               2003        1.000           1.072                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.331           1.444                  88,340
                                                               2004        1.204           1.331                  20,572
                                                               2003        1.000           1.204                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.806           2.258                 144,405
                                                               2004        1.476           1.806                  18,650
                                                               2003        1.000           1.476                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.553           1.678                 282,370
                                                               2004        1.335           1.553                 187,836
                                                               2003        1.215           1.335                       -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.508           1.611                 119,887
                                                               2004        1.325           1.508                   6,070
                                                               2003        1.000           1.325                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.308           1.338                  14,109
                                                               2004        1.209           1.308                     228
                                                               2003        1.000           1.209                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.360           1.467                  12,425
                                                               2004        1.271           1.360                       -
                                                               2003        1.000           1.271                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.304           1.326                   6,007
                                                               2004        1.226           1.304                   6,019
                                                               2003        1.000           1.226                   4,498

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.160           1.226                   6,803
                                                               2004        1.092           1.160                   6,769
                                                               2003        1.000           1.092                   4,105

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.333           1.469                       -
                                                               2004        1.189           1.333                       -
                                                               2003        1.000           1.189                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.365           1.494                       -
                                                               2004        1.383           1.365                       -
                                                               2003        1.000           1.383                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.283           1.329                       -
                                                               2004        1.251           1.283                       -
                                                               2003        1.000           1.251                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.501           1.531                  35,014
                                                               2004        1.331           1.501                       -
                                                               2003        1.000           1.331                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.371           1.389                  60,328
                                                               2004        1.240           1.371                   4,534
                                                               2003        1.000           1.240                       -

   Mid-Cap Value Portfolio (6/03)                              2005        1.528           1.623                 231,846
                                                               2004        1.255           1.528                  37,728
                                                               2003        1.000           1.255                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.051           1.090                  87,788
                                                               2004        0.992           1.051                  31,878

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.116           1.118                  93,382
                                                               2004        1.044           1.116                   9,422
                                                               2003        1.000           1.044                   1,491

   Total Return Portfolio - Administrative Class (6/03)        2005        1.040           1.046                 169,122
                                                               2004        1.011           1.040                  75,474
                                                               2003        1.000           1.011                   2,745

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.471           1.620                       -
                                                               2004        1.291           1.471                       -
                                                               2003        1.000           1.291                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.767           1.855                  95,187
                                                               2004        1.427           1.767                  31,962
                                                               2003        1.000           1.427                   3,895

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.390           1.419                  26,463
                                                               2004        1.308           1.390                  16,740
                                                               2003        1.000           1.308                   3,626

   Investors Fund - Class I (8/03)                             2005        1.377           1.439                  18,948
                                                               2004        1.271           1.377                  15,274
                                                               2003        1.000           1.271                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Large Cap Growth Fund - Class I (8/03)                      2005        1.287           1.329                  11,969
                                                               2004        1.305           1.287                   6,453
                                                               2003        1.000           1.305                       -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.611           1.659                  57,072
                                                               2004        1.427           1.611                  16,091
                                                               2003        1.000           1.427                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.278           1.364                  39,266
                                                               2004        1.223           1.278                  29,462
                                                               2003        1.000           1.223                       -

   Convertible Securities Portfolio (9/03)                     2005        1.187           1.169                  19,778
                                                               2004        1.138           1.187                   7,799
                                                               2003        1.000           1.138                       -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.482           1.634                 122,892
                                                               2004        1.297           1.482                  31,303
                                                               2003        1.000           1.297                       -

   Equity Income Portfolio (9/03)                              2005        1.328           1.362                 140,411
                                                               2004        1.232           1.328                  56,633
                                                               2003        1.000           1.232                       -

   Federated High Yield Portfolio (7/03)                       2005        1.198           1.206                 102,366
                                                               2004        1.106           1.198                  49,034
                                                               2003        1.000           1.106                       -

   Federated Stock Portfolio (10/03)                           2005        1.354           1.399                  21,929
                                                               2004        1.248           1.354                  14,652
                                                               2003        1.000           1.248                       -

   Large Cap Portfolio (11/03)                                 2005        1.240           1.322                  15,116
                                                               2004        1.186           1.240                  14,801
                                                               2003        1.000           1.186                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.019           1.098                       -

   Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.028                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.065                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.076                  41,561

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.045                       -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.318           1.449                 104,855
                                                               2004        1.159           1.318                  50,116
                                                               2003        1.000           1.159                       -

MFS Emerging Growth Portfolio (10/03)                          2005        1.321           1.281                       -
                                                               2004        1.194           1.321                   6,476
                                                               2003        1.000           1.194                       -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.432           1.448                  51,424
                                                               2004        1.279           1.432                   5,006
                                                               2003        1.000           1.279                   4,097

MFS Total Return Portfolio (6/03)                              2005        1.229           1.241                 312,718
                                                               2004        1.124           1.229                 191,205
                                                               2003        1.000           1.124                  13,777

MFS Value Portfolio (5/04)                                     2005        1.109           1.158                 286,064
                                                               2004        0.961           1.109                  91,359

Mondrian International Stock Portfolio (8/03)                  2005        1.435           1.542                  59,434
                                                               2004        1.263           1.435                  29,191
                                                               2003        1.000           1.263                       -

Pioneer Fund Portfolio (6/03)                                  2005        1.296           1.348                   6,189
                                                               2004        1.189           1.296                   6,200
                                                               2003        1.000           1.189                   3,919

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.048                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.083           1.102                 107,892
                                                               2004        0.970           1.083                  65,593

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Strategic Equity Portfolio (8/03)                           2005        1.326           1.327                  20,293
                                                               2004        1.226           1.326                  20,021
                                                               2003        1.000           1.226                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.105                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                       -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.027           1.024                  48,613
                                                               2004        1.013           1.027                  29,044
                                                               2003        1.000           1.013                   4,268

   U.S. Government Securities Portfolio (7/04)                 2005        1.044           1.069                 321,895
                                                               2004        1.002           1.044                  51,413

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.990           0.995                  34,880
                                                               2004        0.998           0.990                  10,163
                                                               2003        1.000           0.998                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.044           1.069                  26,039
                                                               2004        0.945           1.044                  17,765

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.450           1.481                 221,305
                                                               2004        1.258           1.450                  13,821
                                                               2003        1.000           1.258                   3,744

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.207           1.278                       -
                                                               2004        1.185           1.207                       -
                                                               2003        1.000           1.185                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.398           1.600                 172,203
                                                               2004        1.237           1.398                  29,571
                                                               2003        1.000           1.237                   3,789

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                         2005        1.175           1.392                  20,089
                                                               2004        1.183           1.175                   3,414
                                                               2003        1.000           1.183                       -

Mid Cap Portfolio - Service Class 2 (9/03)                     2005        1.722           1.994                 240,547
                                                               2004        1.408           1.722                  79,153
                                                               2003        1.000           1.408                       -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (8/03)                            2005        1.422           1.649               1,479,766
                                                               2004        1.213           1.422                 599,737
                                                               2003        1.000           1.213                       -

   High Yield Bond Trust (6/04)                                2005        1.060           1.053               1,181,479
                                                               2004        0.990           1.060                 319,927

   Managed Assets Trust (5/04)                                 2005        1.058           1.078                 571,912
                                                               2004        0.981           1.058                 330,502

   Money Market Portfolio (8/03)                               2005        0.982           0.991               3,300,924
                                                               2004        0.992           0.982               1,734,183
                                                               2003        1.000           0.992                 209,193

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.215           1.368                 793,672
                                                               2004        1.143           1.215                 469,252
                                                               2003        1.000           1.143                  87,307

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.465           1.639               3,123,402
                                                               2004        1.316           1.465               1,971,785
                                                               2003        1.000           1.316                  65,426

   Growth Fund - Class 2 Shares (6/03)                         2005        1.385           1.579              12,137,545
                                                               2004        1.256           1.385               6,624,019
                                                               2003        1.000           1.256                 122,741

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.357           1.408              10,139,596
                                                               2004        1.253           1.357               5,706,279
                                                               2003        1.000           1.253                  43,217

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.624           1.707               1,779,502
                                                               2004        1.261           1.624               1,122,483
                                                               2003        1.000           1.261                  44,975

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.204           1.232                 529,352
                                                               2004        1.168           1.204                 416,115
                                                               2003        1.000           1.168                 109,773

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.399           1.451               2,057,883
                                                               2004        1.281           1.399               1,346,712
                                                               2003        1.000           1.281                  28,075

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.208           1.305               1,246,905
                                                               2004        1.078           1.208                 332,079
                                                               2003        1.000           1.078                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.206           1.302               1,799,560
                                                               2004        1.071           1.206                 561,404
                                                               2003        1.000           1.071                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.330           1.442               1,875,407
                                                               2004        1.204           1.330                 826,447
                                                               2003        1.000           1.204                  22,515

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.804           2.255               1,316,350
                                                               2004        1.475           1.804                 830,664
                                                               2003        1.000           1.475                   1,590

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.551           1.676               1,971,054
                                                               2004        1.334           1.551                 868,465
                                                               2003        1.214           1.334                 104,988

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.506           1.608               2,209,769
                                                               2004        1.324           1.506               1,231,639
                                                               2003        1.000           1.324                  45,353

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.307           1.336               4,114,469
                                                               2004        1.209           1.307               2,659,892
                                                               2003        1.000           1.209                 158,338

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.359           1.465               1,865,202
                                                               2004        1.270           1.359               1,053,751
                                                               2003        1.000           1.270                  19,886

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.302           1.324                 613,783
                                                               2004        1.225           1.302                 495,859
                                                               2003        1.000           1.225                  17,948

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.159           1.224                 192,832
                                                               2004        1.092           1.159                 169,513
                                                               2003        1.000           1.092                  37,800

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.332           1.467                  97,397
                                                               2004        1.189           1.332                  95,391
                                                               2003        1.000           1.189                   8,070

   Global Technology Portfolio - Service Shares (8/03)         2005        1.363           1.492                 205,963
                                                               2004        1.382           1.363                 169,660
                                                               2003        1.000           1.382                   3,172

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.282           1.327                  84,665
                                                               2004        1.250           1.282                  37,523
                                                               2003        1.000           1.250                  23,765

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.499           1.529               1,251,339
                                                               2004        1.331           1.499                 857,206
                                                               2003        1.000           1.331                  23,413

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.370           1.387               2,869,388
                                                               2004        1.240           1.370               1,520,644
                                                               2003        1.000           1.240                 115,681

   Mid-Cap Value Portfolio (6/03)                              2005        1.527           1.620               2,379,693
                                                               2004        1.255           1.527               1,303,438
                                                               2003        1.000           1.255                  80,924

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.050           1.089                 682,828
                                                               2004        0.992           1.050                 378,303

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.115           1.116               3,225,995
                                                               2004        1.044           1.115               1,976,057
                                                               2003        1.000           1.044                 261,423

   Total Return Portfolio - Administrative Class (6/03)        2005        1.039           1.044               6,067,515
                                                               2004        1.010           1.039               3,393,587
                                                               2003        1.000           1.010                 289,491

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.470           1.618                 135,557
                                                               2004        1.290           1.470                 141,582
                                                               2003        1.000           1.290                  58,031

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.765           1.853               1,882,922
                                                               2004        1.426           1.765                 971,208
                                                               2003        1.000           1.426                  52,490

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.388           1.417               1,044,865
                                                               2004        1.307           1.388                 896,442
                                                               2003        1.000           1.307                  26,477

   Investors Fund - Class I (8/03)                             2005        1.375           1.437                 969,240
                                                               2004        1.271           1.375                 699,397
                                                               2003        1.000           1.271                   3,339

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Large Cap Growth Fund - Class I (8/03)                      2005        1.286           1.327                 942,729
                                                               2004        1.305           1.286                 689,281
                                                               2003        1.000           1.305                  31,437

   Small Cap Growth Fund - Class I (7/03)                      2005        1.610           1.656               1,020,115
                                                               2004        1.426           1.610                 771,298
                                                               2003        1.000           1.426                 132,722

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.277           1.362                 540,556
                                                               2004        1.223           1.277                 411,722
                                                               2003        1.000           1.223                  12,633

   Convertible Securities Portfolio (9/03)                     2005        1.186           1.167                 772,787
                                                               2004        1.138           1.186                 627,967
                                                               2003        1.000           1.138                  17,795

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.480           1.632               1,091,023
                                                               2004        1.296           1.480                 774,866
                                                               2003        1.000           1.296                  29,961

   Equity Income Portfolio (9/03)                              2005        1.327           1.360               2,632,566
                                                               2004        1.232           1.327               1,629,066
                                                               2003        1.000           1.232                  71,218

   Federated High Yield Portfolio (7/03)                       2005        1.197           1.204               1,386,583
                                                               2004        1.106           1.197               1,035,075
                                                               2003        1.000           1.106                 199,446

   Federated Stock Portfolio (10/03)                           2005        1.353           1.397                 311,620
                                                               2004        1.248           1.353                 154,663
                                                               2003        1.000           1.248                       -

   Large Cap Portfolio (11/03)                                 2005        1.238           1.320                 689,915
                                                               2004        1.186           1.238                 518,477
                                                               2003        1.000           1.186                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.019           1.098                  99,439

   Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.028                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.065                 156,637

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.075                 411,172

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.044                       -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.316           1.447                 487,899
                                                               2004        1.158           1.316                 188,089
                                                               2003        1.000           1.158                  23,203

MFS Emerging Growth Portfolio (10/03)                          2005        1.320           1.279                       -
                                                               2004        1.194           1.320                 424,080
                                                               2003        1.000           1.194                  41,150

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.431           1.446               1,079,333
                                                               2004        1.279           1.431                 319,453
                                                               2003        1.000           1.279                  51,741

MFS Total Return Portfolio (6/03)                              2005        1.228           1.240               9,762,209
                                                               2004        1.123           1.228               4,827,696
                                                               2003        1.000           1.123                 374,060

MFS Value Portfolio (5/04)                                     2005        1.109           1.157               1,136,401
                                                               2004        0.961           1.109                 310,303

Mondrian International Stock Portfolio (8/03)                  2005        1.433           1.540                 888,545
                                                               2004        1.263           1.433                 353,043
                                                               2003        1.000           1.263                  12,218

Pioneer Fund Portfolio (6/03)                                  2005        1.295           1.346                 194,985
                                                               2004        1.188           1.295                 105,715
                                                               2003        1.000           1.188                   5,784

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.048                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.083           1.101               2,057,213
                                                               2004        0.970           1.083                 994,140

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Strategic Equity Portfolio (8/03)                           2005        1.325           1.326                 140,591
                                                               2004        1.225           1.325                 129,321
                                                               2003        1.000           1.225                  20,681

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.104                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.106                       -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.026           1.022               1,880,490
                                                               2004        1.013           1.026               1,717,034
                                                               2003        1.000           1.013                 122,184

   U.S. Government Securities Portfolio (7/04)                 2005        1.044           1.068               1,243,133
                                                               2004        1.002           1.044                 432,527

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.990           0.994                 674,780
                                                               2004        0.998           0.990                 347,136
                                                               2003        1.000           0.998                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.043           1.068                 302,015
                                                               2004        0.945           1.043                 183,909

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.448           1.479               2,259,655
                                                               2004        1.258           1.448               1,422,858
                                                               2003        1.000           1.258                 134,028

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.206           1.276                  86,558
                                                               2004        1.185           1.206                  86,646
                                                               2003        1.000           1.185                  20,751

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.396           1.598               3,641,955
                                                               2004        1.237           1.396               2,101,242
                                                               2003        1.000           1.237                  43,662

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.174           1.390                 385,554
                                                               2004        1.182           1.174                 209,768
                                                               2003        1.000           1.182                 100,949

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.720           1.991               3,508,051
                                                               2004        1.407           1.720               1,959,110
                                                               2003        1.000           1.407                  29,632

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (8/03)                            2005        1.330           1.541                    -
                                                               2004        1.135           1.330                    -
                                                               2003        1.039           1.135                    -

   High Yield Bond Trust (6/04)                                2005        1.060           1.053                    -
                                                               2004        0.990           1.060                    -

   Managed Assets Trust (5/04)                                 2005        1.058           1.077                    -
                                                               2004        0.981           1.058                    -

   Money Market Portfolio (8/03)                               2005        0.983           0.992                    -
                                                               2004        0.993           0.983                    -
                                                               2003        0.998           0.993                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.172           1.319                    -
                                                               2004        1.103           1.172                    -
                                                               2003        1.000           1.103                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.343           1.502                    -
                                                               2004        1.207           1.343                    -
                                                               2003        1.000           1.207                    -

   Growth Fund - Class 2 Shares (6/03)                         2005        1.272           1.449                    -
                                                               2004        1.153           1.272                    -
                                                               2003        1.000           1.153                    -

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.245           1.291                    -
                                                               2004        1.151           1.245                    -
                                                               2003        1.000           1.151                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.564           1.643                    -
                                                               2004        1.214           1.564                    -
                                                               2003        1.064           1.214                    -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.122           1.148                    -
                                                               2004        1.090           1.122                    -
                                                               2003        1.000           1.090                    -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.296           1.344                    -
                                                               2004        1.187           1.296                    -
                                                               2003        1.062           1.187                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.207           1.304                    -
                                                               2004        1.081           1.207                    -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.205           1.301                    -
                                                               2004        1.123           1.205                    -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.242           1.346                    -
                                                               2004        1.125           1.242                    -
                                                               2003        1.009           1.125                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.625           2.029                    -
                                                               2004        1.329           1.625                    -
                                                               2003        1.095           1.329                    -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.413           1.526                    -
                                                               2004        1.216           1.413                    -
                                                               2003        1.107           1.216                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.348           1.439                    -
                                                               2004        1.186           1.348                    -
                                                               2003        1.021           1.186                    -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.216           1.243                    -
                                                               2004        1.126           1.216                    -
                                                               2003        1.000           1.126                    -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.235           1.331                    -
                                                               2004        1.155           1.235                    -
                                                               2003        1.023           1.155                    -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.198           1.217                    -
                                                               2004        1.128           1.198                    -
                                                               2003        1.054           1.128                    -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.117           1.179                    -
                                                               2004        1.052           1.117                    -
                                                               2003        1.000           1.052                    -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.245           1.371                    -
                                                               2004        1.112           1.245                    -
                                                               2003        1.022           1.112                    -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.221           1.335                    -
                                                               2004        1.239           1.221                    -
                                                               2003        1.138           1.239                    -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.174           1.215                    -
                                                               2004        1.146           1.174                    -
                                                               2003        1.010           1.146                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.385           1.412                    -
                                                               2004        1.230           1.385                    -
                                                               2003        1.062           1.230                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.274           1.289                    -
                                                               2004        1.154           1.274                    -
                                                               2003        1.022           1.154                    -

   Mid-Cap Value Portfolio (6/03)                              2005        1.415           1.502                    -
                                                               2004        1.164           1.415                    -
                                                               2003        1.000           1.164                    -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.050           1.088                    -
                                                               2004        0.991           1.050                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.060           1.061                    -
                                                               2004        0.993           1.060                    -
                                                               2003        1.000           0.993                    -

   Total Return Portfolio - Administrative Class (6/03)        2005        1.014           1.019                    -
                                                               2004        0.987           1.014                    -
                                                               2003        1.000           0.987                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.346           1.480                    -
                                                               2004        1.182           1.346                    -
                                                               2003        1.039           1.182                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.579           1.657                    -
                                                               2004        1.276           1.579                    -
                                                               2003        1.000           1.276                    -
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.257           1.282                    -
                                                               2004        1.184           1.257                    -
                                                               2003        1.000           1.184                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Investors Fund - Class I (8/03)                             2005        1.232           1.286                    -
                                                               2004        1.138           1.232                    -
                                                               2003        1.005           1.138                    -

   Large Cap Growth Fund - Class I (8/03)                      2005        1.165           1.202                    -
                                                               2004        1.182           1.165                    -
                                                               2003        1.035           1.182                    -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.440           1.481                    -
                                                               2004        1.276           1.440                    -
                                                               2003        1.084           1.276                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.204           1.284                    -
                                                               2004        1.154           1.204                    -
                                                               2003        1.075           1.154                    -

   Convertible Securities Portfolio (9/03)                     2005        1.128           1.110                    -
                                                               2004        1.083           1.128                    -
                                                               2003        1.020           1.083                    -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.359           1.498                    -
                                                               2004        1.191           1.359                    -
                                                               2003        1.081           1.191                    -

   Equity Income Portfolio (9/03)                              2005        1.232           1.262                    -
                                                               2004        1.144           1.232                    -
                                                               2003        1.057           1.144                    -

   Federated High Yield Portfolio (7/03)                       2005        1.158           1.164                    -
                                                               2004        1.070           1.158                    -
                                                               2003        1.005           1.070                    -

   Federated Stock Portfolio (10/03)                           2005        1.231           1.271                    -
                                                               2004        1.136           1.231                    -
                                                               2003        1.012           1.136                    -

   Large Cap Portfolio (11/03)                                 2005        1.177           1.254                    -
                                                               2004        1.127           1.177                    -
                                                               2003        1.084           1.127                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.019           1.097                   -

Managed Allocation Series: Conservative Portfolio (6/05)       2005        1.017           1.028                   -

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.064                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.075                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.044                   -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.233           1.355                   -
                                                               2004        1.086           1.233                   -
                                                               2003        0.993           1.086                   -

MFS Emerging Growth Portfolio (10/03)                          2005        1.224           1.187                   -
                                                               2004        1.108           1.224                   -
                                                               2003        1.078           1.108                   -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.299           1.313                   -
                                                               2004        1.162           1.299                   -
                                                               2003        1.000           1.162                   -

MFS Total Return Portfolio (6/03)                              2005        1.159           1.170                   -
                                                               2004        1.061           1.159                   -
                                                               2003        1.000           1.061                   -

MFS Value Portfolio (5/04)                                     2005        1.108           1.157                   -
                                                               2004        0.961           1.108                   -

Mondrian International Stock Portfolio (8/03)                  2005        1.325           1.423                   -
                                                               2004        1.168           1.325                   -
                                                               2003        1.008           1.168                   -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Pioneer Fund Portfolio (6/03)                               2005        1.227           1.275                    -
                                                               2004        1.127           1.227                    -
                                                               2003        1.000           1.127                    -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.048                    -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.082           1.100                    -
                                                               2004        0.970           1.082                    -

   Strategic Equity Portfolio (8/03)                           2005        1.233           1.233                    -
                                                               2004        1.141           1.233                    -
                                                               2003        1.062           1.141                    -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.104                    -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                    -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.003           0.999                    -
                                                               2004        0.991           1.003                    -
                                                               2003        1.000           0.991                    -

   U.S. Government Securities Portfolio (7/04)                 2005        1.044           1.067                    -
                                                               2004        1.002           1.044                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.989           0.993                    -
                                                               2004        0.998           0.989                    -
                                                               2003        0.998           0.998                    -

   Social Awareness Stock Portfolio (5/04)                     2005        1.043           1.067                    -
                                                               2004        0.945           1.043                    -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.310           1.337                    -
                                                               2004        1.138           1.310                    -
                                                               2003        1.000           1.138                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Enterprise Portfolio - Class II Shares (10/03)              2005        1.144           1.209                   -
                                                               2004        1.124           1.144                   -
                                                               2003        1.064           1.124                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.312           1.501                   -
                                                               2004        1.163           1.312                   -
                                                               2003        1.000           1.163                   -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.088           1.287                   -
                                                               2004        1.096           1.088                   -
                                                               2003        1.021           1.096                   -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.550           1.793                   -
                                                               2004        1.269           1.550                   -
                                                               2003        1.127           1.269                   -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.05%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (8/03)                            2005        1.171           1.356                 699,062
                                                               2004        1.000           1.171                  63,661

   High Yield Bond Trust (6/04)                                2005        1.078           1.070               1,124,786
                                                               2004        1.007           1.078                  77,695

   Managed Assets Trust (5/04)                                 2005        1.073           1.092                 152,729
                                                               2004        1.000           1.073                   8,796

   Money Market Portfolio (8/03)                               2005        0.996           1.004                 715,594
                                                               2004        1.000           0.996                  57,824

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.060           1.193                  18,304
                                                               2004        1.000           1.060                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.115           1.246               1,702,897
                                                               2004        1.000           1.115                  36,102

   Growth Fund - Class 2 Shares (6/03)                         2005        1.088           1.238               4,567,347
                                                               2004        1.000           1.088                 184,806

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.067           1.106               4,472,711
                                                               2004        1.000           1.067                 205,206

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.290           1.354               1,103,659
                                                               2004        1.000           1.290                 226,453

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.024           1.047                 252,647
                                                               2004        1.000           1.024                  11,289

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.095           1.136                 830,596
                                                               2004        1.000           1.095                  87,418

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.119           1.208                 532,942
                                                               2004        1.000           1.119                   2,018

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.121           1.209                 353,528
                                                               2004        1.000           1.121                   2,171

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.102           1.194                 990,685
                                                               2004        1.000           1.102                  25,433

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.264           1.578                 719,538
                                                               2004        1.000           1.264                  26,697

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.158           1.250               1,042,837
                                                               2004        1.000           1.158                  40,221

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.121           1.196               1,110,977
                                                               2004        1.000           1.121                  73,293

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.072           1.094                 973,101
                                                               2004        1.000           1.072                 214,446

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.056           1.137               1,199,983
                                                               2004        1.000           1.056                  62,522

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.067           1.083                 123,100
                                                               2004        1.000           1.067                  34,220

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.070           1.129                       -
                                                               2004        1.000           1.070                       -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.040           1.145                       -
                                                               2004        1.000           1.040                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.054           1.152                  58,032
                                                               2004        1.000           1.054                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.089           1.126                       -
                                                               2004        1.000           1.089                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.128           1.149                 481,216
                                                               2004        1.000           1.128                  29,978

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.101           1.114               1,738,410
                                                               2004        1.000           1.101                  36,909

   Mid-Cap Value Portfolio (6/03)                              2005        1.162           1.233               1,117,938
                                                               2004        1.000           1.162                  10,727

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.064           1.103               1,549,531
                                                               2004        1.000           1.064                 424,626

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.069           1.069               1,035,338
                                                               2004        1.000           1.069                  50,014

   Total Return Portfolio - Administrative Class (6/03)        2005        1.046           1.050               3,392,701
                                                               2004        1.000           1.046                 481,867

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.161           1.276                       -
                                                               2004        1.000           1.161                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.195           1.253               1,448,382
                                                               2004        1.000           1.195                  72,299

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.059           1.079                 363,427
                                                               2004        1.000           1.059                  56,696

   Investors Fund - Class I (8/03)                             2005        1.081           1.129                 230,291
                                                               2004        1.000           1.081                  37,417

   Large Cap Growth Fund - Class I (8/03)                      2005        0.992           1.023                 259,379
                                                               2004        1.000           0.992                  75,803

   Small Cap Growth Fund - Class I (7/03)                      2005        1.168           1.200                 515,489
                                                               2004        1.000           1.168                 102,886

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.056           1.125                 386,995
                                                               2004        1.000           1.056                  39,478

   Convertible Securities Portfolio (9/03)                     2005        1.044           1.027                 154,390
                                                               2004        1.000           1.044                       -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.121           1.234                 263,377
                                                               2004        1.000           1.121                  20,369

   Equity Income Portfolio (9/03)                              2005        1.104           1.130                 764,026
                                                               2004        1.000           1.104                  27,594

   Federated High Yield Portfolio (7/03)                       2005        1.080           1.085                 429,290
                                                               2004        1.000           1.080                  33,286

   Federated Stock Portfolio (10/03)                           2005        1.081           1.116                   2,596
                                                               2004        1.000           1.081                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Large Cap Portfolio (11/03)                                    2005        1.050           1.118               1,276,505
                                                               2004        1.000           1.050                 118,396

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.019           1.097                 198,885

Managed Allocation Series: Conservative Portfolio (6/05)       2005        1.017           1.028                 773,521

Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.064               2,325,431

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.074               1,637,425

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.044                 295,320

Mercury Large Cap Core Portfolio (6/03)                        2005        1.126           1.236                 265,953
                                                               2004        1.000           1.126                       -

MFS Emerging Growth Portfolio (10/03)                          2005        1.083           1.050                       -
                                                               2004        1.000           1.083                  38,923

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.075           1.086                 428,123
                                                               2004        1.000           1.075                 125,343

MFS Total Return Portfolio (6/03)                              2005        1.097           1.107               3,147,940
                                                               2004        1.000           1.097                  65,059

MFS Value Portfolio (5/04)                                     2005        1.128           1.177               1,049,698
                                                               2004        1.000           1.128                  94,777

Mondrian International Stock Portfolio (8/03)                  2005        1.147           1.231                 245,602
                                                               2004        1.000           1.147                  35,228

Pioneer Fund Portfolio (6/03)                                  2005        1.095           1.137                 117,233
                                                               2004        1.000           1.095                       -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.047                 100,497

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2005        1.106           1.123               1,120,559
                                                               2004        1.000           1.106                  24,047

   Strategic Equity Portfolio (8/03)                           2005        1.100           1.099                 100,357
                                                               2004        1.000           1.100                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.104                  16,871

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                   6,935

   Travelers Quality Bond Portfolio (6/03)                     2005        1.033           1.029                 900,413
                                                               2004        1.000           1.033                 395,013

   U.S. Government Securities Portfolio (7/04)                 2005        1.074           1.098               1,225,273
                                                               2004        1.032           1.074                  76,753

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.999           1.002                 256,561
                                                               2004        1.000           0.999                  12,568

   Social Awareness Stock Portfolio (5/04)                     2005        1.077           1.102                  53,178
                                                               2004        1.000           1.077                   9,403

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.133           1.156               2,263,580
                                                               2004        1.000           1.133                  94,256

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.039           1.098                       -
                                                               2004        1.000           1.039                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.109           1.267               1,706,411
                                                               2004        1.000           1.109                 119,920

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.042           1.232                  12,878
                                                               2004        1.000           1.042                   6,188

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.229           1.421               2,230,946
                                                               2004        1.000           1.229                  87,466

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (8/03)                            2005        1.419           1.642                 388,607
                                                               2004        1.212           1.419                 104,463
                                                               2003        1.000           1.212                       -

   High Yield Bond Trust (6/04)                                2005        1.059           1.051                 490,312
                                                               2004        0.990           1.059                 132,910

   Managed Assets Trust (5/04)                                 2005        1.057           1.075               1,341,719
                                                               2004        0.981           1.057                 262,512

   Money Market Portfolio (8/03)                               2005        0.980           0.987               1,995,363
                                                               2004        0.991           0.980               1,392,585
                                                               2003        1.000           0.991                  72,439

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.212           1.363                 287,757
                                                               2004        1.142           1.212                 302,997
                                                               2003        1.000           1.142                  40,785

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.461           1.633               1,456,604
                                                               2004        1.315           1.461                 892,275
                                                               2003        1.000           1.315                  12,605

   Growth Fund - Class 2 Shares (6/03)                         2005        1.382           1.573               5,049,623
                                                               2004        1.255           1.382               2,602,616
                                                               2003        1.000           1.255                  83,113

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.353           1.403               5,980,826
                                                               2004        1.252           1.353               2,605,912
                                                               2003        1.000           1.252                  26,953

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.621           1.701               1,209,970
                                                               2004        1.260           1.621                 560,197
                                                               2003        1.000           1.260                  47,454

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.201           1.227                  93,439
                                                               2004        1.167           1.201                  65,019
                                                               2003        1.000           1.167                   5,498

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.395           1.446               1,181,513
                                                               2004        1.280           1.395                 641,267
                                                               2003        1.000           1.280                  21,213

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.206           1.301               1,394,144
                                                               2004        1.078           1.206                 415,902
                                                               2003        1.000           1.078                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.204           1.298                 952,863
                                                               2004        1.071           1.204                 523,507
                                                               2003        1.000           1.071                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.327           1.436                 811,802
                                                               2004        1.203           1.327                 412,350
                                                               2003        1.000           1.203                  17,717

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.800           2.246                 528,625
                                                               2004        1.474           1.800                 292,718
                                                               2003        1.000           1.474                   3,398

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.547           1.669               1,910,898
                                                               2004        1.333           1.547                 840,583
                                                               2003        1.214           1.333                  14,359

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.503           1.602               1,536,373
                                                               2004        1.323           1.503                 797,277
                                                               2003        1.000           1.323                   1,243

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.304           1.331               1,030,952
                                                               2004        1.208           1.304                 877,263
                                                               2003        1.000           1.208                  37,287

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.356           1.459                 841,232
                                                               2004        1.269           1.356                 442,525
                                                               2003        1.000           1.269                  16,040

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.299           1.319                 144,857
                                                               2004        1.224           1.299                 112,911
                                                               2003        1.000           1.224                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.156           1.219                  52,681
                                                               2004        1.090           1.156                  52,966
                                                               2003        1.000           1.090                       -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.328           1.461                  30,987
                                                               2004        1.188           1.328                  33,248
                                                               2003        1.000           1.188                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.360           1.486                 101,400
                                                               2004        1.381           1.360                  39,464
                                                               2003        1.000           1.381                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.279           1.322                  52,215
                                                               2004        1.249           1.279                  40,007
                                                               2003        1.000           1.249                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.496           1.523                 458,145
                                                               2004        1.330           1.496                 242,441
                                                               2003        1.000           1.330                  22,520

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.366           1.381               2,329,859
                                                               2004        1.239           1.366                 904,055
                                                               2003        1.000           1.239                  34,800

   Mid-Cap Value Portfolio (6/03)                              2005        1.523           1.614               1,463,114
                                                               2004        1.254           1.523                 645,257
                                                               2003        1.000           1.254                   7,892

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.049           1.086                 594,115
                                                               2004        0.991           1.049                  91,380

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.112           1.112               1,373,373
                                                               2004        1.043           1.112                 771,777
                                                               2003        1.000           1.043                  28,541

   Total Return Portfolio - Administrative Class (6/03)        2005        1.037           1.040               4,237,969
                                                               2004        1.009           1.037               1,700,787
                                                               2003        1.000           1.009                  81,011

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.466           1.611                  86,395
                                                               2004        1.289           1.466                  29,664
                                                               2003        1.000           1.289                   3,747

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.761           1.846                 743,357
                                                               2004        1.425           1.761                 384,308
                                                               2003        1.000           1.425                  37,938

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.385           1.411                 480,898
                                                               2004        1.306           1.385                 416,678
                                                               2003        1.000           1.306                  55,335

   Investors Fund - Class I (8/03)                             2005        1.372           1.431                 128,158
                                                               2004        1.269           1.372                 144,040
                                                               2003        1.000           1.269                  25,320

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Large Cap Growth Fund - Class I (8/03)                      2005        1.283           1.322                 262,566
                                                               2004        1.303           1.283                 218,005
                                                               2003        1.000           1.303                   6,042

   Small Cap Growth Fund - Class I (7/03)                      2005        1.606           1.650                 353,493
                                                               2004        1.425           1.606                 234,089
                                                               2003        1.000           1.425                  20,906

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.274           1.356                 252,731
                                                               2004        1.221           1.274                 150,776
                                                               2003        1.000           1.221                       -

   Convertible Securities Portfolio (9/03)                     2005        1.183           1.163                 679,742
                                                               2004        1.137           1.183                 507,688
                                                               2003        1.000           1.137                 150,302

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.477           1.626                 338,567
                                                               2004        1.295           1.477                 171,731
                                                               2003        1.000           1.295                   3,737

   Equity Income Portfolio (9/03)                              2005        1.324           1.354               1,168,539
                                                               2004        1.230           1.324                 484,669
                                                               2003        1.000           1.230                       -

   Federated High Yield Portfolio (7/03)                       2005        1.194           1.199                 639,358
                                                               2004        1.105           1.194                 498,004
                                                               2003        1.000           1.105                  19,555

   Federated Stock Portfolio (10/03)                           2005        1.350           1.392                  58,763
                                                               2004        1.247           1.350                  68,815
                                                               2003        1.000           1.247                  26,121

   Large Cap Portfolio (11/03)                                 2005        1.235           1.315                 477,772
                                                               2004        1.184           1.235                 217,556
                                                               2003        1.000           1.184                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.018           1.097                  26,736

   Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.027                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.064                 256,870

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.074                  42,299

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.043                 330,800

Mercury Large Cap Core Portfolio (6/03)                        2005        1.313           1.441                 918,709
                                                               2004        1.157           1.313                 427,107
                                                               2003        1.000           1.157                       -

MFS Emerging Growth Portfolio (10/03)                          2005        1.316           1.276                       -
                                                               2004        1.193           1.316                 100,698
                                                               2003        1.000           1.193                       -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.427           1.440                 462,304
                                                               2004        1.277           1.427                 191,307
                                                               2003        1.000           1.277                  14,628

MFS Total Return Portfolio (6/03)                              2005        1.225           1.235               3,314,713
                                                               2004        1.122           1.225               1,998,244
                                                               2003        1.000           1.122                  39,388

MFS Value Portfolio (5/04)                                     2005        1.107           1.155                 906,049
                                                               2004        0.961           1.107                 379,836

Mondrian International Stock Portfolio (8/03)                  2005        1.430           1.533                 411,464
                                                               2004        1.262           1.430                 206,669
                                                               2003        1.000           1.262                       -

Pioneer Fund Portfolio (6/03)                                  2005        1.292           1.341                 123,560
                                                               2004        1.187           1.292                  50,281
                                                               2003        1.000           1.187                       -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.047                  17,119

Pioneer Strategic Income Portfolio (5/04)                      2005        1.082           1.098               1,112,446
                                                               2004        0.970           1.082                 417,054

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Strategic Equity Portfolio (8/03)                           2005        1.321           1.320                 122,901
                                                               2004        1.224           1.321                  68,643
                                                               2003        1.000           1.224                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.103                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.105                       -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.023           1.018                 953,872
                                                               2004        1.012           1.023                 559,067
                                                               2003        1.000           1.012                  12,933

   U.S. Government Securities Portfolio (7/04)                 2005        1.043           1.066                 352,220
                                                               2004        1.002           1.043                  83,114

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.988           0.990                 545,836
                                                               2004        0.997           0.988                 307,958
                                                               2003        1.000           0.997                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.042           1.065                  31,218
                                                               2004        0.945           1.042                  11,831

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.445           1.473               1,733,562
                                                               2004        1.256           1.445               1,089,664
                                                               2003        1.000           1.256                  50,511

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.203           1.271                   3,935
                                                               2004        1.183           1.203                   3,938
                                                               2003        1.000           1.183                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.393           1.591               2,120,720
                                                               2004        1.235           1.393                 793,503
                                                               2003        1.000           1.235                  29,165

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.171           1.384                 141,530
                                                               2004        1.181           1.171                  90,277
                                                               2003        1.000           1.181                   7,866

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.716           1.983               1,841,980
                                                               2004        1.406           1.716                 736,376
                                                               2003        1.000           1.406                  59,277

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Capital Appreciation Fund (8/03)                            2005        1.417           1.640                  25,053
                                                               2004        1.212           1.417                       -
                                                               2003        1.000           1.212                       -

   High Yield Bond Trust (6/04)                                2005        1.059           1.050                   4,270
                                                               2004        0.989           1.059                   4,280

   Managed Assets Trust (5/04)                                 2005        1.057           1.074                       -
                                                               2004        0.981           1.057                       -

   Money Market Portfolio (8/03)                               2005        0.979           0.986                  19,711
                                                               2004        0.990           0.979                       -
                                                               2003        1.000           0.990                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.211           1.361                       -
                                                               2004        1.142           1.211                       -
                                                               2003        1.000           1.142                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.460           1.630                  67,290
                                                               2004        1.315           1.460                  65,170
                                                               2003        1.000           1.315                       -

   Growth Fund - Class 2 Shares (6/03)                         2005        1.381           1.570                 280,474
                                                               2004        1.254           1.381                 209,058
                                                               2003        1.000           1.254                   5,869

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.352           1.401                 286,824
                                                               2004        1.252           1.352                 250,388
                                                               2003        1.000           1.252                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.619           1.698                  15,812
                                                               2004        1.259           1.619                  14,722
                                                               2003        1.000           1.259                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.199           1.225                  16,755
                                                               2004        1.167           1.199                  16,134
                                                               2003        1.000           1.167                   6,273

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.394           1.444                  12,992
                                                               2004        1.279           1.394                  13,005
                                                               2003        1.000           1.279                   5,778

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.205           1.299                  20,275
                                                               2004        1.078           1.205                       -
                                                               2003        1.000           1.078                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.203           1.297                  15,868
                                                               2004        1.071           1.203                   1,648
                                                               2003        1.000           1.071                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.325           1.434                   2,386
                                                               2004        1.202           1.325                       -
                                                               2003        1.000           1.202                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.798           2.243                       -
                                                               2004        1.473           1.798                       -
                                                               2003        1.000           1.473                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.546           1.667                  62,143
                                                               2004        1.333           1.546                  58,808
                                                               2003        1.213           1.333                       -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.501           1.600                  32,895
                                                               2004        1.322           1.501                       -
                                                               2003        1.000           1.322                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.302           1.329                  59,105
                                                               2004        1.207           1.302                  50,491
                                                               2003        1.000           1.207                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.354           1.457                     376
                                                               2004        1.268           1.354                     378
                                                               2003        1.000           1.268                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.298           1.317                       -
                                                               2004        1.224           1.298                       -
                                                               2003        1.000           1.224                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.155           1.217                   6,457
                                                               2004        1.090           1.155                   6,465
                                                               2003        1.000           1.090                   6,474

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.327           1.459                       -
                                                               2004        1.187           1.327                       -
                                                               2003        1.000           1.187                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.359           1.484                       -
                                                               2004        1.381           1.359                       -
                                                               2003        1.000           1.381                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.277           1.320                       -
                                                               2004        1.249           1.277                       -
                                                               2003        1.000           1.249                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.494           1.521                  53,278
                                                               2004        1.329           1.494                  45,418
                                                               2003        1.000           1.329                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.365           1.380                  90,320
                                                               2004        1.238           1.365                  65,061
                                                               2003        1.000           1.238                       -

   Mid-Cap Value Portfolio (6/03)                              2005        1.521           1.612                  87,362
                                                               2004        1.253           1.521                  73,136
                                                               2003        1.000           1.253                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.049           1.085                       -
                                                               2004        0.991           1.049                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.111           1.110                  79,651
                                                               2004        1.042           1.111                  37,955
                                                               2003        1.000           1.042                       -

   Total Return Portfolio - Administrative Class (6/03)        2005        1.036           1.039                 174,033
                                                               2004        1.009           1.036                 135,135
                                                               2003        1.000           1.009                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.465           1.609                       -
                                                               2004        1.288           1.465                       -
                                                               2003        1.000           1.288                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.759           1.843                  84,475
                                                               2004        1.424           1.759                  90,101
                                                               2003        1.000           1.424                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.384           1.409                   7,041
                                                               2004        1.305           1.384                       -
                                                               2003        1.000           1.305                       -

   Investors Fund - Class I (8/03)                             2005        1.371           1.429                       -
                                                               2004        1.269           1.371                       -
                                                               2003        1.000           1.269                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Large Cap Growth Fund - Class I (8/03)                      2005        1.282           1.320                   3,657
                                                               2004        1.303           1.282                   3,660
                                                               2003        1.000           1.303                       -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.605           1.647                       -
                                                               2004        1.424           1.605                       -
                                                               2003        1.000           1.424                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.273           1.354                  18,579
                                                               2004        1.221           1.273                  18,594
                                                               2003        1.000           1.221                       -

   Convertible Securities Portfolio (9/03)                     2005        1.182           1.161                  17,971
                                                               2004        1.136           1.182                  17,979
                                                               2003        1.000           1.136                       -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.475           1.623                     800
                                                               2004        1.294           1.475                       -
                                                               2003        1.000           1.294                       -

   Equity Income Portfolio (9/03)                              2005        1.323           1.353                     965
                                                               2004        1.230           1.323                       -
                                                               2003        1.000           1.230                       -

   Federated High Yield Portfolio (7/03)                       2005        1.193           1.198                  67,664
                                                               2004        1.104           1.193                  57,670
                                                               2003        1.000           1.104                       -

   Federated Stock Portfolio (10/03)                           2005        1.348           1.390                       -
                                                               2004        1.246           1.348                       -
                                                               2003        1.000           1.246                       -

   Large Cap Portfolio (11/03)                                 2005        1.234           1.313                   1,048
                                                               2004        1.184           1.234                       -
                                                               2003        1.000           1.184                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.018           1.096                       -

   Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.027                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.063                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.074                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.043                       -

Mercury Large Cap Core Portfolio (6/03)                        2005        1.312           1.439                   7,323
                                                               2004        1.157           1.312                   3,711
                                                               2003        1.000           1.157                       -

MFS Emerging Growth Portfolio (10/03)                          2005        1.315           1.275                       -
                                                               2004        1.192           1.315                       -
                                                               2003        1.000           1.192                       -

MFS Mid Cap Growth Portfolio (6/03)                            2005        1.426           1.438                       -
                                                               2004        1.277           1.426                       -
                                                               2003        1.000           1.277                       -

MFS Total Return Portfolio (6/03)                              2005        1.224           1.233                  23,563
                                                               2004        1.122           1.224                   9,678
                                                               2003        1.000           1.122                       -

MFS Value Portfolio (5/04)                                     2005        1.107           1.154                  67,521
                                                               2004        0.961           1.107                       -

Mondrian International Stock Portfolio (8/03)                  2005        1.429           1.531                     887
                                                               2004        1.261           1.429                       -
                                                               2003        1.000           1.261                       -

Pioneer Fund Portfolio (6/03)                                  2005        1.291           1.339                       -
                                                               2004        1.187           1.291                       -
                                                               2003        1.000           1.187                       -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.047                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.081           1.097                       -
                                                               2004        0.970           1.081                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
   Strategic Equity Portfolio (8/03)                           2005        1.320           1.318                       -
                                                               2004        1.224           1.320                       -
                                                               2003        1.000           1.224                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.103                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.104                       -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.022           1.017                  11,864
                                                               2004        1.011           1.022                 104,938
                                                               2003        1.000           1.011                       -

   U.S. Government Securities Portfolio (7/04)                 2005        1.043           1.065                  32,850
                                                               2004        1.002           1.043                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.987           0.989                       -
                                                               2004        0.997           0.987                       -
                                                               2003        1.000           0.997                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.042           1.065                       -
                                                               2004        0.945           1.042                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.443           1.471                  56,945
                                                               2004        1.256           1.443                       -
                                                               2003        1.000           1.256                       -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.202           1.269                       -
                                                               2004        1.183           1.202                       -
                                                               2003        1.000           1.183                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.392           1.589                       -
                                                               2004        1.235           1.392                       -
                                                               2003        1.000           1.235                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------        ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                         2005        1.170           1.382                       -
                                                               2004        1.181           1.170                       -
                                                               2003        1.000           1.181                       -

Mid Cap Portfolio - Service Class 2 (9/03)                     2005        1.715           1.981                  71,236
                                                               2004        1.405           1.715                  64,896
                                                               2003        1.000           1.405                       -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (8/03)                            2005        1.326           1.534                 667,484
                                                               2004        1.134           1.326                  65,584
                                                               2003        1.039           1.134                       -

   High Yield Bond Trust (6/04)                                2005        1.058           1.049                 324,297
                                                               2004        0.989           1.058                  61,838

   Managed Assets Trust (5/04)                                 2005        1.057           1.073                 679,063
                                                               2004        0.981           1.057                       -

   Money Market Portfolio (8/03)                               2005        0.980           0.987                 814,713
                                                               2004        0.992           0.980                       -
                                                               2003        0.998           0.992                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.168           1.313                       -
                                                               2004        1.102           1.168                       -
                                                               2003        1.000           1.102                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.339           1.494                 704,913
                                                               2004        1.206           1.339                  29,918
                                                               2003        1.000           1.206                       -

   Growth Fund - Class 2 Shares (6/03)                         2005        1.268           1.441               2,263,496
                                                               2004        1.152           1.268                 125,978
                                                               2003        1.000           1.152                       -

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.241           1.285               2,335,087
                                                               2004        1.149           1.241                 111,451
                                                               2003        1.000           1.149                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.559           1.634                 351,748
                                                               2004        1.213           1.559                  74,029
                                                               2003        1.064           1.213                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.119           1.142                 192,118
                                                               2004        1.089           1.119                  11,846
                                                               2003        1.000           1.089                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.292           1.337                 491,235
                                                               2004        1.186           1.292                  50,940
                                                               2003        1.062           1.186                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.204           1.298                 731,113
                                                               2004        1.080           1.204                  13,789

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.202           1.295                 156,261
                                                               2004        1.123           1.202                  33,250

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.238           1.339                 475,900
                                                               2004        1.124           1.238                   3,525
                                                               2003        1.008           1.124                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.620           2.019                 396,666
                                                               2004        1.328           1.620                   3,969
                                                               2003        1.094           1.328                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.409           1.518                 736,248
                                                               2004        1.215           1.409                  35,367
                                                               2003        1.106           1.215                       -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.344           1.432                 985,645
                                                               2004        1.184           1.344                  40,440
                                                               2003        1.021           1.184                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.213           1.237                 595,190
                                                               2004        1.124           1.213                  48,594
                                                               2003        1.000           1.124                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.232           1.324                 339,396
                                                               2004        1.154           1.232                  77,188
                                                               2003        1.023           1.154                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.195           1.211                  35,745
                                                               2004        1.127           1.195                  21,267
                                                               2003        1.053           1.127                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.114           1.173                       -
                                                               2004        1.051           1.114                       -
                                                               2003        1.000           1.051                       -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.242           1.364                       -
                                                               2004        1.111           1.242                       -
                                                               2003        1.022           1.111                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.217           1.329                  75,828
                                                               2004        1.238           1.217                   1,759
                                                               2003        1.137           1.238                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.171           1.209                       -
                                                               2004        1.145           1.171                       -
                                                               2003        1.010           1.145                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.380           1.404                 136,363
                                                               2004        1.228           1.380                   1,848
                                                               2003        1.062           1.228                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.270           1.283                 475,262
                                                               2004        1.153           1.270                   2,656
                                                               2003        1.022           1.153                       -

   Mid-Cap Value Portfolio (6/03)                              2005        1.411           1.494                 519,206
                                                               2004        1.163           1.411                  30,770
                                                               2003        1.000           1.163                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.048           1.085                 280,009
                                                               2004        0.991           1.048                 154,823

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.057           1.056                 547,379
                                                               2004        0.992           1.057                  56,526
                                                               2003        1.000           0.992                       -

   Total Return Portfolio - Administrative Class (6/03)        2005        1.011           1.014               1,733,449
                                                               2004        0.986           1.011                 190,746
                                                               2003        1.000           0.986                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.342           1.473                       -
                                                               2004        1.181           1.342                       -
                                                               2003        1.039           1.181                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.574           1.648                 371,608
                                                               2004        1.275           1.574                  40,231
                                                               2003        1.000           1.275                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.253           1.275                 162,849
                                                               2004        1.182           1.253                  86,014
                                                               2003        1.000           1.182                       -

   Investors Fund - Class I (8/03)                             2005        1.228           1.280                  87,775
                                                               2004        1.137           1.228                  15,160
                                                               2003        1.004           1.137                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Large Cap Growth Fund - Class I (8/03)                      2005        1.161           1.196                 139,717
                                                               2004        1.181           1.161                  22,729
                                                               2003        1.035           1.181                       -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.436           1.474                 156,684
                                                               2004        1.275           1.436                  28,437
                                                               2003        1.084           1.275                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.201           1.277                  95,600
                                                               2004        1.152           1.201                       -
                                                               2003        1.075           1.152                       -

   Convertible Securities Portfolio (9/03)                     2005        1.125           1.104                  67,247
                                                               2004        1.082           1.125                     243
                                                               2003        1.019           1.082                       -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.355           1.491                  76,620
                                                               2004        1.190           1.355                  18,697
                                                               2003        1.081           1.190                       -

   Equity Income Portfolio (9/03)                              2005        1.228           1.255                 651,011
                                                               2004        1.143           1.228                  50,698
                                                               2003        1.056           1.143                       -

   Federated High Yield Portfolio (7/03)                       2005        1.155           1.158                 228,882
                                                               2004        1.069           1.155                  22,125
                                                               2003        1.005           1.069                       -

   Federated Stock Portfolio (10/03)                           2005        1.227           1.264                  31,338
                                                               2004        1.135           1.227                  29,646
                                                               2003        1.012           1.135                       -

   Large Cap Portfolio (11/03)                                 2005        1.174           1.248                 214,259
                                                               2004        1.126           1.174                  33,560
                                                               2003        1.083           1.126                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.018           1.096                 201,791

   Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.027                 104,096

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.063               2,749,098

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.073                 889,770

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000           1.043                       -

Mercury Large Cap Core Portfolio (6/03)                     2005        1.230           1.348                 184,688
                                                            2004        1.085           1.230                   8,859
                                                            2003        0.993           1.085                       -

MFS Emerging Growth Portfolio (10/03)                       2005        1.221           1.183                       -
                                                            2004        1.107           1.221                   4,142
                                                            2003        1.077           1.107                       -

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.296           1.306                 172,863
                                                            2004        1.161           1.296                  30,567
                                                            2003        1.000           1.161                       -

MFS Total Return Portfolio (6/03)                           2005        1.155           1.164               1,063,977
                                                            2004        1.060           1.155                  39,021
                                                            2003        1.000           1.060                       -

MFS Value Portfolio (5/04)                                  2005        1.107           1.153                 275,590
                                                            2004        0.961           1.107                  25,801

Mondrian International Stock Portfolio (8/03)               2005        1.321           1.415                 205,780
                                                            2004        1.167           1.321                  16,678
                                                            2003        1.008           1.167                       -

Pioneer Fund Portfolio (6/03)                               2005        1.224           1.269                 126,854
                                                            2004        1.126           1.224                       -
                                                            2003        1.000           1.126                       -

Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.047                  52,789

Pioneer Strategic Income Portfolio (5/04)                   2005        1.081           1.096                 236,815
                                                            2004        0.970           1.081                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Strategic Equity Portfolio (8/03)                           2005        1.229           1.227                  19,905
                                                               2004        1.140           1.229                       -
                                                               2003        1.062           1.140                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.103                  28,855

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.104                  10,809

   Travelers Quality Bond Portfolio (6/03)                     2005        1.000           0.994                 499,208
                                                               2004        0.989           1.000                 225,445
                                                               2003        1.000           0.989                       -

   U.S. Government Securities Portfolio (7/04)                 2005        1.042           1.064                 196,472
                                                               2004        1.002           1.042                  51,060

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.987           0.988                 449,361
                                                               2004        0.997           0.987                  27,520
                                                               2003        0.997           0.997                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.042           1.064                  78,032
                                                               2004        0.945           1.042                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.306           1.330                 621,961
                                                               2004        1.137           1.306                       -
                                                               2003        1.000           1.137                       -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.140           1.203                       -
                                                               2004        1.123           1.140                       -
                                                               2003        1.064           1.123                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.308           1.493                 893,793
                                                               2004        1.161           1.308                  18,589
                                                               2003        1.000           1.161                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                      2005        1.085           1.280                   4,126
                                                            2004        1.095           1.085                       -
                                                            2003        1.021           1.095                       -

Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.545           1.784                 715,030
                                                            2004        1.267           1.545                  65,385
                                                            2003        1.126           1.267                       -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (8/03)                            2005        1.163           1.345                       -
                                                               2004        1.000           1.163                       -

   High Yield Bond Trust (6/04)                                2005        1.058           1.048                   5,275
                                                               2004        0.989           1.058                   1,669

   Managed Assets Trust (5/04)                                 2005        1.056           1.072                       -
                                                               2004        0.981           1.056                       -

   Money Market Portfolio (8/03)                               2005        0.991           0.997                  15,391
                                                               2004        1.000           0.991                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.084           1.217                       -
                                                               2004        1.000           1.084                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.118           1.247                       -
                                                               2004        1.000           1.118                       -

   Growth Fund - Class 2 Shares (6/03)                         2005        1.101           1.251                   3,091
                                                               2004        1.000           1.101                       -

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.077           1.115                  11,085
                                                               2004        1.000           1.077                   3,331

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.202           1.259                   2,311
                                                               2004        1.000           1.202                     766

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.034           1.056                       -
                                                               2004        1.000           1.034                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.055           1.092                       -
                                                               2004        1.000           1.055                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.113           1.199                     895
                                                               2004        0.999           1.113                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.097           1.182                       -
                                                               2004        1.000           1.097                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.087           1.175                       -
                                                               2004        1.000           1.087                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.180           1.470                       -
                                                               2004        1.000           1.180                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.153           1.242                   6,907
                                                               2004        1.000           1.153                   2,400

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.135           1.208                       -
                                                               2004        1.000           1.135                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.087           1.108                     922
                                                               2004        1.000           1.087                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.040           1.117                       -
                                                               2004        1.000           1.040                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.076           1.091                       -
                                                               2004        1.000           1.076                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.061           1.117                       -
                                                               2004        1.000           1.061                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.065           1.170                       -
                                                               2004        1.000           1.065                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.017           1.109                       -
                                                               2004        1.000           1.017                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.024           1.057                       -
                                                               2004        1.000           1.024                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.115           1.134                       -
                                                               2004        1.000           1.115                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.105           1.116                   1,388
                                                               2004        1.000           1.105                       -

   Mid-Cap Value Portfolio (6/03)                              2005        1.184           1.253                   6,814
                                                               2004        1.000           1.184                   2,336

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.048           1.084                       -
                                                               2004        0.991           1.048                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.020           1.018                   5,409
                                                               2004        1.000           1.020                   1,736

   Total Return Portfolio - Administrative Class (6/03)        2005        1.003           1.005                       -
                                                               2004        1.000           1.003                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.150           1.262                       -
                                                               2004        1.000           1.150                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.180           1.235                   4,533
                                                               2004        1.000           1.180                   1,569

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.053           1.071                       -
                                                               2004        1.000           1.053                       -

   Investors Fund - Class I (8/03)                             2005        1.068           1.113                       -
                                                               2004        1.000           1.068                       -

   Large Cap Growth Fund - Class I (8/03)                      2005        1.004           1.033                       -
                                                               2004        1.000           1.004                       -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.120           1.149                       -
                                                               2004        1.000           1.120                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.063           1.130                       -
                                                               2004        1.000           1.063                       -

   Convertible Securities Portfolio (9/03)                     2005        1.031           1.012                       -
                                                               2004        1.000           1.031                       -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.116           1.227                       -
                                                               2004        1.000           1.116                       -

   Equity Income Portfolio (9/03)                              2005        1.097           1.120                       -
                                                               2004        1.000           1.097                       -

   Federated High Yield Portfolio (7/03)                       2005        1.065           1.068                       -
                                                               2004        1.000           1.065                       -

   Federated Stock Portfolio (10/03)                           2005        1.085           1.117                       -
                                                               2004        1.000           1.085                       -

   Large Cap Portfolio (11/03)                                 2005        1.058           1.124                     938
                                                               2004        1.000           1.058                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.018           1.096                  52,812

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.026                       -

Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.063                 109,162

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.073                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000           1.042                  55,703

Mercury Large Cap Core Portfolio (6/03)                     2005        1.118           1.225                       -
                                                            2004        1.000           1.118                       -

MFS Emerging Growth Portfolio (10/03)                       2005        1.100           1.066                       -
                                                            2004        1.000           1.100                       -

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.098           1.107                       -
                                                            2004        1.000           1.098                       -

MFS Total Return Portfolio (6/03)                           2005        1.080           1.087                       -
                                                            2004        1.000           1.080                       -

MFS Value Portfolio (5/04)                                  2005        1.106           1.152                       -
                                                            2004        0.961           1.106                       -

Mondrian International Stock Portfolio (8/03)               2005        1.139           1.220                     888
                                                            2004        1.000           1.139                       -

Pioneer Fund Portfolio (6/03)                               2005        1.107           1.147                       -
                                                            2004        1.000           1.107                       -

Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.046                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.081           1.095                       -
                                                            2004        0.970           1.081                       -

Strategic Equity Portfolio (8/03)                           2005        1.101           1.099                       -
                                                            2004        1.000           1.101                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.102                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.104                       -

   Travelers Quality Bond Portfolio (6/03)                     2005        0.992           0.986                       -
                                                               2004        1.000           0.992                       -

   U.S. Government Securities Portfolio (7/04)                 2005        1.042           1.063                       -
                                                               2004        1.002           1.042                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.990           0.991                       -
                                                               2004        1.000           0.990                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.041           1.063                       -
                                                               2004        0.945           1.041                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.135           1.156                       -
                                                               2004        1.000           1.135                       -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.043           1.101                       -
                                                               2004        1.000           1.043                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.128           1.287                   6,611
                                                               2004        1.000           1.128                   2,416

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.032           1.217                       -
                                                               2004        1.000           1.032                       -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.199           1.384                       -
                                                               2004        1.000           1.199                       -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (8/03)                            2005        1.414           1.633                  84,745
                                                               2004        1.210           1.414                  21,556
                                                               2003        1.000           1.210                       -

   High Yield Bond Trust (6/04)                                2005        1.058           1.047                  96,846
                                                               2004        0.989           1.058                   8,024

   Managed Assets Trust (5/04)                                 2005        1.056           1.072                  80,520
                                                               2004        0.981           1.056                  78,925

   Money Market Portfolio (8/03)                               2005        0.977           0.982               1,775,830
                                                               2004        0.989           0.977               1,517,985
                                                               2003        1.000           0.989                 212,768

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.208           1.356                  60,669
                                                               2004        1.141           1.208                  77,942
                                                               2003        1.000           1.141                  12,824

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.457           1.624                 336,669
                                                               2004        1.313           1.457                 143,383
                                                               2003        1.000           1.313                  19,633

   Growth Fund - Class 2 Shares (6/03)                         2005        1.377           1.564               1,120,658
                                                               2004        1.253           1.377                 644,130
                                                               2003        1.000           1.253                  32,809

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.349           1.395                 907,897
                                                               2004        1.250           1.349                 566,607
                                                               2003        1.000           1.250                  76,884

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.615           1.692                 471,254
                                                               2004        1.258           1.615                 560,857
                                                               2003        1.000           1.258                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.197           1.221                  86,468
                                                               2004        1.166           1.197                  49,954
                                                               2003        1.000           1.166                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.391           1.438                 161,612
                                                               2004        1.278           1.391                  65,621
                                                               2003        1.000           1.278                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.203           1.295                 283,364
                                                               2004        1.078           1.203                 131,244
                                                               2003        1.000           1.078                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.201           1.293                 242,545
                                                               2004        1.071           1.201                  97,797
                                                               2003        1.000           1.071                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.322           1.429                 245,462
                                                               2004        1.201           1.322                 141,873
                                                               2003        1.000           1.201                  42,877

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.794           2.234                 402,970
                                                               2004        1.472           1.794                  65,791
                                                               2003        1.000           1.472                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.542           1.661                 747,851
                                                               2004        1.331           1.542                 259,760
                                                               2003        1.213           1.331                       -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.498           1.594                 187,715
                                                               2004        1.321           1.498                  42,469
                                                               2003        1.000           1.321                  19,698

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.299           1.324                 173,286
                                                               2004        1.206           1.299                  98,677
                                                               2003        1.000           1.206                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.351           1.451                 114,644
                                                               2004        1.267           1.351                  52,642
                                                               2003        1.000           1.267                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.295           1.311                       -
                                                               2004        1.223           1.295                       -
                                                               2003        1.000           1.223                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.153           1.213                  16,456
                                                               2004        1.089           1.153                  16,913
                                                               2003        1.000           1.089                       -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.324           1.453                  18,961
                                                               2004        1.186           1.324                  18,974
                                                               2003        1.000           1.186                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.355           1.478                   8,768
                                                               2004        1.379           1.355                   6,427
                                                               2003        1.000           1.379                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.274           1.315                       -
                                                               2004        1.248           1.274                       -
                                                               2003        1.000           1.248                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.491           1.515                 147,714
                                                               2004        1.328           1.491                  90,840
                                                               2003        1.000           1.328                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.362           1.374                 366,784
                                                               2004        1.237           1.362                 215,646
                                                               2003        1.000           1.237                       -

   Mid-Cap Value Portfolio (6/03)                              2005        1.518           1.605                 284,853
                                                               2004        1.252           1.518                 196,614
                                                               2003        1.000           1.252                  12,278

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.048           1.083                   6,145
                                                               2004        0.991           1.048                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.108           1.106                 310,580
                                                               2004        1.041           1.108                 135,276
                                                               2003        1.000           1.041                       -

   Total Return Portfolio - Administrative Class (6/03)        2005        1.033           1.034                 594,447
                                                               2004        1.008           1.033                 279,803
                                                               2003        1.000           1.008                  68,242

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.462           1.603                   8,879
                                                               2004        1.287           1.462                   9,265
                                                               2003        1.000           1.287                   8,464

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.755           1.836                 174,902
                                                               2004        1.423           1.755                 719,606
                                                               2003        1.000           1.423                  18,683

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.380           1.404                  49,146
                                                               2004        1.304           1.380                   3,351
                                                               2003        1.000           1.304                       -

   Investors Fund - Class I (8/03)                             2005        1.367           1.424                  57,824
                                                               2004        1.268           1.367                 120,062
                                                               2003        1.000           1.268                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Large Cap Growth Fund - Class I (8/03)                      2005        1.279           1.315                 112,899
                                                               2004        1.302           1.279                  77,833
                                                               2003        1.000           1.302                       -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.601           1.641                 150,971
                                                               2004        1.423           1.601                  88,716
                                                               2003        1.000           1.423                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.270           1.349                  90,099
                                                               2004        1.220           1.270                  47,755
                                                               2003        1.000           1.220                       -

   Convertible Securities Portfolio (9/03)                     2005        1.179           1.156                 123,488
                                                               2004        1.135           1.179                  95,891
                                                               2003        1.000           1.135                  11,348

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.472           1.617                 107,069
                                                               2004        1.293           1.472                  49,334
                                                               2003        1.000           1.293                       -

   Equity Income Portfolio (9/03)                              2005        1.320           1.347                  76,202
                                                               2004        1.229           1.320                  35,278
                                                               2003        1.000           1.229                       -

   Federated High Yield Portfolio (7/03)                       2005        1.190           1.193                 170,816
                                                               2004        1.103           1.190                 147,687
                                                               2003        1.000           1.103                  11,662

   Federated Stock Portfolio (10/03)                           2005        1.345           1.385                       -
                                                               2004        1.245           1.345                       -
                                                               2003        1.000           1.245                       -

   Large Cap Portfolio (11/03)                                 2005        1.231           1.308                  62,941
                                                               2004        1.183           1.231                  12,695
                                                               2003        1.000           1.183                   8,694

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.018           1.095                       -

   Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.026                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.062                 469,242

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.073                 894,456

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000           1.042                   2,205

Mercury Large Cap Core Portfolio (6/03)                     2005        1.309           1.433                 175,362
                                                            2004        1.156           1.309                  61,424
                                                            2003        1.000           1.156                   8,818

MFS Emerging Growth Portfolio (10/03)                       2005        1.312           1.271                       -
                                                            2004        1.191           1.312                  12,699
                                                            2003        1.000           1.191                       -

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.422           1.433                  32,684
                                                            2004        1.276           1.422                  39,526
                                                            2003        1.000           1.276                  23,267

MFS Total Return Portfolio (6/03)                           2005        1.221           1.228                 535,094
                                                            2004        1.121           1.221                 470,295
                                                            2003        1.000           1.121                       -

MFS Value Portfolio (5/04)                                  2005        1.106           1.151                  69,505
                                                            2004        0.961           1.106                  58,987

Mondrian International Stock Portfolio (8/03)               2005        1.425           1.525                 133,861
                                                            2004        1.260           1.425                  72,407
                                                            2003        1.000           1.260                  41,364

Pioneer Fund Portfolio (6/03)                               2005        1.288           1.334                  37,475
                                                            2004        1.186           1.288                  14,897
                                                            2003        1.000           1.186                       -

Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.046                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.080           1.094                 288,785
                                                            2004        0.970           1.080                 231,897

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Strategic Equity Portfolio (8/03)                           2005        1.317           1.313                  23,110
                                                               2004        1.223           1.317                  12,146
                                                               2003        1.000           1.223                  11,483

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.102                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.103                       -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.020           1.013                 499,580
                                                               2004        1.010           1.020                 308,862
                                                               2003        1.000           1.010                  56,488

   U.S. Government Securities Portfolio (7/04)                 2005        1.041           1.062                  30,326
                                                               2004        1.002           1.041                   2,927

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.985           0.986                 557,602
                                                               2004        0.997           0.985                 374,315
                                                               2003        1.000           0.997                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.041           1.062                   3,240
                                                               2004        0.945           1.041                   3,300

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.440           1.465                 131,691
                                                               2004        1.255           1.440                  80,157
                                                               2003        1.000           1.255                  41,132

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.199           1.264                       -
                                                               2004        1.182           1.199                       -
                                                               2003        1.000           1.182                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.388           1.583                 307,231
                                                               2004        1.234           1.388                 120,583
                                                               2003        1.000           1.234                   8,318

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Dynamic Capital Appreciation Portfolio - Service Class 2
(7/03)                                                      2005        1.167           1.377                  57,146
                                                            2004        1.179           1.167                   7,492
                                                            2003        1.000           1.179                       -

Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.710           1.973                 209,941
                                                            2004        1.404           1.710                 101,252
                                                            2003        1.000           1.404                   7,534

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (8/03)                            2005        1.162           1.342                       -
                                                               2004        1.000           1.162                       -

   High Yield Bond Trust (6/04)                                2005        1.057           1.046                       -
                                                               2004        0.989           1.057                       -

   Managed Assets Trust (5/04)                                 2005        1.056           1.071                       -
                                                               2004        0.981           1.056                       -

   Money Market Portfolio (8/03)                               2005        0.990           0.995                       -
                                                               2004        1.000           0.990                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.083           1.215                       -
                                                               2004        1.000           1.083                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.117           1.244                       -
                                                               2004        1.000           1.117                       -

   Growth Fund - Class 2 Shares (6/03)                         2005        1.100           1.248                       -
                                                               2004        1.000           1.100                       -

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.077           1.113                       -
                                                               2004        1.000           1.077                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.201           1.257                       -
                                                               2004        1.000           1.201                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.033           1.054                       -
                                                               2004        1.000           1.033                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.054           1.090                       -
                                                               2004        1.000           1.054                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.112           1.197                       -
                                                               2004        0.999           1.112                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.097           1.179                       -
                                                               2004        1.000           1.097                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.087           1.173                       -
                                                               2004        1.000           1.087                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.179           1.468                       -
                                                               2004        1.000           1.179                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.152           1.240                       -
                                                               2004        1.000           1.152                       -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.134           1.206                       -
                                                               2004        1.000           1.134                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.086           1.106                       -
                                                               2004        1.000           1.086                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.039           1.115                       -
                                                               2004        1.000           1.039                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.076           1.089                       -
                                                               2004        1.000           1.076                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.060           1.115                       -
                                                               2004        1.000           1.060                       -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.064           1.167                       -
                                                               2004        1.000           1.064                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.016           1.107                       -
                                                               2004        1.000           1.016                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.023           1.055                       -
                                                               2004        1.000           1.023                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.114           1.132                       -
                                                               2004        1.000           1.114                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.104           1.114                       -
                                                               2004        1.000           1.104                       -

   Mid-Cap Value Portfolio (6/03)                              2005        1.183           1.251                       -
                                                               2004        1.000           1.183                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.047           1.082                       -
                                                               2004        0.991           1.047                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.019           1.016                       -
                                                               2004        1.000           1.019                       -

   Total Return Portfolio - Administrative Class (6/03)        2005        1.002           1.003                       -
                                                               2004        1.000           1.002                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.149           1.260                       -
                                                               2004        1.000           1.149                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.179           1.233                       -
                                                               2004        1.000           1.179                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.052           1.070                       -
                                                               2004        1.000           1.052                       -

   Investors Fund - Class I (8/03)                             2005        1.067           1.111                       -
                                                               2004        1.000           1.067                       -

   Large Cap Growth Fund - Class I (8/03)                      2005        1.003           1.031                       -
                                                               2004        1.000           1.003                       -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.119           1.146                       -
                                                               2004        1.000           1.119                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.062           1.128                       -
                                                               2004        1.000           1.062                       -

   Convertible Securities Portfolio (9/03)                     2005        1.030           1.010                       -
                                                               2004        1.000           1.030                       -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.115           1.224                       -
                                                               2004        1.000           1.115                       -

   Equity Income Portfolio (9/03)                              2005        1.096           1.118                       -
                                                               2004        1.000           1.096                       -

   Federated High Yield Portfolio (7/03)                       2005        1.064           1.066                       -
                                                               2004        1.000           1.064                       -

   Federated Stock Portfolio (10/03)                           2005        1.084           1.115                       -
                                                               2004        1.000           1.084                       -

   Large Cap Portfolio (11/03)                                 2005        1.057           1.122                       -
                                                               2004        1.000           1.057                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.018           1.095                       -

Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.026                       -

Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.062                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.072                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000           1.042                       -

Mercury Large Cap Core Portfolio (6/03)                     2005        1.118           1.223                       -
                                                            2004        1.000           1.118                       -

MFS Emerging Growth Portfolio (10/03)                       2005        1.099           1.065                       -
                                                            2004        1.000           1.099                       -

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.098           1.105                       -
                                                            2004        1.000           1.098                       -

MFS Total Return Portfolio (6/03)                           2005        1.079           1.085                       -
                                                            2004        1.000           1.079                       -

MFS Value Portfolio (5/04)                                  2005        1.106           1.150                       -
                                                            2004        0.961           1.106                       -

Mondrian International Stock Portfolio (8/03)               2005        1.138           1.218                       -
                                                            2004        1.000           1.138                       -

Pioneer Fund Portfolio (6/03)                               2005        1.106           1.145                       -
                                                            2004        1.000           1.106                       -

Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.046                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.080           1.094                       -
                                                            2004        0.970           1.080                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Strategic Equity Portfolio (8/03)                           2005        1.100           1.097                       -
                                                               2004        1.000           1.100                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.102                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.103                       -

   Travelers Quality Bond Portfolio (6/03)                     2005        0.992           0.984                       -
                                                               2004        1.000           0.992                       -

   U.S. Government Securities Portfolio (7/04)                 2005        1.041           1.061                       -
                                                               2004        1.001           1.041                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.989           0.989                       -
                                                               2004        1.000           0.989                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.040           1.061                       -
                                                               2004        0.945           1.040                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.134           1.153                       -
                                                               2004        1.000           1.134                       -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.043           1.099                       -
                                                               2004        1.000           1.043                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.127           1.285                       -
                                                               2004        1.000           1.127                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.031           1.215                       -
                                                               2004        1.000           1.031                       -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.198           1.381                       -
                                                               2004        1.000           1.198                       -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.40%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (8/03)                            2005        1.169           1.349                  29,056
                                                               2004        1.000           1.169                  19,487

   High Yield Bond Trust (6/04)                                2005        1.076           1.064                  71,060
                                                               2004        1.007           1.076                  13,701

   Managed Assets Trust (5/04)                                 2005        1.071           1.086                  40,781
                                                               2004        1.000           1.071                       -

   Money Market Portfolio (8/03)                               2005        0.994           0.998                 458,511
                                                               2004        1.000           0.994                 122,820

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.058           1.186                   5,922
                                                               2004        1.000           1.058                   6,266

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.113           1.239                  85,749
                                                               2004        1.000           1.113                  49,935

   Growth Fund - Class 2 Shares (6/03)                         2005        1.086           1.231                 517,453
                                                               2004        1.000           1.086                  52,497

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.065           1.100                 613,624
                                                               2004        1.000           1.065                 242,590

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.287           1.347                  78,980
                                                               2004        1.000           1.287                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.022           1.042                  36,374
                                                               2004        1.000           1.022                  11,107

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.093           1.129                  72,211
                                                               2004        1.000           1.093                  12,455

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.116           1.201                 121,159
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.119           1.203                  84,662
                                                               2004        1.000           1.119                  10,114

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.100           1.187                  65,791
                                                               2004        1.000           1.100                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.261           1.569                 124,452
                                                               2004        1.000           1.261                   6,091

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.156           1.243                 187,867
                                                               2004        1.000           1.156                       -

   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.119           1.190                  61,864
                                                               2004        1.000           1.119                  20,151

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.070           1.089                  50,482
                                                               2004        1.000           1.070                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.054           1.131                  27,090
                                                               2004        1.000           1.054                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.065           1.078                   4,417
                                                               2004        1.000           1.065                   4,371

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.068           1.123                       -
                                                               2004        1.000           1.068                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.038           1.139                       -
                                                               2004        1.000           1.038                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.052           1.146                   3,250
                                                               2004        1.000           1.052                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.087           1.120                       -
                                                               2004        1.000           1.087                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.125           1.143                  85,165
                                                               2004        1.000           1.125                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.099           1.108                 129,819
                                                               2004        1.000           1.099                  30,970

   Mid-Cap Value Portfolio (6/03)                              2005        1.160           1.226                 202,144
                                                               2004        1.000           1.160                  23,358

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.062           1.097                   9,457
                                                               2004        1.000           1.062                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.067           1.064                 100,253
                                                               2004        1.000           1.067                  42,235

   Total Return Portfolio - Administrative Class (6/03)        2005        1.044           1.044                 193,559
                                                               2004        1.000           1.044                  62,023

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.159           1.269                       -
                                                               2004        1.000           1.159                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.193           1.246                  50,863
                                                               2004        1.000           1.193                  18,970

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.057           1.074                   7,494
                                                               2004        1.000           1.057                       -

   Investors Fund - Class I (8/03)                             2005        1.079           1.122                       -
                                                               2004        1.000           1.079                       -

   Large Cap Growth Fund - Class I (8/03)                      2005        0.990           1.017                       -
                                                               2004        1.000           0.990                       -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.166           1.194                  29,965
                                                               2004        1.000           1.166                   7,372

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.054           1.119                   9,315
                                                               2004        1.000           1.054                   4,416

   Convertible Securities Portfolio (9/03)                     2005        1.042           1.021                   9,926
                                                               2004        1.000           1.042                       -

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.119           1.228                  22,597
                                                               2004        1.000           1.119                       -

   Equity Income Portfolio (9/03)                              2005        1.102           1.124                  22,556
                                                               2004        1.000           1.102                   2,095

   Federated High Yield Portfolio (7/03)                       2005        1.078           1.079                  36,241
                                                               2004        1.000           1.078                  18,452

   Federated Stock Portfolio (10/03)                           2005        1.079           1.110                   4,249
                                                               2004        1.000           1.079                   4,285

   Large Cap Portfolio (11/03)                                 2005        1.048           1.112                  15,864
                                                               2004        1.000           1.048                  10,882

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.018           1.094                 136,743

   Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.025                  46,682

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.062                  65,767

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.072                 105,427

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000           1.041                  33,375

Mercury Large Cap Core Portfolio (6/03)                     2005        1.124           1.229                 103,401
                                                            2004        1.000           1.124                       -

MFS Emerging Growth Portfolio (10/03)                       2005        1.081           1.048                       -
                                                            2004        1.000           1.081                  14,708

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.073           1.080                  41,239
                                                            2004        1.000           1.073                       -

MFS Total Return Portfolio (6/03)                           2005        1.095           1.101                 100,898
                                                            2004        1.000           1.095                  10,404

MFS Value Portfolio (5/04)                                  2005        1.126           1.170                  53,182
                                                            2004        1.000           1.126                       -

Mondrian International Stock Portfolio (8/03)               2005        1.145           1.224                  37,004
                                                            2004        1.000           1.145                   5,671

Pioneer Fund Portfolio (6/03)                               2005        1.093           1.131                       -
                                                            2004        1.000           1.093                       -

Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.045                       -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.103           1.117                 146,181
                                                            2004        1.000           1.103                  36,748

Strategic Equity Portfolio (8/03)                           2005        1.097           1.093                  10,443
                                                            2004        1.000           1.097                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.101                  14,717

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.103                   1,251

   Travelers Quality Bond Portfolio (6/03)                     2005        1.031           1.023                  51,421
                                                               2004        1.000           1.031                  16,224

   U.S. Government Securities Portfolio (7/04)                 2005        1.072           1.092                  41,496
                                                               2004        1.031           1.072                  24,703

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.997           0.997                 122,309
                                                               2004        1.000           0.997                  38,697

   Social Awareness Stock Portfolio (5/04)                     2005        1.075           1.096                   3,702
                                                               2004        1.000           1.075                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.131           1.149                  51,979
                                                               2004        1.000           1.131                       -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.037           1.093                       -
                                                               2004        1.000           1.037                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.107           1.260                  89,896
                                                               2004        1.000           1.107                  28,719

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.040           1.225                       -
                                                               2004        1.000           1.040                       -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.227           1.414                 148,690
                                                               2004        1.000           1.227                  23,433

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.50%



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Capital Appreciation Fund (8/03)                            2005        1.409           1.625                  36,842
                                                               2004        1.209           1.409                  12,785
                                                               2003        1.000           1.209                       -

   High Yield Bond Trust (6/04)                                2005        1.056           1.044                  39,410
                                                               2004        0.989           1.056                   5,932

   Managed Assets Trust (5/04)                                 2005        1.054           1.068                 152,865
                                                               2004        0.981           1.054                       -

   Money Market Portfolio (8/03)                               2005        0.973           0.977                 252,478
                                                               2004        0.988           0.973                 275,155
                                                               2003        1.000           0.988                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (6/03)                                                      2005        1.204           1.348                     442
                                                               2004        1.139           1.204                   6,543
                                                               2003        1.000           1.139                   6,103

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2005        1.452           1.615                 199,458
                                                               2004        1.312           1.452                 109,939
                                                               2003        1.000           1.312                       -

   Growth Fund - Class 2 Shares (6/03)                         2005        1.373           1.556                 436,293
                                                               2004        1.251           1.373                 364,182
                                                               2003        1.000           1.251                   9,502

   Growth-Income Fund - Class 2 Shares (6/03)                  2005        1.344           1.388                 237,015
                                                               2004        1.249           1.344                 154,796
                                                               2003        1.000           1.249                   9,680

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/03)            2005        1.610           1.683                 156,393
                                                               2004        1.256           1.610                  64,123
                                                               2003        1.000           1.256                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (7/03)                                                      2005        1.193           1.214                     586
                                                               2004        1.164           1.193                     574
                                                               2003        1.000           1.164                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (7/03)                                               2005        1.386           1.430                  41,397
                                                               2004        1.276           1.386                  23,828
                                                               2003        1.000           1.276                   8,717

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (4/04)      2005        1.200           1.290                 107,671
                                                               2004        1.078           1.200                  79,749
                                                               2003        1.000           1.078                       -

   Mercury Value Opportunities V.I. Fund - Class III (1/04)    2005        1.198           1.287                  34,081
                                                               2004        1.071           1.198                  17,589
                                                               2003        1.000           1.071                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2005        1.318           1.421                 164,510
                                                               2004        1.200           1.318                  78,629
                                                               2003        1.000           1.200                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (8/03)                                               2005        1.788           2.222                  47,296
                                                               2004        1.470           1.788                  20,786
                                                               2003        1.000           1.470                       -

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2005        1.537           1.652                  24,110
                                                               2004        1.330           1.537                  19,494
                                                               2003        1.212           1.330                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   Templeton Growth Securities Fund - Class 2 Shares (8/03)    2005        1.493           1.585                 120,257
                                                               2004        1.319           1.493                  66,465
                                                               2003        1.000           1.319                   4,120

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2005        1.295           1.317                 104,169
                                                               2004        1.204           1.295                  98,157
                                                               2003        1.000           1.204                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/03)                                             2005        1.347           1.443                 128,484
                                                               2004        1.265           1.347                  75,088
                                                               2003        1.000           1.265                   9,392

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (10/03)                                              2005        1.291           1.304                       -
                                                               2004        1.221           1.291                       -
                                                               2003        1.000           1.221                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (6/03)                  2005        1.149           1.206                       -
                                                               2004        1.088           1.149                       -
                                                               2003        1.000           1.088                       -

   Global Life Sciences Portfolio - Service Shares (8/03)      2005        1.319           1.446                       -
                                                               2004        1.184           1.319                       -
                                                               2003        1.000           1.184                       -

   Global Technology Portfolio - Service Shares (8/03)         2005        1.351           1.470                       -
                                                               2004        1.377           1.351                       -
                                                               2003        1.000           1.377                       -

   Worldwide Growth Portfolio - Service Shares (8/03)          2005        1.270           1.308                       -
                                                               2004        1.246           1.270                       -
                                                               2003        1.000           1.246                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03)                2005        1.486           1.507                  60,950
                                                               2004        1.326           1.486                  39,933
                                                               2003        1.000           1.326                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2005        1.357           1.367                  93,595
                                                               2004        1.235           1.357                  77,834
                                                               2003        1.000           1.235                       -

   Mid-Cap Value Portfolio (6/03)                              2005        1.513           1.597                  79,954
                                                               2004        1.250           1.513                  44,269
                                                               2003        1.000           1.250                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (6/04)     2005        1.046           1.079                       -
                                                               2004        0.991           1.046                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (6/03)         2005        1.105           1.100                 119,467
                                                               2004        1.040           1.105                  23,112
                                                               2003        1.000           1.040                       -

   Total Return Portfolio - Administrative Class (6/03)        2005        1.030           1.029                  41,317
                                                               2004        1.007           1.030                   5,097
                                                               2003        1.000           1.007                   5,843

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (9/03)                                                      2005        1.457           1.594                       -
                                                               2004        1.285           1.457                       -
                                                               2003        1.000           1.285                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2005        1.749           1.826                  12,335
                                                               2004        1.421           1.749                  10,389
                                                               2003        1.000           1.421                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/03)                               2005        1.376           1.396                  58,406
                                                               2004        1.302           1.376                  26,950
                                                               2003        1.000           1.302                   5,619

   Investors Fund - Class I (8/03)                             2005        1.363           1.416                  30,287
                                                               2004        1.266           1.363                  13,524
                                                               2003        1.000           1.266                   5,804

   Large Cap Growth Fund - Class I (8/03)                      2005        1.274           1.308                  41,715
                                                               2004        1.300           1.274                  14,172
                                                               2003        1.000           1.300                       -

   Small Cap Growth Fund - Class I (7/03)                      2005        1.595           1.632                  30,111
                                                               2004        1.421           1.595                  15,641
                                                               2003        1.000           1.421                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (8/03)                   2005        1.265           1.342                  41,483
                                                               2004        1.218           1.265                  19,084
                                                               2003        1.000           1.218                       -

   Convertible Securities Portfolio (9/03)                     2005        1.175           1.150                 173,605
                                                               2004        1.134           1.175                 100,202
                                                               2003        1.000           1.134                  31,053

   Disciplined Mid Cap Stock Portfolio (8/03)                  2005        1.467           1.608                  41,343
                                                               2004        1.291           1.467                  18,344
                                                               2003        1.000           1.291                       -

   Equity Income Portfolio (9/03)                              2005        1.315           1.340                 369,282
                                                               2004        1.227           1.315                 404,837
                                                               2003        1.000           1.227                       -

   Federated High Yield Portfolio (7/03)                       2005        1.186           1.186                 212,746
                                                               2004        1.102           1.186                  52,673
                                                               2003        1.000           1.102                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
--------------------------------------------------------    ----    -------------   -------------         ---------------
Federated Stock Portfolio (10/03)                           2005        1.341           1.377                       -
                                                            2004        1.243           1.341                   5,987
                                                            2003        1.000           1.243                   5,991

Large Cap Portfolio (11/03)                                 2005        1.227           1.301                   5,835
                                                            2004        1.181           1.227                       -
                                                            2003        1.000           1.181                       -

Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.018           1.094                       -

Managed Allocation Series: Conservative Portfolio (6/05)    2005        1.017           1.025                       -

Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.061                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.071                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000           1.041                       -

Mercury Large Cap Core Portfolio (6/03)                     2005        1.304           1.426                 112,944
                                                            2004        1.154           1.304                  86,722
                                                            2003        1.000           1.154                       -

MFS Emerging Growth Portfolio (10/03)                       2005        1.308           1.267                       -
                                                            2004        1.189           1.308                   2,138
                                                            2003        1.000           1.189                       -

MFS Mid Cap Growth Portfolio (6/03)                         2005        1.418           1.425                   4,389
                                                            2004        1.274           1.418                       -
                                                            2003        1.000           1.274                       -

MFS Total Return Portfolio (6/03)                           2005        1.217           1.222                 226,435
                                                            2004        1.119           1.217                 154,861
                                                            2003        1.000           1.119                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
   MFS Value Portfolio (5/04)                                  2005        1.104           1.147                  91,372
                                                               2004        0.961           1.104                  21,906

   Mondrian International Stock Portfolio (8/03)               2005        1.420           1.517                  37,838
                                                               2004        1.258           1.420                  15,146
                                                               2003        1.000           1.258                       -

   Pioneer Fund Portfolio (6/03)                               2005        1.283           1.327                  14,659
                                                               2004        1.184           1.283                   2,365
                                                               2003        1.000           1.184                       -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.045                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.079           1.091                  20,507
                                                               2004        0.970           1.079                   3,050

   Strategic Equity Portfolio (8/03)                           2005        1.313           1.306                       -
                                                               2004        1.221           1.313                       -
                                                               2003        1.000           1.221                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.101                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.102                       -

   Travelers Quality Bond Portfolio (6/03)                     2005        1.016           1.008                 155,175
                                                               2004        1.009           1.016                 105,941
                                                               2003        1.000           1.009                       -

   U.S. Government Securities Portfolio (7/04)                 2005        1.040           1.058                  48,194
                                                               2004        1.001           1.040                   6,020

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (11/03)                                                     2005        0.983           0.981                  60,512
                                                               2004        0.996           0.983                  39,548
                                                               2003        1.000           0.996                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.039           1.058                   2,670
                                                               2004        0.945           1.039                     437

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------         ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2005        1.435           1.457                     863
                                                               2004        1.253           1.435                     854
                                                               2003        1.000           1.253                       -

   Enterprise Portfolio - Class II Shares (10/03)              2005        1.195           1.257                       -
                                                               2004        1.180           1.195                       -
                                                               2003        1.000           1.180                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2005        1.384           1.574                  38,549
                                                               2004        1.232           1.384                  13,402
                                                               2003        1.000           1.232                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (7/03)                                                      2005        1.164           1.370                  12,692
                                                               2004        1.178           1.164                   4,274
                                                               2003        1.000           1.178                       -

   Mid Cap Portfolio - Service Class 2 (9/03)                  2005        1.705           1.962                 109,220
                                                               2004        1.402           1.705                 109,154
                                                               2003        1.000           1.402                   5,335



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insuranace Series: Growth
- Income Fund - Class 2 Shares and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.



Janus Aspen Series: Balanced Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Global Life Science Portfolio - Service Shares is no longer available to new Contract Owners.



Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is no longer available to new Contract Owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new Contract Owners.



Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is no longer available to new Contract Owners.



AllianceBernstein Large -Cap Growth Portfolio-Class B Shares is no longer available to new Contract Owners.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------  -------------      ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.297           1.490              164,797
                                                               2004        1.068           1.297               26,330
                                                               2003        1.000           1.068                7,638

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.623           2.041              208,118
                                                               2004        1.321           1.623               48,424
                                                               2003        1.000           1.321                6,207

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.438           1.642               53,442
                                                               2004        1.240           1.438               33,832
                                                               2003        1.000           1.240                6,382

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.318           1.411              620,306
                                                               2004        1.173           1.318              409,561
                                                               2003        1.000           1.173              125,518

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.174           1.193               53,735
                                                               2004        1.127           1.174               19,256
                                                               2003        1.000           1.127               59,530

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.498           1.639              420,234
                                                               2004        1.165           1.498              199,876
                                                               2003        1.000           1.165               67,166

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.007              288,873

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------  -------------      ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.228           1.119                   -
                                                               2004        1.129           1.228              26,208
                                                               2003        1.000           1.129                   -

   Capital Growth Portfolio - Class B (8/03)                   2005        1.181           1.260             129,244
                                                               2004        1.117           1.181              42,871
                                                               2003        1.000           1.117              14,597

   Global Discovery Portfolio - Class B (10/03)                2005        1.519           1.763             136,095
                                                               2004        1.255           1.519              74,372
                                                               2003        1.000           1.255                   -

   Growth and Income Portfolio - Class B (7/03)                2005        1.219           1.267             174,890
                                                               2004        1.129           1.219              87,997
                                                               2003        1.000           1.129               1,124

   Health Sciences Portfolio - Class B (7/03)                  2005        1.207           1.282             293,900
                                                               2004        1.125           1.207             187,842
                                                               2003        1.000           1.125                   -

   International Portfolio - Class B (7/03)                    2005        1.356           1.542             261,498
                                                               2004        1.186           1.356             132,055
                                                               2003        1.000           1.186                   -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.996               4,140

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.315           1.418             402,126
                                                               2004        1.157           1.315             138,589
                                                               2003        1.000           1.157                   -

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.042           1.061             253,205
                                                               2004        1.010           1.042             108,334

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.013           1.014             832,827
                                                               2004        0.990           1.013             521,877
                                                               2003        1.000           0.990               3,630

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
---------------------------------------------------------   ----    -------------   -------------      ---------------
Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.328           1.600              322,794
                                                            2004        1.182           1.328               71,208
                                                            2003        1.000           1.182                    -

Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                    2005        1.013           1.018              203,708
                                                            2004        0.997           1.013              113,691
                                                            2003        1.000           0.997                    -

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.077           1.113            1,425,216
                                                            2004        1.013           1.077              567,783

Scudder Growth Portfolio - Class B (8/03)                   2005        1.143           1.100                    -
                                                            2004        1.110           1.143               15,820
                                                            2003        1.000           1.110                  391

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.096           1.142            2,695,021
                                                            2004        1.017           1.096              962,429

Scudder High Income Portfolio - Class B (7/03)              2005        1.205           1.225              408,433
                                                            2004        1.093           1.205              200,926
                                                            2003        1.000           1.093                1,129

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                      2005        1.059           1.087              747,545
                                                            2004        1.010           1.059              526,320

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.403           1.573              194,303
                                                            2004        1.211           1.403               71,402
                                                            2003        1.000           1.211                    -

Scudder Mercury Large Cap Core Portfolio (12/04)            2005        1.037           1.151               23,359

Scudder Mid-Cap Growth Portfolio - Class B (12/03)          2005        1.188           1.339               16,195
                                                            2004        1.166           1.188                6,977
                                                            2003        1.000           1.166                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Money Market Portfolio - Class B (8/03)             2005        0.980           0.987              102,519
                                                            2004        0.992           0.980              434,342
                                                            2003        1.000           0.992                    -

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.290           1.436               35,929
                                                            2004        1.177           1.290                  712
                                                            2003        1.000           1.177               85,792

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.233           1.293              142,920
                                                            2004        1.134           1.233               65,643
                                                            2003        1.000           1.134                    -

Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.050           1.052              452,520
                                                            2004        0.986           1.050              307,547
                                                            2003        1.000           0.986                    -

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.215           1.233               38,553
                                                            2004        1.217           1.215               34,590
                                                            2003        1.000           1.217               54,667

Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.054           1.133              125,494
                                                            2004        1.000           1.054               19,724

Scudder Total Return Portfolio - Class B (7/03)             2005        1.113           1.137              205,025
                                                            2004        1.065           1.113               94,278
                                                            2003        1.000           1.065                5,512

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.270           1.364              731,839
                                                            2004        1.160           1.270              403,848
                                                            2003        1.000           1.160                9,515

SVS Dreman Financial Services Portfolio - Class B (8/03)    2005        1.240           1.213               66,235
                                                            2004        1.131           1.240               21,352
                                                            2003        1.000           1.131                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
SVS Dreman High Return Equity Portfolio - Class B (8/03)    2005        1.301           1.375              994,375
                                                            2004        1.164           1.301              642,212
                                                            2003        1.000           1.164                9,483

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.538           1.660              555,146
                                                            2004        1.246           1.538              262,804
                                                            2003        1.000           1.246               88,505

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                      2005        1.117           1.021                    -
                                                            2004        1.120           1.117               43,718
                                                            2003        1.000           1.120                3,341

SVS Focus Value & Growth Portfolio - Class B (10/03)        2005        1.264           1.181                    -
                                                            2004        1.159           1.264                3,174
                                                            2003        1.000           1.159                3,274

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2005        1.255           1.253              139,634
                                                            2004        1.164           1.255               57,237
                                                            2003        1.000           1.164                3,306

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.226           1.248                    -
                                                            2004        1.134           1.226              116,242
                                                            2003        1.000           1.134               12,472

SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.224           1.345              398,557
                                                            2004        1.121           1.224              150,879
                                                            2003        1.000           1.121              120,428

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                     2005        1.226           1.292              286,054
                                                            2004        1.112           1.226              146,016
                                                            2003        1.000           1.112                    -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.297           1.267              171,733
                                                            2004        1.124           1.297               57,376
                                                            2003        1.000           1.124                5,386

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.185           1.113              266,676
                                                               2004        1.195           1.185               94,902
                                                               2003        1.000           1.195                    -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.321           1.445               93,691
                                                               2004        1.214           1.321               15,793
                                                               2003        1.000           1.214                    -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.091           1.160              201,324
                                                               2004        1.064           1.091              187,147
                                                               2003        1.000           1.064                9,834

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.191           1.337              195,818
                                                               2004        1.123           1.191               94,237
                                                               2003        1.000           1.123                9,111

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.75%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------

AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.296           1.488                    -
                                                               2004        1.068           1.296                    -
                                                               2003        1.000           1.068                    -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.621           2.038                    -
                                                               2004        1.321           1.621                    -
                                                               2003        1.000           1.321                    -

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.437           1.640                    -
                                                               2004        1.239           1.437                    -
                                                               2003        1.000           1.239                    -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.317           1.410               38,076
                                                               2004        1.173           1.317               33,126
                                                               2003        1.000           1.173                    -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.173           1.191                    -
                                                               2004        1.127           1.173                    -
                                                               2003        1.000           1.127                    -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.497           1.637                    -
                                                               2004        1.165           1.497                    -
                                                               2003        1.000           1.165                    -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.007                    -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.227           1.118                    -
                                                               2004        1.129           1.227                    -
                                                               2003        1.000           1.129                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   Capital Growth Portfolio - Class B (8/03)                   2005        1.180           1.258                    -
                                                               2004        1.116           1.180                    -
                                                               2003        1.000           1.116                    -

   Global Discovery Portfolio - Class B (10/03)                2005        1.518           1.761                    -
                                                               2004        1.255           1.518                    -
                                                               2003        1.000           1.255                    -

   Growth and Income Portfolio - Class B (7/03)                2005        1.218           1.265                    -
                                                               2004        1.129           1.218                    -
                                                               2003        1.000           1.129                    -

   Health Sciences Portfolio - Class B (7/03)                  2005        1.206           1.281                    -
                                                               2004        1.124           1.206                    -
                                                               2003        1.000           1.124                    -

   International Portfolio - Class B (7/03)                    2005        1.355           1.540                    -
                                                               2004        1.186           1.355                    -
                                                               2003        1.000           1.186                    -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.996                    -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.314           1.416                    -
                                                               2004        1.157           1.314                    -
                                                               2003        1.000           1.157                    -

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.042           1.060                    -
                                                               2004        1.010           1.042                    -

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.012           1.013                    -
                                                               2004        0.989           1.012                    -
                                                               2003        1.000           0.989                    -

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.327           1.598               70,024
                                                               2004        1.181           1.327               61,511
                                                               2003        1.000           1.181                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ----------------
Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                    2005        1.012           1.017                    -
                                                            2004        0.997           1.012                    -
                                                            2003        1.000           0.997                    -

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.077           1.112              196,105
                                                            2004        1.013           1.077                    -

Scudder Growth Portfolio - Class B (8/03)                   2005        1.142           1.099                    -
                                                            2004        1.109           1.142                    -
                                                            2003        1.000           1.109                    -

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.096           1.142              463,731
                                                            2004        1.017           1.096                    -

Scudder High Income Portfolio - Class B (7/03)              2005        1.204           1.223               37,689
                                                            2004        1.093           1.204               32,512
                                                            2003        1.000           1.093                    -

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                      2005        1.059           1.086                    -
                                                            2004        1.010           1.059                    -

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.402           1.571               36,572
                                                            2004        1.211           1.402               32,029
                                                            2003        1.000           1.211                    -

Scudder Mercury Large Cap Core Portfolio (12/04)            2005        1.037           1.150                    -

Scudder Mid-Cap Growth Portfolio - Class B (12/03)          2005        1.187           1.338                    -
                                                            2004        1.166           1.187                    -
                                                            2003        1.000           1.166                    -

Scudder Money Market Portfolio - Class B (8/03)             2005        0.979           0.986                    -
                                                            2004        0.991           0.979                    -
                                                            2003        1.000           0.991                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ----------------
Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.288           1.434                    -
                                                            2004        1.177           1.288                    -
                                                            2003        1.000           1.177                    -

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.232           1.292                    -
                                                            2004        1.134           1.232                    -
                                                            2003        1.000           1.134                    -

Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.049           1.051                4,425
                                                            2004        0.986           1.049                3,395
                                                            2003        1.000           0.986                    -

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.214           1.232                    -
                                                            2004        1.217           1.214                    -
                                                            2003        1.000           1.217                    -

Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.054           1.133                    -
                                                            2004        1.000           1.054                    -

Scudder Total Return Portfolio - Class B (7/03)             2005        1.112           1.136                    -
                                                            2004        1.064           1.112                    -
                                                            2003        1.000           1.064                    -

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.269           1.362                3,379
                                                            2004        1.159           1.269                2,804
                                                            2003        1.000           1.159                    -

SVS Dreman Financial Services Portfolio - Class B (8/03)    2005        1.239           1.212                    -
                                                            2004        1.131           1.239                    -
                                                            2003        1.000           1.131                    -

SVS Dreman High Return Equity Portfolio - Class B (8/03)    2005        1.300           1.373               60,679
                                                            2004        1.164           1.300               52,698
                                                            2003        1.000           1.164                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ----------------
SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.537           1.658                2,748
                                                            2004        1.246           1.537                2,316
                                                            2003        1.000           1.246                    -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                      2005        1.116           1.020                    -
                                                            2004        1.119           1.116                    -
                                                            2003        1.000           1.119                    -

SVS Focus Value & Growth Portfolio - Class B (10/03)        2005        1.263           1.180                    -
                                                            2004        1.159           1.263                    -
                                                            2003        1.000           1.159                    -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2005        1.254           1.252                    -
                                                            2004        1.164           1.254                    -
                                                            2003        1.000           1.164                    -

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.225           1.246                    -
                                                            2004        1.133           1.225                    -
                                                            2003        1.000           1.133                    -

SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.223           1.343                5,175
                                                            2004        1.121           1.223                4,425
                                                            2003        1.000           1.121                    -

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                     2005        1.225           1.290                    -
                                                            2004        1.111           1.225                    -
                                                            2003        1.000           1.111                    -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.296           1.266                    -
                                                            2004        1.123           1.296                    -
                                                            2003        1.000           1.123                    -

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.185           1.112                    -
                                                            2004        1.195           1.185                    -
                                                            2003        1.000           1.195                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ----------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.320           1.443                    -
                                                               2004        1.214           1.320                    -
                                                               2003        1.000           1.214                    -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.090           1.158                7,965
                                                               2004        1.064           1.090                6,583
                                                               2003        1.000           1.064                    -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.190           1.335                    -
                                                               2004        1.122           1.190                    -
                                                               2003        1.000           1.122                    -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.295           1.486                3,429
                                                               2004        1.067           1.295                    -
                                                               2003        1.000           1.067                    -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.620           2.036                4,151
                                                               2004        1.320           1.620                    -
                                                               2003        1.000           1.320                    -

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.436           1.638                    -
                                                               2004        1.239           1.436                    -
                                                               2003        1.000           1.239                    -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.316           1.408                6,063
                                                               2004        1.173           1.316                    -
                                                               2003        1.000           1.173                    -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.172           1.190                    -
                                                               2004        1.126           1.172                    -
                                                               2003        1.000           1.126                    -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.496           1.635                4,680
                                                               2004        1.165           1.496                    -
                                                               2003        1.000           1.165                    -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.006                    -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.226           1.117                    -
                                                               2004        1.129           1.226                    -
                                                               2003        1.000           1.129                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Growth Portfolio - Class B (8/03)                   2005        1.179           1.257                    -
                                                               2004        1.116           1.179                    -
                                                               2003        1.000           1.116                    -

   Global Discovery Portfolio - Class B (10/03)                2005        1.517           1.759                3,130
                                                               2004        1.254           1.517                    -
                                                               2003        1.000           1.254                    -

   Growth and Income Portfolio - Class B (7/03)                2005        1.217           1.264                    -
                                                               2004        1.129           1.217                    -
                                                               2003        1.000           1.129                    -

   Health Sciences Portfolio - Class B (7/03)                  2005        1.205           1.279                    -
                                                               2004        1.124           1.205                    -
                                                               2003        1.000           1.124                    -

   International Portfolio - Class B (7/03)                    2005        1.354           1.539                    -
                                                               2004        1.186           1.354                    -
                                                               2003        1.000           1.186                    -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.996                    -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.313           1.414                6,203
                                                               2004        1.157           1.313                    -
                                                               2003        1.000           1.157                    -

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.042           1.060                    -
                                                               2004        1.010           1.042                    -

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.011           1.012                    -
                                                               2004        0.989           1.011                    -
                                                               2003        1.000           0.989                    -

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.326           1.596                    -
                                                               2004        1.181           1.326                    -
                                                               2003        1.000           1.181                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                    2005        1.011           1.016                    -
                                                            2004        0.996           1.011                    -
                                                            2003        1.000           0.996                    -

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.077           1.111                    -
                                                            2004        1.013           1.077                    -

Scudder Growth Portfolio - Class B (8/03)                   2005        1.141           1.098                    -
                                                            2004        1.109           1.141                    -
                                                            2003        1.000           1.109                    -

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.096           1.141                    -
                                                            2004        1.017           1.096                    -

Scudder High Income Portfolio - Class B (7/03)              2005        1.203           1.222                    -
                                                            2004        1.093           1.203                    -
                                                            2003        1.000           1.093                    -

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                      2005        1.059           1.086                    -
                                                            2004        1.010           1.059                    -

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.401           1.569                5,033
                                                            2004        1.211           1.401                    -
                                                            2003        1.000           1.211                    -

Scudder Mercury Large Cap Core Portfolio (12/04)            2005        1.037           1.150                    -

Scudder Mid-Cap Growth Portfolio - Class B (12/03)          2005        1.186           1.336                    -
                                                            2004        1.166           1.186                    -
                                                            2003        1.000           1.166                    -

Scudder Money Market Portfolio - Class B (8/03)             2005        0.978           0.984                    -
                                                            2004        0.991           0.978                    -
                                                            2003        1.000           0.991                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------     ----    -------------   -------------     ---------------
Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.287           1.432                    -
                                                            2004        1.176           1.287                    -
                                                            2003        1.000           1.176                    -

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.231           1.290                    -
                                                            2004        1.134           1.231                    -
                                                            2003        1.000           1.134                    -

Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.048           1.049                    -
                                                            2004        0.986           1.048                    -
                                                            2003        1.000           0.986                    -

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.213           1.230                    -
                                                            2004        1.217           1.213                    -
                                                            2003        1.000           1.217                    -

Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.054           1.132                    -
                                                            2004        1.000           1.054                    -

Scudder Total Return Portfolio - Class B (7/03)             2005        1.112           1.134                    -
                                                            2004        1.064           1.112                    -
                                                            2003        1.000           1.064                    -

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.268           1.361                4,022
                                                            2004        1.159           1.268                    -
                                                            2003        1.000           1.159                    -

SVS Dreman Financial Services Portfolio - Class B (8/03)    2005        1.238           1.210                    -
                                                            2004        1.130           1.238                    -
                                                            2003        1.000           1.130                    -

SVS Dreman High Return Equity Portfolio - Class B (8/03)    2005        1.299           1.371                3,923
                                                            2004        1.164           1.299                    -
                                                            2003        1.000           1.164                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ---------------
SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.536           1.656                4,611
                                                            2004        1.246           1.536                    -
                                                            2003        1.000           1.246                    -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                      2005        1.116           1.019                    -
                                                            2004        1.119           1.116                    -
                                                            2003        1.000           1.119                    -

SVS Focus Value & Growth Portfolio - Class B (10/03)        2005        1.262           1.179                    -
                                                            2004        1.158           1.262                    -
                                                            2003        1.000           1.158                    -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2005        1.253           1.250                    -
                                                            2004        1.163           1.253                    -
                                                            2003        1.000           1.163                    -

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.224           1.245                    -
                                                            2004        1.133           1.224                    -
                                                            2003        1.000           1.133                    -

SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.223           1.341                    -
                                                            2004        1.121           1.223                    -
                                                            2003        1.000           1.121                    -

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                     2005        1.225           1.288                    -
                                                            2004        1.111           1.225                    -
                                                            2003        1.000           1.111                    -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.295           1.264                    -
                                                            2004        1.123           1.295                    -
                                                            2003        1.000           1.123                    -

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.184           1.110                    -
                                                            2004        1.195           1.184                    -
                                                            2003        1.000           1.195                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    ------------    -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.319           1.441                   -
                                                               2004        1.214           1.319                   -
                                                               2003        1.000           1.214                   -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.089           1.157                   -
                                                               2004        1.063           1.089                   -
                                                               2003        1.000           1.063                   -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.189           1.333                   -
                                                               2004        1.122           1.189                   -
                                                               2003        1.000           1.122                   -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.293           1.482              15,771
                                                               2004        1.067           1.293              13,375
                                                               2003        1.000           1.067              11,440

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.618           2.031              41,316
                                                               2004        1.320           1.618              24,141
                                                               2003        1.000           1.320              19,667

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.434           1.634              15,109
                                                               2004        1.238           1.434               9,687
                                                               2003        1.000           1.238               1,309

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.314           1.404             148,908
                                                               2004        1.172           1.314              61,420
                                                               2003        1.000           1.172              17,258

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.170           1.187                   -
                                                               2004        1.126           1.170                   -
                                                               2003        1.000           1.126                   -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.493           1.631              33,279
                                                               2004        1.164           1.493              32,674
                                                               2003        1.000           1.164              20,601

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.006             122,926

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.224           1.115                    -
                                                               2004        1.128           1.224                    -
                                                               2003        1.000           1.128                    -

   Capital Growth Portfolio - Class B (8/03)                   2005        1.177           1.253               93,854
                                                               2004        1.115           1.177                    -
                                                               2003        1.000           1.115                    -

   Global Discovery Portfolio - Class B (10/03)                2005        1.514           1.754               12,706
                                                               2004        1.254           1.514               12,473
                                                               2003        1.000           1.254                    -

   Growth and Income Portfolio - Class B (7/03)                2005        1.215           1.260              104,648
                                                               2004        1.128           1.215               63,218
                                                               2003        1.000           1.128                5,898

   Health Sciences Portfolio - Class B (7/03)                  2005        1.203           1.276               38,794
                                                               2004        1.123           1.203               14,263
                                                               2003        1.000           1.123                    -

   International Portfolio - Class B (7/03)                    2005        1.352           1.535               64,239
                                                               2004        1.185           1.352               61,387
                                                               2003        1.000           1.185                8,902

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.995                4,823

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.311           1.411               50,642
                                                               2004        1.156           1.311               34,953
                                                               2003        1.000           1.156                8,952

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.042           1.058               38,235
                                                               2004        1.010           1.042                    -

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.010           1.009              378,212
                                                               2004        0.989           1.010              353,817
                                                               2003        1.000           0.989                9,917

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.324           1.592                2,719
                                                            2004        1.180           1.324                2,957
                                                            2003        1.000           1.180                    -

Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                    2005        1.010           1.013               56,786
                                                            2004        0.996           1.010               64,524
                                                            2003        1.000           0.996                    -

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.076           1.110              438,191
                                                            2004        1.013           1.076                    -

Scudder Growth Portfolio - Class B (8/03)                   2005        1.140           1.096                    -
                                                            2004        1.108           1.140               54,686
                                                            2003        1.000           1.108               14,943

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.095           1.139              443,246
                                                            2004        1.017           1.095               48,722

Scudder High Income Portfolio - Class B (7/03)              2005        1.201           1.219              128,671
                                                            2004        1.092           1.201              103,553
                                                            2003        1.000           1.092                9,316

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                      2005        1.058           1.084                9,304
                                                            2004        1.010           1.058                8,761

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.399           1.565               64,195
                                                            2004        1.210           1.399               11,116
                                                            2003        1.000           1.210                    -

Scudder Mercury Large Cap Core Portfolio (12/04)            2005        1.037           1.149               49,823

Scudder Mid-Cap Growth Portfolio - Class B (12/03)          2005        1.184           1.332               14,972
                                                            2004        1.165           1.184                  551
                                                            2003        1.000           1.165                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Money Market Portfolio - Class B (8/03)             2005        0.977           0.982               28,760
                                                            2004        0.990           0.977               82,461
                                                            2003        1.000           0.990                    -

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.285           1.428                    -
                                                            2004        1.176           1.285                    -
                                                            2003        1.000           1.176                    -

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.229           1.287               34,757
                                                            2004        1.133           1.229               13,516
                                                            2003        1.000           1.133                8,769

Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.047           1.047              282,961
                                                            2004        0.985           1.047              280,457
                                                            2003        1.000           0.985                    -

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.211           1.227               70,103
                                                            2004        1.216           1.211                9,123
                                                            2003        1.000           1.216                    -

Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.053           1.131               53,164
                                                            2004        1.000           1.053               50,309

Scudder Total Return Portfolio - Class B (7/03)             2005        1.110           1.131               76,090
                                                            2004        1.063           1.110               76,271
                                                            2003        1.000           1.063                    -

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.266           1.357              302,603
                                                            2004        1.158           1.266              270,327
                                                            2003        1.000           1.158                9,075

SVS Dreman Financial Services Portfolio - Class B (8/03)    2005        1.236           1.207               23,466
                                                            2004        1.130           1.236               23,319
                                                            2003        1.000           1.130                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
SVS Dreman High Return Equity Portfolio - Class B (8/03)    2005        1.297           1.368              173,330
                                                            2004        1.163           1.297              116,870
                                                            2003        1.000           1.163                9,146

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.533           1.652              161,681
                                                            2004        1.245           1.533              105,153
                                                            2003        1.000           1.245                5,703

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                      2005        1.114           1.017                    -
                                                            2004        1.118           1.114               39,958
                                                            2003        1.000           1.118                    -

SVS Focus Value & Growth Portfolio - Class B (10/03)        2005        1.260           1.177                    -
                                                            2004        1.158           1.260               10,452
                                                            2003        1.000           1.158                    -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2005        1.251           1.247              115,929
                                                            2004        1.163           1.251              125,393
                                                            2003        1.000           1.163               20,897

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.222           1.242                    -
                                                            2004        1.132           1.222               86,208
                                                            2003        1.000           1.132                    -

SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.221           1.338               15,222
                                                            2004        1.120           1.221               15,983
                                                            2003        1.000           1.120                    -

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                     2005        1.223           1.285                6,690
                                                            2004        1.110           1.223                    -
                                                            2003        1.000           1.110                    -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.293           1.261              143,795
                                                            2004        1.122           1.293              133,258
                                                            2003        1.000           1.122                    -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.182           1.107              27,195
                                                               2004        1.194           1.182              18,240
                                                               2003        1.000           1.194                   -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.317           1.437              61,581
                                                               2004        1.213           1.317              56,611
                                                               2003        1.000           1.213                   -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.087           1.154              85,793
                                                               2004        1.063           1.087             101,790
                                                               2003        1.000           1.063              39,445

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.187           1.330              38,796
                                                               2004        1.121           1.187              41,263
                                                               2003        1.000           1.121              17,947

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.292           1.481             229,930
                                                               2004        1.066           1.292             106,758
                                                               2003        1.000           1.066                   -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.616           2.028             530,515
                                                               2004        1.319           1.616             166,155
                                                               2003        1.000           1.319               1,976

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.433           1.632              89,465
                                                               2004        1.238           1.433             114,986
                                                               2003        1.000           1.238                   -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.313           1.402             866,597
                                                               2004        1.172           1.313             678,153
                                                               2003        1.000           1.172              24,866

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.169           1.185              31,726
                                                               2004        1.125           1.169              18,238
                                                               2003        1.000           1.125               4,775

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.492           1.629             661,810
                                                               2004        1.164           1.492             495,080
                                                               2003        1.000           1.164              36,952

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.006           2,118,660

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.223           1.114                   -
                                                               2004        1.128           1.223              42,676
                                                               2003        1.000           1.128              14,431

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Capital Growth Portfolio - Class B (8/03)                   2005        1.176           1.252             963,267
                                                               2004        1.115           1.176             239,052
                                                               2003        1.000           1.115              14,329

   Global Discovery Portfolio - Class B (10/03)                2005        1.513           1.752             595,864
                                                               2004        1.253           1.513             328,732
                                                               2003        1.000           1.253              12,489

   Growth and Income Portfolio - Class B (7/03)                2005        1.214           1.259             366,868
                                                               2004        1.128           1.214             404,816
                                                               2003        1.000           1.128              11,810

   Health Sciences Portfolio - Class B (7/03)                  2005        1.202           1.274             456,356
                                                               2004        1.123           1.202             260,498
                                                               2003        1.000           1.123              25,001

   International Portfolio - Class B (7/03)                    2005        1.350           1.533             340,718
                                                               2004        1.185           1.350             257,823
                                                               2003        1.000           1.185              27,401

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.995                   -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.310           1.409           1,070,577
                                                               2004        1.156           1.310             563,432
                                                               2003        1.000           1.156               7,903

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.041           1.057             547,976
                                                               2004        1.010           1.041             382,562

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.009           1.008           1,176,409
                                                               2004        0.988           1.009           1,057,469
                                                               2003        1.000           0.988             101,618

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.323           1.590             392,110
                                                               2004        1.180           1.323             319,331
                                                               2003        1.000           1.180              23,738

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                    2005        1.009           1.012              366,340
                                                            2004        0.995           1.009              333,059
                                                            2003        1.000           0.995               51,517

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                      2005        1.076           1.109            2,776,670
                                                            2004        1.013           1.076            1,083,858

Scudder Growth Portfolio - Class B (8/03)                   2005        1.139           1.095                    -
                                                            2004        1.108           1.139              417,706
                                                            2003        1.000           1.108               11,986

Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.095           1.139            1,980,106
                                                            2004        1.017           1.095            1,129,270

Scudder High Income Portfolio - Class B (7/03)              2005        1.200           1.217              869,695
                                                            2004        1.092           1.200              699,155
                                                            2003        1.000           1.092               16,024

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                      2005        1.058           1.083            1,359,329
                                                            2004        1.010           1.058              428,366

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.398           1.563              565,520
                                                            2004        1.210           1.398              467,194
                                                            2003        1.000           1.210               15,460

Scudder Mercury Large Cap Core Portfolio (12/04)            2005        1.036           1.148               39,420

Scudder Mid-Cap Growth Portfolio - Class B (12/03)          2005        1.183           1.331               96,233
                                                            2004        1.165           1.183               65,105
                                                            2003        1.000           1.165                    -

Scudder Money Market Portfolio - Class B (8/03)             2005        0.976           0.981              139,524
                                                            2004        0.990           0.976              183,680
                                                            2003        1.000           0.990              225,779

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.284           1.426               10,913
                                                            2004        1.175           1.284                4,219
                                                            2003        1.000           1.175                    -

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.228           1.285              289,667
                                                            2004        1.133           1.228              226,524
                                                            2003        1.000           1.133               21,235

Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.046           1.045              790,755
                                                            2004        0.985           1.046              455,091
                                                            2003        1.000           0.985                5,361

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.210           1.225              236,477
                                                            2004        1.216           1.210              230,133
                                                            2003        1.000           1.216               20,588

Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.053           1.130              143,525
                                                            2004        1.000           1.053                    -

Scudder Total Return Portfolio - Class B (7/03)             2005        1.109           1.130              864,635
                                                            2004        1.063           1.109              654,361
                                                            2003        1.000           1.063               31,204

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.265           1.355            1,126,234
                                                            2004        1.158           1.265            1,104,940
                                                            2003        1.000           1.158               20,107

SVS Dreman Financial Services Portfolio - Class B (8/03)    2005        1.235           1.206              666,446
                                                            2004        1.130           1.235              338,535
                                                            2003        1.000           1.130                6,031

SVS Dreman High Return Equity Portfolio - Class B (8/03)    2005        1.296           1.366            2,139,432
                                                            2004        1.163           1.296            1,259,728
                                                            2003        1.000           1.163               29,127

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ---------------
SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.532           1.650              772,211
                                                            2004        1.245           1.532              523,723
                                                            2003        1.000           1.245               26,297

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                      2005        1.113           1.016                    -
                                                            2004        1.118           1.113              232,600
                                                            2003        1.000           1.118               23,169

SVS Focus Value & Growth Portfolio - Class B (10/03)        2005        1.259           1.176                    -
                                                            2004        1.157           1.259               54,416
                                                            2003        1.000           1.157                    -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2005        1.250           1.245              456,283
                                                            2004        1.163           1.250              469,896
                                                            2003        1.000           1.163               16,699

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.221           1.241                    -
                                                            2004        1.132           1.221            1,582,658
                                                            2003        1.000           1.132               23,164

SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.220           1.336              264,396
                                                            2004        1.120           1.220              221,717
                                                            2003        1.000           1.120               16,272

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                     2005        1.222           1.283               75,489
                                                            2004        1.110           1.222                8,281
                                                            2003        1.000           1.110                    -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.292           1.259              337,156
                                                            2004        1.122           1.292              418,881
                                                            2003        1.000           1.122               26,263

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.181           1.106              457,124
                                                            2004        1.194           1.181              128,229
                                                            2003        1.000           1.194                7,465

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.316           1.436             201,818
                                                               2004        1.213           1.316             181,078
                                                               2003        1.000           1.213              15,825

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.086           1.152             799,857
                                                               2004        1.062           1.086             760,579
                                                               2003        1.000           1.062              26,830

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.186           1.328             162,919
                                                               2004        1.121           1.186              91,408
                                                               2003        1.000           1.121               8,789

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (8/03)                                            2005       1.291           1.479               -
                                                                              2004       1.066           1.291               -
                                                                              2003       1.000           1.066               -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (10/03)                    2005       1.615           2.025               -
                                                                              2004       1.319           1.615               -
                                                                              2003       1.000           1.319               -

    Credit Suisse Trust Global Small Cap Portfolio (11/03)                    2005       1.431           1.630               -
                                                                              2004       1.238           1.431               -
                                                                              2003       1.000           1.238               -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (7/03)                    2005       1.312           1.401               -
                                                                              2004       1.171           1.312               -
                                                                              2003       1.000           1.171               -

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)     2005       1.168           1.184               -
                                                                              2004       1.125           1.168               -
                                                                              2003       1.000           1.125               -

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (7/03)                 2005       1.491           1.627           7,484
                                                                              2004       1.164           1.491               -
                                                                              2003       1.000           1.164               -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                       2005       1.000           1.006               -

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (11/03)                           2005       1.222           1.113               -
                                                                              2004       1.127           1.222               -
                                                                              2003       1.000           1.127               -


                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                                   UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                                PORTFOLIO NAME                                YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ---- --------------    -------------   ---------------
    Capital Growth Portfolio - Class B (8/03)                                 2005       1.175           1.250               -
                                                                              2004       1.115           1.175               -
                                                                              2003       1.000           1.115               -

    Global Discovery Portfolio - Class B (10/03)                              2005       1.512           1.750               -
                                                                              2004       1.253           1.512               -
                                                                              2003       1.000           1.253               -

    Growth and Income Portfolio - Class B (7/03)                              2005       1.213           1.257               -
                                                                              2004       1.127           1.213               -
                                                                              2003       1.000           1.127               -

    Health Sciences Portfolio - Class B (7/03)                                2005       1.201           1.272           4,860
                                                                              2004       1.123           1.201               -
                                                                              2003       1.000           1.123               -

    International Portfolio - Class B (7/03)                                  2005       1.349           1.531               -
                                                                              2004       1.184           1.349               -
                                                                              2003       1.000           1.184               -

    SVS I Scudder Bond Portfolio - Class B (6/05)                             2005       1.000           0.995               -

Scudder Variable Series II
    Scudder Blue Chip Portfolio - Class B (8/03)                              2005       1.309           1.407               -
                                                                              2004       1.155           1.309               -
                                                                              2003       1.000           1.155               -

    Scudder Conservative Income Strategy Portfolio - Class B (9/04)           2005       1.041           1.057               -
                                                                              2004       1.010           1.041               -

    Scudder Fixed Income Portfolio - Class B (7/03)                           2005       1.008           1.007               -
                                                                              2004       0.988           1.008               -
                                                                              2003       1.000           0.988               -

    Scudder Global Blue Chip Portfolio - Class B (10/03)                      2005       1.322           1.588               -
                                                                              2004       1.180           1.322               -
                                                                              2003       1.000           1.180               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    Scudder Government & Agency Securities Portfolio - Class B (7/03)         2005       1.008           1.010              -
                                                                              2004       0.995           1.008              -
                                                                              2003       1.000           0.995              -

    Scudder Growth & Income Strategy Portfolio - Class B (9/04)               2005       1.076           1.108              -
                                                                              2004       1.013           1.076              -

    Scudder Growth Portfolio - Class B (8/03)                                 2005       1.138           1.094              -
                                                                              2004       1.108           1.138              -
                                                                              2003       1.000           1.108              -

    Scudder Growth Strategy Portfolio - Class B (9/04)                        2005       1.095           1.138              -
                                                                              2004       1.017           1.095              -

    Scudder High Income Portfolio - Class B (7/03)                            2005       1.199           1.215              -
                                                                              2004       1.091           1.199              -
                                                                              2003       1.000           1.091              -

    Scudder Income & Growth Strategy Portfolio - Class B (9/04)               2005       1.058           1.083              -
                                                                              2004       1.010           1.058              -

    Scudder International Select Equity Portfolio - Class B (7/03)            2005       1.397           1.561              -
                                                                              2004       1.209           1.397              -
                                                                              2003       1.000           1.209              -

    Scudder Mercury Large Cap Core Portfolio (12/04)                          2005       1.036           1.147              -

    Scudder Mid-Cap Growth Portfolio - Class B (12/03)                        2005       1.183           1.329              -
                                                                              2004       1.164           1.183              -
                                                                              2003       1.000           1.164              -

    Scudder Money Market Portfolio - Class B (8/03)                           2005       0.975           0.979              -
                                                                              2004       0.990           0.975              -
                                                                              2003       1.000           0.990              -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)




                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    Scudder Salomon Aggressive Growth Portfolio (8/03)                        2005       1.283           1.425               -
                                                                              2004       1.175           1.283               -
                                                                              2003       1.000           1.175               -

    Scudder Small Cap Growth Portfolio - Class B (7/03)                       2005       1.227           1.284               -
                                                                              2004       1.132           1.227               -
                                                                              2003       1.000           1.132               -

    Scudder Strategic Income Portfolio - Class B (7/03)                       2005       1.045           1.044          11,208
                                                                              2004       0.985           1.045               -
                                                                              2003       1.000           0.985               -

    Scudder Technology Growth Portfolio - Class B (7/03)                      2005       1.209           1.224               -
                                                                              2004       1.215           1.209               -
                                                                              2003       1.000           1.215               -

    Scudder Templeton Foreign Value Portfolio (11/04)                         2005       1.053           1.130               -
                                                                              2004       1.000           1.053               -

    Scudder Total Return Portfolio - Class B (7/03)                           2005       1.108           1.129               -
                                                                              2004       1.063           1.108               -
                                                                              2003       1.000           1.063               -

    SVS Davis Venture Value Portfolio - Class B (7/03)                        2005       1.264           1.354               -
                                                                              2004       1.158           1.264               -
                                                                              2003       1.000           1.158               -

    SVS Dreman Financial Services Portfolio - Class B (8/03)                  2005       1.234           1.204               -
                                                                              2004       1.129           1.234               -
                                                                              2003       1.000           1.129               -

    SVS Dreman High Return Equity Portfolio - Class B (8/03)                  2005       1.295           1.364           4,392
                                                                              2004       1.162           1.295               -
                                                                              2003       1.000           1.162               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    SVS Dreman Small Cap Value Portfolio - Class B (7/03)                     2005       1.531           1.647               -
                                                                              2004       1.244           1.531               -
                                                                              2003       1.000           1.244               -

    SVS Eagle Focused Large Cap Growth Portfolio - Class B (8/03)             2005       1.112           1.015               -
                                                                              2004       1.118           1.112               -
                                                                              2003       1.000           1.118               -

    SVS Focus Value & Growth Portfolio - Class B (10/03)                      2005       1.258           1.175               -
                                                                              2004       1.157           1.258               -
                                                                              2003       1.000           1.157               -

    SVS II Scudder Large Cap Value Portfolio - Class B (8/03)                 2005       1.249           1.244           4,745
                                                                              2004       1.162           1.249               -
                                                                              2003       1.000           1.162               -

    SVS Index 500 Portfolio - Class B (7/03)                                  2005       1.220           1.239               -
                                                                              2004       1.132           1.220               -
                                                                              2003       1.000           1.132               -

    SVS Janus Growth And Income Portfolio - Class B (7/03)                    2005       1.219           1.335               -
                                                                              2004       1.119           1.219               -
                                                                              2003       1.000           1.119               -

    SVS Janus Growth Opportunities Portfolio - Class B (10/03)                2005       1.221           1.282               -
                                                                              2004       1.110           1.221               -
                                                                              2003       1.000           1.110               -

    SVS MFS Strategic Value Portfolio - Class B (8/03)                        2005       1.291           1.258           4,575
                                                                              2004       1.122           1.291               -
                                                                              2003       1.000           1.122               -

    SVS Oak Strategic Equity Portfolio - Class B (7/03)                       2005       1.180           1.105               -
                                                                              2004       1.193           1.180               -
                                                                              2003       1.000           1.193               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                      2005       1.315           1.434           8,890
                                                                              2004       1.212           1.315               -
                                                                              2003       1.000           1.212               -

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (7/03)                 2005       1.086           1.151               -
                                                                              2004       1.062           1.086               -
                                                                              2003       1.000           1.062               -

    Alger American Leveraged AllCap Portfolio - Class S Shares (10/03)        2005       1.185           1.326               -
                                                                              2004       1.121           1.185               -
                                                                              2003       1.000           1.121               -

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.05%



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (8/03)                                            2005       1.218           1.395           29,179
                                                                              2004       1.000           1.218                -

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (10/03)                    2005       1.289           1.615           75,011
                                                                              2004       1.000           1.289                -

    Credit Suisse Trust Global Small Cap Portfolio (11/03)                    2005       1.124           1.279           16,299
                                                                              2004       1.000           1.124                -

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (7/03)                    2005       1.130           1.206           45,329
                                                                              2004       1.000           1.130                -

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)     2005       1.030           1.043                -
                                                                              2004       1.000           1.030                -

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (7/03)                 2005       1.283           1.399           47,359
                                                                              2004       1.000           1.283                -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                       2005       1.000           1.006          194,098

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (11/03)                           2005       1.078           0.981                -
                                                                              2004       1.000           1.078                -

    Capital Growth Portfolio - Class B (8/03)                                 2005       1.040           1.106          148,027
                                                                              2004       1.000           1.040                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    Global Discovery Portfolio - Class B (10/03)                              2005       1.183           1.368            134,212
                                                                              2004       1.000           1.183                  -

    Growth and Income Portfolio - Class B (7/03)                              2005       1.067           1.106            304,609
                                                                              2004       1.000           1.067                  -

    Health Sciences Portfolio - Class B (7/03)                                2005       1.047           1.108            101,615
                                                                              2004       1.000           1.047                  -

    International Portfolio - Class B (7/03)                                  2005       1.156           1.311             26,489
                                                                              2004       1.000           1.156                  -

    SVS I Scudder Bond Portfolio - Class B (6/05)                             2005       1.000           0.995              9,717

Scudder Variable Series II
    Scudder Blue Chip Portfolio - Class B (8/03)                              2005       1.095           1.177             91,768
                                                                              2004       1.000           1.095                  -

    Scudder Conservative Income Strategy Portfolio - Class B (9/04)           2005       1.041           1.056            135,944
                                                                              2004       1.010           1.041                  -

    Scudder Fixed Income Portfolio - Class B (7/03)                           2005       1.043           1.041              7,008
                                                                              2004       1.000           1.043                  -

    Scudder Global Blue Chip Portfolio - Class B (10/03)                      2005       1.160           1.393            135,843
                                                                              2004       1.000           1.160                  -

    Scudder Government & Agency Securities Portfolio - Class B (7/03)         2005       1.035           1.037             18,701
                                                                              2004       1.000           1.035                  -

    Scudder Growth & Income Strategy Portfolio - Class B (9/04)               2005       1.076           1.107            575,733
                                                                              2004       1.013           1.076                  -

    Scudder Growth Portfolio - Class B (8/03)                                 2005       1.027           0.987                  -
                                                                              2004       1.000           1.027                  -

    Scudder Growth Strategy Portfolio - Class B (9/04)                        2005       1.095           1.137          1,486,700
                                                                              2004       1.017           1.095                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    Scudder High Income Portfolio - Class B (7/03)                            2005       1.103           1.118           293,668
                                                                              2004       1.000           1.103                 -

    Scudder Income & Growth Strategy Portfolio - Class B (9/04)               2005       1.058           1.082           406,146
                                                                              2004       1.010           1.058                 -

    Scudder International Select Equity Portfolio - Class B (7/03)            2005       1.168           1.304            74,694
                                                                              2004       1.000           1.168                 -

    Scudder Mercury Large Cap Core Portfolio (12/04)                          2005       1.036           1.147            99,873

    Scudder Mid-Cap Growth Portfolio - Class B (12/03)                        2005       1.066           1.198            11,923
                                                                              2004       1.000           1.066                 -

    Scudder Money Market Portfolio - Class B (8/03)                           2005       0.993           0.996                 -
                                                                              2004       1.000           0.993                 -

    Scudder Salomon Aggressive Growth Portfolio (8/03)                        2005       1.091           1.211            28,443
                                                                              2004       1.000           1.091                 -

    Scudder Small Cap Growth Portfolio - Class B (7/03)                       2005       1.081           1.130            39,530
                                                                              2004       1.000           1.081                 -

    Scudder Strategic Income Portfolio - Class B (7/03)                       2005       1.102           1.100            83,982
                                                                              2004       1.000           1.102                 -

    Scudder Technology Growth Portfolio - Class B (7/03)                      2005       1.039           1.051             3,035
                                                                              2004       1.000           1.039                 -

    Scudder Templeton Foreign Value Portfolio (11/04)                         2005       1.053           1.129            45,383
                                                                              2004       1.000           1.053                 -

    Scudder Total Return Portfolio - Class B (7/03)                           2005       1.043           1.061           196,685
                                                                              2004       1.000           1.043                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    SVS Davis Venture Value Portfolio - Class B (7/03)                        2005       1.072           1.147            95,604
                                                                              2004       1.000           1.072                 -

    SVS Dreman Financial Services Portfolio - Class B (8/03)                  2005       1.093           1.066            71,221
                                                                              2004       1.000           1.093                 -

    SVS Dreman High Return Equity Portfolio - Class B (8/03)                  2005       1.124           1.184           608,995
                                                                              2004       1.000           1.124                 -

    SVS Dreman Small Cap Value Portfolio - Class B (7/03)                     2005       1.189           1.279           257,116
                                                                              2004       1.000           1.189                 -

    SVS Eagle Focused Large Cap Growth Portfolio - Class B (8/03)             2005       1.025           0.936                 -
                                                                              2004       1.000           1.025                 -

    SVS Focus Value & Growth Portfolio - Class B (10/03)                      2005       1.110           1.037                 -
                                                                              2004       1.000           1.110                 -

    SVS II Scudder Large Cap Value Portfolio - Class B (8/03)                 2005       1.072           1.067            37,424
                                                                              2004       1.000           1.072                 -

    SVS Index 500 Portfolio - Class B (7/03)                                  2005       1.071           1.088                 -
                                                                              2004       1.000           1.071                 -

    SVS Janus Growth And Income Portfolio - Class B (7/03)                    2005       1.098           1.202             6,671
                                                                              2004       1.000           1.098                 -

    SVS Janus Growth Opportunities Portfolio - Class B (10/03)                2005       1.089           1.143            41,630
                                                                              2004       1.000           1.089                 -

    SVS MFS Strategic Value Portfolio - Class B (8/03)                        2005       1.135           1.105            17,403
                                                                              2004       1.000           1.135                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    SVS Oak Strategic Equity Portfolio - Class B (7/03)                       2005       1.037           0.970           52,736
                                                                              2004       1.000           1.037                -

    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                      2005       1.108           1.207           65,092
                                                                              2004       1.000           1.108                -

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (7/03)                 2005       1.042           1.104            2,166
                                                                              2004       1.000           1.042                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (10/03)        2005       1.053           1.178           32,093
                                                                              2004       1.000           1.053                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
AIM Variable Insurance Funds
    AIM V.I. Utilities Fund (8/03)                                            2005       1.289           1.475            418,717
                                                                              2004       1.065           1.289            257,948
                                                                              2003       1.000           1.065             18,475

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (10/03)                    2005       1.613           2.020            286,790
                                                                              2004       1.318           1.613            229,337
                                                                              2003       1.000           1.318             33,045

    Credit Suisse Trust Global Small Cap Portfolio (11/03)                    2005       1.429           1.626            112,876
                                                                              2004       1.237           1.429             84,622
                                                                              2003       1.000           1.237              3,003

Dreyfus Investment Portfolio
    Dreyfus MidCap Stock Portfolio - Service Shares (7/03)                    2005       1.310           1.397            755,147
                                                                              2004       1.171           1.310            554,327
                                                                              2003       1.000           1.171             47,089

Dreyfus Socially Responsible Growth Fund, Inc.
    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)     2005       1.167           1.181            100,281
                                                                              2004       1.125           1.167             28,211
                                                                              2003       1.000           1.125                  -

Scudder Investments VIT Funds
    Scudder Real Estate Securities Portfolio - Class B (7/03)                 2005       1.489           1.623            669,880
                                                                              2004       1.163           1.489            678,303
                                                                              2003       1.000           1.163             91,869

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                       2005       1.000           1.006          1,335,970

Scudder Variable Series I
    21st Century Growth Portfolio - Class B (11/03)                           2005       1.220           1.111                  -
                                                                              2004       1.127           1.220            196,995
                                                                              2003       1.000           1.127             40,155

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    Capital Growth Portfolio - Class B (8/03)                                 2005       1.173           1.247          1,547,662
                                                                              2004       1.114           1.173            444,743
                                                                              2003       1.000           1.114             37,389

    Global Discovery Portfolio - Class B (10/03)                              2005       1.510           1.745            358,928
                                                                              2004       1.252           1.510            274,508
                                                                              2003       1.000           1.252             50,341

    Growth and Income Portfolio - Class B (7/03)                              2005       1.211           1.254          1,430,586
                                                                              2004       1.127           1.211          1,127,974
                                                                              2003       1.000           1.127             83,511

    Health Sciences Portfolio - Class B (7/03)                                2005       1.199           1.269            696,026
                                                                              2004       1.122           1.199            593,343
                                                                              2003       1.000           1.122             75,808

    International Portfolio - Class B (7/03)                                  2005       1.347           1.527            693,360
                                                                              2004       1.184           1.347            595,000
                                                                              2003       1.000           1.184             16,378

    SVS I Scudder Bond Portfolio - Class B (6/05)                             2005       1.000           0.994             16,230

Scudder Variable Series II
    Scudder Blue Chip Portfolio - Class B (8/03)                              2005       1.307           1.403          1,299,169
                                                                              2004       1.155           1.307          1,170,698
                                                                              2003       1.000           1.155             96,364

    Scudder Conservative Income Strategy Portfolio - Class B (9/04)           2005       1.041           1.055            868,747
                                                                              2004       1.010           1.041            285,740

    Scudder Fixed Income Portfolio - Class B (7/03)                           2005       1.007           1.004          2,606,056
                                                                              2004       0.987           1.007          2,100,789
                                                                              2003       1.000           0.987             13,999

    Scudder Global Blue Chip Portfolio - Class B (10/03)                      2005       1.320           1.584            435,632
                                                                              2004       1.179           1.320            456,849
                                                                              2003       1.000           1.179             84,892

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    Scudder Government & Agency Securities Portfolio - Class B (7/03)         2005       1.007           1.008            470,168
                                                                              2004       0.995           1.007            418,300
                                                                              2003       1.000           0.995            130,356

    Scudder Growth & Income Strategy Portfolio - Class B (9/04)               2005       1.076           1.106          5,052,909
                                                                              2004       1.013           1.076          1,915,919

    Scudder Growth Portfolio - Class B (8/03)                                 2005       1.136           1.092                  -
                                                                              2004       1.107           1.136            407,361
                                                                              2003       1.000           1.107             37,888

    Scudder Growth Strategy Portfolio - Class B (9/04)                        2005       1.094           1.136          3,447,986
                                                                              2004       1.017           1.094            919,471

    Scudder High Income Portfolio - Class B (7/03)                            2005       1.197           1.212          1,144,275
                                                                              2004       1.091           1.197          1,114,908
                                                                              2003       1.000           1.091             56,597

    Scudder Income & Growth Strategy Portfolio - Class B (9/04)               2005       1.058           1.081          1,504,860
                                                                              2004       1.010           1.058            607,758

    Scudder International Select Equity Portfolio - Class B (7/03)            2005       1.395           1.557            768,919
                                                                              2004       1.209           1.395            738,350
                                                                              2003       1.000           1.209             42,984

    Scudder Mercury Large Cap Core Portfolio (12/04)                          2005       1.036           1.146            376,755

    Scudder Mid-Cap Growth Portfolio - Class B (12/03)                        2005       1.181           1.326            262,839
                                                                              2004       1.164           1.181            267,008
                                                                              2003       1.000           1.164             16,621

    Scudder Money Market Portfolio - Class B (8/03)                           2005       0.974           0.977          1,019,464
                                                                              2004       0.989           0.974            706,446
                                                                              2003       1.000           0.989             12,106

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    Scudder Salomon Aggressive Growth Portfolio (8/03)                        2005       1.281           1.421             59,836
                                                                              2004       1.174           1.281             42,563
                                                                              2003       1.000           1.174                  -

    Scudder Small Cap Growth Portfolio - Class B (7/03)                       2005       1.225           1.280            791,331
                                                                              2004       1.132           1.225            488,779
                                                                              2003       1.000           1.132             56,974

    Scudder Strategic Income Portfolio - Class B (7/03)                       2005       1.043           1.041          1,260,254
                                                                              2004       0.984           1.043          1,000,269
                                                                              2003       1.000           0.984             82,870

    Scudder Technology Growth Portfolio - Class B (7/03)                      2005       1.207           1.221            581,970
                                                                              2004       1.215           1.207            451,659
                                                                              2003       1.000           1.215             38,978

    Scudder Templeton Foreign Value Portfolio (11/04)                         2005       1.053           1.128            454,621
                                                                              2004       1.000           1.053                  -

    Scudder Total Return Portfolio - Class B (7/03)                           2005       1.106           1.126          1,771,245
                                                                              2004       1.062           1.106          1,299,927
                                                                              2003       1.000           1.062              3,469

    SVS Davis Venture Value Portfolio - Class B (7/03)                        2005       1.262           1.350          1,957,481
                                                                              2004       1.157           1.262          1,631,465
                                                                              2003       1.000           1.157            117,089

    SVS Dreman Financial Services Portfolio - Class B (8/03)                  2005       1.232           1.201            606,954
                                                                              2004       1.129           1.232            578,376
                                                                              2003       1.000           1.129             60,581

    SVS Dreman High Return Equity Portfolio - Class B (8/03)                  2005       1.292           1.361          1,646,496
                                                                              2004       1.162           1.292          1,223,866
                                                                              2003       1.000           1.162             75,302

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    SVS Dreman Small Cap Value Portfolio - Class B (7/03)                     2005       1.528           1.643          1,223,044
                                                                              2004       1.244           1.528          1,007,495
                                                                              2003       1.000           1.244             80,318

    SVS Eagle Focused Large Cap Growth Portfolio - Class B (8/03)             2005       1.110           1.013                  -
                                                                              2004       1.117           1.110            618,821
                                                                              2003       1.000           1.117             77,535

    SVS Focus Value & Growth Portfolio - Class B (10/03)                      2005       1.256           1.173                  -
                                                                              2004       1.157           1.256            326,211
                                                                              2003       1.000           1.157             37,274

    SVS II Scudder Large Cap Value Portfolio - Class B (8/03)                 2005       1.247           1.241            759,430
                                                                              2004       1.162           1.247            774,168
                                                                              2003       1.000           1.162             71,711

    SVS Index 500 Portfolio - Class B (7/03)                                  2005       1.218           1.236                  -
                                                                              2004       1.131           1.218            831,431
                                                                              2003       1.000           1.131             59,411

    SVS Janus Growth And Income Portfolio - Class B (7/03)                    2005       1.217           1.331            503,436
                                                                              2004       1.119           1.217            470,674
                                                                              2003       1.000           1.119             47,671

    SVS Janus Growth Opportunities Portfolio - Class B (10/03)                2005       1.219           1.279            100,110
                                                                              2004       1.109           1.219             78,016
                                                                              2003       1.000           1.109              5,973

    SVS MFS Strategic Value Portfolio - Class B (8/03)                        2005       1.289           1.254            476,288
                                                                              2004       1.121           1.289            481,303
                                                                              2003       1.000           1.121             46,772

    SVS Oak Strategic Equity Portfolio - Class B (7/03)                       2005       1.178           1.102            373,513
                                                                              2004       1.193           1.178            288,143
                                                                              2003       1.000           1.193             32,485

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                                    BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                       YEAR      YEAR          END OF YEAR      END OF YEAR
-------------------------------------------------------------------------     ----  -------------    -------------   ---------------
    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                      2005       1.313           1.430            610,651
                                                                              2004       1.212           1.313            604,438
                                                                              2003       1.000           1.212             45,624

The Alger American Fund
    Alger American Balanced Portfolio - Class S Shares (7/03)                 2005       1.084           1.148          1,245,072
                                                                              2004       1.061           1.084          1,078,538
                                                                              2003       1.000           1.061            158,729

    Alger American Leveraged AllCap Portfolio - Class S Shares (10/03)        2005       1.184           1.323            230,102
                                                                              2004       1.120           1.184            147,049
                                                                              2003       1.000           1.120             46,628

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.15%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.288            1.473                  -
                                                               2004        1.065            1.288                  -
                                                               2003        1.000            1.065                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.611            2.018                  -
                                                               2004        1.318            1.611                  -
                                                               2003        1.000            1.318                  -

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.428            1.624              6,678
                                                               2004        1.237            1.428              6,681
                                                               2003        1.000            1.237                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.309            1.395                  -
                                                               2004        1.170            1.309                  -
                                                               2003        1.000            1.170                  -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.166            1.179                  -
                                                               2004        1.124            1.166                  -
                                                               2003        1.000            1.124                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.487            1.621             12,823
                                                               2004        1.163            1.487             12,828
                                                               2003        1.000            1.163                  -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000            1.005                  -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.219            1.110                  -
                                                               2004        1.126            1.219                  -
                                                               2003        1.000            1.126                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Capital Growth Portfolio - Class B (8/03)                   2005        1.173            1.245                  -
                                                               2004        1.114            1.173                  -
                                                               2003        1.000            1.114                  -

   Global Discovery Portfolio - Class B (10/03)                2005        1.508            1.743              9,638
                                                               2004        1.252            1.508                  -
                                                               2003        1.000            1.252                  -

   Growth and Income Portfolio - Class B (7/03)                2005        1.210            1.252             15,691
                                                               2004        1.126            1.210             15,697
                                                               2003        1.000            1.126                  -

   Health Sciences Portfolio - Class B (7/03)                  2005        1.198            1.268                  -
                                                               2004        1.122            1.198                  -
                                                               2003        1.000            1.122                  -

   International Portfolio - Class B (7/03)                    2005        1.346            1.525                  -
                                                               2004        1.183            1.346                  -
                                                               2003        1.000            1.183                  -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000            0.994                  -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.306            1.402                  -
                                                               2004        1.154            1.306                  -
                                                               2003        1.000            1.154                  -

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.041            1.054                  -
                                                               2004        1.010            1.041                  -

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.006            1.003                  -
                                                               2004        0.987            1.006                  -
                                                               2003        1.000            0.987                  -

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.319            1.582                  -
                                                               2004        1.179            1.319                  -
                                                               2003        1.000            1.179                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                       2005        1.006            1.007                  -
                                                               2004        0.994            1.006                  -
                                                               2003        1.000            0.994                  -

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                         2005        1.075            1.106            466,120
                                                               2004        1.013            1.075                  -

Scudder Growth Portfolio - Class B (8/03)                      2005        1.135            1.091                  -
                                                               2004        1.107            1.135                  -
                                                               2003        1.000            1.107                  -

Scudder Growth Strategy Portfolio - Class B (9/04)             2005        1.094            1.135            267,712
                                                               2004        1.017            1.094             55,272

Scudder High Income Portfolio - Class B (7/03)                 2005        1.196            1.211                  -
                                                               2004        1.090            1.196                  -
                                                               2003        1.000            1.090                  -

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                         2005        1.057            1.080            540,961
                                                               2004        1.010            1.057                  -

Scudder International Select Equity Portfolio - Class B
(7/03)                                                         2005        1.393            1.555             10,628
                                                               2004        1.208            1.393                  -
                                                               2003        1.000            1.208                  -

Scudder Mercury Large Cap Core Portfolio (12/04)               2005        1.036            1.145                  -

Scudder Mid-Cap Growth Portfolio - Class B (12/03)             2005        1.180            1.324                  -
                                                               2004        1.163            1.180                  -
                                                               2003        1.000            1.163                  -

Scudder Money Market Portfolio - Class B (8/03)                2005        0.973            0.976                  -
                                                               2004        0.989            0.973                  -
                                                               2003        1.000            0.989                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Scudder Salomon Aggressive Growth Portfolio (8/03)             2005        1.280            1.419                  -
                                                               2004        1.174            1.280                  -
                                                               2003        1.000            1.174                  -

Scudder Small Cap Growth Portfolio - Class B (7/03)            2005        1.224            1.279                  -
                                                               2004        1.131            1.224                  -
                                                               2003        1.000            1.131                  -

Scudder Strategic Income Portfolio - Class B (7/03)            2005        1.043            1.040             14,977
                                                               2004        0.984            1.043                  -
                                                               2003        1.000            0.984                  -

Scudder Technology Growth Portfolio - Class B (7/03)           2005        1.206            1.219                  -
                                                               2004        1.214            1.206                  -
                                                               2003        1.000            1.214                  -

Scudder Templeton Foreign Value Portfolio (11/04)              2005        1.053            1.128                  -
                                                               2004        1.000            1.053                  -

Scudder Total Return Portfolio - Class B (7/03)                2005        1.106            1.124                  -
                                                               2004        1.062            1.106                  -
                                                               2003        1.000            1.062                  -

SVS Davis Venture Value Portfolio - Class B (7/03)             2005        1.261            1.348             15,588
                                                               2004        1.157            1.261                  -
                                                               2003        1.000            1.157                  -

SVS Dreman Financial Services Portfolio - Class B (8/03)       2005        1.231            1.200                  -
                                                               2004        1.128            1.231                  -
                                                               2003        1.000            1.128                  -

SVS Dreman High Return Equity Portfolio - Class B (8/03)       2005        1.291            1.359             15,571
                                                               2004        1.161            1.291                  -
                                                               2003        1.000            1.161                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.527            1.641             22,327
                                                               2004        1.243            1.527             12,514
                                                               2003        1.000            1.243                  -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                         2005        1.109            1.012                  -
                                                               2004        1.117            1.109                  -
                                                               2003        1.000            1.117                  -

SVS Focus Value & Growth Portfolio - Class B (10/03)           2005        1.255            1.172                  -
                                                               2004        1.156            1.255                  -
                                                               2003        1.000            1.156                  -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)      2005        1.246            1.239                  -
                                                               2004        1.161            1.246                  -
                                                               2003        1.000            1.161                  -

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.217            1.235                  -
                                                               2004        1.131            1.217                  -
                                                               2003        1.000            1.131                  -

SVS Janus Growth And Income Portfolio - Class B (7/03)         2005        1.216            1.329                  -
                                                               2004        1.118            1.216                  -
                                                               2003        1.000            1.118                  -

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                        2005        1.218            1.277                  -
                                                               2004        1.109            1.218                  -
                                                               2003        1.000            1.109                  -

SVS MFS Strategic Value Portfolio - Class B (8/03)             2005        1.288            1.253                  -
                                                               2004        1.121            1.288                  -
                                                               2003        1.000            1.121                  -

SVS Oak Strategic Equity Portfolio - Class B (7/03)            2005        1.177            1.100                  -
                                                               2004        1.192            1.177                  -
                                                               2003        1.000            1.192                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.312            1.428                  -
                                                               2004        1.211            1.312                  -
                                                               2003        1.000            1.211                  -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.083            1.146             26,390
                                                               2004        1.061            1.083             26,400
                                                               2003        1.000            1.061                  -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.183            1.321                  -
                                                               2004        1.120            1.183                  -
                                                               2003        1.000            1.120                  -


                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.287           1.471                   -
                                                               2004        1.065           1.287                   -
                                                               2003        1.000           1.065                   -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.610           2.015              20,993
                                                               2004        1.317           1.610                   -
                                                               2003        1.000           1.317                   -

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.427           1.621                   -
                                                               2004        1.236           1.427                   -
                                                               2003        1.000           1.236                   -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.307           1.393              10,020
                                                               2004        1.170           1.307                   -
                                                               2003        1.000           1.170                   -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.165           1.178                   -
                                                               2004        1.124           1.165                   -
                                                               2003        1.000           1.124                   -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.486           1.619              3,833
                                                               2004        1.162           1.486                  -
                                                               2003        1.000           1.162                  -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.005              6,218

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.218           1.109                  -
                                                               2004        1.126           1.218                  -
                                                               2003        1.000           1.126                  -

   Capital Growth Portfolio - Class B (8/03)                   2005        1.172           1.244             14,273
                                                               2004        1.114           1.172                  -
                                                               2003        1.000           1.114                  -

   Global Discovery Portfolio - Class B (10/03)                2005        1.507           1.741             30,713
                                                               2004        1.251           1.507                  -
                                                               2003        1.000           1.251                  -

   Growth and Income Portfolio - Class B (7/03)                2005        1.209           1.251             89,143
                                                               2004        1.126           1.209                  -
                                                               2003        1.000           1.126                  -

   Health Sciences Portfolio - Class B (7/03)                  2005        1.198           1.266              1,935
                                                               2004        1.121           1.198                  -
                                                               2003        1.000           1.121                  -

   International Portfolio - Class B (7/03)                    2005        1.345           1.523                  -
                                                               2004        1.183           1.345                  -
                                                               2003        1.000           1.183                  -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.994                  -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.304           1.400              4,613
                                                               2004        1.154           1.304                  -
                                                               2003        1.000           1.154                  -

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.040           1.054            304,572
                                                               2004        1.010           1.040                  -

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.005           1.001             45,937
                                                               2004        0.987           1.005                  -
                                                               2003        1.000           0.987                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Scudder Global Blue Chip Portfolio - Class B (10/03)           2005        1.318           1.580             25,905
                                                               2004        1.178           1.318                  -
                                                               2003        1.000           1.178                       -

Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                       2005        1.005           1.005                  -
                                                               2004        0.994           1.005                  -
                                                               2003        1.000           0.994                  -

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                         2005        1.075           1.105            756,875
                                                               2004        1.013           1.075                  -

Scudder Growth Portfolio - Class B (8/03)                      2005        1.134           1.090                  -
                                                               2004        1.107           1.134                  -
                                                               2003        1.000           1.107                  -

Scudder Growth Strategy Portfolio - Class B (9/04)             2005        1.094           1.135            704,075
                                                               2004        1.017           1.094                  -

Scudder High Income Portfolio - Class B (7/03)                 2005        1.195           1.209             99,603
                                                               2004        1.090           1.195                  -
                                                               2003        1.000           1.090                  -

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                         2005        1.057           1.080             38,287
                                                               2004        1.010           1.057                  -

Scudder International Select Equity Portfolio - Class B
(7/03)                                                         2005        1.392           1.553             45,948
                                                               2004        1.208           1.392                  -
                                                               2003        1.000           1.208                  -

Scudder Mercury Large Cap Core Portfolio (12/04)               2005        1.036           1.145             453,970

Scudder Mid-Cap Growth Portfolio - Class B (12/03)             2005        1.179           1.322                  -
                                                               2004        1.163           1.179                  -
                                                               2003        1.000           1.163                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Scudder Money Market Portfolio - Class B (8/03)                2005        0.972           0.974              77,455
                                                               2004        0.989           0.972                   -
                                                               2003        1.000           0.989                   -

Scudder Salomon Aggressive Growth Portfolio (8/03)             2005        1.279           1.417               6,476
                                                               2004        1.174           1.279                   -
                                                               2003        1.000           1.174                   -

Scudder Small Cap Growth Portfolio - Class B (7/03)            2005        1.223           1.277             198,786
                                                               2004        1.131           1.223                   -
                                                               2003        1.000           1.131                   -

Scudder Strategic Income Portfolio - Class B (7/03)            2005        1.042           1.039             133,212
                                                               2004        0.984           1.042                   -
                                                               2003        1.000           0.984                   -

Scudder Technology Growth Portfolio - Class B (7/03)           2005        1.205           1.217                   -
                                                               2004        1.214           1.205                   -
                                                               2003        1.000           1.214                   -

Scudder Templeton Foreign Value Portfolio (11/04)              2005        1.053           1.127             300,501
                                                               2004        1.000           1.053                   -

Scudder Total Return Portfolio - Class B (7/03)                2005        1.105           1.123             167,038
                                                               2004        1.062           1.105                   -
                                                               2003        1.000           1.062                   -

SVS Davis Venture Value Portfolio - Class B (7/03)             2005        1.260           1.347             300,455
                                                               2004        1.156           1.260                   -
                                                               2003        1.000           1.156                   -

SVS Dreman Financial Services Portfolio - Class B (8/03)       2005        1.230           1.198             43,359
                                                               2004        1.128           1.230                  -
                                                               2003        1.000           1.128                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
SVS Dreman High Return Equity Portfolio - Class B (8/03)       2005        1.290           1.357            421,894
                                                               2004        1.161           1.290                  -
                                                               2003        1.000           1.161                  -

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.526           1.639            224,532
                                                               2004        1.243           1.526                  -
                                                               2003        1.000           1.243                  -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                         2005        1.109           1.011                  -
                                                               2004        1.116           1.109                  -
                                                               2003        1.000           1.116                  -

SVS Focus Value & Growth Portfolio - Class B (10/03)           2005        1.254           1.170                  -
                                                               2004        1.156           1.254                  -
                                                               2003        1.000           1.156                  -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)      2005        1.245           1.237                  -
                                                               2004        1.161           1.245                  -
                                                               2003        1.000           1.161                  -

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.216           1.234                  -
                                                               2004        1.130           1.216                  -
                                                               2003        1.000           1.130                  -

SVS Janus Growth And Income Portfolio - Class B (7/03)         2005        1.215           1.328             39,689
                                                               2004        1.118           1.215                  -
                                                               2003        1.000           1.118                  -

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                        2005        1.217           1.275             31,464
                                                               2004        1.109           1.217                  -
                                                               2003        1.000           1.109                  -

SVS MFS Strategic Value Portfolio - Class B (8/03)             2005        1.287           1.251                  -
                                                               2004        1.120           1.287                  -
                                                               2003        1.000           1.120                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.176           1.099              38,681
                                                               2004        1.192           1.176                   -
                                                               2003        1.000           1.192                   -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.311           1.426               9,118
                                                               2004        1.211           1.311                   -
                                                               2003        1.000           1.211                   -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.082           1.145               95,072
                                                               2004        1.061           1.082                    -
                                                               2003        1.000           1.061                    -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.182           1.320                9,897
                                                               2004        1.119           1.182                    -
                                                               2003        1.000           1.119                    -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    ------------      ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.203           1.374                3,867
                                                               2004        1.000           1.203                    -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.165           1.457               44,351
                                                               2004        1.000           1.165               15,896

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.133           1.286               13,221
                                                               2004        1.000           1.133                    -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.117           1.190               47,939
                                                               2004        1.000           1.117               50,815

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.045           1.056                    -
                                                               2004        1.000           1.045                    -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.213           1.320               27,278
                                                               2004        1.000           1.213                    -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.005                    -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.068           0.972                    -
                                                               2004        1.000           1.068                    -

   Capital Growth Portfolio - Class B (8/03)                   2005        1.056           1.121               13,309
                                                               2004        1.000           1.056                    -

   Global Discovery Portfolio - Class B (10/03)                2005        1.197           1.381               29,471
                                                               2004        1.000           1.197                6,528

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    ------------      ---------------

   Growth and Income Portfolio - Class B (7/03)                2005        1.082           1.119              190,698
                                                               2004        1.000           1.082              141,107

   Health Sciences Portfolio - Class B (7/03)                  2005        1.040           1.099               13,517
                                                               2004        1.000           1.040               16,844

   International Portfolio - Class B (7/03)                    2005        1.139           1.289               26,177
                                                               2004        1.000           1.139               18,430

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.993                    -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.112           1.193               62,934
                                                               2004        1.000           1.112               46,634

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.040           1.053               95,906
                                                               2004        1.010           1.040                    -

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        0.996           0.992              124,208
                                                               2004        1.000           0.996               71,133

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.125           1.348               28,138
                                                               2004        1.000           1.125               25,819

   Scudder Government & Agency Securities Portfolio - Class
   B (7/03)                                                    2005        1.002           1.001               11,451
                                                               2004        1.000           1.002                1,952

   Scudder Growth & Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.075           1.104              838,170
                                                               2004        1.013           1.075              309,893

   Scudder Growth Portfolio - Class B (8/03)                   2005        1.043           1.002                    -
                                                               2004        1.000           1.043                9,625

   Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.094           1.134              160,881
                                                               2004        1.017           1.094               72,711

   Scudder High Income Portfolio - Class B (7/03)              2005        1.085           1.098               47,220
                                                               2004        1.000           1.085                8,208

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                         2005        1.057           1.079               97,729
                                                               2004        1.010           1.057                    -

Scudder International Select Equity Portfolio - Class B
(7/03)                                                         2005        1.152           1.284               74,297
                                                               2004        1.000           1.152               44,807

Scudder Mercury Large Cap Core Portfolio (12/04)               2005        1.036           1.144              156,333

Scudder Mid-Cap Growth Portfolio - Class B (12/03)             2005        1.045           1.172                    -
                                                               2004        1.000           1.045                    -

Scudder Money Market Portfolio - Class B (8/03)                2005        0.987           0.988               24,864
                                                               2004        1.000           0.987               24,864

Scudder Salomon Aggressive Growth Portfolio (8/03)             2005        1.104           1.222                  727
                                                               2004        1.000           1.104                  729

Scudder Small Cap Growth Portfolio - Class B (7/03)            2005        1.067           1.113                    -
                                                               2004        1.000           1.067                    -

Scudder Strategic Income Portfolio - Class B (7/03)            2005        1.058           1.055              108,845
                                                               2004        1.000           1.058               32,132

Scudder Technology Growth Portfolio - Class B (7/03)           2005        1.047           1.057                3,818
                                                               2004        1.000           1.047               16,459

Scudder Templeton Foreign Value Portfolio (11/04)              2005        1.053           1.126               58,565
                                                               2004        1.000           1.053                    -

Scudder Total Return Portfolio - Class B (7/03)                2005        1.034           1.051               91,763
                                                               2004        1.000           1.034               76,616

SVS Davis Venture Value Portfolio - Class B (7/03)             2005        1.069           1.142              201,295
                                                               2004        1.000           1.069               69,501

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
SVS Dreman Financial Services Portfolio - Class B (8/03)       2005        1.062           1.033               17,724
                                                               2004        1.000           1.062               16,200

SVS Dreman High Return Equity Portfolio - Class B (8/03)       2005        1.116           1.173              189,176
                                                               2004        1.000           1.116               18,938

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.169           1.255              131,620
                                                               2004        1.000           1.169               70,133

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                         2005        1.012           0.923                    -
                                                               2004        1.000           1.012               17,011

SVS Focus Value & Growth Portfolio - Class B (10/03)           2005        1.106           1.032                    -
                                                               2004        1.000           1.106               15,073

SVS II Scudder Large Cap Value Portfolio - Class B (8/03   )   2005        1.082           1.074               77,595
                                                               2004        1.000           1.082               19,155

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.087           1.102                    -
                                                               2004        1.000           1.087                    -

SVS Janus Growth And Income Portfolio - Class B (7/03)         2005        1.102           1.204               69,653
                                                               2004        1.000           1.102               49,690

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                        2005        1.109           1.161                9,317
                                                               2004        1.000           1.109                    -

SVS MFS Strategic Value Portfolio - Class B (8/03)             2005        1.142           1.110               35,650
                                                               2004        1.000           1.142               27,660

SVS Oak Strategic Equity Portfolio - Class B (7/03)            2005        1.016           0.949               21,519
                                                               2004        1.000           1.016               13,198

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.099           1.196                    -
                                                               2004        1.000           1.099                    -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.017           1.076               86,253
                                                               2004        1.000           1.017               19,844

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.069           1.193                    -
                                                               2004        1.000           1.069                    -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                            PORTFOLIO NAME                                  YEAR       YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------------   ----   -------------   -------------   ---------------
AIM Variable Insurance Funds

    AIM V.I. Utilities Fund (8/03)                                          2005       1.285           1.467            46,203
                                                                            2004       1.064           1.285            50,899
                                                                            2003       1.000           1.064            29,185

Credit Suisse Trust

    Credit Suisse Trust Emerging Markets Portfolio (10/03)                  2005       1.608           2.010            21,044
                                                                            2004       1.317           1.608            11,897
                                                                            2003       1.000           1.317                 -

    Credit Suisse Trust Global Small Cap Portfolio (11/03)                  2005       1.425           1.617            26,403
                                                                            2004       1.236           1.425            26,403
                                                                            2003       1.000           1.236                 -

Dreyfus Investment Portfolio

    Dreyfus MidCap Stock Portfolio - Service Shares (7/03)                  2005       1.305           1.390           171,508
                                                                            2004       1.169           1.305           152,466
                                                                            2003       1.000           1.169                 -

Dreyfus Socially Responsible Growth Fund, Inc.

    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)   2005       1.163           1.175                 -
                                                                            2004       1.123           1.163                 -
                                                                            2003       1.000           1.123                 -

Scudder Investments VIT Funds

    Scudder Real Estate Securities Portfolio - Class B (7/03)               2005       1.484           1.614           515,186
                                                                            2004       1.162           1.484           277,814
                                                                            2003       1.000           1.162                 -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                     2005       1.000           1.005           185,473

Scudder Variable Series I

    21st Century Growth Portfolio - Class B (11/03)                         2005       1.216           1.106                 -
                                                                            2004       1.125           1.216             9,424
                                                                            2003       1.000           1.125                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                     YEAR       YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------         ----   -------------   -------------   ---------------
    Capital Growth Portfolio - Class B (8/03)                               2005       1.170           1.241           237,612
                                                                            2004       1.113           1.170             4,931
                                                                            2003       1.000           1.113                 -

    Global Discovery Portfolio - Class B (10/03)                            2005       1.505           1.737            55,938
                                                                            2004       1.251           1.505            45,090
                                                                            2003       1.000           1.251                 -

    Growth and Income Portfolio - Class B (7/03)                            2005       1.207           1.248           448,207
                                                                            2004       1.125           1.207           365,748
                                                                            2003       1.000           1.125                 -

    Health Sciences Portfolio - Class B (7/03)                              2005       1.196           1.263            50,339
                                                                            2004       1.121           1.196            57,274
                                                                            2003       1.000           1.121                 -

    International Portfolio - Class B (7/03)                                2005       1.343           1.519           164,107
                                                                            2004       1.182           1.343           158,815
                                                                            2003       1.000           1.182                 -

    SVS I Scudder Bond Portfolio - Class B (6/05)                           2005       1.000           0.993                 -

Scudder Variable Series II

    Scudder Blue Chip Portfolio - Class B (8/03)                            2005       1.302           1.396            91,296
                                                                            2004       1.153           1.302            76,393
                                                                            2003       1.000           1.153                 -

    Scudder Conservative Income Strategy Portfolio - Class B (9/04)         2005       1.040           1.052                 -
                                                                            2004       1.010           1.040                 -

    Scudder Fixed Income Portfolio - Class B (7/03)                         2005       1.003           0.999           329,023
                                                                            2004       0.986           1.003           277,697
                                                                            2003       1.000           0.986            59,532

    Scudder Global Blue Chip Portfolio - Class B (10/03)                    2005       1.316           1.576           109,522
                                                                            2004       1.178           1.316            85,426
                                                                            2003       1.000           1.178                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                         PORTFOLIO NAME                                     YEAR       YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------------           ----   -------------   -------------   ---------------
Scudder Government & Agency Securities Portfolio - Class B (7/03)           2005       1.004           1.003             77,478
                                                                            2004       0.994           1.004             78,254
                                                                            2003       1.000           0.994                  -

Scudder Growth & Income Strategy Portfolio - Class B (9/04)                 2005       1.075           1.103            219,912
                                                                            2004       1.013           1.075            119,674

Scudder Growth Portfolio - Class B (8/03)                                   2005       1.132           1.088                  -
                                                                            2004       1.106           1.132            186,872
                                                                            2003       1.000           1.106                  -

Scudder Growth Strategy Portfolio - Class B (9/04)                          2005       1.094           1.133          1,237,967
                                                                            2004       1.017           1.094            184,960

Scudder High Income Portfolio - Class B (7/03)                              2005       1.193           1.206            226,662
                                                                            2004       1.090           1.193            196,509
                                                                            2003       1.000           1.090             92,518

Scudder Income & Growth Strategy Portfolio - Class B (9/04)                 2005       1.057           1.078            600,308
                                                                            2004       1.010           1.057            591,288

Scudder International Select Equity Portfolio - Class B (7/03)              2005       1.390           1.549            379,593
                                                                            2004       1.207           1.390            112,799
                                                                            2003       1.000           1.207                  -

Scudder Mercury Large Cap Core Portfolio (12/04)                            2005       1.036           1.143                  -

Scudder Mid-Cap Growth Portfolio - Class B (12/03)                          2005       1.177           1.319              5,641
                                                                            2004       1.162           1.177                  -
                                                                            2003       1.000           1.162                  -

Scudder Money Market Portfolio - Class B (8/03)                             2005       0.971           0.972             61,699
                                                                            2004       0.988           0.971             58,185
                                                                            2003       1.000           0.988                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                   PORTFOLIO NAME                                           YEAR       YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------                    ----   -------------   -------------   ---------------
Scudder Salomon Aggressive Growth Portfolio (8/03)                          2005       1.277           1.414            29,804
                                                                            2004       1.173           1.277            32,757
                                                                            2003       1.000           1.173            31,765

Scudder Small Cap Growth Portfolio - Class B (7/03)                         2005       1.221           1.274           252,517
                                                                            2004       1.130           1.221            88,772
                                                                            2003       1.000           1.130                 -

Scudder Strategic Income Portfolio - Class B (7/03)                         2005       1.040           1.036           313,852
                                                                            2004       0.983           1.040           227,178
                                                                            2003       1.000           0.983           179,617

Scudder Technology Growth Portfolio - Class B (7/03)                        2005       1.203           1.214             9,109
                                                                            2004       1.213           1.203            14,463
                                                                            2003       1.000           1.213                 -

Scudder Templeton Foreign Value Portfolio (11/04)                           2005       1.053           1.126            61,865
                                                                            2004       1.000           1.053            28,525

Scudder Total Return Portfolio - Class B (7/03)                             2005       1.103           1.120           304,753
                                                                            2004       1.061           1.103            28,622
                                                                            2003       1.000           1.061                 -

SVS Davis Venture Value Portfolio - Class B (7/03)                          2005       1.258           1.343           263,793
                                                                            2004       1.156           1.258           203,026
                                                                            2003       1.000           1.156            28,804

SVS Dreman Financial Services Portfolio - Class B (8/03)                    2005       1.228           1.195            15,181
                                                                            2004       1.127           1.228            19,512
                                                                            2003       1.000           1.127                 -

SVS Dreman High Return Equity Portfolio - Class B (8/03)                    2005       1.288           1.354           166,882
                                                                            2004       1.160           1.288           118,167
                                                                            2003       1.000           1.160            49,593

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                     PORTFOLIO NAME                                         YEAR       YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------               ----   -------------   -------------   ---------------
SVS Dreman Small Cap Value Portfolio - Class B (7/03)                       2005       1.524           1.635            85,672
                                                                            2004       1.242           1.524            78,727
                                                                            2003       1.000           1.242                 -

SVS Eagle Focused Large Cap Growth Portfolio - Class B (8/03)               2005       1.107           1.009                 -
                                                                            2004       1.116           1.107            65,677
                                                                            2003       1.000           1.116                 -

SVS Focus Value & Growth Portfolio - Class B (10/03)                        2005       1.252           1.168                 -
                                                                            2004       1.155           1.252                 -
                                                                            2003       1.000           1.155                 -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)                   2005       1.243           1.234            79,668
                                                                            2004       1.160           1.243            34,677
                                                                            2003       1.000           1.160                 -

SVS Index 500 Portfolio - Class B (7/03)                                    2005       1.214           1.231                 -
                                                                            2004       1.130           1.214           151,691
                                                                            2003       1.000           1.130           133,925

SVS Janus Growth And Income Portfolio - Class B (7/03)                      2005       1.213           1.324           158,645
                                                                            2004       1.117           1.213            89,822
                                                                            2003       1.000           1.117                 -

SVS Janus Growth Opportunities Portfolio - Class B (10/03)                  2005       1.215           1.272            36,480
                                                                            2004       1.108           1.215             8,364
                                                                            2003       1.000           1.108                 -

SVS MFS Strategic Value Portfolio - Class B (8/03)                          2005       1.285           1.248           210,145
                                                                            2004       1.120           1.285           173,576
                                                                            2003       1.000           1.120                 -

SVS Oak Strategic Equity Portfolio - Class B (7/03)                         2005       1.174           1.096           156,303
                                                                            2004       1.191           1.174            93,679
                                                                            2003       1.000           1.191            78,041

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                    YEAR       YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------      ----   -------------   -------------   ---------------
    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                    2005       1.309           1.423           83,232
                                                                            2004       1.210           1.309           87,324
                                                                            2003       1.000           1.210           30,545

The Alger American Fund

    Alger American Balanced Portfolio - Class S Shares (7/03)               2005       1.080           1.142           78,584
                                                                            2004       1.060           1.080           53,907
                                                                            2003       1.000           1.060                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (10/03)      2005       1.180           1.316           13,570
                                                                            2004       1.119           1.180           13,671
                                                                            2003       1.000           1.119                -


                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                            PORTFOLIO NAME                                  YEAR       YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------------   ----   -------------   -------------   ---------------
AIM Variable Insurance Funds

    AIM V.I. Utilities Fund (8/03)                                          2005       1.202           1.371              739
                                                                            2004       1.000           1.202                -

Credit Suisse Trust

    Credit Suisse Trust Emerging Markets Portfolio (10/03)                  2005       1.164           1.454            7,745
                                                                            2004       1.000           1.164                -

    Credit Suisse Trust Global Small Cap Portfolio (11/03)                  2005       1.132           1.284            3,903
                                                                            2004       1.000           1.132                -

Dreyfus Investment Portfolio

    Dreyfus MidCap Stock Portfolio - Service Shares (7/03)                  2005       1.116           1.188            1,074
                                                                            2004       1.000           1.116                -

Dreyfus Socially Responsible Growth Fund, Inc.

    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)   2005       1.044           1.054                -
                                                                            2004       1.000           1.044                -

Scudder Investments VIT Funds

    Scudder Real Estate Securities Portfolio - Class B (7/03)               2005       1.212           1.318            9,576
                                                                            2004       1.000           1.212                -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                     2005       1.000           1.005                -

Scudder Variable Series I

    21st Century Growth Portfolio - Class B (11/03)                         2005       1.067           0.971                -
                                                                            2004       1.000           1.067                -

    Capital Growth Portfolio - Class B (8/03)                               2005       1.056           1.119                -
                                                                            2004       1.000           1.056                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                    YEAR       YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------------------       ----   -------------   -------------   ---------------
    Global Discovery Portfolio - Class B (10/03)                            2005       1.196           1.379            2,470
                                                                            2004       1.000           1.196                -

    Growth and Income Portfolio - Class B (7/03)                            2005       1.081           1.117                -
                                                                            2004       1.000           1.081                -

    Health Sciences Portfolio - Class B (7/03)                              2005       1.039           1.097            6,297
                                                                            2004       1.000           1.039                -

    International Portfolio - Class B (7/03)                                2005       1.138           1.286           45,580
                                                                            2004       1.000           1.138                -

    SVS I Scudder Bond Portfolio - Class B (6/05)                           2005       1.000           0.993            3,921

Scudder Variable Series II

    Scudder Blue Chip Portfolio - Class B (8/03)                            2005       1.112           1.191                -
                                                                            2004       1.000           1.112                -

    Scudder Conservative Income Strategy Portfolio - Class B (9/04)         2005       1.040           1.052            3,674
                                                                            2004       1.010           1.040                -

    Scudder Fixed Income Portfolio - Class B (7/03)                         2005       0.996           0.990                -
                                                                            2004       1.000           0.996                -

    Scudder Global Blue Chip Portfolio - Class B (10/03)                    2005       1.124           1.345                -
                                                                            2004       1.000           1.124                -

    Scudder Government & Agency Securities Portfolio - Class B (7/03)       2005       1.001           1.000                -
                                                                            2004       1.000           1.001                -

    Scudder Growth & Income Strategy Portfolio - Class B (9/04)             2005       1.075           1.103                -
                                                                            2004       1.013           1.075                -

    Scudder Growth Portfolio - Class B (8/03)                               2005       1.043           1.001                -
                                                                            2004       1.000           1.043                -

    Scudder Growth Strategy Portfolio - Class B (9/04)                      2005       1.093           1.132           55,939
                                                                            2004       1.017           1.093                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                      PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------------              ----   -------------   -------------   ---------------
Scudder High Income Portfolio - Class B (7/03)                              2005       1.085           1.096                 -
                                                                            2004       1.000           1.085                 -

Scudder Income & Growth Strategy Portfolio - Class B (9/04)                 2005       1.057           1.077             2,927
                                                                            2004       1.010           1.057                 -

Scudder International Select Equity Portfolio - Class B (7/03)              2005       1.151           1.282             4,022
                                                                            2004       1.000           1.151                 -

Scudder Mercury Large Cap Core Portfolio (12/04)                            2005       1.036           1.143           127,639

Scudder Mid-Cap Growth Portfolio - Class B (12/03)                          2005       1.045           1.170             2,544
                                                                            2004       1.000           1.045                 -

Scudder Money Market Portfolio - Class B (8/03)                             2005       0.986           0.986                 -
                                                                            2004       1.000           0.986                 -

Scudder Salomon Aggressive Growth Portfolio (8/03)                          2005       1.103           1.220                 -
                                                                            2004       1.000           1.103                 -

Scudder Small Cap Growth Portfolio - Class B (7/03)                         2005       1.066           1.111            51,099
                                                                            2004       1.000           1.066                 -

Scudder Strategic Income Portfolio - Class B (7/03)                         2005       1.057           1.053             4,897
                                                                            2004       1.000           1.057                 -

Scudder Technology Growth Portfolio - Class B (7/03)                        2005       1.046           1.055                 -
                                                                            2004       1.000           1.046                 -

Scudder Templeton Foreign Value Portfolio (11/04)                           2005       1.053           1.125            79,441
                                                                            2004       1.000           1.053                 -

Scudder Total Return Portfolio - Class B (7/03)                             2005       1.033           1.049                 -
                                                                            2004       1.000           1.033                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                      PORTFOLIO NAME                                        YEAR       YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------               ----   -------------   -------------   ---------------
SVS Davis Venture Value Portfolio - Class B (7/03)                          2005       1.069           1.140           62,448
                                                                            2004       1.000           1.069                -

SVS Dreman Financial Services Portfolio - Class B (8/03)                    2005       1.061           1.031                -
                                                                            2004       1.000           1.061                -

SVS Dreman High Return Equity Portfolio - Class B (8/03)                    2005       1.115           1.171           66,667
                                                                            2004       1.000           1.115                -

SVS Dreman Small Cap Value Portfolio - Class B (7/03)                       2005       1.168           1.252           71,534
                                                                            2004       1.000           1.168                -

SVS Eagle Focused Large Cap Growth Portfolio - Class B (8/03)               2005       1.012           0.922                -
                                                                            2004       1.000           1.012                -

SVS Focus Value & Growth Portfolio - Class B (10/03)                        2005       1.105           1.031                -
                                                                            2004       1.000           1.105                -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)                   2005       1.081           1.072                -
                                                                            2004       1.000           1.081                -

SVS Index 500 Portfolio - Class B (7/03)                                    2005       1.086           1.100                -
                                                                            2004       1.000           1.086                -

SVS Janus Growth And Income Portfolio - Class B (7/03)                      2005       1.102           1.202                -
                                                                            2004       1.000           1.102                -

SVS Janus Growth Opportunities Portfolio - Class B (10/03)                  2005       1.108           1.159                -
                                                                            2004       1.000           1.108                -

SVS MFS Strategic Value Portfolio - Class B (8/03)                          2005       1.141           1.108                -
                                                                            2004       1.000           1.141                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                    YEAR       YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------      ----   -------------   -------------   ---------------
    SVS Oak Strategic Equity Portfolio - Class B (7/03)                     2005       1.015           0.947              -
                                                                            2004       1.000           1.015              -

    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                    2005       1.098           1.194              -
                                                                            2004       1.000           1.098              -

The Alger American Fund

    Alger American Balanced Portfolio - Class S Shares (7/03)               2005       1.017           1.074              -
                                                                            2004       1.000           1.017              -

    Alger American Leveraged AllCap Portfolio - Class S Shares (10/03)      2005       1.068           1.191              -
                                                                            2004       1.000           1.068              -


                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.40%



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                            PORTFOLIO NAME                                  YEAR       YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------------   ----   -------------   -------------   ---------------
AIM Variable Insurance Funds

    AIM V.I. Utilities Fund (8/03)                                          2005       1.216           1.387                 -
                                                                            2004       1.000           1.216                 -

Credit Suisse Trust

    Credit Suisse Trust Emerging Markets Portfolio (10/03)                  2005       1.286           1.607            73,081
                                                                            2004       1.000           1.286                 -

    Credit Suisse Trust Global Small Cap Portfolio (11/03)                  2005       1.122           1.272                 -
                                                                            2004       1.000           1.122                 -

Dreyfus Investment Portfolio

    Dreyfus MidCap Stock Portfolio - Service Shares (7/03)                  2005       1.127           1.199            16,704
                                                                            2004       1.000           1.127                 -

Dreyfus Socially Responsible Growth Fund, Inc.

    Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares (9/03)   2005       1.028           1.037                 -
                                                                            2004       1.000           1.028                 -

Scudder Investments VIT Funds

    Scudder Real Estate Securities Portfolio - Class B (7/03)               2005       1.281           1.392           113,275
                                                                            2004       1.000           1.281                 -

    Scudder VIT Equity 500 Index Fund - Class B2 (9/05)                     2005       1.000           1.005                 -

Scudder Variable Series I

    21st Century Growth Portfolio - Class B (11/03)                         2005       1.076           0.978                 -
                                                                            2004       1.000           1.076                 -

    Capital Growth Portfolio - Class B (8/03)                               2005       1.038           1.100            17,354
                                                                            2004       1.000           1.038                 -

    Global Discovery Portfolio - Class B (10/03)                            2005       1.181           1.361            98,587
                                                                            2004       1.000           1.181                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                    YEAR       YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------------------       ----   -------------   -------------   ---------------
    Growth and Income Portfolio - Class B (7/03)                            2005       1.065           1.100                 -
                                                                            2004       1.000           1.065                 -

    Health Sciences Portfolio - Class B (7/03)                              2005       1.045           1.102           112,765
                                                                            2004       1.000           1.045                 -

    International Portfolio - Class B (7/03)                                2005       1.154           1.303            26,649
                                                                            2004       1.000           1.154                 -

    SVS I Scudder Bond Portfolio - Class B (6/05)                           2005       1.000           0.993            12,422

Scudder Variable Series II

    Scudder Blue Chip Portfolio - Class B (8/03)                            2005       1.093           1.171            22,204
                                                                            2004       1.000           1.093                 -

    Scudder Conservative Income Strategy Portfolio - Class B (9/04)         2005       1.040           1.051                 -
                                                                            2004       1.010           1.040                 -

    Scudder Fixed Income Portfolio - Class B (7/03)                         2005       1.041           1.036             3,403
                                                                            2004       1.000           1.041                 -

    Scudder Global Blue Chip Portfolio - Class B (10/03)                    2005       1.158           1.385            15,672
                                                                            2004       1.000           1.158                 -

    Scudder Government & Agency Securities Portfolio - Class B (7/03)       2005       1.033           1.031             3,427
                                                                            2004       1.000           1.033                 -

    Scudder Growth & Income Strategy Portfolio - Class B (9/04)             2005       1.074           1.102                 -
                                                                            2004       1.012           1.074                 -

    Scudder Growth Portfolio - Class B (8/03)                               2005       1.025           0.984                 -
                                                                            2004       1.000           1.025                 -

    Scudder Growth Strategy Portfolio - Class B (9/04)                      2005       1.093           1.132            37,923
                                                                            2004       1.017           1.093                 -

    Scudder High Income Portfolio - Class B (7/03)                          2005       1.101           1.112            44,950
                                                                            2004       1.000           1.101                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                            PORTFOLIO NAME                                  YEAR       YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------------------   ----   -------------   -------------   ---------------
Scudder Income & Growth Strategy Portfolio - Class B (9/04)                 2005       1.056           1.077                 -
                                                                            2004       1.010           1.056                 -

Scudder International Select Equity Portfolio - Class B (7/03)              2005       1.166           1.297           204,290
                                                                            2004       1.000           1.166                 -

Scudder Mercury Large Cap Core Portfolio (12/04)                            2005       1.036           1.142             8,799

Scudder Mid-Cap Growth Portfolio - Class B (12/03)                          2005       1.064           1.192                 -
                                                                            2004       1.000           1.064                 -

Scudder Money Market Portfolio - Class B (8/03)                             2005       0.991           0.991                 -
                                                                            2004       1.000           0.991                 -

Scudder Salomon Aggressive Growth Portfolio (8/03)                          2005       1.089           1.204                 -
                                                                            2004       1.000           1.089                 -

Scudder Small Cap Growth Portfolio - Class B (7/03)                         2005       1.079           1.124                 -
                                                                            2004       1.000           1.079                 -

Scudder Strategic Income Portfolio - Class B (7/03)                         2005       1.100           1.094             9,163
                                                                            2004       1.000           1.100                 -

Scudder Technology Growth Portfolio - Class B (7/03)                        2005       1.037           1.045            13,230
                                                                            2004       1.000           1.037                 -

Scudder Templeton Foreign Value Portfolio (11/04)                           2005       1.053           1.124           113,655
                                                                            2004       1.000           1.053                 -

Scudder Total Return Portfolio - Class B (7/03)                             2005       1.041           1.056            23,740
                                                                            2004       1.000           1.041                 -

SVS Davis Venture Value Portfolio - Class B (7/03)                          2005       1.070           1.141                 -
                                                                            2004       1.000           1.070                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                                       YEAR       YEAR         END OF YEAR       END OF YEAR
-------------------------------------------------------------               ----   -------------   -------------   ---------------
SVS Dreman Financial Services Portfolio - Class B (8/03)                    2005       1.091           1.060                 -
                                                                            2004       1.000           1.091                 -

SVS Dreman High Return Equity Portfolio - Class B (8/03)                    2005       1.122           1.178            80,973
                                                                            2004       1.000           1.122                 -

SVS Dreman Small Cap Value Portfolio - Class B (7/03)                       2005       1.187           1.272           103,504
                                                                            2004       1.000           1.187                 -

SVS Eagle Focused Large Cap Growth Portfolio - Class B (8/03)               2005       1.023           0.933                 -
                                                                            2004       1.000           1.023                 -

SVS Focus Value & Growth Portfolio - Class B (10/03)                        2005       1.108           1.034                 -
                                                                            2004       1.000           1.108                 -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)                   2005       1.070           1.061                 -
                                                                            2004       1.000           1.070                 -

SVS Index 500 Portfolio - Class B (7/03)                                    2005       1.069           1.083                 -
                                                                            2004       1.000           1.069                 -

SVS Janus Growth And Income Portfolio - Class B (7/03)                      2005       1.096           1.196                 -
                                                                            2004       1.000           1.096                 -

SVS Janus Growth Opportunities Portfolio - Class B (10/03)                  2005       1.087           1.137                 -
                                                                            2004       1.000           1.087                 -

SVS MFS Strategic Value Portfolio - Class B (8/03)                          2005       1.133           1.099                 -
                                                                            2004       1.000           1.133                 -

SVS Oak Strategic Equity Portfolio - Class B (7/03)                         2005       1.035           0.965                 -
                                                                            2004       1.000           1.035                 -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)



                                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                                    YEAR       YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------------------      ----   -------------   -------------   ---------------
    SVS Turner Mid Cap Growth Portfolio - Class B (7/03)                    2005       1.106           1.201           92,352
                                                                            2004       1.000           1.106                -

The Alger American Fund

    Alger American Balanced Portfolio - Class S Shares (7/03)               2005       1.040           1.098                -
                                                                            2004       1.000           1.040                -

    Alger American Leveraged AllCap Portfolio - Class S Shares (10/03)      2005       1.051           1.172                -
                                                                            2004       1.000           1.051                -


                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.45%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.201           1.369               8,600
                                                               2004        1.000           1.201               5,843

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.163           1.452             149,889
                                                               2004        1.000           1.163              81,744

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.131           1.282              15,237
                                                               2004        1.000           1.131              17,189

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.115           1.186             261,876
                                                               2004        1.000           1.115             141,356

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.043           1.052              11,530
                                                               2004        1.000           1.043                   -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.211           1.315              38,354
                                                               2004        1.000           1.211              25,705

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.004               9,039

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.067           0.970                   -
                                                               2004        1.000           1.067              11,916

   Capital Growth Portfolio - Class B (8/03)                   2005        1.055           1.117             121,182
                                                               2004        1.000           1.055              12,458

   Global Discovery Portfolio - Class B (10/03)                2005        1.195           1.376             119,655
                                                               2004        1.000           1.195              69,218

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)




                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------      ---------------
   Growth and Income Portfolio - Class B (7/03)                2005        1.080           1.115               80,979
                                                               2004        1.000           1.080               45,528

   Health Sciences Portfolio - Class B (7/03)                  2005        1.038           1.095              124,063
                                                               2004        1.000           1.038               57,585

   International Portfolio - Class B (7/03)                    2005        1.137           1.284               23,213
                                                               2004        1.000           1.137               21,487

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.992                    -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.111           1.189              191,774
                                                               2004        1.000           1.111               76,385

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.039           1.050               20,472
                                                               2004        1.010           1.039               13,051

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        0.995           0.989               88,708
                                                               2004        1.000           0.995               63,366

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.123           1.343              170,033
                                                               2004        1.000           1.123               93,885

   Scudder Government & Agency Securities Portfolio - Class
   B (7/03)                                                    2005        1.000           0.998              159,976
                                                               2004        1.000           1.000               75,514

   Scudder Growth & Income Strategy Portfolio - Class B

   (9/04)                                                      2005        1.074           1.101               60,523
                                                               2004        1.012           1.074                    -

   Scudder Growth Portfolio - Class B (8/03)                   2005        1.042           1.000                    -
                                                               2004        1.000           1.042               10,816

   Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.093           1.131               93,739
                                                               2004        1.017           1.093                    -

   Scudder High Income Portfolio - Class B (7/03)              2005        1.084           1.094              226,105
                                                               2004        1.000           1.084              119,584

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------    ----    -------------   -------------     ----------------
Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                      2005        1.056           1.076             154,931
                                                            2004        1.010           1.056              97,069

Scudder International Select Equity Portfolio - Class B
(7/03)                                                      2005        1.150           1.279              65,817
                                                            2004        1.000           1.150              15,595

Scudder Mercury Large Cap Core Portfolio (12/04)            2005        1.036           1.141                   -

Scudder Mid-Cap Growth Portfolio - Class B (12/03)          2005        1.044           1.168              35,342
                                                            2004        1.000           1.044              15,118

Scudder Money Market Portfolio - Class B (8/03)             2005        0.985           0.985                   -
                                                            2004        1.000           0.985                   -

Scudder Salomon Aggressive Growth Portfolio (8/03)          2005        1.102           1.218               2,154
                                                            2004        1.000           1.102               2,488

Scudder Small Cap Growth Portfolio - Class B (7/03)         2005        1.065           1.109             102,102
                                                            2004        1.000           1.065              31,644

Scudder Strategic Income Portfolio - Class B (7/03)         2005        1.056           1.051              68,038
                                                            2004        1.000           1.056              17,881

Scudder Technology Growth Portfolio - Class B (7/03)        2005        1.045           1.053              74,898
                                                            2004        1.000           1.045              57,561

Scudder Templeton Foreign Value Portfolio (11/04)           2005        1.053           1.124              21,776
                                                            2004        1.000           1.053                   -

Scudder Total Return Portfolio - Class B (7/03)             2005        1.032           1.047              76,220
                                                            2004        1.000           1.032              20,852

SVS Davis Venture Value Portfolio - Class B (7/03)          2005        1.068           1.138             265,508
                                                            2004        1.000           1.068              97,222

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------------------------   ----    -------------   -------------     ----------------
SVS Dreman Financial Services Portfolio - Class B (8/03)    2005        1.060           1.030             139,012
                                                            2004        1.000           1.060              76,483

SVS Dreman High Return Equity Portfolio - Class B (8/03)    2005        1.114           1.169             205,906
                                                            2004        1.000           1.114              95,210

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005        1.167           1.250             287,113
                                                            2004        1.000           1.167             175,402

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                      2005        1.011           0.921                   -
                                                            2004        1.000           1.011              75,942

SVS Focus Value & Growth Portfolio - Class B (10/03)        2005        1.104           1.030                   -
                                                            2004        1.000           1.104              31,673

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2005        1.080           1.070             205,941
                                                            2004        1.000           1.080             126,409

SVS Index 500 Portfolio - Class B (7/03)                    2005        1.085           1.099                   -
                                                            2004        1.000           1.085               8,048

SVS Janus Growth And Income Portfolio - Class B (7/03)      2005        1.101           1.200              98,735
                                                            2004        1.000           1.101              67,436

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                     2005        1.107           1.157                   -
                                                            2004        1.000           1.107                   -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005        1.140           1.106              25,292
                                                            2004        1.000           1.140              25,235

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005        1.015           0.946              77,684
                                                            2004        1.000           1.015              21,726

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.097           1.191               38,271
                                                               2004        1.000           1.097               14,670

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.016           1.072               85,207
                                                               2004        1.000           1.016               35,321

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.067           1.189               73,707
                                                               2004        1.000           1.067               29,176

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                         SEPARATE ACCOUNT CHARGES 2.50%



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005       1.281           1.460                -
                                                               2004       1.063           1.281                -
                                                               2003       1.000           1.063                -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005       1.603           2.000              401
                                                               2004       1.315           1.603              402
                                                               2003       1.000           1.315                -

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005       1.420           1.609                -
                                                               2004       1.234           1.420                -
                                                               2003       1.000           1.234                -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005       1.301           1.383            9,350
                                                               2004       1.168           1.301           11,044
                                                               2003       1.000           1.168            9,350

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005       1.159           1.169                -
                                                               2004       1.122           1.159                -
                                                               2003       1.000           1.122                -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005       1.479           1.606              433
                                                               2004       1.160           1.479            3,415
                                                               2003       1.000           1.160                -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005       1.000           1.004                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005       1.213           1.102               -
                                                               2004       1.124           1.213               -
                                                               2003       1.000           1.124               -

   Capital Growth Portfolio - Class B (8/03)                   2005       1.166           1.234               -
                                                               2004       1.112           1.166               -
                                                               2003       1.000           1.112               -

   Global Discovery Portfolio - Class B (10/03)                2005       1.500           1.728           3,661
                                                               2004       1.249           1.500           3,664
                                                               2003       1.000           1.249               -

   Growth and Income Portfolio - Class B (7/03)                2005       1.204           1.241               -
                                                               2004       1.124           1.204           4,385
                                                               2003       1.000           1.124               -

   Health Sciences Portfolio - Class B (7/03)                  2005       1.192           1.256             499
                                                               2004       1.119           1.192             500
                                                               2003       1.000           1.119               -

   International Portfolio - Class B (7/03)                    2005       1.339           1.511           3,930
                                                               2004       1.181           1.339           3,933
                                                               2003       1.000           1.181               -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005       1.000           0.992               -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005       1.298           1.389           8,180
                                                               2004       1.152           1.298           8,191
                                                               2003       1.000           1.152               -

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005       1.039           1.049               -
                                                               2004       1.009           1.039               -

   Scudder Fixed Income Portfolio - Class B (7/03)             2005       1.000           0.994               -
                                                               2004       0.985           1.000               -
                                                               2003       1.000           0.985               -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                  BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                      YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------   ----   -------------   -------------   ---------------
Scudder Global Blue Chip Portfolio - Class B (10/03)       2005       1.312           1.567              474
                                                           2004       1.176           1.312              475
                                                           2003       1.000           1.176                -

Scudder Government & Agency Securities Portfolio - Class
                                                           2004       0.992           1.000                -
                                                           2004       0.992           1.000                -
                                                           2003       1.000           0.992                -

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                     2005       1.074           1.100                -
                                                           2004       1.012           1.074                -

Scudder Growth Portfolio - Class B (8/03)                  2005       1.129           1.083                -
                                                           2004       1.105           1.129                -
                                                           2003       1.000           1.105                -

Scudder Growth Strategy Portfolio - Class B (9/04)         2005       1.093           1.130           39,814
                                                           2004       1.016           1.093                -

Scudder High Income Portfolio - Class B (7/03)             2005       1.190           1.200           16,177
                                                           2004       1.088           1.190           17,557
                                                           2003       1.000           1.088           10,048

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                     2005       1.056           1.075                -
                                                           2004       1.009           1.056                -

Scudder International Select Equity Portfolio - Class B
(7/03)                                                     2005       1.386           1.541            9,681
                                                           2004       1.206           1.386            9,682
                                                           2003       1.000           1.206            9,226

Scudder Mercury Large Cap Core Portfolio (12/04)           2005       1.036           1.141                -

Scudder Mid-Cap Growth Portfolio - Class B (12/03)         2005       1.173           1.312                -
                                                           2004       1.161           1.173                -
                                                           2003       1.000           1.161                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                      YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------   ----   -------------   -------------   ---------------
Scudder Money Market Portfolio - Class B (8/03)            2005       0.968           0.967                -
                                                           2004       0.987           0.968                -
                                                           2003       1.000           0.987                -

Scudder Salomon Aggressive Growth Portfolio (8/03)         2005       1.274           1.406                -
                                                           2004       1.172           1.274                -
                                                           2003       1.000           1.172                -

Scudder Small Cap Growth Portfolio - Class B (7/03)        2005       1.217           1.267              525
                                                           2004       1.129           1.217              526
                                                           2003       1.000           1.129                -

Scudder Strategic Income Portfolio - Class B (7/03)        2005       1.037           1.031            7,024
                                                           2004       0.982           1.037            7,030
                                                           2003       1.000           0.982                -

Scudder Technology Growth Portfolio - Class B (7/03)       2005       1.199           1.208                -
                                                           2004       1.212           1.199                -
                                                           2003       1.000           1.212                -

Scudder Templeton Foreign Value Portfolio (11/04)          2005       1.053           1.123                -
                                                           2004       1.000           1.053                -

Scudder Total Return Portfolio - Class B (7/03)            2005       1.099           1.114            2,185
                                                           2004       1.060           1.099            7,993
                                                           2003       1.000           1.060                -

SVS Davis Venture Value Portfolio - Class B (7/03)         2005       1.254           1.336            2,383
                                                           2004       1.154           1.254            4,067
                                                           2003       1.000           1.154                -

SVS Dreman Financial Services Portfolio - Class B (8/03)   2005       1.225           1.189              489
                                                           2004       1.126           1.225              490
                                                           2003       1.000           1.126                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------   ----   -------------   -------------   ---------------
SVS Dreman High Return Equity Portfolio - Class B (8/03)    2005       1.284           1.347            9,821
                                                            2004       1.159           1.284           12,985
                                                            2003       1.000           1.159            9,821

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005       1.519           1.627            3,424
                                                            2004       1.241           1.519            4,928
                                                            2003       1.000           1.241                -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                      2005       1.103           1.005                -
                                                            2004       1.115           1.103                -
                                                            2003       1.000           1.115                -

SVS Focus Value & Growth Portfolio - Class B (10/03)        2005       1.248           1.164                -
                                                            2004       1.154           1.248                -
                                                            2003       1.000           1.154                -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2005       1.239           1.228           17,656
                                                            2004       1.159           1.239           22,945
                                                            2003       1.000           1.159            9,768

SVS Index 500 Portfolio - Class B (7/03)                    2005       1.211           1.225                -
                                                            2004       1.128           1.211                -
                                                            2003       1.000           1.128                -

SVS Janus Growth And Income Portfolio - Class B (7/03)      2005       1.209           1.318           19,876
                                                            2004       1.116           1.209           19,876
                                                            2003       1.000           1.116           19,876

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                     2005       1.211           1.266                -
                                                            2004       1.107           1.211                -
                                                            2003       1.000           1.107                -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005       1.281           1.242           11,261
                                                            2004       1.119           1.281           11,265
                                                            2003       1.000           1.119            9,819

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005       1.171           1.091           75,702
                                                               2004       1.190           1.171           75,702
                                                               2003       1.000           1.190                -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005       1.305           1.416           68,970
                                                               2004       1.209           1.305           68,970
                                                               2003       1.000           1.209                -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005       1.077           1.136           20,297
                                                               2004       1.059           1.077           20,297
                                                               2003       1.000           1.059           20,297

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005       1.176           1.310                -
                                                               2004       1.118           1.176                -
                                                               2003       1.000           1.118                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.55%



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005       1.000           1.109           16,031

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005       1.000           1.215           15,197

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005       1.000           1.120                -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005       1.000           1.069           16,424

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005       1.000           1.022                -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005       1.000           1.132                -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005       1.000           1.004                -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005       1.000           0.907                -

   Capital Growth Portfolio - Class B (8/03)                   2005       1.000           1.065                -

   Global Discovery Portfolio - Class B (10/03)                2005       1.000           1.131                -

   Growth and Income Portfolio - Class B (7/03)                2005       1.000           1.034                -

   Health Sciences Portfolio - Class B (7/03)                  2005       1.000           1.077           98,385

   International Portfolio - Class B (7/03)                    2005       1.000           1.130                -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005       1.000           0.992                -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005       1.000           1.072                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                      YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------   ----   -------------   -------------   ---------------
Scudder Conservative Income Strategy Portfolio - Class B
(9/04)                                                     2005       1.000           1.005                -

Scudder Fixed Income Portfolio - Class B (7/03)            2005       1.000           0.984                -

Scudder Global Blue Chip Portfolio - Class B (10/03)       2005       1.000           1.181                -

Scudder Government & Agency Securities Portfolio - Class
B (7/03)                                                   2005       1.000           0.993                -

Scudder Growth & Income Strategy Portfolio - Class B
(9/04)                                                     2005       1.000           1.025           52,787

Scudder Growth Portfolio - Class B (8/03)                  2005       1.000           0.967                -

Scudder Growth Strategy Portfolio - Class B (9/04)         2005       1.000           1.036          163,314

Scudder High Income Portfolio - Class B (7/03)             2005       1.000           0.997           15,312

Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                     2005       1.000           1.015          304,252

Scudder International Select Equity Portfolio - Class B
(7/03)                                                     2005       1.000           1.119           99,604

Scudder Mercury Large Cap Core Portfolio (12/04)           2005       1.000           1.094           16,184

Scudder Mid-Cap Growth Portfolio - Class B (12/03)         2005       1.000           1.109                -

Scudder Money Market Portfolio - Class B (8/03)            2005       1.000           1.000          311,636

Scudder Salomon Aggressive Growth Portfolio (8/03)         2005       1.000           1.112            3,826

Scudder Small Cap Growth Portfolio - Class B (7/03)        2005       1.000           1.037            4,215

Scudder Strategic Income Portfolio - Class B (7/03)        2005       1.000           0.985                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------   ----   -------------   -------------   ---------------
Scudder Technology Growth Portfolio - Class B (7/03)        2005       1.000           1.050                -

Scudder Templeton Foreign Value Portfolio (11/04)           2005       1.000           1.060                -

Scudder Total Return Portfolio - Class B (7/03)             2005       1.000           1.012                -

SVS Davis Venture Value Portfolio - Class B (7/03)          2005       1.000           1.054                -

SVS Dreman Financial Services Portfolio - Class B (8/03)    2005       1.000           0.986                -

SVS Dreman High Return Equity Portfolio - Class B (8/03)    2005       1.000           1.036           19,635

SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2005       1.000           1.075           16,503

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                      2005       1.000           0.933                -

SVS Focus Value & Growth Portfolio - Class B (10/03)        2005       1.000           0.955                -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)   2005       1.000           0.985           19,623

SVS Index 500 Portfolio - Class B (7/03)                    2005       1.000           1.018                -

SVS Janus Growth And Income Portfolio - Class B (7/03)      2005       1.000           1.095            3,908

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                     2005       1.000           1.067                -

SVS MFS Strategic Value Portfolio - Class B (8/03)          2005       1.000           0.995            5,537

SVS Oak Strategic Equity Portfolio - Class B (7/03)         2005       1.000           0.979            5,632

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005       1.000           1.088                -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005       1.000           1.071           18,150

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005       1.000           1.138            3,821

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005      1.215           1.383             11,424
                                                               2004      1.000           1.215                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005      1.285           1.602              6,911
                                                               2004      1.000           1.285                  -

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005      1.121           1.268                  -
                                                               2004      1.000           1.121                  -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005      1.126           1.195                  -
                                                               2004      1.000           1.126                  -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005      1.027           1.034                  -
                                                               2004      1.000           1.027                  -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005      1.279           1.388                  -
                                                               2004      1.000           1.279                  -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005      1.000           1.004                  -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005      1.074           0.976                  -
                                                               2004      1.000           1.074                  -

   Capital Growth Portfolio - Class B (8/03)                   2005      1.037           1.097                  -
                                                               2004      1.000           1.037                  -

   Global Discovery Portfolio - Class B (10/03)                2005      1.179           1.357                  -
                                                               2004      1.000           1.179                  -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Growth and Income Portfolio - Class B (7/03)                2005        1.064           1.096                -
                                                               2004        1.000           1.064                -

   Health Sciences Portfolio - Class B (7/03)                  2005        1.044           1.099           19,684
                                                               2004        1.000           1.044                -

   International Portfolio - Class B (7/03)                    2005        1.152           1.299                -
                                                               2004        1.000           1.152                -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.992                -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.092           1.167                -
                                                               2004        1.000           1.092                -

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.039           1.048                -
                                                               2004        1.009           1.039                -

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        1.040           1.032                -
                                                               2004        1.000           1.040                -

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.157           1.381           11,851
                                                               2004        1.000           1.157                -

   Scudder Government & Agency Securities Portfolio - Class
   B (7/03)                                                    2005        1.032           1.028                -
                                                               2004        1.000           1.032                -

   Scudder Growth & Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.074           1.099                -
                                                               2004        1.012           1.074                -

   Scudder Growth Portfolio - Class B (8/03)                   2005        1.024           0.982                -
                                                               2004        1.000           1.024                -

   Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.092           1.128                -
                                                               2004        1.016           1.092                -

   Scudder High Income Portfolio - Class B (7/03)              2005        1.100           1.108                -
                                                               2004        1.000           1.100                -

                         CONDENSED FINANCIAL INFORMATION




                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                         2005        1.056           1.074                -
                                                               2004        1.009           1.056                -

Scudder International Select Equity Portfolio - Class B
(7/03)                                                         2005        1.164           1.293                -
                                                               2004        1.000           1.164                -

Scudder Mercury Large Cap Core Portfolio (12/04)               2005        1.036           1.140                -

Scudder Mid-Cap Growth Portfolio - Class B (12/03)             2005        1.063           1.188                -
                                                               2004        1.000           1.063                -

Scudder Money Market Portfolio - Class B (8/03)                2005        0.990           0.988                -
                                                               2004        1.000           0.990                -

Scudder Salomon Aggressive Growth Portfolio (8/03)             2005        1.088           1.201                -
                                                               2004        1.000           1.088                -

Scudder Small Cap Growth Portfolio - Class B (7/03)            2005        1.077           1.121            9,546
                                                               2004        1.000           1.077                -

Scudder Strategic Income Portfolio - Class B (7/03)            2005        1.099           1.091           19,874
                                                               2004        1.000           1.099                -

Scudder Technology Growth Portfolio - Class B (7/03)           2005        1.036           1.042                -
                                                               2004        1.000           1.036                -

Scudder Templeton Foreign Value Portfolio (11/04)              2005        1.053           1.122                -
                                                               2004        1.000           1.053                -

Scudder Total Return Portfolio - Class B (7/03)                2005        1.039           1.052                -
                                                               2004        1.000           1.039                -

SVS Davis Venture Value Portfolio - Class B (7/03)             2005        1.069           1.138                -
                                                               2004        1.000           1.069                -

                         CONDENSED FINANCIAL INFORMATION




                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
SVS Dreman Financial Services Portfolio - Class B (8/03)       2005        1.089           1.057                -
                                                               2004        1.000           1.089                -

SVS Dreman High Return Equity Portfolio - Class B (8/03)       2005        1.121           1.174                -
                                                               2004        1.000           1.121                -

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.185           1.268            8,404
                                                               2004        1.000           1.185                -

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                         2005        1.022           0.931                -
                                                               2004        1.000           1.022                -

SVS Focus Value & Growth Portfolio - Class B (10/03)           2005        1.107           1.032                -
                                                               2004        1.000           1.107                -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)      2005        1.069           1.058                -
                                                               2004        1.000           1.069                -

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.068           1.080                -
                                                               2004        1.000           1.068                -

SVS Janus Growth And Income Portfolio - Class B (7/03)         2005        1.095           1.192                -
                                                               2004        1.000           1.095                -

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                        2005        1.086           1.133                -
                                                               2004        1.000           1.086                -

SVS MFS Strategic Value Portfolio - Class B (8/03)             2005        1.131           1.096                -
                                                               2004        1.000           1.131                -

SVS Oak Strategic Equity Portfolio - Class B (7/03)            2005        1.034           0.962                -
                                                               2004        1.000           1.034                -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.104           1.197                -
                                                               2004        1.000           1.104                -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.039           1.095                -
                                                               2004        1.000           1.039                -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.050           1.168                -
                                                               2004        1.000           1.050                -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.65%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Utilities Fund (8/03)                              2005        1.199           1.364                       -
                                                               2004        1.000           1.199                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/03)      2005        1.161           1.447                  44,754
                                                               2004        1.000           1.161                       -

   Credit Suisse Trust Global Small Cap Portfolio (11/03)      2005        1.129           1.277                  44,609
                                                               2004        1.000           1.129                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2005        1.114           1.181                  78,456
                                                               2004        1.000           1.114                   4,826

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (9/03)                                               2005        1.042           1.049                  32,044
                                                               2004        1.000           1.042                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2005        1.209           1.311                  22,479
                                                               2004        1.000           1.209                       -

   Scudder VIT Equity 500 Index Fund - Class B2 (9/05)         2005        1.000           1.004                       -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (11/03)             2005        1.065           0.967                       -
                                                               2004        1.000           1.065                       -

   Capital Growth Portfolio - Class B (8/03)                   2005        1.053           1.113                  36,442
                                                               2004        1.000           1.053                       -

   Global Discovery Portfolio - Class B (10/03)                2005        1.193           1.371                       -
                                                               2004        1.000           1.193                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Growth and Income Portfolio - Class B (7/03)                2005        1.079           1.111                  25,839
                                                               2004        1.000           1.079                       -

   Health Sciences Portfolio - Class B (7/03)                  2005        1.037           1.091                   9,654
                                                               2004        1.000           1.037                   2,973

   International Portfolio - Class B (7/03)                    2005        1.135           1.280                   1,332
                                                               2004        1.000           1.135                       -

   SVS I Scudder Bond Portfolio - Class B (6/05)               2005        1.000           0.991                       -

Scudder Variable Series II
   Scudder Blue Chip Portfolio - Class B (8/03)                2005        1.109           1.185                  30,423
                                                               2004        1.000           1.109                   2,849

   Scudder Conservative Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.039           1.047                       -
                                                               2004        1.009           1.039                       -

   Scudder Fixed Income Portfolio - Class B (7/03)             2005        0.993           0.985                   1,825
                                                               2004        1.000           0.993                   1,829

   Scudder Global Blue Chip Portfolio - Class B (10/03)        2005        1.122           1.338                       -
                                                               2004        1.000           1.122                       -

   Scudder Government & Agency Securities Portfolio - Class
   B (7/03)                                                    2005        0.998           0.994                   1,811
                                                               2004        1.000           0.998                   1,815

   Scudder Growth & Income Strategy Portfolio - Class B
   (9/04)                                                      2005        1.073           1.098                       -
                                                               2004        1.012           1.073                       -

   Scudder Growth Portfolio - Class B (8/03)                   2005        1.040           0.998                       -
                                                               2004        1.000           1.040                   1,926

   Scudder Growth Strategy Portfolio - Class B (9/04)          2005        1.092           1.128                       -
                                                               2004        1.016           1.092                       -

   Scudder High Income Portfolio - Class B (7/03)              2005        1.082           1.090                  51,319
                                                               2004        1.000           1.082                   1,787

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
Scudder Income & Growth Strategy Portfolio - Class B
(9/04)                                                         2005        1.055           1.073                       -
                                                               2004        1.009           1.055                       -

Scudder International Select Equity Portfolio - Class B
(7/03)                                                         2005        1.148           1.275                  22,434
                                                               2004        1.000           1.148                       -

Scudder Mercury Large Cap Core Portfolio (12/04)               2005        1.036           1.139                  44,899

Scudder Mid-Cap Growth Portfolio - Class B (12/03)             2005        1.042           1.164                       -
                                                               2004        1.000           1.042                       -

Scudder Money Market Portfolio - Class B (8/03)                2005        0.983           0.981                       -
                                                               2004        1.000           0.983                       -

Scudder Salomon Aggressive Growth Portfolio (8/03)             2005        1.101           1.214                   7,809
                                                               2004        1.000           1.101                       -

Scudder Small Cap Growth Portfolio - Class B (7/03)            2005        1.064           1.106                  57,153
                                                               2004        1.000           1.064                   2,070

Scudder Strategic Income Portfolio - Class B (7/03)            2005        1.055           1.047                  26,741
                                                               2004        1.000           1.055                   1,821

Scudder Technology Growth Portfolio - Class B (7/03)           2005        1.043           1.049                   3,119
                                                               2004        1.000           1.043                   3,123

Scudder Templeton Foreign Value Portfolio (11/04)              2005        1.052           1.121                 107,140
                                                               2004        1.000           1.052                       -

Scudder Total Return Portfolio - Class B (7/03)                2005        1.031           1.043                       -
                                                               2004        1.000           1.031                       -

SVS Davis Venture Value Portfolio - Class B (7/03)             2005        1.066           1.134                 137,607
                                                               2004        1.000           1.066                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
SVS Dreman Financial Services Portfolio - Class B (8/03)       2005        1.058           1.026                  67,644
                                                               2004        1.000           1.058                   2,917

SVS Dreman High Return Equity Portfolio - Class B (8/03)       2005        1.113           1.165                  30,780
                                                               2004        1.000           1.113                   4,634

SVS Dreman Small Cap Value Portfolio - Class B (7/03)          2005        1.165           1.246                  49,370
                                                               2004        1.000           1.165                   2,750

SVS Eagle Focused Large Cap Growth Portfolio - Class B
(8/03)                                                         2005        1.009           0.919                       -
                                                               2004        1.000           1.009                   3,145

SVS Focus Value & Growth Portfolio - Class B (10/03)           2005        1.103           1.027                       -
                                                               2004        1.000           1.103                       -

SVS II Scudder Large Cap Value Portfolio - Class B (8/03)      2005        1.078           1.067                   4,413
                                                               2004        1.000           1.078                   2,855

SVS Index 500 Portfolio - Class B (7/03)                       2005        1.083           1.095                       -
                                                               2004        1.000           1.083                       -

SVS Janus Growth And Income Portfolio - Class B (7/03)         2005        1.099           1.196                  49,422
                                                               2004        1.000           1.099                   2,923

SVS Janus Growth Opportunities Portfolio - Class B
(10/03)                                                        2005        1.105           1.153                       -
                                                               2004        1.000           1.105                       -

SVS MFS Strategic Value Portfolio - Class B (8/03)             2005        1.138           1.102                       -
                                                               2004        1.000           1.138                       -

SVS Oak Strategic Equity Portfolio - Class B (7/03)            2005        1.013           0.942                  93,795
                                                               2004        1.000           1.013                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2005        1.096           1.187                  19,454
                                                               2004        1.000           1.096                       -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2005        1.014           1.068                   3,976
                                                               2004        1.000           1.014                   3,981

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (10/03)                                              2005        1.066           1.185                       -
                                                               2004        1.000           1.066                       -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 02/22/2005: Credit Suisse Trust Global Post-Venture Capital Portfolio changed its name to Credit Suisse Trust Global Small Cap Portfolio.



On 04/29/2005, Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B and is no longer available as a funding option.



On 04/29/2005, Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B and is no longer available as a funding option.



On 09/19/2005, The Scudder Variable Series II: SVS Index 500 Portfolio - Class B was merged into the Scudder Investments VIT Funds: Scudder VIT Equity 500 Index Fund - Class B2 and is no longer available as a funding option.



On 04/29/2005, The Scudder Variable Series II: SVS Focused Value and Growth Portfolio - Class B was merged into the Scudder Variable Series I: Growth and Income Portfolio - Class B and is no longer available as a funding option.

On 04/29/2005, The Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II: Scudder Small Cap Growth Portfolio - Class B, which is no longer available as a funding option.



On 10/2005, The Scudder Variable Series II: Scudder Aggressive Growth Portfolio
- Class B Changed its name to Scudder Variable Series II: Scudder Mid Cap Growth Portfolio - Class B.

ANNUAL REPORT
DECEMBER 31, 2005

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES
                                       OF
                         THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT 06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
TIC Separate Account Eleven for Variable Annuities and the Board of Directors of The Travelers Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising TIC Separate Account Eleven for Variable Annuities (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising TIC Separate Account Eleven for Variable Annuities of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                     21st Century Growth Portfolio - Class B
                       AIM Capital Appreciation Portfolio
                 AIM V.I. Capital Appreciation Fund - Series II
                  AIM V.I. Mid Cap Core Equity Fund - Series II
                             AIM V.I. Utilities Fund
               Alger American Balanced Portfolio - Class S Shares
           Alger American Leveraged AllCap Portfolio - Class S Shares
                             All Cap Fund - Class I
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                       Capital Growth Portfolio - Class B
                      Comstock Portfolio - Class II Shares
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                 Credit Suisse Trust Global Small Cap Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                 Dreyfus MidCap Stock Portfolio - Service Shares
         Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
           Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                      Global Discovery Portfolio - Class B
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                      Growth and Income Portfolio - Class B
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                       Health Sciences Portfolio - Class B
                              High Yield Bond Trust
                        International Portfolio - Class B
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
                 Mutual Shares Securities Fund - Class 2 Shares
            Oppenheimer Capital Appreciation Fund/VA - Service Shares
             Oppenheimer Global Securities Fund/VA - Service Shares
                Oppenheimer Main Street Fund/VA - Service Shares
             Pioneer America Income VCT Portfolio - Class II Shares
                  Pioneer AmPac Growth VCT Portfolio - Class II
                Pioneer Balanced VCT Portfolio - Class II Shares
              Pioneer Cullen Value VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
              Pioneer Equity Income VCT Portfolio - Class II Shares
           Pioneer Equity Opportunity VCT Portfolio - Class II Shares
                 Pioneer Europe VCT Portfolio - Class II Shares
                             Pioneer Fund Portfolio
                  Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Global High Yield VCT Portfolio - Class II Shares
              Pioneer Growth Shares VCT Portfolio - Class II Shares
               Pioneer High Yield VCT Portfolio - Class II Shares
     Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares
       Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
      Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares
           Pioneer International Value VCT Portfolio - Class II Shares
                         Pioneer Mid Cap Value Portfolio
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
       Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
           Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
             Pioneer Small Cap Value VCT Portfolio - Class II Shares
              Pioneer Small Company VCT Portfolio - Class II Shares
                       Pioneer Strategic Income Portfolio
            Pioneer Strategic Income VCT Portfolio - Class II Shares
                  Pioneer Value VCT Portfolio - Class II Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
       Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
                Salomon Brothers Variable All Cap Fund - Class II

         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                      Scudder Blue Chip Portfolio - Class B
            Scudder Conservative Income Strategy Portfolio - Class B
              Scudder Growth & Income Strategy Portfolio - Class B
                       Scudder Growth Portfolio - Class B
                   Scudder Growth Strategy Portfolio - Class B
                     Scudder High Income Portfolio - Class B
              Scudder Income & Growth Strategy Portfolio - Class B
             Scudder International Select Equity Portfolio - Class B
                    Scudder Mercury Large Cap Core Portfolio
                   Scudder Mid-Cap Growth Portfolio - Class B
                    Scudder Money Market Portfolio - Class B
               Scudder Real Estate Securities Portfolio - Class B
                   Scudder Salomon Aggressive Growth Portfolio
                  Scudder Small Cap Growth Portfolio - Class B
                  Scudder Strategic Income Portfolio - Class B
                  Scudder Technology Growth Portfolio - Class B
                    Scudder Templeton Foreign Value Portfolio
                    Scudder Total Return Portfolio - Class B
                  Scudder VIT Equity 500 Index Fund - Class B2
                         Small Cap Growth Fund - Class I
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
                   SVS Davis Venture Value Portfolio - Class B
                SVS Dreman Financial Services Portfolio - Class B
                SVS Dreman High Return Equity Portfolio - Class B
                 SVS Dreman Small Cap Value Portfolio - Class B
             SVS Eagle Focused Large Cap Growth Portfolio - Class B
                  SVS Focus Value & Growth Portfolio - Class B
                     SVS I Scudder Bond Portfolio - Class B
               SVS II Scudder Large Cap Value Portfolio - Class B
                        SVS Index 500 Portfolio - Class B
                 SVS Janus Growth And Income Portfolio - Class B
               SVS Janus Growth Opportunities Portfolio - Class B
                   SVS MFS Strategic Value Portfolio - Class B
                  SVS Oak Strategic Equity Portfolio - Class B
                  SVS Turner Mid Cap Growth Portfolio - Class B
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                          Total Return Fund - Class II
                  Total Return Portfolio - Administrative Class
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of TIC Separate Account Eleven for Variable Annuities:

We have audited the statement of changes in net assets of TIC Separate Account Eleven for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for the period June 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and the financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting TIC Separate Account Eleven for Variable Annuities for the year or lesser periods then ended, and the financial highlights for the period June 9, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004 or lesser periods, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Hartford, Connecticut
March 16, 2005

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                     CAPITAL APPRECIATION    HIGH YIELD BOND    MANAGED ASSETS        MONEY MARKET
                                            FUND                  TRUST              TRUST             PORTFOLIO
                                     --------------------   ----------------   ----------------   -------------------
ASSETS:
   Investments at market value:      $          7,891,227   $      6,385,901   $      4,512,109   $        15,972,917

   Receivables:
      Dividends ..................                      -                  -                  -                27,602
                                     --------------------   ----------------   ----------------   -------------------

         Total Assets ............              7,891,227          6,385,901          4,512,109            16,000,519
                                     --------------------   ----------------   ----------------   -------------------

LIABILITIES:
   Payables:
      Insurance charges ..........                    381                298                226                   772
      Administrative fees ........                     32                 26                 19                    66
                                     --------------------   ----------------   ----------------   -------------------

         Total Liabilities .......                    413                324                245                   838
                                     --------------------   ----------------   ----------------   -------------------

NET ASSETS:                          $          7,890,814   $      6,385,577   $      4,511,864   $        15,999,681
                                     ====================   ================   ================   ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           AIM V.I.
                                           CAPITAL            AIM V.I. MID                         ALLIANCEBERNSTEIN
                                         APPRECIATION       CAP CORE EQUITY        AIM V.I.         LARGE-CAP GROWTH
                                       FUND - SERIES II     FUND - SERIES II    UTILITIES FUND    PORTFOLIO - CLASS B
                                     --------------------   ----------------   ----------------   -------------------
ASSETS:
   Investments at market value:      $          5,008,356   $      2,461,689   $      1,802,569   $         2,388,200

   Receivables:
      Dividends ..................                      -                  -                  -                     -
                                     --------------------   ----------------   ----------------   -------------------

         Total Assets ............              5,008,356          2,461,689          1,802,569             2,388,200
                                     --------------------   ----------------   ----------------   -------------------

LIABILITIES:
   Payables:
      Insurance charges ..........                    243                120                 87                   113
      Administrative fees ........                     20                 10                  7                    10
                                     --------------------   ----------------   ----------------   -------------------

         Total Liabilities .......                    263                130                 94                   123
                                     --------------------   ----------------   ----------------   -------------------

NET ASSETS:                          $          5,008,093   $      2,461,559   $      1,802,475   $         2,388,077
                                     ====================   ================   ================   ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                           CREDIT SUISSE       CREDIT SUISSE
   GLOBAL GROWTH                         GROWTH-INCOME     TRUST EMERGING      TRUST GLOBAL       DELAWARE VIP
  FUND - CLASS 2      GROWTH FUND -     FUND - CLASS 2         MARKETS           SMALL CAP        REIT SERIES -
      SHARES          CLASS 2 SHARES        SHARES            PORTFOLIO          PORTFOLIO       STANDARD CLASS
------------------   ---------------   ----------------   ----------------   ----------------   ----------------
$       15,033,382   $    49,590,015   $     40,224,939   $      3,678,904   $        697,113   $     13,583,934

                 -                 -                  -                  -                  -                  -
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

        15,033,382        49,590,015         40,224,939          3,678,904            697,113         13,583,934
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

               747             2,462              2,018                180                 36                650
                61               204                165                 15                  3                 56
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

               808             2,666              2,183                195                 39                706
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

$       15,032,574   $    49,587,349   $     40,222,756   $      3,678,709   $        697,074   $     13,583,228
==================   ===============   ================   ================   ================   ================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                 DREYFUS
                                                                SOCIALLY
                                                               RESPONSIBLE       DREYFUS VIF -       DREYFUS VIF -
                                        DREYFUS MIDCAP         GROWTH FUND,      APPRECIATION      DEVELOPING LEADERS
                                      STOCK PORTFOLIO -       INC.- SERVICE       PORTFOLIO -         PORTFOLIO -
                                        SERVICE SHARES           SHARES         INITIAL SHARES       INITIAL SHARES
                                     --------------------   ----------------   ----------------   -------------------
ASSETS:
   Investments at market value:      $          4,927,554   $        283,341   $      2,177,571   $         8,236,223

   Receivables:
      Dividends ..................                      -                  -                  -                     -
                                     --------------------   ----------------   ----------------   -------------------

         Total Assets ............              4,927,554            283,341          2,177,571             8,236,223
                                     --------------------   ----------------   ----------------   -------------------

LIABILITIES:
   Payables:
      Insurance charges ..........                    243                 14                104                   409
      Administrative fees ........                     20                  1                  9                    34
                                     --------------------   ----------------   ----------------   -------------------

         Total Liabilities .......                    263                 15                113                   443
                                     --------------------   ----------------   ----------------   -------------------

NET ASSETS:                          $          4,927,291   $        283,326   $      2,177,458   $         8,235,780
                                     ====================   ================   ================   ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                               FRANKLIN                               TEMPLETON
                      MERCURY VALUE     FRANKLIN RISING      SMALL-MID CAP                           DEVELOPING
  MERCURY GLOBAL      OPPORTUNITIES        DIVIDENDS            GROWTH           MUTUAL SHARES         MARKETS
  ALLOCATION V.I.      V.I. FUND -      SECURITIES FUND -   SECURITIES FUND -   SECURITIES FUND -   SECURITIES FUND -
 FUND - CLASS III       CLASS III        CLASS 2 SHARES     CLASS 2 SHARES      CLASS 2 SHARES      CLASS 2 SHARES
------------------   ---------------   ------------------   -----------------   -----------------   -----------------
$        7,116,429   $     5,540,975   $       11,153,967   $       4,165,644   $       7,462,779   $      10,404,256

                 -                 -                    -                   -                   -                   -
------------------   ---------------   ------------------   -----------------   -----------------   -----------------

         7,116,429         5,540,975           11,153,967           4,165,644           7,462,779          10,404,256
------------------   ---------------   ------------------   -----------------   -----------------   -----------------

               364               279                  538                 203                 379                 512
                29                23                   46                  17   -              31                  43
------------------   ---------------   ------------------   -----------------   -----------------   -----------------

               393               302                  584                 220                 410                 555
------------------   ---------------   ------------------   -----------------   -----------------   -----------------

$        7,116,036   $     5,540,673   $       11,153,383   $       4,165,424    $      7,462,369   $      10,403,701
==================   ===============   ==================   =================   -================   =================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                      SALOMON BROTHERS
                                          TEMPLETON            TEMPLETON                                  VARIABLE
                                           FOREIGN              GROWTH            EQUITY INDEX       AGGRESSIVE GROWTH
                                       SECURITIES FUND -    SECURITIES FUND -      PORTFOLIO -         FUND - CLASS I
                                        CLASS 2 SHARES       CLASS 2 SHARES      CLASS II SHARES           SHARES
                                     --------------------   -----------------    ----------------   -------------------
ASSETS:
   Investments at market value:      $         15,074,313   $      13,858,115    $     11,923,465   $         7,652,916

   Receivables:
      Dividends ..................                      -                   -                   -                     -
                                     --------------------   -----------------    ----------------   -------------------

         Total Assets ............             15,074,313          13,858,115          11,923,465             7,652,916
                                     --------------------   -----------------    ----------------   -------------------

LIABILITIES:
   Payables:
      Insurance charges ..........                    749                 673                 580                   379
      Administrative fees ........                     62                  57                  49                    31
                                     --------------------   -----------------    ----------------   -------------------

         Total Liabilities .......                    811                 730                 629                   410
                                     --------------------   -----------------    ----------------   -------------------

NET ASSETS:                          $         15,073,502   $      13,857,385    $     11,922,836   $         7,652,506
                                     ====================   =================    ================   ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

 SALOMON BROTHERS        SALOMON
     VARIABLE            BROTHERS                            GLOBAL LIFE          GLOBAL           WORLDWIDE
    AGGRESSIVE       VARIABLE GROWTH       BALANCED           SCIENCES          TECHNOLOGY           GROWTH
   GROWTH FUND -     & INCOME FUND -     PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
  CLASS II SHARES     CLASS I SHARES    SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
------------------   ---------------   ----------------   ----------------   ----------------   ----------------
$        5,212,037   $     1,490,342   $        355,181   $        230,314   $        766,466   $        218,951

                 -                 -                  -                  -                  -                  -
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

         5,212,037         1,490,342            355,181            230,314            766,466            218,951
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

               252                72                 18                 12                 38                 11
                21                 6                  1                  1                  3                  1
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

               273                78                 19                 13                 41                 12
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

$        5,211,764   $     1,490,264   $        355,162   $        230,301   $        766,425   $        218,939
==================   ===============   ================   ================   ================   ================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                      OPPENHEIMER
                                                                                                        CAPITAL
                                                                                                      APPRECIATION
                                       LAZARD RETIREMENT       GROWTH AND        MID-CAP VALUE     FUND/VA - SERVICE
                                      SMALL CAP PORTFOLIO   INCOME PORTFOLIO       PORTFOLIO             SHARES
                                     --------------------   ----------------   ----------------   -------------------
ASSETS:
   Investments at market value:      $          4,784,879   $     12,372,706   $     12,646,482   $         4,518,472

   Receivables:
      Dividends ..................                      -                  -                  -                     -
                                     --------------------   ----------------   ----------------   -------------------

         Total Assets ............              4,784,879         12,372,706         12,646,482             4,518,472
                                     --------------------   ----------------   ----------------   -------------------

LIABILITIES:
   Payables:
      Insurance charges ..........                    238                627                625                   216
      Administrative fees ........                     20                 51                 52                    18
                                     --------------------   ----------------   ----------------   -------------------

         Total Liabilities .......                    258                678                677                   234
                                     --------------------   ----------------   ----------------   -------------------

NET ASSETS:                          $          4,784,621   $     12,372,028   $     12,645,805   $         4,518,238
                                     ====================   ================   ================   ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   OPPENHEIMER         OPPENHEIMER        REAL RETURN       TOTAL RETURN       PIONEER AMPAC     PIONEER AMERICA
GLOBAL SECURITIES       MAIN STREET        PORTFOLIO -        PORTFOLIO -        GROWTH VCT         INCOME VCT
     FUND/VA -          FUND/VA -       ADMINISTRATIVE     ADMINISTRATIVE       PORTFOLIO -        PORTFOLIO -
  SERVICE SHARES      SERVICE SHARES         CLASS             CLASS             CLASS II        CLASS II SHARES
------------------   ---------------   ----------------   ----------------   ----------------   ----------------
$        8,325,402   $     4,814,337   $     11,053,952   $     23,716,322   $        676,412   $      7,418,454

                 -                 -                  -                  -                  -                  -
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

         8,325,402         4,814,337         11,053,952         23,716,322            676,412          7,418,454
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

               394               234                533              1,160                 35                347
                34                20                 46                 98                  3                 30
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

               428               254                579              1,258                 38                377
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

$        8,324,974   $     4,814,083   $     11,053,373   $     23,715,064   $        676,374   $      7,418,077
==================   ===============   ================   ================   ================   ================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                             PIONEER CULLEN    PIONEER EMERGING     PIONEER EQUITY
                                       PIONEER BALANCED         VALUE VCT        MARKETS VCT           INCOME VCT
                                        VCT PORTFOLIO -        PORTFOLIO -        PORTFOLIO -      PORTFOLIO - CLASS
                                        CLASS II SHARES      CLASS II SHARES    CLASS II SHARES        II SHARES
                                     --------------------   ----------------   ----------------   -------------------
ASSETS:
   Investments at market value:      $          4,842,895   $      1,426,660   $      6,191,215   $         7,879,163

   Receivables:
      Dividends ..................                      -                  -                  -                     -
                                     --------------------   ----------------   ----------------   -------------------

         Total Assets ............              4,842,895          1,426,660          6,191,215             7,879,163
                                     --------------------   ----------------   ----------------   -------------------
LIABILITIES:
   Payables:
      Insurance charges ..........                    231                 69                296                   354
      Administrative fees ........                     20                  6                 26                    32
                                     --------------------   ----------------   ----------------   -------------------

         Total Liabilities .......                    251                 75                322                   386
                                     --------------------   ----------------   ----------------   -------------------

NET ASSETS:                          $          4,842,644   $      1,426,585   $      6,190,893   $         7,878,777
                                     ====================   ================   ================   ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

  PIONEER EQUITY                                           PIONEER GLOBAL     PIONEER GROWTH      PIONEER HIGH
  OPPORTUNITY VCT     PIONEER EUROPE     PIONEER FUND      HIGH YIELD VCT       SHARES VCT          YIELD VCT
    PORTFOLIO -      VCT PORTFOLIO -    VCT PORTFOLIO -      PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
  CLASS II SHARES    CLASS II SHARES   CLASS II SHARES     CLASS II SHARES    CLASS II SHARES    CLASS II SHARES
------------------   ---------------   ----------------   ----------------   ----------------   ----------------
$           31,801   $       656,749   $      7,912,742   $        696,136   $      1,423,908   $      9,833,606

                 -                 -                  -                  -                  -                  -
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

            31,801           656,749          7,912,742            696,136          1,423,908          9,833,606
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

                 2                33                394                 32                 69                452
                 -                 3                 32                  3                  6                 40
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

                 2                36                426                 35                 75                492
------------------   ---------------   ----------------   ----------------   ----------------   ----------------

$           31,799   $       656,713   $      7,912,316   $        696,101   $      1,423,833   $      9,833,114
==================   ===============   ================   ================   ================   ================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                         PIONEER         PIONEER         PIONEER
                                         IBBOTSON        IBBOTSON        IBBOTSON
                                        AGGRESSIVE        GROWTH         MODERATE         PIONEER
                                        ALLOCATION      ALLOCATION      ALLOCATION     INTERNATIONAL
                                      VCT PORTFOLIO   VCT PORTFOLIO   VCT PORTFOLIO      VALUE VCT
                                        - CLASS II      - CLASS II      - CLASS II      PORTFOLIO -
                                          SHARES          SHARES          SHARES      CLASS II SHARES
                                      -------------   -------------   -------------   ---------------
ASSETS:
   Investments at market value:       $   1,166,417   $   4,710,922   $   4,880,450   $     1,456,739

   Receivables:
     Dividends ....................               -               -               -                 -
                                      -------------   -------------   -------------   ---------------

       Total Assets ...............       1,166,417       4,710,922       4,880,450         1,456,739
                                      -------------   -------------   -------------   ---------------

LIABILITIES:
   Payables:
     Insurance charges ............              61             240             246                71
     Administrative fees ..........               5              19              20                 6
                                      -------------   -------------   -------------   ---------------

       Total Liabilities ..........              66             259             266                77
                                      -------------   -------------   -------------   ---------------

NET ASSETS:                           $   1,166,351   $   4,710,663   $   4,880,184   $     1,456,662
                                      =============   =============   =============   ===============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                    PIONEER OAK     PIONEER REAL     PIONEER SMALL
  PIONEER MID       RIDGE LARGE     ESTATE SHARES     AND MID CAP     PIONEER SMALL     PIONEER SMALL
 CAP VALUE VCT    CAP GROWTH VCT    VCT PORTFOLIO     GROWTH VCT      CAP VALUE VCT      COMPANY VCT
  PORTFOLIO -       PORTFOLIO -      - CLASS II       PORTFOLIO -      PORTFOLIO -       PORTFOLIO -
CLASS II SHARES   CLASS II SHARES      SHARES          CLASS II      CLASS II SHARES   CLASS II SHARES
---------------   ---------------   -------------   --------------   ---------------   ---------------
$     8,245,324   $     4,610,471   $   6,588,453   $    1,724,563   $     4,661,451   $       748,886

              -                 -               -                -                 -                 -
---------------   ---------------   -------------   --------------   ---------------   ---------------

      8,245,324         4,610,471       6,588,453        1,724,563         4,661,451           748,886
---------------   ---------------   -------------   --------------   ---------------   ---------------

            382               222             303               81               210                37
             34                19              27                7                19                 3
---------------   ---------------   -------------   --------------   ---------------   ---------------

            416               241             330               88               229                40
---------------   ---------------   -------------   --------------   ---------------   ---------------

$     8,244,908   $     4,610,230   $   6,588,123   $    1,724,475   $     4,661,222   $       748,846
===============   ===============   =============   ==============   ===============   ===============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                         PIONEER
                                        STRATEGIC                       PUTNAM VT
                                       INCOME VCT     PIONEER VALUE   INTERNATIONAL   PUTNAM VT SMALL
                                       PORTFOLIO -    VCT PORTFOLIO   EQUITY FUND -   CAP VALUE FUND
                                        CLASS II        - CLASS II      CLASS IB        - CLASS IB
                                         SHARES           SHARES         SHARES           SHARES
                                      -------------   -------------   -------------   ---------------
ASSETS:
   Investments at market value:       $  15,556,099   $   5,010,515   $     613,061   $    12,828,674

   Receivables:
     Dividends ....................               -               -               -                 -
                                      -------------   -------------   -------------   ---------------

       Total Assets ...............      15,556,099       5,010,515         613,061        12,828,674
                                      -------------   -------------   -------------   ---------------

LIABILITIES:
   Payables:
     Insurance charges ............             726             248              28               605
     Administrative fees ..........              64              20               3                52
                                      -------------   -------------   -------------   ---------------

       Total Liabilities ..........             790             268              31               657
                                      -------------   -------------   -------------   ---------------

NET ASSETS:                           $  15,555,309   $   5,010,247   $     613,030   $    12,828,017
                                      =============   =============   =============   ===============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                       SALOMON
                                                      BROTHERS
                                      LARGE CAP      VARIABLE ALL      SMALL CAP
ALL CAP FUND -     INVESTORS FUND    GROWTH FUND      CAP FUND -     GROWTH FUND -      TOTAL RETURN
    CLASS I          - CLASS I       - CLASS I         CLASS II         CLASS I        FUND - CLASS II
---------------   ---------------   -------------   --------------   ---------------   ---------------
$     3,927,798   $     2,550,258   $   2,653,436   $       23,492   $     4,492,665   $     2,591,478

              -                 -               -                -                 -                 -
---------------   ---------------   -------------   --------------   ---------------   ---------------

      3,927,798         2,550,258       2,653,436           23,492         4,492,665         2,591,478
---------------   ---------------   -------------   --------------   ---------------   ---------------

            191               125             133                1               222               118
             16                10              11                -                18                11
---------------   ---------------   -------------   --------------   ---------------   ---------------

            207               135             144                1               240               129
---------------   ---------------   -------------   --------------   ---------------   ---------------

$     3,927,591   $     2,550,123   $   2,653,292   $       23,491   $     4,492,425   $     2,591,349
===============   ===============   =============   ==============   ===============   ===============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                      SCUDDER REAL
                                         ESTATE        SCUDDER VIT       CAPITAL          GLOBAL
                                       SECURITIES      EQUITY 500        GROWTH          DISCOVERY
                                       PORTFOLIO -    INDEX FUND -     PORTFOLIO -      PORTFOLIO -
                                         CLASS B        CLASS B2         CLASS B           CLASS B
                                      -------------   -------------   -------------   ---------------
ASSETS:
   Investments at market value:       $   4,952,296   $   4,608,607   $   4,338,381   $     2,876,868

   Receivables:
     Dividends ....................               -               -               -                 -
                                      -------------   -------------   -------------   ---------------

       Total Assets ...............       4,952,296       4,608,607       4,338,381         2,876,868
                                      -------------   -------------   -------------   ---------------

LIABILITIES:
   Payables:
     Insurance charges ............             247             229             224               147
     Administrative fees ..........              20              19              18                12
                                      -------------   -------------   -------------   ---------------

       Total Liabilities ..........             267             248             242               159
                                      -------------   -------------   -------------   ---------------

NET ASSETS:                           $   4,952,029   $   4,608,359   $   4,338,139   $     2,876,709
                                      =============   =============   =============   ===============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                         SCUDDER
                                                                                       CONSERVATIVE
  GROWTH AND          HEALTH                                                              INCOME
    INCOME           SCIENCES       INTERNATIONAL   SVS I SCUDDER     SCUDDER BLUE       STRATEGY
  PORTFOLIO -       PORTFOLIO -      PORTFOLIO -    BOND PORTFOLIO   CHIP PORTFOLIO     PORTFOLIO -
    CLASS B           CLASS B          CLASS B        - CLASS B        - CLASS B          CLASS B
---------------   ---------------   -------------   --------------   ---------------  ---------------
$     4,463,694   $     2,656,795   $   2,772,294   $       51,476   $    5,358,144   $     3,148,394

              -                 -               -                -                -                 -
---------------   ---------------   -------------   --------------   ---------------  ---------------

      4,463,694         2,656,795       2,772,294           51,476        5,358,144         3,148,394
---------------   ---------------   -------------   --------------   ---------------  ---------------

            231               137             140                2              266               153
             19                11              11                -               22                13
---------------   ---------------   -------------   --------------   ---------------  ---------------

            250               148             151                2              288               166
---------------   ---------------   -------------   --------------   ---------------  ---------------

$     4,463,444   $     2,656,647   $   2,772,143   $       51,474   $    5,357,856   $     3,148,228
===============   ===============   =============   ==============   ===============  ===============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                          SCUDDER GLOBAL BLUE   SCUDDER GOVERNMENT &     SCUDDER GROWTH &
                                   SCUDDER FIXED INCOME     CHIP PORTFOLIO -     AGENCY SECURITIES        INCOME STRATEGY
                                    PORTFOLIO - CLASS B          CLASS B        PORTFOLIO - CLASS B     PORTFOLIO - CLASS B
                                   --------------------   -------------------   --------------------   --------------------
ASSETS:
   Investments at market value:    $          6,499,022   $         2,960,323   $          1,481,136   $         15,627,501

   Receivables:
      Dividends .................                     -                     -                      -                      -
                                   --------------------   -------------------   --------------------   --------------------

        Total Assets ............             6,499,022             2,960,323              1,481,136             15,627,501
                                   --------------------   -------------------   --------------------   --------------------

LIABILITIES:
   Payables:
      Insurance charges .........                   321                   148                     76                    788
      Administrative fees .......                    27                    12                      6                     64
                                   --------------------   -------------------   --------------------   --------------------

        Total Liabilities .......                   348                   160                     82                    852
                                   --------------------   -------------------   --------------------   --------------------

NET ASSETS:                        $          6,498,674   $         2,960,163   $          1,481,054   $         15,626,649
                                   ====================   ===================   ====================   ====================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                        SCUDDER
                                                                                                                        MID-CAP
   SCUDDER GROWTH                              SCUDDER INCOME &     SCUDDER INTERNATIONAL                               GROWTH
STRATEGY PORTFOLIO -   SCUDDER HIGH INCOME     GROWTH STRATEGY         SELECT EQUITY         SCUDDER MERCURY LARGE     PORTFOLIO -
      CLASS B          PORTFOLIO - CLASS B   PORTFOLIO - CLASS B    PORTFOLIO - CLASS B        CAP CORE PORTFOLIO       CLASS B
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------
$         17,467,678   $         5,497,375   $          6,925,786   $            4,097,646   $          1,659,437   $        705,096
                   -                     -                      -                        -                      -                  -
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

          17,467,678             5,497,375              6,925,786                4,097,646              1,659,437            705,096
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

                 859                   270                    354                      217                     91                 36
                  72                    23                     29                       17                      7                  3
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

                 931                   293                    383                      234                     98                 39
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

$         17,466,747   $         5,497,082   $          6,925,403   $            4,097,412   $          1,659,339   $        705,057
====================   ===================   ====================   ======================   ====================   ================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                              SCUDDER SALOMON        SCUDDER SMALL CAP       SCUDDER STRATEGIC
                                    SCUDDER MONEY MARKET     AGGRESSIVE GROWTH       GROWTH PORTFOLIO -      INCOME PORTFOLIO -
                                    PORTFOLIO - CLASS B          PORTFOLIO               CLASS B                 CLASS B
                                   ----------------------   -------------------   -----------------------   --------------------
ASSETS:
   Investments at market value:    $            2,958,564   $           363,695   $             2,688,315   $          4,617,372

   Receivables:
      Dividends .................                   6,094                     -                         -                      -
                                   ----------------------   -------------------   -----------------------   --------------------

        Total Assets ............               2,964,658               363,695                 2,688,315              4,617,372
                                   ----------------------   -------------------   -----------------------   --------------------

LIABILITIES:
   Payables:
      Insurance charges .........                     143                    18                       142                    228
      Administrative fees .......                      12                     1                        11                     19
                                   ----------------------   -------------------   -----------------------   --------------------

        Total Liabilities .......                     155                    19                       153                    247
                                   ----------------------   -------------------   -----------------------   --------------------

NET ASSETS:                        $            2,964,503   $           363,676   $             2,688,162   $          4,617,125
                                   ======================   ===================   =======================   ====================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                               SVS DREMAN
                                                                                                               HIGH RETURN
 SCUDDER TECHNOLOGY    SCUDDER TEMPLETON                          SVS DAVIS VENTURE   SVS DREMAN FINANCIAL       EQUITY
 GROWTH PORTFOLIO -      FOREIGN VALUE     SCUDDER TOTAL RETURN   VALUE PORTFOLIO -   SERVICES PORTFOLIO -     PORTFOLIO -
      CLASS B             PORTFOLIO        PORTFOLIO - CLASS B         CLASS B              CLASS B              CLASS B
--------------------   -----------------   --------------------   -----------------   --------------------   --------------
$          1,363,046   $       1,813,355   $          4,470,760   $       8,265,875   $          2,411,133   $   11,586,021
                   -                   -                      -                   -                      -                -
--------------------   -----------------   --------------------   -----------------   --------------------   --------------

           1,363,046           1,813,355              4,470,760           8,265,875              2,411,133       11,586,021
--------------------   -----------------   --------------------   -----------------   --------------------   --------------

                  70                  99                    232                 416                    121              560
                   6                   7                     18                  34                     10               47
--------------------   -----------------   --------------------   -----------------   --------------------   --------------

                  76                 106                    250                 450                    131              607
--------------------   -----------------   --------------------   -----------------   --------------------   --------------

$          1,362,970   $       1,813,249   $          4,470,510   $       8,265,425   $          2,411,002   $   11,585,414
====================   =================   ====================   =================   ====================   ==============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                     SVS DREMAN SMALL         SVS II SCUDDER       SVS JANUS GROWTH AND       SVS JANUS GROWTH
                                         CAP VALUE            LARGE CAP VALUE        INCOME PORTFOLIO -         OPPORTUNITIES
                                    PORTFOLIO - CLASS B     PORTFOLIO - CLASS B           CLASS B           PORTFOLIO - CLASS B
                                   ----------------------   -------------------   -----------------------   --------------------
ASSETS:
   Investments at market value:    $            7,470,070   $         2,650,455   $             2,313,860   $            830,237

   Receivables:
      Dividends .................                       -                     -                         -                      -
                                   ----------------------   -------------------   -----------------------   --------------------

        Total Assets ............               7,470,070             2,650,455                 2,313,860                830,237
                                   ----------------------   -------------------   -----------------------   --------------------

LIABILITIES:
   Payables:
      Insurance charges .........                     371                   135                       118                     39
      Administrative fees .......                      31                    11                         9                      3
                                   ----------------------   -------------------   -----------------------   --------------------

        Total Liabilities .......                     402                   146                       127                     42
                                   ----------------------   -------------------   -----------------------   --------------------

NET ASSETS:                        $            7,469,668   $         2,650,309   $             2,313,733   $            830,195
                                   ======================   ===================   =======================   ====================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                               ALGER AMERICAN
  SVS MFS STRATEGIC    SVS OAK STRATEGIC     SVS TURNER MID CAP         ALGER AMERICAN        LEVERAGED ALLCAP        AIM CAPITAL
  VALUE PORTFOLIO -    EQUITY PORTFOLIO -    GROWTH PORTFOLIO -      BALANCED PORTFOLIO -    PORTFOLIO - CLASS S      APPRECIATION
       CLASS B              CLASS B                CLASS B              CLASS S SHARES            SHARES               PORTFOLIO
--------------------   -------------------   --------------------   ---------------------    -------------------    ----------------
$          2,118,763   $         2,072,661   $          2,052,495   $            3,752,304   $          1,271,759   $      2,544,321
                   -                     -                      -                        -                      -                  -
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

           2,118,763             2,072,661              2,052,495                3,752,304              1,271,759          2,544,321
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

                 105                   105                    107                      187                     61                125
                   9                     9                      9                       16                      5                 11
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

                 114                   114                    116                      203                     66                136
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

$          2,118,649   $         2,072,547   $          2,052,379   $            3,752,101   $          1,271,693   $      2,544,185
====================   ===================   ====================   ======================   ====================   ================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                   CONVERTIBLE SECURITIES   DISCIPLINED MID CAP                             FEDERATED HIGH YIELD
                                         PORTFOLIO            STOCK PORTFOLIO     EQUITY INCOME PORTFOLIO        PORTFOLIO
                                   ----------------------   -------------------   -----------------------   --------------------
ASSETS:
   Investments at market value:    $            3,074,348   $         4,983,815   $             9,965,695   $          4,950,090

   Receivables:
      Dividends .................                       -                     -                         -                      -
                                   ----------------------   -------------------   -----------------------   --------------------

        Total Assets ............               3,074,348             4,983,815                 9,965,695              4,950,090
                                   ----------------------   -------------------   -----------------------   --------------------

LIABILITIES:
   Payables:
      Insurance charges .........                     153                   236                       493                    246
      Administrative fees .......                      13                    20                        41                     21
                                   ----------------------   -------------------   -----------------------   --------------------

        Total Liabilities .......                     166                   256                       534                    267
                                   ----------------------   -------------------   -----------------------   --------------------

NET ASSETS:                        $            3,074,182   $         4,983,559   $             9,965,161   $          4,949,823
                                   ======================   ===================   =======================   ====================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                        MANAGED
                                                                                                                       ALLOCATION
                                             MANAGED ALLOCATION       MANAGED ALLOCATION     MANAGED ALLOCATION    SERIES: MODERATE
  FEDERATED STOCK                            SERIES: AGGRESSIVE      SERIES: CONSERVATIVE     SERIES: MODERATE       - AGGRESSIVE
     PORTFOLIO         LARGE CAP PORTFOLIO        PORTFOLIO               PORTFOLIO               PORTFOLIO            PORTFOLIO
--------------------   -------------------   --------------------   ----------------------   ------------------   ----------------
$            745,352   $         3,892,609   $          1,039,811   $            1,001,102   $        8,070,390   $      4,949,314
                   -                     -                      -                        -                    -                  -
--------------------   -------------------   --------------------   ----------------------   ------------------   ----------------

             745,352             3,892,609              1,039,811                1,001,102            8,070,390          4,949,314
--------------------   -------------------   --------------------   ----------------------   ------------------   ----------------

                  36                   197                     54                       53                  418                259
                   3                    16                      4                        4                   33                 20
--------------------   -------------------   --------------------   ----------------------   ------------------   ----------------

                  39                   213                     58                       57                  451                279
--------------------   -------------------   --------------------   ----------------------   ------------------   ----------------

$            745,313   $         3,892,396   $          1,039,753   $            1,001,045   $        8,069,939   $      4,949,035
====================   ===================   ====================   ======================   ==================   ================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                    MANAGED ALLOCATION
                                          SERIES:
                                   MODERATE-CONSERVATIVE     MERCURY LARGE CAP      MFS MID CAP GROWTH        MFS TOTAL RETURN
                                         PORTFOLIO            CORE PORTFOLIO             PORTFOLIO               PORTFOLIO
                                   ----------------------   -------------------   -----------------------   --------------------
ASSETS:
   Investments at market value:    $              890,958   $         4,071,851   $             4,592,272   $         29,440,916

   Receivables:
      Dividends .................                       -                     -                         -                      -
                                   ----------------------   -------------------   -----------------------   --------------------

        Total Assets ............                 890,958             4,071,851                 4,592,272             29,440,916
                                   ----------------------   -------------------   -----------------------   --------------------

LIABILITIES:
   Payables:
      Insurance charges .........                      46                   208                       217                  1,431
      Administrative fees .......                       3                    17                        19                    121
                                   ----------------------   -------------------   -----------------------   --------------------

        Total Liabilities .......                      49                   225                       236                  1,552
                                   ----------------------   -------------------   -----------------------   --------------------

NET ASSETS:                        $              890,909   $         4,071,626   $             4,592,036   $         29,439,364
                                   ======================   ===================   =======================   ====================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                           MONDRIAN                                                                                 STRATEGIC
                         INTERNATIONAL          PIONEER FUND       PIONEER MID CAP VALUE     PIONEER STRATEGIC       EQUITY
MFS VALUE PORTFOLIO     STOCK PORTFOLIO          PORTFOLIO               PORTFOLIO            INCOME PORTFOLIO      PORTFOLIO
-------------------   -------------------   --------------------   ----------------------   --------------------    ---------
$         5,987,433   $         3,980,887   $          1,202,755   $              315,604   $          7,677,040    $  883,076

                  -                     -                      -                        -                      -             -
-------------------   -------------------   --------------------   ----------------------   --------------------    ----------

          5,987,433             3,980,887              1,202,755                  315,604              7,677,040       883,076
-------------------   -------------------   --------------------   ----------------------   --------------------    ----------

                294                   196                     58                       15                    375            42
                 25                    16                      5                        1                     32             3
-------------------   -------------------   --------------------   ----------------------   --------------------    ----------

                319                   212                     63                       16                    407            45
-------------------   -------------------   --------------------   ----------------------   --------------------    ----------

$         5,987,114   $         3,980,675   $          1,202,692   $              315,588   $          7,676,633    $  883,031
===================   ===================   ====================   ======================   ====================    ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                    STYLE FOCUS SERIES:     STYLE FOCUS SERIES:
                                         SMALL CAP            SMALL CAP VALUE      TRAVELERS QUALITY BOND      U.S. GOVERNMENT
                                      GROWTH PORTFOLIO          PORTFOLIO                PORTFOLIO          SECURITIES PORTFOLIO
                                   ----------------------   -------------------   -----------------------   --------------------
ASSETS:
   Investments at market value:    $               85,986   $            76,921   $             7,445,344   $          6,159,482

   Receivables:
      Dividends .................                       -                     -                         -                      -
                                   ----------------------   -------------------   -----------------------   --------------------

        Total Assets ............                  85,986                76,921                 7,445,344              6,159,482
                                   ----------------------   -------------------   -----------------------   --------------------

LIABILITIES:
   Payables:
      Insurance charges .........                       5                     4                       361                    287
      Administrative fees .......                       -                     -                        31                     25
                                   ----------------------   -------------------   -----------------------   --------------------

        Total Liabilities .......                       5                     4                       392                    312
                                   ----------------------   -------------------   -----------------------   --------------------

NET ASSETS:                        $               85,981   $            76,917   $             7,444,952   $          6,159,170
                                   ======================   ===================   =======================   ====================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                                    DYNAMIC CAPITAL
 SB ADJUSTABLE RATE                                                                            CONTRAFUND(R)          APPRECIATION
 INCOME PORTFOLIO -     SOCIAL AWARENESS     COMSTOCK PORTFOLIO -   ENTERPRISE PORTFOLIO -   PORTFOLIO - SERVICE      PORTFOLIO -
   CLASS I SHARES        STOCK PORTFOLIO       CLASS II SHARES        CLASS II SHARES            CLASS 2             SERVICE CLASS 2
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------
$          3,417,092   $           779,274   $         13,086,929   $              164,375   $         17,783,679   $      1,417,333

                   -                     -                      -                        -                      -                  -
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

           3,417,092               779,274             13,086,929                  164,375             17,783,679          1,417,333
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

                 175                    37                    641                        7                    873                 67
                  14                     3                     54                        1                     73                  6
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

                 189                    40                    695                        8                    946                 73
--------------------   -------------------   --------------------   ----------------------   --------------------   ----------------

$          3,416,903   $           779,234   $         13,086,234   $              164,367   $         17,782,733   $      1,417,260
====================   ===================   ====================   ======================   ====================   ================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                     MID CAP PORTFOLIO -
                                      SERVICE CLASS 2
                                   ----------------------
ASSETS:
   Investments at market value:    $           23,742,504

   Receivables:
      Dividends .................                       -
                                   ----------------------

        Total Assets ............              23,742,504
                                   ----------------------

LIABILITIES:
   Payables:
      Insurance charges .........                   1,142
      Administrative fees .......                      98
                                   ----------------------

        Total Liabilities                           1,240
                                   ----------------------

NET ASSETS: .....................  $           23,741,264
                                   ======================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            CAPITAL        HIGH YIELD     MANAGED      MONEY MARKET
                                                       APPRECIATION FUND   BOND TRUST   ASSETS TRUST    PORTFOLIO
                                                       -----------------   ----------   ------------   ------------
INVESTMENT INCOME:
  Dividends ........................................   $               -   $      259   $        427   $    389,002
                                                       -----------------   ----------   ------------   ------------

EXPENSES:
  Insurance charges ................................              81,676       76,855         52,784        233,750
  Administrative fees ..............................               6,918        6,851          4,382         19,917
                                                       -----------------   ----------   ------------   ------------

    Total expenses .................................              88,594       83,706         57,166        253,667
                                                       -----------------   ----------   ------------   ------------

      Net investment income (loss) .................             (88,594)     (83,447)       (56,739)       135,335
                                                       -----------------   ----------   ------------   ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................                   -            -         16,655              -
    Realized gain (loss) on sale of investments ....              15,865         (128)        31,502              -
                                                       -----------------   ----------   ------------   ------------

      Realized gain (loss) .........................              15,865         (128)        48,157              -
                                                       -----------------   ----------   ------------   ------------

    Change in unrealized gain (loss)
      on investments ...............................             917,443      101,469        126,134              -
                                                       -----------------   ----------   ------------   ------------

  Net increase (decrease) in net assets
    resulting from operations ......................   $         844,714   $   17,894   $    117,552   $    135,335
                                                       =================   ==========   ============   ============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        AIM V.I.
                                                         AIM V.I.       MID CAP
                                                          CAPITAL         CORE
                                                       APPRECIATION      EQUITY     AIM V.I.    ALLIANCEBERNSTEIN
                                                       FUND - SERIES     FUND -    UTILITIES     LARGE-CAP GROWTH
                                                            II         SERIES II     FUND      PORTFOLIO - CLASS B
                                                       -------------   ---------   ---------   -------------------
INVESTMENT INCOME:
  Dividends ........................................   $           -   $   6,987   $  37,660   $                 -
                                                       -------------   ---------   ---------   -------------------

EXPENSES:
  Insurance charges ................................          72,498      36,355      21,248                35,871
  Administrative fees ..............................           6,168       3,102       1,784                 3,109
                                                       -------------   ---------   ---------   -------------------

    Total expenses .................................          78,666      39,457      23,032                38,980
                                                       -------------------------------------   -------------------

      Net investment income (loss) .................         (78,666)    (32,470)     14,628               (38,980)
                                                       -------------   ---------   ---------   -------------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................               -      75,996           -                     -
    Realized gain (loss) on sale of investments ....          15,292       6,842      13,081                26,132
                                                       -------------   ---------   ---------   -------------------

      Realized gain (loss) .........................          15,292      82,838      13,081                26,132
                                                       -------------------------   ---------   -------------------

    Change in unrealized gain (loss)
      on investments ...............................         403,819      70,548     122,393               314,986
                                                       -------------   ---------   ---------   -------------------

  Net increase (decrease) in net assets
    resulting from operations ......................   $     340,445   $ 120,916   $ 150,102   $           302,138
                                                       =============   =========   =========   ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        CREDIT SUISSE
 GLOBAL GROWTH                     GROWTH-INCOME     CREDIT SUISSE       TRUST GLOBAL   DELAWARE VIP REIT
FUND - CLASS 2   GROWTH FUND -    FUND - CLASS 2    TRUST EMERGING         SMALL CAP    SERIES - STANDARD
    SHARES       CLASS 2 SHARES       SHARES       MARKETS PORTFOLIO       PORTFOLIO          CLASS
--------------   --------------   --------------   -----------------    -------------   -----------------
$       70,948   $      288,789   $      483,029   $          18,307    $           -   $         151,819
--------------   --------------   --------------   -----------------    -------------   -----------------

       190,265          626,755          531,644              38,764           10,264             184,611
        15,752           52,074           43,673               3,210              812              15,697
--------------   --------------   --------------   -----------------    -------------   -----------------

       206,017          678,829          575,317              41,974           11,076             200,308
--------------   --------------   --------------   -----------------    -------------   -----------------

      (135,069)        (390,040)         (92,288)            (23,667)         (11,076)            (48,489)
--------------   --------------   --------------   -----------------    -------------   -----------------

             -                -          115,227                   -                -             460,098
        30,070           38,527           32,341              20,465           14,302              41,847
--------------   --------------   --------------   -----------------    -------------   -----------------

        30,070           38,527          147,568              20,465           14,302             501,945
--------------   --------------   --------------   -----------------    -------------   -----------------

     1,636,348        5,889,689        1,556,319             627,437           69,537             297,672
--------------   --------------   --------------   -----------------    -------------   -----------------

$    1,531,349   $    5,538,176   $    1,611,599   $         624,235    $      72,763   $         751,128
==============   ==============   ==============   =================    =============   =================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                          DREYFUS
                                                                          SOCIALLY                       DREYFUS VIF -
                                                          DREYFUS       RESPONSIBLE      DREYFUS VIF -     DEVELOPING
                                                        MIDCAP STOCK    GROWTH FUND,     APPRECIATION       LEADERS
                                                         PORTFOLIO -    INC.- SERVICE      PORTFOLIO -     PORTFOLIO -
                                                       SERVICE SHARES      SHARES       INITIAL SHARES   INITIAL SHARES
                                                       --------------   -------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ........................................   $            -   $           -   $          227   $            -
                                                       --------------   -------------   --------------   --------------

EXPENSES:
  Insurance charges ................................           75,453           3,673           28,070          111,783
  Administrative fees ..............................            6,270             282            2,443            9,327
                                                       --------------   -------------   --------------   --------------

    Total expenses .................................           81,723           3,955           30,513          121,110
                                                       --------------   -------------   --------------   --------------

      Net investment income (loss) .................          (81,723)         (3,955)         (30,286)        (121,110)
                                                       --------------   -------------   --------------   --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................           15,770               -                -                -
    Realized gain (loss) on sale of investments ....           24,838           1,042            7,866           24,782
                                                       --------------   -------------   --------------   --------------

      Realized gain (loss) .........................           40,608           1,042            7,866           24,782
                                                       --------------   -------------   --------------   --------------

    Change in unrealized gain (loss)
      on investments ...............................          374,327          10,652           62,503          462,577
                                                       --------------   -------------   --------------   --------------

  Net increase (decrease) in net assets
    resulting from operations ......................   $      333,212   $       7,739   $       40,083   $      366,249
                                                       ==============   =============   ==============   ==============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                     MERCURY VALUE      FRANKLIN RISING   FRANKLIN SMALL-MID                          TEMPLETON
 MERCURY GLOBAL      OPPORTUNITIES         DIVIDENDS          CAP GROWTH         MUTUAL SHARES    DEVELOPING MARKETS
 ALLOCATION V.I.   V.I. FUND - CLASS    SECURITIES FUND    SECURITIES FUND -    SECURITIES FUND   SECURITIES FUND -
FUND - CLASS III         III           - CLASS 2 SHARES     CLASS 2 SHARES     - CLASS 2 SHARES     CLASS 2 SHARES
----------------   -----------------   ----------------   ------------------   ----------------   ------------------
$        152,198   $          34,910   $         82,090   $                -   $         41,184   $           73,022
----------------   -----------------   ----------------   ------------------   ----------------   ------------------

          87,541              68,019            160,256               60,297             91,211              108,102
           7,009               5,548             13,733                5,108              7,376                9,160
----------------   -----------------   ----------------   ------------------   ----------------   ------------------

          94,550              73,567            173,989               65,405             98,587              117,262
----------------   -----------------   ----------------   ------------------   ----------------   ------------------

          57,648             (38,657)           (91,899)             (65,405)           (57,403)             (44,240)
----------------   -----------------   ----------------   ------------------   ----------------   ------------------

               -           2,103,949             55,990                    -             15,427                    -
           4,848              (8,605)            11,217               10,854              5,713               27,204
----------------   -----------------   ----------------   ------------------   ----------------   ------------------

           4,848           2,095,344             67,207               10,854             21,140               27,204
----------------   -----------------   ----------------   ------------------   ----------------   ------------------

         422,741          (1,615,488)           287,921              218,265            539,495            1,622,640
----------------   -----------------   ----------------   ------------------   ----------------   ------------------

$        485,237   $         441,199   $        263,229   $          163,714   $        503,232   $        1,605,604
================   =================   ================   ==================   ================   ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                           SALOMON
                                                                           TEMPLETON                       BROTHERS
                                                          TEMPLETON          GROWTH      EQUITY INDEX      VARIABLE
                                                           FOREIGN         SECURITIES     PORTFOLIO -     AGGRESSIVE
                                                       SECURITIES FUND    FUND - CLASS     CLASS II     GROWTH FUND -
                                                       - CLASS 2 SHARES     2 SHARES        SHARES      CLASS I SHARES
                                                       ----------------   ------------   ------------   --------------
INVESTMENT INCOME:
  Dividends ........................................   $        119,123   $    103,112   $    145,332   $            -
                                                       ----------------   ------------   ------------   --------------

EXPENSES:
  Insurance charges ................................            187,998        168,513        173,557           97,765
  Administrative fees ..............................             15,693         14,252         14,667            8,139
                                                       ----------------   ------------   ------------   --------------

    Total expenses .................................            203,691        182,765        188,224          105,904
                                                       ----------------   ------------   ------------   --------------

      Net investment income (loss) .................            (84,568)       (79,653)       (42,892)        (105,904)
                                                       ----------------   ------------   ------------   --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................                  -              -              -                -
    Realized gain (loss) on sale of investments ....             15,237         16,574         53,667           17,077
                                                       ----------------   ------------   ------------   --------------

      Realized gain (loss) .........................             15,237         16,574         53,667           17,077
                                                       ----------------   ------------   ------------   --------------

    Change in unrealized gain (loss)
      on investments ...............................          1,142,774        862,872        337,946          664,579
                                                       ----------------   ------------   ------------   --------------

  Net increase (decrease) in net assets
    resulting from operations ......................   $      1,073,443   $    799,793   $    348,721   $      575,752
                                                       ================   ============   ============   ==============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

 SALOMON BROTHERS
     VARIABLE        SALOMON BROTHERS                     GLOBAL LIFE
AGGRESSIVE GROWTH   VARIABLE GROWTH &      BALANCED         SCIENCES      GLOBAL TECHNOLOGY     WORLDWIDE GROWTH
 FUND - CLASS II      INCOME FUND -       PORTFOLIO -     PORTFOLIO -        PORTFOLIO -      PORTFOLIO - SERVICE
      SHARES          CLASS I SHARES    SERVICE SHARES   SERVICE SHARES     SERVICE SHARES           SHARES
-----------------   -----------------   --------------   --------------   -----------------   -------------------
$               -   $           5,374   $        7,064   $            -   $               -   $             2,448
-----------------   -----------------   --------------   --------------   -----------------   -------------------

           74,827              23,031            6,110            4,021               9,544                 3,206
            6,398               1,960              500              327                 800                   273
-----------------   -----------------   --------------   --------------   -----------------   -------------------

           81,225              24,991            6,610            4,348              10,344                 3,479
-----------------   -----------------   --------------   --------------   -----------------   -------------------

          (81,225)            (19,617)             454           (4,348)            (10,344)               (1,031)
-----------------   -----------------   --------------   --------------   -----------------   -------------------

                -                   -                -                -                   -                     -
           21,678               4,245              528              962               1,625                 1,533
-----------------   -----------------   --------------   --------------   -----------------   -------------------

           21,678               4,245              528              962               1,625                 1,533
------------------ ------------------- ---------------- ---------------- ------------------- --------------------

          448,106              46,692           18,116           24,772              75,853                 7,730
-----------------   -----------------   --------------   --------------   -----------------   -------------------

$         388,559   $          31,320   $       19,098   $       21,386   $          67,134   $             8,232
=================   =================   ==============   ==============   =================   ===================

                        See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                              OPPENHEIMER
                                                         LAZARD                                 CAPITAL
                                                       RETIREMENT   GROWTH AND    MID-CAP     APPRECIATION
                                                        SMALL CAP     INCOME       VALUE        FUND/VA -
                                                        PORTFOLIO   PORTFOLIO    PORTFOLIO   SERVICE SHARES
                                                       ----------   ----------   ---------   --------------
INVESTMENT INCOME:
  Dividends ........................................   $        -   $  117,471   $  53,606   $       20,815
                                                       ----------   ----------   ---------   --------------

EXPENSES:
  Insurance charges ................................       64,962      165,064     167,087           59,983
  Administrative fees ..............................        5,327       13,394      13,942            5,245
                                                       ----------   ----------   ---------   --------------

    Total expenses .................................       70,289      178,458     181,029           65,228
                                                       ----------   ----------   ---------   --------------

      Net investment income (loss) .................      (70,289)     (60,987)   (127,423)         (44,413)
                                                       ----------   ----------   ---------   --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................      291,629      717,731     732,467                -
    Realized gain (loss) on sale of investments ....        7,897        5,246      13,259           13,845
                                                       ----------   ----------   ---------   --------------

      Realized gain (loss) .........................      299,526      722,977     745,726           13,845
                                                       ----------   ----------   ---------   --------------

    Change in unrealized gain (loss)
      on investments ...............................      (95,704)    (300,784)    111,013          176,053
                                                       ----------   ----------   ---------   --------------

  Net increase (decrease) in net assets
    resulting from operations ......................   $  133,533   $  361,206   $ 729,316   $      145,485
                                                       ==========   ==========   =========   ==============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   OPPENHEIMER                            REAL RETURN      TOTAL RETURN      PIONEER AMPAC      PIONEER AMERICA
GLOBAL SECURITIES    OPPENHEIMER MAIN      PORTFOLIO -      PORTFOLIO -        GROWTH VCT         INCOME VCT
FUND/VA - SERVICE     STREET FUND/VA -   ADMINISTRATIVE   ADMINISTRATIVE   PORTFOLIO - CLASS   PORTFOLIO - CLASS
      SHARES          SERVICE SHARES          CLASS            CLASS               II              II SHARES
------------------   -----------------   --------------   --------------   -----------------   -----------------
$           42,273   $          23,826   $      239,282   $      617,898   $           2,543   $         259,983
------------------   -----------------   --------------   --------------   -----------------   -----------------

           105,716              62,456          143,953          305,448              12,006              99,842
             9,196               5,299           12,268           25,757                 955               8,727
------------------   -----------------   --------------   --------------   -----------------   -----------------

           114,912              67,755          156,221          331,205              12,961             108,569
------------------   -----------------   --------------   --------------   -----------------   -----------------

           (72,639)            (43,929)          83,061          286,693             (10,418)            151,414
------------------   -----------------   --------------   --------------   -----------------   -----------------

                 -                   -          118,785          371,855                   -                   -
            20,581               5,205              221           (1,344)              4,505              (6,931)
------------------   -----------------   --------------   --------------   -----------------   -----------------

            20,581               5,205          119,006          370,511               4,505              (6,931)
------------------   -----------------   --------------   --------------   -----------------   -----------------

           939,496             293,038         (186,702)        (605,648)              5,545            (159,241)
------------------   -----------------   --------------   --------------   -----------------   -----------------

$          887,438    $        254,314   $       15,365   $       51,556   $            (368)  $         (14,758)
==================   =================   ==============   ==============   =================   =================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            PIONEER       PIONEER
                                                                         CULLEN VALUE     EMERGING       PIONEER
                                                           PIONEER            VCT       MARKETS VCT   EQUITY INCOME
                                                         BALANCED VCT     PORTFOLIO -   PORTFOLIO -   VCT PORTFOLIO
                                                         PORTFOLIO -       CLASS II       CLASS II      - CLASS II
                                                       CLASS II SHARES      SHARES         SHARES         SHARES
                                                       ---------------   ------------   -----------   -------------
INVESTMENT INCOME:
  Dividends ........................................   $        71,852   $          -   $    20,004   $     143,856
                                                       ---------------   ------------   -----------   -------------

EXPENSES:
  Insurance charges ................................            71,603          5,777        75,119         106,088
  Administrative fees ..............................             6,163            472         6,450           9,645
                                                       ---------------   ------------   -----------   -------------

    Total expenses .................................            77,766          6,249        81,569         115,733
                                                       ---------------   ------------   -----------   -------------

      Net investment income (loss) .................            (5,914)        (6,249)      (61,565)         28,123
                                                       ---------------   ------------   -----------   -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................                 -              -             -               -
    Realized gain (loss) on sale of investments ....             4,520            746        73,090          20,403
                                                       ---------------   ------------   -----------   -------------

      Realized gain (loss) .........................             4,520            746        73,090          20,403
                                                       ---------------   ------------   -----------   -------------

    Change in unrealized gain (loss)
      on investments ...............................            94,695         44,120     1,458,609         205,609
                                                       ---------------   ------------   -----------   -------------

  Net increase (decrease) in net assets
    resulting from operations ......................   $        93,301   $     38,617   $ 1,470,134   $     254,135
                                                       ===============   ============   ===========   =============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  PIONEER EQUITY                                          PIONEER GLOBAL     PIONEER GROWTH
 OPPORTUNITY VCT     PIONEER EUROPE   PIONEER FUND VCT    HIGH YIELD VCT       SHARES VCT      PIONEER HIGH YIELD
PORTFOLIO - CLASS   VCT PORTFOLIO -      PORTFOLIO -     PORTFOLIO - CLASS     PORTFOLIO -      VCT PORTFOLIO -
    II SHARES       CLASS II SHARES    CLASS II SHARES       II SHARES       CLASS II SHARES    CLASS II SHARES
-----------------   ---------------   ----------------   -----------------   ---------------   ------------------
$               -   $         2,675   $         75,740   $          13,307   $         7,100   $          481,907
-----------------   ---------------   ----------------   -----------------   ---------------   ------------------

              254             9,674            117,417               3,516            20,910              153,701
               23               785              9,750                 304             1,823               13,824
-----------------   ---------------   ----------------   -----------------   ---------------   ------------------

              277            10,459            127,167               3,820            22,733              167,525
-----------------   ---------------   ----------------   -----------------   ---------------   ------------------

             (277)           (7,784)           (51,427)              9,487           (15,633)             314,382
-----------------   ---------------   ----------------   -----------------   ---------------   ------------------

                -                 -                  -                   -                 -              324,271
              128             7,332             22,654                 (55)            7,908              (82,593)
-----------------   ---------------   ----------------   -----------------   ---------------   ------------------

              128             7,332             22,654                 (55)            7,908              241,678
-----------------   ---------------   ----------------   -----------------   ---------------   ------------------

            1,101            31,127            343,769               2,241            31,302            (508,356)
-----------------   ---------------   ----------------   -----------------   ---------------   ------------------

$             952   $        30,675   $        314,996   $          11,673   $        23,577   $           47,704
=================   ===============   ================   =================   ===============   ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                           PIONEER
                                                                            PIONEER       IBBOTSON
                                                           PIONEER          IBBOTSON      MODERATE
                                                          IBBOTSON           GROWTH      ALLOCATION        PIONEER
                                                         AGGRESSIVE        ALLOCATION        VCT        INTERNATIONAL
                                                       ALLOCATION VCT    VCT PORTFOLIO   PORTFOLIO -      VALUE VCT
                                                         PORTFOLIO -       - CLASS II     CLASS II       PORTFOLIO -
                                                       CLASS II SHARES       SHARES        SHARES      CLASS II SHARES
                                                       ---------------   -------------   -----------   ---------------
INVESTMENT INCOME:
  Dividends ........................................   $             -   $           -   $         -   $           624
                                                       ---------------   -------------   -----------   ---------------

EXPENSES:
  Insurance charges ................................             6,314          24,685        22,711            18,635
  Administrative fees ..............................               485           2,030         1,836             1,531
                                                       ---------------   -------------   -----------   ---------------

    Total expenses .................................             6,799          26,715        24,547            20,166
                                                       ---------------   -------------   -----------   ---------------

      Net investment income (loss) .................            (6,799)        (26,715)      (24,547)          (19,542)
                                                       ---------------   -------------   -----------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution .....................                 -               -             -                 -
    Realized gain (loss) on sale of investments ....               354             696         1,281            11,498
                                                       ---------------   -------------   -----------   ---------------

      Realized gain (loss) .........................               354             696         1,281            11,498
                                                       ---------------   -------------   -----------   ---------------

    Change in unrealized gain (loss)
      on investments ...............................            53,241         185,204       135,125           156,927
                                                       ---------------   -------------   -----------   ---------------

  Net increase (decrease) in net assets
    resulting from operations ......................   $        46,796   $     159,185   $   111,859   $       148,883
                                                       ===============   =============   ===========   ===============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

 PIONEER MID CAP    PIONEER OAK RIDGE    PIONEER REAL      PIONEER SMALL AND    PIONEER SMALL      PIONEER SMALL
    VALUE VCT        LARGE CAP GROWTH    ESTATE SHARES    MID CAP GROWTH VCT    CAP VALUE VCT       COMPANY VCT
PORTFOLIO - CLASS    VCT PORTFOLIO -    VCT PORTFOLIO -    PORTFOLIO - CLASS     PORTFOLIO -     PORTFOLIO - CLASS
    II SHARES        CLASS II SHARES    CLASS II SHARES           II           CLASS II SHARES       II SHARES
-----------------   -----------------   ---------------   ------------------   ---------------   -----------------
$          13,063   $           4,365   $       163,451   $                -   $             -   $               -
-----------------   -----------------   ---------------   ------------------   ---------------   -----------------

          107,094              56,187            83,014               22,191            57,639              10,554
            9,533               4,713             7,443                1,945             5,260                 857
-----------------   -----------------   ---------------   ------------------   ---------------   -----------------

          116,627              60,900            90,457               24,136            62,899              11,411
-----------------   -----------------   ---------------   ------------------   ---------------   -----------------

         (103,564)            (56,535)           72,994              (24,136)          (62,899)            (11,411)
-----------------   -----------------   ---------------   ------------------   ---------------   -----------------

          374,220                   -           176,567                    -           112,165              58,793
            8,537               5,421            48,886                4,098             9,318              (1,311)
-----------------   -----------------   ---------------   ------------------   ---------------   -----------------

          382,757               5,421           225,453                4,098           121,483              57,482
-----------------   -----------------   ---------------   ------------------   ---------------   -----------------

          107,538             323,130           431,693               69,191           318,702             (35,783)
-----------------   -----------------   ---------------   ------------------   ---------------   -----------------

$         386,731   $         272,016   $       730,140   $           49,153   $       377,286   $          10,288
=================   =================   ===============   ==================   ===============   =================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               PIONEER STRATEGIC                            PUTNAM VT
                                                   INCOME VCT         PIONEER VALUE       INTERNATIONAL        PUTNAM VT SMALL
                                               PORTFOLIO - CLASS     VCT PORTFOLIO -      EQUITY FUND -        CAP VALUE FUND
                                                   II SHARES         CLASS II SHARES     CLASS IB SHARES      - CLASS IB SHARES
                                               -----------------    ----------------    -----------------    ------------------
INVESTMENT INCOME:
   Dividends ...............................   $         721,811    $          4,047    $           7,048    $           13,905
                                               -----------------    ----------------    -----------------    ------------------

EXPENSES:
   Insurance charges .......................             219,390              80,202                8,463               173,134
   Administrative fees .....................              19,384               6,666                  768                14,878
                                               -----------------    ----------------    -----------------    ------------------

     Total expenses ........................             238,774              86,868                9,231               188,012
                                               -----------------    ----------------    -----------------    ------------------

        Net investment income (loss) .......             483,037             (82,821)              (2,183)             (174,107)
                                               -----------------    ----------------    -----------------    ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ............             184,726              30,643                    -               451,213
     Realized gain (loss) on sale of
       investments .........................              (7,288)             20,814                7,571                58,919
                                               -----------------    ----------------    -----------------    ------------------

        Realized gain (loss) ...............             177,438              51,457                7,571               510,132
                                               -----------------    ----------------    -----------------    ------------------

     Change in unrealized gain (loss)
        on investments .....................            (565,004)            173,173               47,654               327,056
                                               -----------------    ----------------    -----------------    ------------------

   Net increase (decrease) in net assets
     resulting from operations .............   $          95,471    $        141,809    $          53,042    $          663,081
                                               =================    ================    =================    ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                   SALOMON BROTHERS
  ALL CAP FUND -        INVESTORS FUND -      LARGE CAP GROWTH     VARIABLE ALL CAP     SMALL CAP GROWTH     TOTAL RETURN FUND
      CLASS I                CLASS I           FUND - CLASS I      FUND - CLASS II       FUND - CLASS I         - CLASS II
------------------    --------------------    ----------------    -----------------    -----------------    -------------------
$           33,558    $             29,774    $            365    $             141    $               -    $            42,729
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            58,495                  37,918              38,516                  336               62,313                 33,503
             4,948                   3,186               3,188                   25                5,215                  3,016
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            63,443                  41,104              41,704                  361               67,528                 36,519
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           (29,885)                (11,330)            (41,339)                (220)             (67,528)                 6,210
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

             2,766                       -                   -                   17              339,741                 15,415
             9,745                  24,133              18,950                   12                9,951                   (514)
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            12,511                  24,133              18,950                   29              349,692                 14,901
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           125,045                 103,601             116,190                1,421             (108,326)                23,149
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

$          107,671    $            116,404    $         93,801    $           1,230    $         173,838    $            44,260
==================    ====================    ================    =================    =================    ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                  SCUDDER REAL
                                               ESTATE SECURITIES      SCUDDER VIT          21ST CENTURY            CAPITAL
                                                  PORTFOLIO -       EQUITY 500 INDEX     GROWTH PORTFOLIO    GROWTH PORTFOLIO -
                                                    CLASS B          FUND - CLASS B2        - CLASS B              CLASS B
                                               -----------------    ----------------    -----------------    ------------------
INVESTMENT INCOME:
   Dividends ...............................   $         108,841    $              -    $               -    $            6,760
                                               -----------------    ----------------    -----------------    ------------------

EXPENSES:
   Insurance charges .......................              76,502              23,879                2,301                58,625
   Administrative fees .....................               6,307               1,971                  179                 4,661
                                               -----------------    ----------------    -----------------    ------------------

     Total expenses ........................              82,809              25,850                2,480                63,286
                                               -----------------    ----------------    -----------------    ------------------

        Net investment income (loss) .......              26,032             (25,850)              (2,480)              (56,526)
                                               -----------------    ----------------    -----------------    ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ............             318,707                   -                    -                     -
     Realized gain (loss) on sale of
       investments .........................              77,966              (1,589)              (6,638)               24,586
                                               -----------------    ----------------    -----------------    ------------------

        Realized gain (loss) ...............             396,673              (1,589)              (6,638)               24,586
                                               -----------------    ----------------    -----------------    ------------------

     Change in unrealized gain (loss)
        on investments .....................              13,586              54,423              (26,336)              384,640
                                               -----------------    ----------------    -----------------    ------------------

   Net increase (decrease) in net assets
     resulting from operations .............   $         436,291    $         26,984    $         (35,454)   $          352,700
                                               =================    ================    =================    ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

 GLOBAL DISCOVERY          GROWTH AND          HEALTH SCIENCES      INTERNATIONAL        SVS I SCUDDER       SCUDDER BLUE CHIP
    PORTFOLIO -        INCOME PORTFOLIO -        PORTFOLIO -          PORTFOLIO          BOND PORTFOLIO         PORTFOLIO -
      CLASS B                CLASS B               CLASS B            - CLASS B            - CLASS B              CLASS B
------------------    --------------------    ----------------    -----------------    -----------------    -------------------
$            6,550    $             33,837    $              -    $          28,279    $               -    $            20,821
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            36,962                  74,237              37,222               41,816                  278                 76,875
             2,969                   5,882               2,990                3,399                   21                  6,304
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            39,931                  80,119              40,212               45,215                  299                 83,179
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           (33,381)                (46,282)            (40,212)             (16,936)                (299)               (62,358)
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

                 -                       -                   -                    -                    -                      -
            18,792                  31,056              14,873               24,378                   (1)               144,554
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            18,792                  31,056              14,873               24,378                   (1)               144,554
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           349,426                 207,868             162,856              310,524                  163                314,245
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

$          334,837    $            192,642    $        137,517    $         317,966    $            (137)   $           396,441
==================    ====================    ================    =================    =================    ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    SCUDDER                                                        SCUDDER
                                                  CONSERVATIVE        SCUDDER FIXED       SCUDDER GLOBAL        GOVERNMENT &
                                                INCOME STRATEGY          INCOME             BLUE CHIP         AGENCY SECURITIES
                                                  PORTFOLIO -          PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
                                                    CLASS B              CLASS B             CLASS B              CLASS B
                                               -----------------    ----------------    -----------------    ------------------
INVESTMENT INCOME:
   Dividends ...............................   $               -    $        188,266    $               -    $           50,432
                                               -----------------    ----------------    -----------------    ------------------

EXPENSES:
   Insurance charges .......................              51,031             111,471               41,937                26,352
   Administrative fees .....................               4,392               9,300                3,384                 2,143
                                               -----------------    ----------------    -----------------    ------------------

     Total expenses ........................              55,423             120,771               45,321                28,495
                                               -----------------    ----------------    -----------------    ------------------

        Net investment income (loss) .......             (55,423)             67,495              (45,321)               21,937
                                               -----------------    ----------------    -----------------    ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ............               2,525              56,087                    -                10,873
     Realized gain (loss) on sale of
       investments .........................              24,944               3,504               50,577                (2,298)
                                               -----------------    ----------------    -----------------    ------------------

        Realized gain (loss) ...............              27,469              59,591               50,577                 8,575
                                               -----------------    ----------------    -----------------    ------------------

     Change in unrealized gain (loss)
        on investments .....................             102,265            (132,997)             461,231               (27,734)
                                               -----------------    ----------------    -----------------    ------------------

   Net increase (decrease) in net assets
     resulting from operations .............   $          74,311    $         (5,911)   $         466,487    $            2,778
                                               =================    ================    =================    ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  SCUDDER GROWTH                               SCUDDER GROWTH        SCUDDER HIGH       SCUDDER INCOME &          SCUDDER
 & INCOME STRATEGY                                STRATEGY             INCOME           GROWTH STRATEGY        INTERNATIONAL
    PORTFOLIO -          SCUDDER GROWTH         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          SELECT EQUITY
      CLASS B          PORTFOLIO - CLASS B        CLASS B              CLASS B              CLASS B         PORTFOLIO - CLASS B
------------------    --------------------    ----------------    -----------------    -----------------    -------------------
$                -    $              7,752    $              -    $         384,879    $               -    $            73,833
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           190,018                   9,061             190,833               82,493               84,021                 61,022
            15,467                     723              16,212                6,835                6,778                  4,819
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           205,485                   9,784             207,045               89,328               90,799                 65,841
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

          (205,485)                 (2,032)           (207,045)             295,551              (90,799)                 7,992
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            10,765                       -              14,039                    -                7,984                      -
            23,588                  (5,276)             14,978              (32,664)              29,569                 32,909
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            34,353                  (5,276)             29,017              (32,664)              37,553                 32,909
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           657,952                 (56,091)            832,452             (181,159)             196,512                376,930
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

$          486,820    $            (63,399)   $        654,424    $          81,728    $         143,266    $           417,831
==================    ====================    ================    =================    =================    ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        SCUDDER              SCUDDER
                                                SCUDDER MERCURY      MID-CAP GROWTH        MONEY MARKET            SCUDDER
                                                   LARGE CAP           PORTFOLIO -         PORTFOLIO -       SALOMON AGGRESSIVE
                                                 CORE PORTFOLIO          CLASS B             CLASS B          GROWTH PORTFOLIO
                                               -----------------    ----------------    -----------------    ------------------
INVESTMENT INCOME:
   Dividends ...............................   $             218    $              -    $          82,309    $                -
                                               -----------------    ----------------    -----------------    ------------------

EXPENSES:
   Insurance charges .......................              14,252              11,148               53,677                 4,306
   Administrative fees .....................               1,077                 910                4,897                   358
                                               -----------------    ----------------    -----------------    ------------------

     Total expenses ........................              15,329              12,058               58,574                 4,664
                                               -----------------    ----------------    -----------------    ------------------

        Net investment income (loss) .......             (15,111)            (12,058)              23,735                (4,664)
                                               -----------------    ----------------    -----------------    ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ............               2,853                   -                    -                     -
     Realized gain (loss) on sale of
       investments .........................                 821              11,067                    -                 4,387
                                               -----------------    ----------------    -----------------    ------------------

        Realized gain (loss) ...............               3,674              11,067                    -                 4,387
                                               -----------------    ----------------    -----------------    ------------------

     Change in unrealized gain (loss)
        on investments .....................              99,808              77,763                    -                30,276
                                               -----------------    ----------------    -----------------    ------------------

   Net increase (decrease) in net assets
     resulting from operations .............   $          88,371    $         76,772    $          23,735    $           29,999
                                               =================    ================    =================    ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

     SCUDDER                                      SCUDDER                                   SCUDDER
 SMALL CAP GROWTH            SCUDDER             TECHNOLOGY           SCUDDER             TOTAL RETURN           SVS DAVIS
    PORTFOLIO -         STRATEGIC INCOME      GROWTH PORTFOLIO    TEMPLETON FOREIGN       PORTFOLIO -          VENTURE VALUE
      CLASS B          PORTFOLIO - CLASS B        - CLASS B        VALUE PORTFOLIO          CLASS B         PORTFOLIO - CLASS B
------------------    --------------------    ----------------    -----------------    -----------------    -------------------
$                -    $            236,229    $          1,217    $          11,244    $          66,252    $            22,974
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            37,630                  65,750              20,016               15,315               68,638                125,017
             2,946                   5,357               1,575                1,132                5,441                 10,223
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            40,576                  71,107              21,591               16,447               74,079                135,240
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           (40,576)                165,122             (20,374)              (5,203)              (7,827)              (112,266)
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

                 -                   7,384                   -                7,852                    -                      -
            11,700                   1,022               1,358                  642                6,755                 44,668
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            11,700                   8,406               1,358                8,494                6,755                 44,668
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           176,910                (167,955)             53,452               96,840               76,789                591,739
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

$          148,034    $              5,573    $         34,436    $         100,131    $          75,717    $           524,141
==================    ====================    ================    =================    =================    ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   SVS DREMAN
                                                   FINANCIAL           SVS DREMAN           SVS DREMAN           SVS EAGLE
                                                    SERVICES           HIGH RETURN       SMALL CAP VALUE      FOCUSED LARGE CAP
                                                   PORTFOLIO        EQUITY PORTFOLIO        PORTFOLIO         GROWTH PORTFOLIO
                                                   - CLASS B            - CLASS B           - CLASS B             - CLASS B
                                               -----------------    ----------------    -----------------    ------------------
INVESTMENT INCOME:
   Dividends ...............................   $          26,404    $        101,121    $          16,886    $            1,519
                                               -----------------    ----------------    -----------------    ------------------

EXPENSES:
   Insurance charges .......................              37,526             158,131              103,140                 7,690
   Administrative fees .....................               3,059              13,589                8,514                   606
                                               -----------------    ----------------    -----------------    ------------------

     Total expenses ........................              40,585             171,720              111,654                 8,296
                                               -----------------    ----------------    -----------------    ------------------

        Net investment income (loss) .......             (14,181)            (70,599)             (94,768)               (6,777)
                                               -----------------    ----------------    -----------------    ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ............                   -                   -              406,716                     -
     Realized gain (loss) on sale of
       investments .........................               2,654              65,970               24,509               (29,508)
                                               -----------------    ----------------    -----------------    ------------------

        Realized gain (loss) ...............               2,654              65,970              431,225               (29,508)
                                               -----------------    ----------------    -----------------    ------------------

     Change in unrealized gain (loss)
        on investments .....................              11,573             574,819              148,990               (77,561)
                                               -----------------    ----------------    -----------------    ------------------

   Net increase (decrease) in net assets
     resulting from operations .............   $              46    $        570,190    $         485,447    $         (113,846)
                                               =================    ================    =================    ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                           SVS JANUS
    SVS FOCUS                                                         SVS JANUS              GROWTH
  VALUE & GROWTH         SVS II SCUDDER         SVS INDEX 500     GROWTH AND INCOME      OPPORTUNITIES           SVS MFS
   PORTFOLIO  -          LARGE CAP VALUE         PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         STRATEGIC VALUE
      CLASS B          PORTFOLIO - CLASS B         CLASS B             CLASS B              CLASS B         PORTFOLIO - CLASS B
------------------    --------------------    ----------------    -----------------    -----------------    -------------------
$            6,000    $             35,870    $         88,571    $               -    $               -    $            14,599
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

             3,732                  46,642              51,728               33,750                8,142                 38,407
               291                   3,791               4,289                2,682                  711                  3,178
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

             4,023                  50,433              56,017               36,432                8,853                 41,585
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

             1,977                 (14,563)             32,554              (36,432)              (8,853)               (26,986)
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

                 -                       -                   -                    -                    -                201,892
            15,426                  18,741             367,776               16,664                4,499                  8,520
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            15,426                  18,741             367,776               16,664                4,499                210,412
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           (58,615)                (10,867)           (298,170)             202,424               38,698               (234,740)
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

$          (41,212)   $             (6,689)   $        102,160    $         182,656    $          34,344    $           (51,314)
==================    ====================    ================    =================    =================    ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    SVS OAK            SVS TURNER         ALGER AMERICAN       ALGER AMERICAN
                                                STRATEGIC EQUITY         MID CAP             BALANCED         LEVERAGED ALLCAP
                                                  PORTFOLIO -       GROWTH PORTFOLIO       PORTFOLIO -           PORTFOLIO -
                                                    CLASS B             - CLASS B        CLASS S SHARES        CLASS S SHARES
                                               -----------------    ----------------    -----------------    ------------------
INVESTMENT INCOME:
   Dividends ...............................   $               -    $              -    $          46,113    $                -
                                               -----------------    ----------------    -----------------    ------------------

EXPENSES:
   Insurance charges .......................              27,249              31,545               59,494                15,149
   Administrative fees .....................               2,182               2,474                4,942                 1,283
                                               -----------------    ----------------    -----------------    ------------------

     Total expenses ........................              29,431              34,019               64,436                16,432
                                               -----------------    ----------------    -----------------    ------------------

        Net investment income (loss) .......             (29,431)            (34,019)             (18,323)              (16,432)
                                               -----------------    ----------------    -----------------    ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ............                   -                   -                    -                     -
     Realized gain (loss) on sale of
       investments .........................                 145              10,978               14,934                 9,048
                                               -----------------    ----------------    -----------------    ------------------

        Realized gain (loss) ...............                 145              10,978               14,934                 9,048
                                               -----------------    ----------------    -----------------    ------------------

     Change in unrealized gain (loss)
        on investments .....................             (12,841)            180,703              212,517               126,940
                                               -----------------    ----------------    -----------------    ------------------

   Net increase (decrease) in net assets
     resulting from operations .............   $         (42,127)   $        157,662    $         209,128    $          119,556
                                               =================    ================    =================    ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

    AIM CAPITAL                                  DISCIPLINED
   APPRECIATION            CONVERTIBLE             MID CAP          EQUITY INCOME        FEDERATED HIGH          FEDERATED
     PORTFOLIO        SECURITIES PORTFOLIO     STOCK PORTFOLIO        PORTFOLIO         YIELD PORTFOLIO       STOCK PORTFOLIO
------------------    --------------------    ----------------    -----------------    -----------------    -------------------
$            5,322    $             79,781    $              -    $               -    $               -    $                 -
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            32,859                  49,217              65,188              133,571               72,970                 10,952
             2,734                   4,072               5,718               11,065                6,033                    939
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            35,593                  53,289              70,906              144,636               79,003                 11,891
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           (30,271)                 26,492             (70,906)            (144,636)             (79,003)               (11,891)
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

                 -                  55,140              42,715              100,714                    -                      -
            15,568                  (3,274)             32,709               10,384               (3,746)                 5,966
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            15,568                  51,866              75,424              111,098               (3,746)                 5,966
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           183,692                (106,083)            405,992              335,120              125,911                 30,359
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

$          168,989    $            (27,725)   $        410,510    $         301,582    $          43,162    $            24,434
==================    ====================    ================    =================    =================    ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         MANAGED             MANAGED
                                                                       ALLOCATION           ALLOCATION            MANAGED
                                                                         SERIES:             SERIES:             ALLOCATION
                                                   LARGE CAP           AGGRESSIVE          CONSERVATIVE            SERIES:
                                                   PORTFOLIO            PORTFOLIO           PORTFOLIO        MODERATE PORTFOLIO
                                               -----------------    ----------------    -----------------    ------------------
INVESTMENT INCOME:
   Dividends ...............................   $               -    $              -    $           5,398    $           38,385
                                               -----------------    ----------------    -----------------    ------------------

EXPENSES:
   Insurance charges .......................              49,161               6,434                5,093                53,736
   Administrative fees .....................               4,022                 521                  398                 4,193
                                               -----------------    ----------------    -----------------    ------------------

     Total expenses ........................              53,183               6,955                5,491                57,929
                                               -----------------    ----------------    -----------------    ------------------

        Net investment income (loss) .......             (53,183)             (6,955)                 (93)              (19,544)
                                               -----------------    ----------------    -----------------    ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ............                   -               1,094                1,778                 6,193
     Realized gain (loss) on sale of
       investments .........................              21,542               1,839                1,130                14,364
                                               -----------------    ----------------    -----------------    ------------------

        Realized gain (loss) ...............              21,542               2,933                2,908                20,557
                                               -----------------    ----------------    -----------------    ------------------

     Change in unrealized gain (loss)
        on investments .....................             334,514              51,365                3,832               236,268
                                               -----------------    ----------------    -----------------    ------------------

   Net increase (decrease) in net assets
     resulting from operations .............   $         302,873    $         47,343    $           6,647    $          237,281
                                               =================    ================    =================    ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                             MANAGED
MANAGED ALLOCATION         ALLOCATION
 SERIES: MODERATE       SERIES: MODERATE-          MERCURY
   -AGGRESSIVE            CONSERVATIVE         LARGE CAP CORE        MFS EMERGING         MFS MID CAP            MFS TOTAL
     PORTFOLIO              PORTFOLIO             PORTFOLIO        GROWTH PORTFOLIO     GROWTH PORTFOLIO      RETURN PORTFOLIO
------------------    --------------------    ----------------    -----------------    -----------------    -------------------
$           23,086    $              3,929    $              -    $               -    $               -    $           630,946
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            31,487                   7,420              53,721                3,421               61,814                384,590
             2,451                     598               4,341                  301                5,400                 32,554
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            33,938                   8,018              58,062                3,722               67,214                417,144
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           (10,852)                 (4,089)            (58,062)              (3,722)             (67,214)               213,802
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

             2,524                     362                   -                    -                    -              1,370,616
             5,597                     111              20,178               76,745               10,437                 31,818
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

             8,121                     473              20,178               76,745               10,437              1,402,434
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           170,168                  25,760             356,447             (107,859)             231,436             (1,266,195)
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

$          167,437    $             22,144    $        318,563    $         (34,836)   $         174,659    $           350,041
==================    ====================    ================    =================    =================    ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        MONDRIAN
                                                   MFS VALUE          INTERNATIONAL        PIONEER FUND        PIONEER MID CAP
                                                   PORTFOLIO         STOCK PORTFOLIO        PORTFOLIO          VALUE PORTFOLIO
                                               -----------------    ----------------    -----------------    ------------------
INVESTMENT INCOME:
   Dividends ...............................   $          65,227    $          1,609    $               -    $              674
                                               -----------------    ----------------    -----------------    ------------------

EXPENSES:
   Insurance charges .......................              67,720              53,133               14,603                 1,538
   Administrative fees .....................               5,629               4,482                1,254                   131
                                               -----------------    ----------------    -----------------    ------------------

     Total expenses ........................              73,349              57,615               15,857                 1,669
                                               -----------------    ----------------    -----------------    ------------------

        Net investment income (loss) .......              (8,122)            (56,006)             (15,857)                 (995)
                                               -----------------    ----------------    -----------------    ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ............             231,623                   -                    -                 5,194
     Realized gain (loss) on sale of
       investments .........................               4,864               8,015                2,994                   (60)
                                               -----------------    ----------------    -----------------    ------------------

        Realized gain (loss) ...............             236,487               8,015                2,994                 5,134
                                               -----------------    ----------------    -----------------    ------------------

     Change in unrealized gain (loss)
        on investments .....................             (26,638)            332,879               64,152                (1,681)
                                               -----------------    ----------------    -----------------    ------------------

   Net increase (decrease) in net assets
     resulting from operations .............   $         201,727    $        284,888    $          51,289    $            2,458
                                               =================    ================    =================    ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 STYLE FOCUS
                                                SERIES: SMALL        STYLE FOCUS                              U.S. GOVERNMENT
 PIONEER STRATEGIC          STRATEGIC            CAP GROWTH       SERIES: SMALL CAP    TRAVELERS QUALITY        SECURITIES
 INCOME PORTFOLIO       EQUITY PORTFOLIO          PORTFOLIO        VALUE PORTFOLIO       BOND PORTFOLIO          PORTFOLIO
------------------    --------------------    ----------------    -----------------    -----------------    -------------------
$          302,517    $              5,250    $              -    $             309    $               -    $                 3
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

            97,294                  11,802                 498                  373              112,180                 65,943
             8,124                   1,028                  37                   33                9,480                  5,912
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           105,418                  12,830                 535                  406              121,660                 71,855
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

           197,099                  (7,580)               (535)                 (97)            (121,660)               (71,852)
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

                 -                       -               1,627                  823                    -                  3,637

              (373)                    486                 105                   19              (10,922)                 2,235
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

              (373)                    486               1,732                  842              (10,922)                 5,872
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

          (101,603)                 31,255                 311                 (115)             116,927                138,587
------------------    --------------------    ----------------    -----------------    -----------------    -------------------

$           95,123    $             24,161    $          1,508    $             630    $         (15,655)   $            72,607
==================    ====================    ================    =================    =================    ===================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 SB ADJUSTABLE
                                                  RATE INCOME                                COMSTOCK            ENTERPRISE
                                                  PORTFOLIO -       SOCIAL AWARENESS       PORTFOLIO -           PORTFOLIO -
                                                 CLASS I SHARES      STOCK PORTFOLIO     CLASS II SHARES       CLASS II SHARES
                                               -----------------    ----------------    -----------------    ------------------
INVESTMENT INCOME:
   Dividends ...............................   $         102,196    $          5,484    $          59,575    $              722
                                               -----------------    ----------------    -----------------    ------------------

EXPENSES:
   Insurance charges .......................              49,027              10,484              165,645                 2,629
   Administrative fees .....................               3,944                 901               13,935                   234
                                               -----------------    ----------------    -----------------    ------------------

     Total expenses ........................              52,971              11,385              179,580                 2,863
                                               -----------------    ----------------    -----------------    ------------------

        Net investment income (loss) .......              49,225              (5,901)            (120,005)               (2,141)
                                               -----------------    ----------------    -----------------    ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Realized gain distribution ............                   -                   -              206,286                     -
     Realized gain (loss) on sale of
       investments .........................                 470               1,227                7,346                   551
                                               -----------------    ----------------    -----------------    ------------------

        Realized gain (loss) ...............                 470               1,227              213,632                   551
                                               -----------------    ----------------    -----------------    ------------------

     Change in unrealized gain (loss)
        on investments .....................             (39,101)             35,780              293,804                10,972
                                               -----------------    ----------------    -----------------    ------------------

   Net increase (decrease) in net assets
     resulting from operations .............   $          10,594    $         31,106    $         387,431    $            9,382
                                               =================    ================    =================    ==================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                         DYNAMIC CAPITAL
   CONTRAFUND(R)          APPRECIATION             MID CAP
    PORTFOLIO -            PORTFOLIO -           PORTFOLIO -
  SERVICE CLASS 2        SERVICE CLASS 2       SERVICE CLASS 2
------------------    --------------------    ----------------

$            9,045    $                  -    $              -
------------------    --------------------    ----------------

           202,313                  15,322             278,734
            17,047                   1,334              23,901
------------------    --------------------    ----------------

           219,360                  16,656             302,635
------------------    --------------------    ----------------

          (210,315)                (16,656)           (302,635)
------------------    --------------------    ----------------

             1,292                       -             164,244
            34,066                   4,641              39,471
------------------    --------------------    ----------------

            35,358                   4,641             203,715
------------------    --------------------    ----------------

         2,020,157                 227,017           2,906,921
------------------    --------------------    ----------------

$        1,845,200    $            215,002    $      2,808,001
==================    ====================    ================

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                               CAPITAL APPRECIATION FUND     HIGH YIELD BOND TRUST        MANAGED ASSETS TRUST
                                               -------------------------   -------------------------   -------------------------
                                                   2005          2004          2005          2004          2005         2004
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) .............   $   (88,594)  $    (7,777)  $   (83,447)  $    95,481   $   (56,739)  $    20,239
  Realized gain (loss) .....................        15,865         1,051          (128)           46        48,157        10,219
  Change in unrealized gain (loss)
    on investments .........................       917,443       158,437       101,469       (50,761)      126,134        39,683
                                               -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from operations ............       844,714       151,711        17,894        44,766       117,552        70,141
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ............     4,570,752     1,255,610     3,754,563     1,283,052     2,996,144     1,066,771
  Participant transfers from other
    funding options ........................     1,108,078       236,513     1,680,812       255,205       305,119       149,882
  Administrative charges ...................        (1,077)          (89)       (1,299)          (20)         (768)          (32)
  Contract surrenders ......................       (46,170)       (2,438)     (353,897)       (3,006)      (38,336)       (2,291)
  Participant transfers to other
    funding options ........................      (171,417)       (8,182)     (263,490)      (27,422)     (117,025)      (13,639)
  Other receipts/(payments) ................       (55,198)            -        (1,581)            -       (35,092)       13,438
                                               -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from unit transactions .....     5,404,968     1,481,414     4,815,108     1,507,809     3,110,042     1,214,129
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ..     6,249,682     1,633,125     4,833,002     1,552,575     3,227,594     1,284,270

NET ASSETS:
    Beginning of year ......................     1,641,132         8,007     1,552,575             -     1,284,270             -
                                               -----------   -----------   -----------   -----------   -----------   -----------

    End of year ............................   $ 7,890,814   $ 1,641,132   $ 6,385,577   $ 1,552,575   $ 4,511,864   $ 1,284,270
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                              AIM V.I. CAPITAL APPRECIATION   AIM V.I. MID CAP CORE EQUITY
   MONEY MARKET PORTFOLIO            FUND - SERIES II               FUND - SERIES II         AIM V.I. UTILITIES FUND
---------------------------   -----------------------------   ----------------------------   ------------------------
   2005           2004            2005             2004            2005           2004           2005         2004
------------   ------------   -------------   -------------   -------------   ------------   -----------   ----------
$    135,335   $    (31,899)  $     (78,666)  $     (21,813)  $     (32,470)  $    (12,093)  $    14,628   $   (2,533)
           -              -          15,292            (852)         82,838         63,921        13,081          979

           -              -         403,819         207,447          70,548         49,831       122,393       86,305
------------   ------------   -------------   -------------   -------------   ------------   -----------   ----------

     135,335        (31,899)        340,445         184,782         120,916        101,659       150,102       84,751
------------   ------------   -------------   -------------   -------------   ------------   -----------   ----------

  13,433,579     16,334,780       1,573,518       2,253,699         570,213        740,444       720,006      477,404

   6,339,297      3,442,145         316,849         604,867         447,645        482,097       344,273       54,322
      (3,462)        (1,008)         (1,365)           (168)           (492)           (90)         (282)         (31)
    (655,720)      (216,434)       (115,967)        (10,825)        (55,608)        (7,153)      (17,074)        (487)

 (12,710,899)   (10,652,092)        (95,552)        (91,831)        (79,267)       (92,063)      (71,834)      (9,780)
     (16,710)       (14,315)        (43,368)              -         (19,390)             -             -            -
------------   ------------   -------------   -------------   -------------   ------------   -----------   ----------

   6,386,085      8,893,076       1,634,115       2,755,742         863,101      1,123,235       975,089      521,428
------------   ------------   -------------   -------------   -------------   ------------   -----------   ----------

   6,521,420      8,861,177       1,974,560       2,940,524         984,017      1,224,894     1,125,191      606,179

   9,478,261        617,084       3,033,533          93,009       1,477,542        252,648       677,284       71,105
------------   ------------   -------------   -------------   -------------   ------------   -----------   ----------

$ 15,999,681   $  9,478,261   $   5,008,093   $   3,033,533   $   2,461,559   $  1,477,542   $ 1,802,475   $  677,284
============   ============   =============   =============   =============   ============   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                ALLIANCEBERNSTEIN LARGE-CAP      GLOBAL GROWTH FUND -            GROWTH FUND -
                                                 GROWTH PORTFOLIO - CLASS B         CLASS 2 SHARES               CLASS 2 SHARES
                                                ---------------------------   -------------------------   -------------------------
                                                    2005           2004           2005          2004          2005          2004
                                                ------------   ------------   ------------   ----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $    (38,980)  $    (15,736)  $   (135,069)  $  (30,400)  $  (390,040)  $   (88,330)
  Realized gain (loss) ......................         26,132         (3,016)        30,070        2,265        38,527           535
  Change in unrealized gain (loss)
    on investments ..........................        314,986        122,937      1,636,348      501,400     5,889,689     1,542,832
                                                ------------   ------------   ------------   ----------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from operations .............        302,138        104,185      1,531,349      473,265     5,538,176     1,455,037
                                                ------------   ------------   ------------   ----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............        338,619      1,179,698      5,834,791    4,647,245    19,055,636    14,449,613
  Participant transfers from other
    funding options .........................        434,876        208,219      2,615,390      850,211     8,404,676     3,053,022
  Administrative charges ....................           (419)           (95)        (3,017)        (198)       (9,839)         (739)
  Contract surrenders .......................        (31,117)        (8,443)      (190,188)      (2,367)     (984,334)        1,791
  Participant transfers to other
    funding options .........................       (226,466)       (88,839)      (750,429)     (91,701)   (1,405,358)     (418,082)
  Other receipts/(payments) .................              -              -        (43,705)      (3,864)      (22,248)       (5,935)
                                                ------------   ------------   ------------   ----------   -----------   -----------
    Net increase (decrease) in net assets
      resulting from unit transactions ......        515,493      1,290,540      7,462,842    5,399,326    25,038,533    17,079,670
                                                ------------   ------------   ------------   ----------   -----------   -----------
    Net increase (decrease) in net assets ...        817,631      1,394,725      8,994,191    5,872,591    30,576,709    18,534,707

NET ASSETS:
    Beginning of year .......................      1,570,446        175,721      6,038,383      165,792    19,010,640       475,933
                                                ------------   ------------   ------------   ----------   -----------   -----------

    End of year .............................   $  2,388,077   $  1,570,446   $ 15,032,574   $6,038,383   $49,587,349   $19,010,640
                                                ============   ============   ============   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

GROWTH-INCOME FUND - CLASS 2   CREDIT SUISSE TRUST EMERGING   CREDIT SUISSE TRUST GLOBAL SMALL   DELAWARE VIP REIT SERIES -
           SHARES                    MARKETS PORTFOLIO                 CAP PORTFOLIO                    STANDARD CLASS
----------------------------   ----------------------------   --------------------------------   --------------------------
    2005            2004           2005            2004             2005             2004            2005           2004
------------   -------------   ------------   -------------   ---------------   --------------   ------------   -----------
$    (92,288)  $      13,570   $    (23,667)  $      (6,523)  $       (11,076)  $       (3,615)  $    (48,489)  $   (24,606)
     147,568           1,234         20,465           2,148            14,302           (1,737)       501,945         7,425

   1,556,319         915,740        627,437         137,149            69,537           49,589        297,672       678,972
------------   -------------   ------------   -------------   ---------------   --------------   ------------   -----------

   1,611,599         930,544        624,235         132,774            72,763           44,237        751,128       661,791
------------   -------------   ------------   -------------   ---------------   --------------   ------------   -----------

  16,460,777      12,376,601      2,000,078         682,398           301,593          376,056      6,374,042     4,322,726

   8,014,800       2,931,077        294,478          90,231            29,682          133,050      2,538,448       760,408
      (7,374)           (541)          (405)            (29)             (114)             (23)        (3,136)         (203)
    (967,682)         19,590        (25,264)         (2,608)          (87,291)          (1,800)      (303,959)      (14,934)

  (1,194,024)       (281,231)      (162,976)        (34,521)          (36,559)        (147,768)    (1,562,203)      (69,059)
     (33,815)         (9,041)             -               -                 -                -        (39,434)            -
------------   -------------   ------------   -------------   ---------------   --------------   ------------   -----------

  22,272,682      15,036,455      2,105,911         735,471           207,311          359,515      7,003,758     4,998,938
------------   -------------   ------------   -------------   ---------------   --------------   ------------   -----------

  23,884,281      15,966,999      2,730,146         868,245           280,074          403,752      7,754,886     5,660,729

  16,338,475         371,476        948,563          80,318           417,000           13,248      5,828,342       167,613
------------   -------------   ------------   -------------   ---------------   --------------   ------------   -----------

$ 40,222,756   $  16,338,475   $  3,678,709   $     948,563   $       697,074   $      417,000   $ 13,583,228   $ 5,828,342
============   =============   ============   =============   ===============   ==============   ============   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                            DREYFUS SOCIALLY RESPONSIBLE
                                                   DREYFUS MIDCAP STOCK      GROWTH FUND, INC.- SERVICE   DREYFUS VIF - APPRECIATION
                                                PORTFOLIO - SERVICE SHARES             SHARES             PORTFOLIO - INITIAL SHARES
                                                --------------------------  ----------------------------  --------------------------
                                                    2005           2004         2005            2004          2005          2004
                                                ------------   -----------  ------------     -----------  ------------   -----------
OPERATIONS:
  Net investment income (loss) ...............  $   (81,723)   $  (20,994)  $    (3,955)     $   (1,586)  $   (30,286)   $    6,812
  Realized gain (loss) .......................       40,608        77,240         1,042           3,693         7,866           462
  Change in unrealized gain (loss)
    on investments ...........................      374,327       252,095        10,652           2,466        62,503        28,523
                                                -----------    ----------   -----------      ----------   -----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ..............      333,212       308,341         7,739           4,573        40,083        35,797
                                                -----------    ----------   -----------      ----------   -----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ..............    1,487,520     2,398,187       194,665          66,880       853,132       735,509
  Participant transfers from other
    funding options ..........................      303,819       314,488        13,073             357       357,564       145,137
  Administrative charges .....................         (740)          (95)          (20)             (3)         (642)          (90)
  Contract surrenders ........................     (129,728)     (153,846)       (9,040)        (67,320)      (52,508)       (1,388)
  Participant transfers to other
    funding options ..........................     (146,431)      (48,115)          (15)           (113)      (68,289)      (10,553)
  Other receipts/(payments) ..................       (2,010)            -            83               -             -             -
                                                -----------    ----------   -----------      ----------   -----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .......    1,512,430     2,510,619       198,746            (199)    1,089,257       868,615
                                                -----------    ----------   -----------      ----------   -----------    ----------

    Net increase (decrease) in net assets ....    1,845,642     2,818,960       206,485           4,374     1,129,340       904,412

NET ASSETS:
    Beginning of year ........................    3,081,649       262,689        76,841          72,467     1,048,118       143,706
                                                -----------    ----------   -----------      ----------   -----------    ----------

    End of year ..............................  $ 4,927,291    $3,081,649   $   283,326      $   76,841   $ 2,177,458    $1,048,118
                                                ===========    ==========   ===========      ==========   ===========    ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                      FRANKLIN RISING DIVIDENDS
DREYFUS VIF - DEVELOPING LEADERS  MERCURY GLOBAL ALLOCATION V.I.  MERCURY VALUE OPPORTUNITIES V.I.    SECURITIES FUND - CLASS 2
   PORTFOLIO - INITIAL SHARES            FUND - CLASS III                 FUND - CLASS III                     SHARES
--------------------------------  ------------------------------  --------------------------------  -----------------------------
    2005                 2004         2005              2004          2005                2004          2005             2004
------------         -----------  ------------       -----------  -------------        -----------  ------------     ------------
$  (121,110)         $  (24,087)  $    57,648        $   36,783   $   (38,657)         $   (8,906)  $   (91,899)     $   (30,071)
     24,782                   7         4,848                20     2,095,344             466,459        67,207            7,681

    462,577             294,359       422,741            24,537    (1,615,488)           (313,747)      287,921          341,208
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

    366,249             270,279       485,237            61,340       441,199             143,806       263,229          318,818
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

  3,164,526           3,210,094     3,192,775         1,079,809     1,685,267           1,398,825     3,710,110        4,514,833

  1,042,851             452,837     2,303,339           196,624     1,802,582             259,050     2,098,429        1,287,613
     (1,929)               (260)         (621)              (15)         (957)                (43)       (2,286)            (215)
    (85,535)             (6,536)      (23,140)             (244)      (26,294)               (225)     (296,138)         (26,030)

   (211,035)            (74,217)     (162,666)             (140)     (122,136)            (40,401)     (608,726)        (153,893)
    (16,802)                  -       (16,262)                -             -                   -       (34,380)               -
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

  3,892,076           3,581,918     5,293,425         1,276,034     3,338,462           1,617,206     4,867,009        5,622,308
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

  4,258,325           3,852,197     5,778,662         1,337,374     3,779,661           1,761,012     5,130,238        5,941,126

  3,977,455             125,258     1,337,374                 -     1,761,012                   -     6,023,145           82,019
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

$ 8,235,780          $3,977,455   $ 7,116,036        $1,337,374   $ 5,540,673          $1,761,012   $11,153,383      $ 6,023,145
===========          ==========   ===========        ==========   ===========          ==========   ===========      ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  FRANKLIN SMALL-MID CAP                                     TEMPLETON DEVELOPING
                                                    GROWTH SECURITIES         MUTUAL SHARES SECURITIES     MARKETS SECURITIES FUND -
                                                  FUND - CLASS 2 SHARES         FUND - CLASS 2 SHARES           CLASS 2 SHARES
                                                --------------------------  ----------------------------  --------------------------
                                                    2005          2004          2005            2004          2005          2004
                                                ------------   -----------  ------------     -----------  ------------   -----------
OPERATIONS:
  Net investment income (loss) ...............  $   (65,405)   $  (19,187)  $   (57,403)     $  (10,650)  $   (44,240)   $   (3,197)
  Realized gain (loss) .......................       10,854           939        21,140           1,172        27,204         1,288
  Change in unrealized gain (loss)
    on investments ...........................      218,265       190,638       539,495         152,814     1,622,640       435,216
                                                -----------    ----------   -----------      ----------   -----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ..............      163,714       172,390       503,232         143,336     1,605,604       433,307
                                                -----------    ----------   -----------      ----------   -----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ..............    1,213,943     1,827,680     3,306,524       1,648,444     3,992,788     2,288,250
  Participant transfers from other
    funding options ..........................      552,064       421,302     1,582,509         348,305     2,212,798       409,415
  Administrative charges .....................       (1,269)         (168)       (1,192)            (89)       (1,365)         (163)
  Contract surrenders ........................      (98,566)       (6,734)     (105,835)        (11,724)      (20,000)       (1,690)
  Participant transfers to other
    funding options ..........................      (72,188)      (11,422)      (76,930)         (4,642)     (514,413)      (18,013)
  Other receipts/(payments) ..................     (156,749)            -        (2,650)              -             -             -
                                                -----------    ----------   -----------      ----------   -----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .......    1,437,235     2,230,658     4,702,426       1,980,294     5,669,808     2,677,799
                                                -----------    ----------   -----------      ----------   -----------    ----------

    Net increase (decrease) in net assets ....    1,600,949     2,403,048     5,205,658       2,123,630     7,275,412     3,111,106

NET ASSETS:
    Beginning of year ........................    2,564,475       161,427     2,256,711         133,081     3,128,289        17,183
                                                -----------    ----------   -----------      ----------   -----------    ----------

    End of year ..............................  $ 4,165,424    $2,564,475   $ 7,462,369      $2,256,711   $10,403,701    $3,128,289
                                                ===========    ==========   ===========      ==========   ===========    ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                      SALOMON BROTHERS VARIABLE
  TEMPLETON FOREIGN SECURITIES     TEMPLETON GROWTH SECURITIES        EQUITY INDEX PORTFOLIO -         AGGRESSIVE GROWTH FUND -
      FUND - CLASS 2 SHARES           FUND - CLASS 2 SHARES               CLASS II SHARES                   CLASS I SHARES
--------------------------------  ------------------------------  --------------------------------  -----------------------------
    2005                 2004         2005              2004          2005                2004          2005             2004
------------         -----------  ------------       -----------  -------------        -----------  ------------     ------------
$   (84,568)         $  (19,817)  $   (79,653)       $  (16,396)  $   (42,892)         $   33,181   $  (105,904)     $   (20,183)
     15,237               1,012        16,574               683        53,667               7,714        17,077            5,164

  1,142,774             472,848       862,872           400,718       337,946             412,757       664,579          197,341
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

  1,073,443             454,043       799,793           385,005       348,721             453,652       575,752          182,322
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

  5,904,807           3,757,002     7,158,056         3,606,960     3,985,666           4,588,711     3,204,920        2,456,429

  3,704,045             891,351     1,752,742           618,819     1,586,282           1,638,698     1,167,418          384,822
     (2,276)               (174)       (2,437)             (308)       (4,235)               (691)       (1,536)            (136)
   (135,885)            (44,621)     (143,195)          (23,370)     (156,855)            (16,885)      (76,001)            (375)

   (621,547)            (79,242)     (396,247)          (33,808)     (450,607)           (230,858)     (192,754)        (203,534)
    (87,714)                  -       (20,697)                -      (108,300)                  -             -                -
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

  8,761,430           4,524,316     8,348,222         4,168,293     4,851,951           5,978,975     4,102,047        2,637,206
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

  9,834,873           4,978,359     9,148,015         4,553,298     5,200,672           6,432,627     4,677,799        2,819,528

  5,238,629             260,270     4,709,370           156,072     6,722,164             289,537     2,974,707          155,179
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

$15,073,502          $5,238,629   $13,857,385        $4,709,370   $11,922,836          $6,722,164   $ 7,652,506      $ 2,974,707
===========          ==========   ===========        ==========   ===========          ==========   ===========      ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                SALOMON BROTHERS VARIABLE    SALOMON BROTHERS VARIABLE
                                                    AGGRESSIVE GROWTH          GROWTH & INCOME FUND -        BALANCED PORTFOLIO -
                                                  FUND - CLASS II SHARES           CLASS I SHARES               SERVICE SHARES
                                                --------------------------  ----------------------------  --------------------------
                                                   2005           2004          2005            2004          2005          2004
                                                ------------   -----------  ------------     -----------  ------------   -----------
OPERATIONS:
  Net investment income (loss) ...............  $   (81,225)   $  (25,606)  $   (19,617)      $    1,322  $       454    $    2,329
  Realized gain (loss) .......................       21,678        (1,491)        4,245              126          528           102
  Change in unrealized gain (loss)
    on investments ...........................      448,106       195,249        46,692           60,173       18,116        15,992
                                                -----------    ----------   -----------       ----------  -----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ..............      388,559       168,152        31,320           61,621       19,098        18,423
                                                -----------    ----------   -----------       ----------  -----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ..............    1,503,258     2,520,714       322,397          990,657        7,552       170,123
  Participant transfers from other
    funding options ..........................      435,699       517,929        48,238           18,468       20,110        68,973
  Administrative charges .....................       (1,326)         (228)         (407)             (71)        (116)          (58)
  Contract surrenders ........................      (42,422)      (40,322)      (14,363)          (6,364)           -             -
  Participant transfers to other
    funding options ..........................     (174,485)      (92,526)      (30,802)            (253)      (1,491)         (252)
  Other receipts/(payments) ..................     (154,806)            -             -                -            -             -
                                                -----------    ----------   -----------       ----------  -----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .......    1,565,918     2,905,567       325,063        1,002,437       26,055       238,786
                                                -----------    ----------   -----------       ----------  -----------    ----------

    Net increase (decrease) in net assets ....    1,954,477     3,073,719       356,383        1,064,058       45,153       257,209

NET ASSETS:
    Beginning of year ........................    3,257,287       183,568     1,133,881           69,823      310,009        52,800
                                                -----------    ----------   -----------       ----------  -----------    ----------

    End of year ..............................  $ 5,211,764    $3,257,287   $ 1,490,264       $1,133,881  $   355,162    $  310,009
                                                ===========    ==========   ===========       ==========  ===========    ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

GLOBAL LIFE SCIENCES PORTFOLIO    GLOBAL TECHNOLOGY PORTFOLIO       WORLDWIDE GROWTH PORTFOLIO -    LAZARD RETIREMENT SMALL CAP
       - SERVICE SHARES                 - SERVICE SHARES                   SERVICE SHARES                    PORTFOLIO
-------------------------------   -----------------------------   --------------------------------  ----------------------------
    2005                2004          2005              2004          2005                2004          2005             2004
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------
$    (4,348)         $   (2,588)  $   (10,344)       $   (3,540)  $    (1,031)         $     (652)  $   (70,289)     $   (14,663)
        962                 (18)        1,625              (290)        1,533                  40       299,526            1,274

     24,772              10,294        75,853            22,851         7,730               4,548       (95,704)         214,246
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

     21,386               7,688        67,134            19,021         8,232               3,936       133,533          200,857
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

        366             180,747       277,882           297,720        60,639              73,542     1,802,995        1,588,078

      7,512               5,555        82,222            59,425        17,715              21,299       838,903          346,120
       (121)                (33)         (220)              (41)          (40)                (23)         (866)             (93)
     (7,083)             (2,031)       (1,511)             (726)       (2,652)               (393)      (34,450)          (3,618)

     (1,172)                (76)      (40,220)           (6,624)         (768)               (439)     (116,242)         (44,468)
          -                   -             -                 -             -                   -             -           (3,723)
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

       (498)            184,162       318,153           349,754        74,894              93,986     2,490,340        1,882,296
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

     20,888             191,850       385,287           368,775        83,126              97,922     2,623,873        2,083,153

    209,413              17,563       381,138            12,363       135,813              37,891     2,160,748           77,595
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

$   230,301          $  209,413   $   766,425        $  381,138   $   218,939          $  135,813   $ 4,784,621      $ 2,160,748
===========          ==========   ===========        ==========   ===========          ==========   ===========      ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                             OPPENHEIMER CAPITAL
                                                                                                            APPRECIATION FUND/VA -
                                                GROWTH AND INCOME PORTFOLIO      MID-CAP VALUE PORTFOLIO        SERVICE SHARES
                                                --------------------------- ----------------------------  -------------------------
                                                   2005            2004          2005            2004          2005         2004
                                                -----------     ----------   -----------      ----------   -----------   ----------
OPERATIONS:
  Net investment income (loss) ...............  $   (60,987)    $    3,959   $  (127,423)     $  (14,552)  $   (44,413)  $  (17,129)
  Realized gain (loss) .......................      722,977         33,491       745,726          56,465        13,845          (46)
  Change in unrealized gain (loss)
    on investments ...........................     (300,784)       277,402       111,013         392,271       176,053      142,506
                                                -----------     ----------   -----------      ----------   -----------   ----------

    Net increase (decrease) in net assets
      resulting from operations ..............      361,206        314,852       729,316         434,184       145,485      125,331
                                                -----------     ----------   -----------      ----------   -----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments ..............    5,130,745      3,229,748     5,615,866       3,628,622     1,518,267    1,864,855
  Participant transfers from other
    funding options ..........................    2,988,623        647,808     2,235,883         580,435       751,606      431,759
  Administrative charges .....................       (2,192)          (149)       (2,053)           (106)         (961)         (85)
  Contract surrenders ........................     (102,037)        (5,918)     (215,531)          9,484      (132,539)      (5,867)
  Participant transfers to other
    funding options ..........................     (288,092)       (62,099)     (395,538)        (83,712)     (134,775)      (6,680)
  Other receipts/(payments) ..................      (50,232)             -       (22,682)         (4,064)     (224,146)           -
                                                -----------     ----------   -----------      ----------   -----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .......    7,676,815      3,809,390     7,215,945       4,130,659     1,777,452    2,283,982
                                                -----------     ----------   -----------      ----------   -----------   ----------

    Net increase (decrease) in net assets ....    8,038,021      4,124,242     7,945,261       4,564,843     1,922,937    2,409,313

NET ASSETS:
    Beginning of year ........................    4,334,007        209,765     4,700,544         135,701     2,595,301      185,988
                                                -----------     ----------   -----------      ----------   -----------   ----------

    End of year ..............................  $12,372,028     $4,334,007   $12,645,805      $4,700,544   $ 4,518,238   $2,595,301
                                                ===========     ==========   ===========      ==========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                    STATEMENT OF CHANGES IN NET ASSETS - CONTINUED FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 OPPENHEIMER GLOBAL SECURITIES    OPPENHEIMER MAIN STREET FUND/      REAL RETURN PORTFOLIO -         TOTAL RETURN PORTFOLIO -
   FUND/VA - SERVICE SHARES            VA - SERVICE SHARES            ADMINISTRATIVE CLASS            ADMINISTRATIVE CLASS
--------------------------------  ------------------------------  -----------------------------   -----------------------------
    2005                 2004         2005              2004          2005             2004           2005             2004
------------         -----------  ------------       -----------  -------------     -----------   ------------     ------------
$   (72,639)         $  (20,523)  $   (43,929)       $   (7,294)  $    83,061       $  (14,046)   $   286,693      $     4,130
     20,581                (411)        5,205               234       119,006          134,060        370,511          114,362

    939,496             474,084       293,038            98,382      (186,702)          41,727       (605,648)          14,357
-----------          ----------   -----------        ----------   -----------       ----------    -----------      -----------

    887,438             453,150       254,314            91,322        15,365          161,741         51,556          132,849
-----------          ----------   -----------        ----------   -----------       ----------    -----------      -----------

  3,167,895           2,784,019     2,554,917         1,379,511     4,601,151        3,379,975     10,024,462        6,750,081

    710,311             650,662       614,012            73,650     2,564,666          933,725      5,764,246        1,529,819
     (1,468)               (161)         (531)              (11)       (2,126)            (233)        (4,579)            (442)
   (155,262)            (48,972)      (71,216)           (3,092)     (231,640)          29,479       (252,076)           2,502

   (242,585)            (41,094)      (77,362)           (1,431)     (560,549)        (174,238)      (645,508)        (160,250)
    (18,383)                  -             -                 -             -           (9,927)      (117,441)         (16,480)
-----------          ----------   -----------        ----------   -----------       ----------    -----------      -----------

  3,460,508           3,344,454     3,019,820         1,448,627     6,371,502        4,158,781     14,769,104        8,105,230
-----------          ----------   -----------        ----------   -----------       ----------    -----------      -----------

  4,347,946           3,797,604     3,274,134         1,539,949     6,386,867        4,320,522     14,820,660        8,238,079

  3,977,028             179,424     1,539,949                 -     4,666,506          345,984      8,894,404          656,325
-----------          ----------   -----------        ----------   -----------       ----------    -----------      -----------

$ 8,324,974          $3,977,028   $ 4,814,083        $1,539,949   $11,053,373       $4,666,506    $23,715,064      $ 8,894,404
===========          ==========   ===========        ==========   ===========       ==========    ===========      ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                            PIONEER BALANCED VCT
                                                  PIONEER AMPAC GROWTH VCT    PIONEER AMERICA INCOME VCT      PORTFOLIO - CLASS
                                                     PORTFOLIO - CLASS II    PORTFOLIO - CLASS II SHARES           II SHARES
                                                ---------------------------  ---------------------------  --------------------------
                                                   2005            2004          2005           2004          2005          2004
                                                ------------    -----------  ------------    -----------  ------------   -----------
OPERATIONS:
  Net investment income (loss) ...............  $   (10,418)    $   (2,934)  $   151,414     $   37,766   $    (5,914)   $   10,848
  Realized gain (loss) .......................        4,505             44        (6,931)            38         4,520         1,893
  Change in unrealized gain (loss)
    on investments ...........................        5,545         26,619      (159,241)       (11,779)       94,695        51,435
                                                -----------     ----------   -----------     ----------   -----------    ----------

    Net increase (decrease) in net assets
      resulting from operations ..............         (368)        23,729       (14,758)        26,025        93,301        64,176
                                                -----------     ----------   -----------     ----------   -----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments ..............      286,545        430,911     2,172,886      2,838,974       685,474     1,402,395
  Participant transfers from other
    funding options ..........................       34,168         20,193     2,100,300      1,044,822     1,616,408     1,220,274
  Administrative charges .....................          (81)            (8)       (1,612)          (206)         (665)          (78)
  Contract surrenders ........................      (33,033)           (78)     (167,281)       (29,438)      (88,462)      (28,529)
  Participant transfers to other
    funding options ..........................      (77,455)             -      (368,215)      (244,042)      (93,584)     (135,819)
  Other receipts/(payments) ..................       (8,149)             -       (33,537)             -            80            42
                                                -----------     ----------   -----------     ----------   -----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions .......      201,995        451,018     3,702,541      3,610,110     2,119,251     2,458,285
                                                -----------     ----------   -----------     ----------   -----------    ----------

    Net increase (decrease) in net assets ....      201,627        474,747     3,687,783      3,636,135     2,212,552     2,522,461

NET ASSETS:
    Beginning of year ........................      474,747              -     3,730,294         94,159     2,630,092       107,631
                                                -----------     ----------   -----------     ----------   -----------    ----------

    End of year ..............................  $   676,374     $  474,747   $ 7,418,077     $3,730,294   $ 4,842,644    $2,630,092
                                                ===========     ==========   ===========     ==========   ===========    ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    PIONEER CULLEN VALUE VCT       PIONEER EMERGING MARKETS VCT      PIONEER EQUITY INCOME VCT        PIONEER EQUITY OPPORTUNITY
  PORTFOLIO - CLASS II SHARES      PORTFOLIO - CLASS II SHARES      PORTFOLIO - CLASS II SHARES        VCT PORTFOLIO - CLASS II
                                                                                                                SHARES
--------------------------------  ------------------------------  --------------------------------  -----------------------------
    2005                 2004         2005              2004          2005                2004          2005             2004
------------         -----------  ------------       -----------  -------------        -----------  ------------     ------------
$    (6,249)         $        -   $   (61,565)       $  (13,418)  $    28,123          $   16,399   $      (277)     $         -
        746                   -        73,090            (1,492)       20,403               2,030           128                -

     44,120                   -     1,458,609           364,118       205,609             261,058         1,101                -
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

     38,617                   -     1,470,134           349,208       254,135             279,487           952                -
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

    976,258                   -     1,941,725         1,957,250     3,188,955           3,174,339        34,145                -

    439,665                   -       601,918           395,184       944,342             655,643         1,376                -
        (28)                  -        (1,308)             (190)       (1,617)               (191)           (8)               -
    (15,603)                  -       (92,597)           (7,646)     (132,475)            (29,672)            -                -

    (12,324)                  -      (353,468)          (48,480)     (481,209)            (60,923)       (4,666)               -
          -                   -      (103,267)                -       (33,261)                 75             -                -
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

  1,387,968                   -     1,993,003         2,296,118     3,484,735           3,739,271        30,847                -
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

  1,426,585                   -     3,463,137         2,645,326     3,738,870           4,018,758        31,799                -

          -                   -     2,727,756            82,430     4,139,907             121,149             -                -
-----------          ----------   -----------        ----------   -----------          ----------   -----------      -----------

$ 1,426,585          $        -   $ 6,190,893        $2,727,756   $ 7,878,777          $4,139,907   $    31,799      $         -
===========          ==========   ===========        ==========   ===========          ==========   ===========      ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    PIONEER EUROPE VCT          PIONEER FUND VCT          PIONEER GLOBAL HIGH
                                                   PORTFOLIO - CLASS II       PORTFOLIO - CLASS II       YIELD VCT PORTFOLIO -
                                                          SHARES                     SHARES                 CLASS II SHARES
                                                -------------------------   ------------------------   -------------------------
                                                   2005           2004         2005          2004         2005          2004
                                                -----------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $    (7,784)  $    (1,617)  $   (51,427)  $  (15,410)  $     9,487   $         -
  Realized gain (loss) ......................         7,332           495        22,654        1,845           (55)            -
  Change in unrealized gain (loss)
    on investments ..........................        31,127        35,044       343,769      353,693         2,241             -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............        30,675        33,922       314,996      340,128        11,673             -
                                                -----------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............        80,849       176,865     3,025,159    3,711,277       446,894             -
  Participant transfers from other
    funding options .........................       304,323        94,326       322,945      364,347       256,160             -
  Administrative charges ....................          (133)           (9)       (2,156)        (344)          (22)            -
  Contract surrenders .......................        (3,694)          (53)     (110,070)     (48,886)       (6,344)            -
  Participant transfers to other
    funding options .........................       (81,062)       (3,319)     (145,223)    (174,845)      (12,260)            -
  Other receipts/(payments) .................          (385)            -       (91,711)           -             -             -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       299,898       267,810     2,998,944    3,851,549       684,428             -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets ...       330,573       301,732     3,313,940    4,191,677       696,101             -

NET ASSETS:
    Beginning of year .......................       326,140        24,408     4,598,376      406,699             -             -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    End of year .............................   $   656,713   $   326,140   $ 7,912,316   $4,598,376   $   696,101   $         -
                                                ===========   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                          PIONEER IBBOTSON            PIONEER IBBOTSON
PIONEER GROWTH SHARES VCT    PIONEER HIGH YIELD VCT     AGGRESSIVE ALLOCATION      GROWTH ALLOCATION VCT
    PORTFOLIO - CLASS          PORTFOLIO - CLASS       VCT PORTFOLIO - CLASS II       PORTFOLIO - CLASS
        II SHARES                  II SHARES                    SHARES                    II SHARES
-------------------------   ------------------------   ------------------------   ------------------------
    2005          2004          2005         2004          2005         2004          2005          2004
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------
$   (15,633)  $    (7,111)  $   314,382   $  101,536   $    (6,799)  $        -   $   (26,715)  $        -
      7,908          (318)      241,678      (20,055)          354            -           696            -

     31,302        86,739      (508,356)     151,422        53,241            -       185,204            -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

     23,577        79,310        47,704      232,903        46,796            -       159,185            -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    371,196       675,144     3,912,222    5,664,461     1,029,433            -     4,074,405            -

    128,730       156,402     3,039,802    2,303,017        95,522            -       483,225            -
       (276)          (57)       (2,875)        (407)          (42)           -          (164)           -
    (26,491)      (21,255)     (841,932)    (130,782)            -            -          (630)           -

    (38,250)      (15,855)   (3,895,468)    (764,960)       (5,358)           -        (5,358)           -
      3,366            89      (112,579)           -             -            -             -            -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    438,275       794,468     2,099,170    7,071,329     1,119,555            -     4,551,478            -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    461,852       873,778     2,146,874    7,304,232     1,166,351            -     4,710,663            -

    961,981        88,203     7,686,240      382,008             -            -             -            -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

$ 1,423,833   $   961,981   $ 9,833,114   $7,686,240   $ 1,166,351   $        -   $ 4,710,663   $        -
===========   ===========   ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    PIONEER IBBOTSON
                                                 MODERATE ALLOCATION VCT      PIONEER INTERNATIONAL       PIONEER MID CAP VALUE
                                                  PORTFOLIO - CLASS II        VALUE VCT PORTFOLIO -     VCT PORTFOLIO - CLASS II
                                                         SHARES                  CLASS II SHARES                 SHARES
                                                -------------------------   ------------------------   -------------------------
                                                   2005           2004         2005          2004         2005          2004
                                                -----------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   (24,547)  $         -   $   (19,542)  $   (3,610)  $  (103,564)  $   (24,722)
  Realized gain (loss) ......................         1,281             -        11,498        2,104       382,757        15,024
  Change in unrealized gain (loss)
    on investments ..........................       135,125             -       156,927       75,743       107,538       388,014
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       111,859             -       148,883       74,237       386,731       378,316
                                                -----------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     3,413,817             -       452,989      542,715     3,509,574     3,452,342
  Participant transfers from other
    funding options .........................     1,395,536             -       217,020      140,328       580,220       435,792
  Administrative charges ....................          (169)            -          (261)         (30)       (2,076)         (201)
  Contract surrenders .......................       (19,511)            -       (15,110)      (7,081)     (121,448)      (48,789)
  Participant transfers to other
    funding options .........................       (21,348)            -       (99,323)     (18,413)     (208,480)     (376,716)
  Other receipts/(payments) .................             -             -             -         (119)      (11,402)            -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     4,768,325             -       555,315      657,400     3,746,388     3,462,428
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets ...     4,880,184             -       704,198      731,637     4,133,119     3,840,744

NET ASSETS:
    Beginning of year .......................             -             -       752,464       20,827     4,111,789       271,045
                                                -----------   -----------   -----------   ----------   -----------   -----------

    End of year .............................   $ 4,880,184   $         -   $ 1,456,662   $  752,464   $ 8,244,908   $ 4,111,789
                                                ===========   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 PIONEER OAK RIDGE LARGE      PIONEER REAL ESTATE        PIONEER SMALL AND MID     PIONEER SMALL CAP VALUE
 CAP GROWTH VCT PORTFOLIO    SHARES VCT PORTFOLIO -         CAP GROWTH VCT        VCT PORTFOLIO - CLASS II
    - CLASS II SHARES           CLASS II SHARES          PORTFOLIO - CLASS II              SHARES
-------------------------   ------------------------   ------------------------   ------------------------
    2005          2004          2005         2004          2005         2004          2005          2004
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------
$   (56,535)  $    (7,764)  $    72,994   $   25,119   $   (24,136)  $   (5,540)  $   (62,899)  $  (16,447)
      5,421            15       225,453          849         4,098      (12,046)      121,483        2,134

    323,130       106,062       431,693      388,821        69,191       43,683       318,702      241,290
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    272,016        98,313       730,140      414,789        49,153       26,097       377,286      226,977
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  2,126,724     1,254,120     2,710,537    2,009,399       824,117      774,225     1,656,694    1,658,973

    794,203       244,564       934,257      685,095        83,638      304,189       444,680      221,037
       (582)          (15)       (1,525)        (151)         (199)         (11)         (854)        (101)
    (93,425)       (6,055)     (178,116)      (9,210)      (22,303)      (1,074)      (50,280)     (24,996)

    (59,977)       (1,731)     (652,290)     (88,489)      (54,070)    (253,806)      (81,439)     (14,229)
    (17,925)            -       (91,477)           -        (5,481)           -           864            -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  2,749,018     1,490,883     2,721,386    2,596,644       825,702      823,523     1,969,665    1,840,684
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  3,021,034     1,589,196     3,451,526    3,011,433       874,855      849,620     2,346,951    2,067,661

  1,589,196             -     3,136,597      125,164       849,620            -     2,314,271      246,610
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

$ 4,610,230   $ 1,589,196   $ 6,588,123   $3,136,597   $ 1,724,475   $  849,620   $ 4,661,222   $2,314,271
===========   ===========   ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   PIONEER SMALL COMPANY       PIONEER STRATEGIC            PIONEER VALUE VCT
                                                 VCT PORTFOLIO - CLASS II    INCOME VCT PORTFOLIO -       PORTFOLIO - CLASS II
                                                          SHARES                CLASS II SHARES                  SHARES
                                                -------------------------   ------------------------   -------------------------
                                                   2005           2004         2005          2004         2005          2004
                                                -----------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   (11,411)  $    (3,024)  $   483,037   $  124,788   $   (82,821)  $   (23,283)
  Realized gain (loss) ......................        57,482        (1,775)      177,438       34,616        51,457         1,011
  Change in unrealized gain (loss)
    on investments ..........................       (35,783)       29,030      (565,004)     241,095       173,173       245,787
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............        10,288        24,231        95,471      400,499       141,809       223,515
                                                -----------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       457,582       289,230     6,476,890    6,808,808     1,637,007     2,720,873
  Participant transfers from other
    funding options .........................         7,173        28,811     1,864,373    1,292,818       295,345       303,891
  Administrative charges ....................          (143)          (33)       (3,161)        (444)       (1,499)         (208)
  Contract surrenders .......................       (15,658)      (20,163)     (254,564)    (166,554)     (110,784)      (13,594)
  Participant transfers to other
    funding options .........................       (35,847)      (15,819)     (709,940)    (709,550)     (220,068)       (4,458)
  Other receipts/(payments) .................        (1,339)            -      (140,167)         (12)      (52,119)            -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       411,768       282,026     7,233,431    7,225,066     1,547,882     3,006,504
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets ...       422,056       306,257     7,328,902    7,625,565     1,689,691     3,230,019

NET ASSETS:
    Beginning of year .......................       326,790        20,533     8,226,407      600,842     3,320,556        90,537
                                                -----------   -----------   -----------   ----------   -----------   -----------

    End of year .............................   $   748,846   $   326,790   $15,555,309   $8,226,407   $ 5,010,247   $ 3,320,556
                                                ===========   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 PUTNAM VT INTERNATIONAL       PUTNAM VT SMALL CAP
  EQUITY FUND - CLASS IB          VALUE FUND -
          SHARES                CLASS IB SHARES         ALL CAP FUND - CLASS I    INVESTORS FUND - CLASS I
-------------------------   ------------------------   ------------------------   ------------------------
    2005          2004          2005         2004          2005         2004          2005         2004
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------
$    (2,183)  $    (1,184)  $  (174,107)  $  (29,307)  $   (29,885)  $   (9,540)  $   (11,330)  $   11,507
      7,571           801       510,132        1,543        12,511          753        24,133          664

     47,654        51,982       327,056      645,382       125,045      167,711       103,601       88,928
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

     53,042        51,599       663,081      617,618       107,671      158,924       116,404      101,099
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

     12,101       323,960     6,333,883    3,833,687     1,051,897    1,922,777       519,184    1,346,031

    108,824        34,919     1,522,113    1,626,229       311,674      375,837       350,081      217,093
        (94)          (38)       (2,571)        (161)         (949)        (175)         (718)        (119)
    (11,494)       (3,099)      (90,605)     (22,568)      (30,266)      (3,103)      (43,916)      22,858

    (31,210)      (16,020)   (1,748,730)     (64,901)     (156,816)     (53,387)     (133,096)     (13,515)
          -        (3,961)       (8,021)           -             -            -        (1,010)           -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

     78,127       335,761     6,006,069    5,372,286     1,175,540    2,241,949       690,525    1,572,348
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    131,169       387,360     6,669,150    5,989,904     1,283,211    2,400,873       806,929    1,673,447

    481,861        94,501     6,158,867      168,963     2,644,380      243,507     1,743,194       69,747
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------
$   613,030   $   481,861   $12,828,017   $6,158,867   $ 3,927,591   $2,644,380   $ 2,550,123   $1,743,194
===========   ===========   ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                SALOMON BROTHERS
                                                 LARGE CAP GROWTH FUND -    VARIABLE ALL CAP FUND -     SMALL CAP GROWTH FUND -
                                                         CLASS I                    CLASS II                    CLASS I
                                                -------------------------   ------------------------   -------------------------
                                                   2005          2004          2005          2004         2005          2004
                                                -----------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   (41,339)  $   (11,000)  $      (220)  $        -   $   (67,528)  $   (19,068)
  Realized gain (loss) ......................        18,950        (2,618)           29            -       349,692         1,307
  Change in unrealized gain (loss)
    on investments ..........................       116,190        65,226         1,421            -      (108,326)      308,022
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............        93,801        51,608         1,230            -       173,838       290,261
                                                -----------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       723,827     1,217,807        22,262            -     1,523,852     1,601,183
  Participant transfers from other
    funding options .........................       385,363       362,248             -            -       466,592       419,468
  Administrative charges ....................          (845)         (122)           (1)           -        (1,180)         (142)
  Contract surrenders .......................       (11,346)      (16,617)            -            -       (46,115)        5,366
  Participant transfers to other
    funding options .........................      (260,097)      (31,410)            -            -      (146,365)      (68,001)
  Other receipts/(payments) .................             -             -             -            -             -             -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       836,902     1,531,906        22,261            -     1,796,784     1,957,874
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets ...       930,703     1,583,514        23,491            -     1,970,622     2,248,135

NET ASSETS:
    Beginning of year .......................     1,722,589       139,075             -            -     2,521,803       273,668
                                                -----------   -----------   -----------   ----------   -----------   -----------

    End of year .............................   $ 2,653,292   $ 1,722,589   $    23,491   $        -   $ 4,492,425   $ 2,521,803
                                                ===========   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                              SCUDDER REAL ESTATE
   TOTAL RETURN FUND -       SECURITIES PORTFOLIO -     SCUDDER VIT EQUITY 500      21ST CENTURY GROWTH
        CLASS II                   CLASS B               INDEX FUND - CLASS B2      PORTFOLIO - CLASS B
-------------------------   ------------------------   ------------------------   ------------------------
    2005          2004          2005         2004          2005         2004          2005          2004
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------
$     6,210   $    11,224   $    26,032   $  (21,177)  $   (25,850)  $        -   $    (2,480)  $   (4,287)
     14,901        23,024       396,673       18,408        (1,589)           -        (6,638)        (797)

     23,149        21,249        13,586      496,476        54,423            -       (26,336)      26,358
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

     44,260        55,497       436,291      493,707        26,984            -       (35,454)      21,274
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    968,147     1,099,445     1,732,307    2,155,844        48,686            -        38,742      234,252

    366,091       140,954       241,814      422,512     4,602,298            -        10,650       93,749
       (764)          (51)         (690)         (95)            -            -             -          (12)
   (105,986)       (8,344)     (150,570)     (92,124)       (6,397)           -        (2,054)      (2,263)

    (13,524)      (43,786)     (410,153)    (127,447)      (63,212)           -      (364,795)     (55,608)
        165             -        (1,467)           -             -            -             -            -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  1,214,129     1,188,218     1,411,241    2,358,690     4,581,375            -      (317,457)     270,118
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  1,258,389     1,243,715     1,847,532    2,852,397     4,608,359            -      (352,911)     291,392

  1,332,960        89,245     3,104,497      252,100             -            -       352,911       61,519
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

$ 2,591,349   $ 1,332,960   $ 4,952,029   $3,104,497   $ 4,608,359   $        -   $         -   $  352,911
===========   ===========   ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL GROWTH            GLOBAL DISCOVERY           GROWTH AND INCOME
                                                   PORTFOLIO - CLASS B         PORTFOLIO - CLASS B        PORTFOLIO - CLASS B
                                                -------------------------   ------------------------   -------------------------
                                                   2005           2004         2005          2004         2005          2004
                                                -----------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   (56,526)  $    (8,804)  $   (33,381)  $  (10,039)  $   (46,282)  $   (18,817)
  Realized gain (loss) ......................        24,586           126        18,792        8,811        31,056        (3,217)
  Change in unrealized gain (loss)
    on investments ..........................       384,640        49,123       349,426      185,972       207,868       188,555
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       352,700        40,445       334,837      184,744       192,642       166,521
                                                -----------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       628,745       749,107     1,203,445      945,530     1,038,006     2,619,189
  Participant transfers from other
    funding options .........................     2,838,571        69,110       299,802      253,214       732,248       299,276
  Administrative charges ....................          (908)          (44)         (356)         (46)         (881)          (62)
  Contract surrenders .......................      (166,357)       (3,528)      (84,469)      (3,477)     (289,265)       (8,748)
  Participant transfers to other
    funding options .........................      (236,194)         (182)      (98,034)    (233,250)     (255,356)     (138,872)
  Other receipts/(payments) .................        (7,260)            -        (3,919)           -        (6,578)            -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     3,056,597       814,463     1,316,469      961,971     1,218,174     2,770,783
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets ...     3,409,297       854,908     1,651,306    1,146,715     1,410,816     2,937,304

NET ASSETS:
    Beginning of year .......................       928,842        73,934     1,225,403       78,688     3,052,628       115,324
                                                -----------   -----------   -----------   ----------   -----------   -----------

    End of year .............................   $ 4,338,139   $   928,842   $ 2,876,709   $1,225,403   $ 4,463,444   $ 3,052,628
                                                ===========   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

     HEALTH SCIENCES              INTERNATIONAL           SVS I SCUDDER BOND          SCUDDER BLUE CHIP
   PORTFOLIO - CLASS B         PORTFOLIO - CLASS B        PORTFOLIO - CLASS B         PORTFOLIO - CLASS B
-------------------------   ------------------------   ------------------------   ------------------------
    2005          2004          2005         2004          2005         2004          2005          2004
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------
$   (40,212)  $   (12,849)  $   (16,936)  $  (13,297)  $      (299)  $        -   $   (62,358)  $  (23,995)
     14,873          (625)       24,378        1,213            (1)           -       144,554       (1,941)

    162,856       101,823       310,524      216,653           163            -       314,245      259,559
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    137,517        88,349       317,966      204,569          (137)           -       396,441      233,623
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  1,006,960     1,074,367       640,594    1,528,568        47,516            -     1,863,713    2,312,301

    223,559       254,948       214,778       69,627         4,097            -     1,800,424      460,694
       (451)          (48)         (523)         (88)           (2)           -          (913)        (111)
    (55,962)       (4,294)      (79,422)      (5,514)            -            -      (244,672)     (13,679)

   (129,140)      (49,919)     (106,312)     (71,407)            -            -    (1,451,068)    (117,487)
     (2,369)            -        (3,090)           -             -            -       (12,157)           -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  1,042,597     1,275,054       666,025    1,521,186        51,611            -     1,955,327    2,641,718
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  1,180,114     1,363,403       983,991    1,725,755        51,474            -     2,351,768    2,875,341

  1,476,533       113,130     1,788,152       62,397             -            -     3,006,088      130,747
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

$ 2,656,647   $ 1,476,533   $ 2,772,143   $1,788,152   $    51,474   $        -   $ 5,357,856   $3,006,088
===========   ===========   ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  SCUDDER CONSERVATIVE
                                                     INCOME STRATEGY          SCUDDER FIXED INCOME      SCUDDER GLOBAL BLUE CHIP
                                                   PORTFOLIO - CLASS B        PORTFOLIO - CLASS B          PORTFOLIO - CLASS B
                                                -------------------------   ------------------------   -------------------------
                                                   2005           2004         2005          2004         2005          2004
                                                -----------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   (55,423)  $    (2,043)  $    67,495   $  (36,692)  $   (45,321)  $   (11,748)
  Realized gain (loss) ......................        27,469           194        59,591       12,629        50,577         2,015
  Change in unrealized gain (loss)
    on investments ..........................       102,265        13,416      (132,997)     125,103       461,231       169,272
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............        74,311        11,567        (5,911)     101,040       466,487       159,539
                                                -----------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     2,715,435       895,442     1,425,137    4,813,733       865,809     1,126,553
  Participant transfers from other
    funding options .........................       622,227        17,705       554,065      324,448       415,847       143,238
  Administrative charges ....................          (437)            -        (1,058)        (185)         (480)          (53)
  Contract surrenders .......................      (263,086)      (10,181)     (399,814)     (23,101)      (65,535)       (7,954)
  Participant transfers to other
    funding options .........................      (914,755)            -      (210,948)    (243,005)     (249,836)      (17,898)
  Other receipts/(payments) .................             -             -       (22,095)           -        (3,668)            -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     2,159,384       902,966     1,345,287    4,871,890       962,137     1,243,886
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets ...     2,233,695       914,533     1,339,376    4,972,930     1,428,624     1,403,425

NET ASSETS:
    Beginning of year .......................       914,533             -     5,159,298      186,368     1,531,539       128,114
                                                -----------   -----------   -----------   ----------   -----------   -----------

    End of year .............................   $ 3,148,228   $   914,533   $ 6,498,674   $5,159,298   $ 2,960,163   $ 1,531,539
                                                ===========   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

   SCUDDER GOVERNMENT &      SCUDDER GROWTH & INCOME
    AGENCY SECURITIES         STRATEGY PORTFOLIO -          SCUDDER GROWTH         SCUDDER GROWTH STRATEGY
   PORTFOLIO - CLASS B              CLASS B               PORTFOLIO - CLASS B        PORTFOLIO - CLASS B
-------------------------   ------------------------   ------------------------   ------------------------
    2005          2004          2005         2004          2005         2004          2005          2004
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------
$    21,937   $    (5,703)  $  (205,485)  $  (14,619)  $    (2,032)  $  (10,283)  $  (207,045)  $  (14,614)
      8,575         1,835        34,353          336        (5,276)        (112)       29,017        2,194

    (27,734)       16,330       657,952      183,210       (56,091)      54,745       832,452      221,264
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

      2,778        12,462       486,820      168,927       (63,399)      44,350       654,424      208,844
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    350,900     1,053,991     9,694,962    4,006,736       590,917    1,086,169    10,049,910    3,878,801

    126,475       123,863     1,546,484      226,375         5,953      121,403     2,316,322      808,789
       (270)          (25)       (1,596)           -             -          (39)       (1,459)           -
    (68,228)       (5,214)     (309,072)      (3,824)       (6,620)      (5,046)     (303,046)     (44,049)

   (164,343)     (131,848)     (188,950)           -    (1,820,038)     (26,449)     (101,027)        (762)
       (429)            -          (213)           -           567            -             -            -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    244,105     1,040,767    10,741,615    4,229,287    (1,229,221)   1,176,038    11,960,700    4,642,779
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    246,883     1,053,229    11,228,435    4,398,214    (1,292,620)   1,220,388    12,615,124    4,851,623

  1,234,171       180,942     4,398,214            -     1,292,620       72,232     4,851,623            -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

$ 1,481,054   $ 1,234,171   $15,626,649   $4,398,214   $         -   $1,292,620   $17,466,747   $4,851,623
===========   ===========   ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             SCUDDER INCOME & GROWTH     SCUDDER INTERNATIONAL
                                                  SCUDDER HIGH INCOME          STRATEGY PORTFOLIO -          SELECT EQUITY
                                                  PORTFOLIO - CLASS B                CLASS B              PORTFOLIO - CLASS B
                                                -------------------------   ------------------------   -------------------------
                                                   2005           2004         2005          2004         2005          2004
                                                -----------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   295,551   $      (635)  $   (90,799)  $   (8,012)  $     7,992   $   (15,840)
  Realized gain (loss) ......................       (32,664)        1,083        37,553          405        32,909        (2,080)
  Change in unrealized gain (loss)
    on investments ..........................      (181,159)      181,818       196,512       72,932       376,930       251,172
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............        81,728       182,266       143,266       65,325       417,831       233,252
                                                -----------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............     2,070,437     2,746,742     4,253,118    1,401,937     1,692,449     1,844,985
  Participant transfers from other
    funding options .........................     1,245,900       310,225     1,110,623      975,182       211,995       154,969
  Administrative charges ....................          (930)         (101)         (695)           -          (570)          (51)
  Contract surrenders .......................      (169,139)       (7,472)     (159,380)     (11,209)     (155,783)       (4,541)
  Participant transfers to other
    funding options .........................    (1,002,996)     (160,050)     (852,764)           -      (257,342)     (118,151)
  Other receipts/(payments) .................        (1,898)            -             -            -        (3,407)            -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     2,141,374     2,889,344     4,350,902    2,365,910     1,487,342     1,877,211
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets ...     2,223,102     3,071,610     4,494,168    2,431,235     1,905,173     2,110,463

NET ASSETS:
    Beginning of year .......................     3,273,980       202,370     2,431,235            -     2,192,239        81,776
                                                -----------   -----------   -----------   ----------   -----------   -----------

    End of year .............................   $ 5,497,082   $ 3,273,980   $ 6,925,403   $2,431,235   $ 4,097,412   $ 2,192,239
                                                ===========   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                       SCUDDER SALOMON
SCUDDER MERCURY LARGE CAP    SCUDDER MID-CAP GROWTH      SCUDDER MONEY MARKET         AGGRESSIVE GROWTH
      CORE PORTFOLIO           PORTFOLIO - CLASS B       PORTFOLIO - CLASS B              PORTFOLIO
-------------------------   ------------------------   -------------------------   ------------------------
    2005          2004          2005         2004          2005          2004          2005          2004
-----------   -----------   -----------   ----------   -----------   -----------   -----------   ----------
$   (15,111)  $         -   $   (12,058)  $   (4,448)  $    23,735   $   (19,529)  $    (4,664)  $   (2,713)
      3,674             -        11,067          (84)            -             -         4,387       11,804

     99,808             -        77,763       28,062             -             -        30,276        4,376
-----------   -----------   -----------   ----------   -----------   -----------   -----------   ----------

     88,371             -        76,772       23,530        23,735       (19,529)       29,999       13,467
-----------   -----------   -----------   ----------   -----------   -----------   -----------   ----------

  1,451,997        56,222       100,262      342,253     3,232,241     6,880,108       145,662       74,088

     83,279         1,410       117,712      102,932     4,395,174       156,021        73,379       10,988
        (69)            -          (138)         (24)         (642)         (222)          (90)         (19)
     (2,933)            -       (18,604)      (1,409)     (554,790)      (17,498)       (2,587)    (104,664)

    (18,938)            -       (51,439)        (574)   (6,440,547)   (4,975,786)      (12,187)      (2,585)
          -             -        (5,559)           -        (1,311)            -             -            -
-----------   -----------   -----------   ----------   -----------   -----------   -----------   ----------

  1,513,336        57,632       142,234      443,178       630,125     2,042,623       204,177      (22,192)
-----------   -----------   -----------   ----------   -----------   -----------   -----------   ----------

  1,601,707        57,632       219,006      466,708       653,860     2,023,094       234,176       (8,725)

     57,632             -       486,051       19,343     2,310,643       287,549       129,500      138,225
-----------   -----------   -----------   ----------   -----------   -----------   -----------   ----------

$ 1,659,339   $    57,632   $   705,057   $  486,051   $ 2,964,503   $ 2,310,643   $   363,676   $  129,500
===========   ===========   ===========   ==========   ===========   ===========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                               SCUDDER STRATEGIC           SCUDDER TECHNOLOGY
                                                 SCUDDER SMALL CAP GROWTH      INCOME PORTFOLIO -          GROWTH PORTFOLIO -
                                                    PORTFOLIO - CLASS B             CLASS B                    CLASS B
                                                -------------------------   ------------------------   -------------------------
                                                   2005           2004         2005          2004         2005          2004
                                                -----------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............   $   (40,576)  $   (10,925)  $   165,122   $  (24,503)  $   (20,374)  $   (11,439)
  Realized gain (loss) ......................        11,700          (594)        8,406       13,768         1,358       (11,833)
  Change in unrealized gain (loss)
    on investments ..........................       176,910       108,422      (167,955)     175,317        53,452        41,350
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       148,034        96,903         5,573      164,582        34,436        18,078
                                                -----------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............       986,467       846,492     1,282,522    1,886,097       126,982       789,888
  Participant transfers from other
    funding options .........................       562,139       187,578       969,681      347,968       331,754       186,962
  Administrative charges ....................          (467)          (69)         (621)         (97)         (312)          (57)
  Contract surrenders .......................       (99,788)       (4,927)      (96,573)      (7,788)      (79,072)      (68,346)
  Participant transfers to other
    funding options .........................       (87,995)      (39,795)     (148,878)     (48,822)      (25,176)      (89,560)
  Other receipts/(payments) .................        (4,868)            -            85            -        (1,533)            -
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     1,355,488       989,279     2,006,216    2,177,358       352,643       818,887
                                                -----------   -----------   -----------   ----------   -----------   -----------

    Net increase (decrease) in net assets ...     1,503,522     1,086,182     2,011,789    2,341,940       387,079       836,965

NET ASSETS:
    Beginning of year .......................     1,184,640        98,458     2,605,336      263,396       975,891       138,926
                                                -----------   -----------   -----------   ----------   -----------   -----------

    End of year .............................   $ 2,688,162   $ 1,184,640   $ 4,617,125   $2,605,336   $ 1,362,970   $   975,891
                                                ===========   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    SVS DREMAN FINANCIAL
SCUDDER TEMPLETON FOREIGN     SCUDDER TOTAL RETURN     SVS DAVIS VENTURE VALUE      SERVICES PORTFOLIO -
      VALUE PORTFOLIO           PORTFOLIO - CLASS B       PORTFOLIO - CLASS B              CLASS B
-------------------------   ------------------------   ------------------------   ------------------------
    2005          2004          2005         2004          2005         2004          2005          2004
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------
$    (5,203)  $       (86)  $    (7,827)  $  (14,509)  $  (112,266)  $  (41,215)  $   (14,181)  $  (10,634)
      8,494             1         6,755       (3,424)       44,668        3,324         2,654          304

     96,840         1,867        76,789      111,133       591,739      372,152        11,573      105,112
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

    100,131         1,782        75,717       93,200       524,141      334,261            46       94,782
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  1,401,681       102,038     1,650,061    2,248,691     2,771,733    4,025,029       952,520    1,251,779

    227,514             -       308,529      416,544       565,474      699,306       126,976       92,101
        (87)            -          (522)         (54)       (1,138)        (155)         (506)         (61)
     (4,646)            -       (73,799)     (12,487)     (361,335)     (12,799)      (41,435)      (3,283)

    (15,164)            -      (111,940)    (166,156)     (401,965)     (79,715)     (124,800)     (10,913)
          -             -             -            -       (10,993)           -        (1,385)           -
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  1,609,298       102,038     1,772,329    2,486,538     2,561,776    4,631,666       911,370    1,329,623
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

  1,709,429       103,820     1,848,046    2,579,738     3,085,917    4,965,927       911,416    1,424,405

    103,820             -     2,622,464       42,726     5,179,508      213,581     1,499,586       75,181
-----------   -----------   -----------   ----------   -----------   ----------   -----------   ----------

$ 1,813,249   $   103,820   $ 4,470,510   $2,622,464   $ 8,265,425   $5,179,508   $ 2,411,002   $1,499,586
===========   ===========   ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             SVS DREMAN HIGH RETURN EQUITY  SVS DREMAN SMALL CAP VALUE  SVS EAGLE FOCUSED LARGE CAP
                                                  PORTFOLIO - CLASS B           PORTFOLIO - CLASS B      GROWTH PORTFOLIO - CLASS B
                                             -----------------------------  --------------------------  ---------------------------
                                                  2005           2004            2005          2004            2005        2004
                                             -------------  --------------  -------------  -----------  -------------  ------------
OPERATIONS:
  Net investment income (loss) ..........    $     (70,599) $      (34,203) $     (94,768) $   (28,057) $      (6,777) $    (12,901)
  Realized gain (loss) ..................           65,970           3,930        431,225       14,027        (29,508)       (1,695)
  Change in unrealized gain (loss)
    on investments ......................          574,819         480,408        148,990      460,948        (77,561)       71,165
                                             -------------  --------------  -------------  -----------  -------------  ------------

    Net increase (decrease) in net
      assets resulting
      from operations ............                 570,190         450,135        485,447      446,918       (113,846)       56,569
                                             -------------  --------------  -------------  -----------  -------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        5,117,470       5,053,038      3,071,603    2,856,741         40,299     1,049,856
  Participant transfers from other
    funding options .....................        1,170,541         338,173        597,368      449,557         25,223       105,278
  Administrative charges ................           (1,661)           (159)          (961)        (108)             -           (69)
  Contract surrenders ...................         (301,165)        (14,033)      (149,763)    (139,528)        (4,237)       (5,419)
  Participant transfers to other
    funding options .....................         (806,421)       (198,485)      (328,970)     (64,055)    (1,224,966)      (46,581)
  Other receipts/(payments) .............           (4,149)              -         (4,593)           -          1,641             -
                                             -------------  --------------  -------------  -----------  -------------  ------------

    Net increase (decrease) in net
      assets resulting from
      unit transactions .................        5,174,615       5,178,534      3,184,684    3,102,607     (1,162,040)    1,103,065
                                             -------------  --------------  -------------  -----------  -------------  ------------

    Net increase (decrease)
      in net assets .....................        5,744,805       5,628,669      3,670,131    3,549,525     (1,275,886)    1,159,634
NET ASSETS:
    Beginning of year ...................        5,840,609         211,940      3,799,537      250,012      1,275,886       116,252
                                             -------------  --------------  -------------  -----------  -------------  ------------

    End of year .........................    $  11,585,414  $    5,840,609  $   7,469,668  $ 3,799,537  $           -  $  1,275,886
                                             =============  ==============  =============  ===========  =============  ============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

  SVS FOCUS VALUE & GROWTH   SVS II SCUDDER LARGE CAP VALUE                                     SVS JANUS GROWTH AND INCOME
    PORTFOLIO - CLASS B            PORTFOLIO - CLASS B       SVS INDEX 500 PORTFOLIO - CLASS B      PORTFOLIO - CLASS B
---------------------------  ------------------------------  ---------------------------------  ---------------------------
     2005           2004         2005            2004             2005             2004              2005         2004
---------------  ----------  ------------  ----------------  --------------  -----------------  -------------  ------------
$         1,977  $   (5,907) $    (14,563) $        (18,725) $       32,554  $         (31,523) $     (36,432)      (15,546)
         15,426         118        18,741             3,149         367,776             (1,611)        16,664         4,678

        (58,615)     56,157       (10,867)          164,171        (298,170)           276,785        202,424       138,680
---------------  ----------  ------------  ----------------  --------------  -----------------  -------------  ------------

        (41,212)     50,368        (6,689)          148,595         102,160            243,651        182,656       127,812
---------------  ----------  ------------  ----------------  --------------  -----------------  -------------  ------------

         56,086     312,106       506,184         1,842,305         851,471          2,676,894        619,821     1,091,296

         47,475     161,631       273,220           326,195         508,226            545,820        223,236       212,241
              -         (25)         (557)             (100)           (601)               (75)          (344)          (65)
         (1,104)       (870)     (165,642)           (8,207)        (81,277)            (4,112)       (57,982)     (142,986)

       (629,876)     (1,482)     (244,355)         (159,869)     (5,004,041)           (96,946)       (36,046)     (134,461)
              -           -        (2,947)                -             (30)                 -           (190)            -
---------------  ----------  ------------  ----------------  --------------  -----------------  -------------  ------------

       (527,419)    471,360       365,903         2,000,324      (3,726,252)         3,121,581        748,495     1,026,025
---------------  ----------  ------------  ----------------  --------------  -----------------  -------------  ------------

       (568,631)    521,728       359,214         2,148,919      (3,624,092)         3,365,232        931,151     1,153,837

        568,631      46,903     2,291,095           142,176       3,624,092            258,860      1,382,582       228,745
---------------  ----------  ------------  ----------------  --------------  -----------------  -------------  ------------

$            -   $  568,631  $  2,650,309  $      2,291,095  $            -  $       3,624,092  $   2,313,733  $  1,382,582
===============  ==========  ============  ================  ==============  =================  =============  ============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                             SVS JANUS GROWTH OPPORTUNITIES  SVS MFS STRATEGIC VALUE  SVS OAK STRATEGIC EQUITY
                                                  PORTFOLIO - CLASS B          PORTFOLIO - CLASS B       PORTFOLIO - CLASS B
                                             ------------------------------  -----------------------  ------------------------
                                                  2005          2004            2005         2004        2005          2004
                                             --------------  --------------  -----------  ----------  ------------  ----------
OPERATIONS:
  Net investment income (loss) ..........    $       (8,853) $       (2,183) $   (26,986) $  (17,990) $    (29,431) $  (10,222)
  Realized gain (loss) ..................             4,499             545      210,412      (1,879)          145      (1,060)
  Change in unrealized gain (loss)
    on investments ......................            38,698          35,350     (234,740)    222,278       (12,841)     47,555
                                             --------------  --------------  -----------  ----------  ------------  ----------

    Net increase (decrease) in net
      assets resulting from operations ..            34,344          33,712      (51,314)    202,409       (42,127)     36,273
                                             --------------  --------------  -----------  ----------  ------------  ----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           515,356         280,096      231,929   1,636,212     1,129,882     725,330
  Participant transfers from other
    funding options .....................            19,472             112      153,732     404,828       105,925      88,625
  Administrative charges ................               (69)             (8)        (370)        (64)         (310)        (81)
  Contract surrenders ...................           (16,422)         (2,805)    (193,380)    (10,471)      (14,998)     (1,781)
  Participant transfers to other
    funding options .....................           (32,444)         (7,774)     (48,948)   (304,868)      (61,132)    (33,679)
  Other receipts/(payments) .............                 -               -           22           -             -           -
                                             --------------  --------------  -----------  ----------  ------------  ----------

    Net increase (decrease) in net
       assets resulting from unit
       transactions .....................           485,893         269,621      142,985   1,725,637     1,159,367     778,414
                                             --------------  --------------  -----------  ----------  ------------  ----------

    Net increase (decrease) in net
       assets ...........................           520,237         303,333       91,671   1,928,046     1,117,240     814,687

NET ASSETS:
    Beginning of year ...................           309,958           6,625    2,026,978      98,932       955,307     140,620
                                             --------------  --------------  -----------  ----------  ------------  ----------

    End of year .........................    $      830,195  $      309,958  $ 2,118,649  $2,026,978  $  2,072,547  $  955,307
                                             ==============  ==============  ===========  ==========  ============  ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 SVS TURNER MID CAP GROWTH       ALGER AMERICAN BALANCED    ALGER AMERICAN LEVERAGED ALLCAP  AIM CAPITAL APPRECIATION
    PORTFOLIO - CLASS B        PORTFOLIO - CLASS S SHARES     PORTFOLIO - CLASS S SHARES             PORTFOLIO
----------------------------  ----------------------------  -------------------------------  ------------------------
     2005           2004          2005          2004           2005            2004              2005        2004
---------------  -----------  ------------  --------------  -----------  ------------------  ------------  ----------
$       (34,019) $   (12,101) $    (18,323) $      (19,093) $   (16,432) $           (5,266) $    (30,271) $   (5,955)
         10,978          174        14,934           2,258        9,048              (8,160)       15,568         159

        180,703      127,646       212,517         156,702      126,940              50,904       183,692      79,714
---------------  -----------  ------------  --------------  -----------  ------------------  ------------  ----------

        157,662      115,719       209,128         139,867      119,556              37,478       168,989      73,918
---------------  -----------  ------------  --------------  -----------  ------------------  ------------  ----------

        310,173    1,147,745       490,741       2,572,149      354,727             501,999       904,482     865,838

        221,850      133,181       229,216         170,163      309,272              85,114       455,362     197,560
           (363)         (64)         (802)           (143)        (335)                (42)         (486)        (58)
        (33,451)      (2,368)      (90,876)        (10,716)     (70,104)             (1,982)      (22,041)     (8,856)

        (52,987)     (54,335)      (89,924)       (161,348)     (37,579)           (118,845)     (109,474)     (1,499)
         (1,830)           -        (3,705)              -            -                   -       (32,245)          -
---------------  -----------  ------------  --------------  -----------  ------------------  ------------  ----------

        443,392    1,224,159       534,650       2,570,105      555,981             466,244     1,195,598   1,052,985
---------------  -----------  ------------  --------------  -----------  ------------------  ------------  ----------

        601,054    1,339,878       743,778       2,709,972      675,537             503,722     1,364,587   1,126,903

      1,451,325      111,447     3,008,323         298,351      596,156              92,434     1,179,598      52,695
---------------  -----------  ------------  --------------  -----------  ------------------  ------------  ----------

$     2,052,379  $ 1,451,325  $  3,752,101  $    3,008,323  $ 1,271,693  $          596,156  $  2,544,185  $1,179,598
===============  ===========  ============  ==============  ===========  ==================  ============  ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                  DISCIPLINED MID CAP
                                             CONVERTIBLE SECURITIES PORTFOLIO       STOCK PORTFOLIO        EQUITY INCOME PORTFOLIO
                                             --------------------------------  -------------------------  -------------------------
                                                 2005             2004            2005         2004           2005           2004
                                             ------------  ------------------  ----------  -------------  -------------  ----------
OPERATIONS:
  Net investment income (loss) ..........    $     26,492  $           26,293  $  (70,906) $     (14,778) $    (144,636) $   18,595
  Realized gain (loss) ..................          51,866               1,585      75,424         72,408        111,098     140,823
  Change in unrealized gain (loss)
    on investments ......................        (106,083)             37,687     405,992        210,494        335,120    162,959
                                             ------------  ------------------  ----------  -------------  -------------  ----------
    Net increase (decrease) in net
       assets resulting
       from operations ..................         (27,725)             65,565     410,510        268,124        301,582     322,377
                                             ------------  ------------------  ----------  -------------  -------------  ----------
UNIT TRANSACTIONS:
  Participant purchase payments .........         822,312           1,382,758   1,623,285      2,151,967      4,523,396   3,767,648
  Participant transfers from other
    funding options .....................         481,841             504,236     481,412        186,986        826,683     353,841
  Administrative charges ................            (584)               (108)       (971)          (152)        (2,006)       (243)
  Contract surrenders ...................        (110,841)             11,995     (62,673)             -       (101,144)    (16,964)
  Participant transfers to other
    funding options .....................        (280,619)            (49,668)   (166,003)        (9,396)      (112,676)    (30,420)
  Other receipts/(payments) .............               -                   -      (5,764)             -         (7,870)          -
                                             ------------  ------------------  ----------  -------------  -------------  ----------
    Net increase (decrease) in net
       assets resulting from
       unit transactions ................         912,109           1,849,213   1,869,286      2,329,405      5,126,383   4,073,862
                                             ------------  ------------------  ----------  -------------  -------------  ----------

    Net increase (decrease) in
       net assets .......................         884,384           1,914,778   2,279,796      2,597,529      5,427,965   4,396,239

NET ASSETS:
    Beginning of year ...................       2,189,798             275,020   2,703,763        106,234      4,537,196     140,957
                                             ------------  ------------------  ----------  -------------  -------------  ----------

    End of year .........................    $  3,074,182  $        2,189,798  $4,983,559  $   2,703,763  $   9,965,161  $4,537,196
                                             ============  ==================  ==========  =============  =============  ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    MANAGED ALLOCATION SERIES:
FEDERATED HIGH YIELD PORTFOLIO  FEDERATED STOCK PORTFOLIO    LARGE CAP PORTFOLIO       AGGRESSIVE PORTFOLIO
------------------------------  -------------------------  -----------------------  --------------------------
     2005            2004           2005          2004         2005        2004         2005          2004
--------------  --------------  ------------  -----------  -----------  ----------  ------------  ------------
$      (79,003) $      180,563  $    (11,891) $     2,375  $   (53,183) $    1,652  $     (6,955) $          -
        (3,746)          2,791         5,966       (1,447)      21,542        (833)        2,933             -

       125,911         (48,938)       30,359       27,602      334,514      69,474        51,365             -
--------------  --------------  ------------  -----------  -----------  ----------  ------------  ------------

        43,162         134,416        24,434       28,530      302,873      70,293        47,343             -
--------------  --------------  ------------  -----------  -----------  ----------  ------------  ------------

     1,360,838       2,091,600       300,640      452,503    2,141,254   1,054,524       696,109             -

     1,062,763         392,168        28,082       15,203      234,614     145,548       315,199             -
        (1,005)           (131)         (138)         (39)        (649)        (53)          (29)            -
      (122,619)        (12,641)       (2,555)           -      (22,621)       (986)      (11,405)            -

      (275,433)        (33,770)      (74,605)     (66,757)     (37,754)     (4,931)       (7,024)            -
       (32,703)         (3,889)            -            -            -           -          (440)            -
--------------  --------------  ------------  -----------  -----------  ----------  ------------  ------------

     1,991,841       2,433,337       251,424      400,910    2,314,844   1,194,102       992,410             -
--------------  --------------  ------------  -----------  -----------  ----------  ------------  ------------

     2,035,003       2,567,753       275,858      429,440    2,617,717   1,264,395     1,039,753             -

     2,914,820         347,067       469,455       40,015    1,274,679      10,284             -             -
--------------  --------------  ------------  -----------  -----------  ----------  ------------  ------------

$    4,949,823  $    2,914,820  $    745,313  $   469,455  $ 3,892,396  $1,274,679  $  1,039,753  $          -
==============  ==============  ============  ===========  ===========  ==========  ============  ============

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                MANAGED ALLOCATION          MANAGED ALLOCATION
                                                 MANAGED ALLOCATION SERIES:      SERIES: MODERATE            SERIES: MODERATE-
                                                   CONSERVATIVE PORTFOLIO           PORTFOLIO              AGGRESSIVE PORTFOLIO
                                                 --------------------------   ------------------------   -------------------------
                                                     2005          2004           2005         2004          2005          2004
                                                 ------------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
   Net investment income (loss) ...............  $        (93)  $         -   $   (19,544)  $        -   $   (10,852)  $         -
   Realized gain (loss) .......................         2,908             -        20,557            -         8,121             -
   Change in unrealized gain (loss)
     on investments ...........................         3,832             -       236,268            -       170,168             -
                                                 ------------   -----------   -----------   ----------   -----------   -----------

     Net increase (decrease) in net assets
       resulting from operations ..............         6,647             -       237,281            -       167,437             -
                                                 ------------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       648,479             -     5,515,093            -     2,287,442             -
   Participant transfers from other
     funding options ..........................       617,214             -     2,882,476            -     2,663,397             -
   Administrative charges .....................           (80)            -          (430)           -          (260)            -
   Contract surrenders ........................             -             -       (60,157)           -        (4,953)            -
   Participant transfers to other
     funding options ..........................      (271,215)            -      (504,324)           -      (163,954)            -
   Other receipts/(payments) ..................             -             -             -            -           (74)            -
                                                 ------------   -----------   -----------   ----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from unit transactions .......       994,398             -     7,832,658            -     4,781,598             -
                                                 ------------   -----------   -----------   ----------   -----------   -----------
     Net increase (decrease) in net assets ....     1,001,045             -     8,069,939            -     4,949,035             -

NET ASSETS:
     Beginning of year ........................             -             -             -            -             -             -
                                                 ------------   -----------   -----------   ----------   -----------   -----------
     End of year ..............................  $  1,001,045   $         -   $ 8,069,939   $        -   $ 4,949,035   $         -
                                                 ============   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    MANAGED ALLOCATION
     SERIES: MODERATE-           MERCURY LARGE CAP            MFS EMERGING               MFS MID CAP
  CONSERVATIVE PORTFOLIO          CORE PORTFOLIO            GROWTH PORTFOLIO          GROWTH PORTFOLIO
--------------------------   ------------------------   ------------------------   ------------------------
    2005          2004           2005          2004         2005         2004         2005          2004
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------
$    (4,089)  $          -   $   (58,062)  $    1,630   $    (3,722)  $   (9,149)  $   (67,214)  $  (11,535)
        473              -        20,178          225        76,745         (253)       10,437          400

     25,760              -       356,447       69,184      (107,859)     106,494       231,436      127,263
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------

     22,144              -       318,563       71,039       (34,836)      97,092       174,659      116,128
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------

    320,308              -     1,726,903    1,229,807       222,202      934,028     1,208,300    1,287,874

    577,697              -       986,668       15,113        46,139      145,827     1,753,632      154,615
        (31)             -          (508)         (19)            -          (33)         (963)         (80)
     (3,767)             -       (16,861)      (3,823)       (3,341)      (3,221)      (78,448)       1,446

    (25,442)             -      (244,837)      (3,562)   (1,419,143)     (34,950)     (140,294)     (29,342)
          -              -       (43,924)           -             -            -        (4,026)           -
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------

    868,765              -     2,407,441    1,237,516    (1,154,143)   1,041,651     2,738,201    1,414,513
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------

    890,909              -     2,726,004    1,308,555    (1,188,979)   1,138,743     2,912,860    1,530,641

          -              -     1,345,622       37,067     1,188,979       50,236     1,679,176      148,535
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------

$   890,909   $          -   $ 4,071,626   $1,345,622   $         -   $1,188,979   $ 4,592,036   $1,679,176
===========   ============   ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes tp Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                           MONDRIAN INTERNATIONAL
                                                 MFS TOTAL RETURN PORTFOLIO      MFS VALUE PORTFOLIO           STOCK PORTFOLIO
                                                 --------------------------   ------------------------   -------------------------
                                                     2005           2004          2005         2004         2005          2004
                                                 ------------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
   Net investment income (loss) ...............  $    213,802   $   216,667   $    (8,122)  $   10,316   $   (56,006)  $    13,657
   Realized gain (loss) .......................     1,402,434       320,164       236,487       13,777         8,015         1,423
   Change in unrealized gain (loss)
     on investments ...........................    (1,266,195)      208,909       (26,638)      62,625       332,879       101,984
                                                 ------------   -----------   -----------   ----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations ..............       350,041       745,740       201,727       86,718       284,888       117,064
                                                 ------------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............    11,942,214     9,834,215     3,174,016    1,076,464     1,447,027     1,310,621
   Participant transfers from other
     funding options ..........................     6,842,296     1,507,274     1,238,249      333,310       778,345       104,303

   Administrative charges .....................        (6,531)         (796)         (784)         (11)         (851)          (45)

   Contract surrenders ........................      (787,515)      (65,034)      (60,588)           -       (25,706)       (2,652)
   Participant transfers to other
     funding options ..........................      (514,505)     (237,163)      (60,605)      (1,382)      (71,831)      (19,748)
   Other receipts/(payments) ..................      (724,627)            -             -            -        (8,279)            -
                                                 ------------   -----------   -----------   ----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from unit transactions .......    16,751,332    11,038,496     4,290,288    1,408,381     2,118,705     1,392,479
                                                 ------------   -----------   -----------   ----------   -----------   -----------

     Net increase (decrease) in net assets ....    17,101,373    11,784,236     4,492,015    1,495,099     2,403,593     1,509,543

NET ASSETS:
     Beginning of year ........................    12,337,991       553,755     1,495,099            -     1,577,082        67,539
                                                 ------------   -----------   -----------   ----------   -----------   -----------

     End of year ..............................   $29,439,364   $12,337,991   $ 5,987,114   $1,495,099   $ 3,980,675   $ 1,577,082
                                                 ============   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                  PIONEER MID CAP          PIONEER STRATEGIC            STRATEGIC EQUITY
  PIONEER FUND PORTFOLIO          VALUE PORTFOLIO           INCOME PORTFOLIO               PORTFOLIO
--------------------------   ------------------------   ------------------------   ------------------------
    2005          2004          2005          2004         2005          2004          2005         2004
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------
$   (15,857)  $      1,243   $      (995)  $        -   $   197,099   $  136,287   $    (7,580)  $    2,705
      2,994          1,814         5,134            -          (373)         523           486       (2,111)

     64,152         24,871        (1,681)           -      (101,603)     (69,048)       31,255       16,348
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------

     51,289         27,928         2,458            -        95,123       67,762        24,161       16,942
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------

    387,316        284,906       293,267            -     4,298,295    1,704,476       434,439      433,526

    402,093         51,886        28,964            -     1,619,519      517,041        42,491       25,854
       (166)           (19)           (4)           -        (1,023)         (16)         (206)         (31)
     (5,750)        (2,518)       (3,152)           -       (59,062)      (1,667)      (16,769)      (5,108)

     (6,200)          (751)       (5,945)           -      (494,199)     (24,159)      (49,352)     (88,987)
          -              -             -            -       (45,457)           -             -            -
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------

    777,293        333,504       313,130            -     5,318,073    2,195,675       410,603      365,254
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------

    828,582        361,432       315,588            -     5,413,196    2,263,437       434,764      382,196

    374,110         12,678             -            -     2,263,437            -       448,267       66,071
-----------   ------------   -----------   ----------   -----------   ----------   -----------   ----------

$ 1,202,692   $    374,110   $   315,588   $        -   $ 7,676,633   $2,263,437   $   883,031   $  448,267
===========   ============   ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    STYLE FOCUS
                                                 STYLE FOCUS SERIES: SMALL       SERIES: SMALL CAP          TRAVELERS QUALITY
                                                    CAP GROWTH PORTFOLIO          VALUE PORTFOLIO             BOND PORTFOLIO
                                                 --------------------------   ------------------------   -------------------------
                                                      2005         2004           2005         2004         2005           2004
                                                 ------------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
   Net investment income (loss) ...............  $       (535)  $         -   $       (97)  $        -   $  (121,660)  $   176,868
   Realized gain (loss) .......................         1,732             -           842            -       (10,922)          272
   Change in unrealized gain (loss)
     on investments ...........................           311             -          (115)           -       116,927      (131,625)
                                                 ------------   -----------   -----------   ----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations ..............         1,508             -           630            -       (15,655)       45,515
                                                 ------------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............        77,907             -        68,883            -     2,533,332     3,803,584
   Participant transfers from other
     funding options ..........................        10,633             -        15,193            -     1,087,100       754,463

   Administrative charges .....................            (2)            -            (5)           -        (2,001)         (282)

   Contract surrenders ........................             -             -             -            -      (153,376)      (19,505)
   Participant transfers to other
     funding options ..........................        (4,065)            -        (7,784)           -      (543,738)     (131,341)
   Other receipts/(payments) ..................             -             -             -            -      (218,559)            -
                                                 ------------   -----------   -----------   ----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from unit transactions .......        84,473             -        76,287            -     2,702,758     4,406,919
                                                 ------------   -----------   -----------   ----------   -----------   -----------

     Net increase (decrease) in net assets ....        85,981             -        76,917            -     2,687,103     4,452,434

NET ASSETS:
     Beginning of year ........................             -             -             -            -     4,757,849       305,415
                                                 ------------   -----------   -----------   ----------   -----------   -----------

     End of year ..............................  $     85,981   $         -   $    76,917   $        -   $ 7,444,952   $ 4,757,849
                                                 ============   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                SB ADJUSTABLE RATE
      U.S. GOVERNMENT            INCOME PORTFOLIO-          SOCIAL AWARENESS         COMSTOCK PORTFOLIO -
   SECURITIES PORTFOLIO           CLASS I SHARES             STOCK PORTFOLIO           CLASS II SHARES
-------------------------    ------------------------   ------------------------   ------------------------
    2005          2004          2005          2004         2005          2004          2005         2004
-----------   -----------    -----------   ----------   -----------   ----------   -----------   ----------
$   (71,852)  $    60,941    $    49,225   $    4,674   $    (5,901)  $      282   $  (120,005)  $  (24,799)
      5,872           281            470        3,582         1,227           37       213,632        1,340

    138,587       (47,079)       (39,101)     (11,708)       35,780       24,557       293,804      384,691
-----------   -----------    -----------   ----------   -----------   ----------   -----------   ----------

     72,607        14,143         10,594       (3,452)       31,106       24,876       387,431      361,232
-----------   -----------    -----------   ----------   -----------   ----------   -----------   ----------

  3,761,278     1,113,689      1,233,548    1,886,321       345,578      245,922     6,688,301    3,655,238

    939,737       524,586      1,236,380      656,486       133,286        7,725     1,564,830      717,279
       (798)          (10)          (468)         (32)         (225)          (7)       (1,934)        (159)
    (44,530)       (1,633)       (42,745)      (6,664)       (6,503)           -       (77,803)     (10,989)

    (82,982)      (10,207)      (506,459)  (1,041,989)       (2,467)         (57)     (385,093)     (67,187)
   (126,710)            -        (28,953)           -             -            -       (33,256)           -
-----------   -----------    -----------   ----------   -----------   ----------   -----------   ----------

  4,445,995     1,626,425      1,891,303    1,494,122       469,669      253,583     7,755,045    4,294,182
-----------   -----------    -----------   ----------   -----------   ----------   -----------   ----------

  4,518,602     1,640,568      1,901,897    1,490,670       500,775      278,459     8,142,476    4,655,414

  1,640,568             -      1,515,006       24,336       278,459            -     4,943,758      288,344
-----------   -----------    -----------   ----------   -----------   ----------   -----------   ----------

$ 6,159,170   $ 1,640,568    $ 3,416,903   $1,515,006   $   779,234   $  278,459   $13,086,234   $4,943,758
===========   ===========    ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                              DYNAMIC CAPITAL
                                                   ENTERPRISE PORTFOLIO -      CONTRAFUND(R) PORTFOLIO     APPRECIATION PORTFOLIO
                                                      CLASS II SHARES           - SERVICE CLASS 2            - SERVICE CLASS 2
                                                 --------------------------   ------------------------   -------------------------
                                                     2005           2004          2005         2004          2005          2004
                                                 ------------   -----------   -----------   ----------   -----------   -----------
OPERATIONS:
   Net investment income (loss) ...............  $     (2,141)  $    (1,643)  $  (210,315)  $  (31,410)  $   (16,656)  $    (4,321)

   Realized gain (loss) .......................           551            90        35,358        1,984         4,641           127
   Change in unrealized gain (loss)
     on investments ...........................        10,972        10,160     2,020,157      452,645       227,017        18,885
                                                 ------------   -----------   -----------   ----------   -----------   -----------

     Net increase (decrease) in net assets
       resulting from operations ..............         9,382         8,607     1,845,200      423,219       215,002        14,691
                                                 ------------   -----------   -----------   ----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............           159        68,111     7,642,919    4,075,053       370,154       260,646
   Participant transfers from other
     funding options ..........................         6,583        52,313     3,442,835    1,094,240       400,853        43,014

   Administrative charges .....................           (15)           (7)       (3,071)        (228)         (127)          (19)

   Contract surrenders ........................        (1,923)         (939)      (64,331)      (1,422)       (1,085)            -
   Participant transfers to other
     funding options ..........................        (1,516)         (969)     (688,391)     (53,854)      (21,187)       (1,136)
   Other receipts/(payments) ..................             -             -       (50,598)           -             -             -
                                                 ------------   -----------   -----------   ----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from unit transactions .......         3,288       118,509    10,279,363    5,113,789       748,608       302,505
                                                 ------------   -----------   -----------   ----------   -----------   -----------

     Net increase (decrease) in net assets ....        12,670       127,116    12,124,563    5,537,008       963,610       317,196

NET ASSETS:
     Beginning of year ........................       151,697        24,581     5,658,170      121,162       453,650       136,454
                                                 ------------   -----------   -----------   ----------   -----------   -----------

     End of year ..............................  $    164,367   $   151,697   $17,782,733   $5,658,170   $ 1,417,260   $   453,650
                                                 ============   ===========   ===========   ==========   ===========   ===========

                        See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT ELEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    MID CAP PORTFOLIO -
      SERVICE CLASS 2
-------------------------
    2005          2004
-----------   -----------
$  (302,635)  $   (48,291)
    203,715         5,135

  2,906,921     1,091,375
-----------   -----------

  2,808,001     1,048,219
-----------   -----------

 10,350,887     5,939,970

  3,615,934     1,082,959
     (4,364)         (310)
   (204,819)      (46,484)

   (921,000)     (109,188)
     (8,083)            -
-----------   -----------

 12,828,555     6,866,947
-----------   -----------
 15,636,556     7,915,166

  8,104,708       189,542
-----------   -----------
$23,741,264   $ 8,104,708
===========   ===========

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  BUSINESS

    On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

    Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio and Strategic Equity Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

    TIC Separate Account Eleven for Variable Annuities ("Separate Account Eleven") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Separate Account Eleven, established on November 11, 2002, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Eleven are Pioneer Annuistar Plus, Portfolio Architect Plus, and Scudder Advocate Rewards Annuity.

    Participant purchase payments applied to Separate Account Eleven are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Separate Account Eleven were:

      Capital Appreciation Fund, Massachusetts business trust,
         Affiliate of The Company
      High Yield Bond Trust, Massachusetts business trust,
         Affiliate of The Company
      Managed Assets Trust, Massachusetts business trust,
         Affiliate of The Company
      Money Market Portfolio, Massachusetts business trust,
         Affiliate of The Company
      AIM Variable Insurance Funds, Delaware business trust
           AIM V.I. Capital Appreciation Fund - Series II Shares
           AIM V.I. Mid Cap Core Equity Fund - Series II Shares
           AIM V.I. Utilities Fund
      AllianceBernstein Variable Product Series Fund, Inc.,
         Maryland business trust
           AllianceBernstein Large-Cap Growth Portfolio - Class B
              (Formerly AllianceBernstein Premier Growth Portfolio - Class B) American Funds Insurance Series, Massachusetts business trust
           Global Growth Fund - Class 2 Shares
           Growth Fund - Class 2 Shares
           Growth-Income Fund - Class 2 Shares
      Credit Suisse Trust, Massachusetts business trust
           Credit Suisse Trust Emerging Markets Portfolio
           Credit Suisse Trust Global Small Cap Portfolio
              (Formerly Credit Suisse Trust Global Post-Venture Capital
              Portfolio)
      Delaware VIP Trust, Maryland business trust
           Delaware VIP REIT Series - Standard Class
      Dreyfus Investment Portfolio, Massachusetts business trust
           Dreyfus MidCap Stock Portfolio - Service Shares
      Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
           Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares Dreyfus Variable Investment Fund, Maryland business trust
           Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
      FAM Variable Series Funds, Inc., Maryland business trust
           Mercury Global Allocation V.I. Fund - Class III
              (Formerly Merrill Lynch Global Allocation V.I. Fund - Class III) Mercury Value Opportunities V.I. Fund - Class III
              (Formerly Merrill Lynch Value Opportunities V.I. Fund - Class III) Franklin Templeton Variable Insurance Products Trust,
         Massachusetts business trust
           Franklin Rising Dividends Securities Fund - Class 2 Shares
           Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
              (Formerly Franklin Small Cap Fund - Class 2 Shares)
           Mutual Shares Securities Fund - Class 2 Shares
           Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
           Templeton Growth Securities Fund - Class 2 Shares

      Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
         The Company
            Equity Index Portfolio - Class II Shares
            Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Aggressive Growth Fund - Class II Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
      Janus Aspen Series, Delaware business trust
            Balanced Portfolio - Service Shares
            Global Life Sciences Portfolio - Service Shares
            Global Technology Portfolio - Service Shares
            Worldwide Growth Portfolio - Service Shares
      Lazard Retirement Series, Inc., Massachusetts business trust
            Lazard Retirement Small Cap Portfolio
      Lord Abbett Series Fund, Inc., Maryland business trust
            Growth and Income Portfolio
            Mid-Cap Value Portfolio
      Oppenheimer Variable Account Funds, Massachusetts business trust
            Oppenheimer Capital Appreciation Fund/VA - Service Shares Oppenheimer Global Securities Fund/VA - Service Shares
            Oppenheimer Main Street Fund/VA - Service Shares
      PIMCO Variable Insurance Trust, Massachusetts business trust
            Real Return Portfolio - Administrative Class
            Total Return Portfolio - Administrative Class
      Pioneer Variable Contracts Trust, Massachusetts business trust
            Pioneer  AmPac Growth VCT Portfolio - Class II (Formerly Pioneer
               Papp America-Pacific Rim VCT Portfolio - Class II Shares)
            Pioneer America Income VCT Portfolio - Class II Shares
            Pioneer Balanced VCT Portfolio - Class II Shares
            Pioneer Bond VCT Portfolio - Class II Shares *
            Pioneer Cullen Value VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
            Pioneer Equity Income VCT Portfolio - Class II Shares
            Pioneer Equity Opportunity VCT Portfolio - Class II Shares
            Pioneer Europe VCT Portfolio - Class II Shares
            Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Global High Yield VCT Portfolio - Class II Shares
            Pioneer Growth Shares VCT Portfolio - Class II Shares
            Pioneer High Yield VCT Portfolio - Class II Shares
            Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
               Shares
            Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares Pioneer International Value VCT Portfolio - Class II Shares
            Pioneer Mid Cap Value VCT Portfolio - Class II Shares
            Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (Formerly
               Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares)
            Pioneer Small Cap Value VCT Portfolio - Class II Shares
            Pioneer Small Company VCT Portfolio - Class II Shares
            Pioneer Strategic Income VCT Portfolio - Class II Shares
            Pioneer Value VCT Portfolio - Class II Shares
      Putnam Variable Trust, Massachusetts business trust
            Putnam VT International Equity Fund - Class IB Shares
            Putnam VT Small Cap Value Fund - Class IB Shares

      Salomon Brothers Variable Series Funds Inc., Maryland business trust
            All Cap Fund - Class I
            Investors Fund - Class I
            Large Cap Growth Fund - Class I
            Salomon Brothers Variable All Cap Fund - Class II
            Small Cap Growth Fund - Class I
            Total Return Fund - Class II
      Scudder Investments VIT Funds, Massachusetts business trust
            Scudder Real Estate Securities Portfolio - Class B
            Scudder VIT Equity 500 Index Fund - Class B2
      Scudder Variable Series I, Massachusetts business trust
            Capital Growth Portfolio - Class B
            Global Discovery Portfolio - Class B
            Growth and Income Portfolio - Class B
            Health Sciences Portfolio - Class B
            International Portfolio - Class B
            SVS I Scudder Bond Portfolio - Class B
      Scudder Variable Series II, Massachusetts business trust
            Scudder Blue Chip Portfolio - Class B
            Scudder Conservative Income Strategy Portfolio - Class B
            Scudder Fixed Income Portfolio - Class B
            Scudder Global Blue Chip Portfolio - Class B
            Scudder Government & Agency Securities Portfolio - Class B Scudder Growth & Income Strategy Portfolio - Class B
            Scudder Growth Strategy Portfolio - Class B
            Scudder High Income Portfolio - Class B
            Scudder Income & Growth Strategy Portfolio - Class B
            Scudder International Select Equity Portfolio - Class B
            Scudder Mercury Large Cap Core Portfolio
            Scudder Mid-Cap Growth Portfolio - Class B (Formerly Scudder
               Aggressive Growth Portfolio - Class B)
            Scudder Money Market Portfolio - Class B
            Scudder Salomon Aggressive Growth Portfolio (Formerly SVS INVESCO
               Dynamic Growth Portfolio - Class B)
            Scudder Small Cap Growth Portfolio - Class B
            Scudder Strategic Income Portfolio - Class B
            Scudder Technology Growth Portfolio - Class B
            Scudder Templeton Foreign Value Portfolio
            Scudder Total Return Portfolio - Class B
            SVS Davis Venture Value Portfolio - Class B
            SVS Dreman Financial Services Portfolio - Class B
            SVS Dreman High Return Equity Portfolio - Class B
            SVS Dreman Small Cap Value Portfolio - Class B
            SVS II Scudder Large Cap Value Portfolio - Class B
            SVS Janus Growth And Income Portfolio - Class B
            SVS Janus Growth Opportunities Portfolio - Class B
            SVS MFS Strategic Value Portfolio - Class B
            SVS Oak Strategic Equity Portfolio - Class B
            SVS Turner Mid Cap Growth Portfolio - Class B
      The Alger American Fund, Massachusetts business trust
            Alger American Balanced Portfolio - Class S Shares
            Alger American Leveraged AllCap Portfolio - Class S Shares
      The Travelers Series Trust, Massachusetts business trust,
         Affiliate of The Company
            AIM Capital Appreciation Portfolio
            Convertible Securities Portfolio
            Disciplined Mid Cap Stock Portfolio
            Equity Income Portfolio

      The Travelers Series Trust, Massachusetts business trust, Affiliate of
         The Company (continued)
            Federated High Yield Portfolio
            Federated Stock Portfolio
            Large Cap Portfolio
            Managed Allocation Series: Aggressive Portfolio
            Managed Allocation Series: Conservative Portfolio
            Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
            Managed Allocation Series: Moderate-Conservative Portfolio Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large
               Cap Core Portfolio)
            MFS Mid Cap Growth Portfolio
            MFS Total Return Portfolio
            MFS Value Portfolio
            Mondrian International Stock Portfolio (Formerly Lazard
               International Stock Portfolio)
            Pioneer Fund Portfolio
            Pioneer Mid Cap Value Portfolio
            Pioneer Strategic Income Portfolio
            Strategic Equity Portfolio
            Style Focus Series: Small Cap Growth Portfolio
            Style Focus Series: Small Cap Value Portfolio
            Travelers Quality Bond Portfolio
            U.S. Government Securities Portfolio
      Travelers Series Fund Inc., Maryland business trust
            SB Adjustable Rate Income Portfolio - Class I Shares
            Social Awareness Stock Portfolio
      Van Kampen Life Investment Trust, Delaware business trust
            Comstock Portfolio - Class II Shares
            Enterprise Portfolio - Class II Shares
      Variable Insurance Products Fund, Massachusetts business trust
            Contrafund(R) Portfolio - Service Class 2
            Dynamic Capital Appreciation Portfolio - Service Class 2
            Mid Cap Portfolio - Service Class 2

      * No assets for the period

New Funds in 2005 included above:
   Managed Allocation Series: Aggressive Portfolio                          The Travelers Series Trust          5/2/2005
   Managed Allocation Series: Conservative Portfolio                        The Travelers Series Trust          5/2/2005
   Managed Allocation Series: Moderate Portfolio                            The Travelers Series Trust          5/2/2005
   Managed Allocation Series: Moderate-Aggressive Portfolio                 The Travelers Series Trust          5/2/2005
   Managed Allocation Series: Moderate-Conservative Portfolio               The Travelers Series Trust          5/2/2005
   Pioneer Bond VCT Portfolio - Class II Shares                             Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Cullen Value VCT Portfolio - Class II Shares                     Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Equity Opportunity VCT Portfolio - Class II Shares               Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Global High Yield VCT Portfolio - Class II Shares                Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares   Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares       Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares     Pioneer Variable Contracts Trust   2/14/2005
   Pioneer Mid Cap Value Portfolio                                          The Travelers Series Trust          5/2/2005
   Salomon Brothers Variable All Cap Portfolio - Class II                   Salomon Brothers Variable Series   2/14/2005
                                                                              Funds Inc.
   Scudder Bond Portfolio - Class B                                         Scudder Variable Series I           5/2/2005
   Scudder VIT Equity 500 Index Fund - Class B2                             Scudder Investment VIT Funds       9/12/2005
   Style Focus Series: Small Cap Growth Portfolio                           The Travelers Series Trust          5/2/2005

   New Funds in 2005 included above: (continued)
    Style Focus Series: Small Cap Value Portfolio   The Travelers Series Trust  5/2/2005
    SVS I Scudder Bond Portfolio - Class B          Scudder Variable Series I   5/2/2005

      Not all funds may be available in all states or to all contract owners.

      This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Eleven or shares of Separate Account Eleven's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account Eleven product(s) offered by The Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Separate Account Eleven in the preparation of its financial statements.

      Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

      Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

      The operations of Separate Account Eleven form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Eleven. Separate Account Eleven is not taxed as a "regulated investment company" under Subchapter M of the Code.

      Separate Account Eleven has adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

      The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation unit values:
      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced Stepped-up Provision, if elected by the contract owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      -     Guaranteed Income Solution, if elected by the contract owner (GIS)
      -     Guaranteed Income Solution Plus, if elected by the contract owner
            (GISP)
      - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

   The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Step up (SU), Deferred Annual Step up (D) and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank:

SEPARATE ACCOUNT        ELEVEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Asset-based Charges
                                                 ----------------------------------------------------------------------------------
                                                                                       Optional Features
                                                             ----------------------------------------------------------------------
 Separate Account   Dth                                                   GMWB I         GMWB II                             Total
    Charge (1)      Ben Product                   M&E   ADM   ESP  GMWB I  PLUS  GMWB II  PLUS   GMWB III  GIS   GISP  GMAB  Charge
------------------- --- ----------------------   ----- ----- ----- ------ ------ ------- ------- -------- ----- ------ ----- ------
Separate Account
  Charge 1.55%       S  Pioneer AnnuiStar Plus   1.40% 0.15%                                                                  1.55%
                     S  Portfolio Architect Plus 1.40% 0.15%                                                                  1.55%
                     S  Scudder Advocate Rewards 1.40% 0.15%                                                                  1.55%

Separate Account
  Charge 1.70%       SU Pioneer AnnuiStar Plus   1.55% 0.15%                                                                  1.70%
                     Su Portfolio Architect Plus 1.55% 0.15%                                                                  1.70%
                     SU Scudder Advocate Rewards 1.55% 0.15%                                                                  1.70%

Separate Account
  Charge 1.75%       S  Pioneer AnnuiStar Plus   1.40% 0.15% 0.20%                                                            1.75%
                     S  Portfolio Architect Plus 1.40% 0.15% 0.20%                                                            1.75%
                     S  Scudder Advocate Rewards 1.40% 0.15% 0.20%                                                            1.75%

Separate Account
  Charge 1.80%       S  Pioneer AnnuiStar Plus   1.40% 0.15%                                       0.25%                      1.80%
                     S  Portfolio Architect Plus 1.40% 0.15%                                       0.25%                      1.80%
                     S  Scudder Advocate Rewards 1.40% 0.15%                                       0.25%                      1.80%

Separate Account
  Charge 1.90%       SU Pioneer AnnuiStar Plus   1.55% 0.15% 0.20%                                                            1.90%
                     R  Pioneer AnnuiStar Plus   1.75% 0.15%                                                                  1.90%
                     SU Portfolio Architect Plus 1.55% 0.15% 0.20%                                                            1.90%
                     R  Portfolio Architect Plus 1.75% 0.15%                                                                  1.90%
                     SU Scudder Advocate Rewards 1.55% 0.15% 0.20%                                                            1.90%
                     R  Scudder Advocate Rewards 1.75% 0.15%                                                                  1.90%

Separate Account
  Charge 1.95%       S  Pioneer AnnuiStar Plus   1.40% 0.15%        0.40%                                                     1.95%
                     SU Pioneer AnnuiStar Plus   1.55% 0.15%                                       0.25%                      1.95%
                     S  Portfolio Architect Plus 1.40% 0.15%        0.40%                                                     1.95%
                     SU Portfolio Architect Plus 1.55% 0.15%                                       0.25%                      1.95%
                     S  Scudder Advocate Rewards 1.40% 0.15%        0.40%                                                     1.95%
                     S  Scudder Advocate Rewards 1.40% 0.15%                                                           0.40%  1.95%
                     SU Scudder Advocate Rewards 1.55% 0.15%                                       0.25%                      1.95%

SEPARATE ACCOUNT        ELEVEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Asset-based Charges
                                                 ----------------------------------------------------------------------------------
                                                                                       Optional Features
                                                             ----------------------------------------------------------------------
 Separate Account   Dth                                                   GMWB I         GMWB II                             Total
    Charge (1)      Ben Product                   M&E   ADM   ESP  GMWB I  PLUS  GMWB II  PLUS   GMWB III  GIS   GISP  GMAB  Charge
------------------- --- ----------------------   ----- ----- ----- ------ ------ ------- ------- -------- ----- ------ ----- ------
Separate Account
  Charge 2.00%       S  Pioneer AnnuiStar Plus   1.40% 0.15% 0.20%                                 0.25%                      2.00%
                     S  Portfolio Architect Plus 1.40% 0.15% 0.20%                                 0.25%                      2.00%
                     S  Scudder Advocate Rewards 1.40% 0.15% 0.20%                                 0.25%                      2.00%

Separate Account
  Charge 2.05%       S  Pioneer AnnuiStar Plus   1.40% 0.15%                                                           0.50%  2.05%
                     S  Pioneer AnnuiStar Plus   1.40% 0.15%                      0.50%                                       2.05%
                     S  Portfolio Architect Plus 1.40% 0.15%                                                           0.50%  2.05%
                     S  Portfolio Architect Plus 1.40% 0.15%                      0.50%                                       2.05%
                     S  Scudder Advocate Rewards 1.40% 0.15%                      0.50%                                       2.05%

Separate Account
  Charge 2.10%       SU Pioneer AnnuiStar Plus   1.55% 0.15%        0.40%                                                     2.10%
                     R  Pioneer AnnuiStar Plus   1.75% 0.15% 0.20%                                                            2.10%
                     SU Portfolio Architect Plus 1.55% 0.15%        0.40%                                                     2.10%
                     R  Portfolio Architect Plus 1.75% 0.15% 0.20%                                                            2.10%
                     S  Scudder Advocate Rewards 1.40% 0.15%               0.55%                                              2.10%
                     SU Scudder Advocate Rewards 1.55% 0.15%        0.40%                                                     2.10%
                     SU Scudder Advocate Rewards 1.55% 0.15%                                                           0.40%  2.10%
                     R  Scudder Advocate Rewards 1.75% 0.15% 0.20%                                                            2.10%

Separate Account
  Charge 2.15%       S  Pioneer AnnuiStar Plus   1.40% 0.15% 0.20%  0.40%                                                     2.15%
                     SU Pioneer AnnuiStar Plus   1.55% 0.15% 0.20%                                 0.25%                      2.15%
                     R  Pioneer AnnuiStar Plus   1.75% 0.15%                                       0.25%                      2.15%
                     S  Portfolio Architect Plus 1.40% 0.15% 0.20%  0.40%                                                     2.15%
                     SU Portfolio Architect Plus 1.55% 0.15% 0.20%                                 0.25%                      2.15%
                     R  Portfolio Architect Plus 1.75% 0.15%                                       0.25%                      2.15%
                     S  Scudder Advocate Rewards 1.40% 0.15% 0.20%  0.40%                                                     2.15%
                     S  Scudder Advocate Rewards 1.40% 0.15% 0.20%                                                     0.40%  2.15%
                     SU Scudder Advocate Rewards 1.55% 0.15% 0.20%                                 0.25%                      2.15%
                     R  Scudder Advocate Rewards 1.75% 0.15%                                       0.25%                      2.15%

Separate Account
  Charge 2.20%       SU Pioneer AnnuiStar Plus   1.55% 0.15%                                                           0.50%  2.20%
                     SU Pioneer AnnuiStar Plus   1.55% 0.15%                      0.50%                                       2.20%
                     SU Portfolio Architect Plus 1.55% 0.15%                                                           0.50%  2.20%
                     SU Portfolio Architect Plus 1.55% 0.15%                      0.50%                                       2.20%
                     S  Scudder Advocate Rewards 1.40% 0.15%                              0.65%                               2.20%
                     SU Scudder Advocate Rewards 1.55% 0.15%                      0.50%                                       2.20%

SEPARATE ACCOUNT        ELEVEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Asset-based Charges
                                                 ----------------------------------------------------------------------------------
                                                                                       Optional Features
                                                             ----------------------------------------------------------------------
 Separate Account   Dth                                                   GMWB I         GMWB II                             Total
    Charge (1)      Ben Product                   M&E   ADM   ESP  GMWB I  PLUS  GMWB II  PLUS   GMWB III  GIS   GISP  GMAB  Charge
------------------- --- ----------------------   ----- ----- ----- ------ ------ ------- ------- -------- ----- ------ ----- ------
Separate Account
  Charge 2.25%       S  Pioneer AnnuiStar Plus   1.40% 0.15% 0.20%                                                     0.50%  2.25%
                     S  Pioneer AnnuiStar Plus   1.40% 0.15% 0.20%                0.50%                                       2.25%
                     S  Portfolio Architect Plus 1.40% 0.15% 0.20%                                                     0.50%  2.25%
                     S  Portfolio Architect Plus 1.40% 0.15% 0.20%                0.50%                                       2.25%
                     S  Scudder Advocate Rewards 1.40% 0.15% 0.20%                0.50%                                       2.25%
                     SU Scudder Advocate Rewards 1.55% 0.15%               0.55%                                              2.25%

Separate Account
  Charge 2.30%       SU Pioneer AnnuiStar Plus   1.55% 0.15% 0.20%  0.40%                                                     2.30%
                     R  Pioneer AnnuiStar Plus   1.75% 0.15%        0.40%                                                     2.30%
                     SU Portfolio Architect Plus 1.55% 0.15% 0.20%  0.40%                                                     2.30%
                     R  Portfolio Architect Plus 1.75% 0.15%        0.40%                                                     2.30%
                     S  Scudder Advocate Rewards 1.40% 0.15% 0.20%         0.55%                                              2.30%
                     SU Scudder Advocate Rewards 1.55% 0.15% 0.20%  0.40%                                                     2.30%
                     SU Scudder Advocate Rewards 1.55% 0.15% 0.20%                                                     0.40%  2.30%
                     R  Scudder Advocate Rewards 1.75% 0.15%        0.40%                                                     2.30%
                     R  Scudder Advocate Rewards 1.75% 0.15%                                                           0.40%  2.30%

Separate Account
  Charge 2.35%       R  Pioneer AnnuiStar Plus   1.75% 0.15% 0.20%                                 0.25%                      2.35%
                     R  Portfolio Architect Plus 1.75% 0.15% 0.20%                                 0.25%                      2.35%
                     SU Scudder Advocate Rewards 1.55% 0.15%                              0.65%                               2.35%
                     R  Scudder Advocate Rewards 1.75% 0.15% 0.20%                                 0.25%                      2.35%

Separate Account
  Charge 2.40%       SU Pioneer AnnuiStar Plus   1.55% 0.15% 0.20%                                                     0.50%  2.40%
                     SU Pioneer AnnuiStar Plus   1.55% 0.15% 0.20%                0.50%                                       2.40%
                     R  Pioneer AnnuiStar Plus   1.75% 0.15%                                                           0.50%  2.40%
                     R  Pioneer AnnuiStar Plus   1.75% 0.15%                      0.50%                                       2.40%
                     SU Portfolio Architect Plus 1.55% 0.15% 0.20%                                                     0.50%  2.40%
                     SU Portfolio Architect Plus 1.55% 0.15% 0.20%                0.50%                                       2.40%
                     R  Portfolio Architect Plus 1.75% 0.15%                                                           0.50%  2.40%
                     R  Portfolio Architect Plus 1.75% 0.15%                      0.50%                                       2.40%
                     S  Scudder Advocate Rewards 1.40% 0.15% 0.20%                        0.65%                               2.40%
                     SU Scudder Advocate Rewards 1.55% 0.15% 0.20%                0.50%                                       2.40%
                     R  Scudder Advocate Rewards 1.75% 0.15%                      0.50%                                       2.40%

SEPARATE ACCOUNT        ELEVEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Asset-based Charges
                                                 ----------------------------------------------------------------------------------
                                                                                       Optional Features
                                                             ----------------------------------------------------------------------
 Separate Account   Dth                                                   GMWB I         GMWB II                             Total
    Charge (1)      Ben Product                   M&E   ADM   ESP  GMWB I  PLUS  GMWB II  PLUS   GMWB III  GIS   GISP  GMAB  Charge
------------------- --- ----------------------   ----- ----- ----- ------ ------ ------- ------- -------- ----- ------ ----- ------
Separate Account
  Charge 2.45%       SU Scudder Advocate Rewards 1.55% 0.15% 0.20%         0.55%                                              2.45%
                     R  Scudder Advocate Rewards 1.75% 0.15%               0.55%                                              2.45%

Separate Account
  Charge 2.50%       R  Pioneer AnnuiStar Plus   1.75% 0.15% 0.20%  0.40%                                                     2.50%
                     R  Portfolio Architect Plus 1.75% 0.15% 0.20%  0.40%                                                     2.50%
                     R  Scudder Advocate Rewards 1.75% 0.15% 0.20%  0.40%                                                     2.50%
                     R  Scudder Advocate Rewards 1.75% 0.15% 0.20%                                                     0.40%  2.50%

Separate Account
  Charge 2.55%       SU Scudder Advocate Rewards 1.55% 0.15% 0.20%                        0.65%                               2.55%
                     R  Scudder Advocate Rewards 1.75% 0.15%                              0.65%                               2.55%

Separate Account
  Charge 2.60%       R  Pioneer AnnuiStar Plus   1.75% 0.15% 0.20%                                                     0.50%  2.60%
                     R  Pioneer AnnuiStar Plus   1.75% 0.15% 0.20%                0.50%                                       2.60%
                     R  Portfolio Architect Plus 1.75% 0.15% 0.20%                                                     0.50%  2.60%
                     R  Portfolio Architect Plus 1.75% 0.15% 0.20%                0.50%                                       2.60%
                     R  Scudder Advocate Rewards 1.75% 0.15% 0.20%                0.50%                                       2.60%

Separate Account
  Charge 2.65%       R  Scudder Advocate Rewards 1.75% 0.15% 0.20%         0.55%                                              2.65%

Separate Account
  Charge 2.75%       R  Scudder Advocate Rewards 1.75% 0.15% 0.20%                        0.65%                               2.75%


(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

      For Contracts in the accumulation phase with a value of less than $100,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

      A withdrawal charge will be applied to withdrawals from the contract and will be calculated as a percentage of the purchase payments and any purchase payment credits withdrawn. The maximum percentage is 8%, decreasing to 0% in contract year ten and later for all products.

      For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

      Effective February 25, 2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

      Effective April 29, 2005, the Scudder Variable Series I: 21st Century Growth Portfolio - Class B was merged into the Scudder Variable Series II:
      Scudder Small Cap Growth Portfolio - Class B.

      Effective April 29, 2005, the Scudder Variable Series II: Scudder Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B.

      Effective April 29, 2005, the Scudder Variable Series II: SVS Eagle Focused Large Cap Growth Portfolio - Class B was merged into the Scudder Variable Series I: Capital Growth Portfolio - Class B.

      Effective April 29, 2005, the Scudder Variable Series II: SVS Focus Value & Growth Portfolio - Class B was merged into the Scudder Variable Series
      I: Growth & Income Portfolio - Class B.

      Effective September 19, 2005, the Scudder Variable Series II: SVS Index 500 Portfolio -Class B was merged into the Scudder Investments VIT Funds:
      Scudder VIT Equity 500 Index Fund Class B2.

5. STATEMENT OF INVESTMENTS

                                                                                         FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                  -------------------------------------------------
                                                                                     NO. OF       MARKET      COST OF     PROCEEDS
INVESTMENTS                                                                          SHARES        VALUE     PURCHASES   FROM SALES
                                                                                  ------------ ------------ ----------- -----------
CAPITAL APPRECIATION FUND (0.9%)
      Total (Cost $6,814,619)                                                          100,808 $  7,891,227 $ 5,475,743 $   158,957
                                                                                  ------------ ------------ ----------- -----------
HIGH YIELD BOND TRUST (0.8%)
      Total (Cost $6,335,193)                                                          636,046    6,385,901   5,289,842     557,857
                                                                                  ------------ ------------ ----------- -----------
MANAGED ASSETS TRUST (0.5%)
      Total (Cost $4,346,292)                                                          262,332    4,512,109   3,880,610     810,406
                                                                                  ------------ ------------ ----------- -----------
MONEY MARKET PORTFOLIO (1.9%)
      Total (Cost $15,972,917)                                                      15,972,917   15,972,917  15,694,713   9,191,848
                                                                                  ------------ ------------ ----------- -----------
AIM VARIABLE INSURANCE FUNDS (1.1%)
   AIM V.I. Capital Appreciation Fund - Series II (Cost $4,392,782)                    205,008    5,008,356   1,751,316     195,604
   AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $2,327,449)                     182,078    2,461,689   1,019,905     113,147
   AIM V.I. Utilities Fund (Cost $1,588,726)                                           101,098    1,802,569   1,075,458      85,646
                                                                                  ------------ ------------ ----------- -----------
      Total (Cost $8,308,957)                                                          488,184    9,272,614   3,846,679     394,397
                                                                                  ------------ ------------ ----------- -----------
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.3%)
   AllianceBernstein Large-Cap Growth Portfolio - Class B
      Total (Cost $1,944,346)                                                           89,985    2,388,200     732,946     256,311
                                                                                  ------------ ------------ ----------- -----------
AMERICAN FUNDS INSURANCE SERIES (12.3%)
   Global Growth Fund - Class 2 Shares (Cost $12,886,417)                              770,153   15,033,382   7,701,504     372,923
   Growth Fund - Class 2 Shares (Cost $42,135,457)                                     840,794   49,590,015  25,090,804     439,644
   Growth-Income Fund - Class 2 Shares (Cost $37,733,135)                            1,055,219   40,224,939  22,912,680     614,875
                                                                                  ------------ ------------ ----------- -----------
      Total (Cost $92,755,009)                                                       2,666,166  104,848,336  55,704,988   1,427,442
                                                                                  ------------ ------------ ----------- -----------
CREDIT SUISSE TRUST (0.5%)
   Credit Suisse Trust Emerging Markets Portfolio (Cost $2,911,269)                    218,722    3,678,904   2,226,231     143,791
   Credit Suisse Trust Global Small Cap Portfolio (Cost $577,448)                       53,831      697,113     329,837     133,563
                                                                                  ------------ ------------ ----------- -----------
      Total (Cost $3,488,717)                                                          272,553    4,376,017   2,556,068     277,354
                                                                                  ------------ ------------ ----------- -----------
DELAWARE VIP TRUST (1.6%)
   Delaware VIP REIT Series - Standard Class
      Total (Cost $12,596,589)                                                         723,705   13,583,934   8,318,837     902,764
                                                                                  ------------ ------------ ----------- -----------
DREYFUS INVESTMENT PORTFOLIO (0.6%)
   Dreyfus MidCap Stock Portfolio - Service Shares
      Total (Cost $4,287,766)                                                          258,529    4,927,554   1,700,808     254,068
                                                                                  ------------ ------------ ----------- -----------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.0%)
   Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
      Total (Cost $265,872)                                                             10,940      283,341     214,477      19,671
                                                                                  ------------ ------------ ----------- -----------
DREYFUS VARIABLE INVESTMENT FUND (1.2%)
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $2,073,348)              58,679    2,177,571   1,239,830     180,747
   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (Cost $7,472,262)       187,357    8,236,223   4,134,572     363,164
                                                                                  ------------ ------------ ----------- -----------
      Total (Cost $9,545,610)                                                          246,036   10,413,794   5,374,402     543,911
                                                                                  ------------ ------------ ----------- -----------
FAM VARIABLE SERIES FUNDS, INC. (1.5%)
   Mercury Global Allocation V.I. Fund - Class III (Cost $6,669,150)                   571,601    7,116,429   5,444,912      93,447
   Mercury Value Opportunities V.I. Fund - Class III (Cost $7,470,209)                 928,136    5,540,975   5,489,017      84,962
                                                                                  ------------ ------------ ----------- -----------
      Total (Cost $14,139,359)                                                       1,499,737   12,657,404  10,933,929     178,409
                                                                                  ------------ ------------ ----------- -----------

                                                                                          FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                      --------------------------------------------
                                                                                       NO. OF    MARKET       COST OF    PROCEEDS
INVESTMENTS                                                                            SHARES     VALUE      PURCHASES  FROM SALES
                                                                                      --------- ----------- ----------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (7.3%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares (Cost $10,521,377)         625,222 $11,153,967 $ 5,453,462 $  621,778
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares (Cost $3,749,089)      204,599   4,165,644   1,627,801    255,751
  Mutual Shares Securities Fund - Class 2 Shares (Cost $6,762,837)                      410,720   7,462,779   4,757,631     96,771
  Templeton Developing Markets Securities Fund - Class 2 Shares (Cost $8,344,460)       954,519  10,404,256   5,866,259    240,137
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $13,442,608)                 965,065  15,074,313   8,968,399    290,725
  Templeton Growth Securities Fund - Class 2 Shares (Cost $12,583,909)                1,003,484  13,858,115   8,490,839    221,540
                                                                                      --------- ----------- ----------- ----------
    Total (Cost $55,404,280)                                                          4,163,609  62,119,074  35,164,391  1,726,702
                                                                                      --------- ----------- ----------- ----------
GREENWICH STREET SERIES FUND (3.1%)
  Equity Index Portfolio - Class II Shares (Cost $11,149,743)                           392,219  11,923,465   5,816,551  1,006,863
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (Cost $6,781,477)   328,029   7,652,916   4,184,453    187,901
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $4,560,980)                                                                   225,825   5,212,037   1,802,906    317,939
  Salomon Brothers Variable Growth & Income Fund - Class I Shares (Cost $1,379,897)     293,953   1,490,342     379,247     73,723
                                                                                      --------- ----------- ----------- ----------
    Total (Cost $23,872,097)                                                          1,240,026  26,278,760  12,183,157  1,586,426
                                                                                      --------- ----------- ----------- ----------
JANUS ASPEN SERIES (0.2%)
  Balanced Portfolio - Service Shares (Cost $318,135)                                    13,343     355,181      34,421      7,892
  Global Life Sciences Portfolio - Service Shares (Cost $193,927)                        26,054     230,314       6,865     11,698
  Global Technology Portfolio - Service Shares (Cost $667,062)                          193,552     766,466     347,059     39,209
  Worldwide Growth Portfolio - Service Shares (Cost $202,361)                             7,887     218,951     115,408     41,534
                                                                                      --------- ----------- ----------- ----------
    Total (Cost $1,381,485)                                                             240,836   1,570,912     503,753    100,333
                                                                                      --------- ----------- ----------- ----------
LAZARD RETIREMENT SERIES, INC. (0.6%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $4,661,266)                                                             293,371   4,784,879   2,834,895    122,957
                                                                                      --------- ----------- ----------- ----------

LORD ABBETT SERIES FUND, INC. (2.9%)
  Growth and Income Portfolio (Cost $12,384,271)                                        472,963  12,372,706   8,511,657    177,419
  Mid-Cap Value Portfolio (Cost $12,137,587)                                            599,644  12,646,482   8,047,444    225,778
                                                                                      --------- ----------- ----------- ----------
    Total (Cost $24,521,858)                                                          1,072,607  25,019,188  16,559,101    403,197
                                                                                      --------- ----------- ----------- ----------
OPPENHEIMER VARIABLE ACCOUNT FUNDS (2.1%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $4,195,055)           118,192   4,518,472   2,140,760    407,486
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $6,902,250)              251,068   8,325,402   3,581,207    192,909
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $4,422,917)                    222,577   4,814,337   3,079,958    103,814
                                                                                      --------- ----------- ----------- ----------
    Total (Cost $15,520,222)                                                            591,837  17,658,211   8,801,925    704,209
                                                                                      --------- ----------- ----------- ----------
PIMCO VARIABLE INSURANCE TRUST (4.1%)
  Real Return Portfolio - Administrative Class (Cost $11,200,158)                       871,076  11,053,952   6,926,331    352,405
  Total Return Portfolio - Administrative Class (Cost $24,305,547)                    2,316,047  23,716,322  15,588,418    159,508
                                                                                      --------- ----------- ----------- ------------
    Total (Cost $35,505,705)                                                          3,187,123  34,770,274  22,514,749    511,913
                                                                                      --------- ----------- ----------- ------------
PIONEER VARIABLE CONTRACTS TRUST (12.8%)
  Pioneer  AmPac Growth VCT Portfolio - Class II (Cost $644,248)                         66,185     676,412     317,159    125,545
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $7,589,482)              753,143   7,418,454   4,285,610    431,278
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $4,695,108)                    330,122   4,842,895   2,287,946    174,359
  Pioneer Cullen Value VCT Portfolio - Class II Shares (Cost $1,382,540)                129,814   1,426,660   1,410,056     28,262
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $4,362,629)            222,386   6,191,215   2,331,713    399,954
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $7,405,959)               368,702   7,879,163   3,875,520    362,277
  Pioneer Equity Opportunity VCT Portfolio - Class II Shares (Cost $30,700)               2,950      31,801      38,009      7,436
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $587,151)                         58,638     656,749     393,203    101,052
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $7,195,277)                        368,206   7,912,742   3,271,082    323,138
  Pioneer Global High Yield VCT Portfolio - Class II Shares (Cost $693,896)              69,475     696,136     709,867     15,916

                                                                                          FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                      --------------------------------------------
                                                                                        NO. OF    MARKET      COST OF    PROCEEDS
INVESTMENTS                                                                            SHARES     VALUE      PURCHASES  FROM SALES
                                                                                      --------- ----------- ----------- ----------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $1,303,836)               107,872 $ 1,423,908 $   512,677 $   89,960
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $10,180,063)                 903,824   9,833,606   6,562,819  3,824,503
  Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares
    (Cost $1,113,176)                                                                   106,231   1,166,417   1,124,545     11,724
  Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
    (Cost $4,525,719)                                                                   437,006   4,710,922   4,544,375     19,353
  Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares
    (Cost $4,745,325)                                                                   459,120   4,880,450   4,788,576     44,532
  Pioneer International Value VCT Portfolio - Class II Shares (Cost $1,222,193)         106,877   1,456,739     624,232     88,382
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $7,739,915)               333,549   8,245,324   4,171,031    153,571
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $4,181,278)                                                                   384,847   4,610,471   2,802,178    109,455
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares (Cost $5,761,555)          252,528   6,588,453   3,533,656    562,379
  Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (Cost $1,611,689)           151,677   1,724,563     882,988     81,334
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $4,091,010)             290,072   4,661,451   2,129,076    109,917
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $755,105)                  63,953     748,886     515,772     56,581
  Pioneer Strategic Income VCT Portfolio - Class II Shares (Cost $15,860,519)         1,445,734  15,556,099   8,409,061    507,078
  Pioneer Value VCT Portfolio - Class II Shares (Cost $4,587,784)                       359,951   5,010,515   1,802,088    306,115
                                                                                      --------- ----------- ----------- ----------
    Total (Cost $102,266,157)                                                         7,772,862 108,350,031  61,323,239  7,934,101
                                                                                      --------- ----------- ----------- ----------
PUTNAM VARIABLE TRUST (1.6%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $506,724)                  37,704     613,061     132,219     56,244
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $11,840,911)                   559,471  12,828,674   7,546,062  1,262,229
                                                                                      --------- ----------- ----------- ----------
    Total (Cost $12,347,635)                                                            597,175  13,441,735   7,678,281  1,318,473
                                                                                      --------- ----------- ----------- ----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.9%)
  All Cap Fund - Class I (Cost $3,616,822)                                              226,386   3,927,798   1,352,699    204,071
  Investors Fund - Class I (Cost $2,352,365)                                            175,396   2,550,258   1,100,631    421,301
  Large Cap Growth Fund - Class I (Cost $2,463,602)                                     215,376   2,653,436   1,191,894    396,188
  Salomon Brothers Variable All Cap Fund - Class II (Cost $22,071)                        1,353      23,492      22,420        360
  Small Cap Growth Fund - Class I (Cost $4,260,675)                                     329,374   4,492,665   2,179,144    109,907
  Total Return Fund - Class II (Cost $2,545,538)                                        225,738   2,591,478   1,381,122    145,239
                                                                                      --------- ----------- ----------- ----------
    Total (Cost $15,261,073)                                                          1,173,623  16,239,127   7,227,910  1,277,066
                                                                                      --------- ----------- ----------- ----------
SCUDDER INVESTMENTS VIT FUNDS (1.1%)
  Scudder Real Estate Securities Portfolio - Class B (Cost $4,427,197)                  298,511   4,952,296   2,227,548    471,300
  Scudder VIT Equity 500 Index Fund - Class B2 (Cost $4,554,184)                        352,071   4,608,607   4,644,734     88,961
                                                                                      --------- ----------- ----------- ----------
    Total (Cost $8,981,381)                                                             650,582   9,560,903   6,872,282    560,261
                                                                                      --------- ----------- ----------- ----------
SCUDDER VARIABLE SERIES I (2.0%)
  21st Century Growth Portfolio - Class B (Cost $0)                                           -           -      48,691    368,629
  Capital Growth Portfolio - Class B (Cost $3,903,389)                                  258,083   4,338,381   3,414,409    414,095
  Global Discovery Portfolio - Class B (Cost $2,334,009)                                193,859   2,876,868   1,416,370    133,124
  Growth and Income Portfolio - Class B (Cost $4,059,969)                               461,125   4,463,694   1,813,462    641,320
  Health Sciences Portfolio - Class B (Cost $2,385,358)                                 206,433   2,656,795   1,177,493    174,961
  International Portfolio - Class B (Cost $2,238,278)                                   256,219   2,772,294     847,174    197,933
  SVS I Scudder Bond Portfolio - Class B (Cost $51,313)                                   7,385      51,476      51,604        289
                                                                                      --------- ----------- ----------- ----------
    Total (Cost $14,972,316)                                                          1,383,104  17,159,508   8,769,203  1,930,351
                                                                                      --------- ----------- ----------- ----------
SCUDDER VARIABLE SERIES II (15.5%)
  Scudder Blue Chip Portfolio - Class B (Cost $4,779,161)                               361,304   5,358,144   3,596,534  1,703,277
  Scudder Conservative Income Strategy Portfolio - Class B (Cost $3,032,713)            290,175   3,148,394   3,234,819  1,128,167
  Scudder Fixed Income Portfolio - Class B (Cost $6,502,601)                            551,700   6,499,022   2,291,151    821,935
  Scudder Global Blue Chip Portfolio - Class B (Cost $2,322,507)                        205,151   2,960,323   1,213,712    296,737
  Scudder Government & Agency Securities Portfolio - Class B (Cost $1,490,746)          121,107   1,481,136     523,516    246,520
  Scudder Growth & Income Strategy Portfolio - Class B (Cost $14,786,340)             1,374,450  15,627,501  11,169,571    621,823
  Scudder Growth Portfolio - Class B (Cost $0)                                                -           -     630,514  1,861,766

                                                                                         FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                     ---------------------------------------------
                                                                                       NO. OF     MARKET      COST OF    PROCEEDS
INVESTMENTS                                                                            SHARES      VALUE     PURCHASES  FROM SALES
                                                                                     ---------- ----------- ----------- ----------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Growth Strategy Portfolio - Class B (Cost $16,413,961)                      1,496,802 $17,467,678 $12,087,062 $  318,438
  Scudder High Income Portfolio - Class B (Cost $5,483,152)                             668,780   5,497,375   3,554,989  1,117,772
  Scudder Income & Growth Strategy Portfolio - Class B (Cost $6,656,342)                623,945   6,925,786   5,475,766  1,207,296
  Scudder International Select Equity Portfolio - Class B (Cost $3,463,222)             310,193   4,097,646   1,846,655    351,088
  Scudder Mercury Large Cap Core Portfolio (Cost $1,559,630)                            142,441   1,659,437   1,523,376     22,199
  Scudder Mid-Cap Growth Portfolio - Class B (Cost $599,299)                             63,011     705,096     233,411    103,197
  Scudder Money Market Portfolio - Class B (Cost $2,958,564)                          2,958,564   2,958,564   7,156,148  6,506,802
  Scudder Salomon Aggressive Growth Portfolio (Cost $317,717)                            35,106     363,695     244,778     45,247
  Scudder Small Cap Growth Portfolio - Class B (Cost $2,401,192)                        201,825   2,688,315   1,480,709    165,643
  Scudder Strategic Income Portfolio - Class B (Cost $4,602,178)                        403,970   4,617,372   2,419,498    240,529
  Scudder Technology Growth Portfolio - Class B (Cost $1,262,196)                       147,996   1,363,046     453,939    121,594
  Scudder Templeton Foreign Value Portfolio (Cost $1,714,648)                           158,649   1,813,355   1,634,965     22,913
  Scudder Total Return Portfolio - Class B (Cost $4,281,288)                            196,776   4,470,760   1,966,482    201,729
  SVS Davis Venture Value Portfolio - Class B (Cost $7,286,836)                         662,861   8,265,875   3,080,872    630,913
  SVS Dreman Financial Services Portfolio - Class B (Cost $2,292,121)                   181,288   2,411,133   1,054,471    157,150
  SVS Dreman High Return Equity Portfolio - Class B (Cost $10,511,228)                  865,274  11,586,021   5,946,285    841,661
  SVS Dreman Small Cap Value Portfolio - Class B (Cost $6,838,221)                      374,815   7,470,070   3,854,783    357,749
  SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $0)                            -           -     106,492  1,275,308
  SVS Focus Value & Growth Portfolio - Class B (Cost $0)                                      -           -     108,993    634,434
  SVS II Scudder Large Cap Value Portfolio - Class B (Cost $2,484,945)                  167,857   2,650,455     753,209    401,724
  SVS Index 500 Portfolio - Class B (Cost $0)                                                 -           -   1,378,906  5,072,604
  SVS Janus Growth And Income Portfolio - Class B (Cost $1,957,086)                     210,926   2,313,860     851,480    139,290
  SVS Janus Growth Opportunities Portfolio - Class B (Cost $755,922)                    100,391     830,237     532,264     55,182
  SVS MFS Strategic Value Portfolio - Class B (Cost $2,128,173)                         197,462   2,118,763     590,010    272,005
  SVS Oak Strategic Equity Portfolio - Class B (Cost $2,023,713)                        314,994   2,072,661   1,207,510     77,459
  SVS Turner Mid Cap Growth Portfolio - Class B (Cost $1,735,770)                       188,648   2,052,495     518,093    108,604
                                                                                     ---------- ----------- ----------- ----------
    Total (Cost $122,641,472)                                                        13,576,461 131,474,215  82,720,963 27,128,755
                                                                                     ---------- ----------- ----------- ----------
THE ALGER AMERICAN FUND (0.6%)
  Alger American Balanced Portfolio - Class S Shares (Cost $3,374,740)                  256,831   3,752,304     756,953    240,423
  Alger American Leveraged AllCap Portfolio - Class S Shares (Cost $1,091,558)           36,927   1,271,759     633,706     94,092
                                                                                     ---------- ----------- ----------- ----------
    Total (Cost $4,466,298)                                                             293,758   5,024,063   1,390,659    334,515
                                                                                     ---------- ----------- ----------- ----------
THE TRAVELERS SERIES TRUST (13.9%)
  AIM Capital Appreciation Portfolio (Cost $2,278,717)                                  219,149   2,544,321   1,378,761    213,298
  Convertible Securities Portfolio (Cost $3,135,881)                                    259,439   3,074,348   1,368,569    374,662
  Disciplined Mid Cap Stock Portfolio (Cost $4,361,917)                                 226,950   4,983,815   2,196,876    355,526
  Equity Income Portfolio (Cost $9,460,762)                                             563,671   9,965,695   5,302,162    219,167
  Federated High Yield Portfolio (Cost $4,885,386)                                      559,965   4,950,090   2,240,716    327,612
  Federated Stock Portfolio (Cost $683,535)                                              42,738     745,352     368,836    129,265
  Large Cap Portfolio (Cost $3,488,231)                                                 257,108   3,892,609   2,457,418    195,544
  Managed Allocation Series: Aggressive Portfolio (Cost $988,446)                        92,510   1,039,811   1,045,924     59,318
  Managed Allocation Series: Conservative Portfolio (Cost $997,270)                      96,818   1,001,102   1,239,592    243,453
  Managed Allocation Series: Moderate Portfolio (Cost $7,834,122)                       747,258   8,070,390   8,654,868    835,110
  Managed Allocation Series: Moderate-Aggressive Portfolio (Cost $4,779,146)            453,234   4,949,314   5,071,558    298,009
  Managed Allocation Series: Moderate-Conservative Portfolio (Cost $865,198)             84,212     890,958     870,835      5,748
  Mercury Large Cap Core Portfolio (Cost $3,644,754)                                    401,563   4,071,851   2,614,726    265,122
  MFS Emerging Growth Portfolio (Cost $0)                                                     -           -     257,982  1,415,847
  MFS Mid Cap Growth Portfolio (Cost $4,226,909)                                        567,648   4,592,272   2,912,910    241,686
  MFS Total Return Portfolio (Cost $30,481,151)                                       1,790,810  29,440,916  19,535,873  1,198,571
  MFS Value Portfolio (Cost $5,951,447)                                                 481,305   5,987,433   4,625,737    111,629
  Mondrian International Stock Portfolio (Cost $3,541,032)                              318,471   3,980,887   2,212,805    149,894
  Pioneer Fund Portfolio (Cost $1,113,324)                                               94,334   1,202,755     817,454     55,956

                                                                                         FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                                     ---------------------------------------------
                                                                                       NO. OF     MARKET      COST OF    PROCEEDS
INVESTMENTS                                                                            SHARES      VALUE     PURCHASES  FROM SALES
                                                                                     ---------- ----------- ----------- ----------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Pioneer Mid Cap Value Portfolio (Cost $317,286)                                       29,277  $   315,604 $   321,595 $    4,249
  Pioneer Strategic Income Portfolio (Cost $7,847,691)                                 822,834    7,677,040   5,874,890    359,312
  Strategic Equity Portfolio (Cost $830,844)                                            49,639      883,076     507,498    104,430
  Style Focus Series: Small Cap Growth Portfolio (Cost $85,675)                          7,596       85,986      97,821     12,251
  Style Focus Series: Small Cap Value Portfolio (Cost $77,035)                           6,874       76,921      86,591      9,575
  Travelers Quality Bond Portfolio (Cost $7,471,153)                                   664,170    7,445,344   3,246,894    665,403
  U.S. Government Securities Portfolio (Cost $6,067,975)                               463,467    6,159,482   4,634,911    256,818
                                                                                     ---------- ----------- ----------- ----------
    Total (Cost $115,414,887)                                                        9,301,040  118,027,372  79,943,802  8,107,455
                                                                                     ---------- ----------- ----------- ----------
TRAVELERS SERIES FUND INC. (0.5%)
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $3,467,938)               343,772    3,417,092   2,418,504    477,787
  Social Awareness Stock Portfolio (Cost $718,937)                                      30,936      779,274     485,101     21,294
                                                                                     ---------- ----------- ----------- ----------
    Total (Cost $4,186,875)                                                            374,708    4,196,366   2,903,605    499,081
                                                                                     ---------- ----------- ----------- ----------
VAN KAMPEN LIFE INVESTMENT TRUST (1.6%)
  Comstock Portfolio - Class II Shares (Cost $12,389,812)                              958,749   13,086,929   8,132,923    290,903
  Enterprise Portfolio - Class II Shares (Cost $141,850)                                11,259      164,375       6,926      5,771
                                                                                     ---------- ----------- ----------- ----------
    Total (Cost $12,531,662)                                                           970,008   13,251,304   8,139,849    296,674
                                                                                     ---------- ----------- ----------- ----------
VARIABLE INSURANCE PRODUCTS FUND (5.0%)
  Contrafund(R) Portfolio - Service Class 2 (Cost $15,303,127)                         579,462   17,783,679  10,411,627    340,339
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $1,157,706)           165,190    1,417,333     765,847     33,823
  Mid Cap Portfolio - Service Class 2 (Cost $19,729,542)                               684,814   23,742,504  12,992,733    301,329
                                                                                     ---------- ----------- ----------- ----------
    Total (Cost $36,190,375)                                                         1,429,466   42,943,516  24,170,207    675,491
                                                                                     ---------- ----------- ----------- ----------

6. FINANCIAL HIGHLIGHTS

                                                                                                                        TOTAL
                                    YEAR              UNIT VALUE       NET     INVESTMENT (1)   EXPENSE RATIO (2)    RETURN (3)
                                   ENDED    UNITS      LOWEST TO      ASSETS       INCOME           LOWEST TO         LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)     RATIO (%)         HIGHEST (%)       HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
CAPITAL APPRECIATION FUND            2005    4,956   1.345 - 1.666     7,891           -           1.55 - 2.60        6.68 - 17.26
                                     2004    1,172   1.169 - 1.432     1,641           -           1.55 - 2.50        1.88 - 20.49
                                     2003        7           1.217         8        0.05                  1.55                9.54

HIGH YIELD BOND TRUST                2005    6,031   1.044 - 1.070     6,386        0.01           1.55 - 2.50      (1.14) - (0.28)
                                     2004    1,461   1.056 - 1.078     1,553       16.46           1.55 - 2.50         0.09 - 7.16

MANAGED ASSETS TRUST                 2005    4,185   1.068 - 1.092     4,512        0.01           1.55 - 2.50         1.52 - 2.69
                                     2004    1,213   1.056 - 1.073     1,284        4.94           1.55 - 2.30         3.07 - 7.98

MONEY MARKET PORTFOLIO               2005   16,102   0.977 - 1.004    16,000        2.93           1.55 - 2.60         0.20 - 1.31
                                     2004    9,637   0.973 - 0.996     9,478        1.26           1.55 - 2.60       (1.52) - 0.00
                                     2003      623   0.988 - 0.994       617        0.26           1.55 - 2.50       (0.70) - 0.00
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Capital Appreciation
    Fund - Series II                 2005    3,728   1.114 - 1.371     5,008           -           1.55 - 2.60        5.79 - 15.98
                                     2004    2,380   1.053 - 1.283     3,034           -           1.55 - 2.60      (0.17) - 12.70
                                     2003       76   1.221 - 1.225        93           -           1.55 - 2.10       (0.16) - 8.99

  AIM V.I. Mid Cap Core Equity
    Fund - Series II                 2005    1,720   1.112 - 1.470     2,462        0.34           1.55 - 2.60         4.60 - 5.68
                                     2004    1,071   1.067 - 1.391     1,478        0.05           1.55 - 2.50        0.40 - 11.82
                                     2003      204   1.240 - 1.244       253         -             1.55 - 2.10        2.73 - 10.78

  AIM V.I. Utilities Fund            2005    1,223   1.109 - 1.496     1,802        3.16           1.55 - 2.60      (4.01) - 15.08
                                     2004      525   1.201 - 1.300       677        1.03           1.55 - 2.45       15.48 - 21.44
                                     2003       67   1.064 - 1.068        71        1.93           1.70 - 2.30        6.29 - 12.00
ALLIANCEBERNSTEIN VARIABLE
  PRODUCT SERIES FUND, INC.
  AllianceBernstein Large-Cap
    Growth Portfolio - Class B       2005    1,745   1.186 - 1.383     2,388           -           1.55 - 2.50       11.96 - 22.23
                                     2004    1,292   1.058 - 1.223     1,570           -           1.55 - 2.50         4.24 - 9.03
                                     2003      154   1.139 - 1.146       176           -           1.55 - 2.50        2.24 - 10.14
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2
    Shares                           2005    9,664   1.236 - 1.657    15,033        0.67           1.55 - 2.60       11.15 - 13.63
                                     2004    4,145   1.112 - 1.475     6,038        0.21           1.55 - 2.60        7.00 - 15.54
                                     2003      126   1.313 - 1.320       166        0.01           1.55 - 2.30        5.55 - 20.27

  Growth Fund - Class 2 Shares       2005   32,712   1.228 - 1.596    49,587        0.83           1.55 - 2.60        6.98 - 14.41
                                     2004   13,782   1.084 - 1.395    19,011        0.39           1.55 - 2.60        7.86 - 17.62
                                     2003      379   1.251 - 1.259       476        0.33           1.55 - 2.50        3.55 - 14.08

  Growth-Income Fund - Class 2
    Shares                           2005   29,868   1.097 - 1.423    40,223        1.66           1.55 - 2.60         1.72 - 4.17
                                     2004   12,151   1.063 - 1.366    16,338        2.20           1.55 - 2.60        3.46 - 11.03
                                     2003      296   1.249 - 1.257       371        2.55           1.55 - 2.50        6.26 - 15.31
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging
    Markets Portfolio                2005    1,918   1.215 - 2.049     3,679        0.85           1.55 - 2.65        8.00 - 30.59
                                     2004      614   1.163 - 1.626       949        0.39           1.55 - 2.50       11.80 - 23.60
                                     2003       61   1.318 - 1.321        80           -           1.70 - 2.10         4.27 - 7.05

  Credit Suisse Trust Global
    Small Cap Portfolio              2005      447   1.277 - 1.649       697           -           1.55 - 2.65        8.91 - 18.65
                                     2004      295   1.131 - 1.442       417           -           1.55 - 2.45        0.99 - 18.31
                                     2003       11   1.237 - 1.240        13           -           1.70 - 2.10       (0.16) - 6.26
DELAWARE VIP TRUST
  Delaware VIP REIT Series -
    Standard Class                   2005    8,204   1.259 - 1.726    13,583        1.45           1.55 - 2.60        4.43 - 14.15
                                     2004    3,638   1.202 - 1.635     5,828        0.37           1.55 - 2.60        8.39 - 29.35
                                     2003      133   1.260 - 1.264       168           -           1.55 - 2.10        3.95 - 14.12

                                    YEAR              UNIT VALUE        NET    INVESTMENT (1)   EXPENSE RATIO (2)   TOTAL RETURN (3)
                                    ENDED   UNITS      LOWEST TO      ASSETS      INCOME           LOWEST TO          LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)      RATIO (%)         HIGHEST (%)        HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock
     Portfolio - Service Shares      2005    3,582   1.069 - 1.417     4,927           -           1.55 - 2.65       (1.00) - 12.43
                                     2004    2,376   1.114 - 1.321     3,082        0.38           1.55 - 2.65         4.18 - 19.40
                                     2003      224   1.168 - 1.173       263        0.32           1.70 - 2.50         1.30 - 14.47
DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC.
  Dreyfus Socially Responsible
     Growth Fund, Inc.- Service
     Shares                          2005      244   1.049 - 1.197       283           -           1.55 - 2.65          1.20 - 6.78
                                     2004       66   1.167 - 1.174        77        0.12           1.70 - 2.10          2.01 - 4.17
                                     2003       64   1.125 - 1.127        72           -           1.70 - 1.95          2.83 - 6.12
DREYFUS VARIABLE INVESTMENT
  FUND
  Dreyfus VIF - Appreciation
     Portfolio - Initial Shares      2005    1,820   1.042 - 1.245     2,177        0.01           1.55 - 2.50          1.76 - 2.72
                                     2004      874   1.022 - 1.212     1,048        3.31           1.55 - 2.50          2.02 - 5.46
                                     2003      123   1.167 - 1.170       144        1.57           1.70 - 2.15         4.93 - 10.30
  Dreyfus VIF - Developing
     Leaders Portfolio - Initial
     Shares                          2005    5,911   1.126 - 1.467     8,236           -           1.55 - 2.60          2.35 - 4.19
                                     2004    2,867   1.093 - 1.408     3,977        0.44           1.55 - 2.50         7.85 - 16.61
                                     2003       98   1.276 - 1.285       125        0.04           1.55 - 2.50       (0.47) - 14.12
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation
     V.I. Fund - Class III           2005    5,509   1.197 - 1.316     7,116        3.25           1.55 - 2.60         7.50 - 10.93
                                     2004    1,109   1.119 - 1.213     1,337       15.47           1.55 - 2.50         1.77 - 15.09
  Mercury Value Opportunities
     V.I. Fund - Class III           2005    4,289   1.203 - 1.313     5,541        0.94           1.55 - 2.50         7.43 - 20.59
                                     2004    1,462   1.119 - 1.211     1,761           -           1.55 - 2.50         5.74 - 15.45
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Rising Dividends
     Securities Fund - Class 2
     Shares                          2005    8,404   1.079 - 1.353    11,153        0.90           1.55 - 2.60        (0.31) - 4.84
                                     2004    4,561   1.074 - 1.329     6,023        0.26           1.55 - 2.50         0.40 - 12.39
                                     2003       68   1.211 - 1.216        82           -           1.55 - 2.10         1.68 - 13.22
  Franklin Small-Mid Cap Growth
     Securities Fund - Class 2
     Shares                          2005    2,841   1.106 - 1.512     4,165           -           1.55 - 2.60          2.12 - 9.27
                                     2004    1,763   1.083 - 1.465     2,564           -           1.55 - 2.60         3.04 - 14.35
                                     2003      121   1.330 - 1.335       161           -           1.55 - 2.10        (0.82) - 6.12

  Mutual Shares Securities Fund
     - Class 2 Shares                2005    5,398   1.184 - 1.457     7,462        0.84           1.55 - 2.60          5.79 - 8.81
                                     2004    1,703   1.099 - 1.339     2,257        0.39           1.55 - 2.60         3.27 - 10.94
                                     2003      111   1.201 - 1.207       133           -           1.55 - 2.30         5.17 - 11.58
  Templeton Developing Markets
     Securities Fund - Class 2
     Shares                          2005    4,916   1.564 - 2.279    10,404        1.19           1.55 - 2.60        22.19 - 26.88
                                     2004    1,742   1.261 - 1.816     3,128        1.52           1.55 - 2.50         5.88 - 28.51
                                     2003       12   1.474 - 1.479        17           -           1.55 - 2.10         5.57 - 21.63
  Templeton Foreign Securities
     Fund - Class 2 Shares           2005    9,400   1.239 - 1.694    15,074        1.14           1.55 - 2.60         6.60 - 10.44
                                     2004    3,390   1.153 - 1.562     5,239        0.57           1.55 - 2.60         4.34 - 16.82
                                     2003      195   1.333 - 1.338       260           -           1.55 - 2.10          6.28 - 9.80
  Templeton Growth Securities
     Fund - Class 2 Shares           2005    9,025   1.190 - 1.626    13,857        1.08           1.55 - 2.50          2.12 - 7.19
                                     2004    3,152   1.119 - 1.517     4,709        0.88           1.55 - 2.50         2.66 - 14.23
                                     2003      118   1.319 - 1.328       156           -           1.55 - 2.50         4.92 - 16.29

                                    YEAR              UNIT VALUE      NET      INVESTMENT (1)   EXPENSE RATIO (2)   TOTAL RETURN (3)
                                    ENDED    UNITS     LOWEST TO      ASSETS      INCOME           LOWEST TO          LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)      RATIO (%)         HIGHEST (%)        HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -
     Class II Shares                 2005    9,144   1.089 - 1.350    11,923        1.48           1.55 - 2.50          1.70 - 8.80
                                     2004    5,183   1.072 - 1.316     6,722        3.15           1.55 - 2.50         5.08 - 10.47
                                     2003      239   1.208 - 1.212       290        1.73           1.55 - 2.10         5.49 - 14.81
  Salomon Brothers Variable
     Aggressive Growth Fund -
     Class I Shares                  2005    5,529   1.131 - 1.480     7,653           -           1.55 - 2.50         7.13 - 17.99
                                     2004    2,209   1.056 - 1.368     2,975           -           1.55 - 2.50       (1.53) - 13.30
                                     2003      122   1.265 - 1.274       155           -           1.55 - 2.50         4.20 - 13.14
  Salomon Brothers Variable
     Aggressive Growth Fund -
     Class II Shares                 2005    3,681   1.123 - 1.453     5,212           -           1.55 - 2.60         6.85 - 17.48
                                     2004    2,435   1.051 - 1.346     3,257           -           1.55 - 2.60       (0.89) - 10.69
                                     2003      146   1.252 - 1.257       184           -           1.55 - 2.10        (0.08) - 7.45
  Salomon Brothers Variable
     Growth & Income Fund -
     Class I Shares                  2005    1,151   1.078 - 1.338     1,490        0.41           1.55 - 2.40          1.22 - 2.06
                                     2004      878   1.065 - 1.311     1,134        2.13           1.55 - 2.40          2.36 - 8.77
                                     2003       57   1.225 - 1.229        70        0.55           1.55 - 1.95          5.06 - 7.24
JANUS ASPEN SERIES
  Balanced Portfolio - Service
     Shares                          2005      290   1.213 - 1.237       355        2.12           1.55 - 2.30          5.20 - 6.00
                                     2004      268   1.153 - 1.167       310        3.13           1.55 - 2.30          5.52 - 6.99
                                     2003       48   1.090 - 1.092        53        1.42           1.90 - 2.15          4.41 - 7.27
  Global Life Sciences
     Portfolio - Service Shares      2005      157   1.453 - 1.483       230           -           1.55 - 2.30         9.74 - 10.67
                                     2004      157   1.324 - 1.340       209           -           1.55 - 2.30         1.07 - 12.42
                                     2003       15   1.189 - 1.192        18           -           1.55 - 1.95          7.02 - 8.96

  Global Technology Portfolio -
     Service Shares                  2005      536   1.146 - 1.508       766           -           1.55 - 2.40         4.56 - 23.46
                                     2004      279   1.217 - 1.373       381           -           1.55 - 2.30        (1.37) - 3.49
                                     2003        9   1.382 - 1.386        12           -           1.55 - 1.95        (0.86) - 9.05

  Worldwide Growth Portfolio -
     Service Shares                  2005      165   1.322 - 1.341       219        1.34           1.55 - 2.10          3.36 - 3.95
                                     2004      106   1.279 - 1.290       136        1.18           1.55 - 2.10        (4.19) - 2.87
                                     2003       30   1.250 - 1.254        38        0.25           1.55 - 1.95        11.76 - 13.53
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap
     Portfolio                       2005    3,280   1.143 - 1.546     4,785           -           1.55 - 2.50          1.41 - 4.86
                                     2004    1,449   1.128 - 1.509     2,161           -           1.55 - 2.50         2.07 - 16.21
                                     2003       58   1.330 - 1.334        78           -           1.55 - 2.10         4.88 - 15.84
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio        2005    9,339   1.105 - 1.402    12,372        1.31           1.55 - 2.60          0.74 - 4.69
                                     2004    3,180   1.099 - 1.379     4,334        2.24           1.55 - 2.50         2.01 - 14.21
                                     2003      169   1.239 - 1.243       210        1.69           1.55 - 2.10         4.98 - 12.93

  Mid-Cap Value Portfolio            2005    8,163   1.226 - 1.638    12,646        0.58           1.55 - 2.50         5.55 - 13.54
                                     2004    3,089   1.160 - 1.537     4,701        0.80           1.55 - 2.50         3.66 - 21.96
                                     2003      108   1.252 - 1.257       136        2.19           1.70 - 2.30         7.90 - 16.90

                                    YEAR              UNIT VALUE       NET     INVESTMENT (1)   EXPENSE RATIO (2)   TOTAL RETURN (3)
                                    ENDED    UNITS     LOWEST TO      ASSETS        INCOME           LOWEST TO          LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)      RATIO (%)         HIGHEST (%)        HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
OPPENHEIMER VARIABLE ACCOUNT
    FUNDS
    Oppenheimer Capital
        Appreciation Fund/VA -
        Service Shares               2005    3,468   1.068 - 1.337     4,518        0.59           1.55 - 2.60          2.28 - 5.10
                                     2004    2,015   1.200 - 1.294     2,595        0.07           1.55 - 2.50        (0.25) - 8.40
                                     2003      151   1.229 - 1.233       186           -           1.55 - 2.10          2.93 - 6.57
    Oppenheimer Global
        Securities Fund/VA
        - Service Shares             2005    4,684   1.297 - 1.858     8,325        0.69           1.55 - 2.60        11.24 - 18.75
                                     2004    2,418   1.169 - 1.654     3,977        0.35           1.55 - 2.50         0.20 - 19.32
                                     2003      127   1.408 - 1.413       179           -           1.55 - 2.10         3.37 - 23.10
    Oppenheimer Main Street
        Fund/VA - Service Shares     2005    4,396   1.083 - 1.103     4,814        0.67           1.55 - 2.40          3.30 - 7.55
                                     2004    1,460   1.048 - 1.064     1,540           -           1.55 - 2.20         5.72 - 10.90
PIMCO VARIABLE INSURANCE
    TRUST
    Real Return Portfolio -
        Administrative Class         2005    9,967   1.018 - 1.128    11,053        2.92           1.55 - 2.60        (0.56) - 0.66
                                     2004    4,188   1.020 - 1.122     4,667        1.18           1.55 - 2.60          1.23 - 7.47
                                     2003      331   1.043 - 1.047       346        0.38           1.55 - 2.10        (1.23) - 2.45

    Total Return Portfolio -
        Administrative Class         2005   22,715   1.014 - 1.055    23,715        3.59           1.55 - 2.60        (0.19) - 0.86
                                     2004    8,552   1.011 - 1.046     8,894        1.99           1.55 - 2.60          0.10 - 3.26
                                     2003      649   1.007 - 1.013       656        1.33           1.55 - 2.50        (1.37) - 3.58
PIONEER VARIABLE CONTRACTS
    TRUST
    Pioneer  AmPac Growth VCT
        Portfolio - Class II         2005      684   0.977 - 0.998       676        0.40           1.55 - 2.60        (1.31) - 3.47
                                     2004      476   0.994 - 1.002       475           -           1.55 - 2.50        (0.30) - 8.82
    Pioneer America Income VCT
        Portfolio - Class II Shares  2005    7,379   0.985 - 1.031     7,418        4.46           1.55 - 2.60        (1.16) - 0.41
                                     2004    3,712   0.990 - 1.034     3,730        4.63           1.55 - 2.50        (1.19) - 3.07
                                     2003       95   0.993 - 0.995        94        0.66           1.55 - 1.95        (0.10) - 1.22
    Pioneer Balanced VCT
        Portfolio - Class II Shares  2005    4,195   1.035 - 1.167     4,843        1.75           1.55 - 2.50        (0.78) - 3.06
                                     2004    2,314   1.125 - 1.143     2,630        3.12           1.55 - 2.50        (0.09) - 4.49
                                     2003       97   1.106 - 1.110       108        2.15           1.55 - 2.10          1.46 - 3.85
    Pioneer Cullen Value VCT
        Portfolio - Class II Shares  2005    1,318   1.077 - 1.086     1,427           -           1.55 - 2.60         0.65 - 10.74
    Pioneer Emerging Markets
        VCT Portfolio
        - Class II Shares            2005    2,674   1.734 - 2.391     6,191        0.46           1.55 - 2.60        31.92 - 39.65
                                     2004    1,557   1.294 - 1.764     2,728        0.56           1.55 - 2.60         0.00 - 28.02
                                     2003       55   1.505 - 1.510        82           -           1.55 - 2.10         1.28 - 18.69
    Pioneer Equity Income
        VCT Portfolio -
        Class II Shares              2005    5,594   1.155 - 1.430     7,879        2.23           1.55 - 2.60          0.61 - 4.05
                                     2004    3,021   1.127 - 1.377     4,140        3.12           1.55 - 2.50         2.36 - 14.27
                                     2003      101   1.201 - 1.205       121        0.92           1.55 - 2.10         4.43 - 10.56
    Pioneer Equity Opportunity
        VCT Portfolio -
        Class II Shares              2005       30   1.058 - 1.065        32           -           1.55 - 2.40        (1.21) - 8.45

    Pioneer Europe VCT
        Portfolio - Class II Shares  2005      423   1.239 - 1.585       657        0.51           1.55 - 2.50          0.55 - 8.18
                                     2004      220   1.470 - 1.493       326        0.44           1.55 - 2.50        14.79 - 20.18
                                     2003       19   1.278 - 1.282        24           -           1.70 - 2.10        12.36 - 16.29

    Pioneer Fund VCT
        Portfolio - Class II Shares  2005    5,875   1.124 - 1.381     7,912        1.16           1.55 - 2.60          3.21 - 6.18
                                     2004    3,497   1.089 - 1.324     4,598        1.17           1.55 - 2.60         0.74 - 13.11
                                     2003      336   1.208 - 1.213       407        0.74           1.55 - 2.10         0.25 - 12.86
    Pioneer Global High Yield
        VCT Portfolio - Class
        II Shares                    2005      670   1.032 - 1.041       696        4.80           1.55 - 2.60        (0.48) - 5.06

                                    YEAR              UNIT VALUE       NET     INVESTMENT (1)   EXPENSE RATIO (2)   TOTAL RETURN (3)
                                    ENDED    UNITS     LOWEST TO      ASSETS       INCOME           LOWEST TO          LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)     RATIO (%)         HIGHEST (%)        HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
PIONEER VARIABLE CONTRACTS
  TRUST (CONTINUED)
  Pioneer Growth Shares VCT
    Portfolio - Class II Shares      2005    1,184   1.086 - 1.228     1,424        0.58           1.55 - 2.60        (0.44) - 3.52
                                     2004      799   1.189 - 1.208       962           -           1.55 - 2.50         4.18 - 10.55
                                     2003       77   1.149 - 1.154        88           -           1.55 - 2.10          0.17 - 2.58
  Pioneer High Yield VCT
    Portfolio - Class II Shares      2005    8,126   1.074 - 1.224     9,833        5.23           1.55 - 2.60        (0.83) - 1.99
                                     2004    6,312   1.087 - 1.223     7,686        5.01           1.55 - 2.50          1.21 - 6.93
                                     2003      332   1.148 - 1.152       382        2.37           1.55 - 2.10          1.68 - 9.09
  Pioneer Ibbotson Aggressive
    Allocation VCT
      Portfolio - Class II Shares    2005    1,079   1.078 - 1.085     1,166           -           1.55 - 2.40         2.56 - 10.94
  Pioneer Ibbotson Growth
    Allocation VCT
  Portfolio - Class II Shares        2005    4,439   1.058 - 1.065     4,711           -           1.55 - 2.40          0.95 - 9.15
  Pioneer Ibbotson Moderate
    Allocation VCT
    Portfolio - Class II Shares      2005    4,663   1.043 - 1.050     4,880           -           1.55 - 2.40          2.44 - 7.28
  Pioneer International
    Value VCT Portfolio -
    Class II Shares                  2005      873   1.312 - 1.706     1,457        0.06           1.55 - 2.60         9.65 - 18.76
                                     2004      504   1.480 - 1.504       752        0.32           1.55 - 2.50        12.62 - 16.59
                                     2003       16   1.286 - 1.290        21           -           1.55 - 1.95        12.41 - 12.76
  Pioneer Mid Cap Value VCT
    Portfolio - Class II Shares      2005    5,101   1.198 - 1.682     8,245        0.21           1.55 - 2.60        (0.07) - 5.99
                                     2004    2,609   1.143 - 1.587     4,112        0.17           1.55 - 2.50         0.78 - 19.86
                                     2003      205   1.317 - 1.324       271           -           1.55 - 2.30         7.24 - 11.20
  Pioneer Oak Ridge Large Cap
    Growth VCT
  Portfolio - Class II Shares        2005    3,982   1.127 - 1.167     4,610        0.14           1.55 - 2.60         4.59 - 10.98
                                     2004    1,455   1.070 - 1.095     1,589           -           1.55 - 2.50       (0.09) - 11.01
  Pioneer Real Estate
    Shares VCT
    Portfolio - Class II Shares      2005    3,540   1.462 - 1.901     6,588        3.29           1.55 - 2.60         4.24 - 18.55
                                     2004    1,875   1.310 - 1.681     3,137        4.29           1.55 - 2.30         4.13 - 41.52
                                     2003       99   1.256 - 1.261       125        2.94           1.55 - 2.10       (0.16) - 15.69
  Pioneer Small and Mid
    Cap Growth VCT
    Portfolio - Class II             2005    1,575   1.029 - 1.106     1,724           -           1.55 - 2.60          1.47 - 6.69
                                     2004      794   1.010 - 1.074       850           -           1.55 - 2.40        (1.11) - 5.29
  Pioneer Small Cap Value
    VCT Portfolio
    - Class II Shares                2005    2,736   1.248 - 1.749     4,661           -           1.55 - 2.60         8.39 - 18.16
                                     2004    1,455   1.156 - 1.599     2,314           -           1.55 - 2.50         3.96 - 19.94
                                     2003      182   1.348 - 1.355       247           -           1.55 - 2.30         8.00 - 10.49
  Pioneer Small Company
    VCT Portfolio - Class
    II Shares                        2005      541   1.096 - 1.434       749           -           1.55 - 2.60        (0.64) - 6.93
                                     2004      229   1.415 - 1.433       327           -           1.55 - 2.30         4.75 - 14.79
                                     2003       16   1.281 - 1.284        21           -           1.70 - 2.10         0.00 - 12.04
  Pioneer Strategic Income
    VCT Portfolio - Class
    II Shares                        2005   13,239   1.060 - 1.190    15,555        5.58           1.55 - 2.60        (0.18) - 1.79
                                     2004    7,013   1.097 - 1.179     8,226        5.63           1.55 - 2.60          0.18 - 8.26
                                     2003      552   1.085 - 1.089       601        2.51           1.55 - 2.10          0.18 - 6.06

  Pioneer Value VCT Portfolio -
    Class II Shares                  2005    3,810   1.106 - 1.347     5,010        0.09           1.55 - 2.60        (0.07) - 6.14
                                     2004    2,559   1.085 - 1.307     3,321        0.04           1.55 - 2.60         0.46 - 11.26
                                     2003       76   1.187 - 1.192        91        0.03           1.55 - 2.10          3.56 - 8.09

                                    YEAR              UNIT VALUE      NET      INVESTMENT (1)   EXPENSE RATIO (2)   TOTAL RETURN (3)
                                    ENDED    UNITS     LOWEST TO      ASSETS        INCOME           LOWEST TO          LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)      RATIO (%)         HIGHEST (%)        HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
PUTNAM VARIABLE TRUST
  Putnam VT International
     Equity Fund -Class
     IB Shares                       2005      378   1.603 - 1.635       613        1.38           1.55 - 2.30         9.64 - 10.47
                                     2004      327   1.462 - 1.480       482        1.46           1.55 - 2.30        13.60 - 14.37
                                     2003       73   1.287 - 1.294        95           -           1.55 - 2.30         7.92 - 13.76
  Putnam VT Small Cap Value
     Fund - Class IB Shares          2005    7,439   1.235 - 1.873    12,828        0.14           1.55 - 2.60         0.42 - 10.99
                                     2004    3,522   1.180 - 1.777     6,159        0.06           1.55 - 2.50         3.02 - 25.92
                                     2003      119   1.423 - 1.430       169           -           1.55 - 2.30         4.84 - 27.62
SALOMON BROTHERS VARIABLE
  SERIES FUNDS INC.
     All Cap Fund - Class I          2005    2,874   1.074 - 1.432     3,928        1.02           1.55 - 2.50         1.45 - 10.49
                                     2004    1,925   1.059 - 1.398     2,644        1.09           1.55 - 2.50         5.68 - 13.60
                                     2003      186   1.302 - 1.311       244        0.54           1.55 - 2.50         7.83 - 16.37

  Investors Fund - Class I           2005    1,832   1.129 - 1.452     2,550        1.40           1.55 - 2.50          3.89 - 4.84
                                     2004    1,277   1.081 - 1.385     1,743        3.68           1.55 - 2.50          7.66 - 9.86
                                     2003       55   1.266 - 1.274        70        2.35           1.55 - 2.50         5.64 - 13.55

  Large Cap Growth Fund -
     Class I                         2005    2,073   1.023 - 1.341     2,653        0.02           1.55 - 2.50          2.67 - 3.55
                                     2004    1,359   0.992 - 1.295     1,723        0.39           1.55 - 2.50       (4.19) - 13.94
                                     2003      106   1.303 - 1.308       139           -           1.55 - 2.10         3.66 - 14.44
  Salomon Brothers Variable All
    Cap Fund - Class II              2005       23   1.027 - 1.037        23        0.63           1.55 - 2.60          1.58 - 8.02

  Small Cap Growth Fund -
     Class I                         2005    2,880   1.190 - 1.674     4,492           -           1.55 - 2.60          1.10 - 3.27
                                     2004    1,599   1.166 - 1.621     2,522           -           1.55 - 2.50         1.39 - 25.00
                                     2003      192   1.425 - 1.430       274           -           1.55 - 2.10         3.63 - 21.29

  Total Return Fund - Class II       2005    2,172   1.056 - 1.207     2,591        2.12           1.55 - 2.60        (0.85) - 3.22
                                     2004    1,125   1.117 - 1.191     1,333        4.47           1.55 - 2.50          0.09 - 6.82
                                     2003       80   1.112 - 1.115        89        0.77           1.55 - 1.95          3.15 - 8.58
SCUDDER INVESTMENTS VIT FUNDS
  Scudder Real Estate
    Securities Portfolio -
    Class B                          2005    3,081   1.311 - 1.646     4,952        2.59           1.55 - 2.65       (1.69) - 17.37
                                     2004    2,085   1.211 - 1.501     3,104        0.29           1.55 - 2.50         1.92 - 35.53
                                     2003      217   1.163 - 1.165       252           -           1.70 - 2.10         9.91 - 13.67

  Scudder VIT Equity 500 Index
     Fund - Class B2                 2005    4,582   1.004 - 1.007     4,608           -           1.55 - 2.45          0.40 - 0.70
SCUDDER VARIABLE SERIES I
  Capital Growth Portfolio -
     Class B                         2005    3,509   1.100 - 1.265     4,338        0.22           1.55 - 2.65         3.48 - 11.97
                                     2004      792   1.055 - 1.184       929        0.08           1.55 - 2.45          3.27 - 5.73
                                     2003       66   1.114 - 1.117        74           -           1.70 - 2.10         2.76 - 10.19

  Global Discovery Portfolio -
     Class B                         2005    1,726   1.361 - 1.770     2,877        0.33           1.55 - 2.50         3.71 - 16.22
                                     2004      826   1.195 - 1.523     1,225           -           1.55 - 2.50         2.72 - 20.75
                                     2003       63   1.252 - 1.253        79           -           1.95 - 2.10         7.19 - 11.79

  Growth and Income Portfolio -
     Class B                         2005    3,621   1.106 - 1.272     4,463        0.86           1.55 - 2.65          3.07 - 9.45
                                     2004    2,537   1.080 - 1.222     3,053        0.16           1.55 - 2.50         1.60 - 10.43
                                     2003      102   1.127 - 1.129       115         -             1.70 - 2.10          4.83 - 9.41

                                    YEAR              UNIT VALUE      NET      INVESTMENT (1)   EXPENSE RATIO (2)   TOTAL RETURN (3)
                                    ENDED    UNITS     LOWEST TO      ASSETS        INCOME           LOWEST TO          LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)      RATIO (%)         HIGHEST (%)        HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
SCUDDER VARIABLE SERIES I
 (CONTINUED)
  Health Sciences Portfolio -
    Class B                          2005    2,153   1.077 - 1.287     2,657           -           1.55 - 2.65          0.00 - 8.95
                                     2004    1,239   1.037 - 1.210     1,477           -           1.55 - 2.65        (1.95) - 7.57
                                     2003      101   1.122 - 1.123       113           -           1.95 - 2.10          7.06 - 7.57

  International Portfolio -
    Class B                          2005    1,833   1.280 - 1.548     2,772        1.25           1.55 - 2.65         3.79 - 17.79
                                     2004    1,332   1.137 - 1.359     1,788        0.37           1.55 - 2.50         3.22 - 15.28
                                     2003       53   1.184 - 1.185        62           -           1.90 - 2.10         9.33 - 15.61

  SVS I Scudder Bond Portfolio
    - Class B                        2005       52   0.993 - 0.997        51           -           1.55 - 2.40        (1.00) - 0.91
SCUDDER VARIABLE SERIES II
  Scudder Blue Chip Portfolio
    - Class B                        2005    3,865   1.171 - 1.423     5,358        0.49           1.55 - 2.65          4.28 - 8.38
                                     2004    2,316   1.109 - 1.318     3,006        0.04           1.55 - 2.65         1.56 - 14.41
                                     2003      113   1.155 - 1.156       131           -           1.90 - 2.10         5.19 - 15.48
  Scudder Conservative Income
    Strategy Portfolio - Class B     2005    2,976   1.050 -  1.063    3,148           -           1.55 - 2.45          1.06 - 2.83
                                     2004      878   1.039 - 1.043       915           -           1.55 - 2.45          0.58 - 3.07

  Scudder Fixed Income
    Portfolio - Class B              2005    6,450   0.985 - 1.041     6,499        3.03           1.55 - 2.65        (1.70) - 0.78
                                     2004    5,115   0.993 - 1.015     5,159        0.48           1.55 - 2.65          0.20 - 3.86
                                     2003      189   0.986 - 0.990       186           -           1.70 - 2.30          1.12 - 3.02

  Scudder Global Blue Chip
    Portfolio - Class B              2005    1,912   1.343 - 1.606     2,960           -           1.55 - 2.60        10.48 - 21.70
                                     2004    1,176   1.123 - 1.332     1,532        0.44           1.55 - 2.50         2.72 - 18.68
                                     2003      109   1.179 - 1.180       128           -           1.95 - 2.10          7.08 - 8.16
  Scudder Government &
  Agency Securities
    Portfolio - Class B              2005    1,466   0.994 - 1.037     1,481        3.53           1.55 - 2.65        (0.40) - 0.98
                                     2004    1,224   0.998 - 1.015     1,234        0.84           1.55 - 2.65        (0.20) - 2.54
                                     2003      182           0.995       181           -           1.95 - 2.10        (0.30) - 2.05
  Scudder Growth & Income
    Strategy Portfolio - Class B     2005   14,106   1.025 - 1.115    15,627           -           1.55 - 2.55          2.60 - 5.84
                                     2004    4,088   1.075 - 1.078     4,398           -           1.55 - 2.30          1.42 - 6.22

  Scudder Growth Strategy
    Portfolio - Class B              2005   15,355   1.036 - 1.145    17,467           -           1.55 - 2.55        (0.09) - 8.13
                                     2004    4,429   1.094 - 1.097     4,852           -           1.55 - 2.30          0.64 - 7.78

  Scudder High Income
    Portfolio - Class B              2005    4,575   0.997 - 1.229     5,497        8.44           1.55 - 2.65          0.17 - 2.47
                                     2004    2,742   1.082 - 1.207     3,274        1.96           1.55 - 2.65         1.01 - 10.25
                                     2003      186   1.088 - 1.093       202           -           1.70 - 2.50         4.50 - 10.86
  Scudder Income & Growth
    Strategy Portfolio - Class B     2005    6,416   1.015 - 1.089     6,925           -           1.55 - 2.55          1.12 - 3.35
                                     2004    2,298   1.056 - 1.060     2,431           -           1.55 - 2.45          1.54 - 4.75
  Scudder International Select
    Equity Portfolio - Class B       2005    2,731   1.119 - 1.579     4,097        2.29           1.55 - 2.65         2.68 - 15.80
                                     2004    1,580   1.150 - 1.407     2,192        0.11           1.55 - 2.50         2.88 - 22.00
                                     2003       68   1.206 - 1.210        82           -           1.95 - 2.50         6.35 - 20.40

  Scudder Mercury Large Cap
    Core Portfolio                   2005    1,450   1.094 - 1.153     1,659        0.03           1.55 - 2.65         1.78 - 14.80
                                     2004       56           1.037        58           -           1.70 - 1.90                    -

                                    YEAR              UNIT VALUE      NET      INVESTMENT (1)   EXPENSE RATIO (2)   TOTAL RETURN (3)
                                    ENDED    UNITS     LOWEST TO      ASSETS        INCOME           LOWEST TO          LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)      RATIO (%)         HIGHEST (%)        HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
SCUDDER VARIABLE SERIES II
  (CONTINUED)
  Scudder Mid-Cap Growth
    Portfolio - Class B              2005      536   1.168 - 1.344       705           -           1.55 - 2.45         5.69 - 12.85
                                     2004      413   1.044 - 1.191       486           -           1.55 - 2.45         0.94 - 16.70
                                     2003       17           1.164        19           -                  2.10               (0.26)

  Scudder Money Market
     Portfolio - Class B             2005    3,008   0.972 - 1.000     2,965        2.52           1.55 - 2.55          0.10 - 0.92
                                     2004    2,361   0.971 - 0.987     2,311        0.61           1.55 - 2.30      (1.52) - (0.40)
                                     2003      290   0.989 - 0.992       288        0.10           1.55 - 2.10      (0.50) - (0.20)

  Scudder Salomon Aggressive
     Growth Portfolio                2005      261   1.112 - 1.441       364           -           1.55 - 2.65         4.27 - 19.55
                                     2004      101   1.102 - 1.293       130           -           1.55 - 2.45         5.04 - 13.00
                                     2003      118   1.173 - 1.177       138           -           1.70 - 2.30         6.13 - 13.77

  Scudder Small Cap Growth
     Portfolio - Class B             2005    2,131   1.037 - 1.298     2,688           -           1.55 - 2.65       (0.36) - 11.53
                                     2004      970   1.064 - 1.235     1,185           -           1.55 - 2.65         0.49 - 22.16
                                     2003       87   1.132 - 1.133        98           -           1.90 - 2.10          0.27 - 8.21

  Scudder Strategic Income
     Portfolio - Class B             2005    4,407   1.031 - 1.100     4,617        6.60           1.55 - 2.65        (1.00) - 0.83
                                     2004    2,492   1.037 - 1.058     2,605           -           1.55 - 2.65         1.65 - 10.64
                                     2003      268   0.983 - 0.985       263           -           1.95 - 2.30          2.50 - 3.69

  Scudder Technology Growth
     Portfolio - Class B             2005    1,127   1.045 - 1.238     1,363        0.12           1.55 - 2.65         0.58 - 15.49
                                     2004      818   1.043 - 1.217       976           -           1.55 - 2.65       (0.66) - 13.62
                                     2003      114   1.215 - 1.217       139           -           1.70 - 2.10         3.58 - 15.48

  Scudder Templeton Foreign
     Value Portfolio                 2005    1,608   1.121 - 1.135     1,813        1.48           1.55 - 2.65         2.55 - 12.04
                                     2004       99   1.053 - 1.054       104           -           1.70 - 2.30          0.00 - 5.40

  Scudder Total Return
     Portfolio - Class B             2005    3,989   1.047 - 1.142     4,471        1.82           1.55 - 2.50          0.48 - 4.74
                                     2004    2,374   1.032 - 1.116     2,622        0.47           1.55 - 2.50          2.23 - 5.55
                                     2003       40   1.062 - 1.065        43           -           1.70 - 2.10          0.09 - 5.14

  SVS Davis Venture Value
     Portfolio - Class B             2005    6,219   1.134 - 1.369     8,265        0.34           1.55 - 2.65          2.89 - 8.00
                                     2004    4,121   1.068 - 1.273     5,180        0.01           1.55 - 2.50          1.94 - 9.48
                                     2003      185   1.156 - 1.160       214           -           1.70 - 2.30         5.65 - 16.06
  SVS Dreman Financial Services
     Portfolio - Class B             2005    2,040   1.026 - 1.218     2,411        1.29           1.55 - 2.65        (3.02) - 4.90
                                     2004    1,228   1.058 - 1.243     1,500        0.23           1.55 - 2.65         7.55 - 13.60
                                     2003       67   1.129 - 1.130        75           -           1.95 - 2.10         4.34 - 11.45
  SVS Dreman High Return Equity
     Portfolio - Class B             2005    8,634   1.036 - 1.380    11,585        1.11           1.55 - 2.65          1.07 - 6.28
                                     2004    4,520   1.113 - 1.304     5,841        0.28           1.55 - 2.65         3.20 - 14.51
                                     2003      182   1.159 - 1.164       212           -           1.70 - 2.50         5.63 - 19.06

  SVS Dreman Small Cap Value
     Portfolio - Class B             2005    4,743   1.075 - 1.667     7,470        0.30           1.55 - 2.65        (0.87) - 9.34
                                     2004    2,539   1.165 - 1.542     3,800        0.17           1.55 - 2.65         2.35 - 23.90
                                     2003      201   1.244 - 1.246       250           -           1.70 - 2.10         9.60 - 20.66
  SVS II Scudder Large Cap
     Value Portfolio - Class B       2005    2,178   0.985 - 1.258     2,650        1.42           1.55 - 2.65        (1.10) - 1.52
                                     2004    1,853   1.078 - 1.258     2,291        0.23           1.55 - 2.65          1.55 - 9.81
                                     2003      122   1.159 - 1.164       142           -           1.70 - 2.50         8.22 - 15.26

                                    YEAR              UNIT VALUE      NET      INVESTMENT (1)   EXPENSE RATIO (2)   TOTAL RETURN (3)
                                    ENDED    UNITS     LOWEST TO      ASSETS        INCOME           LOWEST TO          LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)      RATIO (%)         HIGHEST (%)        HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
SCUDDER VARIABLE SERIES II
  (CONTINUED)
  SVS Janus Growth And
    Income Portfolio - Class B       2005    1,755   1.095 - 1.350     2,314           -           1.55 - 2.65         4.16 - 10.02
                                     2004    1,146   1.099 - 1.227     1,383           -           1.55 - 2.65         4.35 - 13.58
                                     2003      204   1.116 - 1.121       229           -           1.70 - 2.50         6.08 - 11.23
  SVS Janus Growth
    Opportunities Portfolio -
    Class B                          2005      651   1.143 - 1.297       830           -           1.55 - 2.30          2.16 - 9.83
                                     2004      253   1.215 - 1.229       310           -           1.55 - 2.30         7.62 - 12.37
                                     2003        6           1.109         7           -                  2.10                 6.53

  SVS MFS Strategic Value
    Portfolio - Class B              2005    1,693   0.995 - 1.272     2,119        0.69           1.55 - 2.55        (3.04) - 3.97
                                     2004    1,576   1.140 - 1.300     2,027        0.02           1.55 - 2.50         2.71 - 15.39
                                     2003       88   1.119 - 1.124        99           -           1.70 - 2.50         0.27 - 11.20

  SVS Oak Strategic Equity
    Portfolio - Class B              2005    1,909   0.942 - 1.117     2,073           -           1.55 - 2.65        (6.83) - 4.04
                                     2004      815   1.015 - 1.188       955           -           1.55 - 2.50        (1.43) - 4.46
                                     2003      118   1.191 - 1.194       141           -           1.95 - 2.30         0.00 - 14.63

  SVS Turner Mid Cap Growth
    Portfolio - Class B              2005    1,467   1.187 - 1.450     2,052           -           1.55 - 2.65         4.62 - 12.38
                                     2004    1,107   1.097 - 1.324     1,451           -           1.55 - 2.50         6.10 - 12.71
                                     2003       92   1.210 - 1.213       111           -           1.95 - 2.30         2.36 - 16.01
THE ALGER AMERICAN FUND
  Alger American Balanced
    Portfolio - Class S Shares       2005    3,269   1.068 - 1.164     3,752        1.40           1.55 - 2.65        (0.46) - 6.50
                                     2004    2,772   1.014 - 1.093     3,008        0.59           1.55 - 2.65         1.70 - 10.58
                                     2003      281   1.059 - 1.065       298           -           1.55 - 2.50          2.72 - 8.04
  Alger American Leveraged
    AllCap Portfolio -
    Class S Shares                   2005      967   1.138 - 1.342     1,272           -           1.55 - 2.55         7.67 - 18.75
                                     2004      505   1.067 - 1.194       596           -           1.55 - 2.45          2.25 - 6.13
                                     2003       82   1.120 - 1.123        92           -           1.70 - 2.10        (0.09) - 1.73
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation
    Portfolio                        2005    1,944   1.116 - 1.376     2,544        0.29           1.55 - 2.60         5.88 - 11.24
                                     2004      931   1.054 - 1.286     1,180        0.37           1.55 - 2.50         0.96 - 10.23
                                     2003       43   1.223 - 1.226        53           -           1.55 - 1.95          2.94 - 7.45

  Convertible Securities
    Portfolio                        2005    2,658   1.021 - 1.180     3,074        2.94           1.55 - 2.50        (2.13) - 2.19
                                     2004    1,846   1.125 - 1.194     2,190        4.78           1.55 - 2.50          3.40 - 5.16
                                     2003      242   1.134 - 1.141       275        3.63           1.55 - 2.50          3.65 - 6.34

  Disciplined Mid Cap Stock
    Portfolio                        2005    3,130   1.224 - 1.650     4,984           -           1.55 - 2.60         2.24 - 16.07
                                     2004    1,829   1.121 - 1.490     2,704        0.56           1.55 - 2.50         6.01 - 14.62
                                     2003       82   1.295 - 1.300       106        0.53           1.55 - 2.10         2.05 - 10.36

  Equity Income Portfolio            2005    7,511   1.120 - 1.374     9,965           -           1.55 - 2.60          0.88 - 8.74
                                     2004    3,428   1.102 - 1.336     4,537        3.03           1.55 - 2.50         3.95 - 12.82
                                     2003      114   1.232 - 1.235       141        1.64           1.55 - 1.95          7.60 - 8.33

  Federated High Yield
    Portfolio                        2005    4,167   1.079 - 1.217     4,950           -           1.55 - 2.50          0.00 - 1.00
                                     2004    2,440   1.078 - 1.205     2,915       15.57           1.55 - 2.50          1.03 - 9.21
                                     2003      314   1.103 - 1.109       347       19.03           1.55 - 2.30          2.41 - 6.45

                                    YEAR              UNIT VALUE      NET      INVESTMENT (1)   EXPENSE RATIO (2)   TOTAL RETURN (3)
                                    ENDED    UNITS     LOWEST TO      ASSETS        INCOME           LOWEST TO          LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)      RATIO (%)         HIGHEST (%)        HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
THE TRAVELERS SERIES TRUST
  (CONTINUED)
  Federated Stock Portfolio          2005      537   1.110 - 1.412       745         -             1.55 - 2.50          1.24 - 3.67
                                     2004      350   1.079 - 1.362       469        3.12           1.55 - 2.50       (0.07) - 10.84
                                     2003       32   1.243 - 1.247        40        1.41           2.10 - 2.50        11.98 - 12.14

  Large Cap Portfolio                2005    3,158   1.109 - 1.334     3,892           -           1.55 - 2.60         6.11 - 14.80
                                     2004    1,051   1.048 - 1.247     1,275        2.34           1.55 - 2.40         1.81 - 10.67
                                     2003        9           1.183        10        0.37                  2.30                 3.95
  Managed Allocation Series:
    Aggressive Portfolio             2005      948   1.093 - 1.101     1,040           -           1.55 - 2.60          4.00 - 8.19
  Managed Allocation Series:
    Conservative Portfolio           2005      974   1.025 - 1.030     1,001        1.15           1.70 - 2.40          0.39 - 1.38

  Managed Allocation Series:
    Moderate Portfolio               2005    7,584   1.062 - 1.068     8,070        0.90           1.55 - 2.40          4.32 - 6.40
  Managed Allocation Series:
    Moderate-Aggressive Portfolio    2005    4,607   1.072 - 1.078     4,949        0.93           1.55 - 2.40          1.03 - 7.40
  Managed Allocation Series:
  Moderate-Conservative
    Portfolio                        2005      853   1.041 - 1.047       891        0.65           1.55 - 2.40          1.65 - 4.30

  Mercury Large Cap Core
     Portfolio                       2005    2,886   1.226 - 1.462     4,072           -           1.55 - 2.60         4.34 - 11.12
                                     2004    1,024   1.230 - 1.325     1,346        2.68           1.55 - 2.50         0.00 - 16.02
                                     2003       32   1.156 - 1.161        37        1.43           1.55 - 2.30          3.03 - 9.35

  MFS Mid Cap Growth Portfolio       2005    3,301   1.080 - 1.462     4,592           -           1.55 - 2.50          0.77 - 4.75
                                     2004    1,205   1.075 - 1.440     1,679           -           1.55 - 2.30        11.44 - 17.87
                                     2003      116   1.276 - 1.282       149           -           1.55 - 2.30         0.31 - 15.37

  MFS Total Return Portfolio         2005   24,147   1.087 - 1.253    29,439        2.90           1.55 - 2.50        (0.28) - 3.89
                                     2004   10,055   1.095 - 1.236    12,338        6.31           1.55 - 2.50          5.96 - 9.77
                                     2003      493   1.122 - 1.126       554        4.17           1.55 - 2.10          4.96 - 6.85

  MFS Value Portfolio                2005    5,152   1.147 - 1.177     5,987        1.73           1.55 - 2.50          2.72 - 4.77
                                     2004    1,347   1.104 - 1.128     1,495        3.54           1.55 - 2.50         3.06 - 15.09

  Mondrian International
     Stock Portfolio                 2005    2,658   1.220 - 1.556     3,981        0.05           1.55 - 2.60         6.83 - 11.35
                                     2004    1,109   1.145 - 1.443     1,577        5.07           1.55 - 2.50         2.05 - 17.26
                                     2003       54   1.260 - 1.263        68        3.35           1.95 - 2.30         7.69 - 15.98

  Pioneer Fund Portfolio             2005      917   1.137 - 1.361     1,203           -           1.55 - 2.50          3.43 - 8.18
                                     2004      288   1.283 - 1.304       374        2.82           1.55 - 2.50         0.63 - 10.27
                                     2003       11   1.188 - 1.192        13        2.81           1.55 - 1.95         0.08 - 11.96

  Pioneer Mid Cap Value
     Portfolio                       2005      301   1.046 - 1.051       316        0.46           1.55 - 2.30        (0.85) - 4.70

  Pioneer Strategic Income
    Portfolio                        2005    6,944   1.091 - 1.123     7,677        5.57           1.55 - 2.60        (0.45) - 2.03
                                     2004    2,089   1.079 - 1.106     2,263        1.68           1.55 - 2.50         1.98 - 11.34

  Strategic Equity Portfolio         2005      685   1.093 - 1.340       883        0.76           1.55 - 2.40       (0.30) - 10.94
                                     2004      338   1.317 - 1.334       448        3.35           1.55 - 2.30         3.76 - 10.27
                                     2003       54   1.223 - 1.229        66           -           1.55 - 2.30          6.34 - 7.28

  Style Focus Series: Small Cap
     Growth Portfolio                2005       78   1.101 - 1.107        86           -           1.55 - 2.40       (0.90) - 10.30

                                    YEAR              UNIT VALUE      NET      INVESTMENT (1)   EXPENSE RATIO (2)   TOTAL RETURN (3)
                                    ENDED    UNITS     LOWEST TO      ASSETS        INCOME           LOWEST TO          LOWEST TO
                                   DEC 31   (000S)    HIGHEST ($)    ($000S)      RATIO (%)         HIGHEST (%)        HIGHEST (%)
                                   ------   ------   -------------   -------   --------------   -----------------   --------------
THE TRAVELERS SERIES TRUST
  (CONTINUED)
  Style Focus Series: Small
     Cap Value Portfolio             2005       70   1.103 - 1.108        77        0.91           1.70 - 2.40       (1.69) - 10.50

  Travelers Quality Bond
     Portfolio                       2005    7,278   0.994 - 1.033     7,445           -           1.55 - 2.60        (0.97) - 0.00
                                     2004    4,638   1.000 - 1.033     4,758       11.05           1.55 - 2.60          0.19 - 1.77
                                     2003      301   1.009 - 1.015       305        5.54           1.55 - 2.50        (1.07) - 3.05

  U.S. Government Securities
     Portfolio                       2005    5,719   1.058 - 1.098     6,159           -           1.55 - 2.60          1.68 - 2.80
                                     2004    1,566   1.040 - 1.074     1,641       10.09           1.55 - 2.60        (0.10) - 4.39
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income
     Portfolio - Class I Shares      2005    3,439   0.981 - 1.003     3,417        3.88           1.55 - 2.60        (0.20) - 0.80
                                     2004    1,531   0.983 - 0.999     1,515        2.81           1.55 - 2.60       (0.91) - (0.10)
                                     2003       24   0.998 - 0.999        24        0.46           1.55 - 1.70          0.00 - 0.10

  Social Awareness Stock
     Portfolio                       2005      727   1.058 - 1.102       779        0.91           1.55 - 2.50          1.83 - 4.08
                                     2004      267   1.039 - 1.077       278        1.43           1.55 - 2.50         0.00 - 12.42
VAN KAMPEN LIFE INVESTMENT
   TRUST
  Comstock Portfolio - Class II
     Shares                          2005    9,419   1.149 - 1.495    13,086        0.64           1.55 - 2.50          1.53 - 5.03
                                     2004    3,433   1.133 - 1.458     4,944        0.31           1.55 - 2.50         3.91 - 15.62
                                     2003      229   1.255 - 1.261       288           -           1.55 - 2.30         6.90 - 14.05

  Enterprise Portfolio -
     Class II Shares                 2005      128   1.271 - 1.289       164        0.46           1.55 - 2.10          5.65 - 6.18
                                     2004      126   1.203 - 1.214       152        0.04           1.55 - 2.10          1.77 - 5.80
                                     2003       21   1.185 - 1.188        25           -           1.55 - 1.95          2.78 - 5.79
VARIABLE INSURANCE PRODUCTS
    FUND
  Contrafund(R) Portfolio -
     Service Class 2                 2005   11,559   1.257 - 1.615    17,783        0.08           1.55 - 2.60        11.70 - 17.26
                                     2004    4,082   1.107 - 1.406     5,658        0.03           1.55 - 2.50         5.13 - 16.00
                                     2003       98   1.234 - 1.240       121           -           1.55 - 2.30         0.24 - 16.70
  Dynamic Capital Appreciation
    Portfolio - Service Class 2      2005    1,020   1.232 - 1.405     1,417           -           1.55 - 2.50        17.70 - 26.48
                                     2004      387   1.042 - 1.182       454           -           1.55 - 2.50       (0.85) - 16.29
                                     2003      115   1.181 - 1.185       136           -           1.55 - 2.10          3.32 - 7.36

  Mid Cap Portfolio - Service
     Class 2                         2005   12,662   1.409 - 2.013    23,741           -           1.55 - 2.60        14.37 - 16.22
                                     2004    4,744   1.227 - 1.732     8,105           -           1.55 - 2.50        14.03 - 25.97
                                     2003      135   1.402 - 1.411       190           -           1.55 - 2.50         5.22 - 12.57

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                          CAPITAL APPRECIATION FUND        HIGH YIELD BOND TRUST          MANAGED ASSETS TRUST
                                        -----------------------------  ------------------------------  --------------------------
                                            2005             2004          2005               2004        2005            2004
                                        ------------      -----------  -------------        ---------  -----------      ---------
Accumulation units beginning of
  year ...............................     1,171,755            6,582      1,461,397                -    1,212,578              -
Accumulation units purchased
  and transferred from other
  funding options ....................     3,963,128        1,173,694      5,158,697        1,490,424    3,153,031      1,215,061
Accumulation units redeemed and
  transferred to other funding
  options ............................      (178,850)          (8,521)      (588,605)         (29,027)    (180,209)        (2,483)
                                        ------------      ----------- --------------        ---------  -----------      ---------
Accumulation units end of year .......     4,956,033        1,171,755      6,031,489        1,461,397    4,185,400      1,212,578
                                        ============      ===========  =============        =========  ===========      =========

                                                                       AIM V.I. CAPITAL APPRECIATION      AIM V.I. MID CAP CORE
                                           MONEY MARKET PORTFOLIO             FUND - SERIES II           EQUITY FUND - SERIES II
                                        ----------------------------- -------------------------------  --------------------------
                                            2005             2004          2005               2004         2005            2004
                                        ------------      ----------- --------------        ---------  -----------      ---------
Accumulation units beginning of
  year ...............................     9,637,110          622,533      2,379,834           76,089    1,070,684        203,511
Accumulation units purchased
  and transferred from other
  funding options ....................    20,018,727       20,057,944      1,547,626        2,389,788      758,736        945,730
Accumulation units redeemed and
  transferred to other funding
  options ............................   (13,553,399)     (11,043,367)      (199,910)         (86,043)    (109,523)       (78,557)
                                        ------------      ----------- --------------        ---------  -----------      ---------
Accumulation units end of year .......    16,102,438        9,637,110      3,727,550        2,379,834    1,719,897      1,070,684
                                        ============      ===========  =============        =========  ===========      =========

                                                                       ALLIANCEBERNSTEIN LARGE-CAP     GLOBAL GROWTH FUND - CLASS
                                           AIM V.I. UTILITIES FUND      GROWTH PORTFOLIO - CLASS B              2 SHARES
                                        ----------------------------- -------------------------------  --------------------------
                                           2005             2004          2005                2004         2005             2004
                                        ------------      ----------- --------------        ---------  -----------      ---------
Accumulation units beginning of
  year ...............................       524,922           66,738      1,292,175          153,761    4,145,270        125,948
Accumulation units purchased
  and transferred from other
  funding options ....................       760,280          466,765        662,063        1,229,552    6,198,903      4,093,327
Accumulation units redeemed and
  transferred to other funding
  options ............................       (62,225)          (8,581)      (209,397)         (91,138)    (679,927)       (74,005)
                                        ------------      -----------  -------------        ---------  -----------      ---------
Accumulation units end of year .......     1,222,977          524,922      1,744,841        1,292,175    9,664,246      4,145,270
                                        ============      ===========  =============        =========  ===========      =========

                                                                       GROWTH-INCOME FUND - CLASS 2       CREDIT SUISSE TRUST
                                        GROWTH FUND - CLASS 2 SHARES            SHARES                 EMERGING MARKETS PORTFOLIO
                                        -----------------------------  ------------------------------  --------------------------
                                            2005             2004          2005               2004        2005             2004
                                        ------------      -----------  -------------       ----------  -----------      ---------
Accumulation units beginning of
  year ...............................    13,782,092          378,903     12,151,313          296,300      614,379         60,895
Accumulation units purchased
  and transferred from other
  funding options ....................    20,637,317       13,733,954     19,352,320       12,071,744    1,416,934        579,469
Accumulation units redeemed and
  transferred to other funding
  options ............................    (1,707,477)        (330,765)    (1,635,691)        (216,731)    (113,266)       (25,985)
                                        ------------      -----------  -------------       ----------  -----------      ---------
Accumulation units end of year .......    32,711,932       13,782,092     29,867,942       12,151,313    1,918,047        614,379
                                        ============      ===========  =============       ==========  ===========      =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                        CREDIT SUISSE TRUST GLOBAL       DELAWARE VIP REIT SERIES -       DREYFUS MIDCAP STOCK
                                          SMALL CAP PORTFOLIO                STANDARD CLASS            PORTFOLIO - SERVICE SHARES
                                        -----------------------------  ------------------------------  --------------------------
                                            2005             2004          2005               2004        2005             2004
                                        ------------      -----------  -------------        ---------  -----------      ---------
Accumulation units beginning of
  year .............................         294,912           10,694      3,637,796          132,894    2,375,960        224,081
Accumulation units purchased
  and transferred from other
  funding options ..................         238,648          406,054      5,739,878        3,565,787    1,418,149      2,315,483
Accumulation units redeemed and
  transferred to other funding
  options ..........................         (86,428)        (121,836)    (1,173,398)         (60,885)    (212,274)      (163,604)
                                        ------------      -----------  -------------        ---------  -----------      ---------
Accumulation units end of year .....         447,132          294,912      8,204,276        3,637,796    3,581,835      2,375,960
                                        ============      ===========  =============        =========  ===========      =========

                                        DREYFUS SOCIALLY RESPONSIBLE                                    DREYFUS VIF - DEVELOPING
                                        GROWTH FUND, INC.-SERVICE        DREYFUS VIF - APPRECIATION   LEADERS PORTFOLIO - INITIAL
                                                  SHARES                 PORTFOLIO - INITIAL SHARES             SHARES
                                        -----------------------------  -----------------------------  ---------------------------
                                              2005            2004         2005                2004       2005            2004
                                        ------------      -----------  -------------        ---------  -----------      ---------
Accumulation units beginning of
  year .............................          65,706           64,305        873,730          123,018    2,867,293         97,748
Accumulation units purchased
  and transferred from other
  funding options ..................         185,929           61,034      1,047,544          761,122    3,276,203      2,833,416
Accumulation units redeemed and
  transferred to other funding
  options ..........................          (7,698)         (59,633)      (101,017)         (10,410)    (232,894)       (63,871)
                                        ------------      -----------  -------------        ---------  -----------      ---------
Accumulation units end of year .....         243,937           65,706      1,820,257          873,730    5,910,602      2,867,293
                                        ============      ===========  =============        =========  ===========      =========

                                                                                                       FRANKLIN RISING DIVIDENDS
                                          MERCURY GLOBAL ALLOCATION     MERCURY VALUE OPPORTUNITIES    SECURITIES FUND - CLASS 2
                                            V.I. FUND - CLASS III          V.I. FUND - CLASS III                SHARES
                                        -----------------------------  ------------------------------  --------------------------
                                            2005             2004          2005               2004        2005             2004
                                        ------------      -----------  -------------        ---------  -----------      ---------
Accumulation units beginning of
  year .............................       1,108,904                -      1,461,987                -    4,560,976         67,617
Accumulation units purchased
  and transferred from other
  funding options ..................       4,564,130        1,109,255      2,949,024        1,497,593    4,570,903      4,642,561
Accumulation units redeemed and
  transferred to other funding
  options ..........................        (163,992)            (351)      (122,358)         (35,606)    (727,593)      (149,202)
                                        ------------      -----------  -------------        ---------  -----------      ---------
Accumulation units end of year .....       5,509,042        1,108,904      4,288,653        1,461,987    8,404,286      4,560,976
                                        ============      ===========  =============        =========  ===========      =========

                                        FRANKLIN SMALL-MID CAP GROWTH                                     TEMPLETON DEVELOPING
                                          SECURITIES FUND - CLASS 2    MUTUAL SHARES SECURITIES FUND   MARKETS SECURITIES FUND -
                                                   SHARES                     - CLASS 2 SHARES               CLASS 2 SHARES
                                        -----------------------------  ------------------------------  --------------------------
                                            2005             2004          2005                2004        2005           2004
                                        ------------      -----------  -------------        ---------  -----------      ---------
Accumulation units beginning of
  year ...............................     1,763,269          121,234      1,703,443          110,577    1,742,289         11,635
Accumulation units purchased
  and transferred from other
  funding options ....................     1,312,195        1,655,347      3,831,643        1,606,929    3,460,818      1,743,716
Accumulation units redeemed and
  transferred to other funding
  options ............................      (234,421)         (13,312)      (137,062)         (14,063)    (287,042)       (13,062)
                                        ------------      -----------  -------------        ---------  -----------      ---------
Accumulation units end of year .......     2,841,043        1,763,269      5,398,024        1,703,443    4,916,065      1,742,289
                                        ============      ===========  =============        =========  ===========      =========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   TEMPLETON FOREIGN             TEMPLETON GROWTH              EQUITY INDEX
                                               SECURITIES FUND - CLASS 2        SECURITIES FUND -         PORTFOLIO - CLASS II
                                                         SHARES                   CLASS 2 SHARES                  SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     3,390,169        194,907     3,151,888       117,813     5,183,183       239,466
Accumulation units purchased and
  transferred from other funding options ...     6,553,391      3,285,371     6,240,933     3,076,818     4,512,427     5,145,859
Accumulation units redeemed and
  transferred to other funding options .....      (543,538)       (90,109)     (368,278)      (42,743)     (551,644)     (202,142)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     9,400,022      3,390,169     9,024,543     3,151,888     9,143,966     5,183,183
                                              ============   ============   ===========   ===========   ===========   ===========

                                                    SALOMON BROTHERS            SALOMON BROTHERS
                                                  VARIABLE AGGRESSIVE         VARIABLE AGGRESSIVE       SALOMON BROTHERS VARIABLE
                                                 GROWTH FUND - CLASS I        GROWTH FUND - CLASS II      GROWTH & INCOME FUND
                                                         SHARES                       SHARES                 - CLASS I SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     2,209,447        122,019     2,435,391       146,454       878,449        56,907
Accumulation units purchased and
  transferred from other funding options ...     3,520,718      2,245,735     1,523,287     2,394,035       307,274       827,045
Accumulation units redeemed and
  transferred to other funding options .....      (201,008)      (158,307)     (278,042)     (105,098)      (35,113)       (5,503)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     5,529,157      2,209,447     3,680,636     2,435,391     1,150,610       878,449
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                    GLOBAL LIFE             GLOBAL TECHNOLOGY
                                                 BALANCED PORTFOLIO -          SCIENCES PORTFOLIO -            PORTFOLIO -
                                                    SERVICE SHARES                SERVICE SHARES             SERVICE SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       267,581         48,380       157,392        14,757       279,459         8,927
Accumulation units purchased and
  transferred from other funding options ...        24,239        219,488         6,058       144,376       287,858       276,272
Accumulation units redeemed and
  transferred to other funding options .....        (1,402)          (287)       (6,256)       (1,741)      (31,610)       (5,740)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       290,418        267,581       157,194       157,392       535,707       279,459
                                              ============   ============   ===========   ===========   ===========   ===========

                                               WORLDWIDE GROWTH PORTFOLIO       LAZARD RETIREMENT          GROWTH AND INCOME
                                                   - SERVICE SHARES            SMALL CAP PORTFOLIO             PORTFOLIO
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       105,866         30,286     1,449,438        58,301     3,180,157       169,182
Accumulation units purchased and
  transferred from other funding options ...        61,770         76,275     1,931,110     1,429,245     6,488,110     3,066,981
Accumulation units redeemed and
  transferred to other funding options .....        (2,743)          (695)     (100,529)      (38,108)     (329,741)      (56,006)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       164,893        105,866     3,280,019     1,449,438     9,338,526     3,180,157
                                              ============   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                               OPPENHEIMER
                                                                               OPPENHEIMER CAPITAL          GLOBAL SECURITIES
                                                     MID-CAP VALUE            APPRECIATION FUND/VA          FUND/VA - SERVICE
                                                       PORTFOLIO                - SERVICE SHARES                 SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     3,089,056        108,162     2,014,984       151,189     2,417,620       127,212
Accumulation units purchased and
  transferred from other funding options ...     5,489,844      3,039,846     1,841,240     1,874,487     2,515,761     2,352,858
Accumulation units redeemed and
  transferred to other funding options .....      (415,449)       (58,952)     (387,902)      (10,692)     (249,744)      (62,450)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     8,163,451      3,089,056     3,468,322     2,014,984     4,683,637     2,417,620
                                              ============   ============   ===========   ===========   ===========   ===========

                                                   OPPENHEIMER MAIN                 REAL RETURN
                                                   STREET FUND/VA -                 PORTFOLIO -          TOTAL RETURN PORTFOLIO
                                                    SERVICE SHARES             ADMINISTRATIVE CLASS      - ADMINISTRATIVE CLASS
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     1,459,901              -     4,188,378       331,369     8,551,893       649,327
Accumulation units purchased and
  transferred from other funding options ...     3,076,683      1,464,400     6,491,712     4,001,455    15,140,362     8,073,076
Accumulation units redeemed and
  transferred to other funding options .....      (140,718)        (4,499)     (713,225)     (144,446)     (977,128)     (170,510)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     4,395,866      1,459,901     9,966,865     4,188,378    22,715,127     8,551,893
                                              ============   ============   ===========   ===========   ===========   ===========

                                                  PIONEER AMPAC GROWTH           PIONEER AMERICA            PIONEER BALANCED
                                                 VCT PORTFOLIO - CLASS        INCOME VCT PORTFOLIO          VCT PORTFOLIO -
                                                           II                   - CLASS II SHARES           CLASS II SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       475,790              -     3,712,114        94,629     2,313,769        97,262
Accumulation units purchased and
  transferred from other funding options ...       329,102        475,877     4,232,445     3,889,897     2,040,208     2,365,425
Accumulation units redeemed and
  transferred to other funding options .....      (120,947)           (87)     (565,908)     (272,412)     (159,471)     (148,918)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       683,945        475,790     7,378,651     3,712,114     4,194,506     2,313,769
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                  PIONEER EMERGING            PIONEER EQUITY
                                                  PIONEER CULLEN VALUE              MARKETS VCT                INCOME VCT
                                                 VCT PORTFOLIO - CLASS         PORTFOLIO - CLASS II         PORTFOLIO - CLASS
                                                       II SHARES                      SHARES                    II SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......             -              -     1,556,543        54,714     3,021,432       100,767
Accumulation units purchased and
  transferred from other funding options ...     1,344,276              -     1,400,303     1,537,840     3,042,929     2,990,996
Accumulation units redeemed and
  transferred to other funding options .....       (26,589)             -      (282,930)      (36,011)     (470,855)      (70,331)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     1,317,687              -     2,673,916     1,556,543     5,593,506     3,021,432
                                              ============   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     PIONEER EQUITY
                                                    OPPORTUNITY VCT              PIONEER EUROPE VCT          PIONEER FUND VCT
                                                  PORTFOLIO - CLASS II         PORTFOLIO - CLASS II         PORTFOLIO - CLASS
                                                         SHARES                       SHARES                    II SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......             -              -       220,212        19,083     3,497,042       336,175
Accumulation units purchased and
  transferred from other funding options ...        34,589              -       260,253       203,463     2,641,655     3,348,056
Accumulation units redeemed and
  transferred to other funding options .....        (4,659)             -       (57,364)       (2,334)     (263,372)     (187,189)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............        29,930              -       423,101       220,212     5,875,325     3,497,042
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                                PIONEER HIGH
                                                   PIONEER GLOBAL HIGH             PIONEER GROWTH                YIELD VCT
                                                 YIELD VCT PORTFOLIO -         SHARES VCT PORTFOLIO          PORTFOLIO - CLASS
                                                    CLASS II SHARES              - CLASS II SHARES               II SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......             -              -       799,484        76,632     6,312,128       332,212
Accumulation units purchased and
  transferred from other funding options ...       688,657              -       435,436       755,869     5,835,429     6,769,274
Accumulation units redeemed and
  transferred to other funding options .....       (18,182)             -       (50,702)      (33,017)   (4,021,609)     (789,358)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       670,475              -     1,184,218       799,484     8,125,948     6,312,128
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                             PIONEER IBBOTSON
                                                    PIONEER IBBOTSON            PIONEER IBBOTSON                MODERATE
                                                 AGGRESSIVE ALLOCATION         GROWTH ALLOCATION             ALLOCATION VCT
                                                 VCT PORTFOLIO - CLASS          VCT PORTFOLIO -             PORTFOLIO - CLASS
                                                       II SHARES                CLASS II SHARES                 II SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......             -              -             -             -             -             -
Accumulation units purchased and
  transferred from other funding options ...     1,084,581              -     4,444,919             -     4,702,473             -
Accumulation units redeemed and
  transferred to other funding options .....        (5,210)             -        (5,975)            -       (39,908)            -
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     1,079,371              -     4,438,944             -     4,662,565             -
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                            PIONEER OAK RIDGE
                                                  PIONEER INTERNATIONAL          PIONEER MID CAP             LARGE CAP GROWTH
                                                 VALUE VCT PORTFOLIO -         VALUE VCT PORTFOLIO            VCT PORTFOLIO -
                                                    CLASS II SHARES             - CLASS II SHARES             CLASS II SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       503,966         16,169     2,608,568       205,298     1,455,374             -
Accumulation units purchased and
  transferred from other funding options ...       441,624        507,661     2,705,657     2,717,271     2,683,328     1,462,824
Accumulation units redeemed and
  transferred to other funding options .....       (72,321)       (19,864)     (213,027)     (314,001)     (156,743)       (7,450)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       873,269        503,966     5,101,198     2,608,568     3,981,959     1,455,374
                                              ============   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                            PIONEER SMALL CAP
                                                  PIONEER REAL ESTATE            PIONEER SMALL AND              VALUE VCT
                                                SHARES VCT PORTFOLIO -          MID CAP GROWTH VCT          PORTFOLIO - CLASS
                                                   CLASS II SHARES             PORTFOLIO - CLASS II             II SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     1,875,241         99,485       793,531             -     1,454,987       182,499
Accumulation units purchased and
  transferred from other funding options ...     2,204,557      1,847,415       857,266     1,044,757     1,362,459     1,300,244
Accumulation units redeemed and
  transferred to other funding options .....      (540,079)       (71,659)      (76,010)     (251,226)      (81,210)      (27,756)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     3,539,719      1,875,241     1,574,787       793,531     2,736,236     1,454,987
                                              ============   ============   ===========   ===========   ===========   ===========

                                                 PIONEER SMALL COMPANY          PIONEER STRATEGIC           PIONEER VALUE VCT
                                                VCT PORTFOLIO - CLASS         INCOME VCT PORTFOLIO          PORTFOLIO - CLASS
                                                      II SHARES                 - CLASS II SHARES               II SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       229,480         16,012     7,012,916       552,417     2,559,469        76,161
Accumulation units purchased and
  transferred from other funding options ...       350,296        242,472     7,168,776     7,248,404     1,544,976     2,498,123
Accumulation units redeemed and
  transferred to other funding options .....       (38,809)       (29,004)     (942,303)     (787,905)     (294,066)      (14,815)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       540,967        229,480    13,239,389     7,012,916     3,810,379     2,559,469
                                              ============   ============   ===========   ===========   ===========   ===========

                                                       PUTNAM VT               PUTNAM VT SMALL CAP
                                                 INTERNATIONAL EQUITY          VALUE FUND - CLASS            ALL CAP FUND -
                                                FUND - CLASS IB SHARES              IB SHARES                   CLASS I
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       326,931         73,272     3,521,775       118,549     1,925,216       186,123
Accumulation units purchased and
  transferred from other funding options ...        79,205        270,696     4,960,613     3,459,387     1,087,885     1,785,381
Accumulation units redeemed and
  transferred to other funding options .....       (28,287)       (17,037)   (1,043,834)      (56,161)     (139,585)      (46,288)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       377,849        326,931     7,438,554     3,521,775     2,873,516     1,925,216
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                            SALOMON BROTHERS
                                                                                 LARGE CAP GROWTH            VARIABLE ALL CAP
                                                INVESTORS FUND - CLASS I          FUND - CLASS I             FUND - CLASS II
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004         2005           2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     1,276,770         54,887    1,358,610        106,423             -             -
Accumulation units purchased and
  transferred from other funding options ...       687,103      1,218,182      927,436      1,294,801        22,790             -
Accumulation units redeemed and
  transferred to other funding options .....      (131,589)         3,701     (213,539)       (42,614)           (1)            -
                                              ------------   ------------   ----------    -----------   -----------   -----------
Accumulation units end of year .............     1,832,284      1,276,770    2,072,507      1,358,610        22,789             -
                                              ============   ============   ==========    ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                               SCUDDER REAL
                                                                                                            ESTATE SECURITIES
                                                 SMALL CAP GROWTH FUND -       TOTAL RETURN FUND -             PORTFOLIO -
                                                        CLASS I                     CLASS II                     CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     1,598,943        191,816     1,124,504        80,253     2,085,492       216,587
Accumulation units purchased and
  transferred from other funding options ...     1,404,800      1,452,461     1,150,890     1,089,545     1,363,573     2,031,778
Accumulation units redeemed and
  transferred to other funding options .....      (124,122)       (45,334)     (103,465)      (45,294)     (367,630)     (162,873)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     2,879,621      1,598,943     2,171,929     1,124,504     3,081,435     2,085,492
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                             CAPITAL GROWTH
                                                 SCUDDER VIT EQUITY 500        21ST CENTURY GROWTH            PORTFOLIO -
                                                 INDEX FUND - CLASS B2         PORTFOLIO - CLASS B              CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......             -              -       290,455        54,586       791,601        66,315
Accumulation units purchased and
  transferred from other funding options ...     4,652,954              -        45,935       287,877     3,062,203       728,558
Accumulation units redeemed and
  transferred to other funding options .....       (71,329)             -      (336,390)      (52,008)     (344,836)       (3,272)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     4,581,625              -             -       290,455     3,508,968       791,601
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                             HEALTH SCIENCES
                                                    GLOBAL DISCOVERY            GROWTH AND INCOME              PORTFOLIO -
                                                  PORTFOLIO - CLASS B          PORTFOLIO - CLASS B               CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       826,248         62,830     2,537,485       102,343     1,239,379       100,809
Accumulation units purchased and
  transferred from other funding options ...     1,020,537        947,165     1,544,604     2,570,046     1,068,603     1,187,404
Accumulation units redeemed and
  transferred to other funding options .....      (121,231)      (183,747)     (460,803)     (134,904)     (154,907)      (48,834)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     1,725,554        826,248     3,621,286     2,537,485     2,153,075     1,239,379
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                            SCUDDER BLUE CHIP
                                                      INTERNATIONAL             SVS I SCUDDER BOND             PORTFOLIO -
                                                  PORTFOLIO - CLASS B          PORTFOLIO - CLASS B               CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     1,331,539         52,682             -             -     2,315,883       113,219
Accumulation units purchased and
  transferred from other funding options ...       638,414      1,343,272        51,783             -     2,804,892     2,315,154
Accumulation units redeemed and
  transferred to other funding options .....      (137,076)       (64,415)           (3)            -    (1,256,243)     (112,490)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     1,832,877      1,331,539        51,780             -     3,864,532     2,315,883
                                              ============   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                              SCUDDER GLOBAL
                                                 SCUDDER CONSERVATIVE              SCUDDER FIXED                BLUE CHIP
                                                   INCOME STRATEGY              INCOME PORTFOLIO -             PORTFOLIO -
                                                 PORTFOLIO - CLASS B                 CLASS B                     CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       878,147              -     5,115,157       188,695     1,176,139       108,631
Accumulation units purchased and
  transferred from other funding options ...     3,220,038        887,937     1,957,913     5,191,587       959,832     1,088,669
Accumulation units redeemed and
  transferred to other funding options .....    (1,121,896)        (9,790)     (622,897)     (265,125)     (224,364)      (21,161)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     2,976,289        878,147     6,450,173     5,115,157     1,911,607     1,176,139
                                              ============   ============   ===========   ===========   ===========   ===========

                                                  SCUDDER GOVERNMENT &           SCUDDER GROWTH &            SCUDDER GROWTH
                                                   AGENCY SECURITIES             INCOME STRATEGY              PORTFOLIO -
                                                  PORTFOLIO - CLASS B          PORTFOLIO - CLASS B              CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     1,223,867        181,873     4,087,975             -     1,138,736        65,208
Accumulation units purchased and
  transferred from other funding options ...       472,416      1,179,780    10,477,060     4,091,563       526,895     1,102,488
Accumulation units redeemed and
  transferred to other funding options .....      (230,441)      (137,786)     (459,310)       (3,588)   (1,665,631)      (28,960)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     1,465,842      1,223,867    14,105,725     4,087,975             -     1,138,736
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                             SCUDDER INCOME &
                                                    SCUDDER GROWTH                                           GROWTH STRATEGY
                                                 STRATEGY PORTFOLIO -          SCUDDER HIGH INCOME             PORTFOLIO -
                                                       CLASS B                 PORTFOLIO - CLASS B               CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     4,429,114              -     2,742,359       185,631     2,298,138             -
Accumulation units purchased and
  transferred from other funding options ...    11,288,660      4,470,323     2,817,253     2,707,426     5,073,341     2,308,795
Accumulation units redeemed and
  transferred to other funding options .....      (362,720)       (41,209)     (984,570)     (150,698)     (955,564)      (10,657)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............    15,355,054      4,429,114     4,575,042     2,742,359     6,415,915     2,298,138
                                              ============   ============   ===========   ===========   ===========   ===========

                                                  SCUDDER INTERNATIONAL           SCUDDER MERCURY            SCUDDER MID-CAP
                                                SELECT EQUITY PORTFOLIO           LARGE CAP CORE           GROWTH PORTFOLIO -
                                                       - CLASS B                     PORTFOLIO                 CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     1,580,459         67,670        55,600             -       412,727        16,621
Accumulation units purchased and
  transferred from other funding options ...     1,444,094      1,615,935     1,413,795        55,600       182,731       397,918
Accumulation units redeemed and
  transferred to other funding options .....      (293,057)      (103,146)      (19,847)            -       (59,778)       (1,812)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     2,731,496      1,580,459     1,449,548        55,600       535,680       412,727
                                              ============   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                 SCUDDER SALOMON            SCUDDER SMALL CAP
                                                 SCUDDER MONEY MARKET           AGGRESSIVE GROWTH          GROWTH PORTFOLIO -
                                                 PORTFOLIO - CLASS B                PORTFOLIO                    CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     2,361,361        290,270       101,434       117,558       970,342        86,978
Accumulation units purchased and
  transferred from other funding options ...     7,763,099      7,161,317       171,034        71,931     1,318,837       924,048
Accumulation units redeemed and
  transferred to other funding options .....    (7,116,314)    (5,090,226)      (11,238)      (88,055)     (157,819)      (40,684)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     3,008,146      2,361,361       261,230       101,434     2,131,360       970,342
                                              ============   ============   ===========   ===========   ===========   ===========

                                                   SCUDDER STRATEGIC            SCUDDER TECHNOLOGY          SCUDDER TEMPLETON
                                                  INCOME PORTFOLIO -           GROWTH PORTFOLIO -             FOREIGN VALUE
                                                       CLASS B                       CLASS B                    PORTFOLIO
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     2,491,872        267,848       818,108       114,233        98,558             -
Accumulation units purchased and
  transferred from other funding options ...     2,150,402      2,282,164       403,290       850,002     1,527,799        98,558
Accumulation units redeemed and
  transferred to other funding options .....      (235,456)       (58,140)      (94,103)     (146,127)      (18,444)            -
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     4,406,818      2,491,872     1,127,295       818,108     1,607,913        98,558
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                                 SVS DREMAN
                                                                                SVS DAVIS VENTURE           FINANCIAL SERVICES
                                                  SCUDDER TOTAL RETURN          VALUE PORTFOLIO -               PORTFOLIO -
                                                  PORTFOLIO - CLASS B                CLASS B                      CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     2,373,519         40,184     4,120,738       184,590     1,228,112        66,611
Accumulation units purchased and
  transferred from other funding options ...     1,782,461      2,503,336     2,711,455     4,014,283       959,632     1,174,184
Accumulation units redeemed and
  transferred to other funding options .....      (167,046)      (170,001)     (613,335)      (78,135)     (147,851)      (12,683)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     3,988,934      2,373,519     6,218,858     4,120,738     2,039,893     1,228,112
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                            SVS EAGLE FOCUSED
                                                 SVS DREMAN HIGH RETURN          SVS DREMAN SMALL           LARGE CAP GROWTH
                                                   EQUITY PORTFOLIO -          CAP VALUE PORTFOLIO             PORTFOLIO -
                                                        CLASS B                     - CLASS B                    CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     4,519,607        182,473     2,538,924       200,824     1,156,397       104,044
Accumulation units purchased and
  transferred from other funding options ...     4,947,828      4,516,450     2,517,133     2,479,808        64,483     1,103,867
Accumulation units redeemed and
  transferred to other funding options .....      (833,423)      (179,316)     (312,762)     (141,708)   (1,220,880)      (51,514)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     8,634,012      4,519,607     4,743,295     2,538,924             -     1,156,397
                                              ============   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   SVS FOCUS VALUE &              SVS II SCUDDER              SVS INDEX 500
                                                  GROWTH PORTFOLIO -             LARGE CAP VALUE               PORTFOLIO -
                                                       CLASS B                 PORTFOLIO - CLASS B               CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004           2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       457,996         40,548     1,853,444       122,380     2,970,162       228,971
Accumulation units purchased and
  transferred from other funding options ...        88,755        419,577       664,092     1,874,376     1,161,693     2,833,049
Accumulation units redeemed and
  transferred to other funding options .....      (546,751)        (2,129)     (339,343)     (143,312)   (4,131,855)      (91,858)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............             -        457,996     2,178,193     1,853,444             -     2,970,162
                                              ============   ============   ===========   ===========   ===========   ===========

                                                 SVS JANUS GROWTH AND            SVS JANUS GROWTH           SVS MFS STRATEGIC
                                                  INCOME PORTFOLIO -              OPPORTUNITIES             VALUE PORTFOLIO -
                                                       CLASS B                 PORTFOLIO - CLASS B               CLASS B
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004           2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     1,146,004        204,246       253,297         5,973     1,575,607        88,240
Accumulation units purchased and
  transferred from other funding options ...       685,476      1,192,873       437,624       256,676       311,363     1,765,890
Accumulation units redeemed and
  transferred to other funding options .....       (76,408)      (251,115)      (40,212)       (9,352)     (193,960)     (278,523)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     1,755,072      1,146,004       650,709       253,297     1,693,010     1,575,607
                                              ============   ============   ===========   ===========   ===========   ===========

                                                   SVS OAK STRATEGIC            SVS TURNER MID CAP            ALGER AMERICAN
                                                  EQUITY PORTFOLIO -           GROWTH PORTFOLIO -          BALANCED PORTFOLIO
                                                       CLASS B                       CLASS B                - CLASS S SHARES
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004           2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       814,850        117,991     1,107,290        91,994     2,772,216       280,943
Accumulation units purchased and
  transferred from other funding options ...     1,163,861        730,186       427,200     1,063,278       666,145     2,657,964
Accumulation units redeemed and
  transferred to other funding options .....       (69,644)       (33,327)      (67,268)      (47,982)     (168,964)     (166,691)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     1,909,067        814,850     1,467,222     1,107,290     3,269,397     2,772,216
                                              ============   ============   ===========   ===========   ===========   ===========

                                                     ALGER AMERICAN
                                                    LEVERAGED ALLCAP                 AIM CAPITAL               CONVERTIBLE
                                                  PORTFOLIO - CLASS S               APPRECIATION               SECURITIES
                                                         SHARES                       PORTFOLIO                 PORTFOLIO
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004           2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       504,924         82,475       930,937        43,021     1,846,199       241,933
Accumulation units purchased and
  transferred from other funding options ...       551,529        539,669     1,143,039       896,464     1,153,414     1,636,088
Accumulation units redeemed and
  transferred to other funding options .....       (89,389)      (117,220)     (130,378)       (8,548)     (341,763)      (31,822)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       967,064        504,924     1,943,598       930,937     2,657,850     1,846,199
                                              ============   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                  DISCIPLINED MID CAP             EQUITY INCOME              FEDERATED HIGH
                                                   STOCK PORTFOLIO                  PORTFOLIO               YIELD PORTFOLIO
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......     1,829,112         81,831     3,428,226       114,332     2,440,188       313,685
Accumulation units purchased and
  transferred from other funding options ...     1,455,663      1,754,248     4,252,261     3,353,037     2,091,408     2,170,892
Accumulation units redeemed and
  transferred to other funding options .....      (154,648)        (6,967)     (169,274)      (39,143)     (364,927)      (44,389)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............     3,130,127      1,829,112     7,511,213     3,428,226     4,166,669     2,440,188
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                                MANAGED
                                                                                                           ALLOCATION SERIES:
                                                    FEDERATED STOCK                                            AGGRESSIVE
                                                      PORTFOLIO                LARGE CAP PORTFOLIO             PORTFOLIO
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......       350,328         32,112     1,050,600         8,694             -             -
Accumulation units purchased and
  transferred from other funding options ...       244,468        374,211     2,157,162     1,047,146       964,827             -
Accumulation units redeemed and
  transferred to other funding options .....       (57,986)       (55,995)      (49,875)       (5,240)      (17,121)            -
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       536,810        350,328     3,157,887     1,050,600       947,706             -
                                              ============   ============   ===========   ===========   ===========   ===========

                                                                                                                 MANAGED
                                                  MANAGED ALLOCATION           MANAGED ALLOCATION          ALLOCATION SERIES:
                                                 SERIES: CONSERVATIVE          SERIES: MODERATE            MODERATE-AGGRESSIVE
                                                      PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......             -              -             -             -             -             -
Accumulation units purchased and
  transferred from other funding options ...     1,239,631              -     8,127,466             -     4,768,069             -
Accumulation units redeemed and
  transferred to other funding options .....      (265,241)             -      (543,885)            -      (161,358)            -
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       974,390              -     7,583,581             -     4,606,711             -
                                              ============   ============   ===========   ===========   ===========   ===========

                                                   MANAGED ALLOCATION
                                                        SERIES:
                                                 MODERATE-CONSERVATIVE          MERCURY LARGE CAP              MFS EMERGING
                                                       PORTFOLIO                 CORE PORTFOLIO              GROWTH PORTFOLIO
                                              ---------------------------   -------------------------   -------------------------
                                                  2005           2004          2005          2004          2005          2004
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units beginning of year .......             -              -     1,023,626        32,021       909,285        42,083
Accumulation units purchased and
  transferred from other funding options ...       881,683              -     2,082,556       997,621       212,847       898,744
Accumulation units redeemed and
  transferred to other funding options .....       (28,278)             -      (220,553)       (6,016)   (1,122,132)      (31,542)
                                              ------------   ------------   -----------   -----------   -----------   -----------
Accumulation units end of year .............       853,405              -     2,885,629     1,023,626             -       909,285
                                              ============   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                               MFS MID CAP GROWTH PORTFOLIO   MFS TOTAL RETURN PORTFOLIO     MFS VALUE PORTFOLIO
                                               ----------------------------   --------------------------   ------------------------
                                                   2005             2004          2005           2004          2005         2004
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units beginning of year .......      1,205,168         116,174    10,054,816        492,920     1,346,620            -
Accumulation units purchased and
   transferred from other funding options ..      2,260,146       1,111,236    15,748,437      9,820,049     3,912,270    1,347,963
Accumulation units redeemed and
   transferred to other funding options ....       (164,225)        (22,242)   (1,655,863)      (258,153)     (106,693)      (1,343)
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units end of year .............      3,301,089       1,205,168    24,147,390     10,054,816     5,152,197    1,346,620
                                               ============      ==========   ===========    ===========   ===========   ==========

                                               MONDRIAN INTERNATIONAL STOCK                                 PIONEER MID CAP VALUE
                                                        PORTFOLIO               PIONEER FUND PORTFOLIO             PORTFOLIO
                                               ----------------------------   --------------------------   ------------------------
                                                   2005             2004          2005           2004          2005         2004
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units beginning of year .......      1,108,581          53,581       288,358         10,664             -            -
Accumulation units purchased and
   transferred from other funding options ..      1,623,359       1,072,141       637,854        280,369       309,999            -
Accumulation units redeemed and
   transferred to other funding options ....        (73,557)        (17,141)       (9,260)        (2,675)       (8,911)           -
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units end of year .............      2,658,383       1,108,581       916,952        288,358       301,088            -
                                               ============      ==========   ===========    ===========   ===========   ==========

                                                                                                                 STYLE FOCUS
                                                     PIONEER STRATEGIC                                        SERIES: SMALL CAP
                                                     INCOME PORTFOLIO         STRATEGIC EQUITY PORTFOLIO       GROWTH PORTFOLIO
                                               ----------------------------   --------------------------   ------------------------
                                                   2005             2004          2005           2004          2005         2004
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units beginning of year .......      2,089,366               -       338,000         53,886             -            -
Accumulation units purchased and
   transferred from other funding options ..      5,404,002       2,114,129       400,671        364,886        81,757            -
Accumulation units redeemed and
   transferred to other funding options ....       (549,396)        (24,763)      (53,810)       (80,772)       (3,824)           -
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units end of year .............      6,943,972       2,089,366       684,861        338,000        77,933            -
                                               ============      ==========   ===========    ===========   ===========   ==========

                                                 STYLE FOCUS SERIES: SMALL           TRAVELERS                 U.S. GOVERNMENT
                                                    CAP VALUE PORTFOLIO         QUALITY BOND PORTFOLIO       SECURITIES PORTFOLIO
                                               ----------------------------   --------------------------   ------------------------
                                                   2005            2004          2005           2004          2005         2004
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units beginning of year .......              -               -     4,638,267        301,488     1,566,411            -
Accumulation units purchased and
   transferred from other funding options ..         76,643               -     3,534,864      4,485,162     4,391,043    1,577,764
Accumulation units redeemed and
   transferred to other funding options ....         (7,140)              -      (894,761)      (148,383)     (238,907)     (11,353)
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units end of year .............         69,503               -     7,278,370      4,638,267     5,718,547    1,566,411
                                               ============      ==========   ===========    ===========   ===========   ==========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                SB ADJUSTABLE RATE INCOME         SOCIAL AWARENESS           COMSTOCK PORTFOLIO -
                                                PORTFOLIO - CLASS I SHARES         STOCK PORTFOLIO             CLASS II SHARES
                                               ----------------------------   --------------------------   ------------------------
                                                   2005             2004          2005           2004          2005         2004
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units beginning of year .......      1,530,979          24,370       266,504              -     3,432,528      229,415
Accumulation units purchased and
   transferred from other funding options ..      2,492,257       2,564,589       469,053        266,571     6,335,386    3,262,101
Accumulation units redeemed and
   transferred to other funding options ....       (583,839)     (1,057,980)       (8,861)           (67)     (348,630)     (58,988)
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units end of year .............      3,439,397       1,530,979       726,696        266,504     9,419,284    3,432,528
                                               ============      ==========   ===========    ===========   ===========   ==========

                                                                                                               DYNAMIC CAPITAL
                                                  ENTERPRISE PORTFOLIO -       CONTRAFUND(R) PORTFOLIO -   APPRECIATION PORTFOLIO -
                                                     CLASS II SHARES               SERVICE CLASS 2             SERVICE CLASS 2
                                               ----------------------------   --------------------------   ------------------------
                                                   2005             2004          2005           2004          2005         2004
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units beginning of year .......        125,581          20,751     4,081,573         98,001       386,913      115,414
Accumulation units purchased and
   transferred from other funding options ..          5,674         106,481     8,028,968      4,028,994       650,138      272,609
Accumulation units redeemed and
   transferred to other funding options ....         (2,801)         (1,651)     (551,607)       (45,422)      (17,421)      (1,110)
                                               ------------      ----------   -----------    -----------   -----------   ----------
Accumulation units end of year .............        128,454         125,581    11,558,934      4,081,573     1,019,630      386,913
                                               ============      ==========   ===========    ===========   ===========   ==========

                                                     MID CAP PORTFOLIO
                                                     - SERVICE CLASS 2
                                               ----------------------------
                                                   2005             2004
                                               ------------      ----------
Accumulation units beginning of year .......      4,743,534         134,700
Accumulation units purchased and
   transferred from other funding options ..      8,557,516       4,715,642
Accumulation units redeemed and
   transferred to other funding options ....       (639,185)       (106,808)
                                               ------------      ----------
Accumulation units end of year .............     12,661,865       4,743,534
                                               ============      ==========

                              INDEPENDENT AUDITORS

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                           PIONEER ANNUISTAR(SM) PLUS
                            PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS



                       STATEMENT OF ADDITIONAL INFORMATION



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY



                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MIC-Book-70-71-75                                                       May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


      (1)   Statement of Assets and Liabilities as of December 31, 2005

      (2)   Statement of Operations for the year ended December 31, 2005

      (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004

      (4)   Statement of Investments as of December 31, 2005

      (5)   Notes to Financial Statements


      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:


      (1) Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003

      (2)   Consolidated Balance Sheets as of December 31, 2005 and 2004

      (3) Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003

      (4) Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

      (5)   Notes to Consolidated Financial Statements

      (6)   Financial Statement Schedules


(b) EXHIBITS


EXHIBIT
 NUMBER      DESCRIPTION
-------      ------------
   1.        Resolution of The Travelers Insurance Company Board of Directors
             authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on
             Form N-4, filed May 23, 1997.)

   2.        Not Applicable.

 3(a).       Distribution and Principal Underwriting Agreement among the
             Registrant, The Travelers Insurance Company and Travelers
             Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on
             Form N-4, File No. 333-58783 filed February 26, 2001.)

 3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers
             Fund ABD for Variable Annuities to the Registration Statement on
             Form N-4, File No. 033-65343 filed April 6, 2006.)

 4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed
             April 17, 2003.)

 4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed
             November 19, 2004.)

 4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit
             4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4,
             File No. 033-65343 filed April 6, 2006.)

 4(d).       Roth 401 Endorsement. (Incorporated herein by reference to Exhibit
             4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4,
             File No. 033-65343 filed April 6, 2006.)

 4(e).       Roth 403(b) Endorsement. (Incorporated herein by reference to
             Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers
             Fund ABD for Variable Annuities to the Registration Statement on
             Form N-4, File No. 033-65343 filed April 6, 2006.)

 5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on
             Form N-4, File No. 333-101778 filed April 17, 2003.)

 5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
             Travelers Fund ABD for Variable Annuities to the Registration
             Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)



 6.(a)       Charter of The Travelers Insurance Company, as amended on October
             19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed
             November 13, 1998.)

 6.(b)       By-Laws of The Travelers Insurance Company, as amended on October
             20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via
             EDGAR on April 18, 1995.)

 6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006.
             (Incorporated herein by reference to Exhibit 6(c) to Post-Effective
             Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
             Registration Statement on Form N-4 , File No. 033-65343 filed April
             6, 2006.)

   7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

 8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
             Statement on Form N-4, File No. 333-101778 filed April 21, 2005).

 8(b).       Participation Agreement Among Metropolitan Series Fund, Inc.,
             MetLife Advisers, LLC, Metropolitan Life Insurance Company, The
             Travelers Insurance Company and The Travelers Life and Annuity
             Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The
             Travelers Fund ABD for Variable Annuities Registration Statement on
             Form N-4, File No. 033-65343 filed April 6, 2006.)

 8(c).       Participation Agreement Among Met Investors Series Trust, Met
             Investors Advisory, LLC, MetLife Investors Distribution Company,
             The Travelers Insurance Company and The Travelers Life and Annuity
             Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
             Travelers Fund ABD for Variable Annuities Registration Statement on
             Form N-4, File No. 033-65343 filed April 6, 2006.)

   9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 11, 2002.)

   10(a)     Consent of KPMG LLP, Independent Registered Public Accounting Firm.
             Filed herewith.

   10(b)     Consent of Deloitte & Touche LLP, Independent Registered Public
             Accounting Firm. Filed herewith.

   11.       Not Applicable.

   12.       Not Applicable.

   15.       Power of Attorney authorizing Michele H. Abate, Thomas S. Clark,
             John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C.
             Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for
             C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley
             J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate
             Account Eleven for Variable Annuities Registration Statement on
             Form N-4, File No. 333-101778, filed September 20, 2005.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

NAME AND PRINCIPAL                              POSITIONS AND OFFICES
BUSINESS ADDRESS                                WITH INSURANCE COMPANY
----------------                                ------------------------
C. Robert Henrikson                             Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                           Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                                   Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                             Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                               Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                                   Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                              Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                                Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.                        Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                                Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                           Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                                   Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                                 Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                                Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                             Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                               Vice President
10 Park Avenue
Morristown, NJ 07962

S. Peter Headley                                Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

C. Scott Inglis                                 Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                                Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                               Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                                 Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                                  Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                               Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                               Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                                  Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                               Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal                           Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                                Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                                    Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                              Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                               Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 1,027 qualified contracts and 1,038 non-qualified contracts of Pioneer Annuistar Plus; there were 3,091 qualified contracts and 2,421 non-qualified contracts of Architect Plus; and there were 706 qualified contracts and 965 non-qualified contracts of Scudder Advocate Rewards Annuity offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Travelers Distribution LLC
    One Cityplace
    Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.

NAME AND PRINCIPAL                                 POSITIONS AND OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER
----------------                                   ---------------------
Leslie Sutherland                                  President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                               Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                                   Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                               Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                                Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                                    Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                                 Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

John E. Petersen                                   Vice President
13045 Tesson Ferry Rd.
St. Louis, MO 63128

Robert H. Petersen                                 Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                                      Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                                   Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                                   Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                              Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                                 Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                                   Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                                 Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                (2)
                                          Net Underwriting            (3)                      (4)               (5)
             (1)                           Discounts and           Compensation On           Brokerage          Other
Name of Principal Underwriter               Commissions             Redemption              Commissions       Compensation
-----------------------------             ----------------         ---------------          -----------       ------------
Travelers Distribution LLC                  $132,588,671                  $0                     $0                $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 5th day of April, 2006.

               TIC SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                      By: /s/ HUGH C. MCHAFFIE
                                          -----------------------
                                       Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2006.

*C.ROBERT HENRIKSON                     Director, Chairman, President and
------------------------------          Chief Executive Officer
(C.Robert Henrikson)

*STANLEY J. TALBI                       Senior Vice President and
------------------------------          Chief Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.               Senior Vice President and Chief
------------------------------          Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.                  Director
------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                          Director
------------------------------
(Lisa M. Weber)

By:  /s/ John E. Connolly, Jr.
     -------------------------
     John E. Connolly, Jr., Attorney-in-Fact

* The Travelers Insurance Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.

                                  EXHIBIT INDEX

10(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
      Firm.